UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-01944
                           --------------------------

                     Principal Variable Contracts Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 515-247-6783
                               -------------------

Date of fiscal year end:           December 31, 2007
                                   ---------------------------

Date of reporting period:          June 30, 2007
                                   ---------------------------

ITEM 1 - REPORT TO STOCKHOLDERS

This will be provided by Financial Reporting.

                                Table of Contents



Shareholder Expense Example.....................................................................................2
Financial Statements and Highlights
   Statements of Assets and Liabilities.........................................................................6
   ------------------------------------
   Statements of Operations....................................................................................20
   ------------------------
   Statements of Changes in Net Assets.........................................................................34
   -----------------------------------
   Notes to Financial Statements...............................................................................54
   -----------------------------
   Schedules of Investments
      Asset Allocation Account.................................................................................68
      ------------------------
      Balanced Account.........................................................................................83
      ----------------
      Bond Account............................................................................................107
      ------------
      Capital Value Account...................................................................................127
      ---------------------
      Diversified International Account.......................................................................131
      ---------------------------------
      Equity Growth Account...................................................................................144
      ---------------------
      Equity Income Account I.................................................................................146
      -----------------------
      Equity Value Account....................................................................................150
      --------------------
      Government & High Quality Bond Account..................................................................153
      --------------------------------------
      Growth Account..........................................................................................158
      --------------
      Income Account..........................................................................................160
      --------------
      International Emerging Markets Account..................................................................164
      --------------------------------------
      International SmallCap Account..........................................................................168
      ------------------------------
      LargeCap Blend Account..................................................................................177
      ----------------------
      LargeCap Stock Index Account............................................................................184
      LargeCap Value Account..................................................................................194
      ----------------------
      MidCap Account..........................................................................................198
      --------------
      MidCap Growth Account...................................................................................201
      ---------------------
      MidCap Stock Account....................................................................................206
      --------------------
      MidCap Value Account....................................................................................209
      --------------------
      Money Market Account....................................................................................214
      --------------------
      Mortgage Securities Account.............................................................................219
      ---------------------------
      Principal LifeTime 2010 Account.........................................................................222
      -------------------------------
      Principal LifeTime 2020 Account.........................................................................224
      -------------------------------
      Principal LifeTime 2030 Account.........................................................................226
      -------------------------------
      Principal LifeTime 2040 Account.........................................................................228
      -------------------------------
      Principal LifeTime 2050 Account.........................................................................230
      -------------------------------
      Principal LifeTime Strategic Income Account.............................................................232
      -------------------------------------------
      Real Estate Securities Account..........................................................................234
      ------------------------------
      SAM Balanced Portfolio..................................................................................236
      ----------------------
      SAM Conservative Balanced Portfolio.....................................................................239
      -----------------------------------
      SAM Consevative Growth Portfolio........................................................................242
      --------------------------------
      SAM Flexible Income Portfolio...........................................................................244
      -----------------------------
      SAM Strategic Growth Portfolio..........................................................................246
      ------------------------------
      Short-Term Bond Account.................................................................................248
      -----------------------
      Short-Term Income Account...............................................................................261
      -------------------------
      SmallCap Account........................................................................................264
      ----------------
      SmallCap Growth Account.................................................................................271
      -----------------------
      SmallCap Value Account..................................................................................278
      ----------------------
      West Coast Equity Account...............................................................................289
      -------------------------
   Financial Highlights.......................................................................................294
   --------------------
Fund Directors and Officers...................................................................................325
---------------------------
Proxy Voting Policies.........................................................................................327
---------------------
Schedules of Investments......................................................................................327
------------------------

                           SHAREHOLDER EXPENSE EXAMPLE
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            June 30, 2007 (unaudited)

                                        2
As a shareholder of Principal Variable Contracts Fund, Inc. you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Variable Contracts Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund's annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher. Expenses shown below and on the following pages do not account for fees, expenses and charges of any variable insurance contract or retirement plan. If these fees had been reflected, expenses would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

       Actual Expenses

       The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


       Hypothetical Example for Comparison Purposes

       The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each accounts' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the account's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Variable Contracts Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                                                    Beginning                                 Expenses Paid
                                               --------------------        Ending             During Period
                                                  Account Value        Account Value        January 1, 2007          Annualized
                                                 January 1, 2007        June 30, 2007    to June 30, 2007(  a)      Expense Ratio
Asset Allocation Account Class 1
     Actual                                               $1,000.00            $1,059.91                   $4.24        0.83%
     Hypothetical                                          1,000.00             1,020.68                    4.16        0.83
Balanced Account Class 1
     Actual                                                1,000.00             1,049.34                    3.20        0.63
     Hypothetical                                          1,000.00             1,021.67                    3.16        0.63
Bond Account Class 1
     Actual                                                1,000.00             1,008.14                    2.09        0.42
     Hypothetical                                          1,000.00             1,022.71                    2.11        0.42
Capital Value Account Class 1
     Actual                                                1,000.00             1,049.40                    3.05        0.60
     Hypothetical                                          1,000.00             1,021.82                    3.01        0.60
Diversified International Account Class 1
     Actual                                                1,000.00             1,126.08                    4.59        0.87
     Hypothetical                                          1,000.00             1,020.48                    4.36        0.87
Diversified International Account Class 2(b)
     Actual                                                1,000.00             1,146.65                    5.65        1.11
     Hypothetical                                          1,000.00             1,019.29                    5.56        1.11
Equity Growth Account Class 1
     Actual                                                1,000.00             1,076.36                    3.91        0.76
     Hypothetical                                          1,000.00             1,021.03                    3.81        0.76
Equity Income Account I Class 1
     Actual                                                1,000.00             1,074.14                    2.57        0.50
     Hypothetical                                          1,000.00             1,022.32                    2.51        0.50


Equity Income Account I Class 2
     Actual                                               $1,000.00            $1,073.02                   $3.85        0.75%
     Hypothetical                                          1,000.00             1,021.08                    3.76        0.75
Equity Value Account Class 1
     Actual                                                1,000.00             1,058.75                    4.59        0.90
     Hypothetical                                          1,000.00             1,020.33                    4.51        0.90
Government & High Quality Bond Account Class 1
     Actual                                                1,000.00             1,006.53                    2.29        0.46
     Hypothetical                                          1,000.00             1,022.51                    2.31        0.46
Growth Account Class 1
     Actual                                                1,000.00             1,086.23                    3.52        0.68
     Hypothetical                                          1,000.00             1,021.42                    3.41        0.68
Growth Account Class 2(b)
     Actual                                                1,000.00             1,080.66                    4.59        0.93
     Hypothetical                                          1,000.00             1,020.18                    4.66        0.93
Income Account Class 1
     Actual                                                1,000.00             1,010.41                    2.54        0.51
     Hypothetical                                          1,000.00             1,022.27                    2.56        0.51
Income Account Class 2
     Actual                                                1,000.00             1,009.86                    3.79        0.76
     Hypothetical                                          1,000.00             1,021.03                    3.81        0.76
International Emerging Markets Account Class 1
     Actual                                                1,000.00             1,203.37                    7.54        1.38
     Hypothetical                                          1,000.00             1,017.95                    6.90        1.38
International SmallCap Account Class 1
     Actual                                                1,000.00             1,158.04                    6.69        1.25
     Hypothetical                                          1,000.00             1,018.60                    6.26        1.25
LargeCap Blend Account Class 1
     Actual                                                1,000.00             1,068.82                    3.80        0.74
     Hypothetical                                          1,000.00             1,021.12                    3.71        0.74
LargeCap Blend Account Class 2(b)
     Actual                                                1,000.00             1,071.18                    4.86        0.99
     Hypothetical                                          1,000.00             1,019.89                    4.96        0.99
LargeCap Stock Index Account Class 1
     Actual                                                1,000.00             1,067.97                    1.33        0.26
     Hypothetical                                          1,000.00             1,023.51                    1.30        0.26
LargeCap Value Account Class 1
     Actual                                                1,000.00             1,057.23                    3.88        0.76
     Hypothetical                                          1,000.00             1,021.03                    3.81        0.76
MidCap Account Class 1
     Actual                                                1,000.00             1,120.50                    2.94        0.56
     Hypothetical                                          1,000.00             1,022.02                    2.81        0.56
MidCap Growth Account Class 1
     Actual                                                1,000.00             1,123.08                    4.84        0.92
     Hypothetical                                          1,000.00             1,020.23                    4.61        0.92
MidCap Stock Account Class 1
     Actual                                                1,000.00             1,088.49                    3.78        0.73
     Hypothetical                                          1,000.00             1,021.17                    3.66        0.73
MidCap Stock Account Class 2
     Actual                                                1,000.00             1,087.61                    5.23        1.01
     Hypothetical                                          1,000.00             1,019.79                    5.06        1.01
MidCap Value Account Class 1
     Actual                                                1,000.00             1,089.06                    5.49        1.06
     Hypothetical                                          1,000.00             1,019.54                    5.31        1.06
Money Market Account Class 1
     Actual                                               $1,000.00            $1,024.43                   $2.41        0.48%
     Hypothetical                                          1,000.00             1,022.41                    2.41        0.48
Money Market Account Class 2(b)
     Actual                                                1,000.00             1,022.31                    3.50        0.73
     Hypothetical                                          1,000.00             1,021.17                    3.66        0.73
Mortgage Securities Account Class 1
     Actual                                                1,000.00             1,008.86                    2.54        0.51
     Hypothetical                                          1,000.00             1,022.27                    2.56        0.51
Mortgage Securities Account Class 2
     Actual                                                1,000.00             1,007.30                    3.78        0.76
     Hypothetical                                          1,000.00             1,021.03                    3.81        0.76
Principal LifeTime 2010 Account Class 1
     Actual                                                1,000.00             1,040.59                    0.76        0.15
     Hypothetical                                          1,000.00             1,024.05                    0.75        0.15
Principal LifeTime 2020 Account Class 1
     Actual                                                1,000.00             1,050.97                    0.66        0.13
     Hypothetical                                          1,000.00             1,024.15                    0.65        0.13
Principal LifeTime 2030 Account Class 1
     Actual                                                1,000.00             1,061.23                    0.82        0.16
     Hypothetical                                          1,000.00             1,024.00                    0.80        0.16
Principal LifeTime 2040 Account Class 1
     Actual                                                1,000.00             1,067.59                    0.67        0.13
     Hypothetical                                          1,000.00             1,024.15                    0.65        0.13
Principal LifeTime 2050 Account Class 1
     Actual                                                1,000.00             1,068.44                    0.62        0.12
     Hypothetical                                          1,000.00             1,024.20                    0.60        0.12
Principal LifeTime Strategic Income
Account Class 1
     Actual                                                1,000.00             1,019.53                    0.70        0.14
     Hypothetical                                          1,000.00             1,024.10                    0.70        0.14
Real Estate Securities Account Class 1
     Actual                                                1,000.00               905.16                    4.02        0.85
     Hypothetical                                          1,000.00             1,020.58                    4.26        0.85
Real Estate Securities Account Class 2(b)
     Actual                                                1,000.00               919.51                    5.00        1.10
     Hypothetical                                          1,000.00             1,019.34                    5.51        1.10
SAM Balanced Portfolio Class 1
     Actual                                                1,000.00             1,055.48                    1.22        0.24
     Hypothetical                                          1,000.00             1,023.60                    1.20        0.24
SAM Balanced Portfolio Class 2
     Actual                                                1,000.00             1,053.76                    2.50        0.49
     Hypothetical                                          1,000.00             1,022.36                    2.46        0.49
SAM Conservative Balanced Portfolio Class 1
     Actual                                                1,000.00             1,040.95                    1.21        0.24
     Hypothetical                                          1,000.00             1,023.60                    1.20        0.24
SAM Conservative Balanced Portfolio Class 2
     Actual                                                1,000.00             1,039.46                    2.48        0.49
     Hypothetical                                          1,000.00             1,022.36                    2.46        0.49
SAM Conservative Growth Portfolio Class 1
     Actual                                                1,000.00             1,067.64                    1.23        0.24
     Hypothetical                                          1,000.00             1,023.60                    1.20        0.24
SAM Conservative Growth Portfolio Class 2
     Actual                                                1,000.00             1,066.00                    2.51        0.49
     Hypothetical                                          1,000.00             1,022.36                    2.46        0.49
SAM Flexible Income Portfolio Class 1
     Actual                                               $1,000.00            $1,026.14                   $1.21         0.24%
     Hypothetical                                          1,000.00             1,023.60                    1.20        0.24
SAM Flexible Income Portfolio Class 2
     Actual                                                1,000.00             1,025.17                    2.46        0.49
     Hypothetical                                          1,000.00             1,022.36                    2.46        0.49
SAM Strategic Growth Portfolio Class 1
     Actual                                                1,000.00             1,074.97                    1.23        0.24
     Hypothetical                                          1,000.00             1,023.60                    1.20        0.24
SAM Strategic Growth Portfolio Class 2
     Actual                                                1,000.00             1,073.62                    2.52        0.49
     Hypothetical                                          1,000.00             1,022.36                    2.46        0.49
Short-Term Bond Account Class 1
     Actual                                                1,000.00             1,018.61                    2.50        0.50
     Hypothetical                                          1,000.00             1,022.32                    2.51        0.50
Short-Term Income Account Class 1
     Actual                                                1,000.00             1,019.93                    2.65        0.53
     Hypothetical                                          1,000.00             1,022.17                    2.66        0.53
Short-Term Income Account Class 2
     Actual                                                1,000.00             1,017.29                    3.90        0.78
     Hypothetical                                          1,000.00             1,020.93                    3.91        0.78
SmallCap Account Class 1
     Actual                                                1,000.00             1,092.05                    4.46        0.86
     Hypothetical                                          1,000.00             1,020.53                    4.31        0.86
SmallCap Growth Account Class 1
     Actual                                                1,000.00             1,102.68                    5.27        1.01
     Hypothetical                                          1,000.00             1,019.79                    5.06        1.01
SmallCap Growth Account Class 2(b)
     Actual                                                1,000.00             1,110.07                    6.30        1.26
     Hypothetical                                          1,000.00             1,018.55                    6.31        1.26
SmallCap Value Account Class 1
     Actual                                                1,000.00             1,050.75                    5.14        1.01
     Hypothetical                                          1,000.00             1,019.79                    5.06        1.01
SmallCap Value Account Class 2(b)
     Actual                                                1,000.00             1,063.74                    6.16        1.26
     Hypothetical                                          1,000.00             1,018.55                    6.31        1.26
West Coast Equity Account Class 1
     Actual                                                1,000.00             1,054.81                    3.26        0.64
     Hypothetical                                          1,000.00             1,021.62                    3.21        0.64
West Coast Equity Account Class 2
     Actual                                                1,000.00             1,053.76                    4.53        0.89
     Hypothetical                                          1,000.00             1,020.38                    4.46        0.89


(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period)
(b) Period  beginning  January 9, 2007  through June 30,
2007. Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 173/365 (to reflect the period since inception).





                      STATEMENTS OF ASSETS AND LIABILITIES
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            June 30, 2007 (unaudited)

                                                                                      Asset
                                                                                    Allocation
Amounts in thousands, except per share amounts                                       Account      Balanced Account   Bond Account
-----------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................        $ 78,400         $ 125,251        $ 628,111
Assets
Investment in securities--at value  ............................................        $ 97,052  $ 136,332(     a)     $ 622,685(a)
Cash............................................................................          12,122               416            2,167
Receivables:
     Capital Shares sold........................................................              20                52              206
     Dividends and interest.....................................................             358               444            4,017
     Foreign currency contracts ................................................             370                 -                -
     Investment securities sold.................................................           1,450             2,104           26,863
     Unrealized gain on swap agreements.........................................               -                 -              156
     Variation margin on futures contracts......................................             488                 -                -
                                                                  Total Assets           111,860           139,348          656,094
Liabilities
Accrued management and investment advisory fees.................................              68                55              151
Accrued directors' expenses.....................................................               3                 3                -
Accrued other expenses..........................................................              12                15               10
Payables:
     Capital Shares reacquired..................................................              24               124               30
     Foreign currency contracts ................................................             224                 -                -
     Investment securities purchased............................................           8,530            10,866          137,238
     Options and swaptions contracts............................................               -                 -              249
     Unrealized loss on swap agreements.........................................               -                 -              357
Collateral obligation on securities loaned, at value............................               -            16,114           72,441
                                                             Total Liabilities             8,861            27,177          210,476
Net Assets Applicable to Outstanding Shares.....................................       $ 102,999         $ 112,171        $ 445,618

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................        $ 81,226          $ 99,382        $ 449,941
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................             514             1,404           11,302
Accumulated undistributed (overdistributed) net realized gain (loss)............           2,566               304           (9,749)
Net unrealized appreciation (depreciation) of investments.......................          18,548            11,081           (5,876)
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency.................................................             145                 -                -
                                                               Total Net Assets        $ 102,999         $ 112,171        $ 445,618
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         100,000           100,000          200,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 102,999         $ 112,171        $ 445,618
     Shares issued and outstanding..............................................           7,304             6,755           38,213
     Net Asset Value per share..................................................         $ 14.10           $ 16.61          $ 11.66

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.





                                                                                                     Diversified
                                                                                  Capital Value     International    Equity Growth
Amounts in thousands, except per share amounts                                       Account          Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................       $ 269,498         $ 512,264        $ 309,166
Foreign currency--at cost.......................................................             $ -             $ 179              $ -
Assets
Investment in securities--at value  ............................................     $ 309,993(a)      $ 610,408(a)     $ 355,814(a)
Foreign currency--at value......................................................               -               178                -
Cash............................................................................              25                 -            3,871
Receivables:
     Capital Shares sold........................................................              29                90               48
     Dividends and interest.....................................................             371             1,610              182
     Foreign tax refund.........................................................               -                15                -
     Investment securities sold.................................................               -             2,749            1,267
Prepaid directors' expenses.....................................................               -                 2                -
                                                                  Total Assets           310,418           615,052          361,182
Liabilities
Accrued management and investment advisory fees.................................             147               390              192
Accrued distribution fees.......................................................               -                 1                -
Accrued directors' expenses.....................................................               1                 -                3
Accrued other expenses..........................................................               3               125                8
Cash Overdraft..................................................................               -               828                -
Payables:
     Capital Shares reacquired..................................................             196               282              156
     Deferred foreign tax.......................................................               -                39                -
     Investment securities purchased............................................               -             2,861              525
Collateral obligation on securities loaned, at value............................          16,458            40,758           49,887
                                                             Total Liabilities            16,805            45,284           50,771
Net Assets Applicable to Outstanding Shares.....................................       $ 293,613         $ 569,768        $ 310,411

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................       $ 226,285         $ 398,089        $ 297,510
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................           2,320             3,336              462
Accumulated undistributed (overdistributed) net realized gain (loss)............          24,517            70,236          (34,209)
Net unrealized appreciation (depreciation) of investments.......................          40,491            98,105           46,648
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency.................................................               -                 2                -
                                                               Total Net Assets        $ 293,613         $ 569,768        $ 310,411
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         100,000           300,000          100,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 293,613         $ 563,189        $ 310,411
     Shares issued and outstanding..............................................           8,056            26,799           15,834
     Net Asset Value per share..................................................         $ 36.45           $ 21.02          $ 19.60
Class 2: Net Assets.............................................................             N/A             6,579              N/A
     Shares issued and outstanding..............................................                               312
     Net Asset Value per share..................................................                           $ 21.08

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.






                                                                                                                      Government &
                                                                                  Equity Income     Equity Value      High Quality
Amounts in thousands, except per share amounts                                      Account I         Account        Bond Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................       $ 606,305           $ 5,149        $ 436,702
Assets
Investment in securities--at value  ............................................     $ 684,128(a)        $ 6,094(a)     $ 431,120(a)
Cash............................................................................              35               341            1,173
Receivables:
     Capital Shares sold........................................................             339                 -               95
     Dividends and interest.....................................................           1,035                 6            2,029
     Expense reimbursement from Manager.........................................               -                 1                -
     Investment securities sold.................................................           6,735                23           31,436
     Variation margin on futures contracts......................................               -                 -               44
Prepaid directors' expenses.....................................................               2                 -                -
                                                                  Total Assets           692,274             6,465          465,897
Liabilities
Accrued management and investment advisory fees.................................             242                 5              111
Accrued distribution fees.......................................................              17                 -                -
Accrued directors' expenses.....................................................               -                 4                -
Accrued other expenses..........................................................              19                 1                6
Payables:
     Capital Shares reacquired..................................................             256                 -               58
     Investment securities purchased............................................           7,704                18           97,280
     Options and swaptions contracts............................................               -                 -              515
     Unrealized loss on swap agreements.........................................               -                 -              319
     Variation margin on futures contracts .....................................               -                 -              117
Collateral obligation on securities loaned, at value............................          78,596               179           65,125
                                                             Total Liabilities            86,834               207          163,531
Net Assets Applicable to Outstanding Shares.....................................       $ 605,440           $ 6,258        $ 302,366

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................       $ 489,444           $ 4,870        $ 309,127
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................           5,887                54            7,579
Accumulated undistributed (overdistributed) net realized gain (loss)............          32,286               392           (8,084)
Net unrealized appreciation (depreciation) of investments.......................          77,823               942           (6,256)
                                                               Total Net Assets        $ 605,440           $ 6,258        $ 302,366
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         200,000           100,000          100,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 524,839           $ 6,258        $ 302,366
     Shares issued and outstanding..............................................          26,609               460           27,738
     Net Asset Value per share..................................................         $ 19.72           $ 13.61          $ 10.90
Class 2: Net Assets.............................................................          80,601               N/A              N/A
     Shares issued and outstanding..............................................           4,113
     Net Asset Value per share..................................................         $ 19.59

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.





                                                                                                                     International
                                                                                                                        Emerging
Amounts in thousands, except per share amounts                                   Growth Account    Income Account   Markets Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................       $ 433,754         $ 207,957        $ 168,057
Foreign currency--at cost.......................................................             $ -               $ -            $ 730
Assets
Investment in securities--at value  ............................................     $ 488,160(a)      $ 207,372(a)     $ 205,430(a)
Foreign currency--at value......................................................               -                 -              728
Cash............................................................................              10                81                -
Receivables:
     Capital Shares sold........................................................             167               109               31
     Dividends and interest.....................................................             263             2,646              603
     Foreign tax refund.........................................................               -                 -               47
     Investment securities sold.................................................           4,264                 -              897
                                                                  Total Assets           492,864           210,208          207,736
Liabilities
Accrued management and investment advisory fees.................................             258                78              185
Accrued distribution fees.......................................................               -                 3                -
Accrued directors' expenses.....................................................               2                 -                2
Accrued other expenses..........................................................               2                10               84
Cash overdraft..................................................................               -                 -               15
Payables:
     Capital Shares reacquired..................................................             202                42               46
     Deferred foreign tax.......................................................               -                 -               81
     Investment securities purchased............................................           3,760                 -              534
Collateral obligation on securities loaned, at value............................          34,418            18,821           22,264
                                                             Total Liabilities            38,642            18,954           23,211
Net Assets Applicable to Outstanding Shares.....................................       $ 454,222         $ 191,254        $ 184,525

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................       $ 512,826         $ 187,518        $ 126,418
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................             755             5,319               36
Accumulated undistributed (overdistributed) net realized gain (loss)............        (113,765)             (998)          20,774
Net unrealized appreciation (depreciation) of investments.......................          54,406              (585)          37,292
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency.................................................               -                 -                5
                                                               Total Net Assets        $ 454,222         $ 191,254        $ 184,525
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         300,000           200,000          100,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 452,963         $ 176,561        $ 184,525
     Shares issued and outstanding..............................................          28,662            17,686            7,893
     Net Asset Value per share..................................................         $ 15.80            $ 9.98          $ 23.38
Class 2: Net Assets.............................................................           1,259            14,693              N/A
     Shares issued and outstanding..............................................              80             1,479
     Net Asset Value per share..................................................         $ 15.81            $ 9.93

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.






                                                                                  International
                                                                                     SmallCap      LargeCap Blend    LargeCap Stock
Amounts in thousands, except per share amounts                                       Account          Account        Index Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................       $ 184,218         $ 282,055        $ 177,427
Assets
Investment in securities--at value  ............................................     $ 229,665(a)      $ 300,282(a)     $ 220,711(a)
Cash............................................................................             119             3,496               12
Receivables:
     Capital Shares sold........................................................              60                41              390
     Dividends and interest.....................................................             385               252              228
     Investment securities sold.................................................           2,534               897              121
                                                                  Total Assets           232,763           304,968          221,462
Liabilities
Accrued management and investment advisory fees.................................             204               168               45
Accrued distribution fees.......................................................               -                 1                -
Accrued directors' expenses.....................................................               2                 1                1
Accrued other expenses..........................................................              64                 5                7
Payables:
     Capital Shares reacquired..................................................             184                81               31
     Investment securities purchased............................................           2,299               956                -
     Variation margin on futures contracts .....................................               -                 1                2
Collateral obligation on securities loaned, at value............................          15,707            30,806           19,046
                                                             Total Liabilities            18,460            32,019           19,132
Net Assets Applicable to Outstanding Shares.....................................       $ 214,303         $ 272,949        $ 202,330

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................       $ 149,725         $ 163,041        $ 155,780
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................              10             1,700            1,899
Accumulated undistributed (overdistributed) net realized gain (loss)............          19,124            90,002            1,377
Net unrealized appreciation (depreciation) of investments.......................          45,447            18,206           43,274
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency.................................................              (3)                -                -
                                                               Total Net Assets        $ 214,303         $ 272,949        $ 202,330
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         100,000           300,000          100,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 214,303         $ 269,192        $ 202,330
     Shares issued and outstanding..............................................           9,017            21,055           18,396
     Net Asset Value per share..................................................         $ 23.77           $ 12.79          $ 11.00
Class 2: Net Assets.............................................................             N/A             3,757              N/A
     Shares issued and outstanding..............................................                               293
     Net Asset Value per share..................................................                           $ 12.81

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.





                                                                                  LargeCap Value                     MidCap Growth
Amounts in thousands, except per share amounts                                       Account       MidCap Account       Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................       $ 202,836         $ 474,138         $ 87,059
Assets
Investment in securities--at value  ............................................     $ 241,837(a)      $ 585,469(a)      $ 97,310(a)
Cash............................................................................           6,310                 9              302
Receivables:
     Capital Shares sold........................................................              75               129               24
     Dividends and interest.....................................................             316               120               45
     Investment securities sold.................................................             935             2,836            1,503
Prepaid directors' expenses.....................................................               -                 1                -
                                                                  Total Assets           249,473           588,564           99,184
Liabilities
Accrued management and investment advisory fees.................................             140               228               61
Accrued directors' expenses.....................................................               2                 -                3
Accrued other expenses..........................................................               1                 5                2
Payables:
     Capital Shares reacquired..................................................              50               230               31
     Investment securities purchased............................................           3,851             2,225            1,357
Collateral obligation on securities loaned, at value............................          20,489            85,826           15,762
                                                             Total Liabilities            24,533            88,514           17,216
Net Assets Applicable to Outstanding Shares.....................................       $ 224,940         $ 500,050         $ 81,968

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................       $ 177,863         $ 364,544         $ 65,433
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................           1,802             1,396               33
Accumulated undistributed (overdistributed) net realized gain (loss)............           6,274            22,779            6,251
Net unrealized appreciation (depreciation) of investments.......................          39,001           111,331           10,251
                                                               Total Net Assets        $ 224,940         $ 500,050         $ 81,968
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         100,000           100,000          100,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 224,940         $ 500,050         $ 81,968
     Shares issued and outstanding..............................................          15,208            11,615            6,962
     Net Asset Value per share..................................................         $ 14.79           $ 43.05          $ 11.77

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.





                                                                                   MidCap Stock     MidCap Value      Money Market
Amounts in thousands, except per share amounts                                       Account          Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................        $ 88,939         $ 176,658        $ 227,864
Assets
Investment in securities--at value  ............................................     $ 124,244(a)      $ 187,159(a)     $ 227,864(a)
Cash............................................................................              10             4,451                6
Receivables:
     Capital Shares sold........................................................              44                76            1,003
     Dividends and interest.....................................................              98               218              104
     Investment securities sold.................................................           1,304             2,719                -
Prepaid directors' expenses.....................................................               -                 -                1
                                                                  Total Assets           125,700           194,623          228,978
Liabilities
Accrued management and investment advisory fees.................................              64               141               87
Accrued distribution fees.......................................................               3                 -                1
Accrued directors' expenses.....................................................               -                 2                -
Accrued other expenses..........................................................               5                 3                4
Payables:
     Capital Shares reacquired..................................................              34                40              224
     Investment securities purchased............................................           1,008             2,288                -
Collateral obligation on securities loaned, at value............................          23,877            30,884              510
                                                             Total Liabilities            24,991            33,358              826
Net Assets Applicable to Outstanding Shares.....................................       $ 100,709         $ 161,265        $ 228,152

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................        $ 52,669         $ 136,141        $ 228,152
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................             547               477                -
Accumulated undistributed (overdistributed) net realized gain (loss)............          12,188            14,146                -
Net unrealized appreciation (depreciation) of investments.......................          35,305            10,501                -
                                                               Total Net Assets        $ 100,709         $ 161,265        $ 228,152
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         200,000           100,000        1,500,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................        $ 86,564         $ 161,265        $ 224,807
     Shares issued and outstanding..............................................           4,814             9,620          224,807
     Net Asset Value per share..................................................         $ 17.98           $ 16.76           $ 1.00
Class 2: Net Assets.............................................................          14,145               N/A            3,345
     Shares issued and outstanding..............................................             791                              3,345
     Net Asset Value per share..................................................         $ 17.87                             $ 1.00

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.





                                                                                     Mortgage         Principal        Principal
                                                                                    Securities      LifeTime 2010    LifeTime 2020
Amounts in thousands, except per share amounts                                       Account          Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................       $ 269,583               $ -              $ -
Investment in affiliated securities--at cost....................................             $ -          $ 35,858        $ 140,910
Assets
Investment in affiliated securities--at value...................................             $ -          $ 36,090        $ 142,656
Investment in securities--at value  ............................................       262,089(a)                -                -
Cash............................................................................              10                 -                -
Receivables:
     Capital Shares sold........................................................              68                21              258
     Dividends and interest.....................................................           1,493                39              110
     Investment securities sold.................................................              64                 -                -
                                                                  Total Assets           263,724            36,150          143,024
Liabilities
Accrued management and investment advisory fees.................................             102                 3               14
Accrued directors' expenses.....................................................               -                 4                3
Accrued other expenses..........................................................               6                 -                -
Payables:
     Capital Shares reacquired..................................................               8                 1                -
Collateral obligation on securities loaned, at value............................          15,037                 -                -
                                                             Total Liabilities            15,153                 8               17
Net Assets Applicable to Outstanding Shares.....................................       $ 248,571          $ 36,142        $ 143,007

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................       $ 255,709          $ 32,942        $ 129,003
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................           6,058               850            2,815
Accumulated undistributed (overdistributed) net realized gain (loss)............          (5,702)            2,118            9,443
Net unrealized appreciation (depreciation) of investments.......................          (7,494)              232            1,746


                                                               Total Net Assets        $ 248,571          $ 36,142        $ 143,007
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         200,000           100,000          100,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 244,513          $ 36,142        $ 143,007
     Shares issued and outstanding..............................................          24,608             2,784           10,293
     Net Asset Value per share..................................................          $ 9.93           $ 12.98          $ 13.89
Class 2: Net Assets.............................................................           4,058               N/A              N/A
     Shares issued and outstanding..............................................             408
     Net Asset Value per share..................................................          $ 9.93

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.







                                                                                    Principal         Principal        Principal
                                                                                  LifeTime 2030     LifeTime 2040    LifeTime 2050
Amounts in thousands, except per share amounts                                       Account          Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost....................................        $ 22,559          $ 10,517          $ 7,110
Assets
Investment in affiliated securities--at value...................................        $ 23,003          $ 10,758          $ 7,243
Receivables:
     Capital Shares sold........................................................               1                 1                -
     Dividends and interest.....................................................              14                 5                3
                                                                  Total Assets            23,018            10,764            7,246
Liabilities
Accrued management and investment advisory fees.................................               2                 1                1
Accrued directors' expenses.....................................................               4                 4                4
Payables:
     Capital Shares reacquired..................................................               1                 -                4
                                                             Total Liabilities                 7                 5                9
Net Assets Applicable to Outstanding Shares.....................................        $ 23,011          $ 10,759          $ 7,237

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................        $ 20,555           $ 9,534          $ 6,401
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................             370               146               93
Accumulated undistributed (overdistributed) net realized gain (loss)............           1,642               838              610
Net unrealized appreciation (depreciation) of investments.......................             444               241              133
                                                               Total Net Assets         $ 23,011          $ 10,759          $ 7,237
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         100,000           100,000          100,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................        $ 23,011          $ 10,759          $ 7,237
     Shares issued and outstanding..............................................           1,642               747              499
     Net Asset Value per share..................................................         $ 14.01           $ 14.40          $ 14.51







                                                                                    Principal
                                                                                     LifeTime        Real Estate
                                                                                    Strategic        Securities       SAM Balanced
Amounts in thousands, except per share amounts                                   Income Account       Account          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................             $ -         $ 250,097              $ -
Investment in affiliated securities--at cost....................................        $ 16,231               $ -        $ 594,719
Assets
Investment in affiliated securities--at value...................................        $ 16,206               $ -        $ 706,545
Investment in securities--at value  ............................................               -           262,212(a)             -
Cash............................................................................               -                29                -
Receivables:
     Capital Shares sold........................................................               -               180              359
     Dividends and interest.....................................................              26               825              215
     Investment securities sold.................................................               -            12,382                -
Prepaid directors' expenses.....................................................               -                 -                6
                                                                  Total Assets            16,232           275,628          707,125
Liabilities
Accrued management and investment advisory fees.................................               1               193              136
Accrued distribution fees.......................................................               -                 -               46
Accrued directors' expenses.....................................................               4                 1                -
Accrued other expenses..........................................................               -                 2                3
Payables:
     Capital Shares reacquired..................................................               1                47              278
     Investment securities purchased............................................               -             8,724                -
Collateral obligation on securities loaned, at value............................               -             8,969                -
                                                             Total Liabilities                 6            17,936              463
Net Assets Applicable to Outstanding Shares.....................................        $ 16,226         $ 257,692        $ 706,662

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................        $ 15,248         $ 186,029        $ 531,271
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................             501             1,082           18,536
Accumulated undistributed (overdistributed) net realized gain (loss)............             502            58,466           45,029
Net unrealized appreciation (depreciation) of investments.......................             (25)           12,115          111,826
                                                               Total Net Assets         $ 16,226         $ 257,692        $ 706,662
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         100,000           300,000          200,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................        $ 16,226         $ 257,676        $ 486,069
     Shares issued and outstanding..............................................           1,341            12,195           26,108
     Net Asset Value per share..................................................         $ 12.10           $ 20.96          $ 18.62
Class 2: Net Assets.............................................................             N/A                16          220,593
     Shares issued and outstanding..............................................                               102           11,916
     Net Asset Value per share..................................................                           $ 20.99          $ 18.51

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.





                                                                                       SAM
                                                                                   Conservative                       SAM Flexible
                                                                                     Balanced     SAM Conservative       Income
Amounts in thousands, except per share amounts                                      Portfolio     Growth Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost....................................        $ 67,258         $ 327,483        $ 163,836
Assets
Investment in affiliated securities--at value...................................        $ 73,612         $ 401,096        $ 175,086
Receivables:
     Capital Shares sold........................................................             107               363               70
     Dividends and interest.....................................................              28                69               77
Prepaid directors' expenses.....................................................               1                 4                1
                                                                  Total Assets            73,748           401,532          175,234
Liabilities
Accrued management and investment advisory fees.................................              14                78               34
Accrued distribution fees.......................................................               7                27               12
Accrued other expenses..........................................................               1                 2                1
Payables:
     Capital Shares reacquired..................................................               2               555               45
                                                             Total Liabilities                24               662               92
Net Assets Applicable to Outstanding Shares.....................................        $ 73,724         $ 400,870        $ 175,142

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................        $ 61,546         $ 308,080        $ 150,068
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................           2,563             7,447            7,555
Accumulated undistributed (overdistributed) net realized gain (loss)............           3,261            11,730            6,269
Net unrealized appreciation (depreciation) of investments.......................           6,354            73,613           11,250
                                                               Total Net Assets         $ 73,724         $ 400,870        $ 175,142
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         200,000           200,000          200,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................        $ 43,256         $ 269,921        $ 118,249
     Shares issued and outstanding..............................................           3,421            13,048            8,515
     Net Asset Value per share..................................................         $ 12.65           $ 20.69          $ 13.89
Class 2: Net Assets.............................................................          30,468           130,949           56,893
     Shares issued and outstanding..............................................           2,425             6,368            4,121
     Net Asset Value per share..................................................         $ 12.56           $ 20.56          $ 13.81







                                                                                  SAM Strategic
                                                                                      Growth       Short-Term Bond     Short-Term
Amounts in thousands, except per share amounts                                      Portfolio         Account       Income Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................             $ -         $ 157,996         $ 49,392
Investment in affiliated securities--at cost....................................       $ 186,985               $ -              $ -
Assets
Investment in affiliated securities--at value...................................       $ 226,928               $ -              $ -
Investment in securities--at value  ............................................               -         157,054(a)        48,863(a)
Cash............................................................................               -             1,044               66
Receivables:
     Capital Shares sold........................................................             604               119               13
     Dividends and interest.....................................................              58             1,291              531
     Investment securities sold.................................................               -                64                0
Prepaid directors' expenses.....................................................               2                 -                -
                                                                  Total Assets           227,592           159,572           49,473
Liabilities
Accrued management and investment advisory fees.................................              44                55               17
Accrued distribution fees.......................................................              16                 -                -
Accrued directors' expenses.....................................................               -                 2                -
Accrued other expenses..........................................................               1                 7                5
Payables:
     Capital Shares reacquired..................................................              59                 -                1
     Investment securities purchased............................................               -             1,297                -
     Options and swaptions contracts............................................               -               226                -
     Unrealized loss on swap agreements.........................................               -               122                -
     Variation margin on futures contracts .....................................               -                10               11
Collateral obligation on securities loaned, at value............................               -            19,013            7,386
                                                             Total Liabilities               120            20,732            7,420
Net Assets Applicable to Outstanding Shares.....................................       $ 227,472         $ 138,840         $ 42,053

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................       $ 173,173         $ 138,191         $ 42,057
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................      2,986                  3,232              986
Accumulated undistributed (overdistributed) net realized gain (loss)............          11,370            (1,290)            (478)
Net unrealized appreciation (depreciation) of investments.......................          39,943            (1,293)            (512)
                                                                                 ----------------
                                                                                 $
                                                               Total Net Assets  227,472                 $ 138,840         $ 42,053
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         200,000           100,000          200,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 149,724         $ 138,840         $ 39,257
     Shares issued and outstanding..............................................           6,386            13,725           16,084
     Net Asset Value per share..................................................         $ 23.45           $ 10.11           $ 2.44
Class 2: Net Assets.............................................................          77,748               N/A            2,796
     Shares issued and outstanding..............................................           3,331                              1,149
     Net Asset Value per share..................................................         $ 23.34                             $ 2.43

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.






                                                                                     SmallCap      SmallCap Growth   SmallCap Value
Amounts in thousands, except per share amounts                                       Account          Account           Account
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................       $ 118,433         $ 140,458        $ 232,686
Assets
Investment in securities--at value  ............................................     $ 132,974(a)      $ 155,421(a)     $ 262,657(a)
Cash............................................................................              35             4,571            4,582
Receivables:
     Capital Shares sold........................................................              10                32               91
     Dividends and interest.....................................................              92                41              366
     Expense reimbursement from Manager.........................................               -                 -               16
     Investment securities sold.................................................             447               557              256
                                                                  Total Assets           133,558           160,622          267,968
Liabilities
Accrued management and investment advisory fees.................................              74               101              190
Accrued distribution fees.......................................................               -                 1                -
Accrued directors' expenses.....................................................               3                 3                2
Accrued other expenses..........................................................               4                 2               14
Payables:
     Capital Shares reacquired..................................................              58                36              136
     Investment securities purchased............................................             202               785               81
     Variation margin on futures contracts .....................................               -                 -               13
Collateral obligation on securities loaned, at value............................          29,825            37,104           53,148
                                                             Total Liabilities            30,166            38,032           53,584
Net Assets Applicable to Outstanding Shares.....................................       $ 103,392         $ 122,590        $ 214,384

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................        $ 83,551         $ 143,102        $ 169,769
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................             110              (349)             548
Accumulated undistributed (overdistributed) net realized gain (loss)............           5,190           (35,126)          14,163
Net unrealized appreciation (depreciation) of investments.......................          14,541            14,963           29,904
                                                               Total Net Assets        $ 103,392         $ 122,590        $ 214,384
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         100,000           300,000          300,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 103,392         $ 118,283        $ 214,116
     Shares issued and outstanding..............................................           9,803             9,926           11,752
     Net Asset Value per share..................................................         $ 10.55           $ 11.92          $ 18.22
Class 2: Net Assets.............................................................             N/A             4,307              268
     Shares issued and outstanding..............................................                               362               15
     Net Asset Value per share..................................................                           $ 11.90          $ 18.23

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.





                                                                                    West Coast
Amounts in thousands, except per share amounts                                   Equity Account
--------------------------------------------------------------------------------------------------
Investment in securities--at cost...............................................       $ 132,616
Assets
Investment in securities--at value  ............................................       $ 181,952(a)
Cash............................................................................              10
Receivables:
     Capital Shares sold........................................................              79
     Dividends and interest.....................................................              83
     Investment securities sold.................................................             275
                                                                  Total Assets           182,399
Liabilities
Accrued management and investment advisory fees.................................              78
Accrued distribution fees.......................................................               3
Accrued other expenses..........................................................              10
Payables:
     Capital Shares reacquired..................................................              16
     Investment securities purchased............................................             618
Collateral obligation on securities loaned, at value............................          31,795
                                                             Total Liabilities            32,520
Net Assets Applicable to Outstanding Shares.....................................       $ 149,879

Net Assets Consist of:
Capital Shares and additional paid-in-capital...................................        $ 93,713
Accumulated undistributed (overdistributed) net investment income (operating
loss)...........................................................................             423
Accumulated undistributed (overdistributed) net realized gain (loss)............           6,407
Net unrealized appreciation (depreciation) of investments.......................          49,336
                                                               Total Net Assets        $ 149,879
Capital Stock (par value: $.01 a share):
Shares authorized...............................................................         200,000
Net Asset Value Per Share:
Class 1: Net Assets.............................................................       $ 133,346
     Shares issued and outstanding..............................................           5,469
     Net Asset Value per share..................................................         $ 24.38
Class 2: Net Assets.............................................................          16,533
     Shares issued and outstanding..............................................             682
     Net Asset Value per share..................................................         $ 24.26

(a) Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.




                            STATEMENTS OF OPERATIONS
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                   Six Months Ended June 30, 2007 (unaudited)


                                                                            Asset Allocation
Amounts in thousands                                                             Account        Balanced Account     Bond Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................              $ 688              $ 623                $ -
     Withholding tax on foreign dividends.................................                (48)                 -                  -
     Interest.............................................................                844              1,138             12,507
     Securities lending...................................................                  -                 32                401
                                                              Total Income              1,484              1,793             12,908
Expenses:
     Management and investment advisory fees..............................                406                331                895
     Custodian fees.......................................................                 12                 15                  9
     Directors' expenses..................................................                  4                  4                  5
     Other expenses.......................................................                  -                  3                  4
                                                           Total  Expenses                422                353                913
                                    Net Investment Income (Operating Loss)              1,062              1,440             11,995

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................              2,156              5,299             (3,561)
     Foreign currency transactions........................................               (531)                 -                  -
     Futures contracts....................................................                520                  -               (124)
     Options and swaptions................................................                  -                  -                  3
Change in unrealized appreciation/depreciation of:
     Investments..........................................................              2,803             (1,353)            (4,775)
     Futures contracts....................................................               (211)                 -                  -
     Swap agreements......................................................                  -                  3               (181)
     Translation of assets and liabilities in foreign currencies..........                174                  -                  -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies              4,911              3,949             (8,638)
           Net Increase (Decrease) in Net Assets Resulting from Operations            $ 5,973            $ 5,389            $ 3,357







                                                                                                  Diversified
                                                                              Capital Value      International      Equity Growth
Amounts in thousands                                                             Account            Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................            $ 3,170            $ 9,392            $ 1,470
     Withholding tax on foreign dividends.................................                  -             (1,078)                 -
     Interest.............................................................                 23                 95                 42
     Securities lending...................................................                  8                246                 14
                                                              Total Income              3,201              8,655              1,526
Expenses:
     Management and investment advisory fees..............................                871              2,296              1,056
     Distribution Fees - Class 2  ........................................                N/A                  7                N/A
     Custodian fees.......................................................                  3                129                  2
     Directors' expenses..................................................                  4                  3                  4
     Other expenses.......................................................                  2                 11                  1
                                                           Total  Expenses                880              2,446              1,063
                                    Net Investment Income (Operating Loss)              2,321              6,209                463

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (net of foreign taxes of $0, $1, and $0,
respectively).............................................................             24,759             70,337             12,652
     Foreign currency transactions........................................                  -               (392)                 -
     Futures contracts....................................................                 43                  -                  -
Change in unrealized appreciation/depreciation of:
     Investments (net of deferred foreign tax payable of $0, $39, and $0,
respectively).............................................................            (12,801)            14,461              7,840
     Futures contracts....................................................                 (3)                 -                  -
     Translation of assets and liabilities in foreign currencies..........                  -            (19,925)                 -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies             11,998             64,481             20,492
           Net Increase (Decrease) in Net Assets Resulting from Operations           $ 14,319           $ 70,690           $ 20,955







                                                                                                                  Government & High
                                                                              Equity Income       Equity Value       Quality Bond
Amounts in thousands                                                            Account I           Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................            $ 6,611               $ 80                $ -
     Interest.............................................................                713                  4              8,197
     Securities lending...................................................                 37                  -                 66
                                                              Total Income              7,361                 84              8,263
Expenses:
     Management and investment advisory fees..............................              1,400                 28                679
     Distribution Fees - Class 2  ........................................                 94                N/A                N/A
     Auditing and legal fees (a)..........................................                  1                  -                  -
     Custodian fees.......................................................                 14                  2                  6
     Directors' expenses..................................................                  2                  4                  4
     Shareholder reports (a)..............................................                  1                  -                  -
     Other expenses.......................................................                  2                  -                  1
                                                     Total  Gross Expenses              1,514                 34                690
     Less: Reimbursement from Manager - Class 1 ..........................                  -                  4                  -
                                                        Total Net Expenses                  -                 30                  -
                                    Net Investment Income (Operating Loss)              5,847                 54              7,573

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................             32,445                381             (1,995)
     Futures contracts....................................................                  -                 12                452
     Options and swaptions................................................                  -                  -                (32)
Change in unrealized appreciation/depreciation of:
     Investments..........................................................              3,929                (21)            (3,183)
     Futures contracts....................................................                  -                 (3)              (107)
     Options and swaptions................................................                  -                  -               (465)
     Swap agreements......................................................                  -                  -               (307)
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies             36,374                369             (5,637)
           Net Increase (Decrease) in Net Assets Resulting from Operations           $ 42,221              $ 423            $ 1,936

(a) Amounts shown are those of the Acquired Fund. Effective January 8, 2007, these expenses are no longer paid by the Account.





                                                                                                                    International
                                                                                                                   Emerging Markets
Amounts in thousands                                                         Growth Account      Income Account        Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................            $ 1,847                $ -            $ 2,303
     Withholding tax on foreign dividends.................................                  -                  -               (241)
     Interest.............................................................                379              6,070                 46
     Securities lending...................................................                 16                 17                 37
                                                              Total Income              2,242              6,087              2,145
Expenses:
     Management and investment advisory fees..............................              1,478                490                981
     Distribution Fees - Class 2  ........................................                  1                 19                N/A
     Auditing and legal fees (a)..........................................                  -                  1                  -
     Custodian fees.......................................................                  2                  9                 87
     Directors' expenses..................................................                  4                  1                  4
     Shareholder reports (a)..............................................                  -                  1                  -
     Other expenses.......................................................                  2                  -                 13
                                                           Total  Expenses              1,487                521              1,085
                                    Net Investment Income (Operating Loss)                755              5,566              1,060

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (includes foreign tax refund of $0, $0 and
$11,
     respectively)........................................................             24,284                177             20,848
     Foreign currency transactions........................................                  -                  -               (178)
Change in unrealized appreciation/depreciation of:
     Investments (net of deferred foreign tax payable of $0, $0 and $81,
respectively).............................................................             12,006            (3,357)              9,392
     Translation of assets and liabilities in foreign currencies..........                  -                  -                  4
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies             36,290             (3,180)            30,066
           Net Increase (Decrease) in Net Assets Resulting from Operations           $ 37,045            $ 2,386           $ 31,126

(a) Amounts shown are those of the Acquired Fund. Effective January 8, 2007, these expenses are no longer paid by the Account.





                                                                              International      LargeCap Blend     LargeCap Stock
Amounts in thousands                                                        SmallCap Account        Account         Index Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................            $ 3,056            $ 3,057            $ 2,059
     Withholding tax on foreign dividends.................................               (351)                 -                  -
     Interest.............................................................                 67                 46                123
     Securities lending...................................................                 99                 16                 10
                                                              Total Income              2,871              3,119              2,192
Expenses:
     Management and investment advisory fees..............................              1,152              1,405                280
     Distribution Fees - Class 2  ........................................                N/A                  5                N/A
     Custodian fees.......................................................                 67                  5                  6
     Directors' expenses..................................................                  4                  4                  4
     Other expenses.......................................................                  4                  -                  1
                                                           Total  Expenses              1,227              1,419                291
                                    Net Investment Income (Operating Loss)              1,644              1,700              1,901

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................             19,156            102,287              5,670
     Foreign currency transactions........................................                (10)                 -                  -
     Futures contracts....................................................                  -                173                344
Change in unrealized appreciation/depreciation of:
     Investments..........................................................              7,973            (75,520)             7,410
     Futures contracts....................................................                  -                (11)               (20)
     Translation of assets and liabilities in foreign currencies..........                  3                  -                  -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies             27,122              26,929            13,404
           Net Increase (Decrease) in Net Assets Resulting from Operations           $ 28,766            $ 28,629          $ 15,305







                                                                             LargeCap Value                         MidCap Growth
Amounts in thousands                                                             Account         MidCap Account        Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................            $ 2,519            $ 2,655              $ 343
     Interest.............................................................                 71                 32                  7
     Securities lending...................................................                 11                 39                 40
                                                              Total Income              2,601              2,726                390
Expenses:
     Management and investment advisory fees..............................                792              1,318                350
     Custodian fees.......................................................                  2                  5                  2
     Directors' expenses..................................................                  4                  4                  4
     Other expenses.......................................................                  -                  3                  1
                                                           Total  Expenses                798              1,330                357
                                    Net Investment Income (Operating Loss)              1,803              1,396                 33

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................              6,274             22,812              6,257
Change in unrealized appreciation/depreciation of:
     Investments..........................................................              3,837             30,258              2,793
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies             10,111             53,070              9,050
           Net Increase (Decrease) in Net Assets Resulting from Operations           $ 11,914           $ 54,466            $ 9,083







                                                                              MidCap Stock        MidCap Value       Money Market
Amounts in thousands                                                             Account            Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................              $ 792            $ 1,205                $ -
     Interest.............................................................                121                 38              5,648
     Securities lending...................................................                  4                 37                  -
                                                              Total Income                917              1,280              5,648
Expenses:
     Management and investment advisory fees..............................                371                793                497
     Distribution Fees - Class 2  ........................................                 17                N/A                  4
     Custodian fees.......................................................                  5                  4                  4
     Directors' expenses..................................................                  -                  4                  2
     Other expenses.......................................................                  -                  1                  2
                                                           Total  Expenses                393                802                509
                                    Net Investment Income (Operating Loss)                524                478              5,139

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................             12,494             14,198                  -
     Other investment companies...........................................                 29                  -                  -
Change in unrealized appreciation/depreciation of:
     Investments..........................................................             (4,200)            (1,979)                 -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies              8,323             12,219                  -
           Net Increase (Decrease) in Net Assets Resulting from Operations            $ 8,847           $ 12,697            $ 5,139







                                                                                                   Principal          Principal
                                                                                Mortgage         LifeTime 2010      LifeTime 2020
Amounts in thousands                                                       Securities Account       Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates............................................                $ -              $ 874            $ 2,892
     Interest.............................................................              6,608                  -                  -
     Securities lending...................................................                  8                  -                  -
                                                              Total Income              6,616                874              2,892
Expenses:
     Management and investment advisory fees..............................                638                 20                 73
     Distribution Fees - Class 2  ........................................                  6                N/A                N/A
     Auditing and legal fees (a)..........................................                  1                  -                  -
     Custodian fees.......................................................                  6                  -                  -
     Directors' expenses..................................................                  -                  4                  4
     Shareholder reports (a)..............................................                  1                  -                  -
                                                           Total  Expenses                652                 24                 77
                                    Net Investment Income (Operating Loss)              5,964                850              2,815

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................                 35                  -                  -
     Investment transactions in affiliates................................                  -              1,120              4,926
     Other investment companies...........................................                  -                998              4,518
Change in unrealized appreciation/depreciation of:
     Investments..........................................................             (3,443)                 -                  -
     Investments in affiliates............................................                  -             (1,764)            (6,465)
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies             (3,408)               354              2,979
           Net Increase (Decrease) in Net Assets Resulting from Operations            $ 2,556            $ 1,204            $ 5,794

(a) Amounts shown are those of the Acquired Fund. Effective January 8, 2007, these expenses are no longer paid by the Account.






                                                                                                   Principal          Principal
                                                                           Principal LifeTime    LifeTime 2040      LifeTime 2050
Amounts in thousands                                                          2030 Account          Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates............................................              $ 385              $ 151               $ 97
                                                              Total Income                385                151                 97
Expenses:
     Management and investment advisory fees..............................                 11                  5                  4
     Directors' expenses..................................................                  4                  4                  4
                                                     Total  Gross Expenses                 15                  9                  8
     Less: Reimbursement from Manager - Class 1 ..........................                  -                  4                  4
                                                        Total Net Expenses                 15                  5                  4
                                    Net Investment Income (Operating Loss)                370                146                 93

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates................................                877                447                317
     Other investment companies...........................................                766                391                294
Change in unrealized appreciation/depreciation of:
     Investments in affiliates............................................               (877)              (406)              (275)
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies                766                432                336
           Net Increase (Decrease) in Net Assets Resulting from Operations            $ 1,136              $ 578              $ 429







                                                                           Principal LifeTime
                                                                            Strategic Income      Real Estate        SAM Balanced
Amounts in thousands                                                             Account       Securities Account     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates............................................              $ 511                $ -           $ 19,661
     Dividends............................................................                  -              2,239                  -
     Interest.............................................................                  -                127                  2
     Securities lending...................................................                  -                 12                  -
                                                              Total Income                511              2,378             19,663
Expenses:
     Management and investment advisory fees..............................                  9              1,286                812
     Distribution Fees - Class 2  ........................................                N/A                  3                279
     Administration fees (a)..............................................                  -                  -                 21
     Custodian fees.......................................................                  -                  1                  3
     Directors' expenses..................................................                  4                  4                  7
     Shareholder reports (a)..............................................                  -                  -                  2
     Other expenses.......................................................                  -                  2                  2
                                                     Total  Gross Expenses                 13              1,296              1,126
     Less: Reimbursement from Manager - Class 1 ..........................                  3                  -                  -
                                                        Total Net Expenses                 10                  -                  -
                                    Net Investment Income (Operating Loss)                501              1,082             18,537

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................                  -             58,518                  -
     Investment transactions in affiliates................................                255                  -             27,263
     Other investment companies...........................................                247                  -             32,771
Change in unrealized appreciation/depreciation of:
     Investments..........................................................                  -            (85,391)                 -
     Investments in affiliates............................................               (758)                 -            (39,728)
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies               (256)           (26,873)            20,306
           Net Increase (Decrease) in Net Assets Resulting from Operations              $ 245          $ (25,791)          $ 38,843

(a) Amounts shown are those of the Acquired Fund. Effective January 8, 2007, these expenses are no longer paid by the Account.





                                                                            SAM Conservative    SAM Conservative     SAM Flexible
Amounts in thousands                                                       Balanced Portfolio   Growth Portfolio   Income Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates............................................            $ 2,694            $ 8,090            $ 7,848
     Interest.............................................................                  1                  1                  1
                                                              Total Income              2,695              8,091              7,849
Expenses:
     Management and investment advisory fees..............................                 84                456                206
     Distribution Fees - Class 2  ........................................                 39                159                 75
     Administration fees (a)..............................................                  2                 12                  6
     Auditing and legal fees (a)..........................................                  1                  1                  1
     Custodian fees.......................................................                  1                  2                  1
     Directors' expenses..................................................                  1                  4                  2
     Shareholder reports (a)..............................................                  1                  1                  1
     Other expenses.......................................................                  -                  1                  -
                                                           Total  Expenses                129                636                292
                                    Net Investment Income (Operating Loss)              2,566              7,455              7,557

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates................................              1,968             14,741              5,570
     Other investment companies...........................................              2,293             23,817              1,932
Change in unrealized appreciation/depreciation of:
     Investments in affiliates............................................             (3,844)           (19,561)           (10,326)
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies                417             18,997             (2,824)
           Net Increase (Decrease) in Net Assets Resulting from Operations            $ 2,983           $ 26,452            $ 4,733

(a) Amounts shown are those of the Acquired Fund. Effective January 8, 2007, these expenses are no longer paid by the Account.





                                                                              SAM Strategic     Short-Term Bond   Short-Term Income
Amounts in thousands                                                        Growth Portfolio        Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates............................................            $ 3,340                $ -                $ -
     Interest.............................................................                  -              3,570              1,098
     Securities lending...................................................                  -                 32                  2
                                                              Total Income              3,340              3,602              1,100
Expenses:
     Management and investment advisory fees..............................                251                315                109
     Distribution Fees - Class 2  ........................................                 92                N/A                  4
     Administration fees (a)..............................................                  6                  -                  -
     Auditing and legal fees (a)..........................................                  1                  -                  1
     Custodian fees.......................................................                  1                  4                  5
     Directors' expenses..................................................                  2                  4                  -
     Shareholder reports (a)..............................................                  1                  -                  -
     Other expenses.......................................................                  -                  2                  -
                                                           Total  Expenses                354                325                119
                                    Net Investment Income (Operating Loss)              2,986              3,277                981

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................                  -               (224)               (30)
     Investment transactions in affiliates................................              6,331                  -                  -
     Futures contracts....................................................                  -                 86                 58
     Options and swaptions................................................                  -                  4                  -
     Other investment companies...........................................             14,216                  -                  -
Change in unrealized appreciation/depreciation of:
     Investments..........................................................                  -               (416)               (72)
     Investments in affiliates............................................             (7,599)                 -                  -
     Futures contracts....................................................                  -                 (3)               (14)
     Options and swaptions................................................                  -               (226)                 -
     Swap agreements......................................................                  -                (85)                 -
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies             12,948               (864)               (58)
           Net Increase (Decrease) in Net Assets Resulting from Operations           $ 15,934            $ 2,413              $ 923

(a) Amounts shown are those of the Acquired Fund. Effective January 8, 2007, these expenses are no longer paid by the Account.





                                                                                                SmallCap Growth     SmallCap Value
Amounts in thousands                                                        SmallCap Account        Account            Account
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................              $ 435              $ 122            $ 1,447
     Interest.............................................................                 98                 44                 66
     Securities lending...................................................                 31                 95                 70
                                                              Total Income                564                261              1,583
Expenses:
     Management and investment advisory fees..............................                446                594              1,111
     Distribution Fees - Class 2  ........................................                N/A                  5                  -
     Custodian fees.......................................................                  4                  4                 14
     Directors' expenses..................................................                  4                  4                  4
     Other expenses.......................................................                  -                  3                  4
                                                     Total  Gross Expenses                454                610              1,133
     Less: Reimbursement from Manager - Class 1 ..........................                  -                  -                 83
                                                        Total Net Expenses                  -                  -              1,050
                                    Net Investment Income (Operating Loss)                110               (349)               533

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................              5,232             18,711             14,288
     Futures contracts....................................................                  -                  -                140
     Options and swaptions................................................                  -                  -               (603)
Change in unrealized appreciation/depreciation of:
     Investments..........................................................              4,015             (5,831)            (3,355)
     Futures contracts....................................................                  -                  -                 (9)
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies              9,247             12,880             10,461
           Net Increase (Decrease) in Net Assets Resulting from Operations            $ 9,357           $ 12,531           $ 10,994







                                                                            West Coast Equity
Amounts in thousands                                                             Account
-----------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends............................................................              $ 796
     Interest.............................................................                 83
     Securities lending...................................................                 65
                                                              Total Income                944
Expenses:
     Management and investment advisory fees..............................                480
     Distribution Fees - Class 2  ........................................                 21
     Auditing and legal fees (a)..........................................                  1
     Custodian fees.......................................................                 10
     Directors' expenses..................................................                  1
                                                           Total  Expenses                513
                                    Net Investment Income (Operating Loss)                431

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..............................................              6,782
Change in unrealized appreciation/depreciation of:
     Investments..........................................................                962
        Net Realized and Unrealized Gain (Loss) on Investments and Foreign
                                                                Currencies              7,744
           Net Increase (Decrease) in Net Assets Resulting from Operations            $ 8,175

(a) Amounts shown are those of the Acquired Fund. Effective January 8, 2007, these expenses are no longer paid by the Account.




                       STATEMENTS OF CHANGES IN NET ASSETS
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                                   (unaudited)


Amounts in thousands                                                  Asset Allocation Account              Balanced Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 1,062          $ 1,932          $ 1,440         $ 2,737
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................           2,145            4,071            5,299           7,492
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .           2,766            6,043           (1,350)          1,978
  Net Increase (Decrease) in Net Assets Resulting from Operations           5,973           12,046            5,389          12,207

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (1,435)            (771)          (2,870)         (2,783)
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................          (4,533)          (1,355)               -               -
                                Total Dividends and Distributions          (5,968)          (2,126)          (2,870)         (2,783)

Capital Share Transactions
Shares sold:
     Class 1.....................................................           4,072            7,194            3,043           4,094
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           5,968            2,126            2,870           2,783
Shares redeemed:
     Class 1.....................................................          (9,427)         (17,496)          (8,469)        (21,020)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions             613           (8,176)          (2,556)        (14,143)
                                        Total Increase (Decrease)             618            1,744              (37)         (4,719)

Net Assets
Beginning of period..............................................         102,381          100,637          112,208         116,927
End of period (including undistributed net investment income as
set forth below).................................................       $ 102,999        $ 102,381        $ 112,171       $ 112,208
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................           $ 514          $ 1,397          $ 1,404         $ 2,698


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             281              549              183             269
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................             421              167              171             187
Shares redeemed:
     Class 1.....................................................            (654)          (1,337)            (508)         (1,381)
Net Increase (Decrease)..........................................              48             (621)            (154)           (925)








Amounts in thousands                                                        Bond Account                 Capital Value Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................        $ 11,995         $ 18,446          $ 2,321         $ 4,680
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          (3,682)             585           24,802          16,925
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .          (4,956)          (1,461)         (12,804)         27,972
  Net Increase (Decrease) in Net Assets Resulting from Operations           3,357           17,570           14,319          49,577

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................         (19,521)         (13,845)          (4,680)         (4,194)
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................               -                -          (16,889)        (22,166)
                                Total Dividends and Distributions         (19,521)         (13,845)         (21,569)        (26,360)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          52,367           92,543           11,358          23,509
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          19,521           13,845           21,569          26,360
Shares redeemed:
     Class 1.....................................................         (24,940)         (33,323)         (24,567)        (39,073)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions          46,948           73,065            8,360          10,796
                                        Total Increase (Decrease)          30,784           76,790            1,110          34,013

Net Assets
Beginning of period..............................................         414,834          338,044          292,503         258,490
End of period (including undistributed net investment income as
set forth below).................................................       $ 445,618        $ 414,834        $ 293,613       $ 292,503
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................        $ 11,302         $ 18,431          $ 2,320         $ 4,680


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................           4,312            7,893              298             685
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           1,671            1,198              576             820
Shares redeemed:
     Class 1.....................................................          (2,092)          (2,847)            (652)         (1,144)
Net Increase (Decrease)..........................................           3,891            6,244              222             361








Amounts in thousands                                              Diversified International Account      Equity Growth Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 6,209          $ 4,623            $ 463         $ 1,571
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          69,945           54,223           12,652          16,320
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .          (5,464)          25,989            7,840          (2,352)
  Net Increase (Decrease) in Net Assets Resulting from Operations          70,690           84,835           20,955          15,539

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (5,481)          (3,988)          (1,572)             (3)
     Class 2.....................................................             (41)             N/A              N/A             N/A
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................         (53,129)          (9,156)               -               -
     Class 2.....................................................            (554)             N/A              N/A             N/A
                                Total Dividends and Distributions         (59,205)         (13,144)          (1,572)             (3)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          41,269           63,188            9,050          17,377
     Class 2.....................................................           2,524              N/A              N/A             N/A
Shares issued in acquisition:
     Class 1.....................................................         142,947              N/A           38,614             N/A
     Class 2.....................................................           5,229              N/A              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          58,610           13,144            1,572               3
     Class 2.....................................................             595              N/A              N/A             N/A
Shares redeemed:
     Class 1.....................................................         (99,945)         (32,650)         (28,279)        (37,037)
     Class 2.....................................................          (1,966)             N/A              N/A             N/A
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions         149,263           43,682           20,957         (19,657)
                                        Total Increase (Decrease)         160,748          115,373           40,340          (4,121)

Net Assets
Beginning of period..............................................         409,020          293,647          270,071         274,192
End of period (including undistributed net investment income as
set forth below).................................................       $ 569,768        $ 409,020        $ 310,411       $ 270,071
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 3,336          $ 3,703            $ 462         $ 1,571


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................           1,940            3,387              477             998
     Class 2.....................................................             121              N/A              N/A             N/A
Shares issued in acquisition:
     Class 1.....................................................           7,056              N/A            2,009             N/A
     Class 2.....................................................             258              N/A              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           2,787              762               79               -
     Class 2.....................................................              28              N/A              N/A             N/A
Shares redeemed:
     Class 1.....................................................          (4,798)          (1,783)          (1,487)         (2,160)
     Class 2.....................................................             (95)             N/A              N/A             N/A
Net Increase (Decrease)..........................................           7,297            2,366            1,078          (1,162)








Amounts in thousands                                                   Equity Income Account I            Equity Value Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 5,847          $ 5,567             $ 54            $ 78
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          32,445           27,045              393              72
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .           3,929           22,207        (24)                  785
                                                                                                    ----------------

  Net Increase (Decrease) in Net Assets Resulting from Operations          42,221           54,819        423                   935

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (5,037)          (4,715)              (1)            (78)
     Class 2.....................................................            (561)            (838)             N/A             N/A
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................         (23,426)         (13,881)             (16)            (71)
     Class 2.....................................................          (3,562)          (2,700)             N/A             N/A
                                Total Dividends and Distributions         (32,586)         (22,134)             (17)           (149)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          66,775           42,142              683           2,035
     Class 2.....................................................           8,704           23,272              N/A             N/A
Shares issued in acquisition:
     Class 1.....................................................         163,558              N/A              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          28,463           18,596               13              86
     Class 2.....................................................           4,123            3,538              N/A             N/A
Shares redeemed:
     Class 1.....................................................         (38,539)         (29,038)          (1,350)           (123)
     Class 2.....................................................          (3,555)            (437)             N/A             N/A
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions         229,529           54,133             (654)          1,998

                                        Total Increase (Decrease)         239,164           86,818       (248)                2,784

Net Assets
Beginning of period..............................................         366,276          279,458            6,506           3,722
End of period (including undistributed net investment income as
set forth below).................................................       $ 605,440        $ 366,276       6,258              $ 6,506
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 5,887          $ 5,638             $ 54             $ 1


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................           3,368            2,299               52             171
     Class 2.....................................................             440            1,283              N/A             N/A
Shares issued in acquisition:
     Class 1.....................................................           8,474              N/A              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           1,417            1,091                1               7
     Class 2.....................................................             206              209              N/A             N/A
Shares redeemed:
     Class 1.....................................................          (1,922)          (1,582)             (98)            (10)
     Class 2.....................................................            (179)            (241)             N/A             N/A
Net Increase (Decrease)..........................................          11,804            3,059              (45)            168








                                                                   Government & High Quality Bond
Amounts in thousands                                                           Account                       Growth Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 7,573         $ 13,931            $ 755           $ 773
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          (1,575)            (923)          24,284           9,337
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .          (4,062)            (334)          12,006           1,391
  Net Increase (Decrease) in Net Assets Resulting from Operations           1,936           12,674           37,045          11,501

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................         (14,132)         (12,738)            (773)           (328)
                                Total Dividends and Distributions         (14,132)         (12,738)            (773)           (328)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          14,798           26,754           26,329          14,157
     Class 2.....................................................             N/A              N/A              294             N/A
Shares issued in acquisition:
     Class 1.....................................................             N/A              N/A          302,212             N/A
     Class 2.....................................................             N/A              N/A            1,176             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          14,132           12,738              773             328
Shares redeemed:
     Class 1.....................................................         (19,571)         (50,272)         (41,391)        (21,045)
     Class 2.....................................................             N/A              N/A             (310)            N/A
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions           9,359          (10,780)         289,083          (6,560)
                                        Total Increase (Decrease)          (2,837)         (10,844)         325,355           4,613

Net Assets
Beginning of period..............................................         305,203          316,047          128,867         124,254
End of period (including undistributed net investment income as
set forth below).................................................       $ 302,366        $ 305,203        $ 454,222       $ 128,867
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 7,579         $ 14,131            $ 755           $ 773


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................           1,303            2,411            1,761           1,016
     Class 2.....................................................             N/A              N/A               20             N/A
Shares issued in acquisition:
     Class 1.....................................................             N/A              N/A           20,724             N/A
     Class 2.....................................................             N/A              N/A               81             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           1,296            1,169               48              24
Shares redeemed:
     Class 1.....................................................          (1,720)          (4,548)          (2,717)         (1,541)
     Class 2.....................................................             N/A              N/A              (21)            N/A
Net Increase (Decrease)..........................................             879             (968)          19,896            (501)








                                                                                                     International Emerging Markets
Amounts in thousands                                                       Income Account                       Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 5,566         $ 11,755          $ 1,060         $ 1,010
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................             177              722           20,670          14,781
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .          (3,357)          (2,885)           9,396          14,839
  Net Increase (Decrease) in Net Assets Resulting from Operations           2,386            9,592           31,126          30,630

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................         (11,181)         (10,799)          (1,739)              -
     Class 2.....................................................            (925)            (957)             N/A             N/A
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................            (261)            (105)         (14,901)         (2,794)
     Class 2.....................................................             (23)             (10)             N/A             N/A
                                Total Dividends and Distributions         (12,390)         (11,871)         (16,640)         (2,794)

Capital Share Transactions
Shares sold:
     Class 1.....................................................           8,958           15,658           42,726          30,708
     Class 2.....................................................             602            2,953              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          11,442           10,904           16,640           2,794
     Class 2.....................................................             948              967              N/A             N/A
Shares redeemed:
     Class 1.....................................................         (17,329)         (26,882)         (10,538)        (11,766)
     Class 2.....................................................          (2,565)          (7,633)             N/A             N/A
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions           2,056           (4,033)          48,828          21,736
                                        Total Increase (Decrease)          (7,948)          (6,312)          63,314          49,572

Net Assets
Beginning of period..............................................         199,202          205,514          121,211          71,639
End of period (including undistributed net investment income as
set forth below).................................................       $ 191,254        $ 199,202        $ 184,525       $ 121,211
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 5,319         $ 12,105             $ 36           $ 892


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             852            1,481            1,974           1,692
     Class 2.....................................................              57              286              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           1,143            1,087              733             163
     Class 2.....................................................              95               97              N/A             N/A
Shares redeemed:
     Class 1.....................................................          (1,626)          (2,576)            (472)           (670)
     Class 2.....................................................            (243)            (731)             N/A             N/A
Net Increase (Decrease)..........................................             278             (356)           2,235           1,185








Amounts in thousands                                               International SmallCap Account        LargeCap Blend Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 1,644          $ 1,171          $ 1,700         $ 1,804
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          19,146           34,301          102,460           9,018
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .           7,976            7,759          (75,531)         14,486
  Net Increase (Decrease) in Net Assets Resulting from Operations          28,766           43,231            28,629         25,308

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (3,000)            (862)          (1,788)         (1,038)
     Class 2.....................................................             N/A              N/A              (16)            N/A
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................         (33,929)         (23,617)          (8,971)         (4,255)
     Class 2.....................................................             N/A              N/A             (128)            N/A
                                Total Dividends and Distributions         (36,929)         (24,479)         (10,903)         (5,293)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          15,272           24,846           24,173          48,979

     Class 2.....................................................             N/A              N/A              168        N/A
Shares issued in acquisition:
     Class 1.....................................................             N/A              N/A          249,645             N/A

     Class 2.....................................................             N/A              N/A            3,748        N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          36,929           24,479           10,759           5,293

     Class 2.....................................................             N/A              N/A              143        N/A
Shares redeemed:
     Class 1.....................................................         (12,858)         (28,408)        (235,358)         (6,991)

     Class 2.....................................................             N/A              N/A             (424)       N/A
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions          39,343           20,917           52,854          47,281
                                        Total Increase (Decrease)          31,180           39,669           70,580          67,296

Net Assets
Beginning of period..............................................         183,123          143,454          202,369         135,073
End of period (including undistributed net investment income as
set forth below).................................................       $ 214,303        $ 183,123        $ 272,949       $ 202,369
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................            $ 10          $ 1,376          $ 1,700         $ 1,804


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             582            1,114            1,894           4,284

     Class 2.....................................................             N/A              N/A               13        N/A
Shares issued in acquisition:
     Class 1.....................................................             N/A              N/A           20,130             N/A

     Class 2.....................................................             N/A              N/A              302        N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           1,535            1,194              828             486

     Class 2.....................................................             N/A              N/A               11        N/A
Shares redeemed:
     Class 1.....................................................            (498)          (1,287)         (18,032)           (611)

     Class 2.....................................................             N/A              N/A              (33)       N/A
Net Increase (Decrease)..........................................           1,619            1,021            5,113           4,159








Amounts in thousands                                                LargeCap Stock Index Account         LargeCap Value Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 1,901          $ 3,266          $ 1,803         $ 2,793
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................           6,014              534            6,274           7,659
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .           7,390           24,810            3,837          21,265
  Net Increase (Decrease) in Net Assets Resulting from Operations          15,305           28,610           11,914          31,717

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (3,267)          (2,507)          (2,794)         (1,487)
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................               -                -           (7,659)         (2,634)
                                Total Dividends and Distributions          (3,267)          (2,507)         (10,453)         (4,121)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          20,200           43,198           24,693          54,838
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           3,267            2,507           10,453           4,121
Shares redeemed:
     Class 1.....................................................         (54,502)         (29,624)         (12,412)         (8,031)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions         (31,035)          16,081           22,734          50,928
                                        Total Increase (Decrease)         (18,997)          42,184           24,195          78,524

Net Assets
Beginning of period..............................................         221,327          179,143          200,745         122,221
End of period (including undistributed net investment income as
set forth below).................................................       $ 202,330        $ 221,327        $ 224,940       $ 200,745
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 1,899          $ 3,265          $ 1,802         $ 2,793


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................           1,875            4,503            1,649           4,164
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................             292              274              691             334
Shares redeemed:
     Class 1.....................................................          (4,978)          (3,123)            (834)           (611)
Net Increase (Decrease)..........................................          (2,811)           1,654            1,506           3,887








Amounts in thousands                                                       MidCap Account                MidCap Growth Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 1,396          $ 2,940             $ 33            $ 89
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          22,812           43,327            6,257          10,101
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .          30,258           11,570            2,793          (3,634)
  Net Increase (Decrease) in Net Assets Resulting from Operations          54,466           57,837            9,083           6,556

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (2,940)          (4,496)             (89)              -
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................         (43,354)         (51,130)         (10,107)         (1,913)
                                Total Dividends and Distributions         (46,294)         (55,626)         (10,196)         (1,913)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          16,500           36,272            4,670          10,316
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          46,294           55,626           10,196           1,913
Shares redeemed:
     Class 1.....................................................         (28,565)         (57,272)          (6,631)        (10,497)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions          34,229           34,626            8,235           1,732
                                        Total Increase (Decrease)          42,401           36,837            7,122           6,375

Net Assets
Beginning of period..............................................         457,649          420,812           74,846          68,471
End of period (including undistributed net investment income as
set forth below).................................................       $ 500,050        $ 457,649         $ 81,968        $ 74,846
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 1,396          $ 2,940             $ 33            $ 89


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             373              916              371             904
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           1,056            1,473              851             166
Shares redeemed:
     Class 1.....................................................            (644)          (1,451)            (524)           (927)
Net Increase (Decrease)..........................................             785              938              698             143








Amounts in thousands                                                    MidCap Stock Account              MidCap Value Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................           $ 524            $ 860            $ 478           $ 980
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          12,523            6,509           14,198          12,665
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .          (4,200)          10,059           (1,979)          2,306
  Net Increase (Decrease) in Net Assets Resulting from Operations           8,847           17,428           12,697          15,951

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................            (766)          (1,711)            (981)           (302)
     Class 2.....................................................             (88)            (142)             N/A             N/A
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................          (5,438)         (10,408)         (12,660)        (12,315)
     Class 2.....................................................            (883)            (966)             N/A             N/A
                                Total Dividends and Distributions          (7,175)         (13,227)         (13,641)        (12,617)

Capital Share Transactions
Shares sold:
     Class 1.....................................................           2,869            4,124           14,698          30,735
     Class 2.....................................................           2,264            3,976              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           6,204           12,119           13,641          12,617
     Class 2.....................................................             971            1,108              N/A             N/A
Shares redeemed:
     Class 1.....................................................         (27,871)         (19,796)          (8,246)        (17,007)
     Class 2.....................................................          (1,012)          (1,355)             N/A             N/A
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions         (16,575)             176           20,093          26,345
                                        Total Increase (Decrease)         (14,903)           4,377           19,149          29,679

Net Assets
Beginning of period..............................................         115,612          111,235          142,116         112,437
End of period (including undistributed net investment income as
set forth below).................................................       $ 100,709        $ 115,612        $ 161,265       $ 142,116
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................           $ 547            $ 878            $ 477           $ 980


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             154              231              832           1,956
     Class 2.....................................................             124              232              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................             334              775              785             819
     Class 2.....................................................              52               72              N/A             N/A
Shares redeemed:
     Class 1.....................................................          (1,529)          (1,123)            (473)         (1,084)
     Class 2.....................................................             (55)             (80)             N/A             N/A
Net Increase (Decrease)..........................................            (920)             107            1,144           1,691








Amounts in thousands                                                    Money Market Account          Mortgage Securities Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 5,139          $ 7,399          $ 5,964        $ 12,442
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................               -                -               35             (32)
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .               -                -           (3,443)           (449)
  Net Increase (Decrease) in Net Assets Resulting from Operations           5,139            7,399            2,556          11,961

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (5,061)          (7,399)         (13,352)        (13,081)
     Class 2.....................................................             (78)             N/A             (232)           (294)
                                Total Dividends and Distributions          (5,139)          (7,399)         (13,584)        (13,375)

Capital Share Transactions
Shares sold:
     Class 1.....................................................         127,243          157,698            5,995          18,790
     Class 2.....................................................           3,870               N/A             109             492
Shares issued in acquisition:
     Class 1.....................................................          12,209              N/A              N/A             N/A
     Class 2.....................................................           2,869               N/A             N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           5,046            7,399           13,352          13,081
     Class 2.....................................................              78               N/A             232             294
Shares redeemed:
     Class 1.....................................................         (99,901)        (135,540)         (23,048)        (38,375)
     Class 2.....................................................          (3,472)              N/A          (1,136)        (4,417)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions          47,942           29,557           (4,496)        (10,135)
                                        Total Increase (Decrease)          47,942           29,557          (15,524)        (11,549)

Net Assets
Beginning of period..............................................         180,210          150,653          264,095         275,644
End of period (including undistributed net investment income as
set forth below).................................................       $ 228,152        $ 180,210        $ 248,571       $ 264,095
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................             $ -              $ -          $ 6,058        $ 13,582


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................         127,243          157,698              578           1,800

     Class 2.....................................................           3,870        N/A                     10              48
Shares issued in acquisition:
     Class 1.....................................................          12,209              N/A              N/A             N/A

     Class 2.....................................................           2,869        N/A                    N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           5,046            7,399            1,343           1,315
     Class 2.....................................................              78               N/A              23              30
Shares redeemed:
     Class 1.....................................................         (99,901)        (135,540)          (2,196)         (3,730)
     Class 2.....................................................          (3,472)              N/A            (110)           (431)
Net Increase (Decrease)..........................................          47,942           29,557             (352)           (968)








Amounts in thousands                                               Principal LifeTime 2010 Account  Principal LifeTime 2020 Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................           $ 850            $ 419          $ 2,815           $ 711
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................           2,118              380            9,444             895
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .          (1,764)           1,662           (6,465)          7,324
  Net Increase (Decrease) in Net Assets Resulting from Operations           1,204            2,461            5,794           8,930

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................            (419)             (10)            (711)              -
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................            (380)               -             (896)              -
                                Total Dividends and Distributions            (799)             (10)          (1,607)              -

Capital Share Transactions
Shares sold:
     Class 1.....................................................          10,073           14,223           39,836          63,745
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................             799                9            1,607               -
Shares redeemed:
     Class 1.....................................................          (2,071)          (2,677)          (1,222)           (829)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions           8,801           11,555           40,221          62,916
                                        Total Increase (Decrease)           9,206           14,006           44,408          71,846

Net Assets
Beginning of period..............................................          26,936           12,930           98,599          26,753
End of period (including undistributed net investment income as
set forth below).................................................        $ 36,142         $ 26,936        $ 143,007        $ 98,599
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................           $ 850            $ 419          $ 2,815           $ 711


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             771            1,195            2,892           5,138
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................              61                1              114               -
Shares redeemed:
     Class 1.....................................................            (159)            (222)             (88)            (66)
Net Increase (Decrease)..........................................             673              974            2,918           5,072








Amounts in thousands                                               Principal LifeTime 2030 Account  Principal LifeTime 2040 Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................           $ 370             $ 85            $ 146            $ 34
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................           1,643              161              838              52
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .            (877)           1,193             (406)            551
  Net Increase (Decrease) in Net Assets Resulting from Operations           1,136            1,439              578             637

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................             (85)              (1)             (34)             (1)
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................            (161)                -             (52)              -
                                Total Dividends and Distributions            (246)              (1)             (86)             (1)

Capital Share Transactions
Shares sold:
     Class 1.....................................................           7,685           11,334            3,704           5,458
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................             246                1               86               1
Shares redeemed:
     Class 1.....................................................          (1,034)          (1,467)            (779)           (732)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions           6,897            9,868            3,011           4,727
                                        Total Increase (Decrease)           7,787           11,306            3,503           5,363

Net Assets
Beginning of period..............................................          15,224            3,918            7,256           1,893
End of period (including undistributed net investment income as
set forth below).................................................        $ 23,011         $ 15,224         $ 10,759         $ 7,256
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................           $ 370             $ 85            $ 146            $ 34


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             560              919              263             431
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................              17                -                6               -
Shares redeemed:
     Class 1.....................................................             (75)           (116)              (55)            (58)
Net Increase (Decrease)..........................................             502              803              214             373








                                                                                                      Principal LifeTime Strategic
Amounts in thousands                                               Principal LifeTime 2050 Account           Income Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................            $ 93             $ 16            $ 501           $ 220
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................             611               38              502             143
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .            (275)             367             (758)            589
  Net Increase (Decrease) in Net Assets Resulting from Operations             429              421              245             952

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................             (16)               -             (219)            (13)
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................             (39)               -             (144)             (3)
                                Total Dividends and Distributions             (55)               0             (363)            (16)

Capital Share Transactions
Shares sold:
     Class 1.....................................................           2,862            4,080            4,122           7,136
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................              55                -              363              16
Shares redeemed:
     Class 1.....................................................          (1,264)            (451)            (796)           (896)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions           1,653            3,629            3,689           6,256
                                        Total Increase (Decrease)           2,027            4,050            3,571           7,192

Net Assets
Beginning of period..............................................           5,210            1,160           12,655           5,463
End of period (including undistributed net investment income as
set forth below).................................................         $ 7,237          $ 5,210         $ 16,226        $ 12,655
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................            $ 93             $ 16            $ 501           $ 219


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             202              319              335             624
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................               4                -               30                2
Shares redeemed:

     Class 1.....................................................             (88)             (36)             (65)      (79)
Net Increase (Decrease)..........................................             118              283              300             547








Amounts in thousands                                               Real Estate Securities Account        SAM Balanced Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 1,082          $ 2,193         $ 18,537        $ 16,470
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          58,518           30,353           60,034          11,999
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .         (85,391)          34,364          (39,728)         42,134
  Net Increase (Decrease) in Net Assets Resulting from Operations         (25,791)          66,910           38,843          70,603

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (2,181)          (3,401)         (12,377)        (10,811)
     Class 2.....................................................             (12)             N/A           (5,094)         (4,176)
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................         (30,109)          (9,643)               -               -
     Class 2.....................................................            (244)             N/A                -               -
                                Total Dividends and Distributions         (32,546)         (13,044)         (17,471)        (14,987)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          19,368           40,633           10,041          78,952
     Class 2.....................................................             334              N/A            7,909          31,517
Shares issued in acquisition:
     Class 1.....................................................          53,604              N/A              N/A             N/A
     Class 2.....................................................           2,668              N/A              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          32,290           13,044           12,377          10,811
     Class 2.....................................................             256              N/A            5,094           4,176
Shares redeemed:
     Class 1.....................................................         (47,775)         (30,510)         (58,152)        (83,602)
     Class 2.....................................................            (671)               -          (23,375)        (26,792)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions          60,074           23,167          (46,106)         15,062
                                        Total Increase (Decrease)           1,737           77,033          (24,734)         70,678

Net Assets
Beginning of period..............................................         255,955          178,922          731,396         660,718
End of period (including undistributed net investment income as
set forth below).................................................       $ 257,692        $ 255,955        $ 706,662       $ 731,396
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 1,082          $ 2,193         $ 18,536        $ 17,470


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             736            1,793              540           4,580
     Class 2.....................................................              13              N/A              428           1,858
Shares issued in acquisition:
     Class 1.....................................................           2,089              N/A              N/A             N/A
     Class 2.....................................................             104              N/A              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           1,399              646              657             660
     Class 2.....................................................              11              N/A              272             256
Shares redeemed:
     Class 1.....................................................          (1,841)          (1,350)          (3,126)         (4,861)
     Class 2.....................................................             (26)             N/A           (1,263)         (1,570)
Net Increase (Decrease)..........................................           2,485            1,089           (2,492)            923








                                                                      SAM Conservative Balanced         SAM Conservative Growth
Amounts in thousands                                                          Portfolio                        Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 2,566          $ 2,344          $ 7,455         $ 5,662
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................           4,261              858           38,558          11,202
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .          (3,844)           3,013          (19,561)         28,620
  Net Increase (Decrease) in Net Assets Resulting from Operations           2,983            6,215           26,452          45,484

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (1,450)          (1,175)          (4,568)         (4,557)
     Class 2.....................................................            (968)            (815)          (1,867)         (1,537)
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................            (541)            (117)               -               -
     Class 2.....................................................            (390)             (88)               -               -
                                Total Dividends and Distributions          (3,349)         (2,195)           (6,435)         (6,094)

Capital Share Transactions
Shares sold:
     Class 1.....................................................           4,024            6,380            7,341          17,041
     Class 2.....................................................           2,054            7,523            6,949          29,855
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           1,991            1,292            4,568           4,557
     Class 2.....................................................           1,358              903            1,867           1,537
Shares redeemed:
     Class 1.....................................................          (5,772)         (10,566)         (39,746)        (59,006)
     Class 2.....................................................          (5,530)          (7,389)          (8,764)        (12,776)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions          (1,875)          (1,857)         (27,785)        (18,792)
                                        Total Increase (Decrease)          (2,241)           2,163           (7,768)         20,598

Net Assets
Beginning of period..............................................          75,965           73,802          408,638         388,040
End of period (including undistributed net investment income as
set forth below).................................................        $ 73,724         $ 75,965        $ 400,870       $ 408,638
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 2,563          $ 2,415          $ 7,447         $ 6,427


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             313              521              359             923
     Class 2.....................................................             160              618              343           1,634
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................             156              110              218             260
     Class 2.....................................................             107               77               89              88
Shares redeemed:
     Class 1.....................................................            (444)            (866)          (1,950)         (3,201)
     Class 2.....................................................            (430)            (609)            (433)           (693)
Net Increase (Decrease)..........................................            (138)            (149)          (1,374)           (989)








Amounts in thousands                                                SAM Flexible Income Portfolio    SAM Strategic Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 7,557          $ 8,018          $ 2,986         $ 2,070
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................           7,502            2,521           20,547           5,639
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .         (10,326)           2,559           (7,599)         17,187
  Net Increase (Decrease) in Net Assets Resulting from Operations           4,733           13,098           15,934          24,896

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (5,584)          (5,441)          (1,778)         (1,524)
     Class 2.....................................................          (2,575)          (2,747)            (714)           (523)
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................          (1,785)             (76)               -               -
     Class 2.....................................................            (869)             (41)               -               -
                                Total Dividends and Distributions         (10,813)          (8,305)          (2,492)         (2,047)

Capital Share Transactions
Shares sold:
     Class 1.....................................................           3,755            8,512            9,703          19,197
     Class 2.....................................................           2,253            3,941            6,643          20,332
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           7,369            5,517            1,778           1,524
     Class 2.....................................................           3,444            2,788              714             523
Shares redeemed:
     Class 1.....................................................         (15,173)         (34,153)         (17,477)        (26,902)
     Class 2.....................................................          (9,979)         (24,699)          (4,085)         (6,148)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions          (8,331)         (38,094)          (2,724)          8,526
                                        Total Increase (Decrease)         (14,411)         (33,301)          10,718          31,375

Net Assets
Beginning of period..............................................         189,553          222,854          216,754         185,379
End of period (including undistributed net investment income as
set forth below).................................................       $ 175,142        $ 189,553        $ 227,472       $ 216,754
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 7,555          $ 8,157          $ 2,986         $ 2,492


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             258              604              422             936
     Class 2.....................................................             158              281              292             997
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................             527              409               74              78
     Class 2.....................................................             247              208               30              26
Shares redeemed:
     Class 1.....................................................          (1,040)          (2,428)            (761)         (1,302)
     Class 2.....................................................            (690)          (1,768)            (179)           (300)
Net Increase (Decrease)..........................................            (540)          (2,694)            (122)            435








Amounts in thousands                                                   Short-Term Bond Account         Short-Term Income Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................         $ 3,277          $ 4,546            $ 981         $ 2,126
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................            (134)            (236)              28             (41)
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .            (730)             230              (86)             31
  Net Increase (Decrease) in Net Assets Resulting from Operations           2,413            4,540              923           2,116

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................          (4,680)          (2,292)          (1,994)         (2,030)
     Class 2.....................................................             N/A              N/A             (138)           (181)
                                Total Dividends and Distributions          (4,680)          (2,292)          (2,132)         (2,211)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          19,900           46,561            1,183           2,013
     Class 2.....................................................             N/A              N/A              312             609
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           4,680            2,291            1,994           2,030
     Class 2.....................................................             N/A              N/A              138             181
Shares redeemed:
     Class 1.....................................................          (3,837)         (14,558)          (5,255)         (8,720)
     Class 2.....................................................             N/A              N/A             (797)         (2,708)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions          20,743           34,294           (2,425)         (6,595)
                                        Total Increase (Decrease)          18,476           36,542           (3,634)         (6,690)

Net Assets
Beginning of period..............................................         120,364           83,822           45,687          52,377
End of period (including undistributed net investment income as
set forth below).................................................       $ 138,840        $ 120,364         $ 42,053        $ 45,687
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................         $ 3,232          $ 4,679            $ 986         $ 2,131


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................           1,924            4,638              472             793
     Class 2.....................................................             N/A              N/A              123             243
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................             464              233              821             832
     Class 2.....................................................             N/A              N/A               57              74
Shares redeemed:
     Class 1.....................................................            (371)          (1,452)          (2,074)         (3,486)
     Class 2.....................................................             N/A              N/A             (316)         (1,088)
Net Increase (Decrease)..........................................           2,017            3,419             (917)         (2,632)








Amounts in thousands                                                      SmallCap Account              SmallCap Growth Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................           $ 110            $ 322           $ (349)         $ (444)
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................           5,232           11,209           18,711           7,494
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .           4,015              181           (5,831)         (1,130)
  Net Increase (Decrease) in Net Assets Resulting from Operations           9,357           11,712           12,531           5,920

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................            (322)            (154)               -               -
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................         (11,214)          (6,244)               -               -
                                Total Dividends and Distributions         (11,536)          (6,398)               -               -

Capital Share Transactions
Shares sold:
     Class 1.....................................................           4,736            9,581            8,047          11,368
     Class 2.....................................................             N/A              N/A              796             N/A
Shares issued in acquisition:
     Class 1.....................................................             N/A              N/A           43,676             N/A
     Class 2.....................................................             N/A              N/A            3,960             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          11,536            6,398                -               -
Shares redeemed:
     Class 1.....................................................         (13,832)         (12,638)         (18,852)        (10,617)
     Class 2.....................................................             N/A              N/A             (895)            N/A
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions           2,440            3,341           36,732             751
                                        Total Increase (Decrease)             261            8,655           49,263           6,671

Net Assets
Beginning of period..............................................         103,131           94,476           73,327          66,656
End of period (including undistributed net investment income as
set forth below).................................................       $ 103,392        $ 103,131        $ 122,590        $ 73,327
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................           $ 110            $ 322           $ (349)            $ -


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             425              934              708           1,073
     Class 2.....................................................             N/A              N/A               73             N/A
Shares issued in acquisition:
     Class 1.....................................................             N/A              N/A            4,083             N/A
     Class 2.....................................................             N/A              N/A              370             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................           1,077              631                -               -
Shares redeemed:
     Class 1.....................................................          (1,269)          (1,244)          (1,647)         (1,008)
     Class 2.....................................................             N/A              N/A              (81)            N/A
Net Increase (Decrease)..........................................             233              321            3,506              65








Amounts in thousands                                                   SmallCap Value Account          West Coast Equity Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period Ended      Year Ended      Period Ended     Year Ended
                                                                                     December 31,                     December 31,
                                                                   June 30, 2007         2006        June 30, 2007        2006
Operations
Net investment income (operating loss)...........................           $ 533            $ 747            $ 431         $ 1,009
Net realized gain (loss) from investment transactions and
foreign currency transactions....................................          13,825           14,805            6,782           5,000
Change in unrealized appreciation/depreciation of investments
and translation of assets and liabilities in foreign currencies .          (3,364)          10,003              962          11,800
  Net Increase (Decrease) in Net Assets Resulting from Operations          10,994           25,555            8,175          17,809

Dividends and Distributions to Shareholders
From net investment income:
     Class 1.....................................................            (731)            (448)            (960)           (725)
     Class 2.....................................................              (1)             N/A              (81)            (42)
From net realized gain on investments and foreign currency transactions:
     Class 1.....................................................         (14,836)         (14,632)          (4,445)         (2,854)
     Class 2.....................................................             (19)             N/A             (585)           (254)
                                Total Dividends and Distributions         (15,587)         (15,080)          (6,071)         (3,875)

Capital Share Transactions
Shares sold:
     Class 1.....................................................          17,314           36,051            3,600          17,748
     Class 2.....................................................              28              N/A            1,059           6,682
Shares issued in acquisition:
     Class 1.....................................................          35,648              N/A              N/A             N/A
     Class 2.....................................................             255              N/A              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................          15,567           15,080            5,405           3,579
     Class 2.....................................................              20              N/A              666             296
Shares redeemed:
     Class 1.....................................................         (21,794)         (21,668)         (30,134)        (11,436)
     Class 2.....................................................             (34)             N/A           (2,367)         (2,151)
         Net Increase (Decrease) in Net Assets from Capital Share
                                                     Transactions          47,004           29,463          (21,771)         14,718
                                        Total Increase (Decrease)          42,411           39,938          (19,667)         28,652

Net Assets
Beginning of period..............................................         171,973          132,035          169,546         140,894
End of period (including undistributed net investment income as
set forth below).................................................       $ 214,384        $ 171,973        $ 149,879       $ 169,546
Undistributed (Overdistributed) Net Investment Income (Operating
Loss)............................................................           $ 548            $ 747            $ 423         $ 1,033


Increase (Decrease) in Capital Shares
Shares sold:
     Class 1.....................................................             913            2,059              147             773
     Class 2.....................................................               2              N/A               43             296
Shares issued in acquisition:
     Class 1.....................................................           1,940              N/A              N/A             N/A
     Class 2.....................................................              14              N/A              N/A             N/A
Shares issued in reinvestment of dividends and distributions:
     Class 1.....................................................             838              895              217             164
     Class 2.....................................................               1              N/A               27              14
Shares redeemed:
     Class 1.....................................................          (1,157)          (1,235)          (1,237)           (497)
     Class 2.....................................................              (2)             N/A              (97)            (95)
Net Increase (Decrease)..........................................           2,549            1,719             (900)            655



                          NOTES TO FINANCIAL STATEMENTS

                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                            June 30, 2007 (unaudited)


                                       68

1.  Organization



Principal Variable Contracts Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At June 30, 2007, the Fund consists of 40 accounts (Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Diversified International Account, Equity Growth Account, Equity Income Account I, Equity Value Account, Government & High Quality Bond Account, Growth Account, Income Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account, LargeCap Stock Index Account, LargeCap Value Account, MidCap Account, MidCap Growth Account, MidCap Stock Account, MidCap Value Account, Money Market Account, Mortgage Securities Account, Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, Principal LifeTime Strategic Income Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Fixed Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Account, Short-Term Income Account, SmallCap Account, SmallCap Growth Account, SmallCap Value Account, and West Coast Equity Account), known as the "Accounts".

On October 2, 2006, the Articles of Incorporation of the Fund were amended to rename the existing share class of each series of the Fund as Class 1 shares.

On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the "Transaction"). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc.

Effective January 3, 2007, the initial purchases of $10,000 of Class 2 shares of Diversified International Account, Growth Account, LargeCap Blend Account, Money Market Account, Real Estate Securities Account, SmallCap Growth Account, and SmallCap Value Account (the "Principal Accounts") were made by Principal Life Insurance Company.

Effective January 5, 2007, Diversified International Account, Growth Account, Income Account, LargeCap Blend Account, MidCap Stock Account, Money Market Account, Mortgage Securities Account, Real Estate Securities Account, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Account, SmallCap Growth Account, SmallCap Value Account, and West Coast Equity Account (the "Acquiring Accounts") acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Variable Trust (VT) (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by shareholders of the Acquired Funds on December 15, 2006. Approximate conversion ratios, net assets of the Acquired Funds immediately prior to the acquisition (including accumulated net investment income/loss, accumulated realized gains/losses, and unrealized appreciation/depreciation) and net assets of the Acquiring Accounts immediately prior to and immediately following the acquisition were as follows:


                                                                                                                           Net
                                                             Accumulated                                                   Assets
                                                                 Net                                   Net                    of
                                         Conversion Ratio     Investment  Accumulated                   Assets  Net Assets Acquiring
                                               Class           Income/      Realized     Unrealized       of        of     Account
                                                                (Loss)       Gains/     Appreciation   Acquired Acquiring  following
     Acquired           Acquiring      1          2           (000s)      (Losses)   (Depreciation)    Fund    Account   acquisition
                                                               ------
       Fund                Fund                                             (000s)        (000s)       (000s)    (000s)    (000s)
       ----                ----                                              ------        ------       ------    ------    ------
                    Diversified
VT International    International
Growth Fund         Account            0.71      0.70          $ (662)       $ (75)       $19,931    $148,176   $400,852  $549,028

VT Growth Fund      Growth Account     1.00      0.99              --      (66,194)        22,140     303,388    128,889   432,277


VT Income Fund*     Income Account     1.00       1.00         12,320          (890)        3,272     199,897      --      199,897

VT Growth & Income  LargeCap Blend
Fund                Account            1.62       1.62             --      (12,284)            --      253,392    200,760  454,152

VT Mid Cap Stock    MidCap Stock
Fund*               Account            1.00        1.00           854        5,995             40,007 116,083      --      116,083

VT Money Market     Money Market
Fund                Account            1.00        1.00           --            --             --       15,078    180,072  195,150


VT U.S. Government  Mortgage
Securities Fund*    Securities Account 1.00        1.00        13,824       (5,367)        (3,349)     265,187      --      265,187

                    Real Estate
VT REIT Fund        Securities Account 0.54       0.53             --           --              13,205   56,272  252,106   308,378

1. Organization (Continued)
                                                                                                                           Net
                                                             Accumulated                                                   Assets
                                                                 Net                                   Net                    of
                                         Conversion Ratio     Investment  Accumulated                   Assets  Net Assets Acquiring
                                               Class      Income/      Realized     Unrealized       of        of     Account
                                                           (Loss)       Gains/     Appreciation   Acquired Acquiring  following
     Acquired           Acquiring      1        2          (000s)      (Losses)   (Depreciation)    Fund    Account   acquisition
                                                           ------
       Fund                Fund                                        (000s)        (000s)       (000s)    (000s)    (000s)
       ----                ----                                         ------        ------       ------    ------    ------

VT Balanced         SAM Balanced
Portfolio*          Portfolio          1.00    1.00     $21,385         $2,061          $129,187  $728,483    $    --  $728,483

VT Conservative     SAM Conservative
Balanced Portfolio* Balanced Portfolio 1.00    1.00         2,687       1,118           8,725       75,783     --       75,783

VT Conservative     SAM Conservative
Growth Portfolio*   Growth Portfolio   1.00     1.00         9,253    (14,550)         76,615       405,481     --      405,481

VT Flexible Income  Flexible Income
Portfolio*          Portfolio           1.00    1.00         8,467        2,247        20,785       189,450     --      189,450

VT Strategic        SAM Strategic
Growth Portfolio*   Growth Portfolio    1.00    1.00         4,104      (2,145)        37,949       215,718     --      215,718

VT Short Term       Short-Term Income
Income Fund*        Account             1.00    1.00         2,170         (499)         (388)       45,761     --       45,761

VT Small  Cap       SmallCap Growth
Growth Fund         Account            0.96     0.94           --      (21,731)          8,140       47,636    72,563   120,199

VT Small Cap Value  SmallCap Value
Fund                Account            0.56     0.56           --            558         2,092       35,903     168,894 204,797

VT West Coast       West Coast Equity
Equity Fund*        Account            1.00     1.00         1,031       4,658         47,879       168,993     --      168,993





*Designates the survivor for accounting and performance reporting purposes (the "Reorganized Accounts").

Effective January 5, 2007, Equity Income Account I acquired all the assets and assumed all the liabilities of VT Equity Income Fund and Equity Income Account (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization (the "Reorganization") approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Equity Income Account I at an approximate exchange rate of 1.00 for VT Equity Income Fund Class 1 and Class 2 shares, and .53 for Equity Income Account Class 1 shares. The aggregate net assets of VT Equity Income Fund, Equity Income Account, and Equity Income Account I immediately prior to the acquisition were approximately $364,608,000 (including approximately $5,616,000 of accumulated net investment income, $26,854,000 of accumulated realized gains, and $70,585,000 of unrealized appreciation), $163,558,000 (including approximately $1,583,000 of unrealized appreciation), and $0, respectively. The aggregate net assets of Equity Income Account I immediately following the acquisition were $528,166,000. VT Equity Income Fund is the survivor for accounting and performance reporting purposes (a "Reorganized Fund").

Effective April 30, 2007, Equity Growth Account acquired all the assets and assumed all the liabilities of LargeCap Growth Equity Account pursuant to an Agreement and Plan of Reorganization approved by the shareholders of LargeCap Growth Equity Account on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from LargeCap Growth Equity Account for shares of Equity Growth Account at an approximate exchange rate of .27. The aggregate net assets of LargeCap Growth Equity Account and Equity Growth Account immediately prior to the acquisition were approximately $38,614,000 (including approximately $0 of accumulated net investment operating loss, $(1,354,000) of accumulated realized losses, and $3,385,000 of unrealized appreciation) and $270,169,000, respectively. The aggregate net assets of Equity Growth Account immediately following the acquisition were $308,783,000.

All classes of shares for each of the Accounts represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Principal LifeTime 2010 Account, Principal LifeTime 2020 Account, Principal LifeTime 2030 Account, Principal LifeTime 2040 Account, Principal LifeTime 2050 Account, and Principal LifeTime Strategic Income Account (collectively, the "Principal LifeTime Accounts") along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio (collectively, the "SAM Portfolios") invest in combinations of other series of Principal Variable Contracts Fund, Inc. and Principal Investors Fund, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Accounts (with the exception of Money Market Account, Principal LifeTime Accounts, and SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account's net asset value are ordinarily not reflected in the account's net asset value. If the Manager reasonably believes events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the account's net asset value will materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices and foreign currencies.

To the extent each account invests in foreign securities listed on foreign exchanges which trade on days on which the account does not determine its net asset value, for example weekends and other customary national U.S. holidays, each account's net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Account values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the account.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of June 30, 2007, the Accounts do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the account holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Accounts record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Accounts record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Accounts are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Accounts allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class.

Expenses. Expenses directly attributed to an Account are charged to that Account. Other Account expenses not directly attributed to an Account are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Account) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Expenses included in the statements of operations of the Principal LifeTime Accounts and SAM Portfolios reflect the expenses of each Principal LifeTime Account and SAM Portfolio and do not include any expenses associated with the Underlying Funds.

Dividends and Distributions to Shareholders. With respect to Money Market Account, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to shareholders of record as of that day. Dividends and distributions to shareholders of the other accounts are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, mortgage-backed securities, certain defaulted securities, expiring capital loss carry forwards, certain preferred securities, returns of capital, amortization of premiums and discounts, futures contracts, consent distributions, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, swap agreements, and foreign currency transactions. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed current and accumulated earnings and profits for federal income tax purposes are reported as return of capital distributions.

Real Estate Securities Account receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Account. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each account is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.


Foreign Taxes. Certain of the Accounts are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Accounts as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon disposition of Indian securities held by the Accounts are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Accounts accrue an estimated deferred tax liability for future gains on Indian securities. At June 30, 2007, Diversified International Account had a foreign tax refund receivable of $16,000, a deferred tax liability of $39,000, and no capital loss carryforward, and International Emerging Markets Account had a foreign tax refund receivable of $47,000, a deferred tax liability of $81,000, and no capital loss carryforward, relating to Indian securities.

3.  Operating Policies

Futures Contracts. The Accounts (with the exception of Money Market Account) may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, an account agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the account as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Accounts has valued the investments. This may have an adverse effect on each of the Accounts' ability to dispose of particular illiquid securities at fair market value and may limit each of the Accounts' ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund's by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


Joint Trading Account. Certain of the Accounts may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating accounts' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. Certain of the Accounts participate with other funds managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At June 30, 2007, the Accounts had no outstanding borrowings under the line of credit.

Options Contracts. The Accounts (with the exception of Money Market Account) may enter into options on futures contracts for both hedging and non-hedging purposes. During the period the options contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the account recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the account's cost basis in the contract.




Written option transactions during the period ended June 30, 2007, are summarized as follows:

Bond Account                                                            Number of Contracts   Notional Amount   Premium (thousands)
------------                                                            -------------------   ---------------   -------------------
Beginning of period                                                              --                   --                   --
Options written                                                                 296             $22,000,000             $64
Options expired                                                                (222)                 --                  (15)
Options closed                                                                 (74)                  --                  (7)
Options exercised                                                                --                   --                   --
Balance at end of period                                                         --              22,000,000               42

Government & High Quality Bond Account                                  Number of Contracts   Notional Amount   Premium (thousands)
--------------------------------------                                  -------------------   ---------------   -------------------
Beginning of period                                                             389                  --                  $29
Options written                                                                 540             $58,500,000             119
Options expired                                                                  --                   --                   --
Options closed                                                                 (929)           (13,000,000)             (62)
Options exercised                                                                --                   --                   --
Balance at end of period                                                         --              45,500,000               86



Short-Term Bond Account                                                 Number of Contracts   Notional Amount   Premium (thousands)
-----------------------                                                 -------------------   ---------------   -------------------
Beginning of period                                                              --                   --                   --
Options written                                                                  --              $22,250,000             $38
Options expired                                                                  --                   --                   --
Options closed                                                                   --              (2,250,000)              --
Options exercised                                                                --                   --                   --
Balance at end of period                                                         --              20,000,000               38


Rebates. Subject to best execution, the Accounts may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the account in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds' policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Accounts may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Accounts may lend portfolio securities to approved brokerage firms. The Accounts receive collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and during the period of the loan maintain collateral in an amount not less than 100% of the market value of the loaned securities. Cash collateral received is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Accounts and any additional required collateral is delivered to the Accounts on the next business day. Although risk is mitigated by the collateral, the Accounts could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of June 30, 2007, the Accounts had securities on loan as follows (in thousands):



                                             Market    Collateral                                     Market     Collateral
                                              Value      Value                                         Value       Value
Balanced Account                            $15,754    $16,125      LargeCap Value Account           $19,697       $20,489
Bond Account                                 71,377     82,261      MidCap Account                    83,589        85,826
Capital Value Account                        15,931     16,458      MidCap Growth Account             15,370        15,762
Diversified International Account            39,115     40,758      MidCap Stock Account              23,176        23,877
Equity Growth Account                        48,459     49,887      MidCap Value Account              29,849        30,884
Equity Income Account I                      75,888     78,596      Money Market Account                 512           510
Equity Value Account                            172        179      Mortgage Securities Account       14,826        15,037
Government & High Quality Bond Account       64,379     65,134      Real Estate Securities Account     8,766         8,969
Growth Account                               33,506     34,418      Short-Term Bond Account           18,670        19,281
Income Account                               18,649     18,821      Short-Term Income Account          7,251         7,386
International Emerging Markets Account       21,733     22,264      SmallCap Account                  28,845        29,825
International SmallCap Account               15,061     15,707      SmallCap Growth Account           35,850        37,104
LargeCap Blend Account                       29,870     30,806      SmallCap Value Account            51,258        53,148
LargeCap Stock Index Account                 18,472     19,046      West Coast Equity Account         30,743        31,795


Swap Agreements. Certain of the Accounts may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Accounts recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Accounts will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.

Details of swap agreements open at period end are included in the Accounts' schedules of investments.

4.  Management Agreement and Transactions with Affiliates


Management Services. The Fund has agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each account's average daily net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets ("aggregate net assets") of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The annual rates used in this calculation for each of the other Accounts are as follows:




                                                              Net Assets of Accounts (in millions)
                                                                                                         Over
                                               First $100    Next $100     Next $100     Next $100       $400
                                               ----------    ---------     ---------     ---------       ----
  Asset Allocation Account                         0.80 %        0.75 %        0.70 %       0.65 %        0.60 %
  Balanced Account                                0.60          0.55          0.50         0.45          0.40
  Bond Account                                    0.50          0.45          0.40         0.35          0.30
  Equity Growth Account                           0.80          0.75          0.70         0.65          0.60
  Equity Income Account I                         0.60          0.55          0.50         0.45          0.40
  Government & High Quality Bond Account          0.50          0.45          0.40         0.35          0.30
  International SmallCap Account                  1.20          1.15          1.10         1.05          1.00
  MidCap Account                                  0.65          0.60          0.55         0.50          0.45
  MidCap Growth Account                           0.90          0.85          0.80         0.75          0.70
  Money Market Account                            0.50          0.45          0.40         0.35          0.30
  Real Estate Securities Account                  0.90          0.85          0.80         0.75          0.70
  Short-Term Bond Account                         0.50          0.45          0.40         0.35          0.30
  SmallCap Account                                0.85          0.80          0.75         0.70          0.65
  SmallCap Growth Account                         1.00          0.95          0.90         0.85          0.80
  SmallCap Value Account                          1.10          1.05          1.00         0.95          0.90


                                                              Net Assets of Accounts (in millions)
                                                                                                         Over
                                               First $250    Next $250     Next $250     Next $250      $1,000
                                               ----------    ---------     ---------     ---------      ------
  Capital Value Account                            0.60 %       0.55 %        0.50 %        0.45 %       0.40 %
  Diversified International Account               0.85          0.80          0.75         0.70          0.65
  Equity Value Account                            0.85          0.80          0.75         0.70          0.65
  International Emerging Markets Account          1.25          1.20          1.15         1.10          1.05
  LargeCap Blend Account                          0.75          0.70          0.65         0.60          0.55
  LargeCap Value Account                          0.75          0.70          0.65         0.60          0.55
  MidCap Value Account                            1.05          1.00          0.95         0.90          0.85


                                                                                                   Net Assets of Account
                                     Net Assets of Account                                             (in millions)
                                     ---------------------                                      -      -------------
                             First      Next       Next     Over $3                              First     Next     Over
                            $1       $1 billion $1 billion  Billion                               $200     $300     $500
                            ---      ---------- ----------  -------                               ----     ----     ----
                            billion
                            -------
  MidCap Stock Account       0.75%     0.70%      0.65%      0.60%   Short-Term Income Account   0.50%    0.45%     0.40%



                             Net Assets of Account                                     Net Assets of Account
                                 (in millions)                                             (in millions)
                                                                         First   Next    Next $1    Next $1      Over $3
                             First $500  Over $500                        $500    $500    billion    billion     billion
                             ----------  ---------                        ----    ----    -------    -------     -------
  West Coast Equity Account    .625%        .50%      Growth Account     0.68%    0.63%    0.61%      0.56%       0.51%


                                 Net Assets of
                                    Accounts
                              First $2    Over $2
                               billion    billion
  Income Account                  .50%       .45%
  Mortgage Securities Account    .50        .45


                                                                         Overall Fee

LargeCap Stock Index Account                                                .25  %
Principal LifeTime 2010 Account                                             .1225
Principal LifeTime 2020 Account                                             .1225
Principal LifeTime 2030 Account                                              .1225
Principal LifeTime 2040 Account                                              .1225
Principal LifeTime 2050 Account                                              .1225
Principal LifeTime Strategic Income Account                                  .1225


On January 8, 2007, the investment advisory and management fee for Growth Account was revised. From January 1, 2007 through January 8, 2007, the annual rates used in the calculation were .60% of the first $250 million, .55% of the next $250 million, 0.50% of the next $250 million, 0.45% of the next $250 million, and .40% over $1 billion.

The Manager has contractually agreed to limit the expenses (excluding interest the Accounts incur in connection with investments they make) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:


                                                               Class 1            Class 2
                                                             Period from        Period from
                                                           January 8, 2007    January 8, 2007
                                                               through            through
                                                            June 30, 2007      June 30, 2007          Expiration
                                                            -------------      -------------          ----------
Diversified International Account                                 1.04%              1.29%          April 29, 2008
Equity Income Account I                                         0.66                0.91            April 29, 2008
Equity Value Account                                             0.90*              N/A             April 29, 2008
Growth Account                                                  0.80                1.05            April 29, 2008
Income Account                                                  0.55                0.80            April 29, 2008
LargeCap Blend Account                                          0.78                1.03            April 29, 2008
MidCap Stock Account                                            0.80                1.05            April 29, 2008
Money Market                                                    0.72                0.97            April 29, 2008
Mortgage Securities Account                                     0.54                0.79            April 29, 2008
Principal LifeTime 2010 Account                                  0.16*              N/A             April 29, 2008
Principal LifeTime 2020 Account                                  0.13*              N/A             April 29, 2008
Principal LifeTime 2030 Account                                  0.16*              N/A             April 29, 2008
Principal LifeTime 2040 Account                                  0.13*              N/A             April 29, 2008
Principal LifeTime 2050 Account                                  0.12*              N/A             April 29, 2008
Principal LifeTime Strategic Income Account                      0.14*              N/A             April 29, 2008
Real Estate Securities Account                                  0.90                1.15            April 29, 2008
SAM Balanced Portfolio                                          0.28                0.53            April 29, 2008
SAM Conservative Balanced Portfolio                             0.35                0.60            April 29, 2008
SAM Conservative Growth Portfolio                               0.29                0.54            April 29, 2008
SAM Flexible Income Portfolio                                   0.30                0.55            April 29, 2008
SAM Strategic Growth Portfolio                                  0.30                0.55            April 29, 2008
Short-Term Income Account                                       0.61                0.86            April 29, 2008
SmallCap Growth Account                                         1.02                1.27            April 29, 2008
SmallCap Value Account                                          1.01                1.26            April 29, 2008
West Coast Equity Account                                       0.68                0.93            April 29, 2008

*Period from January 1, 2007 through June 30, 2007.



Distribution and Shareholder Servicing Fees. Class 2 shares of the Accounts bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to Class 2 shares of each of the Accounts. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rate for Class 2 shares is .25%.

Prior to the Transaction, Class 2 shares of the Reorganized Funds paid distribution fees to WM Funds Distributor, Inc. Subsequent to the Transaction, each of the Reorganized Funds pays distribution fees to Princor Financial Services Corporation.

Affiliated Ownership. At June 30, 2007, Principal Life Insurance Company (an affiliate of the Manager) and/or one or more separate accounts sponsored by Principal Life Insurance Company owned shares of the Accounts as follows (amounts in thousands):


                                          Class 1      Class 2                                                   Class 1    Class 2
                                          -------      -------                                                   -------    -------
Asset Allocation Account                    7,304        N/A      Money Market Account                           209,658       10
Balanced Account                            6,759        N/A      Principal LifeTime 2010 Account                   2,782     N/A
                                                                                                                   10,275     N/A
Bond Account                            33,288           N/A      Principal LifeTime 2020 Account
Capital Value Account                       7,857        N/A      Principal LifeTime 2030 Account                   1,642     N/A
Diversified International Account            20,472       1       Principal LifeTime 2040 Account                      747    N/A
Equity Growth Account                     15,211         N/A      Principal LifeTime 2050 Account                      499    N/A
Equity Income Account I                     9,902         -       Principal LifeTime Strategic Income Account       1,341     N/A
Equity Value Account                          460        N/A      Real Estate Securities Account                    9,696      -
Government & High Quality Bond Account    27,735         N/A      SAM Balanced Portfolio                                71     -
Growth Account                              7,878         1       SAM Conservative Balanced Portfolio                 104      -
International Emerging Markets Account      6,592        N/A      SAM Conservative Growth Portfolio                     50     -
International SmallCap Account              9,022        N/A      SAM Fixed Income Portfolio                             5     -
LargeCap Blend Account                    18,027          1       SAM Strategic Growth Portfolio                       44      -
LargeCap Stock Index Account              18,363         N/A      Short-Term Bond Account                         13,714      N/A
LargeCap Value Account                    14,683         N/A      SmallCap Account                                 9,807      N/A
MidCap Account                            11,617         N/A      SmallCap Growth Account                          6,256       1
MidCap Growth Account                       6,962        N/A      SmallCap Value Account                          10,055       1
MidCap Value Account                        9,618        N/A      West Coast Equity Account                             3      -



Affiliated Brokerage Commissions. The Accounts did not pay brokerage commissions to any member of the Principal Financial Group during the period ended June 30, 2007. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

                                                                                         Period Ended
                                                                                         June 30, 2007
MidCap Value Account                                                                          $21
SmallCap Growth Account                                                                        41



5.  Investment Transactions

For the period ended June 30, 2007, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):


                                       Purchases         Sales                                               Purchases     Sales
Asset Allocation Account                 $  12,192       $  22,619  Mortgage Securities Account                 $ 10,397  $ 19,519
Balanced Account                        100,767         102,811     Principal LifeTime 2010 Account            30,840       21,044
Bond Account                            778,415         692,702     Principal LifeTime 2020 Account           123,713       77,872
Capital Value Account                   171,071         182,818     Principal LifeTime 2030 Account            21,835       14,055
Diversified International Account       335,027         345,321     Principal LifeTime 2040 Account            10,775        7,307
                                                                                                                8,005
Equity Growth Account                     78,983         93,948     Principal LifeTime 2050 Account                        5,971
                                                                    Principal LifeTime Strategic Income        12,345
Equity Income Account I                 265,167         237,421     Account                                                8,293
Equity Value Account                         952          1,633     Real Estate Securities Account            145,715     181,229
Government & High Quality Bond Account  445,002         456,352     SAM Balanced Portfolio                    177,177     186,201
Growth Account                          316,197         322,509     SAM Conservative Balanced Portfolio        21,124       20,432
Income Account                            10,203         14,659     SAM Conservative Growth Portfolio         132,254     133,639
International Emerging Markets Account  125,048          93,589     SAM Flexible Income Portfolio              25,469       33,377
International SmallCap Account          131,099         127,151     SAM Strategic Growth Portfolio             78,742       66,265
LargeCap Blend Account                  343,265         353,572     Short-Term Bond Account                    42,865       22,897
LargeCap Stock Index Account              15,187         42,981     Short-Term Income Account                    7,146      14,090
LargeCap Value Account                    40,308         24,920     SmallCap Account                           27,887       36,011
MidCap Account                            57,297         71,724     SmallCap Growth Account                    90,995       99,976
MidCap Growth Account                     46,636         48,323     SmallCap Value Account                     76,774       74,602
MidCap Stock Account                       9,489         33,099     West Coast Equity Account                  12,815       39,420
MidCap Value Account                    132,715         127,076


For the period ended June 30, 2007, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Accounts were as follows (amounts shown in thousands):

                                              Purchases            Sales                                       Purchases      Sales
Asset Allocation Account                    $44,782            $33,221      Mortgage Securities Account          $   --    $7,378
Balanced Account                               3,771             6,776      Short-Term Bond Account           6,729         2,760
Bond Account                                 26,620             43,616      Short-Term Income Account         3,000            14
Equity Income Account I                        5,317                 --      West Coast Equity Account            503          467
Government & High Quality Bond Account       27,898            25,904



The Accounts may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the account commits to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the account, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The value of the securities purchased on a TBA or when-issued basis are identified as such in each account's schedule of investments.

Certain of the Accounts have entered into mortgage-dollar-roll transactions, in which the Account sells mortgage-backed securities and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Account forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Accounts treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Accounts' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Foreign Currency Contracts. At June 30, 2007, certain of the Accounts owned forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Accounts as an unrealized gain or loss.


When the contract is closed, the Accounts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Accounts' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Accounts could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of June 30, 2007 are included in the schedules of investments.


6.  Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended June 30, 2007 and December 31, 2006 were as follows (amounts in thousands):


                                                           Ordinary Income       Long-Term Capital Gain    Section 1250 Gains
                                                           ---------------       ----------------------    ------------------
                                                         2007          2006         2007        2006         2007      2006
                                                         ----          ----         ----        ----         ----      ----

Asset Allocation Account                                  $ 2,397         $ 772     $ 3,571      $ 1,355      $   --   $       --

Balanced Account                                            2,870         2,783           --            --          --          --
Bond Account                                               19,521        13,845           --            --          --          --
Capital Value Account                                       4,723        11,315      16,846       15,045          --          --

Diversified International Account                          25,313         3,988      33,892        9,156          --          --
Equity Growth Account                                       1,572             3           --            --          --          --

Equity Income Account I                                     8,643         6,004      23,943       16,130          --          --

Equity Value Account                                            3            95          14           54          --          --
Government & High Quality Bond Account                     14,132        12,738           --            --          --          --
Growth Account                                                773           328           --            --          --          --
Income Account                                             12,390        11,760           --          111          --          --

International Emerging Markets Account                     10,596         1,257       6,044        1,537          --          --

International SmallCap Account                             12,423        10,592      24,506       13,887          --          --
LargeCap Blend Account                                      5,332         2,726       5,571        2,567          --          --

LargeCap Stock Index Account                                3,267         2,507           --            --          --          --
LargeCap Value Account                                      3,398         1,663       7,055        2,458          --          --

MidCap Account                                             11,456         7,415      34,838       48,211          --          --
MidCap Growth Account                                       2,219             --       7,977        1,913          --          --

MidCap Stock Account                                        1,239         2,607       5,936       10,620          --          --
MidCap Value Account                                        6,240         1,222       7,401       11,395          --          --

Money Market Account                                        5,139         7,399           --            --          --          --

Mortgage Securities Account                                13,584        13,375           --            --          --          --

Principal LifeTime 2010 Account                               572             9         227            --          --          --
Principal LifeTime 2020 Account                             1,103             --         504            --          --          --

Principal LifeTime 2030 Account                               174             1          72            --          --          --

Principal LifeTime 2040 Account                                49             1          37            --          --          --

Principal LifeTime 2050 Account                                33             --          22            --          --          --
Principal LifeTime Strategic Income Account                   292            16          71            --          --          --
Real Estate Securities Account                              2,670         3,665      29,070        9,270        806        109
SAM Balanced Portfolio                                     17,471        14,987           --            --          --          --

SAM Conservative Balanced Portfolio                         2,537         2,009         812          186          --          --
SAM Conservative Growth Portfolio                           6,435         6,094           --            --          --          --
SAM Flexible Income Portfolio                               8,332         8,247       2,481           58          --          --
SAM Strategic Growth Portfolio                              2,492         2,047           --            --          --          --
Short-Term Bond Account                                     4,680         2,292           --            --          --          --
Short-Term Income Account                                   2,132         2,211           --            --          --          --
SmallCap Account                                            2,245         2,403       9,291        3,995          --          --
SmallCap Growth Account                                         --             --           --            --          --          --
SmallCap Value Account                                      3,046         1,637      12,541       13,442          --          --
West Coast Equity Account                                   1,190           823       4,881        3,052          --          --



The acquisitions of VT Equity Income Fund, VT Income Fund, VT Mid Cap Stock Fund, VT U.S. Government Securities Fund, VT Balanced Portfolio, VT Flexible Income Portfolio, VT Conservative Balanced Portfolio, VT Conservative Growth Portfolio, VT Strategic Growth Portfolio, VT Short Term Income Fund, and VT West Coast Equity Fund, by corresponding series of Principal Variable Contracts Fund, Inc. constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown include the respective Acquired Fund distributions prior to the reorganizations.


For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of December 31, 2006, the components of distributable earnings on a federal income tax basis were as follows (amounts in thousands):




                                                   Undistributed
                                                                            Undistributed
                                                                          Long-Term Capital      Undistributed
                                                   Ordinary Income            Gains            Section 1250 Gains
Asset Allocation Account                               $ 2,395               $ 3,571                 $   --
Balanced Account                                          2,869                 --                        --
Bond Account                                             19,518                 --                        --
Capital Value Account                                     4,722               16,845                     --
Diversified International Account                        25,311               33,891                     --
Equity Growth Account                                     1,571                 --                        --
Equity Income Account I                                   8,681               23,916                     --
Equity Value Account                                           3                   14                    --
Government & High Quality Bond Account                  14,131                  --                        --
Growth Account                                              773                 --                        --
Income Account                                          12,389                  --                        --
International Emerging Markets Account                  10,594                 6,044                     --
International SmallCap Account                          12,422                24,506                     --
LargeCap Blend Account                                   5,330                 5,570                     --
LargeCap Stock Index Account                             3,265                  --                        --
LargeCap Value Account                                   3,397                  7,055                    --
MidCap Account                                          11,456                34,837                     --
MidCap Growth Account                                    2,218                 7,977                     --
MidCap Stock Account                                     1,262                 5,927                     --
MidCap Value Account                                     6,239                 7,401                     --
Mortgage Securities Account                                  13,582             --                        --
Principal LifeTime 2010 Account                            573                   227                     --
Principal LifeTime 2020 Account                          1,102                   504                     --
Principal LifeTime 2030 Account                             174                    72                    --
Principal LifeTime 2040 Account                              49                    37                    --
Principal LifeTime 2050 Account                             33                     22                    --
Principal LifeTime Strategic Income Account                292                     71                    --
Real Estate Securities Account                          2,670                 29,070                   806
SAM Balanced Portfolio                                      17,470              --                        --
SAM Conservative Balanced Portfolio                     2,535                     811                    --
SAM Conservative Growth Portfolio                       6,427                   --                        --
SAM Flexible Income Portfolio                           8,328                  2,480                     --
SAM Strategic Growth Portfolio                          2,492                   --                        --
Short-Term Bond Account                                 4,679                   --                        --
Short-Term Income Account                               2,131                   --                        --
SmallCap Account                                        2,244                  9,290                     --
SmallCap Value Account                                  3,045                 12,540                     --
West Coast Equity Account                               1,182                  4,877                     --


As of December 31, 2006, Money Market Account and SmallCap Growth Account had no distributable earnings on a federal income tax basis.







6.  Federal Tax Information (Continued)

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of an account. At December 31, 2006, the following Accounts had approximate net capital loss carryforwards as follows (amounts in thousands):

                                                                   Net Capital Loss Carryforwards Expiring In:
                                            2007        2008       2009         2010          2011          2012     2013       2014
                                            ----        ----       ----         ----          ----          ----     ----       ----

Balanced Account                          $   --   $     --     $    --       $ 2,337       $ 2,391     $   --    $   --   $--
Bond Account                                  --      2,183         302         1,073            --         --        574  1,318
Equity Growth Account                         --         --       1,550        34,346        11,288         --         --     --
Government & High Quality Bond Account        --         --          --           171         3,059         --      1,136  1,853
Growth Account                                --     21,289      37,621        62,757        13,568         --      1,468     --
LargeCap Blend Account                        --         --       1,851         9,117            --         --         --     --
LargeCap Stock Index Account                  --         --         111         3,977            --         --         --     --
Mortgage Securities Account                   --         17          --            --         1,673      1,119        782  1,308
SAM Balanced Portfolio                        --         --          --            --            --      1,870         --     --
SAM Conservative Growth Portfolio             --         --          --            --           809      8,756      6,832     --
SAM Strategic Growth Portfolio                --         --          --            --            --      4,215        116     --
Short-Term Bond Account                       --         --          --            --             1        166        573    445
Short-Term Income Account                   115          76          35            --           112         85         --     42
SmallCap Growth Account                       --         --      11,284        34,811            --      7,505         --     --



Post-October Losses. Post-October losses are certain capital and foreign currency losses which occur during the portion of a regulated investment company's taxable year subsequent to October 31. These losses must be deferred until the next taxable year. At December 31, 2006, the Accounts had approximate post-October losses as follows (amounts in thousands):

Asset Allocation Account                                           $ 71
Bond Account                                                        150
Income Account                                                      179
International Emerging Markets                                       19
LargeCap Stock Index Account                                         35
Mortgage Securities Account                                         208
SAM Balanced Portfolio                                              303
Short-Term Bond Account                                              15


Schedule of Investments

June 30, 2007 (unaudited)
Asset Allocation Account

                                                                         Shares Held                       Value (000's)
COMMON STOCKS (61.98%)
Advertising Agencies (0.09%)
Interpublic Group of Cos Inc (a)                                          1,714           $                     20
Omnicom Group Inc                                                         1,350                                 71
                                                                                                         ----------------------
                                                                                                                91
                                                                                                         ----------------------
Aerospace & Defense (0.91%)
BAE Systems PLC                                                          14,977                                122
Boeing Co                                                                 3,300                                317
General Dynamics Corp                                                     1,500                                117
Lockheed Martin Corp                                                      1,500                                141
Northrop Grumman Corp                                                     1,400                                109
Raytheon Co                                                               1,900                                103
Rockwell Collins Inc                                                        400                                 28
                                                                                                          ----------------------
                                                                                                               937
                                                                                                          ----------------------
Aerospace & Defense Equipment (0.28%)
United Technologies Corp                                                  4,000                                284


Agricultural Chemicals (0.08%)
Monsanto Co                                                               1,200                                 81


Agricultural Operations (0.08%)
Archer-Daniels-Midland Co                                                 2,500                                 83


Airlines (0.05%)
Southwest Airlines Co                                                     3,200                                 48


Apparel Manufacturers (0.14%)
Coach Inc (a)                                                             1,200                                 57
Hanesbrands Inc (a)                                                         475                                 13
Jones Apparel Group Inc                                                     500                                 14
Liz Claiborne Inc                                                           500                                 18
VF Corp                                                                     500                                 46
                                                                                                           ----------------------
                                                                                                               148
                                                                                                           ----------------------
Appliances (0.03%)
Whirlpool Corp                                                             300                                 33
                                                                                                           ----------------------

Applications Software (0.91%)
Citrix Systems Inc (a)                                                      800                                 27
Intuit Inc (a)                                                            1,600                                 48
Microsoft Corp                                                           29,300                                864
                                                                                                           ----------------------
                                                                                                               939
                                                                                                           ----------------------
Athletic Footwear (0.07%)
Nike Inc                                                                  1,300                                 76
                                                                                                           ----------------------

Auto - Car & Light Trucks (0.17%)
DaimlerChrysler AG                                                          910                                 84
Peugeot SA                                                                  118                                  9
Renault SA                                                                  153                                 25
Volkswagen AG                                                               363                                 58
                                                                                                           ----------------------
                                                                                                               176
                                                                                                           ----------------------

Auto - Medium & Heavy Duty Trucks (0.12%)
Paccar Inc                                                                1,375                                120
                                                                                                           ----------------------

Beverages - Non-Alcoholic (0.93%)
Coca-Cola Co/The                                                          8,725                                456
Coca-Cola Enterprises Inc                                                 2,200                                 53
Pepsi Bottling Group Inc                                                  1,300                                 44
PepsiCo Inc                                                               6,170                                400
                                                                                                           ----------------------
                                                                                                               953
                                                                                                           ----------------------
Beverages - Wine & Spirits (0.24%)
Brown-Forman Corp                                                           700                                 51
Diageo PLC                                                                9,496                                198
                                                                                                           ----------------------
                                                                                                               249
                                                                                                           ----------------------
Brewery (0.14%)
Anheuser-Busch Cos Inc                                                    2,800                                146
                                                                                                           ----------------------

Broadcasting Services & Programming (0.07%)
Clear Channel Communications Inc                                          1,951                                 74
                                                                                                           ----------------------

Building - Heavy Construction (0.12%)
Vinci SA                                                                  1,652                                124
                                                                                                           ----------------------

Building - Residential & Commercial (0.05%)
Centex Corp                                                                 500                                 20
KB Home                                                                     400                                 16
Pulte Homes Inc                                                             900                                 20
                                                                                                           ----------------------
                                                                                                                56
                                                                                                           ----------------------
Building & Construction - Miscellaneous (0.06%)
Bouygues SA                                                                 689                                 58
                                                                                                           ----------------------

Building & Construction Products - Miscellaneous (0.22%)
Cie de Saint-Gobain                                                       2,038                                230
                                                                                                           ----------------------

Building Products - Air & Heating (0.07%)
American Standard Cos Inc                                                 1,200                                 71
                                                                                                           ----------------------

Building Products - Wood (0.10%)
Masco Corp                                                                3,600                                102
                                                                                                           ----------------------

Cable TV (0.28%)
Comcast Corp (a)                                                         10,178                                286
                                                                                                           ----------------------

Casino Hotels (0.11%)
Harrah's Entertainment Inc                                                1,300                                111
                                                                                                           ----------------------

Casino Services (0.07%)
International Game Technology                                             1,906                                 76
                                                                                                           ----------------------

Cellular Telecommunications (1.32%)
Alltel Corp                                                                 700                                 47
Mobile Telesystems OJSC ADR (a)                                           8,000                                485
Turkcell Iletisim Hizmetleri AS                                          33,483                                226
Vimpel-Communications ADR                                                 5,200                                548
Vodafone Group PLC                                                       16,402                                 55
                                                                                                           ----------------------
                                                                                                             1,361
                                                                                                           ----------------------
Chemicals - Diversified (0.26%)
Arkema (a)                                                                  136                                  9
Chemicals - Diversified
Dow Chemical Co/The                                                       2,000                                 88
EI Du Pont de Nemours & Co                                                2,200                                112
PPG Industries Inc                                                          400                                 31
Rohm & Haas Co                                                              500                                 27
                                                                                                           ----------------------
                                                                                                               267
                                                                                                           ----------------------
Chemicals - Specialty (0.05%)
Eastman Chemical Co                                                         200                                 13
Ecolab Inc                                                                  800                                 34
Sigma-Aldrich Corp                                                          200                                  9
Tronox Inc                                                                   80                                  1
                                                                                                           ----------------------
                                                                            57
                                                                                                           ----------------------
Commercial Banks (1.27%)
Akbank TAS                                                               32,755                                182
Bank Pekao SA                                                             2,063                                191
BB&T Corp                                                                   300                                 12
Deutsche Bank AG                                                            624                                 91
Komercni Banka AS                                                           858                                160
Marshall & Ilsley Corp                                                      200                                  9
Powszechna Kasa Oszczednosci Bank Polaki SA                              10,890                                215
Regions Financial Corp                                                      641                                 21
Synovus Financial Corp                                                      300                                  9
Turkiye Garanti Bankasi AS                                               44,691                                250
Turkiye Is Bankasi                                                       36,058                                169
                                                                                                           ----------------------
                                                                                                             1,309
                                                                                                           ----------------------
Commercial Services (0.01%)
Live Nation Inc (a)                                                         281                                  6
                                                                                                           ----------------------

Commercial Services - Finance (0.18%)
Equifax Inc                                                                 400                                 18
H&R Block Inc                                                             1,300                                 30
Moody's Corp                                                              1,300                                 81
Western Union Co/The                                                      2,847                                 59
                                                                                                           ----------------------
                                                                                                               188
                                                                                                           ----------------------
Computer Aided Design (0.05%)
Autodesk Inc (a)                                                          1,000                                 47
                                                                                                           ----------------------

Computer Services (0.13%)
Affiliated Computer Services Inc (a)                                        500                                 29
Computer Sciences Corp (a)                                                  800                                 47
Electronic Data Systems Corp                                              2,200                                 61
                                                                                                           ----------------------
                                                                                                               137
                                                                                                           ----------------------
Computers (1.43%)
Apple Inc (a)                                                             2,100                                256
Dell Inc (a)                                                              7,300                                208
Hewlett-Packard Co                                                        8,900                                397
International Business Machines Corp                                      5,100                                537
Sun Microsystems Inc (a)                                                 14,800                                 78
                                                                                                           ----------------------
                                                                                                             1,476
                                                                                                           ----------------------
Computers - Memory Devices (0.17%)
EMC Corp/Massachusetts (a)                                                7,800                                141
Network Appliance Inc (a)                                                 1,200                                 35
                                                                                                           ----------------------
                                                                                                               176
                                                                                                           ----------------------
Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (a)                                               500                                 24

Computers - Peripheral Equipment
Logitech International SA (a)                                               550                                 15
                                                                                                           ----------------------
                                                                                                                39
                                                                                                           ----------------------
Consumer Products - Miscellaneous (0.20%)
Clorox Co                                                                   800                                 50
Fortune Brands Inc                                                          500                                 41
Kimberly-Clark Corp                                                       1,700                                114
                                                                                                           ----------------------
                                                                                                               205
                                                                                                           ----------------------
Containers - Metal & Glass (0.02%)
Ball Corp                                                                   300                                 16
                                                                                                           ----------------------

Containers - Paper & Plastic (0.01%)
Sealed Air Corp                                                             200                                  6
                                                                                                           ----------------------

Cosmetics & Toiletries (0.83%)
Avon Products Inc                                                         1,700                                 63
Colgate-Palmolive Co                                                      1,650                                107
L'Oreal SA                                                                  399                                 47
Procter & Gamble Co                                                      10,515                                643
                                                                                                           ----------------------
                                                                                                               860
                                                                                                           ----------------------
Cruise Lines (0.19%)
Carnival Corp                                                             3,983                                194
                                                                                                           ----------------------

Data Processing & Management (0.30%)
Automatic Data Processing Inc                                             2,200                                107
Broadridge Financial Solutions Inc                                          575                                 11
First Data Corp                                                           2,847                                 93
Fiserv Inc (a)                                                              800                                 45
Paychex Inc                                                               1,300                                 51
                                                                                                             --------------------
                                                                                                               307
                                                                                                           ----------------------
Disposable Medical Products (0.06%)
CR Bard Inc                                                                 800                                 66
                                                                                                           ----------------------

Distribution & Wholesale (0.12%)
Wolseley PLC                                                              3,866                                 93
WW Grainger Inc                                                             300                                 28
                                                                                                           ----------------------
                                                                                                               121
                                                                                                           ----------------------
Diversified Manufacturing Operations (3.25%)
3M Co                                                                     2,900                                252
Cooper Industries Ltd                                                       600                                 34
Danaher Corp                                                              1,200                                 91
Dover Corp                                                                1,300                                 67
Eaton Corp                                                                  800                                 74
General Electric Co                                                      39,400                              1,508
Honeywell International Inc                                               3,800                                214
Illinois Tool Works Inc                                                   2,500                                136
Ingersoll-Rand Co Ltd                                                     1,700                                 93
ITT Corp                                                                    800                                 55
Leggett & Platt Inc                                                         700                                 15
Parker Hannifin Corp                                                        700                                 69
Siemens AG                                                                2,949                                423
Textron Inc                                                                 600                                 66
Tyco International Ltd                                                    7,500                                253
                                                                                                           ----------------------
                                                                                                             3,350
                                                                                                           ----------------------
Diversified Minerals (0.18%)
Anglo American PLC                                                        1,547                                 91

Diversified Minerals
BHP Billiton PLC                                                          3,217                                 90
                                                                                                           ----------------------
                                                                                                               181
                                                                                                           ----------------------
Diversified Operations (0.20%)
LVMH Moet Hennessy Louis Vuitton SA                                       1,817                                210
                                                                                                           ----------------------

Drug Delivery Systems (0.02%)
Hospira Inc (a)                                                             580                                 23
                                                                                                           ----------------------

E-Commerce - Services (0.13%)
eBay Inc (a)                                                              4,056                                131
                                                                                                           ----------------------

Electric - Generation (0.21%)
AES Corp/The (a)                                                          1,200                                 26
CEZ                                                                       3,685                                190
                                                                                                            ----------------------
                                                                                                               216
                                                                                                            ---------------------
Electric - Integrated (1.55%)
Ameren Corp                                                                 700                                 34
American Electric Power Co Inc                                              400                                 18
Consolidated Edison Inc                                                     400                                 18
Constellation Energy Group Inc                                              400                                 35
Dominion Resources Inc/VA                                                   900                                 78
DTE Energy Co                                                               400                                 19
Duke Energy Corp                                                          2,924                                 54
E.ON AG                                                                   2,391                                400
Edison International                                                        900                                 51
Entergy Corp                                                                400                                 43
Exelon Corp                                                               1,700                                123
FirstEnergy Corp                                                            300                                 19
FPL Group Inc                                                             1,100                                 62
Iberdrola SA                                                              1,877                                106
PG&E Corp                                                                 1,100                                 50
PPL Corp                                                                    800                                 37
Progress Energy Inc                                                         400                                 18
Public Service Enterprise Group Inc                                         700                                 62
RWE AG                                                                    1,595                                170
Southern Co                                                               2,000                                 69
TXU Corp                                                                  1,700                                114
Xcel Energy Inc                                                             800                                 16
                                                                                                           ----------------------
                                                                                                             1,596
                                                                                                           ----------------------
Electric Products - Miscellaneous (0.18%)
Emerson Electric Co                                                       3,500                                164
Molex Inc                                                                   700                                 21
                                                                                                           ----------------------
                                                                                                               185
                                                                                                           ----------------------
Electronic Components - Miscellaneous (0.29%)
Jabil Circuit Inc                                                           800                                 17
Koninklijke Philips Electronics NV                                        6,128                                262
Sanmina-SCI Corp (a)                                                      1,900                                  6
Solectron Corp (a)                                                        3,800                                 14
                                                                                                          ----------------------
                                                                                                               299
                                                                                                           ----------------------
Electronic Components - Semiconductors (1.26%)
Advanced Micro Devices Inc (a)                                            1,500                                 21
Altera Corp                                                               2,200                                 49
ARM Holdings PLC                                                         17,264                                 51
Broadcom Corp (a)                                                         1,400                                 41
Infineon Technologies AG (a)                                              9,422                                156
Intel Corp                                                               16,900                                402

Electronic Components - Semiconductors
Micron Technology Inc (a)                                                 2,800                                 35
Micronas Semiconductor Holding AG (a)                                       500                                 10
National Semiconductor Corp                                               1,500                                 42
Nvidia Corp (a)                                                           1,900                                 78
OC Oerlikon Corp AG                                                          82                                 44
QLogic Corp (a)                                                             400                                  7
STMicroelectronics NV                                                     8,496                                165
Texas Instruments Inc                                                     4,400                                166
Xilinx Inc                                                                1,200                                 32
                                                                                                           ----------------------
                                                                                                             1,299
                                                                                                           ----------------------
Electronic Forms (0.09%)
Adobe Systems Inc (a)                                                     2,300                                 92
                                                                                                           ----------------------

Electronic Measurement Instruments (0.06%)
Agilent Technologies Inc (a)                                              1,500                                 58
                                                                                                           ----------------------

Electronic Parts Distribution (0.00%)
Electrocomponents PLC                                                       980                                  5
                                                                                                           ----------------------

Emerging Market - Equity (2.64%)
iShares MSCI Emerging Markets Index Fund                                 20,700                              2,719
                                                                                                          ----------------------

Engineering - Research & Development Services (0.13%)
ABB Ltd                                                                   5,738                                131
                                                                                                          ----------------------

Enterprise Software & Services (0.64%)
CA Inc                                                                    2,100                                 54
Oracle Corp (a)                                                          12,671                                250
SAP AG                                                                    6,944                                356
                                                                                                          ----------------------
                                                                                                               660
                                                                                                          ----------------------
Entertainment Software (0.05%)
Electronic Arts Inc (a)                                                   1,200                                 57
                                                                                                          ----------------------

Fiduciary Banks (0.30%)
Bank of New York Co Inc/The                                               3,100                                128
Mellon Financial Corp                                                     2,000                                 88
State Street Corp                                                         1,400                                 96
                                                                                                          ----------------------
                                                                                                               312
                                                                                                          ----------------------
Finance - Consumer Loans (0.08%)
SLM Corp                                                                  1,500                                 86
                                                                                                          ----------------------

Finance - Credit Card (0.27%)
American Express Co                                                       4,500                                275
                                                                                                          ----------------------

Finance - Investment Banker & Broker (2.51%)
Bear Stearns Cos Inc/The                                                    500                                 70
Charles Schwab Corp/The                                                   4,100                                 84
Citigroup Inc                                                            16,516                                847
Credit Suisse Group                                                       1,983                                142
Goldman Sachs Group Inc/The                                               1,575                                341
JPMorgan Chase & Co                                                      11,828                                573
Lehman Brothers Holdings Inc                                              1,900                                142
Merrill Lynch & Co Inc                                                    3,000                                251
Piper Jaffray Cos (a)                                                        73                                  4
UBS AG                                                                    2,181                                131
                                                                                                          ----------------------
                                                                                                             2,585
                                                                                                          ----------------------

Finance - Mortgage Loan/Banker (0.06%)
Countrywide Financial Corp                                                  400                                 15
Fannie Mae                                                                  400                                 26
Freddie Mac                                                                 400                                 24
                                                                                                          ----------------------
                                                                                                                65
                                                                                                          ----------------------
Finance - Other Services (0.28%)
Man Group Plc                                                            23,344                                285
                                                                                                          ----------------------

Financial Guarantee Insurance (0.10%)
AMBAC Financial Group Inc                                                   400                                 35
MBIA Inc                                                                  1,000                                 62
MGIC Investment Corp                                                        100                                  6
                                                                                                          ----------------------
                                                                                                               103
                                                                                                          ----------------------
Food - Confectionery (0.12%)
Hershey Co/The                                                            1,100                                 56
WM Wrigley Jr Co                                                          1,150                                 63
                                                                                                          ----------------------
                                                                                                               119
                                                                                                          ----------------------
Food - Miscellaneous/Diversified (1.09%)
Cadbury Schweppes PLC                                                     3,053                                 42
Campbell Soup Co                                                          2,000                                 78
ConAgra Foods Inc                                                         2,300                                 62
General Mills Inc                                                         1,300                                 76
HJ Heinz Co                                                               1,500                                 71
Kellogg Co                                                                1,600                                 83
Kraft Foods Inc                                                           4,890                                172
Nestle SA                                                                   944                                360
Sara Lee Corp                                                             3,800                                 66
Unilever NV                                                               3,743                                117
                                                                                                          ----------------------
                                                                                                             1,127
                                                                                                          ----------------------
Food - Retail (0.35%)
Carrefour SA                                                                754                                 53
Koninklijke Ahold NV (a)                                                    835                                 11
Kroger Co/The                                                             3,700                                104
Metro AG                                                                    136                                 11
Safeway Inc                                                                 900                                 31
Tesco PLC                                                                17,630                                148
                                                                                                          ----------------------
                                                                                                               358
                                                                                                          ----------------------
Food - Wholesale & Distribution (0.05%)
SUPERVALU Inc                                                               145                                  7
SYSCO Corp                                                                1,300                                 43
                                                                                                          ----------------------
                                                                                                                50
                                                                                                          ----------------------
Forestry (0.04%)
Weyerhaeuser Co                                                             500                                 39
                                                                                                          ----------------------

Gambling (Non-Hotel) (0.01%)
Ladbrokes PLC                                                             1,051                                  9
                                                                                                           ----------------------

Gas - Distribution (0.05%)
KeySpan Corp                                                                400                                 17
NiSource Inc                                                                400                                  8
Sempra Energy                                                               400                                 24
                                                                                                           ----------------------
                                                                                                                49
                                                                                                           ----------------------
Gold Mining (0.03%)
Newmont Mining Corp                                                         900                                 35
                                                                                                           ----------------------


Health Care Cost Containment (0.08%)
McKesson Corp                                                             1,400                                 84
                                                                                                           ----------------------

Home Decoration Products (0.03%)
Newell Rubbermaid Inc                                                       900                                 26
                                                                                                           ----------------------

Hotels & Motels (0.46%)
Accor SA                                                                  1,193                                106
Hilton Hotels Corp                                                        2,100                                 70
Intercontinental Hotels Group PLC                                           857                                 21
Marriott International Inc/DE                                             3,264                                141
Starwood Hotels & Resorts Worldwide Inc                                   1,678                                113
Wyndham Worldwide Corp                                                      620                                 23
                                                                                                           ----------------------
                                                                                                               474
                                                                                                           ----------------------
Human Resources (0.03%)
Monster Worldwide Inc (a)                                                   300                                 13
Robert Half International Inc                                               500                                 18
                                                                                                           ----------------------
                                                                                                                31
                                                                                                           ----------------------
Industrial Automation & Robots (0.03%)
Rockwell Automation Inc/DE                                                  400                                 28
                                                                                                           ----------------------

Industrial Gases (0.09%)
Air Products & Chemicals Inc                                                400                                 32
Praxair Inc                                                                 800                                 58
                                                                                                           ----------------------
                                                                                                                90
                                                                                                           ----------------------
Instruments - Scientific (0.08%)
Applera Corp - Applied Biosystems Group                                     700                                 21
Thermo Fisher Scientific Inc (a)                                            700                                 36
Waters Corp (a)                                                             400                                 24
                                                                                                           ----------------------
                                                                                                                81
                                                                                                          ----------------------
Insurance Brokers (0.13%)
AON Corp                                                                  1,100                                 47
Marsh & McLennan Cos Inc                                                  2,700                                 83
                                                                                                          ----------------------
                                                                                                               130
                                                                                                          ----------------------
Internet Security (0.11%)
Symantec Corp (a)                                                         3,848                                 78
VeriSign Inc (a)                                                          1,100                                 35
                                                                                                          ----------------------
                                                                                                               113
                                                                                                          ----------------------
Investment Management & Advisory Services (0.20%)
Ameriprise Financial Inc                                                    880                                 56
Franklin Resources Inc                                                      800                                106
Legg Mason Inc                                                              500                                 49
                                                                                                          ----------------------
                                                                                                               211
                                                                                                          ----------------------
Leisure & Recreation Products (0.01%)
Brunswick Corp/DE                                                           400                                 13
                                                                                                          ----------------------

Life & Health Insurance (0.87%)
Aflac Inc                                                                 2,100                                108
Aviva PLC                                                                12,093                                181
Cigna Corp                                                                2,400                                125
Lincoln National Corp                                                     1,289                                 91
Prudential Financial Inc                                                  1,900                                185
Prudential PLC                                                           14,378                                206
Unum Group                                                                  100                                  3
                                                                                                          ----------------------
                                                                                                               899
                                                                                                          ----------------------

Linen Supply & Related Items (0.01%)
Cintas Corp                                                                 400                                 16
                                                                                                          ----------------------

Machinery - Construction & Mining (0.22%)
Caterpillar Inc                                                           2,900                                227
                                                                                                          ----------------------

Machinery - Farm (0.12%)
Deere & Co                                                                1,000                                121
                                                                                                          ----------------------

Medical - Biomedical/Gene (0.48%)
Amgen Inc (a)                                                             6,100                                337
Biogen Idec Inc (a)                                                       1,805                                 97
Genzyme Corp (a)                                                            800                                 52
Millipore Corp (a)                                                          100                                  7
                                                                                                          ----------------------
                                                                                                               493
                                                                                                          ----------------------
Medical - Drugs (3.41%)
Abbott Laboratories                                                       6,900                                370
Allergan Inc                                                              1,200                                 69
AstraZeneca PLC                                                           1,617                                 87
Bristol-Myers Squibb Co                                                   9,400                                297
Eli Lilly & Co                                                            4,900                                274
Forest Laboratories Inc (a)                                               1,500                                 69
GlaxoSmithKline PLC                                                       6,648                                174
Merck & Co Inc                                                            8,100                                403
Novartis AG                                                               2,906                                164
Novo Nordisk A/S                                                            617                                 67
Pfizer Inc                                                               28,400                                726
Roche Holding AG                                                            819                                146
Sanofi-Aventis                                                            1,207                                 98
Schering-Plough Corp                                                      7,800                                237
Wyeth                                                                     5,700                                327
                                                                                                          ----------------------
                                                                                                             3,508
                                                                                                          ----------------------
Medical - HMO (0.72%)
Aetna Inc                                                                 3,100                                153
Humana Inc (a)                                                              900                                 55
UnitedHealth Group Inc                                                    6,600                                337
WellPoint Inc (a)                                                         2,400                                192
                                                                                                          ----------------------
                                                                                                               737
                                                                                                          ----------------------
Medical - Hospitals (0.04%)
Health Management Associates Inc                                          2,100                                 24
Tenet Healthcare Corp (a)                                                 2,600                                 17
                                                                                                          ----------------------
                                                                                                                41
                                                                                                          ----------------------
Medical - Nursing Homes (0.02%)
Manor Care Inc                                                              300                                 20
                                                                                                          ----------------------

Medical - Wholesale Drug Distribution (0.26%)
AmerisourceBergen Corp                                                    2,200                                109
Cardinal Health Inc                                                       2,200                                155
                                                                                                          ----------------------
                                                                                                               264
                                                                                                          ----------------------
Medical Information Systems (0.06%)
IMS Health Inc                                                            1,800                                 58
                                                                                                          ----------------------

Medical Instruments (0.47%)
Boston Scientific Corp (a)                                                3,191                                 49
Medtronic Inc                                                             6,017                                312
St Jude Medical Inc (a)                                                   3,050                                127
                                                                                                          ----------------------
                                                                                                               488
                                                                                                          ----------------------

                                                                                                          ----------------------
Medical Laboratory & Testing Service (0.05%)
Quest Diagnostics Inc                                                     1,100                                 57
                                                                                                           ----------------------

Medical Products (1.34%)
Baxter International Inc                                                  3,100                                175
Becton Dickinson & Co                                                     1,200                                 89
Biomet Inc                                                                1,400                                 64
Johnson & Johnson                                                        12,100                                745
Nobel Biocare Holding AG                                                    115                                 38
Smith & Nephew PLC                                                        2,636                                 33
Stryker Corp                                                              2,100                                132
Zimmer Holdings Inc (a)                                                   1,200                                102
                                                                                                          ----------------------
                                                                                                             1,378
                                                                                                          ----------------------
Metal - Aluminum (0.07%)
Alcoa Inc                                                                 1,800                                 73
                                                                                                          ----------------------

Metal - Diversified (0.14%)
Freeport-McMoRan Copper & Gold Inc                                          501                                 42
Rio Tinto PLC                                                             1,346                                103
                                                                                                           ----------------------
                                                                                                               145
                                                                                                          ----------------------
Multi-Line Insurance (2.63%)
ACE Ltd                                                                   1,100                                 69
Allianz SE                                                                1,427                                333
Allstate Corp/The                                                         3,000                                184
American International Group Inc                                          9,375                                657
Assicurazioni Generali SpA                                                8,164                                329
AXA SA                                                                    7,988                                346
Cincinnati Financial Corp                                                   315                                 14
Hartford Financial Services Group Inc                                     1,700                                167
Loews Corp                                                                1,800                                 92
MetLife Inc                                                               3,200                                206
XL Capital Ltd                                                              600                                 51
Zurich Financial Services AG                                                845                                262
                                                                                                          ----------------------
                                                                                                             2,710
                                                                                                          ----------------------
Multimedia (0.68%)
McGraw-Hill Cos Inc/The                                                   1,082                                 74
Time Warner Inc                                                          14,024                                295
Viacom Inc (a)                                                            2,482                                103
Walt Disney Co/The                                                        6,838                                234
                                                                                                          ----------------------
                                                                                                               706
                                                                                                          ----------------------
Networking Products (0.53%)
Cisco Systems Inc (a)                                                    19,500                                543
                                                                                                          ----------------------

Non-Hazardous Waste Disposal (0.06%)
Waste Management Inc                                                      1,700                                 66
                                                                                                           ----------------------

Office Automation & Equipment (0.11%)
Neopost SA                                                                  113                                 17
OCE NV                                                                      281                                  5
Pitney Bowes Inc                                                            700                                 33
Xerox Corp (a)                                                            3,000                                 55
                                                                                                           ----------------------
                                                                                                               110
                                                                                                           ----------------------
Office Supplies & Forms (0.02%)
ACCO Brands Corp (a)                                                        141                                  3
Avery Dennison Corp                                                         300                                 20
                                                                                                           ----------------------
                                                                                                                23
                                                                                                           ----------------------

Oil - Field Services (0.57%)
Baker Hughes Inc                                                          1,400                                118
BJ Services Co                                                            1,200                                 34
Halliburton Co                                                            3,400                                117
Schlumberger Ltd                                                          3,800                                323
                                                                                                          ----------------------
                                                                                                               592
                                                                                                          ----------------------
Oil - US Royalty Trusts (0.00%)
Hugoton Royalty Trust                                                        53                                  1
                                                                                                          ----------------------

Oil & Gas Drilling (0.17%)
Nabors Industries Ltd (a)                                                 1,000                                 33
Transocean Inc (a)                                                        1,300                                138
                                                                                                          ----------------------
                                                                                                               171
                                                                                                          ----------------------
Oil Company - Exploration & Production (0.83%)
Anadarko Petroleum Corp                                                   1,700                                 88
Apache Corp                                                               1,200                                 98
Devon Energy Corp                                                         1,600                                125
EOG Resources Inc                                                           800                                 59
Oao Gazprom (a)                                                           6,714                                281
Occidental Petroleum Corp                                                 2,600                                151
XTO Energy Inc                                                              900                                 54
                                                                                                          ----------------------
                                                                                                               856
                                                                                                          ----------------------
Oil Company - Integrated (4.34%)
BP PLC                                                                   31,445                                381
Chevron Corp                                                              7,730                                651
ConocoPhillips                                                            5,498                                432
Exxon Mobil Corp                                                         21,100                              1,770
Hess Corp                                                                   900                                 53
LUKOIL ADR                                                                3,196                                242
Marathon Oil Corp                                                         2,400                                144
Royal Dutch Shell PLC - A Shares                                          5,765                                235
Royal Dutch Shell PLC - B Shares                                          3,569                                149
Total SA                                                                  5,046                                412
                                                                                                         ----------------------
                                                                                                             4,469
                                                                                                        ----------------------
Oil Refining & Marketing (0.33%)
Tupras Turkiye Petrol Rafinerileri AS                                     8,977                                215
Valero Energy Corp                                                        1,700                                126
                                                                                                        ----------------------
                                                                                                               341
                                                                                                         ----------------------
Optical Supplies (0.07%)
Bausch & Lomb Inc                                                           200                                 14
Cie Generale d'Optique Essilor International SA                             527                                 63
                                                                                                         ----------------------
                                                                                                                77
                                                                                                         ----------------------
Paper & Related Products (0.08%)
International Paper Co                                                    1,000                                 39
MeadWestvaco Corp                                                           600                                 21
Temple-Inland Inc                                                           300                                 19
                                                                                                         ----------------------
                                                                                                                79
                                                                                                         ----------------------
Pharmacy Services (0.19%)
Express Scripts Inc (a)                                                   2,000                                100
Medco Health Solutions Inc (a)                                            1,250                                 98
                                                                                                         ----------------------
                                                                                                               198
                                                                                                         ----------------------
Photo Equipment & Supplies (0.03%)
Eastman Kodak Co                                                          1,000                                 28
                                                                                                         ----------------------

Pipelines (0.10%)
Spectra Energy Corp                                                       1,662                                 43

Pipelines
Williams Cos Inc                                                          2,000                                 63
                                                                                                         ----------------------
                                                                                                               106
                                                                                                         ----------------------
Power Converter & Supply Equipment (0.21%)
Schneider Electric SA                                                     1,504                                212
                                                                                                         ----------------------

Printing - Commercial (0.03%)
RR Donnelley & Sons Co                                                      600                                 26
                                                                                                         ----------------------

Private Corrections (0.00%)
Corrections Corp of America (a)                                              10                                  1
                                                                                                     ----------------------

Property & Casualty Insurance (0.26%)
Chubb Corp                                                                 1,200                                 65
Progressive Corp/The                                                       3,900                                 93
Travelers Cos Inc/The                                                      2,045                                110
                                                                                              ----------------------
                                                                                                                268
                                                                                              ----------------------
Publicly Traded Investment Fund (3.17%)
iShares MSCI Mexico Index Fund                                            33,100                              2,044
Midcap SPDR Trust Series 1                                                    37                                  6
Streettracks Gold Trust (a)                                               18,900                              1,215
                                                                                              ----------------------
                                                                                                              3,265
                                                                                              ----------------------
Publishing - Newspapers (0.11%)
Gannett Co Inc                                                               960                                 53
New York Times Co/The                                                        802                                 20
Tribune Co                                                                 1,332                                 39
                                                                                              ----------------------
                                                                                                                112
                                                                                              ----------------------
Publishing - Periodicals (0.01%)
Idearc Inc                                                                   325                                 11
                                                                                              ----------------------

Quarrying (0.03%)
Vulcan Materials Co                                                            300                                 34
                                                                                                ----------------------

Radio (0.00%)
Citadel Broadcasting Corp                                                      525                                  3
Cumulus Media Inc (a)                                                            9                                  -
                                                                                                ----------------------
                                                                                                                    3
                                                                                                ----------------------
Regional Banks (1.06%)
Bank of America Corp                                                        15,691                                767
Capital One Financial Corp                                                   1,300                                102
Comerica Inc                                                                   100                                  6
Fifth Third Bancorp                                                            400                                 16
Keycorp                                                                        100                                  4
National City Corp                                                             400                                 13
PNC Financial Services Group Inc                                               200                                 14
SunTrust Banks Inc                                                             200                                 17
US Bancorp                                                                   1,000                                 33
Wachovia Corp                                                                1,099                                 56
Wells Fargo & Co                                                             1,700                                 60
                                                                                                ----------------------
                                                                                                                1,088
                                                                                                ----------------------
Reinsurance (0.03%)
Muenchener Rueckversicherungs Gesellschaft AG                                  196                                 36
                                                                                                ----------------------

REITS - Apartments (0.09%)
Equity Residential                                                           2,000                                 91
                                                                                                ----------------------


REITS - Diversified (0.18%)
Land Securities Group PLC                                                    3,434                                120
Plum Creek Timber Co Inc                                                     1,600                                 67
                                                                                                ----------------------
                                                                                                                  187
                                                                                                ----------------------
REITS - Hotels (0.04%)
Host Hotels & Resorts Inc                                                    1,710                                 40
                                                                                                ----------------------

REITS - Warehouse & Industrial (0.09%)
Prologis                                                                     1,600                                 91
                                                                                                ----------------------

Rental - Auto & Equipment (0.01%)
Avis Budget Group Inc (a)                                                      310                                  9
                                                                                                ----------------------

Retail - Apparel & Shoe (0.04%)
Gap Inc/The                                                                    944                                 18
Ltd Brands Inc                                                                 728                                 20
                                                                                                ----------------------
                                                                                                                   38
                                                                                                ----------------------
Retail - Auto Parts (0.01%)
Autozone Inc (a)                                                               105                                 14
                                                                                                ----------------------

Retail - Bedding (0.01%)
Bed Bath & Beyond Inc (a)                                                      298                                 11
                                                                                                ----------------------

Retail - Building Products (0.12%)
Home Depot Inc                                                               1,893                                 74
Lowe's Cos Inc                                                               1,498                                 46
                                                                                                ----------------------
                                                                                                                  120
                                                                                                ----------------------
Retail - Consumer Electronics (0.02%)
Best Buy Co Inc                                                                553                                 26
                                                                                                ----------------------

Retail - Discount (0.71%)
Costco Wholesale Corp                                                        1,375                                 81
Dollar General Corp                                                            680                                 15
Family Dollar Stores Inc                                                       359                                 12
Target Corp                                                                    849                                 54
TJX Cos Inc                                                                    596                                 16
Wal-Mart Stores Inc                                                         11,600                                558
                                                                                                ----------------------
                                                                                                                  736
                                                                                                ----------------------
Retail - Drug Store (0.15%)
CVS Caremark Corp                                                            1,500                                 55
Walgreen Co                                                                  2,275                                 99
                                                                                                ----------------------
                                                                                                                  154
                                                                                                ----------------------
Retail - Jewelry (0.21%)
Compagnie Financiere Richemont SA                                            3,359                                202
Tiffany & Co                                                                   346                                 18
                                                                                                ----------------------
                                                                                                                  220
                                                                                                ----------------------
Retail - Major Department Store (0.02%)
JC Penney Co Inc                                                               341                                 25
                                                                                                ----------------------

Retail - Office Supplies (0.02%)
Staples Inc                                                                    945                                 22
                                                                                                ----------------------

Retail - Regional Department Store (0.05%)
Kohl's Corp (a)                                                                297                                 21
Macy's Inc                                                                     716                                 29
                                                                                                ----------------------
                                                                                                                   50
                                                                                                ----------------------

Retail - Restaurants (0.85%)
Darden Restaurants Inc                                                         800                                 35
McDonald's Corp                                                              9,669                                491
Starbucks Corp (a)                                                           5,874                                154
Tim Hortons Inc                                                                812                                 25
Wendy's International Inc                                                      600                                 22
Yum! Brands Inc                                                              4,396                                144
                                                                                                ----------------------
                                                                                                                  871
                                                                                                ----------------------
Rubber - Tires (0.11%)
Compagnie Generale des Etablissements Michelin                                 477                                 67
Continental AG                                                                 360                                 51
                                                                                                ----------------------
                                                                                                                  118
                                                                                                ----------------------
Savings & Loans - Thrifts (0.02%)
Washington Mutual Inc                                                          500                                 21
                                                                                                ----------------------

Schools (0.02%)
Apollo Group Inc (a)                                                           300                                 18
                                                                                                ----------------------

Semiconductor Component - Integrated Circuits (0.10%)
Analog Devices Inc                                                             900                                 34
Linear Technology Corp                                                         900                                 33
Maxim Integrated Products Inc                                                1,200                                 40
                                                                                                ----------------------
                                                                                                                  107
                                                                                                ----------------------
Semiconductor Equipment (0.34%)
Applied Materials Inc                                                        5,000                                 99
ASML Holding NV (a)                                                          6,043                                168
Kla-Tencor Corp                                                                800                                 44
Novellus Systems Inc (a)                                                       800                                 23
Teradyne Inc (a)                                                               800                                 14
Verigy Ltd (a)                                                                 195                                  5
                                                                                                ----------------------
                                                                                                                  353
                                                                                                ----------------------
Soap & Cleaning Products (0.05%)
Reckitt Benckiser PLC                                                          873                                 48
                                                                                                ----------------------

Steel - Producers (0.07%)
Nucor Corp                                                                     700                                 41
United States Steel Corp                                                       300                                 33
                                                                                                ----------------------
                                                                                                                   74
                                                                                                ----------------------
Telecommunication Equipment (0.15%)
Alcatel-Lucent - Warrants (a)                                                  942                                  -
Alcatel-Lucent ADR                                                           3,045                                 43
Alcatel-Lucent                                                               3,643                                 51
Avaya Inc (a)                                                                1,600                                 27
Comverse Technology Inc (a)                                                    700                                 15
Tellabs Inc (a)                                                              1,600                                 17
                                                                                                ----------------------
                                                                                                                  153
                                                                                                ----------------------
Telecommunication Equipment - Fiber Optics (0.12%)
Corning Inc                                                                  4,300                                110
JDS Uniphase Corp (a)                                                          712                                  9
                                                                                                ----------------------
                                                                                                                  119
                                                                                                ----------------------
Telecommunication Services (0.02%)
Embarq Corp                                                                    306                                 19
                                                                                                ----------------------

Telephone - Integrated (1.68%)
AT&T Inc                                                                    15,136                                628
BT Group PLC                                                                10,921                                 73
CenturyTel Inc                                                                 500                                 24
Telephone - Integrated
Deutsche Telekom AG                                                          4,912                                 91
Portugal Telecom SGPS SA                                                     3,183                                 44
Qwest Communications International Inc (a)                                   5,000                                 48
Royal KPN NV                                                                 4,813                                 80
Sprint Nextel Corp                                                           6,138                                127
Swisscom AG                                                                    187                                 64
Telecom Italia SpA RNC                                                      10,709                                 24
Telecom Italia SpA                                                          20,613                                 57
Telefonica SA                                                                8,378                                188
Telefonica SA ADR                                                                1                                  -
Verizon Communications Inc                                                   6,500                                268
Windstream Corp                                                                723                                 11
                                                                                                ----------------------
                                                                                                                1,727
                                                                                                ----------------------
Television (0.42%)
CBS Corp                                                                     2,482                                 83
Central European Media Enterprises Ltd (a)                                   1,900                                185
TVN SA                                                                      19,824                                161
                                                                                                ----------------------
                                                                                                                  429
                                                                                                ----------------------
Therapeutics (0.10%)
Gilead Sciences Inc (a)                                                      2,600                                101
                                                                                                ----------------------

Tobacco (0.58%)
Altria Group Inc                                                             7,100                                498
Reynolds American Inc                                                          900                                 59
UST Inc                                                                        700                                 37
                                                                                                ----------------------
                                                                                                                  594
                                                                                                ----------------------
Tools - Hand Held (0.03%)
Black & Decker Corp                                                            300                                 26
                                                                                                ----------------------

Toys (0.03%)
Mattel Inc                                                                   1,400                                 35
                                                                                                ----------------------

Transport - Rail (0.33%)
Burlington Northern Santa Fe Corp                                            1,100                                 94
CSX Corp                                                                     1,800                                 81
Norfolk Southern Corp                                                        1,100                                 58
Union Pacific Corp                                                             900                                103
                                                                                                ----------------------
                                                                                                                  336
                                                                                                ----------------------
Transport - Services (0.47%)
Deutsche Post AG                                                             3,132                                102
FedEx Corp                                                                   1,000                                111
United Parcel Service Inc                                                    3,700                                270
                                                                                                ----------------------
                                                                                                                  483
                                                                                                ----------------------
Web Portals (0.52%)
Google Inc (a)                                                                 800                                419
Yahoo! Inc (a)                                                               4,300                                116
                                                                                                ----------------------
                                                                                                                  535
                                                                                                ----------------------
Wireless Equipment (0.77%)
Motorola Inc                                                                 6,900                                122
Nokia OYJ                                                                   11,145                                314
Qualcomm Inc                                                                 4,700                                204
Telefonaktiebolaget LM Ericsson                                             39,500                                159
                                                                                                ----------------------
                                                                                                                  799
                                                                                                ----------------------
TOTAL COMMON STOCKS                                                                          $                 63,837
                                                                                                ----------------------

PREFERRED STOCKS (0.01%)
Soap & Cleaning Products (0.01%)
Henkel KGaA                                                                    276                                 14
                                                                                                ----------------------
TOTAL PREFERRED STOCKS                                                                       $                     14
                                                                                                ----------------------
                                                                          al
                                                                          0's)                      Value (000's)
BONDS (6.18%) Aerospace & Defense (0.07%)
Raytheon Co
6.75%, 8/15/2007                                                                15                                 15
Systems 2001 Asset Trust LLC
6.66%, 9/15/2013 (b)                                                            51                                 53
                                                                                                ----------------------
                                                                                                                   68
                                                                                                ----------------------
Asset Backed Securities (1.34%)
Carrington Mortgage Loan Trust
5.47%, 9/25/2035 (c)                                                             8                                  8
Connecticut RRB Special Purpose Trust CL&P
5.66%, 12/30/2010 (c)                                                          200                                201
Credit-Based Asset Servicing and Securitization
5.38%, 6/25/2036 (c)                                                            65                                 65
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 3/25/2035 (c)                                                            31                                 31
5.37%, 7/25/2036 (c)                                                            86                                 86
5.37%, 3/25/2037 (c)                                                           137                                137
Fremont Home Loan Trust
5.37%, 10/25/2036 (c)                                                          139                                138
GSAMP Trust
5.39%, 6/25/2036 (c)                                                            58                                 58
5.39%, 1/25/2037 (c)                                                            98                                 98
Long Beach Mortgage Loan Trust
5.41%, 1/25/2036 (c)                                                            65                                 65
RAAC Series
5.42%, 9/25/2045 (c)                                                            46                                 46
Residential Asset Mortgage Products Inc
5.39%, 8/25/2036 (c)                                                           126                                126
Securitized Asset Backed Receivables LLC Trust
5.39%, 11/25/2035 (c)                                                           26                                 26
5.43%, 2/25/2037 (c)                                                           138                                138
Soundview Home Equity Loan Trust
5.43%, 2/25/2037 (c)                                                           116                                116
Structured Asset Investment Loan Trust
5.39%, 2/25/2036 (c)                                                            41                                 41
                                                                                                ----------------------
                                                                                                                1,380
                                                                                                ----------------------
Auto - Car & Light Trucks (0.03%)
DaimlerChrysler NA Holding Corp
7.20%, 9/ 1/2009                                                                20                                 21
8.50%, 1/18/2031                                                                 5                                  6
                                                                                                ----------------------
                                                                                                                   27
                                                                                                ----------------------
Brewery (0.08%)
FBG Finance Ltd
5.13%, 6/15/2015 (b)                                                            45                                 42
Miller Brewing Co
4.25%, 8/15/2008 (b)                                                            40                                 40
                                                                                                ----------------------
                                                                                                                   82
                                                                                                ----------------------
Cable TV (0.08%)
Comcast Cable Communications LLC
6.75%, 1/30/2011                                                                25                                 26
7.13%, 6/15/2013                                                                 5                                  5
Cable TV
Echostar DBS Corp
6.38%, 10/ 1/2011                                                               55                                 54
                                                                                                ----------------------
                                                                                                                   85
                                                                                                ----------------------
Chemicals - Diversified (0.02%)
ICI Wilmington Inc
4.38%, 12/ 1/2008                                                               20                                 20
                                                                                                ----------------------

Consumer Products - Miscellaneous (0.05%)
Clorox Co
5.48%, 12/14/2007 (c)                                                           50                                 50
                                                                                                ----------------------

Credit Card Asset Backed Securities (0.66%)
American Express Credit Account Master Trust
5.32%, 10/15/2012 (c)                                                          125                                125
Citibank Credit Card Issuance Trust
5.35%, 3/22/2012 (c)                                                           150                                150
GE Capital Credit Card Master Note Trust
5.36%, 9/15/2010 (c)                                                           150                                150
MBNA Credit Card Master Note Trust
5.46%, 2/16/2010 (c)                                                           250                                250
                                                                                                ----------------------
                                                                                                                  675
                                                                                                ----------------------
Diversified Financial Services (0.04%)
AXA Financial Inc
6.50%, 4/ 1/2008                                                                20                                 20
General Electric Capital Corp
4.25%, 12/ 1/2010                                                               25                                 24
                                                                                                ----------------------
                                                                                                                   44
                                                                                                ----------------------
Diversified Operations (0.05%)
Capmark Financial Group Inc
5.88%, 5/10/2012 (b)                                                            35                                 34
6.30%, 5/10/2017 (b)                                                            20                                 20
                                                                                                ----------------------
                                                                                                                   54
                                                                                                ----------------------
Drug Delivery Systems (0.05%)
Hospira Inc
5.83%, 3/30/2010 (c)                                                            55                                 55
                                                                                                ----------------------

Electric - Distribution (0.02%)
Detroit Edison Co/The
6.13%, 10/ 1/2010                                                               20                                 20
                                                                                                ----------------------

Electric - Integrated (0.30%)
AmerenUE
6.40%, 6/15/2017                                                                40                                 41
Arizona Public Service Co
5.80%, 6/30/2014                                                                40                                 39
Consumers Energy Co
4.80%, 2/17/2009                                                                25                                 25
4.00%, 5/15/2010                                                                15                                 14
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                20                                 20
6.11%, 12/ 8/2008 (b)(c)                                                        35                                 35
5.76%, 12/ 1/2009 (c)                                                           20                                 20
Nisource Finance Corp
5.93%, 11/23/2009 (c)                                                           30                                 30
Ohio Power Co
6.00%, 6/ 1/2016                                                                40                                 40

Electric - Integrated
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                                                 6                                  6
TXU Energy Co LLC
7.00%, 3/15/2013                                                                25                                 26
Wisconsin Electric Power Co
3.50%, 12/ 1/2007                                                               10                                 10
                                                                                                ----------------------
                                                                                                                  306
                                                                                                ----------------------
Electric Products - Miscellaneous (0.02%)
LG Electronics Inc
5.00%, 6/17/2010 (b)                                                            25                                 24
                                                                                                ----------------------

Finance - Auto Loans (0.12%)
GMAC LLC
6.88%, 9/15/2011                                                               130                                128
                                                                                                ----------------------

Finance - Commercial (0.09%)
Caterpillar Financial Services Corp
5.43%, 8/20/2007 (c)                                                            55                                 55
3.63%, 11/15/2007                                                               10                                 10
CIT Group Inc
3.65%, 11/23/2007                                                               30                                 30
                                                                                                ----------------------
                                                                                                                   95
                                                                                                ----------------------
Finance - Consumer Loans (0.18%)
American General Finance Corp
4.63%, 9/ 1/2010                                                                25                                 24
HSBC Finance Corp
4.13%, 12/15/2008                                                               15                                 15
6.75%, 5/15/2011                                                               105                                109
SLM Corp
4.00%, 1/15/2010                                                                40                                 37
                                                                                                ----------------------
                                                                                                                  185
                                                                                                ----------------------
Finance - Credit Card (0.07%)
MBNA Corp
5.79%, 5/ 5/2008 (c)                                                            70                                 70
                                                                                                ----------------------

Finance - Investment Banker & Broker (0.09%)
JPMorgan Chase & Co
6.00%, 2/15/2009                                                                90                                 91
                                                                                                ----------------------

Finance - Mortgage Loan/Banker (0.41%)
Countrywide Home Loans Inc
3.25%, 5/21/2008                                                                55                                 54
Nationwide Building Society
4.25%, 2/ 1/2010 (b)                                                            60                                 58
Residential Capital LLC
6.38%, 6/30/2010                                                                75                                 74
6.50%, 4/17/2013                                                                70                                 68
SLM Student Loan Trust
5.34%, 10/25/2014 (c)                                                          170                                169
                                                                                                ----------------------
                                                                                                                  423
                                                                                                ----------------------
Financial (0.03%)
SLM Corp
5.00%, 10/ 1/2013                                                               30                                 26
                                                                                                ----------------------


Food - Miscellaneous/Diversified (0.09%)
ConAgra Foods Inc
7.00%, 10/ 1/2028                                                               15                                 15
8.25%, 9/15/2030                                                                20                                 24
General Mills Inc
3.88%, 11/30/2007                                                               25                                 25
Sara Lee Corp
6.13%, 11/ 1/2032                                                               30                                 27
                                                                                                ----------------------
                                                                                                                   91
                                                                                                ----------------------
Food - Retail (0.06%)
Delhaize America Inc
9.00%, 4/15/2031                                                                51                                 62
                                                                                                ----------------------

Home Equity - Other (0.77%)
ACE Securities Corp
5.64%, 5/25/2034 (c)                                                            22                                 22
Argent Securities Inc
5.37%, 10/25/2036 (c)                                                          137                                137
Bayview Financial Acquisition Trust
5.43%, 11/28/2036 (c)(d)                                                        67                                 67
Bear Stearns Asset Backed Securities Inc
5.52%, 9/25/2034 (c)                                                            22                                 22
5.44%, 11/25/2035 (c)                                                           23                                 23
Citigroup Mortgage Loan Trust Inc
5.39%, 8/25/2036 (c)                                                            46                                 46
Countrywide Asset-Backed Certificates
5.43%, 6/25/2035 (c)                                                            86                                 87
Option One Mortgage Loan Trust
5.37%, 7/25/2036 (c)                                                            63                                 63
Residential Asset Securities Corp
5.92%, 6/25/2032 (c)                                                            69                                 69
Securitized Asset Backed Receivables LLC Trust
5.40%, 11/25/2036 (c)                                                          130                                130
Soundview Home Equity Loan Trust
5.40%, 1/25/2037 (c)                                                            90                                 90
Structured Asset Securities Corp
5.67%, 12/25/2034 (c)                                                           32                                 32
                                                                                                ----------------------
                                                                                                                  788
                                                                                                ----------------------
Medical - HMO (0.01%)
WellPoint Inc
3.75%, 12/14/2007                                                               10                                 10
                                                                                                ----------------------

Mortgage Securities (0.14%)
JP Morgan Chase Commercial Mortgage Securities
6.01%, 6/15/2049 (d)                                                           150                                149
                                                                                                ----------------------

Multimedia (0.12%)
Time Warner Inc
5.59%, 11/13/2009 (c)                                                           80                                 80
Viacom Inc
6.88%, 4/30/2036                                                                40                                 39
                                                                                                ----------------------
                                                                                                                  119
                                                                                                ----------------------
Non-Hazardous Waste Disposal (0.01%)
Waste Management Inc
7.38%, 8/ 1/2010                                                                10                                 10
                                                                                                ----------------------


Pipelines (0.13%)
CenterPoint Energy Resources Corp
6.25%, 2/ 1/2037                                                                15                                 14
Consolidated Natural Gas Co
6.25%, 11/ 1/2011                                                               15                                 15
Kinder Morgan Finance Co ULC
5.70%, 1/ 5/2016                                                                45                                 42
Plains All American Pipeline LP
6.70%, 5/15/2036                                                                40                                 40
Texas Eastern Transmission LP
7.00%, 7/15/2032                                                                20                                 22
                                                                                                ----------------------
                                                                                                                  133
                                                                                                ----------------------
Power Converter & Supply Equipment (0.03%)
Cooper Industries Inc
5.25%, 11/15/2012                                                               35                                 34
                                                                                                ----------------------

Real Estate Operator & Developer (0.06%)
Brascan Corp
7.13%, 6/15/2012                                                                40                                 42
Brookfield Asset Management Inc
5.80%, 4/25/2017 (d)                                                            25                                 24
                                                                                                ----------------------
                                                                                                                   66
                                                                                                ----------------------
Retail - Building Products (0.06%)
Home Depot Inc
5.48%, 12/16/2009 (c)                                                           65                                 65
                                                                                                ----------------------

Retail - Drug Store (0.07%)
CVS Caremark Corp
5.75%, 8/15/2011                                                                15                                 15
5.75%, 6/ 1/2017                                                                25                                 24
CVS Lease Pass Through
6.04%, 12/10/2028 (b)                                                           35                                 34
                                                                                                ----------------------
                                                                                                                   73
                                                                                                ----------------------
Retail - Major Department Store (0.08%)
May Department Stores Co/The
5.95%, 11/ 1/2008                                                               45                                 45
6.70%, 7/15/2034                                                                40                                 37
                                                                                                ----------------------
                                                                                                                   82
                                                                                                ----------------------
Retail - Restaurants (0.03%)
Yum! Brands Inc
8.88%, 4/15/2011                                                                25                                 28
                                                                                                ----------------------

Savings & Loans - Thrifts (0.06%)
Washington Mutual Bank
5.50%, 1/15/2013                                                                30                                 30
Washington Mutual Inc
8.25%, 4/ 1/2010                                                                35                                 37
                                                                                                ----------------------
                                                                                                                   67
                                                                                                ----------------------
Special Purpose Entity (0.27%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/2011 (b)                                                           110                                113
Farmers Exchange Capital
7.05%, 7/15/2028 (b)                                                           110                                111
Xlliac Global Funding
4.80%, 8/10/2010 (b)                                                            55                                 54
                                                                                                ----------------------
                                                                                                                  278
                                                                                                ----------------------

Telephone - Integrated (0.34%)
AT&T Corp
7.30%, 11/15/2011 (c)                                                           12                                 13
8.00%, 11/15/2031 (c)                                                           45                                 53
AT&T Inc
6.15%, 9/15/2034                                                                25                                 24
France Telecom SA
8.50%, 3/ 1/2031 (c)                                                            40                                 50
Sprint Capital Corp
8.75%, 3/15/2032                                                                 5                                  6
Telecom Italia Capital SA
4.00%, 11/15/2008                                                               25                                 24
4.00%, 1/15/2010                                                                30                                 29
Telefonica Europe BV
8.25%, 9/15/2030                                                                45                                 52
Verizon New England Inc
6.50%, 9/15/2011                                                                95                                 98
                                                                                                ----------------------
                                                                                                                  349
                                                                                                ----------------------
Transport - Rail (0.02%)
Union Pacific Corp
6.79%, 11/ 9/2007                                                               15                                 15
6.63%, 2/ 1/2008                                                                10                                 10
                                                                                                ----------------------
                                                                                                                   25
                                                                                                ----------------------
Transport - Services (0.03%)
FedEx Corp
7.25%, 2/15/2011                                                                30                                 32
                                                                                                ----------------------
TOTAL BONDS                                                                                  $                  6,369
                                                                                                ----------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (24.70%) Federal Home Loan
Mortgage Corporation (FHLMC) (1.20%)
4.50%, 7/ 1/2037 (e)                                                           750                                682
7.50%, 10/ 1/2030                                                               30                                 31
12.00%, 7/ 1/2010                                                                9                                 10
12.00%, 7/ 1/2013                                                               14                                 16
12.00%, 6/ 1/2015                                                               16                                 18
11.50%, 10/ 1/2015                                                              24                                 27
10.00%, 9/ 1/2017                                                               12                                 13
5.64%, 1/ 1/2037                                                               121                                121
5.76%, 1/ 1/2037                                                               190                                190
5.88%, 4/ 1/2037                                                               125                                125
                                                                                                ----------------------
                                                                                                                1,233
                                                                                                ----------------------
Federal National Mortgage Association (FNMA) (4.66%)
7.00%, 6/ 1/2032                                                                77                                 79
7.00%, 10/ 1/2032                                                               50                                 52
7.00%, 10/ 1/2034                                                               30                                 31
6.50%, 7/ 1/2037 (e)                                                           600                                606
7.00%, 7/ 1/2037 (e)                                                            50                                 51
4.50%, 8/ 1/2037 (e)                                                           700                                636
8.00%, 2/ 1/2012                                                                13                                 14
10.00%, 4/ 1/2016                                                               13                                 14
7.00%, 4/ 1/2023                                                                 2                                  2
7.50%, 4/ 1/2030                                                                 1                                  1
7.50%, 6/ 1/2030                                                                50                                 53
7.50%, 11/ 1/2030                                                                7                                  8
7.50%, 2/ 1/2031                                                                23                                 24
8.00%, 12/ 1/2031                                                                3                                  4
8.50%, 5/ 1/2032                                                                55                                 59
7.50%, 6/ 1/2032                                                                43                                 45
6.50%, 12/ 1/2032                                                              202                                205

Federal National Mortgage Association (FNMA)
7.50%, 9/ 1/2035                                                                92                                 96
7.01%, 1/ 1/2036 (c)                                                           380                                389
6.99%, 3/ 1/2036 (c)                                                           169                                174
7.04%, 3/ 1/2036 (c)                                                           188                                193
7.49%, 4/ 1/2036 (c)                                                           275                                283
7.51%, 4/ 1/2036 (c)                                                           392                                407
7.46%, 5/ 1/2036 (c)                                                           212                                218
7.47%, 5/ 1/2036 (c)                                                           207                                212
7.48%, 7/ 1/2036 (c)                                                           161                                165
7.50%, 7/ 1/2036 (c)                                                           230                                235
7.49%, 8/ 1/2036 (c)                                                           142                                146
6.03%, 4/ 1/2037 (d)                                                           125                                126
6.12%, 4/ 1/2037 (d)                                                           119                                120
7.00%, 8/ 1/2037                                                               150                                154
                                                                                                ----------------------
                                                                                                                4,802
                                                                                                ----------------------
Government (0.50%)
6.00%, 8/15/2009                                                               500                                511
                                                                                                ----------------------

Government National Mortgage Association (GNMA) (0.04%)
12.00%, 12/15/2012                                                              22                                 25
10.50%, 4/15/2014                                                               11                                 11
                                                                                                ----------------------
                                                                                                                   36
                                                                                                ----------------------
U.S. Treasury (18.30%)
4.88%, 1/31/2009                                                             1,600                              1,598
4.88%, 5/15/2009                                                             5,600                              5,597
4.63%, 2/29/2012                                                             1,800                              1,777
3.88%, 2/15/2013                                                             1,705                              1,619
4.25%, 8/15/2013                                                             2,350                              2,269
4.25%, 11/15/2013                                                            1,560                              1,502
4.00%, 2/15/2014                                                               760                                719
4.25%, 8/15/2014                                                               980                                937
4.25%, 11/15/2014                                                            1,145                              1,093
4.00%, 2/15/2015                                                               200                                187
8.13%, 8/15/2019                                                               225                                285
8.13%, 8/15/2021                                                               985                              1,270
                                                                                                ----------------------
                                                                                                               18,853
                                                                                                ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                        $                 25,435
                                                                                                ----------------------
SHORT TERM INVESTMENTS (1.36%)
Commercial Paper (1.36%)
Federal Home Loan Bank Discount Notes
0.00%, 7/25/2007 (a)                                                           400                                399
Freddie Mac Discount Notes
0.00%, 7/12/2007 (a)                                                         1,000                                998
                                                                                                ----------------------
                                                                                                                1,397
                                                                                                ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                 $                  1,397
                                                                                                ----------------------
Total Investments                                                                            $                 97,052
Other Assets in Excess of Liabilities, Net - 5.77%                                                              5,947
                                                                                                ----------------------
TOTAL NET ASSETS - 100.00%                                                                   $                102,999
                                                                                                 ======================
                                                                                                ----------------------

                                                                                                ======================


(a)           Non-Income Producing Security
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $618 or 0.60% of net assets.


(c)           Variable Rate

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $486 or 0.47% of net assets.

(e) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements. Unrealized Appreciation (Depreciation)


Unrealized Appreciation                                                          $                 19,617
Unrealized Depreciation                                                                           (1,101)
                                                                                    ----------------------
Net Unrealized Appreciation (Depreciation)                                                         18,516
Cost for federal income tax purposes                                                               78,536
All dollar amounts are shown in thousands (000's)




                                                     Futures Contracts
                                                                                             Current          Unrealized
                                                          Number of         Original         Market          Appreciation/
Type                                                      Contracts           Value           Value         (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Australia 10 Year Bond; September 2007                        11               $914            $915            1
DJ Euro Stoxx 50; September 2007                              3                 185             183          (2)
FTSE 100 Index; September 2007                                4                 534             533          (1)
Hang Seng China Enterprises Index; July 2007                  13              1,023           1,002         (21)
Hang Seng Index; July 2007                                    6                 846             839          (7)
Long Gilt; September 2007                                     6               1,274           1,250         (24)
MSCI Sing IX; July 2007                                       7                 408             398         (10)
NASDAQ 100; September 2007                                    3                 581             587            6
S&P 500 eMini; September 2007                                 7                 527             530          (3)
S&P 500; September 2007                                       4               1,508           1,516          (8)
SGX CNX Nifty Index; July 2007                                24              1,019           1,030           11
SPI 200; September 2007                                       7                 943             931         (12)
Topix Index; September 2007                                   23              3,321           3,316          (5)
U.S. 10 Year Note; September 2007                             5                 533             529          (4)
U.S. Long Bond; September 2007                                19              2,072           2,047         (25)
All dollar amounts are shown in thousands (000's)


Portfolio Summary (unaudited)
---------------------------------------------------------------
Sector                                                 Percent
---------------------------------------------------------------
Government                                              20.16%
Consumer, Non-cyclical                                  12.61%
Financial                                               11.74%
Communications                                           7.54%
Industrial                                               7.44%
Energy                                                   6.48%
Mortgage Securities                                      6.04%
Funds                                                    5.81%
Technology                                               5.69%
Consumer, Cyclical                                       4.28%
Asset Backed Securities                                  2.92%
Utilities                                                2.12%
Basic Materials                                          1.14%
Diversified                                              0.26%
Other Assets in Excess of Liabilities, Net               5.77%
                                                  -------------
TOTAL NET ASSETS                                       100.00%
                                                  =============

Other Assets Summary (unaudited)
---------------------------------------------------------------
Asset Type                                             Percent
---------------------------------------------------------------
Currency Contracts                                      60.89%
Futures                                                 15.15%



                                                    Foreign Currency Contracts
          Foreign Currency       Delivery          Contracts to Accept      In Exchange For      Value         Net Unrealized
         Purchase Contracts        Date                                                                         Appreciation
------------------------------------------------- ---------------------- ---------------------------------------------------------

------------------------------------------------- ---------------------- ---------------------------------------------------------
Japanese Yen                          09/14/2007            565,660,170           $4,699         $4,641              $(58)
Canadian Dollar                       09/14/2007              1,380,199            1,300          1,298                (2)
Singapore Dollar                      09/14/2007                246,244              161            162                  1
Norwegian Krone                       09/14/2007                836,185              137            142                  5
Swedish Krona                         09/14/2007              1,554,053              221            228                  7
Swiss Franc                           09/14/2007                977,341              793            805                 12
Australian Dollar                     09/14/2007              3,294,338            2,771          2,786                 15
Chinese Renminbi                      09/14/2007            126,427,342           16,595         16,641                 46
British Pound                         09/14/2007              3,691,688            7,284          7,404                120
Euro                                  09/14/2007              7,026,180            9,393          9,533                140

          Foreign Currency       Delivery         Contracts to Deliver      In Exchange For      Value         Net Unrealized
           Sale Contracts          Date                                                                         Appreciation
------------------------------------------------- ---------------------- -------------------------------------- ------------------

------------------------------------------------- ---------------------- --------------- ---------------------- ------------------
British Pound                         09/14/2007              1,893,422          $3,734            $3,798                   $(64)
Euro                                  09/14/2007              2,777,467           3,711             3,768                    (57)
Swiss Franc                           09/14/2007              1,739,011           1,409             1,432                    (23)
Australian Dollar                     09/14/2007              4,919,237           4,141             4,161                    (20)
South Africa Rand                     09/14/2007                 12,541               2                 2                     (0)
Canadian Dollar                       09/14/2007              4,739,727           4,464             4,458                       6
Japanese Yen                          09/14/2007            177,225,130           1,472             1,454                      18

All dollar amounts are shown in thousands (000's)






June 30, 2007 (unaudited)
Balanced Account

                                                               Shares                     Value (000's)
                                                                 Held
COMMON STOCKS (63.43%)
Advertising Agencies (0.25%)
Omnicom Group Inc                                                 5,212           $                       276
                                                                                     -------------------------

Advertising Services (0.09%)
inVentiv Health Inc (a)                                             676                                    25
WPP Group PLC ADR (b)                                               981                                    73
                                                                                     -------------------------
                                                                                                           98
                                                                                     -------------------------
Aerospace & Defense (1.20%)
Boeing Co                                                         4,045                                   389
Esterline Technologies Corp (a)                                     610                                    30
General Dynamics Corp                                             4,474                                   350
Lockheed Martin Corp                                              3,527                                   332
Raytheon Co                                                         750                                    40
Rockwell Collins Inc                                              2,140                                   151
Teledyne Technologies Inc (a)                                       835                                    38
TransDigm Group Inc (a)                                             440                                    18
                                                                                     -------------------------
                                                                                                        1,348
                                                                                     -------------------------
Aerospace & Defense Equipment (0.51%)
BE Aerospace Inc (a)                                              1,340                                    55
Moog Inc (a)                                                        340                                    15
United Technologies Corp                                          6,994                                   496
                                                                                     -------------------------
                                                                                                          566
                                                                                     -------------------------
Airlines (0.15%)
Alaska Air Group Inc (a)                                            390                                    11
Allegiant Travel Co (a)(b)                                          351                                    11
AMR Corp (a)(b)                                                     870                                    23
Continental Airlines Inc (a)                                      2,690                                    91
Republic Airways Holdings Inc (a)                                   490                                    10
US Airways Group Inc (a)                                            775                                    23
                                                                                     -------------------------
                                                                                                          169
                                                                                     -------------------------
Apparel Manufacturers (0.20%)
Carter's Inc (a)(b)                                                 540                                    14
Coach Inc (a)                                                     2,018                                    96
Guess ? Inc                                                         978                                    47
Oxford Industries Inc                                               231                                    10
Phillips-Van Heusen (b)                                           1,010                                    61
                                                                                     -------------------------
                                                                                                          228
                                                                                     -------------------------
Applications Software (1.09%)
Intuit Inc (a)                                                    4,730                                   142
Microsoft Corp                                                   35,930                                 1,059
Verint Systems Inc (a)                                              703                                    22
                                                                                     -------------------------
                                                                                                        1,223
                                                                                     -------------------------
Athletic Footwear (0.18%)
Nike Inc                                                          3,535                                   206
                                                                                     -------------------------

Audio & Video Products (0.10%)
Matsushita Electric Industrial Co Ltd ADR                         5,700                                   113
                                                                                     -------------------------

Auto - Car & Light Trucks (0.34%)
Fiat SpA ADR (b)                                                  2,800                                    83
Auto - Car & Light Trucks
Nissan Motor Co Ltd ADR (b)                                       4,325                                    93
Toyota Motor Corp ADR                                             1,615                                   203
                                                                                     -------------------------
                                                                                                          379
                                                                                     -------------------------
Auto/Truck Parts & Equipment - Original (0.18%)
Johnson Controls Inc                                              1,500                                   174
Tenneco Inc (a)                                                     730                                    25
                                                                                     -------------------------
                                                                                                          199
                                                                                     -------------------------
Auto/Truck Parts & Equipment - Replacement (0.01%)
Aftermarket Technology Corp (a)                                     448                                    13
                                                                                     -------------------------

Batteries & Battery Systems (0.06%)
Energizer Holdings Inc (a)                                          700                                    70
                                                                                     -------------------------

Beverages - Non-Alcoholic (1.00%)
Coca-Cola Co/The                                                 11,518                                   602
PepsiCo Inc                                                       8,011                                   520
                                                                                     -------------------------
                                                                                                        1,122
                                                                                     -------------------------
Beverages - Wine & Spirits (0.06%)
Diageo PLC ADR                                                      846                                    70
                                                                                     -------------------------

Brewery (0.08%)
SABMiller PLC ADR                                                 3,605                                    90
                                                                                     -------------------------

Broadcasting Services & Programming (0.07%)
Liberty Media Holding Corp - Capital (a)                            666                                    78
                                                                                     -------------------------

Building - Heavy Construction (0.00%)
Sterling Construction Co Inc (a)(b)                                  40                                     1
                                                                                     -------------------------

Building - Mobile Home & Manufactured Housing (0.01%)
Williams Scotsman International Inc (a)                             395                                     9
                                                                                     -------------------------

Building & Construction Products - Miscellaneous (0.05%)
Interline Brands Inc (a)                                          1,000                                    26
NCI Building Systems Inc (a)(b)                                     620                                    31
                                                                                     -------------------------
                                                                                                           57
                                                                                     -------------------------
Building Products - Cement & Aggregate (0.19%)
CRH PLC ADR (b)                                                   3,641                                   181
Texas Industries Inc (b)                                            433                                    34
                                                                                     -------------------------
                                                                                                          215
                                                                                     -------------------------
Building Products - Doors & Windows (0.01%)
Apogee Enterprises Inc                                              294                                     8
                                                                                     -------------------------

Building Products - Light Fixtures (0.03%)
Genlyte Group Inc (a)(b)                                            492                                    39
                                                                                     -------------------------

Cable TV (0.31%)
Comcast Corp (a)(b)                                               4,760                                   134
DIRECTV Group Inc/The (a)                                         9,030                                   209
                                                                                     -------------------------
                                                                                                          343
                                                                                     -------------------------
Cellular Telecommunications (0.20%)
Syniverse Holdings Inc (a)                                          530                                     7
Vodafone Group PLC ADR                                            6,611                                   222
                                                                                     -------------------------
                                                                                                          229
                                                                                     -------------------------

Chemicals - Diversified (0.35%)
BASF AG ADR                                                         787                                   103
Celanese Corp                                                     2,830                                   110
Dow Chemical Co/The                                                 280                                    12
FMC Corp                                                          1,764                                   158
Rockwood Holdings Inc (a)                                           390                                    14
                                                                                     -------------------------
                                                                                                          397
                                                                                     -------------------------
Chemicals - Plastics (0.01%)
Landec Corp (a)                                                     580                                     8
                                                                                     -------------------------

Chemicals - Specialty (0.51%)
Albemarle Corp (b)                                                3,160                                   122
Arch Chemicals Inc                                                1,000                                    35
Hercules Inc                                                      5,900                                   116
International Flavors & Fragrances Inc                            4,577                                   238
OM Group Inc (a)                                                    260                                    14
Sigma-Aldrich Corp                                                1,070                                    46
                                                                                     -------------------------
                                                                                                          571
                                                                                     -------------------------
Circuit Boards (0.02%)
Park Electrochemical Corp                                           623                                    18
                                                                                     -------------------------

Coatings & Paint (0.07%)
Sherwin-Williams Co/The                                           1,256                                    83
                                                                                     -------------------------

Collectibles (0.03%)
RC2 Corp (a)                                                        757                                    30
                                                                                     -------------------------

Commercial Banks (1.94%)
Alabama National Bancorporation (b)                                 190                                    12
Bancfirst Corp                                                      164                                     7
Banco Bilbao Vizcaya Argentaria SA ADR (b)                        4,800                                   117
Banco Santander Central Hispano SA ADR                            8,732                                   161
Bank of Hawaii Corp                                                 672                                    35
Bank of Ireland ADR                                               1,510                                   123
Bank of Nova Scotia                                               3,140                                   153
Banner Corp                                                         250                                     9
Barclays PLC ADR                                                  2,609                                   146
BB&T Corp                                                         5,680                                   231
Central Pacific Financial Corp                                      851                                    28
City Bank/Lynnwood WA                                               361                                    11
City Holding Co                                                     346                                    13
Columbia Banking System Inc                                         290                                     8
Community Bancorp/NV (a)                                            303                                     8
Cullen/Frost Bankers Inc                                            618                                    33
Deutsche Bank AG (b)                                              1,000                                   145
East West Bancorp Inc                                             1,163                                    45
First Community Bancorp Inc/CA                                      209                                    12
First State Bancorporation/NM                                       300                                     6
Green Bankshares Inc                                                318                                    10
HBOS PLC ADR (b)                                                  4,594                                    91
Heartland Financial USA Inc (b)                                     156                                     4
Heritage Commerce Corp                                              231                                     5
IBERIABANK Corp                                                     215                                    11
Integra Bank Corp                                                   550                                    12
ITLA Capital Corp                                                   173                                     9
Kookmin Bank ADR (b)                                              1,031                                    90
M&T Bank Corp                                                       450                                    48
National Bank of Greece SA ADR                                    8,548                                    98

Commercial Banks
NBT Bancorp Inc                                                     640                                    14
Pinnacle Financial Partners Inc (a)                                 311                                     9
Preferred Bank/Los Angeles CA                                       576                                    23
Prosperity Bancshares Inc                                           657                                    22
Royal Bank of Canada (b)                                          2,700                                   143
Security Bank Corp/GA (b)                                           460                                     9
Southwest Bancorp Inc/Stillwater OK                                 262                                     6
Sterling Bancshares Inc/TX                                        1,055                                    12
Sterling Financial Corp/WA                                        1,401                                    41
Toronto-Dominion Bank (b)                                         2,433                                   167
Trustmark Corp (b)                                                  390                                    10
Vineyard National Bancorp (b)                                     1,021                                    23
West Coast Bancorp/OR                                               326                                    10
Wilshire Bancorp Inc                                                390                                     5
                                                                                     -------------------------
                                                                                                        2,175
                                                                                     -------------------------
Commercial Services (0.15%)
Convergys Corp (a)                                                6,220                                   151
Steiner Leisure Ltd (a)                                             460                                    22
                                                                                     -------------------------
                                                                                                          173
                                                                                     -------------------------
Commercial Services - Finance (0.23%)
Equifax Inc                                                       3,676                                   163
Moody's Corp (b)                                                    962                                    60
Morningstar Inc (a)(b)                                              315                                    15
Wright Express Corp (a)(b)                                          659                                    23
                                                                                     -------------------------
                                                                                                          261
                                                                                     -------------------------
Communications Software (0.03%)
DivX Inc (a)(b)                                                   1,687                                    25
Inter-Tel Inc                                                       390                                    10
                                                                                     -------------------------
                                                                                                           35
                                                                                     -------------------------
Computer Aided Design (0.18%)
Ansys Inc (a)(b)                                                  1,674                                    44
Aspen Technology Inc (a)                                            910                                    13
Autodesk Inc (a)                                                  3,008                                   142
                                                                                     -------------------------
                                                                                                          199
                                                                                     -------------------------
Computer Graphics (0.03%)
Trident Microsystems Inc (a)(b)                                   2,135                                    39
                                                                                     -------------------------

Computer Services (0.31%)
Cognizant Technology Solutions Corp (a)                           1,943                                   146
Electronic Data Systems Corp                                      4,010                                   111
Manhattan Associates Inc (a)(b)                                   1,070                                    30
Ness Technologies Inc (a)(b)                                      1,350                                    17
SI International Inc (a)                                            400                                    13
SYKES Enterprises Inc (a)                                         1,667                                    32
                                                                                     -------------------------
                                                                                                          349
                                                                                     -------------------------
Computer Software (0.01%)
Double-Take Software Inc (a)                                        720                                    12
                                                                                     -------------------------

Computers (1.84%)
Apple Inc (a)                                                     4,769                                   582
Dell Inc (a)                                                      3,741                                   107
Hewlett-Packard Co                                               13,705                                   611
International Business Machines Corp                              7,207                                   759
                                                                                     -------------------------
                                                                                                        2,059
                                                                                     -------------------------
Computers - Integrated Systems (0.18%)
Brocade Communications Systems Inc (a)                           11,785                                    92

Computers - Integrated Systems
NCR Corp (a)                                                      2,100                                   111
                                                                                     -------------------------
                                                                                                          203
                                                                                     -------------------------
Computers - Memory Devices (0.14%)
Imation Corp                                                        110                                     4
Network Appliance Inc (a)                                         2,178                                    64
TDK Corp ADR (b)                                                    950                                    92
                                                                                     -------------------------
                                                                                                          160
                                                                                     -------------------------
Consulting Services (0.06%)
FTI Consulting Inc (a)(b)                                           590                                    23
Huron Consulting Group Inc (a)(b)                                   579                                    42
                                                                                     -------------------------
                                                                                                           65
                                                                                     -------------------------
Consumer Products - Miscellaneous (0.07%)
Central Garden and Pet Co - A Shares (a)(b)                         577                                     7
CSS Industries Inc                                                  310                                    12
Jarden Corp (a)(b)                                                1,130                                    49
Prestige Brands Holdings Inc (a)                                    551                                     7
                                                                                     -------------------------
                                                                                                           75
                                                                                     -------------------------
Containers - Paper & Plastic (0.18%)
Pactiv Corp (a)                                                   4,489                                   143
Sonoco Products Co                                                1,410                                    61
                                                                                     -------------------------
                                                                                                          204
                                                                                     -------------------------
Cosmetics & Toiletries (0.99%)
Chattem Inc (a)(b)                                                  330                                    21
Colgate-Palmolive Co                                              4,951                                   321
Procter & Gamble Co                                              12,527                                   767
                                                                                     -------------------------
                                                                                                        1,109
                                                                                     -------------------------
Data Processing & Management (0.24%)
Commvault Systems Inc (a)(b)                                        697                                    12
Dun & Bradstreet Corp                                             1,409                                   145
Total System Services Inc (b)                                     3,830                                   113
                                                                                     -------------------------
                                                                                                          270
                                                                                     -------------------------
Diagnostic Equipment (0.03%)
Immucor Inc (a)                                                   1,100                                    31
                                                                                     -------------------------

Diagnostic Kits (0.03%)
Meridian Bioscience Inc                                           1,455                                    32
                                                                                     -------------------------

Dialysis Centers (0.04%)
Fresenius Medical Care AG & Co KGaA ADR                           1,000                                    46
                                                                                     -------------------------

Direct Marketing (0.03%)
Harte-Hanks Inc                                                   1,330                                    34
                                                                                     -------------------------

Disposable Medical Products (0.05%)
CR Bard Inc                                                         639                                    53
                                                                                     -------------------------

Distribution & Wholesale (0.13%)
Central European Distribution Corp (a)(b)                           760                                    26
United Stationers Inc (a)                                           690                                    46
WESCO International Inc (a)                                         610                                    37
WW Grainger Inc                                                     390                                    36
                                                                                     -------------------------
                                                                                                          145
                                                                                     -------------------------
Diversified Manufacturing Operations (2.85%)
3M Co                                                             1,546                                   134
Cooper Industries Ltd                                             2,861                                   163

Diversified Manufacturing Operations
Danaher Corp                                                      3,095                                   234
Eaton Corp                                                          710                                    66
General Electric Co                                              36,307                                 1,390
Honeywell International Inc                                       6,400                                   360
ITT Corp                                                          3,828                                   261
Koppers Holdings Inc                                                460                                    16
Parker Hannifin Corp                                              2,844                                   279
Siemens AG ADR                                                    1,000                                   143
Tomkins Plc ADR                                                   4,333                                    90
Tyco International Ltd                                            1,920                                    65
                                                                                     -------------------------
                                                                                                        3,201
                                                                                     -------------------------
Diversified Minerals (0.23%)
Anglo American PLC ADR                                            3,800                                   111
BHP Billiton Ltd ADR (b)                                          2,510                                   150
                                                                                     -------------------------
                                                                                                          261
                                                                                     -------------------------
E-Commerce - Products (0.11%)
NutriSystem Inc (a)(b)                                            1,724                                   120
                                                                                     -------------------------

E-Commerce - Services (0.15%)
eBay Inc (a)                                                      5,217                                   168
                                                                                     -------------------------

Educational Software (0.02%)
Blackboard Inc (a)(b)                                               537                                    23
                                                                                     -------------------------

Electric - Integrated (1.81%)
Allete Inc                                                        1,130                                    53
Constellation Energy Group Inc                                    2,440                                   213
E.ON AG ADR                                                       3,147                                   175
Edison International                                              3,040                                   171
Empire District Electric Co/The (b)                                 860                                    19
Enel SpA ADR (b)                                                  1,780                                    96
Entergy Corp                                                      2,487                                   267
FirstEnergy Corp                                                  1,110                                    72
FPL Group Inc                                                     4,300                                   244
International Power PLC ADR (b)                                     950                                    81
OGE Energy Corp                                                     316                                    11
PG&E Corp                                                         4,020                                   182
PNM Resources Inc                                                 1,068                                    30
Portland General Electric Co                                        472                                    13
Public Service Enterprise Group Inc                               2,210                                   194
RWE AG ADR                                                          901                                    95
Sierra Pacific Resources                                          6,610                                   116
                                                                                     -------------------------
                                                                                                        2,032
                                                                                     -------------------------
Electric - Transmission (0.09%)
National Grid PLC ADR (b)                                         1,398                                   103
                                                                                     -------------------------

Electric Products - Miscellaneous (0.22%)
Ametek Inc                                                        1,357                                    54
Emerson Electric Co                                                  70                                     3
Hitachi Ltd ADR                                                   1,369                                    97
Sharp Corp ADR (b)                                                5,026                                    95
                                                                                     -------------------------
                                                                                                          249
                                                                                     -------------------------
Electronic Components - Miscellaneous (0.01%)
Benchmark Electronics Inc (a)                                       650                                    15
                                                                                     -------------------------


Electronic Components - Semiconductors (1.23%)
Intel Corp                                                       25,943                                   617
Mellanox Technologies Ltd (a)                                       340                                     7
MEMC Electronic Materials Inc (a)                                 2,523                                   154
National Semiconductor Corp                                       5,730                                   162
Nvidia Corp (a)(b)                                                6,560                                   271
ON Semiconductor Corp (a)(b)                                      5,614                                    60
Texas Instruments Inc                                             2,471                                    93
Zoran Corp (a)                                                      640                                    13
                                                                                     -------------------------
                                                                                                        1,377
                                                                                     -------------------------
Electronic Connectors (0.04%)
Amphenol Corp                                                     1,170                                    42
                                                                                     -------------------------

Electronic Design Automation (0.04%)
Ansoft Corp (a)                                                     510                                    15
Synopsys Inc (a)                                                  1,110                                    29
                                                                                     -------------------------
                                                                                                           44
                                                                                     -------------------------
Electronic Forms (0.16%)
Adobe Systems Inc (a)                                             4,497                                   181
                                                                                     -------------------------

Electronic Measurement Instruments (0.04%)
Itron Inc (a)(b)                                                    313                                    24
Tektronix Inc                                                       596                                    20
Zygo Corp (a)(b)                                                    270                                     4
                                                                                     -------------------------
                                                                                                           48
                                                                                     -------------------------
E-Marketing & Information (0.09%)
aQuantive Inc (a)                                                 1,344                                    86
Digital River Inc (a)(b)                                            340                                    15
                                                                                     -------------------------
                                                                                                          101
                                                                                     -------------------------
Engineering - Research & Development Services (0.15%)
ABB Ltd ADR (b)                                                   6,200                                   140
EMCOR Group Inc (a)                                                 440                                    32
                                                                                     -------------------------
                                                                                                          172
                                                                                     -------------------------
Enterprise Software & Services (0.64%)
BMC Software Inc (a)                                              4,389                                   133
Informatica Corp (a)(b)                                           3,100                                    46
Lawson Software Inc (a)(b)                                        1,619                                    16
Omnicell Inc (a)                                                    590                                    12
Oracle Corp (a)                                                  21,350                                   421
SAP AG ADR (b)                                                    1,425                                    73
SYNNEX Corp (a)                                                     580                                    12
                                                                                     -------------------------
                                                                                                          713
                                                                                     -------------------------
E-Services - Consulting (0.02%)
Perficient Inc (a)(b)                                             1,090                                    23
                                                                                     -------------------------

Finance - Credit Card (0.11%)
American Express Co                                               1,977                                   121
                                                                                     -------------------------

Finance - Investment Banker & Broker (3.54%)
Citigroup Inc                                                    16,525                                   848
Credit Suisse Group ADR (b)                                       1,915                                   136
Goldman Sachs Group Inc/The                                       2,615                                   567
Investment Technology Group Inc (a)                                 461                                    20
JPMorgan Chase & Co                                              16,308                                   790
KBW Inc (a)(b)                                                       15                                     -
Lehman Brothers Holdings Inc                                      5,362                                   400
Merrill Lynch & Co Inc                                            5,980                                   500

Finance - Investment Banker & Broker
Morgan Stanley                                                    6,384                                   535
Nomura Holdings Inc ADR (b)                                       6,255                                   121
UBS AG                                                              938                                    56
                                                                                     -------------------------
                                                                                                        3,973
                                                                                     -------------------------
Finance - Leasing Company (0.03%)
Financial Federal Corp                                              897                                    27
Marlin Business Services Corp (a)                                   360                                     7
                                                                                     -------------------------
                                                                                                           34
                                                                                     -------------------------
Finance - Mortgage Loan/Banker (0.20%)
Fannie Mae                                                        3,380                                   221
                                                                                     -------------------------

Financial Guarantee Insurance (0.27%)
MBIA Inc                                                          2,290                                   143
PMI Group Inc/The                                                 2,540                                   113
Radian Group Inc (b)                                                610                                    33
Triad Guaranty Inc (a)(b)                                           472                                    19
                                                                                     -------------------------
                                                                                                          308
                                                                                     -------------------------
Food - Miscellaneous/Diversified (0.94%)
Campbell Soup Co                                                  6,342                                   246
General Mills Inc                                                 5,010                                   293
Groupe Danone ADR                                                 5,600                                    91
Kellogg Co                                                        2,750                                   142
Kraft Foods Inc                                                     850                                    30
McCormick & Co Inc/MD                                             1,000                                    38
Nestle SA ADR                                                     1,820                                   174
Ralcorp Holdings Inc (a)                                            820                                    44
                                                                                     -------------------------
                                                                                                        1,058
                                                                                     -------------------------
Food - Retail (0.30%)
Kroger Co/The                                                     7,046                                   198
Safeway Inc                                                       1,680                                    57
Tesco PLC ADR                                                     3,238                                    82
                                                                                     -------------------------
                                                                                                          337
                                                                                     -------------------------
Food - Wholesale & Distribution (0.02%)
Spartan Stores Inc                                                  750                                    25
                                                                                     -------------------------

Footwear & Related Apparel (0.07%)
Steven Madden Ltd                                                 1,100                                    36
Wolverine World Wide Inc                                          1,450                                    40
                                                                                     -------------------------
                                                                                                           76
                                                                                     -------------------------
Funeral Services & Related Items (0.04%)
Service Corp International/US                                     3,780                                    48
                                                                                     -------------------------

Gas - Distribution (0.13%)
Energen Corp                                                      2,040                                   112
Northwest Natural Gas Co (b)                                        500                                    23
South Jersey Industries Inc                                         281                                    10
                                                                                     -------------------------
                                                                                                          145
                                                                                     -------------------------
Health Care Cost Containment (0.21%)
Healthspring Inc (a)                                                553                                    10
McKesson Corp                                                     3,685                                   220
                                                                                     -------------------------
                                                                                                          230
                                                                                     -------------------------
Home Decoration Products (0.14%)
Newell Rubbermaid Inc                                             5,310                                   156
                                                                                     -------------------------


Home Furnishings (0.03%)
Tempur-Pedic International Inc (b)                                1,090                                    28
                                                                                     -------------------------

Hotels & Motels (0.19%)
Marriott International Inc/DE                                     4,058                                   175
Wyndham Worldwide Corp                                              930                                    34
                                                                                     -------------------------
                                                                                                          209
                                                                                     -------------------------
Human Resources (0.05%)
AMN Healthcare Services Inc (a)                                   1,231                                    27
Korn/Ferry International (a)                                      1,205                                    32
                                                                                     -------------------------
                                                                                                           59
                                                                                     -------------------------
Import & Export (0.22%)
Mitsubishi Corp ADR (b)                                           4,780                                   247
                                                                                     -------------------------

Independent Power Producer (0.42%)
Mirant Corp (a)                                                   4,750                                   203
NRG Energy Inc (a)(b)                                             4,380                                   182
Ormat Technologies Inc (b)                                          210                                     8
Reliant Energy Inc (a)                                            2,950                                    79
                                                                                     -------------------------
                                                                                                          472
                                                                                     -------------------------
Instruments - Controls (0.08%)
Mettler Toledo International Inc (a)                                986                                    94
                                                                                     -------------------------

Instruments - Scientific (0.16%)
Applera Corp - Applied Biosystems Group                           5,149                                   157
Varian Inc (a)                                                      371                                    21
                                                                                     -------------------------
                                                                                                          178
                                                                                     -------------------------
Internet Application Software (0.02%)
DealerTrack Holdings Inc (a)(b)                                     280                                    10
Vocus Inc (a)(b)                                                    670                                    17
                                                                                     -------------------------
                                                                                                           27
                                                                                     -------------------------
Internet Connectivity Services (0.03%)
Internap Network Services Corp (a)(b)                             2,540                                    37
                                                                                     -------------------------

Internet Infrastructure Software (0.04%)
TIBCO Software Inc (a)                                            4,920                                    45
                                                                                     -------------------------

Internet Security (0.03%)
McAfee Inc (a)                                                    1,110                                    39
                                                                                     -------------------------

Internet Telephony (0.02%)
j2 Global Communications Inc (a)                                    490                                    17
                                                                                     -------------------------

Intimate Apparel (0.04%)
Warnaco Group Inc/The (a)                                         1,070                                    42
                                                                                     -------------------------

Investment Companies (0.04%)
Ares Capital Corp                                                 1,964                                    33
Technology Investment Capital Corp                                  630                                    10
                                                                                     -------------------------
                                                                                                           43
                                                                                     -------------------------
Investment Management & Advisory Services (0.25%)
Franklin Resources Inc                                            2,112                                   280
National Financial Partners Corp                                    126                                     6
                                                                                     -------------------------
                                                                                                          286
                                                                                     -------------------------
Lasers - Systems & Components (0.04%)
Cymer Inc (a)                                                       910                                    36

Lasers - Systems & Components
Excel Technology Inc (a)                                            420                                    12
                                                                                     -------------------------
                                                                                                           48
                                                                                     -------------------------
Leisure & Recreation Products (0.04%)
K2 Inc (a)                                                          710                                    11
WMS Industries Inc (a)(b)                                         1,140                                    33
                                                                                     -------------------------
                                                                                                           44
                                                                                     -------------------------
Life & Health Insurance (0.53%)
Cigna Corp                                                        2,426                                   127
Delphi Financial Group Inc                                          975                                    41
Lincoln National Corp                                             2,740                                   194
Prudential Financial Inc                                          2,110                                   205
Reinsurance Group of America Inc                                    450                                    27
                                                                                     -------------------------
                                                                                                          594
                                                                                     -------------------------
Machinery - Construction & Mining (0.38%)
Astec Industries Inc (a)                                            660                                    28
Bucyrus International Inc                                           580                                    41
Caterpillar Inc                                                   1,319                                   103
Terex Corp (a)                                                    3,178                                   259
                                                                                     -------------------------
                                                                                                          431
                                                                                     -------------------------
Machinery - General Industry (0.07%)
Gardner Denver Inc (a)                                              976                                    41
Middleby Corp (a)(b)                                                432                                    26
Tennant Co                                                          320                                    12
                                                                                     -------------------------
                                                                                                           79
                                                                                     -------------------------
Machinery Tools & Related Products (0.05%)
Hardinge Inc                                                        241                                     8
Kennametal Inc                                                      530                                    44
                                                                                     -------------------------
                                                                                                           52
                                                                                     -------------------------
Medical - Biomedical/Gene (0.19%)
Amgen Inc (a)                                                       910                                    50
Applera Corp - Celera Group (a)                                     810                                    10
Exelixis Inc (a)                                                  1,110                                    13
Genentech Inc (a)                                                 1,150                                    87
Incyte Corp (a)                                                   1,460                                     9
Lexicon Pharmaceuticals Inc (a)                                   1,545                                     5
Myriad Genetics Inc (a)(b)                                          667                                    25
SuperGen Inc (a)                                                  2,083                                    12
                                                                                     -------------------------
                                                                                                          211
                                                                                     -------------------------
Medical - Drugs (3.21%)
Abbott Laboratories                                               7,516                                   403
Adams Respiratory Therapeutics Inc (a)(b)                           770                                    30
AstraZeneca PLC ADR                                               1,789                                    96
Bristol-Myers Squibb Co                                           8,950                                   283
Cubist Pharmaceuticals Inc (a)                                      508                                    10
Eisai Co Ltd ADR                                                  2,912                                   126
Eli Lilly & Co                                                    2,885                                   161
Forest Laboratories Inc (a)                                       3,190                                   146
GlaxoSmithKline PLC ADR                                           1,418                                    74
King Pharmaceuticals Inc (a)                                      6,569                                   134
Merck & Co Inc                                                   12,295                                   612
Novartis AG ADR (b)                                               1,061                                    60
Pfizer Inc                                                       25,075                                   641
Roche Holding AG ADR                                              1,780                                   158
Sanofi-Aventis ADR (b)                                            1,649                                    67
Schering-Plough Corp                                             10,325                                   314
Viropharma Inc (a)(b)                                             2,128                                    29

Medical - Drugs
Wyeth                                                             4,346                                   249
Zymogenetics Inc (a)(b)                                             750                                    11
                                                                                     -------------------------
                                                                                                        3,604
                                                                                     -------------------------
Medical - HMO (0.68%)
Aetna Inc                                                         3,700                                   183
Coventry Health Care Inc (a)                                        780                                    45
Sierra Health Services Inc (a)(b)                                   592                                    25
UnitedHealth Group Inc                                            2,566                                   131
WellCare Health Plans Inc (a)                                       560                                    51
WellPoint Inc (a)                                                 4,150                                   331
                                                                                     -------------------------
                                                                                                          766
                                                                                     -------------------------
Medical - Outpatient & Home Medical Care (0.03%)
Amedisys Inc (a)                                                    864                                    31
                                                                                     -------------------------

Medical Imaging Systems (0.02%)
IRIS International Inc (a)(b)                                     1,180                                    20
                                                                                     -------------------------

Medical Instruments (0.08%)
Conceptus Inc (a)(b)                                                620                                    12
Kyphon Inc (a)(b)                                                   683                                    33
Medtronic Inc                                                       770                                    40
                                                                                     -------------------------
                                                                                                           85
                                                                                     -------------------------
Medical Laboratory & Testing Service (0.17%)
Icon Plc ADR (a)                                                    850                                    37
Laboratory Corp of America Holdings (a)(b)                        1,920                                   150
                                                                                     -------------------------
                                                                                                          187
                                                                                     -------------------------
Medical Laser Systems (0.05%)
LCA-Vision Inc (b)                                                  510                                    24
Palomar Medical Technologies Inc (a)(b)                             794                                    28
                                                                                     -------------------------
                                                                                                           52
                                                                                     -------------------------
Medical Products (1.21%)
Baxter International Inc                                          5,751                                   324
Becton Dickinson & Co                                             2,405                                   179
Haemonetics Corp (a)                                                276                                    15
Johnson & Johnson                                                 9,982                                   615
Syneron Medical Ltd (a)(b)                                          565                                    14
Zimmer Holdings Inc (a)                                           2,180                                   185
Zoll Medical Corp (a)                                             1,318                                    29
                                                                                     -------------------------
                                                                                                        1,361
                                                                                     -------------------------
Metal - Copper (0.11%)
Southern Copper Corp (b)                                          1,323                                   125
                                                                                     -------------------------

Metal Processors & Fabrication (0.30%)
CIRCOR International Inc                                            280                                    11
Commercial Metals Co                                              2,194                                    74
Dynamic Materials Corp (b)                                        1,137                                    43
Ladish Co Inc (a)(b)                                                507                                    22
Precision Castparts Corp                                          1,551                                   188
                                                                                     -------------------------
                                                                                                          338
                                                                                     -------------------------
Motion Pictures & Services (0.02%)
Lions Gate Entertainment Corp (a)(b)                              2,058                                    23
                                                                                     -------------------------

Motorcycle/Motor Scooter (0.05%)
Harley-Davidson Inc                                               1,025                                    61
                                                                                     -------------------------


Multi-Line Insurance (1.97%)
ACE Ltd                                                           3,051                                   191
Allianz SE ADR (b)                                                7,000                                   163
Allstate Corp/The                                                   350                                    22
American Financial Group Inc/OH                                     885                                    30
American International Group Inc                                  9,533                                   668
AXA SA ADR (b)                                                    2,229                                    96
Hartford Financial Services Group Inc                             2,500                                   246
HCC Insurance Holdings Inc                                        2,530                                    84
Horace Mann Educators Corp                                          312                                     7
ING Groep NV ADR                                                  3,489                                   153
MetLife Inc                                                       4,940                                   319
XL Capital Ltd (b)                                                1,640                                   138
Zurich Financial Services AG ADR                                  2,900                                    89
                                                                                     -------------------------
                                                                                                        2,206
                                                                                     -------------------------
Multimedia (1.07%)
Journal Communications Inc                                        1,605                                    21
McGraw-Hill Cos Inc/The                                           4,551                                   310
News Corp                                                        12,770                                   271
Time Warner Inc                                                   5,740                                   120
Walt Disney Co/The                                               13,975                                   477
                                                                                     -------------------------
                                                                                                        1,199
                                                                                     -------------------------
Networking Products (0.78%)
Anixter International Inc (a)(b)                                    498                                    37
Cisco Systems Inc (a)                                            28,350                                   790
Polycom Inc (a)                                                   1,473                                    50
                                                                                     -------------------------
                                                                                                          877
                                                                                     -------------------------
Non-Ferrous Metals (0.05%)
Brush Engineered Materials Inc (a)(b)                               161                                     7
RTI International Metals Inc (a)                                    580                                    43
                                                                                     -------------------------
                                                                                                           50
                                                                                     -------------------------
Non-Hazardous Waste Disposal (0.02%)
Waste Connections Inc (a)                                           560                                    17
                                                                                     -------------------------

Office Automation & Equipment (0.18%)
Canon Inc ADR (b)                                                 2,206                                   129
Xerox Corp (a)                                                    3,880                                    72
                                                                                     -------------------------
                                                                                                          201
                                                                                     -------------------------
Office Supplies & Forms (0.04%)
Avery Dennison Corp                                                 620                                    41
Ennis Inc                                                           252                                     6
                                                                                     -------------------------
                                                                                                           47
                                                                                     -------------------------
Oil - Field Services (0.69%)
Baker Hughes Inc                                                    820                                    69
Matrix Service Co (a)(b)                                            383                                     9
Oceaneering International Inc (a)                                   965                                    51
Schlumberger Ltd (b)                                              6,484                                   551
Superior Energy Services (a)(b)                                   2,457                                    98
                                                                                     -------------------------
                                                                                                          778
                                                                                     -------------------------
Oil & Gas Drilling (0.19%)
Noble Corp                                                        1,320                                   129
Transocean Inc (a)                                                  810                                    86
                                                                                     -------------------------
                                                                                                          215
                                                                                     -------------------------
Oil Company - Exploration & Production (0.66%)
Devon Energy Corp                                                 1,980                                   155
Mariner Energy Inc (a)                                              720                                    17
Occidental Petroleum Corp                                         6,594                                   381
Oil Company - Exploration & Production
Penn Virginia Corp (b)                                            1,012                                    41
Petroquest Energy Inc (a)                                         1,432                                    21
Rosetta Resources Inc (a)                                           601                                    13
St Mary Land & Exploration Co                                       980                                    36
Talisman Energy Inc (b)                                           4,035                                    78
                                                                                     -------------------------
                                                                                                          742
                                                                                     -------------------------
Oil Company - Integrated (3.82%)
BG Group PLC ADR                                                  1,100                                    90
BP PLC ADR                                                          977                                    71
Chevron Corp                                                      9,870                                   831
ConocoPhillips                                                    4,447                                   349
ENI SpA ADR (b)                                                   1,817                                   132
Exxon Mobil Corp                                                 24,358                                 2,043
Marathon Oil Corp                                                 4,690                                   281
Repsol YPF SA ADR (b)                                             2,640                                   102
Statoil ASA ADR                                                   5,100                                   158
Total SA ADR (b)                                                  2,750                                   223
                                                                                     -------------------------
                                                                                                        4,280
                                                                                     -------------------------
Oil Field Machinery & Equipment (0.46%)
Cameron International Corp (a)(b)                                 2,040                                   146
Dril-Quip Inc (a)                                                   851                                    38
National Oilwell Varco Inc (a)                                    3,162                                   330
                                                                                     -------------------------
                                                                                                          514
                                                                                     -------------------------
Oil Refining & Marketing (0.45%)
Holly Corp                                                        1,061                                    79
Tesoro Corp                                                         758                                    43
Valero Energy Corp                                                5,205                                   384
                                                                                     -------------------------
                                                                                                          506
                                                                                     -------------------------
Paper & Related Products (0.08%)
International Paper Co                                            1,580                                    62
Rock-Tenn Co                                                        830                                    26
                                                                                     -------------------------
                                                                                                           88
                                                                                     -------------------------
Pharmacy Services (0.30%)
Express Scripts Inc (a)                                           2,486                                   124
HealthExtras Inc (a)(b)                                             690                                    21
Medco Health Solutions Inc (a)                                    2,452                                   191
                                                                                     -------------------------
                                                                                                          336
                                                                                     -------------------------
Physician Practice Management (0.03%)
Pediatrix Medical Group Inc (a)                                     564                                    31
                                                                                     -------------------------

Power Converter & Supply Equipment (0.04%)
Advanced Energy Industries Inc (a)                                1,819                                    41
                                                                                     -------------------------

Printing - Commercial (0.03%)
Consolidated Graphics Inc (a)                                       557                                    39
                                                                                     -------------------------

Private Corrections (0.03%)
Geo Group Inc/The (a)                                             1,276                                    37
                                                                                     -------------------------

Property & Casualty Insurance (0.79%)
American Physicians Capital Inc                                     240                                    10
Arch Capital Group Ltd (a)                                          420                                    30
Argonaut Group Inc                                                  700                                    22
Chubb Corp                                                        4,880                                   264
CNA Surety Corp (a)                                                 410                                     8
FPIC Insurance Group Inc (a)(b)                                      84                                     3

Property & Casualty Insurance
Navigators Group Inc (a)                                            240                                    13
Philadelphia Consolidated Holding Co (a)                          2,125                                    89
Safeco Corp                                                         560                                    35
Safety Insurance Group Inc                                          550                                    23
Selective Insurance Group                                           792                                    21
Tower Group Inc (b)                                               1,160                                    37
Travelers Cos Inc/The                                             5,264                                   282
United America Indemnity Ltd (a)                                    290                                     7
Zenith National Insurance Corp                                      818                                    38
                                                                                     -------------------------
                                                                                                          882
                                                                                     -------------------------
Publicly Traded Investment Fund (0.88%)
iShares Russell 1000 Growth Index Fund (b)                        2,300                                   136
iShares Russell 1000 Value Index Fund (b)                         1,330                                   115
iShares S&P 500 Index Fund/US (b)                                 4,897                                   736
                                                                                     -------------------------
                                                                                                          987
                                                                                     -------------------------
Real Estate Operator & Developer (0.10%)
Brookfield Asset Management Inc                                   2,775                                   111
                                                                                     -------------------------

Recreational Centers (0.04%)
Life Time Fitness Inc (a)(b)                                        880                                    47
                                                                                     -------------------------

Regional Banks (2.52%)
Bank of America Corp                                             20,079                                   982
Comerica Inc                                                      3,130                                   186
PNC Financial Services Group Inc                                  3,896                                   279
US Bancorp                                                        6,290                                   207
Wachovia Corp                                                     9,777                                   501
Wells Fargo & Co                                                 19,121                                   672
                                                                                     -------------------------
                                                                                                        2,827
                                                                                     -------------------------
Reinsurance (0.04%)
Axis Capital Holdings Ltd                                           850                                    35
Max Capital Group Ltd                                               260                                     7
                                                                                     -------------------------
                                                                                                           42
                                                                                     -------------------------
REITS - Apartments (0.18%)
AvalonBay Communities Inc                                         1,440                                   171
Essex Property Trust Inc                                            230                                    27
                                                                                     -------------------------
                                                                                                          198
                                                                                     -------------------------
REITS - Diversified (0.06%)
Entertainment Properties Trust                                      740                                    40
Investors Real Estate Trust (b)                                     512                                     5
Washington Real Estate Investment Trust (b)                         540                                    18
                                                                                     -------------------------
                                                                                                           63
                                                                                     -------------------------
REITS - Healthcare (0.08%)
Senior Housing Properties Trust                                   2,374                                    48
Ventas Inc                                                        1,195                                    44
                                                                                     -------------------------
                                                                                                           92
                                                                                     -------------------------
REITS - Hotels (0.23%)
Ashford Hospitality Trust Inc                                     2,000                                    23
DiamondRock Hospitality Co                                        1,360                                    26
FelCor Lodging Trust Inc                                          1,180                                    31
Highland Hospitality Corp                                         1,820                                    35
Hospitality Properties Trust                                        670                                    28
Host Hotels & Resorts Inc                                         4,297                                    99
Innkeepers USA Trust                                                604                                    11
                                                                                     -------------------------
                                                                                                          253
                                                                                     -------------------------

REITS - Mortgage (0.07%)
Anthracite Capital Inc                                              490                                     6
Arbor Realty Trust Inc                                              471                                    12
Deerfield Triarc Capital Corp (b)                                 2,442                                    36
Gramercy Capital Corp/New York                                      990                                    27
                                                                                     -------------------------
                                                                                                           81
                                                                                     -------------------------
REITS - Office Property (0.29%)
BioMed Realty Trust Inc (b)                                       1,452                                    37
Boston Properties Inc                                             1,675                                   171
SL Green Realty Corp                                                913                                   113
                                                                                     -------------------------
                                                                                                          321
                                                                                     -------------------------
REITS - Regional Malls (0.17%)
Simon Property Group Inc                                          1,717                                   160
Taubman Centers Inc                                                 660                                    32
                                                                                     -------------------------
                                                                                                          192
                                                                                     -------------------------
REITS - Shopping Centers (0.03%)
Inland Real Estate Corp (b)                                         780                                    13
Kite Realty Group Trust                                             380                                     7
Saul Centers Inc                                                    200                                     9
Urstadt Biddle Properties Inc                                       550                                    10
                                                                                     -------------------------
                                                                                                           39
                                                                                     -------------------------
REITS - Single Tenant (0.01%)
Getty Realty Corp                                                   408                                    11
                                                                                     -------------------------

Research & Development (0.03%)
Parexel International Corp (a)(b)                                   900                                    38
                                                                                     -------------------------

Resorts & Theme Parks (0.05%)
Vail Resorts Inc (a)(b)                                             923                                    56
                                                                                     -------------------------

Respiratory Products (0.02%)
Respironics Inc (a)                                                 604                                    26
                                                                                     -------------------------

Retail - Apparel & Shoe (0.47%)
Aeropostale Inc (a)(b)                                              565                                    24
American Eagle Outfitters Inc                                     3,927                                   101
Brown Shoe Co Inc                                                   454                                    11
Charlotte Russe Holding Inc (a)                                   1,310                                    35
Dress Barn Inc (a)(b)                                             1,860                                    38
Genesco Inc (a)(b)                                                  773                                    40
Men's Wearhouse Inc                                                 900                                    46
Nordstrom Inc                                                     3,822                                   195
Wet Seal Inc/The (a)(b)                                           5,772                                    35
                                                                                     -------------------------
                                                                                                          525
                                                                                     -------------------------
Retail - Appliances (0.01%)
Conn's Inc (a)(b)                                                   323                                     9
                                                                                     -------------------------

Retail - Auto Parts (0.03%)
Autozone Inc (a)                                                    260                                    36
                                                                                     -------------------------

Retail - Automobile (0.01%)
Asbury Automotive Group Inc                                         610                                    15
                                                                                     -------------------------

Retail - Building Products (0.11%)
Home Depot Inc                                                    2,313                                    91

Retail - Building Products
Lowe's Cos Inc                                                    1,120                                    34
                                                                                     -------------------------
                                                                                                          125
                                                                                     -------------------------
Retail - Consumer Electronics (0.16%)
RadioShack Corp (b)                                               5,350                                   177
                                                                                     -------------------------

Retail - Convenience Store (0.02%)
Pantry Inc/The (a)(b)                                               504                                    23
                                                                                     -------------------------

Retail - Discount (0.48%)
Big Lots Inc (a)(b)                                               4,205                                   123
Dollar Tree Stores Inc (a)                                        1,971                                    86
Target Corp                                                         752                                    48
TJX Cos Inc                                                       1,485                                    41
Wal-Mart Stores Inc                                               4,986                                   240
                                                                                     -------------------------
                                                                                                          538
                                                                                     -------------------------
Retail - Drug Store (0.32%)
Walgreen Co                                                       8,354                                   364
                                                                                     -------------------------

Retail - Jewelry (0.04%)
Signet Group PLC ADR (b)                                          2,271                                    48
                                                                                     -------------------------

Retail - Major Department Store (0.21%)
JC Penney Co Inc                                                  3,249                                   235
                                                                                     -------------------------

Retail - Regional Department Store (0.23%)
Kohl's Corp (a)                                                   3,575                                   254
                                                                                     -------------------------

Retail - Restaurants (0.78%)
AFC Enterprises (a)                                               1,030                                    18
CEC Entertainment Inc (a)                                           510                                    18
Darden Restaurants Inc                                            2,930                                   129
McDonald's Corp                                                   8,785                                   446
Ruth's Chris Steak House (a)                                        965                                    16
Sonic Corp (a)(b)                                                   800                                    18
Yum! Brands Inc                                                   6,918                                   226
                                                                                     -------------------------
                                                                                                          871
                                                                                     -------------------------
Retail - Sporting Goods (0.03%)
Hibbett Sports Inc (a)(b)                                         1,169                                    32
                                                                                     -------------------------

Rubber - Tires (0.13%)
Continental AG ADR                                                1,062                                   148
                                                                                     -------------------------

Rubber & Plastic Products (0.01%)
Myers Industries Inc                                                502                                    11
                                                                                     -------------------------

Savings & Loans - Thrifts (0.09%)
First Place Financial Corp/OH                                       420                                     9
FirstFed Financial Corp (a)(b)                                      540                                    31
Franklin Bank Corp/Houston TX (a)(b)                                630                                     9
PFF Bancorp Inc                                                     364                                    10
TierOne Corp                                                        200                                     6
Washington Mutual Inc (b)                                           490                                    21
WSFS Financial Corp                                                 152                                    10
                                                                                     -------------------------
                                                                                                           96
                                                                                     -------------------------

Schools (0.05%)
ITT Educational Services Inc (a)                                    457                                    54
                                                                                     -------------------------

Seismic Data Collection (0.04%)
Dawson Geophysical Co (a)                                           192                                    12
Input/Output Inc (a)(b)                                           2,216                                    34
                                                                                     -------------------------
                                                                                                           46
                                                                                     -------------------------
Semiconductor Component - Integrated Circuits (0.22%)
Atmel Corp (a)                                                   20,323                                   113
Cirrus Logic Inc (a)                                              2,726                                    23
Emulex Corp (a)                                                   1,920                                    42
Integrated Device Technology Inc (a)                              2,480                                    38
Micrel Inc                                                        1,596                                    20
Standard Microsystems Corp (a)                                      480                                    16
                                                                                     -------------------------
                                                                                                          252
                                                                                     -------------------------
Semiconductor Equipment (0.11%)
Entegris Inc (a)(b)                                               1,100                                    13
Kla-Tencor Corp                                                     850                                    47
Teradyne Inc (a)                                                  3,540                                    62
                                                                                     -------------------------
                                                                                                          122
                                                                                     -------------------------
Steel - Producers (0.55%)
Arcelor Mittal (b)                                                1,795                                   112
Carpenter Technology Corp                                           240                                    31
Chaparral Steel Co                                                  714                                    51
Claymont Steel Inc (a)                                              340                                     7
Nucor Corp                                                        2,400                                   141
POSCO ADR (b)                                                       797                                    96
Reliance Steel & Aluminum Co                                      1,146                                    64
Steel Dynamics Inc                                                2,710                                   114
                                                                                     -------------------------
                                                                                                          616
                                                                                     -------------------------
Steel - Specialty (0.20%)
Allegheny Technologies Inc                                        2,137                                   224
                                                                                     -------------------------

Telecommunication Equipment (0.11%)
Anaren Inc (a)(b)                                                   768                                    13
Arris Group Inc (a)                                               2,995                                    53
Comtech Telecommunications Corp (a)(b)                              879                                    41
Sirenza Microdevices Inc (a)(b)                                   1,283                                    15
                                                                                     -------------------------
                                                                                                          122
                                                                                     -------------------------
Telecommunication Equipment - Fiber Optics (0.06%)
Corning Inc                                                       2,060                                    53
Oplink Communications Inc (a)                                       740                                    11
                                                                                     -------------------------
                                                                                                           64
                                                                                     -------------------------
Telecommunication Services (0.21%)
Consolidated Communications Holdings Inc                          1,300                                    29
Embarq Corp                                                       2,480                                   157
NeuStar Inc (a)(b)                                                  858                                    25
Premiere Global Services Inc (a)                                  1,460                                    19
                                                                                     -------------------------
                                                                                                          230
                                                                                     -------------------------
Telephone - Integrated (2.00%)
Alaska Communications Systems Group Inc (b)                       1,425                                    23
AT&T Inc                                                         30,160                                 1,252
BT Group PLC ADR                                                  2,000                                   133
CenturyTel Inc                                                    1,090                                    53
Nippon Telegraph & Telephone Corp ADR                             2,270                                    50
Qwest Communications International Inc (a)(b)                    27,606                                   268
Royal KPN NV ADR (b)                                              5,000                                    83

Telephone - Integrated
Sprint Nextel Corp                                                1,555                                    32
Verizon Communications Inc                                        8,513                                   351
                                                                                     -------------------------
                                                                                                        2,245
                                                                                     -------------------------
Television (0.02%)
Sinclair Broadcast Group Inc                                      1,581                                    22
                                                                                     -------------------------

Theaters (0.05%)
Regal Entertainment Group (b)                                     2,668                                    59
                                                                                     -------------------------

Therapeutics (0.33%)
BioMarin Pharmaceuticals Inc (a)(b)                               1,620                                    29
Gilead Sciences Inc (a)                                           7,100                                   275
Isis Pharmaceuticals Inc (a)(b)                                   2,190                                    21
Medarex Inc (a)(b)                                                2,254                                    32
Progenics Pharmaceuticals Inc (a)(b)                                720                                    16
                                                                                     -------------------------
                                                                                                          373
                                                                                     -------------------------
Tobacco (1.07%)
Altria Group Inc                                                  8,066                                   566
British American Tobacco PLC ADR (b)                                964                                    67
Imperial Tobacco Group PLC ADR                                    1,297                                   120
Loews Corp - Carolina Group                                       1,585                                   122
Reynolds American Inc (b)                                         2,410                                   157
UST Inc                                                           3,133                                   168
                                                                                     -------------------------
                                                                                                        1,200
                                                                                     -------------------------
Tools - Hand Held (0.13%)
Snap-On Inc                                                       2,858                                   144
                                                                                     -------------------------

Toys (0.29%)
Hasbro Inc                                                        3,820                                   120
Jakks Pacific Inc (a)(b)                                          1,084                                    31
Mattel Inc                                                        7,080                                   179
                                                                                     -------------------------
                                                                                                          330
                                                                                     -------------------------
Transactional Software (0.03%)
VeriFone Holdings Inc (a)(b)                                        931                                    33
                                                                                     -------------------------

Transport - Marine (0.07%)
American Commercial Lines Inc (a)(b)                                313                                     8
Horizon Lines Inc (b)                                               741                                    25
Tidewater Inc (b)                                                   695                                    49
                                                                                     -------------------------
                                                                                                           82
                                                                                     -------------------------
Transport - Rail (0.09%)
Union Pacific Corp                                                  831                                    96
                                                                                     -------------------------

Transport - Services (0.34%)
CH Robinson Worldwide Inc                                         3,444                                   181
FedEx Corp                                                          595                                    66
HUB Group Inc (a)                                                 1,200                                    42
United Parcel Service Inc                                         1,335                                    98
                                                                                     -------------------------
                                                                                                          387
                                                                                     -------------------------
Transport - Truck (0.02%)
Old Dominion Freight Line (a)                                       331                                    10
Saia Inc (a)                                                        281                                     8
                                                                                     -------------------------
                                                                                                           18
                                                                                     -------------------------

Travel Services (0.01%)
Ambassadors Group Inc                                               410                                    15
                                                                                     -------------------------

Veterinary Diagnostics (0.04%)
VCA Antech Inc (a)                                                1,150                                    43
                                                                                     -------------------------

Vitamins & Nutrition Products (0.01%)
USANA Health Sciences Inc (a)(b)                                    220                                    10
                                                                                     -------------------------

Web Portals (0.50%)
Google Inc (a)                                                    1,072                                   561
                                                                                     -------------------------

Wire & Cable Products (0.05%)
General Cable Corp (a)(b)                                           743                                    56
                                                                                     -------------------------

Wireless Equipment (0.22%)
EMS Technologies Inc (a)(b)                                         580                                    13
Motorola Inc                                                        385                                     7
Qualcomm Inc                                                      4,698                                   204
Viasat Inc (a)                                                      550                                     17
                                                                                      -------------------------
                                                                                                           241
                                                                                      -------------------------
TOTAL COMMON STOCKS                                                                $                    71,147
                                                                                      -------------------------


                                                               Principal
                                                               Amount                   Value (000's)
                                                               (000's)
BONDS (31.30%)
Aerospace & Defense Equipment (0.16%)
GenCorp Inc
9.50%, 8/15/2013                                                     60                                  64
Goodrich Corp
6.80%, 7/ 1/2036                                                     50                                  52
Sequa Corp
9.00%, 8/ 1/2009                                                     60                                  62
                                                                                   -------------------------
                                                                                                        178
                                                                                   -------------------------
Agricultural Operations (0.08%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                    95                                  93
                                                                                   -------------------------

Airlines (0.06%)
American Airlines Inc
7.25%, 2/ 5/2009                                                     35                                  35
Continental Airlines Inc
5.98%, 4/19/2022                                                     30                                  29
                                                                                   -------------------------
                                                                                                         64
                                                                                   -------------------------
Apparel Manufacturers (0.07%)
Levi Strauss & Co
12.25%, 12/15/2012                                                   70                                  76
                                                                                   -------------------------

Appliances (0.02%)
Whirlpool Corp
5.86%, 6/15/2009 (c)                                                 25                                  25
                                                                                   -------------------------

Asset Backed Securities (3.82%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (c)                                                 22                                  22
Argent Securities Inc
5.47%, 7/25/2036 (c)(d)                                             300                                 300

Asset Backed Securities
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (c)                                               275                                 275
Citigroup Mortgage Loan Trust Inc
5.47%, 3/25/2037 (c)                                                150                                 150
Countrywide Asset-Backed Certificates
6.39%, 1/25/2034 (c)                                                220                                 221
5.61%, 2/25/2036 (c)(d)                                             250                                 250
5.57%, 3/25/2036 (c)(d)                                             250                                 250
5.48%, 2/25/2037 (c)                                                150                                 150
5.49%, 6/25/2037 (c)                                                150                                 150
Countrywide Home Equity Loan Trust
5.52%, 5/15/2036 (c)(d)                                             147                                 147
First Franklin Mortgage Loan Asset Backed Certificates
5.59%, 9/25/2035 (c)                                                325                                 326
5.56%, 11/25/2035 (c)                                               400                                 401
First Horizon Asset Back Trust
5.45%, 10/25/2026 (c)                                               171                                 171
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (c)(e)                                              68                                  68
GMAC Mortgage Corp Loan Trust
5.53%, 11/25/2036 (c)(d)                                            225                                 225
Great America Leasing Receivables
5.39%, 9/15/2011 (e)                                                 30                                  30
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (c)(d)                                             200                                 200
5.45%, 11/25/2036                                                   120                                 119
5.47%, 3/25/2037 (c)                                                 75                                  75
Long Beach Mortgage Loan Trust
5.85%, 6/25/2034 (c)                                                 30                                  30
5.43%, 10/25/2036 (c)(d)                                            275                                 275
5.49%, 12/25/2036 (c)                                               175                                 175
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (c)(e)(f)                                           55                                  55
Morgan Stanley ABS Capital I
5.50%, 2/25/2036 (c)                                                175                                 175
MSDWCC Heloc Trust
5.51%, 7/25/2017 (c)                                                 31                                  31
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (c)                                                  1                                   1
Saxon Asset Securities Trust
5.54%, 3/25/2035 (c)(d)                                              16                                  16
                                                                                   -------------------------
                                                                                                      4,288
                                                                                   -------------------------
Auto - Car & Light Trucks (0.16%)
DaimlerChrysler NA Holding Corp
5.84%, 9/10/2007 (c)                                                 50                                  50
4.75%, 1/15/2008                                                     15                                  15
5.79%, 3/13/2009 (c)                                                 75                                  75
5.75%, 9/ 8/2011                                                     40                                  40
                                                                                   -------------------------
                                                                                                        180
                                                                                   -------------------------
Auto/Truck Parts & Equipment - Original (0.04%)
Tenneco Inc
10.25%, 7/15/2013                                                    40                                  43
                                                                                   -------------------------

Automobile Sequential (0.39%)
Capital Auto Receivables Asset Trust
5.69%, 6/15/2010 (c)                                                 50                                  50
5.52%, 3/15/2011 (c)                                                 60                                  60

Automobile Sequential
Daimler Chrysler Auto Trust
2.85%, 8/ 8/2010 (d)                                                200                                 199
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                     60                                  59
5.60%, 10/15/2012 (f)                                                20                                  20
WFS Financial Owner Trust
4.50%, 5/17/2013                                                     55                                  54
                                                                                   -------------------------
                                                                                                        442
                                                                                   -------------------------
Brewery (0.06%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                   50                                  59
Coors Brewing Co
6.38%, 5/15/2012                                                     10                                  10
                                                                                   -------------------------
                                                                                                         69
                                                                                   -------------------------
Building - Residential & Commercial (0.03%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                   35                                  35
                                                                                   -------------------------

Building & Construction Products - Miscellaneous (0.07%)
CRH America Inc
6.00%, 9/30/2016                                                     25                                  25
6.40%, 10/15/2033 (b)                                                10                                  10
Interline Brands Inc
8.13%, 6/15/2014                                                     45                                  45
                                                                                   -------------------------
                                                                                                         80
                                                                                   -------------------------
Building Products - Cement & Aggregate (0.08%)
Martin Marietta Materials Inc
5.51%, 4/30/2010 (c)                                                 90                                  90
                                                                                   -------------------------

Building Products - Wood (0.24%)
Masco Corp
5.66%, 3/12/2010 (c)                                                265                                 265
                                                                                   -------------------------

Cable TV (0.24%)
Charter Communications Operating LLC/Charter Communications Operating Capital
8.00%, 4/30/2012 (e)                                                         40                                         40
Comcast Corp
7.05%, 3/15/2033                                                              20                                         21
COX Communications Inc
4.63%, 1/15/2010                                                              30                                         29
6.75%, 3/15/2011                                                              50                                         52
7.13%, 10/ 1/2012                                                              5                                          5
CSC Holdings Inc
7.88%, 12/15/2007                                                             45                                         45
Rogers Cable Inc
6.75%, 3/15/2015                                                              50                                         52
Time Warner Cable Inc
6.55%, 5/ 1/2037 (e)                                                          30                                         29
                                                                                                   -------------------------
                                                                                                                        273
                                                                                                   -------------------------
Casino Hotels (0.06%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                              65                                         63
                                                                                                   -------------------------

Cellular Telecommunications (0.40%)
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                              75                                         82

Cellular Telecommunications
Nextel Communications Inc
5.95%, 3/15/2014                                                              90                                         86
Rogers Wireless Inc
7.25%, 12/15/2012 (b)                                                         65                                         69
6.38%, 3/ 1/2014                                                              70                                         71
Rural Cellular Corp
8.25%, 3/15/2012                                                              25                                         25
Vodafone Group PLC
5.70%, 6/15/2011 (c)                                                          45                                         45
5.64%, 2/27/2012 (c)(d)                                                       75                                         75
                                                                                                   -------------------------
                                                                                                                        453
                                                                                                   -------------------------
Chemicals - Diversified (0.11%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                             15                                         16
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                             55                                         54
Lyondell Chemical Co
10.50%, 6/ 1/2013                                                             20                                         22
8.25%, 9/15/2016                                                              35                                         36
                                                                                                   -------------------------
                                                                                                                        128
                                                                                                   -------------------------
Coal (0.04%)
Peabody Energy Corp
7.38%, 11/ 1/2016                                                             40                                         41
                                                                                                   -------------------------

Coatings & Paint (0.03%)
Valspar Corp
5.63%, 5/ 1/2012                                                              20                                         20
6.05%, 5/ 1/2017                                                              20                                         19
                                                                                                   -------------------------
                                                                                                                         39
                                                                                                   -------------------------
Commercial Banks (0.30%)
BanColombia SA
6.88%, 5/25/2017                                                              65                                         63
Commonwealth Bank of Australia
6.02%, 3/15/2036 (e)                                                          40                                         39
KeyBank NA
5.38%, 8/ 8/2007 (c)                                                         100                                        100
VTB Capital SA for Vneshtorgbank
5.96%, 8/ 1/2008 (c)(d)(e)                                                   100                                        100
Woori Bank
6.13%, 5/ 3/2016 (c)(e)                                                       40                                         40
                                                                                                   -------------------------
                                                                                                                        342
                                                                                                   -------------------------
Commercial Services (0.06%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                                              70                                         70
                                                                                                   -------------------------

Computer Services (0.07%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                              30                                         31
Unisys Corp
7.88%, 4/ 1/2008                                                              45                                         45
                                                                                                   -------------------------
                                                                                                                         76
                                                                                                   -------------------------
Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                                              20                                         20
                                                                                                   -------------------------


Computers - Memory Devices (0.05%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011 (b)                                                         20                                         19
6.80%, 10/ 1/2016                                                             35                                         34
                                                                                                   -------------------------
                                                                                                                         53
                                                                                                   -------------------------
Containers - Paper & Plastic (0.04%)
Pactiv Corp
5.88%, 7/15/2012                                                              35                                         35
6.40%, 1/15/2018                                                              15                                         15
                                                                                                   -------------------------
                                                                                                                         50
                                                                                                   -------------------------
Credit Card Asset Backed Securities (0.29%)
American Express Credit Account Master Trust
5.55%, 8/15/2011 (c)(e)                                                       30                                         30
Arran
5.50%, 12/15/2010 (c)(f)                                                     100                                        100
Citibank Credit Card Master Trust I
5.65%, 3/10/2011 (c)                                                         100                                        100
Providian Master Note Trust
5.10%, 11/15/2012 (e)                                                        100                                        100
                                                                                                   -------------------------
                                                                                                                        330
                                                                                                   -------------------------
Cruise Lines (0.04%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                             40                                         40
                                                                                                   -------------------------

Data Processing & Management (0.04%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                              30                                         30
Fidelity National Information Services
4.75%, 9/15/2008                                                              15                                         15
                                                                                                   -------------------------
                                                                                                                         45
                                                                                                   -------------------------
Diversified Manufacturing Operations (0.04%)
Carlisle Cos Inc
6.13%, 8/15/2016                                                              50                                         50
                                                                                                   -------------------------

Diversified Minerals (0.03%)
Vale Overseas Ltd
6.25%, 1/23/2017                                                              40                                         40
                                                                                                   -------------------------

Diversified Operations (0.07%)
Capmark Financial Group Inc
6.01%, 5/10/2010 (c)(d)(e)                                                    75                                         75
                                                                                                   -------------------------

Drug Delivery Systems (0.07%)
Hospira Inc
5.83%, 3/30/2010 (c)(d)                                                       50                                         50
5.55%, 3/30/2012                                                              30                                         30
                                                                                                   -------------------------
                                                                                                                         80
                                                                                                   -------------------------
E-Commerce - Products (0.02%)
FTD Inc
7.75%, 2/15/2014                                                              20                                         20
                                                                                                   -------------------------

Electric - Distribution (0.03%)
Detroit Edison Co/The
5.45%, 2/15/2035                                                              40                                         36
                                                                                                   -------------------------


Electric - Generation (0.12%)
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                             49                                         51
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (e)                                                          20                                         20
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (e)                                                         40                                         40
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (e)                                                          28                                         28
                                                                                                   -------------------------
                                                                                                                        139
                                                                                                   -------------------------
Electric - Integrated (1.08%)
AmerenUE
4.65%, 10/ 1/2013                                                             35                                         33
Arizona Public Service Co
6.38%, 10/15/2011                                                             30                                         31
6.50%, 3/ 1/2012                                                              25                                         26
5.80%, 6/30/2014                                                              45                                         44
6.25%, 8/ 1/2016                                                              40                                         40
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016 (e)                                                         25                                         25
Carolina Power & Light Co
6.65%, 4/ 1/2008                                                              50                                         50
Commonwealth Edison Co
6.15%, 3/15/2012                                                              25                                         25
4.70%, 4/15/2015                                                              50                                         46
5.95%, 8/15/2016                                                              30                                         29
Consumers Energy Co
4.25%, 4/15/2008                                                              10                                         10
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (c)                                                         35                                         34
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                              30                                         30
6.11%, 12/ 8/2008 (c)(e)                                                      70                                         70
Exelon Corp
4.45%, 6/15/2010                                                              20                                         19
6.75%, 5/ 1/2011                                                              35                                         36
Indianapolis Power & Light Co
7.38%, 8/ 1/2007                                                              40                                         40
Northeast Utilities
3.30%, 6/ 1/2008                                                              25                                         24
NorthWestern Corp
5.88%, 11/ 1/2014                                                             65                                         63
PPL Energy Supply LLC
5.40%, 8/15/2014                                                              40                                         38
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                              30                                         29
Sierra Pacific Power Co
6.25%, 4/15/2012                                                             175                                        176
6.00%, 5/15/2016                                                              60                                         59
Southern Co
5.30%, 1/15/2012                                                              30                                         30
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                             20                                         19
Transelec SA
7.88%, 4/15/2011                                                              10                                         11
TXU Electric Delivery Co
5.74%, 9/16/2008 (b)(c)(e)                                                    25                                         25
6.38%, 5/ 1/2012                                                             125                                        128

Electric - Integrated
TXU Energy Co LLC
6.13%, 3/15/2008                                                              25                                         25
                                                                                                   -------------------------
                                                                                                                      1,215
                                                                                                   -------------------------
Electronic Components - Miscellaneous (0.04%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                              50                                         50
                                                                                                   -------------------------

Electronic Components - Semiconductors (0.04%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                              40                                         40
                                                                                                   -------------------------

Electronic Connectors (0.04%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                              40                                         40
                                                                                                   -------------------------

Electronics - Military (0.05%)
L-3 Communications Corp
5.88%, 1/15/2015                                                              65                                         60
                                                                                                   -------------------------

Finance - Auto Loans (0.24%)
Ford Motor Credit Co LLC
5.80%, 1/12/2009                                                              20                                         20
9.88%, 8/10/2011                                                             100                                        105
7.80%, 6/ 1/2012                                                              15                                         15
GMAC LLC
6.31%, 11/30/2007                                                             20                                         20
6.88%, 9/15/2011                                                              40                                         39
6.00%, 12/15/2011                                                             40                                         38
6.63%, 5/15/2012                                                              30                                         29
                                                                                                   -------------------------
                                                                                                                        266
                                                                                                   -------------------------
Finance - Commercial (0.47%)
CIT Group Inc
5.59%, 4/27/2011 (c)(d)                                                      100                                         99
5.64%, 7/28/2011 (c)                                                          25                                         25
Textron Financial Corp
5.49%, 2/25/2011 (c)(d)                                                      100                                        100
6.00%, 2/15/2067 (b)(c)(e)                                                    30                                         28
Textron Financial Floorplan Master Note
5.64%, 5/13/2010 (c)(d)(e)                                                   275                                        276
                                                                                                   -------------------------
                                                                                                                        528
                                                                                                   -------------------------
Finance - Consumer Loans (0.26%)
HSBC Finance Corp
4.13%, 11/16/2009                                                             75                                         73
5.64%, 11/16/2009 (c)                                                         75                                         75
7.00%, 5/15/2012                                                              65                                         69
SLM Corp
5.51%, 7/26/2010 (b)(c)                                                       75                                         71
                                                                                                   -------------------------
                                                                                                                        288
                                                                                                   -------------------------
Finance - Credit Card (0.14%)
Capital One Bank
5.00%, 6/15/2009                                                              75                                         74
6.50%, 6/13/2013                                                              60                                         62
Capital One Capital III
7.69%, 8/15/2036                                                              20                                         21
                                                                                                   -------------------------
                                                                                                                        157
                                                                                                   -------------------------

Finance - Investment Banker & Broker (0.92%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                             15                                         14
E*Trade Financial Corp
8.00%, 6/15/2011                                                              60                                         62
Goldman Sachs Group Inc/The
3.88%, 1/15/2009                                                              45                                         44
5.56%, 3/ 2/2010 (c)                                                          75                                         75
6.45%, 5/ 1/2036                                                              35                                         34
Jefferies Group Inc
6.45%, 6/ 8/2027                                                              75                                         73
6.25%, 1/15/2036                                                              60                                         56
JPMorgan Chase & Co
5.25%, 5/ 1/2015                                                             165                                        159
Lazard Group
7.13%, 5/15/2015                                                              45                                         47
6.85%, 6/15/2017 (e)                                                          30                                         30
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049 (b)                                                         35                                         34
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (c)                                                         160                                        161
Morgan Stanley
5.64%, 1/15/2010 (c)                                                         100                                        101
5.30%, 3/ 1/2013                                                              30                                         29
4.75%, 4/ 1/2014                                                             125                                        117
                                                                                                   -------------------------
                                                                                                                      1,036
                                                                                                   -------------------------
Finance - Leasing Company (0.08%)
International Lease Finance Corp
5.63%, 9/20/2013                                                              44                                         44
5.65%, 6/ 1/2014                                                              50                                         50
                                                                                                   -------------------------
                                                                                                                         94
                                                                                                   -------------------------
Finance - Mortgage Loan/Banker (0.80%)
Countrywide Financial Corp
5.61%, 5/ 5/2008 (c)                                                         100                                        100
5.63%, 12/19/2008 (c)                                                         85                                         85
5.80%, 6/ 7/2012                                                              65                                         64
6.25%, 5/15/2016                                                              40                                         39
Fannie Mae
6.50%, 2/25/2047 (f)                                                          30                                         31
Freddie Mac
4.75%, 5/ 6/2013 (b)                                                          90                                         87
4.63%, 5/28/2013                                                              55                                         53
6.75%, 3/15/2031 (b)                                                          92                                        105
5.50%, 9/15/2031 (c)                                                         100                                         97
Ginnie Mae
3.96%, 6/16/2031                                                              69                                         66
1.13%, 2/16/2047 (c)                                                         570                                         36
Residential Capital LLC
6.46%, 5/22/2009 (c)                                                          75                                         75
6.00%, 2/22/2011                                                              65                                         63
                                                                                                   -------------------------
                                                                                                                        901
                                                                                                   -------------------------
Finance - Other Services (0.05%)
Alamosa Delaware Inc
11.00%, 7/31/2010                                                             30                                         32
8.50%, 1/31/2012                                                              20                                         21
                                                                                                   -------------------------
                                                                                                                         53
                                                                                                   -------------------------

Financial Guarantee Insurance (0.03%)
AMBAC Financial Group Inc
6.15%, 2/15/2037 (b)                                                          20                                         18
MGIC Investment Corp
5.63%, 9/15/2011                                                              20                                         20
                                                                                                   -------------------------
                                                                                                                         38
                                                                                                   -------------------------
Food - Miscellaneous/Diversified (0.04%)
Corn Products International Inc
8.45%, 8/15/2009                                                              45                                         47
                                                                                                   -------------------------

Food - Retail (0.08%)
Delhaize Group
6.50%, 6/15/2017 (e)                                                          35                                         35
Safeway Inc
5.71%, 3/27/2009 (c)                                                          50                                         50
                                                                                                   -------------------------
                                                                                                                         85
                                                                                                   -------------------------
Gas - Distribution (0.06%)
Sempra Energy
4.75%, 5/15/2009                                                              40                                         40
Southern Union Co
6.15%, 8/16/2008                                                              30                                         30
                                                                                                   -------------------------
                                                                                                                         70
                                                                                                   -------------------------
Health Care Cost Containment (0.03%)
McKesson Corp
5.25%, 3/ 1/2013                                                              30                                         29
                                                                                                   -------------------------

Home Equity - Other (1.77%)
Bear Stearns Asset Backed Securities Inc
5.48%, 8/25/2036 (c)(d)                                                      200                                        200
Citigroup Mortgage Loan Trust Inc
5.59%, 10/25/2035 (c)(d)                                                     200                                        200
5.47%, 12/25/2035 (c)(d)                                                     225                                        225
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)                                                          75                                         75
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                             90                                         90
5.81%, 10/25/2036                                                             35                                         35
6.05%, 7/25/2037 (c)(f)                                                       65                                         65
GSAA Trust
5.46%, 4/25/2047 (c)(d)                                                      167                                        167
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (c)                                                          47                                         47
Option One Mortgage Loan Trust
6.37%, 5/25/2034 (c)                                                          85                                         85
5.42%, 7/25/2036 (c)(d)                                                      225                                        225
Residential Asset Securities Corp
5.52%, 5/25/2035 (c)(d)                                                      195                                        195
WAMU Asset-Backed Certificates
5.49%, 5/25/2037 (c)                                                          85                                         85
Wells Fargo Home Equity Trust
5.82%, 4/25/2034 (c)(d)                                                      110                                        110
5.61%, 10/25/2035 (c)(e)                                                     177                                        177
                                                                                                   -------------------------
                                                                                                                      1,981
                                                                                                   -------------------------
Home Equity - Sequential (0.12%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                              75                                         74

Home Equity - Sequential
Countrywide Asset-Backed Certificates (continued)
5.51%, 8/25/2036                                                              65                                         65
                                                                                                   -------------------------
                                                                                                                        139
                                                                                                   -------------------------
Housewares (0.06%)
Vitro SAB de CV
8.63%, 2/ 1/2012 (e)                                                          45                                         46
9.13%, 2/ 1/2017 (e)                                                          20                                         20
                                                                                                   -------------------------
                                                                                                                         66
                                                                                                   -------------------------
Industrial (0.03%)
Union Pacific Corp
5.65%, 5/ 1/2017                                                              30                                         29
                                                                                                   -------------------------

Insurance Brokers (0.13%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (c)                                                         100                                        100
Willis North America Inc
6.20%, 3/28/2017                                                              45                                         44
                                                                                                   -------------------------
                                                                                                                        144
                                                                                                   -------------------------
Investment Companies (0.13%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (e)                                                         100                                         98
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (c)(e)                                                      50                                         50
                                                                                                   -------------------------
                                                                                                                        148
                                                                                                   -------------------------
Investment Management & Advisory Services (0.06%)
Ameriprise Financial Inc
7.52%, 6/ 1/2066 (c)                                                          60                                         63
                                                                                                   -------------------------

Leisure & Recreation Products (0.03%)
K2 Inc
7.38%, 7/ 1/2014                                                              35                                         37
                                                                                                   -------------------------

Life & Health Insurance (0.19%)
Cigna Corp
6.15%, 11/15/2036                                                             30                                         29
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (b)(c)(e)                                                    35                                         36
Lincoln National Corp
5.46%, 4/ 6/2009 (c)                                                          75                                         75
6.05%, 4/20/2067 (b)(c)                                                       25                                         24
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                             25                                         26
Unum Group
5.86%, 5/15/2009                                                              20                                         20
                                                                                                   -------------------------
                                                                                                                        210
                                                                                                   -------------------------
Machinery - Farm (0.04%)
Case New Holland Inc
6.00%, 6/ 1/2009                                                              50                                         50
                                                                                                   -------------------------

Medical - Biomedical/Gene (0.04%)
Amgen Inc
5.85%, 6/ 1/2017 (e)                                                          50                                         49
                                                                                                   -------------------------

Medical - Drugs (0.08%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (c)                                                         65                                         67

Medical - Drugs
Teva Pharmaceutical Finance LLC
6.15%, 2/ 1/2036                                                              20                                         19
                                                                                                   -------------------------
                                                                                                                         86
                                                                                                   -------------------------
Medical - HMO (0.27%)
Coventry Health Care Inc
5.88%, 1/15/2012                                                              90                                         90
5.95%, 3/15/2017                                                              25                                         24
Health Net Inc
6.38%, 6/ 1/2017                                                              70                                         69
UnitedHealth Group Inc
6.00%, 6/15/2017 (e)                                                          40                                         40
WellPoint Inc
5.85%, 1/15/2036                                                              50                                         46
6.38%, 6/15/2037                                                              30                                         29
                                                                                                   -------------------------
                                                                                                                        298
                                                                                                   -------------------------
Medical - Wholesale Drug Distribution (0.08%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                              40                                         39
Cardinal Health Inc
5.65%, 6/15/2012 (e)                                                          50                                         50
                                                                                                   -------------------------
                                                                                                                         89
                                                                                                   -------------------------
Medical Instruments (0.03%)
Boston Scientific Corp
6.00%, 6/15/2011                                                              35                                         35
                                                                                                   -------------------------

Medical Laboratory & Testing Service (0.01%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017                                                              10                                         10
                                                                                                   -------------------------

Medical Products (0.03%)
Baxter International Inc
5.90%, 9/ 1/2016                                                              30                                         30
                                                                                                   -------------------------

Metal - Diversified (0.03%)
Falconbridge Ltd
7.25%, 7/15/2012                                                              15                                         16
5.38%, 6/ 1/2015                                                              15                                         14
                                                                                                   -------------------------
                                                                                                                         30
                                                                                                   -------------------------
Money Center Banks (0.08%)
Comerica Capital Trust II
6.58%, 2/20/2037                                                              45                                         42
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(e)                                                      50                                         47
                                                                                                   -------------------------
                                                                                                                         89
                                                                                                   -------------------------
Mortgage Backed Securities (9.90%)
Adjustable Rate Mortgage Trust
5.09%, 11/25/2035 (c)                                                         50                                         49
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (c)                                                         155                                        155
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (c)                                                          75                                         74
4.86%, 7/10/2043 (b)                                                         205                                        193
4.97%, 7/10/2043                                                              40                                         37
5.33%, 9/10/2045                                                             100                                         99
5.31%, 10/10/2045 (c)                                                         80                                         79

Mortgage Backed Securities
Banc of America Funding Corp
5.60%, 7/20/2036 (c)(d)                                                      238                                        238
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (c)                                                          50                                         49
Bear Stearns Alt-A Trust
5.48%, 11/25/2036 (c)(d)                                                     188                                        188
5.49%, 4/25/2037 (c)(d)                                                      139                                        140
Bear Stearns Commercial Mortgage Securities Inc
0.65%, 5/11/2039 (c)(e)                                                      485                                          8
3.24%, 2/11/2041                                                              21                                         20
5.47%, 6/11/2041                                                             130                                        128
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (c)                                                         161                                        162
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (c)                                                      1,447                                         38
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.64%, 10/15/2048 (c)                                                      2,565                                         58
0.53%, 12/11/2049 (c)                                                      1,820                                         33
Commercial Mortgage Pass Through Certificates
4.05%, 10/15/2037                                                            200                                        194
5.22%, 5/10/2043 (c)                                                          25                                         24
0.05%, 12/10/2046 (c)                                                      1,464                                         18
5.25%, 12/10/2046                                                             70                                         69
Countrywide Alternative Loan Trust
6.34%, 7/20/2035 (c)(f)                                                       55                                         55
Countrywide Asset-Backed Certificates
5.72%, 4/25/2036 (c)(d)                                                      200                                        200
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (c)                                                        225                                        216
5.62%, 4/25/2046 (c)(d)                                                      196                                        197
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (c)                                                          60                                         60
0.79%, 9/15/2039 (e)                                                       1,525                                         44
0.08%, 12/15/2039                                                            479                                          8
0.87%, 12/15/2039 (c)                                                      1,850                                         62
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (c)(e)                                                      42                                         42
6.25%, 12/16/2035                                                            119                                        119
1.37%, 3/15/2036 (c)(e)                                                      427                                         12
0.64%, 5/15/2036 (c)(e)                                                      686                                          8
0.80%, 7/15/2036 (c)(e)                                                      814                                         15
4.95%, 7/15/2037                                                             120                                        111
0.17%, 11/15/2037 (c)(e)                                                   1,320                                         27
7.91%, 9/15/2041 (c)                                                          30                                         31
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                             105                                        103
DLJ Mortgage Acceptance Corp
6.99%, 10/15/2030 (e)                                                        125                                        125
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032                                                              45                                         48
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014                                                           2,935                                         37
5.61%, 4/10/2017 (c)                                                         135                                        132
4.98%, 5/10/2043 (c)                                                         220                                        209
5.51%, 11/10/2045 (c)                                                        260                                        252
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (c)(d)                                                      168                                        168
5.63%, 10/25/2045 (c)(d)                                                     177                                        178

Mortgage Backed Securities
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017                                                             205                                        198
0.47%, 6/10/2036 (c)(e)                                                    5,087                                         51
6.11%, 7/10/2038 (c)                                                          70                                         70
0.51%, 3/10/2039 (c)(e)                                                    1,285                                         31
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                            999                                         43
Impac CMB Trust
5.63%, 4/25/2035 (c)                                                          30                                         30
Impac Secured Assets CMN Owner Trust
5.60%, 3/25/2036 (c)(d)                                                      300                                        300
Indymac Index Mortgage Loan Trust
5.50%, 1/25/2037 (c)(d)                                                      160                                        160
5.56%, 4/25/2037 (c)(f)                                                      139                                        139
JP Morgan Chase Commercial Mortgage Securities
0.73%, 10/12/2035 (c)(e)                                                     495                                         17
5.02%, 1/12/2037                                                              15                                         14
5.31%, 9/12/2037 (c)                                                          25                                         23
1.27%, 1/12/2039 (c)(e)                                                      616                                         19
5.63%, 6/12/2041 (c)                                                          75                                         74
0.23%, 1/15/2042 (c)(e)                                                    1,396                                         24
4.78%, 7/15/2042                                                              90                                         84
5.59%, 5/12/2045 (c)                                                          55                                         54
5.44%, 5/15/2045 (c)                                                         100                                         97
5.30%, 5/15/2047 (c)                                                         105                                        103
5.47%, 6/12/2047                                                             200                                        193
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                              51                                         51
4.95%, 11/25/2035 (c)                                                        125                                        122
5.30%, 4/25/2036 (c)                                                          25                                         25
5.83%, 6/25/2036 (c)(d)                                                       93                                         93
5.98%, 6/25/2036 (c)                                                          32                                         31
5.96%, 8/25/2036 (c)                                                         170                                        170
5.57%, 10/25/2036 (c)                                                        180                                        177
LB Commercial Conduit Mortgage Trust
6.21%, 10/15/2035                                                            472                                        474
LB-UBS Commercial Mortgage Trust
5.97%, 3/15/2026 (d)                                                         117                                        118
4.44%, 12/15/2029 (c)                                                        100                                         97
4.31%, 2/15/2030                                                             195                                        190
5.74%, 6/15/2032                                                              70                                         70
0.85%, 3/15/2034 (c)(e)                                                      579                                          6
0.36%, 3/15/2036 (c)(e)                                                      523                                         14
1.29%, 3/15/2036 (c)(e)                                                      436                                         12
0.87%, 8/15/2036 (c)(e)                                                      635                                         11
5.41%, 9/15/2039 (c)                                                          25                                         24
5.46%, 2/15/2040 (c)                                                         245                                        236
Merrill Lynch Alternative Note Asset Trust
5.53%, 4/25/2037 (c)(f)                                                      150                                        150
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                              90                                         89
5.80%, 5/12/2039 (c)                                                          85                                         85
5.84%, 5/12/2039 (c)                                                         115                                        114
0.68%, 2/12/2042 (c)                                                       1,861                                         24
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (c)                                                          55                                         53
0.74%, 8/12/2048 (c)                                                       1,000                                         41
0.06%, 12/12/2049 (c)                                                        724                                         11
5.11%, 12/12/2049 (c)                                                         85                                         83
Mortgage Backed Securities
Morgan Stanley Capital I
1.19%, 1/13/2041 (c)(e)                                                      440                                         14
0.05%, 12/15/2043 (c)(e)                                                   1,043                                         14
Sequoia Mortgage Trust
5.69%, 2/20/2034 (c)                                                          97                                         97
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (c)                                                          48                                         48
5.55%, 3/25/2036 (c)                                                          63                                         63
Structured Adjustable Rate Mortgage Loan Trust
5.25%, 12/25/2035                                                             55                                         54
5.25%, 2/25/2036 (c)                                                          73                                         72
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)                                                         100                                        100
Thornburg Mortgage Securities Trust
5.46%, 1/25/2036 (c)(d)                                                      222                                        222
Wachovia Bank Commercial Mortgage Trust
0.24%, 11/15/2035 (e)                                                      1,618                                         17
1.30%, 10/15/2041 (c)(e)                                                   2,569                                         39
0.53%, 3/15/2042 (c)(e)                                                    3,890                                         41
4.94%, 4/15/2042                                                             210                                        199
5.25%, 12/15/2043                                                             65                                         64
4.52%, 5/15/2044                                                              65                                         63
5.80%, 7/15/2045                                                             100                                         99
WaMu Mortgage Pass Through Certificates
3.97%, 3/25/2033                                                              56                                         56
3.80%, 6/25/2034 (c)                                                          85                                         82
4.68%, 5/25/2035 (c)                                                          40                                         39
5.79%, 7/25/2044 (c)                                                          33                                         33
5.85%, 1/25/2045 (c)                                                          90                                         90
5.70%, 11/25/2045 (c)(d)                                                     205                                        205
5.54%, 8/25/2046 (c)(d)                                                      250                                        251
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (c)                                                         191                                        192
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (e)                                                          68                                         65
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (c)                                                          75                                         74
                                                                                                   -------------------------
                                                                                                                     11,100
                                                                                                   -------------------------
Mortgage Securities (0.08%)
Ginnie Mae
4.51%, 10/16/2028 (c)                                                         60                                         58
0.85%, 3/16/2047 (c)                                                         535                                         34
                                                                                                   -------------------------
                                                                                                                         92
                                                                                                   -------------------------
Multi-Line Insurance (0.35%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(c)                                                       50                                         48
CNA Financial Corp
6.00%, 8/15/2011                                                              40                                         40
Genworth Financial Inc
6.15%, 11/15/2066 (c)                                                         45                                         43
ING Groep NV
5.78%, 12/ 8/2035                                                             75                                         73
Metropolitan Life Global Funding I
5.51%, 3/17/2009 (c)(e)                                                      160                                        160
XL Capital Ltd  6.500%
6.50%, 12/31/2049 (c)                                                         30                                         28
                                                                                                   -------------------------
                                                                                                                        392
                                                                                                   -------------------------

Multimedia (0.15%)
News America Inc
6.63%, 1/ 9/2008                                                              45                                         45
6.20%, 12/15/2034                                                             15                                         14
Viacom Inc
5.71%, 6/16/2009 (b)(c)                                                       75                                         75
5.75%, 4/30/2011                                                              30                                         30
                                                                                                   -------------------------
                                                                                                                        164
                                                                                                   -------------------------
Mutual Insurance (0.03%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (c)(e)                                                       35                                         34
                                                                                                   -------------------------

Non-Hazardous Waste Disposal (0.07%)
Allied Waste North America Inc
5.75%, 2/15/2011                                                              25                                         24
9.25%, 9/ 1/2012                                                              20                                         21
Oakmont Asset Trust
4.51%, 12/22/2008 (e)                                                         35                                         34
                                                                                                   -------------------------
                                                                                                                         79
                                                                                                   -------------------------
Office Automation & Equipment (0.07%)
Xerox Corp
5.50%, 5/15/2012                                                              30                                         29
6.40%, 3/15/2016                                                              25                                         25
6.75%, 2/ 1/2017 (b)                                                          20                                         21
                                                                                                   -------------------------
                                                                                                                         75
                                                                                                   -------------------------
Office Furnishings - Original (0.02%)
Steelcase Inc
6.50%, 8/15/2011                                                              20                                         20
                                                                                                   -------------------------

Oil - Field Services (0.26%)
BJ Services Co
5.53%, 6/ 1/2008 (c)                                                         100                                        100
Hanover Equipment Trust
8.75%, 9/ 1/2011                                                              50                                         52
Smith International Inc
7.00%, 9/15/2007                                                             100                                        100
6.00%, 6/15/2016                                                              30                                         30
Weatherford International Inc
6.80%, 6/15/2037 (e)                                                          15                                         15
                                                                                                   -------------------------
                                                                                                                        297
                                                                                                   -------------------------
Oil Company - Exploration & Production (0.60%)
Anadarko Petroleum Corp
5.76%, 9/15/2009 (c)(d)                                                       75                                         75
6.45%, 9/15/2036                                                              50                                         48
Apache Corp
5.25%, 4/15/2013                                                              50                                         49
6.00%, 1/15/2037                                                              15                                         14
Canadian Natural Resources Ltd
6.25%, 3/15/2038                                                              30                                         28
Chesapeake Energy Corp
7.50%, 9/15/2013                                                              60                                         61
Newfield Exploration Co
7.45%, 10/15/2007                                                             70                                         70
6.63%, 9/ 1/2014                                                              40                                         39
Nexen Inc
5.05%, 11/20/2013                                                             50                                         48
6.40%, 5/15/2037                                                              35                                         33

Oil Company - Exploration & Production
Occidental Petroleum Corp
4.00%, 11/30/2007                                                             35                                         35
Swift Energy Co
7.63%, 7/15/2011                                                              50                                         51
7.13%, 6/ 1/2017                                                              50                                         48
XTO Energy Inc
5.65%, 4/ 1/2016                                                              25                                         24
6.10%, 4/ 1/2036 (b)                                                          50                                         47
                                                                                                   -------------------------
                                                                                                                        670
                                                                                                   -------------------------
Oil Company - Integrated (0.13%)
Husky Energy Inc
6.15%, 6/15/2019                                                              45                                         44
Petrobras International Finance Co
8.38%, 12/10/2018                                                             40                                         46
Petro-Canada
5.95%, 5/15/2035                                                              30                                         28
Petronas Capital Ltd
7.88%, 5/22/2022 (e)                                                          20                                         24
                                                                                                   -------------------------
                                                                                                                        142
                                                                                                   -------------------------
Oil Refining & Marketing (0.33%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                             60                                         60
6.38%, 2/ 1/2013                                                              20                                         20
Giant Industries Inc
11.00%, 5/15/2012                                                             40                                         42
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                              70                                         72
9.50%, 2/ 1/2013                                                              40                                         43
Tesoro Corp
6.25%, 11/ 1/2012                                                             50                                         50
6.63%, 11/ 1/2015                                                             20                                         20
6.50%, 6/ 1/2017 (e)                                                          25                                         24
Valero Energy Corp
6.63%, 6/15/2037                                                              40                                         40
                                                                                                   -------------------------
                                                                                                                        371
                                                                                                   -------------------------
Paper & Related Products (0.05%)
Alto Parana SA
6.38%, 6/ 9/2017 (e)                                                          40                                         40
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                              15                                         14
                                                                                                   -------------------------
                                                                                                                         54
                                                                                                   -------------------------
Pharmacy Services (0.08%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                              60                                         63
Omnicare Inc
6.75%, 12/15/2013                                                             10                                         10
6.88%, 12/15/2015                                                             15                                         14
                                                                                                   -------------------------
                                                                                                                         87
                                                                                                   -------------------------
Pipelines (0.63%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                              25                                         24
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                              30                                         29
El Paso Natural Gas Co
5.95%, 4/15/2017 (e)                                                          15                                         14
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                              20                                         20
Pipelines
Enbridge Energy Partners LP (continued)
5.95%, 6/ 1/2033                                                              40                                         36
Enbridge Inc
5.80%, 6/15/2014                                                              50                                         50
Energy Transfer Partners LP
6.63%, 10/15/2036                                                             15                                         15
National Fuel Gas Co
5.25%, 3/ 1/2013                                                              30                                         29
Northwest Pipeline Corp
5.95%, 4/15/2017 (e)                                                          25                                         24
ONEOK Partners LP
5.90%, 4/ 1/2012                                                              45                                         45
6.65%, 10/ 1/2036                                                             35                                         35
Pacific Energy
6.25%, 9/15/2015                                                             100                                         98
Plains All American Pipeline LP
6.70%, 5/15/2036                                                              40                                         40
Southern Natural Gas Co
5.90%, 4/ 1/2017 (e)                                                          30                                         29
TEPPCO Partners LP
7.63%, 2/15/2012                                                              35                                         37
Texas Eastern Transmission LP
5.25%, 7/15/2007                                                              60                                         60
TransCanada Pipelines Ltd
6.35%, 5/15/2067 (c)                                                          50                                         48
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(e)                                                       30                                         29
Williams Partners LP/Williams Partners
7.25%, 2/ 1/2017                                                              40                                         40
                                                                                                   -------------------------
                                                                                                                        702
                                                                                                   -------------------------
Property & Casualty Insurance (0.13%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                              30                                         31
Chubb Corp
6.38%, 3/29/2067 (c)                                                          35                                         34
Progressive Corp/The
6.70%, 6/15/2037                                                              30                                         30
Travelers Cos Inc/The
6.25%, 3/15/2067 (b)(c)                                                       30                                         29
WR Berkley Corp
6.25%, 2/15/2037                                                              30                                         28
                                                                                                   -------------------------
                                                                                                                        152
                                                                                                   -------------------------
Publishing - Periodicals (0.02%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                            20                                         22
                                                                                                   -------------------------

Real Estate Operator & Developer (0.09%)
Duke Realty LP
5.63%, 8/15/2011                                                              15                                         15
ERP Operating LP
5.75%, 6/15/2017                                                              40                                         39
Regency Centers LP
8.45%, 9/ 1/2010                                                              20                                         22
5.88%, 6/15/2017                                                              25                                         24
                                                                                                   -------------------------
                                                                                                                        100
                                                                                                   -------------------------

Recreational Centers (0.05%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                             55                                         58
                                                                                                   -------------------------

Regional Banks (0.49%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (c)                                                          75                                         74
BAC Capital Trust XIV
5.63%, 3/15/2043 (b)(c)                                                       45                                         44
Capital One Financial Corp
5.70%, 9/15/2011                                                              30                                         30
Fleet Capital Trust II
7.92%, 12/11/2026                                                             80                                         83
Keycorp
5.42%, 5/26/2009 (c)                                                          75                                         75
SunTrust Preferred Capital I
5.85%, 12/31/2049 (c)                                                         30                                         30
Wachovia Corp
5.63%, 12/15/2008                                                            115                                        115
6.38%, 2/ 1/2009                                                              10                                         10
Wells Fargo & Co
3.12%, 8/15/2008                                                              35                                         34
Wells Fargo Capital X
5.95%, 12/15/2036 (b)                                                         55                                         51
                                                                                                   -------------------------
                                                                                                                        546
                                                                                                   -------------------------
Reinsurance (0.12%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                              50                                         49
PartnerRe Finance II
6.44%, 12/ 1/2066 (c)                                                         25                                         23
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                              60                                         62
                                                                                                   -------------------------
                                                                                                                        134
                                                                                                   -------------------------
REITS - Apartments (0.10%)
Archstone-Smith Operating Trust
6.50%, 2/15/2012                                                              13                                         13
AvalonBay Communities Inc
5.50%, 1/15/2012                                                              35                                         35
BRE Properties Inc
5.50%, 3/15/2017                                                              30                                         29
UDR Inc
6.50%, 6/15/2009                                                              35                                         36
                                                                                                   -------------------------
                                                                                                                        113
                                                                                                   -------------------------
REITS - Diversified (0.14%)
iStar Financial Inc
5.70%, 9/15/2009 (c)(d)                                                       50                                         50
5.71%, 3/ 9/2010 (c)                                                          50                                         50
5.85%, 3/15/2017                                                              60                                         58
                                                                                                   -------------------------
                                                                                                                        158
                                                                                                   -------------------------
REITS - Healthcare (0.14%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (c)(d)                                                       50                                         50
5.65%, 12/15/2013                                                             55                                         54
6.00%, 1/30/2017                                                              35                                         34
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                              15                                         15
                                                                                                   -------------------------
                                                                                                                        153
                                                                                                   -------------------------

REITS - Hotels (0.03%)
Hospitality Properties Trust
6.30%, 6/15/2016                                                              35                                         35
                                                                                                   -------------------------

REITS - Office Property (0.11%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                             45                                         45
5.70%, 5/ 1/2017                                                              35                                         34
Highwoods Properties Inc
5.85%, 3/15/2017 (e)                                                          25                                         24
HRPT Properties Trust
5.96%, 3/16/2011 (c)                                                          25                                         25
                                                                                                   -------------------------
                                                                                                                        128
                                                                                                   -------------------------
REITS - Regional Malls (0.09%)
Simon Property Group LP
4.60%, 6/15/2010                                                              15                                         15
5.60%, 9/ 1/2011                                                              45                                         45
5.75%, 5/ 1/2012                                                              40                                         40
                                                                                                   -------------------------
                                                                                                                        100
                                                                                                   -------------------------
REITS - Shopping Centers (0.02%)
Federal Realty Investment Trust
6.20%, 1/15/2017                                                              20                                         20
                                                                                                   -------------------------

REITS - Warehouse & Industrial (0.09%)
Prologis
5.61%, 8/24/2009 (c)(d)                                                      100                                        100
                                                                                                   -------------------------

Rental - Auto & Equipment (0.10%)
Erac USA Finance Co
5.90%, 11/15/2015 (e)                                                         65                                         64
United Rentals North America Inc
7.75%, 11/15/2013 (b)                                                         50                                         50
                                                                                                   -------------------------
                                                                                                                        114
                                                                                                   -------------------------
Retail - Drug Store (0.00%)
Rite Aid Corp
9.50%, 6/15/2017 (e)                                                           5                                          5
                                                                                                   -------------------------

Retail - Propane Distribution (0.05%)
Inergy LP/Inergy Finance Corp
8.25%, 3/ 1/2016 (b)                                                          50                                         51
                                                                                                   -------------------------

Retail - Regional Department Store (0.04%)
JC Penney Corp Inc
5.75%, 2/15/2018                                                              20                                         19
6.38%, 10/15/2036                                                             25                                         24
                                                                                                   -------------------------
                                                                                                                         43
                                                                                                   -------------------------
Satellite Telecommunications (0.07%)
Intelsat Corp
6.38%, 1/15/2008                                                              80                                         80
                                                                                                   -------------------------

Savings & Loans - Thrifts (0.16%)
Washington Mutual Inc
5.66%, 1/15/2010 (c)                                                         175                                        175
                                                                                                   -------------------------

Sovereign (0.12%)
Colombia Government International Bond
7.38%, 9/18/2037                                                              30                                         33

Sovereign
Mexico Government International Bond
6.05%, 1/13/2009 (c)                                                          60                                         60
South Africa Government International Bond
6.50%, 6/ 2/2014                                                              45                                         47
                                                                                                   -------------------------
                                                                                                                        140
                                                                                                   -------------------------
Special Purpose Entity (0.31%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (e)                                                         60                                         62
5.20%, 8/15/2015 (e)                                                          65                                         62
Capital One Capital IV
6.75%, 2/17/2037                                                              30                                         28
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037                                                              20                                         19
Petroplus Finance Ltd
6.75%, 5/ 1/2014 (b)(e)                                                       80                                         77
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(e)(g)                                                    35                                         34
Regency Energy Partners
8.38%, 12/15/2013 (e)                                                         65                                         67
                                                                                                   -------------------------
                                                                                                                        349
                                                                                                   -------------------------
Steel - Producers (0.15%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                             130                                        144
Steel Dynamics Inc
6.75%, 4/ 1/2015 (e)                                                          20                                         20
                                                                                                   -------------------------
                                                                                                                        164
                                                                                                   -------------------------
Telecommunication Services (0.10%)
MasTec Inc
7.63%, 2/ 1/2017 (e)                                                          40                                         40
Qwest Corp
7.88%, 9/ 1/2011                                                              60                                         63
Telcordia Technologies Inc
9.11%, 7/15/2012 (c)(e)                                                       10                                         10
                                                                                                   -------------------------
                                                                                                                        113
                                                                                                   -------------------------
Telephone - Integrated (0.40%)
AT&T Corp
7.30%, 11/15/2011 (c)                                                         50                                         53
Deutsche Telekom International Finance BV
5.54%, 3/23/2009 (c)                                                          75                                         75
France Telecom SA
7.75%, 3/ 1/2011 (c)                                                          75                                         80
Royal KPN NV
8.00%, 10/ 1/2010                                                             20                                         22
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (c)                                                          25                                         25
5.97%, 7/18/2011 (c)                                                          45                                         45
Telefonica Emisiones SAU
5.65%, 2/ 4/2013 (a)(c)(g)                                                    30                                         30
Telefonica Europe BV
7.75%, 9/15/2010                                                             105                                        111
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008                                                             10                                         10
                                                                                                   -------------------------
                                                                                                                        451
                                                                                                   -------------------------
Television (0.09%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                             100                                        102
                                                                                                   -------------------------

Tobacco (0.09%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                              75                                         78
6.75%, 6/15/2017                                                              20                                         20
                                                                                                   -------------------------
                                                                                                                         98
                                                                                                   -------------------------
Transport - Rail (0.02%)
Union Pacific Corp
4.70%, 1/ 2/2024                                                              19                                         18
                                                                                                   -------------------------

Transport - Services (0.02%)
FedEx Corp
3.50%, 4/ 1/2009                                                              25                                         24
                                                                                                   -------------------------

Vitamins & Nutrition Products (0.06%)
NBTY Inc
7.13%, 10/ 1/2015                                                             70                                         69
                                                                                                   -------------------------

Wire & Cable Products (0.04%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                              50                                         51
                                                                                                   -------------------------
TOTAL BONDS                                                                                     $                    35,116
                                                                                                   -------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (17.56%) Federal Hom
Mortgage Corporation (FHLMC) (4.95%)
4.50%, 7/ 1/2022 (h)                                                         325                                        309
5.00%, 7/ 1/2022 (h)                                                         125                                        121
5.50%, 7/ 1/2022 (h)                                                          65                                         64
5.00%, 7/ 1/2037 (h)                                                         100                                         94
5.50%, 7/ 1/2037 (h)                                                       1,325                                      1,278
6.00%, 8/ 1/2037 (h)                                                       1,195                                      1,183
6.50%, 6/ 1/2017                                                              81                                         82
5.00%, 5/ 1/2018                                                             655                                        635
5.50%, 12/ 1/2022                                                            163                                        159
7.00%, 12/ 1/2027                                                             48                                         50
6.00%, 1/ 1/2029                                                              62                                         62
7.50%, 8/ 1/2030                                                               5                                          5
8.00%, 12/ 1/2030                                                             65                                         68
7.50%, 1/ 1/2031                                                              12                                         12
6.50%, 5/ 1/2031                                                              17                                         18
6.50%, 6/ 1/2031                                                              48                                         49
6.50%, 11/ 1/2031                                                             21                                         21
5.50%, 3/ 1/2033                                                             153                                        148
5.50%, 4/ 1/2033                                                             139                                        134
5.50%, 10/ 1/2033                                                            243                                        235
6.50%, 10/ 1/2035                                                             86                                         87
6.00%, 8/ 1/2036                                                              47                                         47
6.50%, 11/ 1/2036                                                             89                                         90
4.68%, 8/ 1/2035 (c)                                                          41                                         40
5.00%, 9/ 1/2035 (c)                                                          99                                         99
5.68%, 10/ 1/2036 (c)                                                        292                                        290
5.56%, 2/ 1/2037 (c)                                                          73                                         73
5.63%, 2/ 1/2037 (c)                                                         100                                         99
                                                                                                   -------------------------
                                                                                                                      5,552
                                                                                                   -------------------------
Federal National Mortgage Association (FNMA) (7.08%)
4.50%, 7/ 1/2022 (h)                                                         560                                        531
5.00%, 7/ 1/2022 (h)                                                         150                                        145
5.50%, 7/ 1/2022 (h)                                                         330                                        325
6.00%, 2/ 1/2025                                                             149                                        150
5.00%, 7/ 1/2037 (h)                                                       2,580                                      2,417

Federal National Mortgage Association (FNMA)
5.50%, 7/ 1/2037 (h)                                                         675                                        651
6.00%, 8/ 1/2037 (h)                                                         910                                        900
6.50%, 3/ 1/2008                                                               3                                          4
6.00%, 4/ 1/2008                                                               8                                          8
6.00%, 3/ 1/2009                                                               -                                          -
6.00%, 5/ 1/2009                                                              22                                         22
6.00%, 11/ 1/2009                                                             14                                         14
6.00%, 12/ 1/2009                                                              2                                          2
6.00%, 5/ 1/2010                                                               4                                          4
4.50%, 9/ 1/2010                                                              99                                         97
6.00%, 10/ 1/2021                                                            207                                        208
6.50%, 2/ 1/2032                                                              44                                         45
5.50%, 1/ 1/2033                                                             391                                        379
5.50%, 7/ 1/2033                                                             520                                        504
5.50%, 9/ 1/2033                                                             222                                        215
4.24%, 6/ 1/2034 (c)                                                          37                                         36
4.34%, 7/ 1/2034 (c)                                                          21                                         21
4.30%, 12/ 1/2034 (c)                                                         59                                         58
4.59%, 3/ 1/2035 (c)                                                          63                                         62
5.72%, 2/ 1/2036 (c)                                                          38                                         38
5.64%, 6/ 1/2036 (c)                                                         115                                        115
5.79%, 6/ 1/2036 (c)(f)                                                       24                                         23
6.00%, 7/ 1/2036                                                             109                                        107
6.50%, 8/ 1/2036                                                              77                                         78
6.50%, 10/ 1/2036                                                            109                                        110
6.50%, 11/ 1/2036                                                            115                                        116
5.45%, 1/ 1/2037 (c)                                                          79                                         79
5.51%, 1/ 1/2037 (c)                                                         245                                        246
6.50%, 1/ 1/2037                                                             180                                        182
5.47%, 3/ 1/2037 (c)                                                          55                                         55
                                                                                                   -------------------------
                                                                                                                      7,947
                                                                                                   -------------------------
Government National Mortgage Association (GNMA) (0.93%)
5.50%, 7/ 1/2037 (h)                                                         410                                        398
6.00%, 1/15/2029                                                             208                                        208
7.00%, 5/15/2031                                                              24                                         25
6.00%, 6/15/2032                                                              20                                         20
5.00%, 11/15/2033                                                            237                                        224
6.00%, 12/15/2033                                                             76                                         76
6.00%, 9/20/2026                                                              55                                         55
7.00%, 2/20/2032                                                              34                                         36
                                                                                                   -------------------------
                                                                                                                      1,042
                                                                                                   -------------------------
U.S. Treasury (4.38%)
3.50%, 2/15/2010 (b)                                                         950                                        918
4.50%, 4/30/2012 (b)                                                         575                                        564
4.25%, 8/15/2013 (b)                                                         425                                        410
4.75%, 5/15/2014 (b)                                                         200                                        198
4.25%, 11/15/2014 (b)                                                        600                                        572
8.13%, 8/15/2019 (b)                                                         325                                        411
7.13%, 2/15/2023 (b)                                                         575                                        690
6.00%, 2/15/2026 (b)                                                         425                                        464
6.25%, 5/15/2030 (b)                                                         600                                        686
                                                                                                   -------------------------
                                                                                                                      4,913
                                                                                                   -------------------------
U.S. Treasury Inflation-Indexed Obligations (0.22%)
2.00%, 1/15/2014 (b)                                                         252                                        243
                                                                                                   -------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                           $                    19,697
                                                                                                   -------------------------

SHORT TERM INVESTMENTS (1.23%)
Commercial Paper (1.23%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                           1,376                                      1,376
                                                                                                   -------------------------
TOTAL SHORT TERM INVESTMENTS                                                                    $                     1,376
                                                                                                   -------------------------
MONEY MARKET FUNDS (8.02%)
placePlaceNameMoney PlaceTypeCenter Banks (8.02%)
BNY Institutional Cash Reserve Fund (d)                                    8,996                                      8,996
                                                                                                   -------------------------
TOTAL MONEY MARKET FUNDS                                                                        $                     8,996
                                                                                                   -------------------------
Total Investments                                                                               $                   136,332
Liabilities in Excess of Other Assets, Net - (21.54)%                                                              (24,161)
                                                                                                   -------------------------
TOTAL NET ASSETS - 100.00%                                                                      $                   112,171
                                                                                                   =========================
                                                                                                 -------------------------

                                                                                                 =========================

     (a)  Non-Income Producing Security

     (b) Security or a portion of the security was on loan at the end of the period.

     (c)  Variable Rate

     (d)  Security was purchased with the cash proceeds from securities loans.

     (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,344 or 2.98% of net assets.

     (f) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $638 or 0.57% of net assets.

     (g)  Security purchased on a when-issued basis.

     (h) Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $                    12,807
Unrealized Depreciation                                                        (1,881)
                                                              -------------------------
Net Unrealized Appreciation (Depreciation)                                      10,926
Cost for federal income tax purposes                                           125,406
All dollar amounts are shown in thousands (000's)




Portfolio Summary (unaudited)
------------------------------------------------------------- -------------------------
Sector                                                                         Percent
------------------------------------------------------------- -------------------------
Financial                                                                       28.38%
Mortgage Securities                                                             23.10%
Consumer, Non-cyclical                                                          13.26%
Industrial                                                                       8.41%
Energy                                                                           8.30%
Communications                                                                   7.91%
Technology                                                                       6.96%
Asset Backed Securities                                                          6.69%
Consumer, Cyclical                                                               6.32%
Government                                                                       4.94%
Utilities                                                                        3.75%
Basic Materials                                                                  2.57%
Exchange Traded Funds                                                            0.78%
Funds                                                                            0.10%
Diversified                                                                      0.07%
Liabilities in Excess of Other Assets, Net                                   (-21.54%)
                                                              -------------------------
TOTAL NET ASSETS                                                               100.00%
                                                              =========================





Schedule of Investments

June 30, 2007 (unaudited)
Bond Account

                                                                                          Shares Held             Value (000's)
COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)                                                                                          71           $         1
                                                                                                                        ---------
TOTAL COMMON STOCKS                                                               $                                  $         1
                                                                                                                        ---------

                                                                      Principal
                                                                   Amount (000's)                      Value (000's)
BONDS (85.08%) Advertising Services (0.18%) RH Donnelley Inc
10.88%, 12/15/2012 (b)                                                            755                                805
                                                                                                   ----------------------

Aerospace & Defense Equipment (0.27%)
GenCorp Inc
9.50%, 8/15/2013                                                                  375                                401
Goodrich Corp
6.80%, 7/ 1/2036                                                                  450                                466
Sequa Corp
8.88%, 4/ 1/2008                                                                  200                                202
9.00%, 8/ 1/2009                                                                  150                                155
                                                                                                   ----------------------
                                                                                                                   1,224
                                                                                                   ----------------------
Agricultural Operations (0.12%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                 550                                541
                                                                                                   ----------------------

Airlines (0.15%)
American Airlines Inc
7.25%, 2/ 5/2009                                                                  360                                361
Continental Airlines Inc
5.98%, 4/19/2022                                                                  320                                311
                                                                                                   ----------------------
                                                                                                                     672
                                                                                                   ----------------------
Apparel Manufacturers (0.31%)
Levi Strauss & Co
12.25%, 12/15/2012                                                                980                              1,061
Phillips-Van Heusen
7.25%, 2/15/2011                                                                  100                                101
7.75%, 11/15/2023                                                                 225                                234
                                                                                                   ----------------------
                                                                                                                   1,396
                                                                                                   ----------------------
Appliances (0.07%)
Whirlpool Corp
5.86%, 6/15/2009 (c)                                                              325                                325
                                                                                                   ----------------------

Asset Backed Securities (6.74%)
Ameriquest Mortgage Securities Inc
5.62%, 3/25/2035 (c)                                                              122                                122
5.55%, 7/25/2035 (c)                                                              176                                176
Chase Funding Mortgage Loan Asset-Backed Certificates
5.82%, 9/25/2033 (c)                                                              490                                491
Countrywide Asset-Backed Certificates
5.84%, 6/25/2035 (c)                                                              720                                722
5.57%, 3/25/2036 (c)(d)                                                         1,500                              1,503
5.57%, 4/25/2036 (c)                                                            1,750                              1,753

Asset Backed Securities
Countrywide Asset-Backed Certificates (continued)
5.48%, 2/25/2037 (c)                                                            1,750                              1,751
5.49%, 6/25/2037 (c)                                                            1,425                              1,424
5.45%, 11/25/2037 (c)                                                             985                                986
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (c)(d)                                                          953                                953
5.52%, 5/15/2036 (c)(d)                                                         1,029                              1,028
First Franklin Mortgage Loan Asset Backed Certificates
5.39%, 3/25/2036 (c)(d)                                                           882                                881
First Horizon Asset Back Trust
5.48%, 10/25/2034 (c)                                                             705                                705
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (c)(e)                                                           396                                394
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (c)                                                            1,000                              1,001
5.53%, 11/25/2036 (c)(d)                                                        2,000                              2,000
Great placecountry-regionAmerica Leasing Receivables
5.39%, 9/15/2011 (e)                                                              255                                254
JP Morgan Mortgage Acquisition Corp
5.49%, 4/25/2036 (c)(d)                                                         1,525                              1,526
5.45%, 11/25/2036                                                               1,225                              1,217
5.47%, 3/25/2037 (c)                                                              720                                720
placeCityLong Beach Mortgage Loan Trust
5.85%, 6/25/2034 (c)(d)                                                           170                                170
5.47%, 7/25/2036 (c)                                                            1,245                              1,244
5.43%, 10/25/2036 (c)(d)                                                        2,300                              2,299
5.49%, 12/25/2036 (c)                                                           1,600                              1,595
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (c)(e)(f)                                                        500                                500
Morgan Stanley ABS Capital I
5.50%, 2/25/2036 (c)                                                            1,600                              1,602
MSDWCC Heloc Trust
5.51%, 7/25/2017 (c)                                                              204                                204
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (c)                                                                7                                  7
Residential Asset Mortgage Products Inc
5.66%, 5/25/2034 (c)(d)                                                           109                                109
SACO I Inc
5.46%, 6/25/2036 (c)(d)                                                         1,296                              1,296
Washington Mutual Asset-Backed Certificates
5.50%, 4/25/2036 (c)(d)                                                         1,400                              1,400
                                                                                                   ----------------------
                                                                                                                  30,033
                                                                                                   ----------------------
Auto - Car & Light Trucks (0.53%)
DaimlerChrysler NA Holding Corp
5.84%, 9/10/2007 (c)                                                              300                                300
4.75%, 1/15/2008                                                                  110                                110
5.79%, 3/13/2009 (c)(d)                                                         1,425                              1,431
5.75%, 9/ 8/2011                                                                  385                                385
General Motors Corp
7.13%, 7/15/2013                                                                  150                                141
                                                                                                   ----------------------
                                                                                                                   2,367
                                                                                                   ----------------------
Auto/Truck Parts & Equipment - Original (0.24%)
Stanadyne Corp
10.00%, 8/15/2014                                                                 100                                106
Tenneco Inc
10.25%, 7/15/2013                                                                 520                                559
Titan International Inc
8.00%, 1/15/2012                                                                  200                                206

Auto/Truck Parts & Equipment - Original
TRW Automotive Inc
7.25%, 3/15/2017 (e)                                                              225                                214
                                                                                                   ----------------------
                                                                                                                   1,085
                                                                                                   ----------------------
Automobile Sequential (0.73%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                                 600                                592
5.69%, 6/15/2010 (c)                                                              275                                276
5.52%, 3/15/2011 (c)                                                              670                                669
Carss Finance LP
5.60%, 1/15/2011 (c)(e)                                                            58                                 58
Daimler Chrysler Auto Trust
2.85%, 8/ 8/2010 (d)                                                              445                                442
Ford Credit Auto Owner Trust
5.30%, 6/15/2012                                                                  600                                594
5.60%, 10/15/2012 (f)                                                             240                                240
WFS Financial Owner Trust
4.50%, 5/17/2013                                                                  410                                404
                                                                                                   ----------------------
                                                                                                                   3,275
                                                                                                   ----------------------
Beverages - Non-Alcoholic (0.06%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                 250                                252
                                                                                                   ----------------------

Beverages - Wine & Spirits (0.30%)
Constellation Brands Inc
7.25%, 5/15/2017 (e)                                                              175                                171
Diageo Finance BV
5.48%, 3/30/2009 (c)(d)                                                         1,150                              1,151
                                                                                                   ----------------------
                                                                                                                   1,322
                                                                                                   ----------------------
Brewery (0.11%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                                300                                353
Coors Brewing Co
6.38%, 5/15/2012                                                                  130                                133
                                                                                                   ----------------------
                                                                                                                     486
                                                                                                   ----------------------
Broadcasting Services & Programming (0.05%)
Clear Channel Communications Inc
4.50%, 1/15/2010                                                                  250                                239
                                                                                                   ----------------------

Building - Residential & Commercial (0.14%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                                                  200                                189
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                335                                338
KB Home
7.75%, 2/ 1/2010                                                                  100                                 99
                                                                                                   ----------------------
                                                                                                                     626
                                                                                                   ----------------------
Building & Construction - Miscellaneous (0.02%)
Dycom Industries Inc
8.13%, 10/15/2015                                                                 100                                104
                                                                                                   ----------------------

Building & Construction Products - Miscellaneous (0.29%)
Builders FirstSource Inc
9.61%, 2/15/2012 (c)                                                              200                                202
CRH America Inc
6.00%, 9/30/2016                                                                  350                                346
6.40%, 10/15/2033 (b)                                                             180                                172

Building & Construction Products - Miscellaneous
Interline Brands Inc
8.13%, 6/15/2014                                                                  225                                227
USG Corp
6.30%, 11/15/2016                                                                 360                                352
                                                                                                   ----------------------
                                                                                                                   1,299
                                                                                                   ----------------------
Building Products - Cement & Aggregate (0.38%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (b)(c)(e)                                                       840                                825
Martin Marietta Materials Inc
5.51%, 4/30/2010 (c)                                                              855                                856
                                                                                                   ----------------------
                                                                                                                   1,681
                                                                                                   ----------------------
Building Products - Wood (0.07%)
Masco Corp
5.66%, 3/12/2010 (c)                                                              300                                300
                                                                                                   ----------------------

Cable TV (1.01%)
Cablevision Systems Corp
9.82%, 4/ 1/2009 (c)                                                              275                                287
CCH I Holdings LLC/CCH I Holdings Capital Co
11.00%, 10/ 1/2015                                                               175                                183
Charter Communications Operating LLC/Charter Communications Operating Capital
8.38%, 4/30/2014 (e)                                                                150                                153
Comcast Corp
5.66%, 7/14/2009 (c)(d)                                                             750                                750
7.05%, 3/15/2033 (b)                                                                150                                155
COX Communications Inc
5.91%, 12/14/2007 (c)(d)                                                            375                                376
4.63%, 1/15/2010                                                                    365                                357
6.75%, 3/15/2011                                                                    395                                409
CSC Holdings Inc
7.88%, 12/15/2007                                                                   205                                206
Echostar DBS Corp
6.63%, 10/ 1/2014                                                                   300                                286
Insight Communications Co Inc
12.25%, 2/15/2011 (c)                                                               150                                157
Rogers Cable Inc
6.75%, 3/15/2015                                                                    550                                567
Time Warner Cable Inc
6.55%, 5/ 1/2037 (e)                                                                645                                623
                                                                                                     ----------------------
                                                                                                                     4,509
                                                                                                     ----------------------
Casino Hotels (0.19%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                                    375                                363
MGM Mirage
6.75%, 4/ 1/2013                                                                    175                                166
7.63%, 1/15/2017                                                                    150                                143
Riviera Holdings Corp
11.00%, 6/15/2010                                                                   150                                156
                                                                                                     ----------------------
                                                                                                                       828
                                                                                                     ----------------------
Casino Services (0.08%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (e)                                                               359                                354
                                                                                                     ----------------------

Cellular Telecommunications (1.00%)
America Movil SAB de CV
5.46%, 6/27/2008 (c)(d)(e)                                                          200                                200

Cellular Telecommunications
AT&T Mobility LLC
7.13%, 12/15/2031                                                                   250                                266
Dobson Cellular Systems Inc
8.38%, 11/ 1/2011                                                                   150                                157
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                                    625                                687
Nextel Communications Inc
5.95%, 3/15/2014                                                                    560                                534
Rogers Wireless Inc
7.25%, 12/15/2012                                                                   700                                739
6.38%, 3/ 1/2014                                                                    630                                637
Vodafone Group PLC
5.70%, 6/15/2011 (c)                                                                415                                417
5.64%, 2/27/2012 (c)(d)                                                             800                                801
                                                                                                     ----------------------
                                                                                                                     4,438
                                                                                                     ----------------------
Chemicals - Diversified (0.59%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                   280                                295
Huntsman LLC
11.50%, 7/15/2012                                                                   600                                666
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                                   295                                290
Ineos Group Holdings Plc
8.50%, 2/15/2016 (e)                                                                275                                269
Lyondell Chemical Co
10.50%, 6/ 1/2013                                                                   190                                205
8.00%, 9/15/2014                                                                    200                                205
8.25%, 9/15/2016                                                                    200                                209
Nova Chemicals Corp
6.50%, 1/15/2012                                                                    225                                210
Phibro Animal Health Corp
10.00%, 8/ 1/2013 (e)                                                               100                                105
Reichhold Industries Inc
9.00%, 8/15/2014 (e)                                                                175                                180
                                                                                                     ----------------------
                                                                                                                     2,634
                                                                                                     ----------------------
Chemicals - Specialty (0.12%)
Hercules Inc
6.75%, 10/15/2029                                                                   225                                218
Nalco Co
7.75%, 11/15/2011                                                                   200                                202
NewMarket Corp
7.13%, 12/15/2016                                                                   125                                121
                                                                                                     ----------------------
                                                                                                                       541
                                                                                                     ----------------------
Coal (0.09%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp
10.00%, 6/ 1/2012                                                                   125                                132
Massey Energy Co
6.88%, 12/15/2013                                                                   200                                183
Peabody Energy Corp
7.38%, 11/ 1/2016                                                                    85                                 87
                                                                                                     ----------------------
                                                                                                                       402
                                                                                                     ----------------------
Coatings & Paint (0.09%)
Valspar Corp
5.63%, 5/ 1/2012                                                                    195                                193
6.05%, 5/ 1/2017                                                                    205                                201
                                                                                                     ----------------------
                                                                                                                       394
                                                                                                     ----------------------

Commercial Banks (2.09%)
BanColombia SA
6.88%, 5/25/2017                                                                    595                                576
Barclays Bank PLC
5.93%, 12/31/2049 (c)(e)                                                            655                                633
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (c)(e)                                                             700                                682
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(e)                                                             325                                308
Commonwealth Bank of Australia
6.02%, 3/15/2036 (e)                                                                350                                342
Credit Agricole SA/London
6.64%, 5/31/2049 (c)(e)                                                             405                                394
Glitnir Banki HF
5.52%, 10/15/2008 (c)(e)                                                            350                                350
HSBC America Capital Trust I
7.81%, 12/15/2026 (e)                                                               850                                883
KeyBank NA
5.51%, 11/ 3/2009 (c)                                                             1,000                              1,001
Lloyds TSB Group PLC
6.27%, 12/31/2049 (b)(c)(e)                                                         530                                503
M&I Marshall & Ilsley Bank
5.63%, 12/ 4/2012 (d)                                                             1,100                              1,100
Societe Generale
5.92%, 4/29/2049 (c)(e)                                                             240                                232
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (e)                                                                170                                160
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (e)                                                                270                                270
Wachovia Bank NA/Charlotte NC
7.80%, 8/18/2010                                                                  1,025                              1,088
Woori Bank
6.13%, 5/ 3/2016 (c)(e)                                                             355                                357
6.21%, 5/ 2/2037                                                                    445                                425
                                                                                                     ----------------------
                                                                                                                     9,304
                                                                                                     ----------------------
Commercial Services (0.21%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                                                    415                                415
8.63%, 4/ 1/2013                                                                    100                                100
6.63%, 1/ 1/2016                                                                    200                                184
Vertrue Inc
9.25%, 4/ 1/2014                                                                    200                                221
                                                                                                     ----------------------
                                                                                                                       920
                                                                                                     ----------------------
Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013                                                                    150                                154
                                                                                                     ----------------------

Computers - Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009                                                                     75                                 77
                                                                                                     ----------------------

Computers - Memory Devices (0.17%)
Seagate Technology HDD Holdings
6.38%, 10/ 1/2011                                                                   190                                185
6.80%, 10/ 1/2016                                                                   605                                581
                                                                                                     ----------------------
                                                                                                                       766
                                                                                                     ----------------------

Consumer Products - Miscellaneous (0.14%)
American Achievement Corp
8.25%, 4/ 1/2012                                                                    200                                201
Blyth Inc
5.50%, 11/ 1/2013                                                                   150                                131
Jarden Corp
7.50%, 5/ 1/2017                                                                    300                                296
                                                                                                     ----------------------
                                                                                                                       628
                                                                                                     ----------------------
Containers - Metal & Glass (0.25%)
Impress Holdings BV
8.48%, 9/15/2013 (c)(e)                                                             125                                127
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                    630                                641
8.75%, 11/15/2012                                                                   350                                366
                                                                                                     ----------------------
                                                                                                                     1,134
                                                                                                     ----------------------
Containers - Paper & Plastic (0.20%)
Berry Plastics Holding Corp
8.88%, 9/15/2014                                                                    150                                152
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                                    100                                 99
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012                                                                   175                                174
Pactiv Corp
5.88%, 7/15/2012                                                                    330                                331
6.40%, 1/15/2018                                                                    150                                150
                                                                                                     ----------------------
                                                                                                                       906
                                                                                                     ----------------------
Credit Card Asset Backed Securities (2.01%)
American Express Credit Account Master Trust
5.55%, 8/15/2011 (c)(e)                                                             360                                360
5.57%, 9/15/2011 (c)                                                                240                                241
Arran
5.50%, 12/15/2010 (c)(f)                                                            875                                875
Bank One Issuance Trust
5.64%, 3/15/2012 (c)                                                              1,000                              1,005
Chase Credit Card Master Trust
5.65%, 1/17/2011 (c)(d)                                                           1,125                              1,129
5.67%, 2/15/2011 (c)                                                              1,000                              1,005
Citibank Credit Card Issuance Trust
6.50%, 12/15/2009 (c)(d)                                                          1,700                              1,707
Citibank Credit Card Master Trust I
5.65%, 3/10/2011 (c)                                                                575                                577
First USA Credit Card Master Trust
5.68%, 4/18/2011 (c)(d)                                                           1,250                              1,254
Providian Master Note Trust
5.10%, 11/15/2012 (e)                                                               800                                797
                                                                                                     ----------------------
                                                                                                                     8,950
                                                                                                     ----------------------
Cruise Lines (0.07%)
Royal Caribbean Cruises Ltd
7.00%, 10/15/2007                                                                   330                                331
                                                                                                     ----------------------

Data Processing & Management (0.09%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                                    275                                274
Fidelity National Information Services
4.75%, 9/15/2008                                                                    110                                108
                                                                                                     ----------------------
                                                                                                                       382
                                                                                                     ----------------------

Dialysis Centers (0.04%)
DaVita Inc
6.63%, 3/15/2013                                                                    175                                171
                                                                                                     ----------------------

Direct Marketing (0.07%)
Visant Corp
7.63%, 10/ 1/2012                                                                   325                                323
                                                                                                     ----------------------

Diversified Financial Services (0.07%)
TNK-BP Finance SA
6.63%, 3/20/2017 (e)                                                                300                                291
                                                                                                     ----------------------

Diversified Manufacturing Operations (0.17%)
Actuant Corp
6.88%, 6/15/2017 (e)                                                                150                                148
Bombardier Inc
8.00%, 11/15/2014 (e)                                                               160                                166
Carlisle Cos Inc
6.13%, 8/15/2016                                                                    450                                446
                                                                                                     ----------------------
                                                                                                                       760
                                                                                                     ----------------------
Diversified Minerals (0.08%)
Vale Overseas Ltd
6.25%, 1/23/2017                                                                    365                                362
                                                                                                     ----------------------

Diversified Operations (0.28%)
Aramark Corp
8.86%, 2/ 1/2015 (c)(e)                                                             125                                127
Capmark Financial Group Inc
6.01%, 5/10/2010 (c)(e)                                                             650                                651
Leucadia National Corp
7.13%, 3/15/2017 (e)                                                                325                                315
Susser Holdings LLC
10.63%, 12/15/2013                                                                  125                                136
                                                                                                     ----------------------
                                                                                                                     1,229
                                                                                                     ----------------------
Diversified Operations & Commercial Services (0.03%)
Aramark Corp
8.50%, 2/ 1/2015 (e)                                                                125                                127
                                                                                                     ----------------------

Drug Delivery Systems (0.19%)
Hospira Inc
5.83%, 3/30/2010 (c)(d)                                                             500                                501
5.55%, 3/30/2012                                                                    340                                337
                                                                                                     ----------------------
                                                                                                                       838
                                                                                                     ----------------------
E-Commerce - Products (0.03%)
FTD Inc
7.75%, 2/15/2014                                                                    150                                148
                                                                                                     ----------------------

Electric - Distribution (0.07%)
Detroit Edison Co/The
5.45%, 2/15/2035                                                                    325                                291
                                                                                                     ----------------------

Electric - Generation (0.43%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                                   77                                 82
CE Generation LLC
7.42%, 12/15/2018                                                                   176                                181
Edison Mission Energy
7.20%, 5/15/2019 (e)                                                                400                                376
Electric - Generation
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                                   484                                512
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (e)                                                                105                                103
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (e)                                                               485                                480
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (e)                                                                179                                177
                                                                                                     ----------------------
                                                                                                                     1,911
                                                                                                     ----------------------
Electric - Integrated (2.78%)
AmerenUE
4.65%, 10/ 1/2013                                                                   350                                326
5.10%, 10/ 1/2019                                                                   340                                304
Arizona Public Service Co
6.38%, 10/15/2011                                                                   200                                204
6.50%, 3/ 1/2012                                                                    715                                732
5.80%, 6/30/2014                                                                    195                                192
6.25%, 8/ 1/2016                                                                    370                                372
Baltimore Gas & Electric Co
5.90%, 10/ 1/2016 (e)                                                               255                                252
Commonwealth Edison Co
6.15%, 3/15/2012                                                                    270                                271
4.70%, 4/15/2015                                                                    520                                475
5.95%, 8/15/2016                                                                    270                                264
Consumers Energy Co
4.25%, 4/15/2008                                                                     80                                 79
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (c)                                                               250                                243
Dominion Resources Inc/VA
5.66%, 9/28/2007 (c)                                                                325                                325
DTE Energy Co
5.63%, 8/16/2007 (d)                                                                575                                575
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                    200                                196
6.11%, 12/ 8/2008 (c)(e)                                                            280                                281
Exelon Corp
4.45%, 6/15/2010                                                                    150                                145
6.75%, 5/ 1/2011                                                                    200                                206
Georgia Power Co
5.54%, 2/17/2009 (c)                                                              1,050                              1,053
Indianapolis Power & Light Co
7.38%, 8/ 1/2007                                                                    245                                245
MidAmerican Energy Holdings Co
4.63%, 10/ 1/2007                                                                   225                                224
3.50%, 5/15/2008                                                                    150                                148
Mirant Americas Generation LLC
8.30%, 5/ 1/2011                                                                    200                                207
Northeast Utilities
3.30%, 6/ 1/2008                                                                    160                                157
PPL Energy Supply LLC
5.40%, 8/15/2014                                                                    255                                242
Puget Sound Energy Inc
3.36%, 6/ 1/2008                                                                    200                                196
Sierra Pacific Power Co
6.25%, 4/15/2012                                                                    700                                706
6.00%, 5/15/2016                                                                    610                                598
Southern California Edison Co
5.46%, 2/ 2/2009 (c)(d)                                                             740                                740

Electric - Integrated
Southern Co
5.30%, 1/15/2012                                                                    290                                286
Southern Power Co/GA
6.38%, 11/15/2036                                                                   280                                266
Southwestern Public Service Co
6.00%, 10/ 1/2036                                                                   195                                185
Transelec SA
7.88%, 4/15/2011                                                                    130                                137
TXU Electric Delivery Co
5.74%, 9/16/2008 (c)(e)                                                             225                                225
6.38%, 5/ 1/2012                                                                  1,050                              1,071
7.25%, 1/15/2033                                                                    115                                125
TXU Energy Co LLC
6.13%, 3/15/2008                                                                    150                                150
                                                                                                     ----------------------
                                                                                                                    12,403
                                                                                                     ----------------------
Electronic Components - Miscellaneous (0.32%)
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                                    225                                227
Flextronics International Ltd
6.50%, 5/15/2013                                                                    450                                424
Jabil Circuit Inc
5.88%, 7/15/2010                                                                    500                                495
NXP BV / NXP Funding LLC
8.11%, 10/15/2013 (c)                                                               125                                125
Sanmina-SCI Corp
8.11%, 6/15/2010 (c)(e)                                                             150                                151
                                                                                                     ----------------------
                                                                                                                     1,422
                                                                                                     ----------------------
Electronic Components - Semiconductors (0.21%)
Amkor Technology Inc
7.75%, 5/15/2013                                                                    150                                144
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                    330                                332
Conexant Systems Inc
9.11%, 11/15/2010 (c)                                                               200                                205
Freescale Semiconductor Inc
9.13%, 12/15/2014 (e)                                                               250                                235
                                                                                                     ----------------------
                                                                                                                       916
                                                                                                     ----------------------
Electronic Connectors (0.07%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                                    330                                331
                                                                                                     ----------------------

Electronics - Military (0.07%)
L-3 Communications Corp
7.63%, 6/15/2012                                                                    300                                307
                                                                                                     ----------------------

Energy - Alternate Sources (0.04%)
VeraSun Energy Corp
9.38%, 6/ 1/2017 (e)                                                                175                                163
                                                                                                     ----------------------

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                                    180                                176
                                                                                                     ----------------------

Finance - Auto Loans (0.59%)
AmeriCredit Corp
8.50%, 7/ 1/2015 (e)                                                                175                                176

Finance - Auto Loans
Ford Motor Credit Co LLC
5.80%, 1/12/2009                                                                    290                                284
9.88%, 8/10/2011                                                                    375                                394
9.81%, 4/15/2012 (c)                                                                100                                107
7.80%, 6/ 1/2012                                                                    185                                180
8.00%, 12/15/2016                                                                   225                                216
GMAC LLC
6.31%, 11/30/2007                                                                   200                                200
6.88%, 9/15/2011                                                                    425                                418
6.00%, 12/15/2011                                                                   355                                337
6.63%, 5/15/2012                                                                    345                                333
                                                                                                     ----------------------
                                                                                                                     2,645
                                                                                                     ----------------------
Finance - Commercial (0.85%)
Caterpillar Financial Services Corp
5.37%, 7/27/2007 (c)                                                                750                                750
CIT Group Inc
5.59%, 4/27/2011 (c)(d)                                                             900                                895
5.64%, 7/28/2011 (c)                                                                550                                548
5.61%, 2/13/2012 (c)                                                                325                                322
Textron Financial Corp
5.49%, 2/25/2011 (c)(d)                                                           1,000                                999
6.00%, 2/15/2067 (b)(c)(e)                                                          300                                283
                                                                                                     ----------------------
                                                                                                                     3,797
                                                                                                     ----------------------
Finance - Consumer Loans (0.75%)
American General Finance Corp
5.64%, 8/17/2011 (c)(d)                                                             500                                502
HSBC Finance Capital Trust IX
5.91%, 11/30/2035                                                                   160                                155
HSBC Finance Corp
4.13%, 12/15/2008                                                                   300                                295
4.13%, 11/16/2009                                                                   475                                461
5.64%, 11/16/2009 (c)                                                               925                                930
7.00%, 5/15/2012                                                                    150                                158
4.75%, 7/15/2013                                                                    230                                217
SLM Corp
5.51%, 7/26/2010 (c)(d)                                                             650                                616
                                                                                                     ----------------------
                                                                                                                     3,334
                                                                                                     ----------------------
Finance - Credit Card (0.29%)
Capital One Bank
5.00%, 6/15/2009                                                                    555                                551
6.50%, 6/13/2013                                                                    560                                575
Capital One Capital III
7.69%, 8/15/2036                                                                    175                                180
                                                                                                     ----------------------
                                                                                                                     1,306
                                                                                                     ----------------------
Finance - Investment Banker & Broker (3.23%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                                   140                                133
Credit Suisse USA Inc
5.60%, 1/15/2010 (c)                                                                550                                553
E*Trade Financial Corp
7.38%, 9/15/2013                                                                    150                                152
Goldman Sachs Group Inc/The
3.88%, 1/15/2009                                                                    340                                333
5.56%, 3/ 2/2010 (c)(d)                                                             600                                602
5.54%, 2/ 6/2012 (c)                                                                500                                499
6.45%, 5/ 1/2036                                                                    800                                786

Finance - Investment Banker & Broker
Jefferies Group Inc
6.45%, 6/ 8/2027                                                                    860                                839
6.25%, 1/15/2036                                                                    630                                590
JPMorgan Chase & Co
6.75%, 2/ 1/2011                                                                    440                                457
5.25%, 5/ 1/2015                                                                  1,665                              1,604
Lazard Group
7.13%, 5/15/2015                                                                    400                                413
6.85%, 6/15/2017 (e)                                                                350                                350
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049                                                                   395                                387
Lehman Brothers Holdings Inc
5.61%, 11/10/2009 (c)                                                               550                                552
5.50%, 5/25/2010                                                                    800                                799
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (c)                                                                925                                928
5.58%, 2/ 5/2010 (c)                                                                400                                401
5.56%, 11/ 1/2011 (c)(d)                                                            875                                875
5.59%, 6/ 5/2012 (c)(d)                                                             400                                399
6.22%, 9/15/2026                                                                    100                                 97
Morgan Stanley
5.64%, 1/15/2010 (b)(c)                                                           1,325                              1,331
5.61%, 1/18/2011                                                                    875                                876
6.75%, 4/15/2011                                                                    240                                249
5.30%, 3/ 1/2013                                                                    190                                186
                                                                                                     ----------------------
                                                                                                                    14,391
                                                                                                     ----------------------
Finance - Leasing Company (0.24%)
International Lease Finance Corp
5.76%, 1/15/2010 (c)                                                                550                                554
5.65%, 6/ 1/2014                                                                    535                                531
                                                                                                     ----------------------
                                                                                                                     1,085
                                                                                                     ----------------------
Finance - Mortgage Loan/Banker (2.85%)
Countrywide Financial Corp
5.63%, 12/19/2008 (c)                                                               335                                335
5.80%, 6/ 7/2012                                                                    400                                397
6.25%, 5/15/2016                                                                    355                                349
Countrywide Home Loans Inc
4.25%, 12/19/2007                                                                   120                                119
Fannie Mae
3.70%, 11/ 1/2007                                                                   920                                915
2.88%, 5/19/2008                                                                    425                                416
5.62%, 2/25/2018 (c)                                                                397                                398
5.57%, 11/25/2022 (c)                                                               390                                392
5.52%, 1/25/2023 (c)                                                                563                                565
6.25%, 5/15/2029                                                                    550                                595
7.25%, 5/15/2030 (b)                                                                960                              1,159
5.62%, 2/25/2032 (c)                                                                671                                673
5.57%, 3/25/2035 (c)                                                                526                                526
6.50%, 2/25/2047 (f)                                                                340                                349
Fannie Mae Whole Loan
5.52%, 5/25/2035 (c)                                                                652                                655
Freddie Mac
4.75%, 5/ 6/2013                                                                    625                                603
4.63%, 5/28/2013                                                                    325                                311
5.77%, 6/15/2023 (c)                                                                455                                460
6.75%, 3/15/2031 (b)                                                                 86                                 98
5.50%, 9/15/2031 (c)                                                                950                                924

Finance - Mortgage Loan/Banker
Ginnie Mae
3.96%, 6/16/2031                                                                    762                                732
1.13%, 2/16/2047 (c)                                                              5,958                                372
Residential Capital LLC
5.86%, 6/ 9/2008 (c)(d)                                                             400                                396
6.46%, 5/22/2009 (c)                                                                500                                498
6.00%, 2/22/2011                                                                    485                                469
                                                                                                     ----------------------
                                                                                                                    12,706
                                                                                                     ----------------------
Finance - Other Services (0.22%)
Alamosa Delaware Inc
11.00%, 7/31/2010                                                                   285                                302
American Real Estate Partners LP/American Real Estate Finance Corp
8.13%, 6/ 1/2012                                                                    175                                176
Lukoil International Finance BV
6.66%, 6/ 7/2022 (e)                                                                245                                237
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (c)(e)                                                            250                                260
                                                                                                     ----------------------
                                                                                                                       975
                                                                                                     ----------------------
Financial Guarantee Insurance (0.09%)
AMBAC Financial Group Inc
6.15%, 2/15/2037 (b)                                                                225                                202
MGIC Investment Corp
5.63%, 9/15/2011                                                                    190                                188
                                                                                                     ----------------------
                                                                                                                       390
                                                                                                     ----------------------
Food - Meat Products (0.18%)
Bertin Ltda
10.25%, 10/ 5/2016 (e)                                                              745                                816
                                                                                                     ----------------------

Food - Miscellaneous/Diversified (0.25%)
Corn Products International Inc
8.45%, 8/15/2009                                                                    290                                305
General Mills Inc
5.48%, 1/22/2010 (c)(d)                                                             800                                799
                                                                                                     ----------------------
                                                                                                                     1,104
                                                                                                     ----------------------
Food - Retail (0.26%)
Delhaize Group
6.50%, 6/15/2017 (e)                                                                400                                402
Ingles Markets Inc
8.88%, 12/ 1/2011                                                                   225                                233
Safeway Inc
5.71%, 3/27/2009 (c)                                                                525                                525
                                                                                                     ----------------------
                                                                                                                     1,160
                                                                                                     ----------------------
Funeral Services & Related Items (0.04%)
Service Corp International/US
6.75%, 4/ 1/2016                                                                    200                                189
                                                                                                     ----------------------

Gas - Distribution (0.25%)
Sempra Energy
4.75%, 5/15/2009                                                                    250                                247
Southern California Gas Co
5.53%, 12/ 1/2009 (c)                                                               600                                601
Southern Union Co
6.15%, 8/16/2008                                                                    260                                262
                                                                                                     ----------------------
                                                                                                                     1,110
                                                                                                     ----------------------

Health Care Cost Containment (0.07%)
McKesson Corp
5.25%, 3/ 1/2013                                                                    320                                312
                                                                                                     ----------------------

Home Equity - Other (4.50%)
American Home Mortgage Investment Trust
5.51%, 11/25/2030 (c)(d)                                                            950                                950
Asset Backed Funding Certificates
5.58%, 2/25/2035 (c)                                                                 21                                 21
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (c)(d)                                                              61                                 61
Bear Stearns Asset Backed Securities Inc
5.48%, 8/25/2036 (c)(d)                                                           1,530                              1,529
Bear Stearns Asset Backed Securities Trust
5.92%, 3/25/2034 (c)                                                                460                                462
Citigroup Mortgage Loan Trust Inc
5.44%, 1/25/2036 (c)(d)                                                           1,400                              1,400
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)                                                                625                                627
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036                                                                   940                                938
5.81%, 10/25/2036                                                                   325                                323
GSAA Trust
5.46%, 4/25/2047 (c)                                                              1,885                              1,887
IXIS Real Estate Capital Trust
5.58%, 9/25/2035 (c)(d)                                                             450                                450
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (c)                                                                 72                                 72
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (c)                                                              1,870                              1,872
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (c)                                                                 97                                 97
Option One Mortgage Loan Trust
6.37%, 5/25/2034 (c)                                                                485                                485
5.56%, 2/25/2035 (c)                                                                 21                                 21
5.77%, 3/25/2037 (c)                                                                825                                831
Residential Asset Securities Corp
5.91%, 12/25/2033 (c)                                                               662                                662
6.47%, 3/25/2035 (c)                                                                250                                246
5.52%, 5/25/2035 (c)                                                                265                                265
5.47%, 9/25/2036 (c)                                                                750                                750
Saxon Asset Securities Trust
7.01%, 3/25/2035 (c)                                                                810                                811
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (c)(d)                                                           1,350                              1,350
WAMU Asset-Backed Certificates
5.49%, 5/25/2037 (c)                                                                795                                795
5.49%, 7/25/2047 (c)(d)                                                           2,000                              2,000
Wells Fargo Home Equity Trust
5.61%, 10/25/2035 (c)(d)(e)                                                       1,147                              1,147
                                                                                                     ----------------------
                                                                                                                    20,052
                                                                                                     ----------------------
Home Equity - Sequential (0.31%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036                                                                    750                                744
5.51%, 8/25/2036                                                                    630                                626
                                                                                                     ----------------------
                                                                                                                     1,370
                                                                                                     ----------------------
Housewares (0.15%)
Vitro SAB de CV
8.63%, 2/ 1/2012 (e)                                                                430                                437
Housewares
Vitro SAB de CV (continued)
9.13%, 2/ 1/2017 (e)                                                                205                                210
                                                                                                     ----------------------
                                                                                                                       647
                                                                                                     ----------------------
Independent Power Producer (0.10%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                                    250                                251
Reliant Energy Inc
7.63%, 6/15/2014                                                                    200                                195
                                                                                                     ----------------------
                                                                                                                       446
                                                                                                     ----------------------
Industrial (0.07%)
Union Pacific Corp
5.65%, 5/ 1/2017                                                                    305                                296
                                                                                                     ----------------------

Industrial Automation & Robots (0.06%)
Intermec Inc
7.00%, 3/15/2008                                                                    250                                250
                                                                                                     ----------------------

Insurance Brokers (0.19%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (c)                                                                375                                375
Willis North America Inc
6.20%, 3/28/2017                                                                    485                                475
                                                                                                     ----------------------
                                                                                                                       850
                                                                                                     ----------------------
Investment Companies (0.22%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (e)                                                                600                                590
Xstrata Finance Dubai Ltd
5.71%, 11/13/2009 (c)(e)                                                            400                                401
                                                                                                     ----------------------
                                                                                                                       991
                                                                                                     ----------------------
Investment Management & Advisory Services (0.13%)
Ameriprise Financial Inc
7.52%, 6/ 1/2066 (c)                                                                575                                599
                                                                                                     ----------------------

Leisure & Recreation Products (0.07%)
K2 Inc
7.38%, 7/ 1/2014                                                                    300                                316
                                                                                                     ----------------------

Life & Health Insurance (0.78%)
Cigna Corp
6.15%, 11/15/2036                                                                   280                                267
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (b)(c)(e)                                                        1,010                              1,034
Hartford Life Global Funding Trusts
5.53%, 9/15/2009 (c)                                                                950                                953
Lincoln National Corp
6.05%, 4/20/2067 (b)(c)                                                             260                                248
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                                   210                                219
Stingray Pass-Through Trust
5.90%, 1/12/2015 (e)                                                                600                                549
Unum Group
5.86%, 5/15/2009                                                                    205                                206
                                                                                                     ----------------------
                                                                                                                     3,476
                                                                                                     ----------------------

Machinery - Farm (0.22%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                    945                                991
                                                                                                     ----------------------

Machinery - General Industry (0.04%)
Stewart & Stevenson LLC
10.00%, 7/15/2014 (e)                                                               150                                157
                                                                                                     ----------------------

Machinery - Material Handling (0.04%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                                                   150                                159
                                                                                                     ----------------------

Medical - Biomedical/Gene (0.12%)
Amgen Inc
5.85%, 6/ 1/2017 (e)                                                                550                                541
                                                                                                     ----------------------

Medical - Drugs (0.25%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (c)                                                               340                                350
Elan Finance PLC/Elan Finance Corp
8.88%, 12/ 1/2013                                                                   250                                261
9.48%, 12/ 1/2013                                                                   325                                331
Teva Pharmaceutical Finance LLC
6.15%, 2/ 1/2036                                                                    170                                159
                                                                                                     ----------------------
                                                                                                                     1,101
                                                                                                     ----------------------
Medical - HMO (0.86%)
Centene Corp
7.25%, 4/ 1/2014 (e)                                                                175                                172
Coventry Health Care Inc
5.88%, 1/15/2012                                                                    605                                607
5.95%, 3/15/2017                                                                    295                                288
Health Net Inc
6.38%, 6/ 1/2017                                                                    990                                971
UnitedHealth Group Inc
5.54%, 6/21/2010 (c)(e)                                                             600                                600
6.00%, 6/15/2017 (e)                                                                430                                428
WellPoint Inc
5.85%, 1/15/2036                                                                    450                                411
6.38%, 6/15/2037                                                                    360                                355
                                                                                                     ----------------------
                                                                                                                     3,832
                                                                                                     ----------------------
Medical - Hospitals (0.07%)
Community Health Systems Inc
8.88%, 7/15/2015 (e)(g)                                                             150                                152
HCA Inc
9.25%, 11/15/2016 (e)                                                               150                                160
                                                                                                     ----------------------
                                                                                                                       312
                                                                                                     ----------------------
Medical - Wholesale Drug Distribution (0.19%)
AmerisourceBergen Corp
5.63%, 9/15/2012                                                                    320                                313
Cardinal Health Inc
5.65%, 6/15/2012 (e)                                                                545                                544
                                                                                                     ----------------------
                                                                                                                       857
                                                                                                     ----------------------
Medical Instruments (0.07%)
Boston Scientific Corp
6.00%, 6/15/2011                                                                    310                                309
                                                                                                     ----------------------


Medical Laboratory & Testing Service (0.02%)
Quest Diagnostics Inc
6.40%, 7/ 1/2017                                                                    105                                106
                                                                                                     ----------------------

Medical Products (0.07%)
Baxter International Inc
5.90%, 9/ 1/2016                                                                    300                                300
                                                                                                     ----------------------

Metal - Copper (0.05%)
Southern Copper Corp
7.50%, 7/27/2035 (b)                                                                215                                231
                                                                                                     ----------------------

Metal - Diversified (0.12%)
Falconbridge Ltd
7.25%, 7/15/2012                                                                    120                                128
5.38%, 6/ 1/2015                                                                    135                                129
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/ 1/2015                                                                    250                                264
                                                                                                     ----------------------
                                                                                                                       521
                                                                                                     ----------------------
Metal Processors & Fabrication (0.03%)
Trimas Corp
9.88%, 6/15/2012                                                                    147                                151
                                                                                                     ----------------------

Money Center Banks (0.19%)
Comerica Capital Trust II
6.58%, 2/20/2037                                                                    445                                416
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(e)                                                            475                                445
                                                                                                     ----------------------
                                                                                                                       861
                                                                                                     ----------------------
Mortgage Backed Securities (24.31%)
Adjustable Rate Mortgage Trust
5.09%, 11/25/2035 (c)                                                               400                                396
Banc of America Commercial Mortgage Inc
5.68%, 8/10/2016 (c)                                                                750                                737
4.86%, 7/10/2043                                                                    775                                730
4.97%, 7/10/2043                                                                    365                                339
5.33%, 9/10/2045                                                                    930                                923
0.22%, 10/10/2045                                                               212,562                                928
5.31%, 10/10/2045 (c)                                                               765                                755
Banc of America Funding Corp
5.40%, 7/20/2036 (c)(d)                                                           1,671                              1,669
Banc of America Large Loan
5.61%, 2/ 9/2021 (c)(e)                                                             325                                326
Bear Stearns Adjustable Rate Mortgage Trust
3.52%, 6/25/2034 (c)                                                                295                                289
Bear Stearns Alt-A Trust
5.48%, 11/25/2036 (c)(d)                                                            375                                376
5.49%, 4/25/2037 (c)(d)                                                           1,115                              1,116
Bear Stearns Asset Backed Securities Inc
5.55%, 4/25/2036 (c)(d)                                                           1,550                              1,549
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                                    468                                486
0.65%, 5/11/2039 (c)(e)                                                           2,666                                 43
3.24%, 2/11/2041                                                                    209                                204
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (c)(d)(f)                                                        2,125                              2,125
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (c)                                                                343                                344

Mortgage Backed Securities
Chase Commercial Mortgage Securities Corp
7.63%, 7/15/2032                                                                    900                                949
7.32%, 10/15/2032                                                                   850                                887
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (c)                                                            14,014                                370
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.64%, 10/15/2048 (c)                                                            23,304                                527
0.53%, 12/11/2049 (c)                                                            19,400                                352
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (c)                                                                400                                378
0.05%, 12/10/2046 (c)                                                            12,199                                153
5.25%, 12/10/2046                                                                   685                                674
Countrywide Alternative Loan Trust
6.34%, 7/20/2035 (c)(f)                                                             372                                372
5.49%, 6/25/2036 (c)(d)                                                           1,850                              1,853
5.38%, 11/25/2036 (c)                                                             1,818                              1,817
5.59%, 7/25/2046 (c)                                                                337                                337
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (c)                                                             1,100                              1,056
5.52%, 4/25/2046 (c)(d)                                                           1,194                              1,193
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (c)                                                                615                                617
0.79%, 9/15/2039 (e)                                                             15,250                                438
0.08%, 12/15/2039                                                                 4,090                                 71
0.87%, 12/15/2039 (c)                                                            18,515                                617
CS First Boston Mortgage Securities Corp
5.60%, 11/15/2020 (c)(e)                                                            363                                363
6.25%, 12/16/2035                                                                 1,202                              1,203
1.37%, 3/15/2036 (c)(e)                                                           2,633                                 73
0.64%, 5/15/2036 (c)(e)                                                           4,457                                 50
0.80%, 7/15/2036 (c)(e)                                                           4,811                                 88
0.17%, 11/15/2037 (c)(e)                                                          7,479                                153
7.91%, 9/15/2041 (c)                                                                160                                168
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                                  1,020                              1,001
Deutsche ALT-A Securities Inc Alternate Mortgage Loan Trust
5.50%, 4/25/2036 (c)(d)                                                           1,500                              1,502
DLJ Commercial Mortgage Corp
7.34%, 10/10/2032                                                                   180                                186
Downey Savings & Loan Association Mortgage
5.58%, 4/19/2047 (c)(d)                                                           1,179                              1,182
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032                                                                    275                                293
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014                                                                 31,355                                400
5.61%, 4/10/2017 (c)                                                              1,420                              1,384
0.75%, 3/10/2040 (c)(e)                                                           7,889                                138
4.98%, 5/10/2043 (c)                                                              1,580                              1,499
5.51%, 11/10/2045 (c)                                                             2,500                              2,432
GMAC Commercial Mortgage Securities Inc
0.99%, 3/10/2038 (c)(e)                                                           3,901                                 96
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (c)                                                                317                                318
5.62%, 6/25/2045 (c)                                                                306                                307
5.63%, 10/25/2045 (c)(d)                                                            354                                355
Greenwich Capital Commercial Funding Corp
0.47%, 6/10/2036 (c)(e)                                                          30,242                                302
6.11%, 7/10/2038 (c)                                                                660                                664
0.51%, 3/10/2039 (c)(e)                                                          13,478                                320
Mortgage Backed Securities
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                                 7,468                                319
GSR Mortgage Loan Trust
5.50%, 12/25/2035 (c)                                                               230                                230
5.58%, 8/25/2046 (c)(d)                                                           1,840                              1,845
Harborview Mortgage Loan Trust
5.56%, 3/19/2037 (c)(d)                                                             826                                828
Homebanc Mortgage Trust
5.66%, 1/25/2036 (c)(d)                                                           1,751                              1,757
HSI Asset Securitization Corp Trust
5.50%, 8/25/2035 (c)                                                              1,000                              1,000
Impac CMB Trust
6.32%, 10/25/2033 (c)                                                               139                                139
5.81%, 10/25/2034 (c)                                                               527                                528
5.70%, 1/25/2035 (c)                                                                232                                232
5.63%, 4/25/2035 (c)                                                                194                                194
5.75%, 4/25/2035 (c)                                                                214                                214
5.62%, 8/25/2035 (c)                                                                323                                324
Impac Secured Assets CMN Owner Trust
5.48%, 3/25/2037 (c)                                                              1,660                              1,661
Indymac Index Mortgage Loan Trust
5.55%, 4/25/2035 (c)                                                                266                                267
5.65%, 4/25/2035 (c)                                                                250                                250
5.50%, 1/25/2037 (c)(d)                                                           1,620                              1,616
5.56%, 4/25/2037 (c)(f)                                                           1,338                              1,337
JP Morgan Alternative Loan Trust
5.47%, 3/25/2037 (c)                                                              1,425                              1,427
JP Morgan Chase Commercial Mortgage Securities
0.73%, 10/12/2035 (c)(e)                                                          4,596                                161
5.02%, 1/12/2037                                                                    150                                142
5.31%, 9/12/2037 (c)                                                                275                                258
1.27%, 1/12/2039 (c)(e)                                                           3,696                                116
5.63%, 6/12/2041 (c)                                                                775                                763
0.23%, 1/15/2042 (c)(e)                                                           7,820                                136
4.78%, 7/15/2042                                                                    830                                772
5.59%, 5/12/2045 (c)                                                                540                                527
5.44%, 5/15/2045 (c)                                                                930                                900
5.30%, 5/15/2047 (c)                                                              1,025                              1,009
JP Morgan Mortgage Trust
5.30%, 7/25/2035                                                                    522                                518
4.95%, 11/25/2035 (c)                                                             1,100                              1,074
5.30%, 4/25/2036 (c)                                                                592                                592
5.83%, 6/25/2036 (c)                                                                819                                818
5.98%, 6/25/2036 (c)                                                                289                                287
5.96%, 8/25/2036 (c)                                                              1,575                              1,572
6.00%, 8/25/2036 (c)                                                                631                                628
5.57%, 10/25/2036 (c)                                                             1,685                              1,654
5.72%, 4/25/2037 (c)(f)                                                             550                                548
LB-UBS Commercial Mortgage Trust
5.74%, 6/15/2032                                                                    675                                679
0.85%, 3/15/2034 (c)(e)                                                           2,125                                 22
0.36%, 3/15/2036 (c)(e)                                                           2,789                                 77
1.29%, 3/15/2036 (c)(e)                                                           2,327                                 64
0.87%, 8/15/2036 (c)(e)                                                           3,752                                 68
5.41%, 9/15/2039 (c)                                                                235                                226
0.68%, 2/15/2040 (c)                                                             23,463                                808
5.46%, 2/15/2040 (c)                                                              2,098                              2,021
Lehman XS Trust
5.54%, 6/25/2047 (c)(f)                                                           1,988                              1,988
Mortgage Backed Securities
Merrill Lynch Alternative Note Asset Trust
5.53%, 4/25/2037 (c)(f)                                                           1,550                              1,550
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016                                                                    830                                824
5.80%, 5/12/2039 (c)                                                                795                                797
5.84%, 5/12/2039 (c)                                                              1,020                              1,011
0.68%, 2/12/2042 (c)                                                             19,234                                244
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (c)                                                                500                                483
0.74%, 8/12/2048 (c)                                                              8,159                                337
0.06%, 12/12/2049 (c)                                                             7,066                                105
5.11%, 12/12/2049 (c)                                                               795                                778
Morgan Stanley Capital I
5.48%, 8/15/2019 (c)(d)(e)                                                          202                                202
7.11%, 4/15/2033                                                                    107                                110
1.19%, 1/13/2041 (c)(e)                                                           2,598                                 80
5.54%, 5/24/2043 (c)(d)(e)(f)                                                     1,200                              1,199
0.05%, 12/15/2043 (c)(e)                                                          8,702                                117
5.70%, 8/25/2046 (c)(d)                                                           1,500                              1,462
Morgan Stanley Dean Witter Capital I
0.91%, 4/15/2034 (c)(e)                                                           2,909                                 38
Nomura Asset Acceptance Corp
5.67%, 2/25/2035 (c)                                                                193                                193
Residential Accredit Loans Inc
5.47%, 2/25/2037 (c)(f)                                                             798                                798
5.51%, 6/28/2037 (c)(d)                                                             750                                750
5.47%, 3/25/2047 (c)(d)                                                           1,945                              1,945
Sequoia Mortgage Trust
5.55%, 2/20/2035 (c)                                                                261                                261
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (c)                                                                274                                275
5.55%, 12/25/2035 (c)(d)                                                             96                                 96
5.55%, 3/25/2036 (c)                                                                351                                351
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (c)                                                              1,200                              1,184
6.02%, 8/25/2034 (c)                                                                919                                923
5.57%, 3/25/2035 (c)                                                                215                                215
5.25%, 12/25/2035                                                                   454                                449
5.25%, 2/25/2036 (c)                                                                619                                614
Structured Asset Mortgage Investments Inc
5.55%, 5/25/2045 (c)                                                              1,939                              1,944
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)                                                              1,000                                999
Wachovia Bank Commercial Mortgage Trust
0.24%, 11/15/2035 (e)                                                            15,372                                162
1.30%, 10/15/2041 (c)(e)                                                         16,696                                256
0.53%, 3/15/2042 (c)(e)                                                          27,509                                293
4.94%, 4/15/2042                                                                  1,300                              1,229
5.25%, 12/15/2043                                                                   695                                682
4.52%, 5/15/2044                                                                    650                                632
5.80%, 7/15/2045                                                                  1,000                                990
WaMu Mortgage Pass Through Certificates
5.96%, 12/25/2027 (c)                                                               637                                637
3.97%, 3/25/2033                                                                    323                                320
3.80%, 6/25/2034 (c)                                                                745                                721
4.68%, 5/25/2035 (c)                                                                260                                255
5.71%, 6/25/2037 (c)                                                                495                                490
5.79%, 7/25/2044 (c)                                                                226                                226
5.63%, 1/25/2045 (c)                                                                277                                278
Mortgage Backed Securities
WaMu Mortgage Pass Through Certificates (continued)
5.85%, 1/25/2045 (c)                                                                584                                585
5.55%, 4/25/2045 (c)                                                                149                                149
5.59%, 4/25/2045 (c)                                                                149                                149
5.61%, 7/25/2045 (c)                                                                369                                370
5.57%, 11/25/2045 (c)                                                               294                                294
5.70%, 11/25/2045 (c)(d)                                                          1,887                              1,890
Washington Mutual Alternative Mortgage
5.57%, 2/25/2036 (c)                                                                307                                308
5.60%, 6/25/2046 (c)(d)                                                           1,700                              1,705
5.50%, 1/25/2047 (c)                                                              1,111                              1,111
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (e)                                                                574                                555
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (c)                                                                647                                636
                                                                                                     ----------------------
                                                                                                                   108,326
                                                                                                     ----------------------
Mortgage Securities (0.22%)
Ginnie Mae
4.51%, 10/16/2028 (c)                                                               652                                638
0.85%, 3/16/2047 (c)                                                              5,341                                340
                                                                                                     ----------------------
                                                                                                                       978
                                                                                                     ----------------------
Multi-Line Insurance (0.64%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(c)                                                             535                                515
AXA SA
6.38%, 12/29/2049 (c)(e)                                                            175                                158
6.46%, 12/31/2049 (c)(e)                                                            175                                163
CNA Financial Corp
6.00%, 8/15/2011                                                                    375                                376
Genworth Financial Inc
6.15%, 11/15/2066 (c)                                                               470                                445
ING Groep NV
5.78%, 12/ 8/2035                                                                   925                                893
XL Capital Ltd  6.500%
6.50%, 12/31/2049 (c)                                                               300                                282
                                                                                                     ----------------------
                                                                                                                     2,832
                                                                                                     ----------------------
Multimedia (0.64%)
News America Inc
6.63%, 1/ 9/2008                                                                    255                                256
6.20%, 12/15/2034                                                                    80                                 75
Time Warner Inc
5.59%, 11/13/2009 (c)(d)                                                            825                                826
Viacom Inc
5.71%, 6/16/2009 (c)                                                                700                                702
5.75%, 4/30/2011                                                                    225                                225
Walt Disney Co/The
5.46%, 9/10/2009 (c)(d)                                                             775                                776
                                                                                                     ----------------------
                                                                                                                     2,860
                                                                                                     ----------------------
Music (0.03%)
WMG Acquisition Corp
7.38%, 4/15/2014                                                                    125                                116
                                                                                                     ----------------------

Mutual Insurance (0.08%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (c)(e)                                                             375                                360
                                                                                                     ----------------------


Non-Ferrous Metals (0.03%)
PNA Group Inc
10.75%, 9/ 1/2016 (e)                                                               125                                136
                                                                                                     ----------------------

Non-Hazardous Waste Disposal (0.22%)
Allied Waste North America Inc
9.25%, 9/ 1/2012                                                                    425                                446
Oakmont Asset Trust
4.51%, 12/22/2008 (e)                                                               315                                310
WCA Waste Corp
9.25%, 6/15/2014                                                                    200                                208
                                                                                                     ----------------------
                                                                                                                       964
                                                                                                     ----------------------
Office Automation & Equipment (0.18%)
Xerox Corp
5.50%, 5/15/2012                                                                    325                                320
6.40%, 3/15/2016                                                                    200                                201
6.75%, 2/ 1/2017 (b)                                                                285                                292
                                                                                                     ----------------------
                                                                                                                       813
                                                                                                     ----------------------
Office Furnishings - Original (0.05%)
Steelcase Inc
6.50%, 8/15/2011                                                                    210                                212
                                                                                                     ----------------------

Oil - Field Services (0.49%)
BJ Services Co
5.53%, 6/ 1/2008 (c)(d)                                                             750                                751
Hanover Equipment Trust
8.50%, 9/ 1/2008 (c)                                                                325                                323
8.75%, 9/ 1/2011                                                                    650                                668
Smith International Inc
6.00%, 6/15/2016 (b)                                                                245                                243
Weatherford International Inc
6.80%, 6/15/2037 (e)                                                                175                                178
                                                                                                     ----------------------
                                                                                                                     2,163
                                                                                                     ----------------------
Oil & Gas Drilling (0.25%)
Transocean Inc
5.56%, 9/ 5/2008 (c)(d)                                                           1,125                              1,126
                                                                                                     ----------------------

Oil Company - Exploration & Production (1.65%)
Anadarko Petroleum Corp
5.76%, 9/15/2009 (c)                                                                800                                801
6.45%, 9/15/2036                                                                    485                                466
Apache Corp
5.25%, 4/15/2013                                                                    525                                515
6.00%, 1/15/2037                                                                    155                                148
Canadian Natural Resources Ltd
6.25%, 3/15/2038                                                                    345                                326
Chesapeake Energy Corp
7.63%, 7/15/2013                                                                    350                                359
7.50%, 9/15/2013                                                                    200                                204
Citic Resources Finance Ltd
6.75%, 5/15/2014 (b)(e)                                                             300                                289
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013                                                                   225                                222
Newfield Exploration Co
7.45%, 10/15/2007                                                                   800                                801
6.63%, 9/ 1/2014                                                                    365                                352
Nexen Inc
5.05%, 11/20/2013                                                                   525                                500

Oil Company - Exploration & Production
Nexen Inc (continued)
6.40%, 5/15/2037                                                                    330                                315
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                   170                                169
Plains Exploration & Production Co
7.75%, 6/15/2015                                                                    200                                198
Stone Energy Corp
8.11%, 7/15/2010 (c)(e)                                                             250                                250
Swift Energy Co
7.13%, 6/ 1/2017                                                                    745                                710
XTO Energy Inc
6.25%, 4/15/2013 (b)                                                                 90                                 92
5.65%, 4/ 1/2016                                                                    280                                272
6.10%, 4/ 1/2036 (b)                                                                390                                366
                                                                                                     ----------------------
                                                                                                                     7,355
                                                                                                     ----------------------
Oil Company - Integrated (0.26%)
Husky Energy Inc
6.15%, 6/15/2019                                                                    505                                498
Petrobras International Finance Co
8.38%, 12/10/2018                                                                   260                                300
Petro-Canada
5.95%, 5/15/2035                                                                    235                                216
Petronas Capital Ltd
7.88%, 5/22/2022 (e)                                                                125                                148
                                                                                                     ----------------------
                                                                                                                     1,162
                                                                                                     ----------------------
Oil Field Machinery & Equipment (0.03%)
Complete Production Services Inc
8.00%, 12/15/2016 (e)                                                               150                                152
                                                                                                     ----------------------

Oil Refining & Marketing (0.72%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                                   365                                363
6.38%, 2/ 1/2013                                                                    150                                154
Giant Industries Inc
11.00%, 5/15/2012 (b)                                                               393                                415
Premcor Refining Group Inc/The
6.75%, 2/ 1/2011                                                                    550                                569
9.50%, 2/ 1/2013                                                                    365                                389
Tesoro Corp
6.25%, 11/ 1/2012                                                                   420                                417
6.63%, 11/ 1/2015                                                                   220                                218
6.50%, 6/ 1/2017 (e)                                                                280                                274
Valero Energy Corp
6.63%, 6/15/2037                                                                    410                                408
                                                                                                     ----------------------
                                                                                                                     3,207
                                                                                                     ----------------------
Paper & Related Products (0.16%)
Alto Parana SA
6.38%, 6/ 9/2017 (e)                                                                450                                449
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                                    105                                100
Neenah Paper Inc
7.38%, 11/15/2014                                                                   150                                149
                                                                                                     ----------------------
                                                                                                                       698
                                                                                                     ----------------------
Pharmacy Services (0.23%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                                    610                                642

Pharmacy Services
Omnicare Inc
6.75%, 12/15/2013                                                                    65                                 62
6.88%, 12/15/2015                                                                   325                                309
                                                                                                     ----------------------
                                                                                                                     1,013
                                                                                                     ----------------------
Physician Practice Management (0.07%)
US Oncology Inc
9.00%, 8/15/2012                                                                    100                                103
10.75%, 8/15/2014                                                                   200                                214
                                                                                                     ----------------------
                                                                                                                       317
                                                                                                     ----------------------
Pipelines (1.21%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                                    165                                157
El Paso Natural Gas Co
5.95%, 4/15/2017 (e)                                                                170                                165
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                    105                                103
5.95%, 6/ 1/2033                                                                    375                                340
Enbridge Inc
5.80%, 6/15/2014                                                                    540                                536
Energy Transfer Partners LP
6.63%, 10/15/2036                                                                   155                                151
Holly Energy Partners LP
6.25%, 3/ 1/2015                                                                    150                                140
National Fuel Gas Co
5.25%, 3/ 1/2013                                                                    190                                185
Northwest Pipeline Corp
5.95%, 4/15/2017 (e)                                                                265                                258
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                    375                                377
6.65%, 10/ 1/2036                                                                   345                                342
Pacific Energy
6.25%, 9/15/2015                                                                    795                                781
Plains All American Pipeline LP
6.70%, 5/15/2036                                                                    350                                350
Southern Natural Gas Co
5.90%, 4/ 1/2017 (e)                                                                305                                295
TEPPCO Partners LP
7.63%, 2/15/2012                                                                    155                                165
Texas Eastern Transmission LP
5.25%, 7/15/2007                                                                    240                                240
TransCanada Pipelines Ltd
6.35%, 5/15/2067 (c)                                                                495                                476
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(e)                                                             335                                323
                                                                                                     ----------------------
                                                                                                                     5,384
                                                                                                     ----------------------
Poultry (0.07%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                                    150                                156
7.63%, 5/ 1/2015                                                                    150                                149
                                                                                                     ----------------------
                                                                                                                       305
                                                                                                     ----------------------
Printing - Commercial (0.08%)
Cadmus Communications Corp
8.38%, 6/15/2014                                                                    150                                151
Sheridan Group Inc/The
10.25%, 8/15/2011                                                                   200                                210
                                                                                                     ----------------------
                                                                                                                       361
                                                                                                     ----------------------

Private Corrections (0.06%)
Corrections Corp of America
7.50%, 5/ 1/2011                                                                    250                                253
                                                                                                     ----------------------

Property & Casualty Insurance (0.39%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                                    250                                259
Chubb Corp
6.38%, 3/29/2067 (c)                                                                350                                342
Crum & Forster Holdings Corp
7.75%, 5/ 1/2017 (e)(g)                                                             200                                196
Progressive Corp/The
6.70%, 6/15/2037                                                                    350                                348
Travelers Cos Inc/The
6.25%, 3/15/2067 (b)(c)                                                             300                                288
WR Berkley Corp
6.25%, 2/15/2037                                                                    310                                291
                                                                                                     ----------------------
                                                                                                                     1,724
                                                                                                     ----------------------
Publishing - Newspapers (0.04%)
Block Communications Inc
8.25%, 12/15/2015 (e)                                                               175                                177
                                                                                                     ----------------------

Publishing - Periodicals (0.28%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                                  495                                533
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010                                                                    150                                155
9.88%, 8/15/2013                                                                    250                                268
Idearc Inc
8.00%, 11/15/2016                                                                   300                                303
                                                                                                     ----------------------
                                                                                                                     1,259
                                                                                                     ----------------------
Quarrying (0.04%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)(c)                                                             200                                199
                                                                                                     ----------------------

Radio (0.06%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014                                                                    250                                247
                                                                                                     ----------------------

Real Estate Magagement & Services (0.03%)
American Real Estate Partners LP/American Real Estate Finance Corp
7.13%, 2/15/2013 (e)                                                                125                                121
                                                                                                     ----------------------

Real Estate Operator & Developer (0.22%)
Duke Realty LP
5.63%, 8/15/2011                                                                    135                                135
ERP Operating LP
5.75%, 6/15/2017                                                                    410                                402
Regency Centers LP
8.45%, 9/ 1/2010                                                                    180                                195
5.88%, 6/15/2017                                                                    260                                255
                                                                                                     ----------------------
                                                                                                                       987
                                                                                                     ----------------------
Recreational Centers (0.05%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                                   225                                236
                                                                                                     ----------------------


Regional Banks (1.30%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (c)                                                                700                                687
BAC Capital Trust XIV
5.63%, 3/15/2043 (b)(c)                                                             465                                455
Capital One Financial Corp
5.64%, 9/10/2009 (c)(d)                                                             750                                752
5.70%, 9/15/2011                                                                    310                                308
NB Capital Trust
7.83%, 12/15/2026                                                                   700                                727
PNC Funding Corp
5.50%, 1/31/2012 (c)(d)                                                           1,000                              1,000
SunTrust Preferred Capital I
5.85%, 12/31/2049 (c)                                                               275                                273
Wachovia Corp
5.63%, 12/15/2008                                                                   600                                603
6.38%, 2/ 1/2009                                                                    150                                152
Wells Fargo & Co
3.12%, 8/15/2008                                                                    225                                219
Wells Fargo Capital X
5.95%, 12/15/2036                                                                   680                                634
                                                                                                     ----------------------
                                                                                                                     5,810
                                                                                                     ----------------------
Reinsurance (0.28%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034                                                                    480                                468
PartnerRe Finance II
6.44%, 12/ 1/2066 (c)                                                               255                                242
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                                    500                                515
                                                                                                     ----------------------
                                                                                                                     1,225
                                                                                                     ----------------------
REITS - Apartments (0.23%)
Archstone-Smith Operating Trust
6.50%, 2/15/2012                                                                    140                                146
AvalonBay Communities Inc
5.50%, 1/15/2012                                                                    345                                343
BRE Properties Inc
5.50%, 3/15/2017                                                                    290                                279
UDR Inc
6.50%, 6/15/2009                                                                    235                                240
                                                                                                     ----------------------
                                                                                                                     1,008
                                                                                                     ----------------------
REITS - Diversified (0.43%)
iStar Financial Inc
5.70%, 9/15/2009 (c)                                                                425                                425
5.71%, 3/ 9/2010 (c)                                                                850                                851
5.85%, 3/15/2017                                                                    670                                643
                                                                                                     ----------------------
                                                                                                                     1,919
                                                                                                     ----------------------
REITS - Healthcare (0.42%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (c)                                                                900                                900
5.65%, 12/15/2013                                                                   525                                512
6.00%, 1/30/2017                                                                    335                                328
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                    115                                117
                                                                                                     ----------------------
                                                                                                                     1,857
                                                                                                     ----------------------
REITS - Hotels (0.07%)
Hospitality Properties Trust
6.30%, 6/15/2016                                                                    290                                292
                                                                                                     ----------------------

REITS - Office Property (0.27%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                                   375                                375
5.70%, 5/ 1/2017                                                                    335                                324
Highwoods Properties Inc
5.85%, 3/15/2017 (e)                                                                245                                237
HRPT Properties Trust
5.96%, 3/16/2011 (c)                                                                288                                288
                                                                                                     ----------------------
                                                                                                                     1,224
                                                                                                     ----------------------
REITS - Regional Malls (0.36%)
Simon Property Group LP
6.38%, 11/15/2007 (d)                                                               750                                752
4.60%, 6/15/2010                                                                    115                                112
5.60%, 9/ 1/2011                                                                    415                                415
5.75%, 5/ 1/2012                                                                    325                                326
                                                                                                     ----------------------
                                                                                                                     1,605
                                                                                                     ----------------------
REITS - Shopping Centers (0.04%)
Federal Realty Investment Trust
6.20%, 1/15/2017                                                                    185                                187
                                                                                                     ----------------------

REITS - Warehouse & Industrial (0.22%)
Prologis
5.61%, 8/24/2009 (c)(d)                                                           1,000                              1,002
                                                                                                     ----------------------

Rental - Auto & Equipment (0.55%)
Erac USA Finance Co
5.60%, 4/30/2009 (c)(d)(e)                                                        1,125                              1,128
5.61%, 8/28/2009 (c)(d)(e)                                                          375                                376
5.90%, 11/15/2015 (e)                                                               675                                660
United Rentals North America Inc
6.50%, 2/15/2012                                                                    275                                270
                                                                                                     ----------------------
                                                                                                                     2,434
                                                                                                     ----------------------
Retail - Apparel & Shoe (0.04%)
Payless Shoesource Inc
8.25%, 8/ 1/2013                                                                    175                                178
                                                                                                     ----------------------

Retail - Automobile (0.13%)
AutoNation Inc
7.36%, 4/15/2013 (c)                                                                325                                324
United Auto Group Inc
7.75%, 12/15/2016                                                                   250                                249
                                                                                                     ----------------------
                                                                                                                       573
                                                                                                     ----------------------
Retail - Drug Store (0.26%)
CVS Caremark Corp
5.66%, 6/ 1/2010 (c)                                                                935                                935
Rite Aid Corp
7.50%, 3/ 1/2017                                                                    150                                145
9.50%, 6/15/2017 (e)                                                                 65                                 62
                                                                                                     ----------------------
                                                                                                                     1,142
                                                                                                     ----------------------
Retail - Propane Distribution (0.09%)
Amerigas Partners LP
7.25%, 5/20/2015                                                                    175                                173
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                                   225                                213
                                                                                                     ----------------------
                                                                                                                       386
                                                                                                     ----------------------

Retail - Regional Department Store (0.09%)
JC Penney Corp Inc
5.75%, 2/15/2018                                                                    165                                159
6.38%, 10/15/2036                                                                   235                                224
                                                                                                     ----------------------
                                                                                                                       383
                                                                                                     ----------------------
Retail - Restaurants (0.02%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                                   100                                 97
                                                                                                     ----------------------

Rubber - Tires (0.05%)
Goodyear Tire & Rubber Co/The
8.63%, 12/ 1/2011 (e)                                                               225                                237
                                                                                                     ----------------------

Satellite Telecommunications (0.16%)
Intelsat Bermuda Ltd
9.25%, 6/15/2016                                                                    100                                106
Intelsat Corp
6.38%, 1/15/2008                                                                    600                                599
                                                                                                     ----------------------
                                                                                                                       705
                                                                                                     ----------------------
Savings & Loans - Thrifts (0.22%)
Washington Mutual Inc
5.66%, 1/15/2010 (c)                                                              1,000                              1,003
                                                                                                     ----------------------

Schools (0.05%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (e)                                                                250                                242
                                                                                                     ----------------------

Sovereign (0.23%)
Colombia Government International Bond
7.38%, 9/18/2037 (b)                                                                315                                350
Mexico Government International Bond
6.05%, 1/13/2009 (c)                                                                385                                387
South Africa Government International Bond
6.50%, 6/ 2/2014                                                                    280                                288
                                                                                                     ----------------------
                                                                                                                     1,025
                                                                                                     ----------------------
Special Purpose Entity (1.18%)
AGFC Capital Trust I
6.00%, 1/15/2067 (c)(e)                                                             160                                153
BAE Systems Holdings Inc
6.40%, 12/15/2011 (e)                                                               525                                540
5.20%, 8/15/2015 (e)                                                                575                                549
Capital One Capital IV
6.75%, 2/17/2037                                                                    270                                248
Hexion US Finance Corp/Hexion Nova Scot
9.75%, 11/15/2014                                                                   100                                104
John Hancock Global Funding II
5.52%, 4/ 3/2009 (c)(e)                                                             950                                953
JP Morgan Chase Capital XXII
6.45%, 2/ 2/2037                                                                    250                                238
KAR Holdings Inc
9.36%, 5/ 1/2014 (c)(e)                                                             125                                125
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(e)(g)                                                          365                                356
Regency Energy Partners
8.38%, 12/15/2013 (e)                                                               480                                494
SMFG Preferred Capital Ltd
6.08%, 1/29/2049 (c)(e)                                                             535                                515

Special Purpose Entity
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(e)                                                             400                                402
TransCapitalInvest Ltd
5.67%, 3/ 5/2014 (e)                                                                365                                353
Universal City Development Partners
11.75%, 4/ 1/2010                                                                   200                                212
                                                                                                     ----------------------
                                                                                                                     5,242
                                                                                                     ----------------------
Steel - Producers (0.13%)
Ispat Inland ULC
9.75%, 4/ 1/2014                                                                    350                                388
Steel Dynamics Inc
6.75%, 4/ 1/2015 (e)                                                                180                                176
                                                                                                     ----------------------
                                                                                                                       564
                                                                                                     ----------------------
Steel Pipe & Tube (0.04%)
Mueller Water Products Inc
7.38%, 6/ 1/2017 (e)                                                                200                                198
                                                                                                     ----------------------

Telecommunication Services (0.31%)
Digicel Group Ltd
8.88%, 1/15/2015 (b)(e)                                                             200                                196
Globo Comunicacoes e Participacoes SA
7.25%, 4/26/2022 (e)                                                                225                                217
MasTec Inc
7.63%, 2/ 1/2017 (e)                                                                175                                175
Qwest Corp
7.88%, 9/ 1/2011                                                                    200                                209
Telcordia Technologies Inc
9.11%, 7/15/2012 (c)(e)                                                             400                                394
West Corp
9.50%, 10/15/2014                                                                   200                                205
                                                                                                     ----------------------
                                                                                                                     1,396
                                                                                                     ----------------------
Telephone - Integrated (1.12%)
AT&T Corp
7.30%, 11/15/2011 (c)                                                               375                                399
AT&T Inc
5.57%, 11/14/2008 (c)(d)                                                            525                                527
Deutsche Telekom International Finance BV
5.54%, 3/23/2009 (c)                                                                700                                702
France Telecom SA
7.75%, 3/ 1/2011 (c)                                                                690                                737
KT Corp
4.88%, 7/15/2015 (e)                                                                170                                159
Royal KPN NV
8.00%, 10/ 1/2010                                                                   210                                225
Telecom Italia Capital SA
5.84%, 2/ 1/2011 (c)                                                                200                                200
5.97%, 7/18/2011 (c)(d)                                                             450                                453
Telefonica Emisiones SAU
5.66%, 6/19/2009 (c)                                                                450                                451
5.98%, 6/20/2011                                                                    290                                293
5.65%, 2/ 4/2013 (a)(c)(g)                                                          300                                300
5.86%, 2/ 4/2013 (g)                                                                375                                374
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008                                                                   170                                167
                                                                                                     ----------------------
                                                                                                                     4,987
                                                                                                     ----------------------

Television (0.24%)
Allbritton Communications Co
7.75%, 12/15/2012                                                                   225                                226
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                                    375                                383
Univision Communications Inc
9.75%, 3/15/2015 (e)                                                                300                                296
Videotron Ltee
6.88%, 1/15/2014                                                                    150                                147
                                                                                                     ----------------------
                                                                                                                     1,052
                                                                                                     ----------------------
Tobacco (0.14%)
Reynolds American Inc
7.25%, 6/ 1/2013                                                                    415                                431
6.75%, 6/15/2017                                                                    200                                203
                                                                                                     ----------------------
                                                                                                                       634
                                                                                                     ----------------------
Tools - Hand Held (0.14%)
Snap-On Inc
5.48%, 1/12/2010 (c)(d)                                                             625                                625
                                                                                                     ----------------------

Transport - Rail (0.02%)
Union Pacific Corp
4.70%, 1/ 2/2024                                                                    112                                102
                                                                                                     ----------------------

Transport - Services (0.03%)
FedEx Corp
3.50%, 4/ 1/2009                                                                    145                                140
                                                                                                     ----------------------

Venture Capital (0.04%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                                    200                                192
                                                                                                     ----------------------

Vitamins & Nutrition Products (0.02%)
NBTY Inc
7.13%, 10/ 1/2015                                                                   100                                 99
                                                                                                     ----------------------

Wire & Cable Products (0.09%)
Coleman Cable Inc
9.88%, 10/ 1/2012 (e)                                                               200                                209
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                                    200                                204
                                                                                                     ----------------------
                                                                                                                       413
                                                                                                     ----------------------
TOTAL BONDS                                                                                       $                379,115
                                                                                                     ----------------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (49.84%) Federal Home Loan
Mortgage Corporation (FHLMC) (14.74%)
4.50%, 7/ 1/2022 (h)                                           2,010                              1,908
5.00%, 7/ 1/2022 (h)                                           2,005                              1,937
5.50%, 7/ 1/2022 (h)                                           1,010                                995
5.00%, 7/ 1/2037 (h)                                          11,350                             10,637
5.50%, 7/ 1/2037 (h)                                          20,380                             19,654
6.00%, 8/ 1/2037 (h)                                          11,415                             11,297
5.50%, 3/ 1/2009                                                  56                                 56
6.50%, 4/ 1/2016                                                  57                                 58
5.50%, 4/ 1/2018                                                 735                                726
5.00%, 5/ 1/2018                                               2,442                              2,369
5.50%, 6/ 1/2024                                               3,099                              3,028
6.50%, 3/ 1/2029                                                  46                                 47
6.50%, 5/ 1/2029                                                  66                                 67
7.00%, 12/ 1/2029                                                133                                138
Federal Home Loan Mortgage Corporation (FHLMC)
7.50%, 4/ 1/2030                                                  48                                 50
7.00%, 6/ 1/2030                                                  11                                 12
7.50%, 9/ 1/2030                                                  22                                 23
8.00%, 9/ 1/2030                                                  93                                 98
7.00%, 12/ 1/2030                                                 18                                 18
7.00%, 1/ 1/2031                                                  34                                 35
7.00%, 2/ 1/2031                                                  15                                 16
6.00%, 3/ 1/2031                                                 110                                110
7.50%, 3/ 1/2031                                                 113                                117
6.00%, 4/ 1/2031                                                  15                                 14
6.50%, 4/ 1/2031                                                  37                                 37
7.00%, 6/ 1/2031                                                  14                                 15
7.00%, 12/ 1/2031                                                159                                164
6.50%, 2/ 1/2032                                                  73                                 75
6.50%, 5/ 1/2032                                                 267                                272
6.00%, 6/ 1/2032                                                 385                                383
6.00%, 10/ 1/2032                                                286                                285
5.50%, 3/ 1/2033                                               1,748                              1,694
5.50%, 4/ 1/2033                                               1,942                              1,882
6.00%, 8/ 1/2036                                                 379                                376
6.50%, 11/ 1/2036                                                890                                899
5.83%, 2/ 1/2034 (c)                                              27                                 27
4.68%, 8/ 1/2035 (c)                                             417                                410
5.00%, 9/ 1/2035 (c)                                             973                                967
5.68%, 10/ 1/2036 (c)                                          3,033                              3,016
5.56%, 2/ 1/2037 (c)                                             730                                725
5.63%, 2/ 1/2037 (c)                                           1,041                              1,038
                                                                                  ----------------------
                                                                                                 65,675
                                                                                  ----------------------
Federal National Mortgage Association (FNMA) (18.42%)
4.50%, 7/ 1/2022 (h)                                           8,230                              7,808
5.00%, 7/ 1/2022 (h)                                           6,520                              6,300
5.50%, 7/ 1/2022 (h)                                           1,030                              1,014
5.00%, 7/ 1/2037 (h)                                          17,060                             15,983
5.50%, 7/ 1/2037 (h)                                          13,455                             12,976
6.00%, 8/ 1/2037 (h)                                          13,160                             13,008
6.50%, 8/ 1/2037 (h)                                           1,510                              1,523
6.00%, 5/ 1/2009                                                  33                                 33
6.00%, 7/ 1/2009                                                 116                                115
6.50%, 12/ 1/2010                                                 41                                 42
5.50%, 6/ 1/2019                                                 210                                208
5.50%, 7/ 1/2019                                                 332                                328
5.50%, 8/ 1/2019                                                 328                                324
5.50%, 10/ 1/2019                                              1,007                                995
6.00%, 10/ 1/2021                                              1,983                              1,992
5.50%, 12/ 1/2022                                                519                                508
6.00%, 5/ 1/2031                                                  49                                 49
6.50%, 8/ 1/2031                                                 107                                109
7.00%, 2/ 1/2032                                                  83                                 86
6.50%, 3/ 1/2032                                                  53                                 54
6.00%, 8/ 1/2032                                                  11                                 11
5.50%, 7/ 1/2033                                               3,578                              3,467
4.24%, 6/ 1/2034 (c)                                             249                                245
4.03%, 7/ 1/2034 (c)                                              17                                 17
4.34%, 7/ 1/2034 (c)                                             144                                142
4.30%, 12/ 1/2034 (c)                                            399                                393
4.59%, 3/ 1/2035 (c)                                             428                                422
5.08%, 8/ 1/2035 (c)                                             874                                868
5.72%, 2/ 1/2036 (c)                                             298                                295

Federal National Mortgage Association (FNMA)
6.99%, 3/ 1/2036 (c)                                           1,220                              1,252
6.00%, 5/ 1/2036                                                 263                                260
5.79%, 6/ 1/2036 (c)(f)                                          146                                145
6.00%, 7/ 1/2036                                                 614                                607
6.50%, 8/ 1/2036                                               1,130                              1,141
6.50%, 12/ 1/2036                                              4,673                              4,718
5.45%, 1/ 1/2037 (c)                                             771                                767
5.51%, 1/ 1/2037 (c)                                           2,339                              2,352
6.50%, 1/ 1/2037                                                 679                                685
5.47%, 3/ 1/2037 (c)                                             580                                579
7.00%, 8/ 1/2037                                                 260                                266
                                                                                  ----------------------
                                                                                                 82,087
                                                                                  ----------------------
Government National Mortgage Association (GNMA) (2.77%)
5.50%, 7/ 1/2037 (h)                                           3,055                              2,964
6.00%, 7/ 1/2037 (h)                                             755                                751
7.50%, 5/15/2029                                                 107                                112
8.00%, 12/15/2030                                                 32                                 33
7.00%, 3/15/2031                                                  50                                 52
6.50%, 12/15/2032                                              1,896                              1,934
6.00%, 12/15/2033                                                191                                191
5.00%, 2/15/2034                                               2,508                              2,378
6.50%, 3/20/2028                                                  36                                 36
6.00%, 7/20/2028                                                 163                                163
6.00%, 11/20/2028                                                201                                201
6.00%, 1/20/2029                                                 213                                213
6.50%, 5/20/2029                                                  27                                 28
6.00%, 7/20/2029                                                  40                                 40
5.50%, 12/20/2033                                              1,355                              1,315
5.50%, 5/20/2035                                                 194                                188
6.00%, 12/20/2036                                              1,746                              1,737
                                                                                  ----------------------
                                                                                                 12,336
                                                                                  ----------------------
U.S. Treasury (13.26%)
3.63%, 7/15/2009 (b)                                           5,725                              5,585
4.88%, 8/15/2009 (b)                                           1,500                              1,499
3.50%, 2/15/2010 (b)                                           7,650                              7,389
5.00%, 2/15/2011 (b)                                           3,200                              3,214
4.50%, 4/30/2012 (b)                                           2,975                              2,920
4.38%, 8/15/2012 (b)                                           4,750                              4,643
4.25%, 8/15/2013 (b)                                           5,800                              5,601
4.25%, 11/15/2014 (b)                                          5,050                              4,818
7.50%, 11/15/2016 (b)                                          2,840                              3,349
8.13%, 8/15/2019 (b)                                           2,350                              2,972
6.25%, 8/15/2023 (b)                                           2,755                              3,059
6.00%, 2/15/2026 (b)                                           6,575                              7,177
6.75%, 8/15/2026                                                 750                                887
6.25%, 5/15/2030 (b)                                           5,245                              5,995
                                                                                  ----------------------
                                                                                                 59,108
                                                                                  ----------------------
U.S. Treasury Inflation-Indexed Obligations (0.65%)
2.00%, 1/15/2014 (b)                                           2,992                              2,875
                                                                                  ----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                          $                222,081
                                                                                  ----------------------

SHORT TERM INVESTMENTS (3.88%)
Commercial Paper (3.88%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                              14,790                             14,790
Sonoco Products Co
5.55%, 7/ 2/2007 (d)                                           2,500                              2,500
                                                                                  ----------------------
                                                                                                 17,290
                                                                                  ----------------------

                                                                                  ----------------------


Purchased Swaptions (0.00%)
Purchased Call - OTC 3 Year Interest Rate Swap; receive floating rate based on
4.97%, 9/ 1/2007                                                                    11,800                                  4
Purchased Call - OTC 3 Year Interest Rate Swap; receive floating rate based on
4.90%, 9/ 1/2007                                                                    11,800                                  3
                                                                                                        ----------------------
                                                                                                                            7
                                                                                                        ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                         $                 17,297
                                                                                                        ----------------------
MONEY MARKET FUNDS (0.94%)
Money Center Banks (0.94%)
BNY Institutional Cash Reserve Fund (d)                                              4,191                              4,191
                                                                                                        ----------------------
TOTAL MONEY MARKET FUNDS                                                                             $                  4,191
                                                                                                        ----------------------
Total Investments                                                                                    $                622,685
Liabilities in Excess of Other Assets, Net - (39.74)%                                                               (177,067)
                                                                                                        ----------------------
TOTAL NET ASSETS - 100.00%                                                                           $                445,618
                                                                                                        ======================
                                                                                                        ----------------------

                                                                                                        ======================


(a)           Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period. (c) Variable Rate (d) Security was purchased with th cash proceeds from securities loans.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securiti are not considered illiquid. At the end of the period, the value of these securities totaled $44,797 or 10.05% of net assets.


(f) Market value is determined in accordance with procedures establiof the period, the value of these securities totaled $12,026 or 2.70% of net assets.

(g) Security purchased on a when-issued basis.
(h) Security was purchased in a "to-be-announced" ("TBA") transaction. See Noteto Financial Statements.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                                     $                  1,247
Unrealized Depreciation                                                                                      (8,294)
                                                                                               ----------------------
Net Unrealized Appreciation (Depreciation)                                                                   (7,047)
Cost for federal income tax purposes                                                                         629,483
All dollar amounts are shown in thousands (000's)



                                                                                    Expiration
Description                                                                              Month                       U.S. $ Value
----------------------------------------------------------------------------------------------- ----------- ----------------------
Written Put - OTC 10 Year Interest Rate Swap; pay floating rate based on
3-month LIBOR; with Lehman Brothers                                                  9/ 1/2007           $                   (249)
                                                                                                            ----------------------

                                                                                                            ----------------------
                                                                                                            ----------------------
 (Premiums received $42)                                                                                 $                   (249)
                                                                                                            ----------------------
All dollar amounts are shown in thousands (000's)



                                                                                                                  Unrealized
                                                                                 Notional                         Appreciation/
Description                                                                       Amount                         (Depreciation)
------------------------------------------------ ------------------------------------------------ ----------- ----------------------

------------------------------------------------ ------------------------------------------------ ----------- ----------------------
Buy protection for CDX7 HY Index and pay quarterly 3.25% to Deutsche Bank.  Ex    $        8,000           $                  (100)

Buy protection for CDX7 HY Index and pay quarterly 3.25% to Lehman Brothers.               2,500                               (31)

Buy protection for CDX7 HY Index and pay quarterly 3.25% to Merrill Lynch.  Ex             2,500                               (31)

Buy protection for CDX8 HY Index and pay quarterly 2.75% to Lehman Brothers.               9,000                                156

All dollar amounts are shown in thousands (000's)



                                                                                                                   Unrealized
                                                                                 Notional                         Appreciation/
Description                                                                                 Amount                 (Depreciation)
------------------------- ---------------------------------------------------------- ----------------------  ----------------------
Receive semi-annually a fixed rate of 5.783% and pay quarterly a floating rate based on 3-month LIBOR to Deutsche
Bank. Expires June 2017.                                                          $                  6,000           $         (53)


All dollar amounts are shown in thousands (000's)


                                                                                                                     Unrealized
                                                                                           Notional                 Appreciation/
Description                                                                                 Amount                 (Depreciation)
------------------------------------------------ ----------------------------------- ---------------------- -----------------------
Receive a monthly return equal to the Lehman Erisa Eligible CMBS Index and pay monthly a floating rate based on
1-month LIBOR with Wachovia Bank.  Expires July 2007.                             $                  8,000           $      (67)


Receive a monthly return equal to the Lehman Erisa Eligible CMBS Index and pay
1-month LIBOR with Wachovia Bank.  Expires November 2007.                                            5,000                  (42)


Receive a monthly return equal to the Lehman Erisa Eligible CMBS Index and pay
1-month LIBOR with Wachovia Bank.  Expires October 2007.                                             4,000                  (33)


All dollar amounts are shown in thousands (000's)


Portfolio Summary (unaudited)
------------------------------------------------------------ ----------- ----------------------
Sector                                                                                 Percent
------------------------------------------------------------ ----------- ----------------------
Mortgage Securities                                                                     61.73%
Financial                                                                               21.19%
Government                                                                              15.10%
Asset Backed Securities                                                                 14.37%
Communications                                                                           5.19%
Consumer, Non-cyclical                                                                   4.94%
Energy                                                                                   4.74%
Industrial                                                                               3.68%
Utilities                                                                                3.63%
Consumer, Cyclical                                                                       2.81%
Basic Materials                                                                          1.41%
Technology                                                                               0.70%
Diversified                                                                              0.25%
Purchased Swaption                                                                       0.00%
Liabilities in Excess of Other Assets, Net                                           (-39.74%)
                                                                         ----------------------
TOTAL NET ASSETS                                                                       100.00%
                                                                         ======================

Other Assets Summary (unaudited)
------------------------------------------------------------ ----------- ----------------------
Asset Type                                                                             Percent
------------------------------------------------------------ ----------- ----------------------
Credit Default Swaps                                                                     0.07%
Interest Rate Swaps                                                                      0.01%
Total Return Swaps                                                                       0.03%
Written Swaptions                                                                        0.06%





Schedule of Investments

June 30, 2007 (unaudited)
Capital Value Account

                                                             Shares Held                       Value (000's)
COMMON STOCKS (99.28%)
Advertising Agencies (0.31%)
Omnicom Group Inc                                                      17,040           $                    902
                                                                                           ----------------------

Aerospace & Defense (1.51%)
General Dynamics Corp                                                  30,960                              2,422
Lockheed Martin Corp                                                   10,730                              1,010
Raytheon Co                                                            18,600                              1,002
                                                                                           ----------------------
                                                                                                           4,434
                                                                                           ----------------------
Aerospace & Defense Equipment (0.71%)
United Technologies Corp                                               29,200                              2,071
                                                                                           ----------------------

Airlines (0.20%)
AMR Corp (a)(b)                                                        21,800                                574
                                                                                           ----------------------

Auto/Truck Parts & Equipment - Original (0.36%)
Johnson Controls Inc                                                    9,200                              1,065
                                                                                           ----------------------

Batteries & Battery Systems (0.27%)
Energizer Holdings Inc (b)                                              7,820                                779
                                                                                           ----------------------

Beverages - Non-Alcoholic (0.83%)
Coca-Cola Co/The                                                       46,610                              2,438
                                                                                           ----------------------

Broadcasting Services & Programming (0.67%)
Liberty Media Holding Corp - Capital (b)                               16,672                              1,962
                                                                                           ----------------------

Cable TV (0.35%)
DIRECTV Group Inc/The (b)                                              45,030                              1,041
                                                                                           ----------------------

Chemicals - Diversified (0.93%)
Celanese Corp                                                          38,500                              1,493
Dow Chemical Co/The                                                     7,100                                314
FMC Corp                                                               10,450                                934
                                                                                           ----------------------
                                                                                                           2,741
                                                                                           ----------------------
Chemicals - Specialty (0.76%)
Albemarle Corp                                                         28,188                              1,086
International Flavors & Fragrances Inc                                 22,100                              1,152
                                                                                           ----------------------
                                                                                                           2,238
                                                                                           ----------------------
Coatings & Paint (0.30%)
Sherwin-Williams Co/The                                                13,200                                877
                                                                                           ----------------------

Commercial Banks (1.07%)
BB&T Corp                                                              48,500                              1,973
M&T Bank Corp                                                          11,000                              1,176
                                                                                           ----------------------
                                                                                                           3,149
                                                                                           ----------------------
Commercial Services (0.35%)
Convergys Corp (b)                                                     42,400                              1,028
                                                                                           ----------------------


Computer Services (0.40%)
Electronic Data Systems Corp                                           42,600                              1,181
                                                                                           ----------------------

Computers (1.20%)
Hewlett-Packard Co                                                     19,460                                868
International Business Machines Corp                                   25,300                              2,663
                                                                                           ----------------------
                                                                                                           3,531
                                                                                           ----------------------
Consumer Products - Miscellaneous (0.41%)
Jarden Corp (a)(b)                                                     28,000                              1,204
                                                                                           ----------------------

Containers - Paper & Plastic (0.51%)
Sonoco Products Co                                                     34,660                              1,484
                                                                                           ----------------------

Cosmetics & Toiletries (1.55%)
Colgate-Palmolive Co                                                   16,040                              1,040
Procter & Gamble Co                                                    57,430                              3,514
                                                                                           ----------------------
                                                                                                           4,554
                                                                                           ----------------------
Distribution & Wholesale (0.31%)
WW Grainger Inc                                                         9,700                                903
                                                                                           ----------------------

Diversified Manufacturing Operations (6.73%)
Eaton Corp                                                             17,650                              1,641
General Electric Co                                                   323,641                             12,389
Honeywell International Inc                                            25,169                              1,417
ITT Corp                                                               16,060                              1,097
Parker Hannifin Corp                                                   16,320                              1,598
Tyco International Ltd                                                 48,100                              1,625
                                                                                           ----------------------
                                                                                                          19,767
                                                                                           ----------------------
Electric - Integrated (4.60%)
Constellation Energy Group Inc                                         15,200                              1,325
placeEdison International                                              27,240                              1,529
Entergy Corp                                                           20,820                              2,235
FirstEnergy Corp                                                       27,460                              1,778
FPL Group Inc (a)                                                      37,800                              2,145
PG&E Corp                                                              36,830                              1,668
Public Service Enterprise Group Inc                                    20,350                              1,786
Sierra Pacific Resources                                               59,570                              1,046
                                                                                           ----------------------
                                                                                                          13,512
                                                                                           ----------------------
Finance - Investment Banker & Broker (10.09%)
Citigroup Inc (c)                                                     170,554                              8,748
Goldman Sachs Group Inc/The                                            13,950                              3,023
JPMorgan Chase & Co                                                   148,600                              7,200
Lehman Brothers Holdings Inc                                           38,864                              2,896
Merrill Lynch & Co Inc                                                 41,700                              3,485
Morgan Stanley                                                         51,000                              4,278
                                                                                           ----------------------
                                                                                                          29,630
                                                                                           ----------------------
Finance - Mortgage Loan/Banker (1.23%)
Fannie Mae                                                             55,372                              3,618
                                                                                           ----------------------

Financial Guarantee Insurance (0.93%)
MBIA Inc                                                               13,820                                860
PMI Group Inc/The                                                      23,700                              1,058
Radian Group Inc (a)                                                   14,960                                808
                                                                                           ----------------------
                                                                                                           2,726
                                                                                           ----------------------
Food - Miscellaneous/Diversified (1.82%)
Campbell Soup Co                                                       30,010                              1,165
General Mills Inc                                                      29,700                              1,735
Food - Miscellaneous/Diversified
Kellogg Co                                                             14,880                                771
Kraft Foods Inc                                                        21,028                                741
McCormick & Co Inc/MD                                                  24,730                                944
                                                                                           ----------------------
                                                                                                           5,356
                                                                                           ----------------------
Food - Retail (0.97%)
Kroger Co/The                                                          50,100                              1,409
Safeway Inc                                                            41,900                              1,426
                                                                                           ----------------------
                                                                                                           2,835
                                                                                           ----------------------
Funeral Services & Related Items (0.41%)
Service Corp International/US                                          93,100                              1,190
                                                                                           ----------------------

Gas - Distribution (0.34%)
Energen Corp                                                           18,200                              1,000
                                                                                           ----------------------

Health Care Cost Containment (0.29%)
McKesson Corp                                                          14,020                                836
                                                                                           ----------------------

Independent Power Producer (0.86%)
Mirant Corp (b)                                                        29,900                              1,275
NRG Energy Inc (a)(b)                                                  30,280                              1,259
                                                                                           ----------------------
                                                                                                           2,534
                                                                                           ----------------------
Instruments - Scientific (0.34%)
Applera Corp - Applied Biosystems Group                                32,800                              1,002
                                                                                           ----------------------

Internet Security (0.33%)
McAfee Inc (b)                                                         27,780                                978
                                                                                           ----------------------

Life & Health Insurance (1.25%)
Cigna Corp                                                             10,990                                574
Lincoln National Corp                                                  27,810                              1,973
Prudential Financial Inc                                                4,500                                438
Reinsurance Group of America Inc (a)                                   11,330                                682
                                                                                           ----------------------
                                                                                                           3,667
                                                                                           ----------------------
Machinery - Construction & Mining (0.29%)
Terex Corp (a)(b)                                                      10,540                                857
                                                                                           ----------------------

Medical - Drugs (4.26%)
Eli Lilly & Co                                                         30,286                              1,693
King Pharmaceuticals Inc (b)                                           53,908                              1,103
Merck & Co Inc                                                         41,450                              2,064
Pfizer Inc                                                            299,340                              7,654
                                                                                           ----------------------
                                                                                                          12,514
                                                                                           ----------------------
Medical - HMO (0.83%)
Aetna Inc                                                              16,240                                802
WellPoint Inc (b)                                                      20,300                              1,621
                                                                                           ----------------------
                                                                                                           2,423
                                                                                           ----------------------
Medical Products (1.14%)
Johnson & Johnson                                                      54,360                              3,350
                                                                                           ----------------------

Metal Processors & Fabrication (0.33%)
Commercial Metals Co                                                   28,900                                976
                                                                                           ----------------------

Multi-Line Insurance (4.43%)
Allstate Corp/The                                                       8,700                                535
American Financial Group Inc/OH                                        21,950                                750

Multi-Line Insurance
American International Group Inc                                       90,080                              6,308
placeCityHartford Financial Services Group Inc                         22,300                              2,197
HCC Insurance Holdings Inc                                             29,300                                979
MetLife Inc                                                            34,500                              2,224
                                                                                           ----------------------
                                                                                                          12,993
                                                                                           ----------------------
Multimedia (1.88%)
McGraw-Hill Cos Inc/The                                                13,300                                906
Time Warner Inc                                                        79,820                              1,679
Walt Disney Co/The                                                     85,760                              2,928
                                                                                           ----------------------
                                                                                                           5,513
                                                                                           ----------------------
Office Automation & Equipment (0.61%)
Xerox Corp (b)                                                         97,100                              1,794
                                                                                           ----------------------

Oil Company - Exploration & Production (1.12%)
Occidental Petroleum Corp                                              56,744                              3,284
                                                                                           ----------------------

Oil Company - Integrated (10.22%)
Chevron Corp                                                           92,217                              7,768
ConocoPhillips                                                         50,486                              3,963
Exxon Mobil Corp                                                      182,362                             15,297
Marathon Oil Corp                                                      49,600                              2,974
                                                                                           ----------------------
                                                                                                          30,002
                                                                                           ----------------------
Oil Field Machinery & Equipment (0.44%)
National Oilwell Varco Inc (a)(b)                                      12,414                              1,294
                                                                                           ----------------------

Oil Refining & Marketing (0.87%)
Tesoro Corp (a)                                                        19,020                              1,087
Valero Energy Corp                                                     19,749                              1,459
                                                                                           ----------------------
                                                                                                           2,546
                                                                                           ----------------------
Paper & Related Products (0.53%)
International Paper Co                                                 39,610                              1,547
                                                                                           ----------------------

Property & Casualty Insurance (2.44%)
Arch Capital Group Ltd (b)                                             10,500                                762
Chubb Corp                                                             35,930                              1,945
placeCityPhiladelphia Consolidated Holding Co (b)                      21,820                                912
Safeco Corp                                                            14,000                                872
Travelers Cos Inc/The                                                  50,180                              2,684
                                                                                           ----------------------
                                                                                                           7,175
                                                                                           ----------------------
Radio (0.00%)
Citadel Broadcasting Corp                                                   -                                  -
                                                                                           ----------------------

Regional Banks (9.05%)
Bank of America Corp (c)                                              185,760                              9,082
Comerica Inc                                                           28,000                              1,665
PNC Financial Services Group Inc                                       31,800                              2,276
US Bancorp                                                            104,970                              3,459
Wachovia Corp                                                          91,631                              4,696
Wells Fargo & Co                                                      153,280                              5,391
                                                                                           ----------------------
                                                                                                          26,569
                                                                                           ----------------------
Reinsurance (0.29%)
Axis Capital Holdings Ltd                                              21,200                                862
                                                                                           ----------------------

REITS - Apartments (0.64%)
AvalonBay Communities Inc                                               9,980                              1,186

REITS - Apartments
Essex Property Trust Inc                                                5,980                                696
                                                                                           ----------------------
                                                                                                           1,882
                                                                                           ----------------------
REITS - Hotels (0.58%)
Hospitality Properties Trust                                           16,800                                697
Host Hotels & Resorts Inc                                              43,400                              1,004
                                                                                           ----------------------
                                                                                                           1,701
                                                                                           ----------------------
REITS - Office Property (0.71%)
Boston Properties Inc                                                  13,957                              1,425
SL Green Realty Corp                                                    5,400                                669
                                                                                           ----------------------
                                                                                                           2,094
                                                                                           ----------------------
REITS - Regional Malls (0.71%)
Simon Property Group Inc                                               13,560                              1,262
Taubman Centers Inc                                                    16,700                                828
                                                                                           ----------------------
                                                                                                           2,090
                                                                                           ----------------------
Retail - Consumer Electronics (0.42%)
RadioShack Corp (a)                                                    37,570                              1,245
                                                                                           ----------------------

Retail - Discount (0.31%)
Dollar Tree Stores Inc (b)                                             21,200                                923
                                                                                           ----------------------

Retail - Major Department Store (0.27%)
JC Penney Co Inc                                                       10,840                                785
                                                                                           ----------------------

Retail - Restaurants (1.02%)
McDonald's Corp                                                        59,199                              3,005
                                                                                           ----------------------

Savings & Loans - Thrifts (0.22%)
Washington Mutual Inc (a)                                              14,970                                638
                                                                                           ----------------------

Semiconductor Component - Integrated Circuits (0.38%)
Atmel Corp (b)                                               197,801                              1,100
                                                                                  ----------------------

Steel - Producers (1.01%)
Carpenter Technology Corp                                      6,050                                788
Reliance Steel & Aluminum Co                                  16,330                                919
Steel Dynamics Inc                                            29,900                              1,253
                                                                                  ----------------------
                                                                                                  2,960
                                                                                  ----------------------
Telecommunication Services (0.54%)
Embarq Corp                                                   25,230                              1,599
                                                                                  ----------------------

Telephone - Integrated (6.35%)
AT&T Inc                                                     259,565                             10,772
CenturyTel Inc                                                27,700                              1,359
Qwest Communications International Inc (a)(b)                189,741                              1,841
Sprint Nextel Corp                                            38,891                                805
Verizon Communications Inc                                    93,882                              3,865
                                                                                  ----------------------
                                                                                                 18,642
                                                                                  ----------------------
Theaters (0.30%)
Regal Entertainment Group (a)                                 40,100                                879
                                                                                  ----------------------

Tobacco (1.76%)
Altria Group Inc                                              21,201                              1,487
Loews Corp - Carolina Group                                   18,000                              1,391
Reynolds American Inc (a)                                     24,870                              1,621

Tobacco
UST Inc (a)                                                   12,600                                677
                                                                                  ----------------------
                                                                                                  5,176
                                                                                  ----------------------
Tools - Hand Held (0.39%)
Snap-On Inc                                                   22,500                              1,137
                                                                                  ----------------------

Toys (0.90%)
Hasbro Inc                                                    34,300                              1,077
Mattel Inc                                                    62,000                              1,568
                                                                                  ----------------------
                                                                                                  2,645
                                                                                  ----------------------
Transport - Marine (0.42%)
Tidewater Inc (a)                                             17,407                              1,234
                                                                                  ----------------------

Transport - Rail (0.43%)
Union Pacific Corp                                            11,040                              1,271
                                                                                  ----------------------
TOTAL COMMON STOCKS                                                           $                291,512
                                                                                   ----------------------


                                                                     Principal
                                                                  Amount (000's)                      Value (000's)
SHORT TERM INVESTMENTS (0.69%)
Commercial Paper (0.69%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                               2,023                              2,023
                                                                                                  ----------------------
TOTAL SHORT TERM INVESTMENTS                                                                   $                  2,023
                                                                                                  ----------------------
MONEY MARKET FUNDS (5.61%)
placePlaceNameMoney PlaceTypeCenter Banks (5.61%)
BNY Institutional Cash Reserve Fund (d)                                       16,458                             16,458
                                                                                                  ----------------------
TOTAL MONEY MARKET FUNDS                                                                       $                 16,458
                                                                                                  ----------------------
Total Investments                                                                              $                309,993
Liabilities in Excess of Other Assets, Net - (5.58)%                                                           (16,380)
                                                                                                  ----------------------
TOTAL NET ASSETS - 100.00%                                                                     $                293,613
                                                                                                  ======================
                                                                                                  ----------------------

                                                                                                  ======================

(a)  Security or a portion of the security was on loan at the end of the period.

(b)  Non-Income Producing Security

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $12,583 or 4.29% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $                 43,946
Unrealized Depreciation                                                  (3,740)
                                                           ----------------------
Net Unrealized Appreciation (Depreciation)                                40,206
Cost for federal income tax purposes                                     269,787
All dollar amounts are shown in thousands (000's)



        Futures Contracts
                                                                                             Current           Unrealized
                                                           Number of           Original       Market          Appreciation/
Type                                                       Contracts             Value         Value         (Depreciation)
--------------------------------------------------------------------------------------------------------- ----------------------
Russell 1000; June 2007                                        5                $2,066        $2,062          (4)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
------------------------------------------------------------------------------------------------------- - ----------------------
Sector                                                                                                                  Percent
------------------------------------------------------------------------------------------------------- - ----------------------
Financial                                                                                                                39.94%
Consumer, Non-cyclical                                                                                                   14.61%
Energy                                                                                                                   12.65%
Industrial                                                                                                               11.92%
Communications                                                                                                           10.43%
Utilities                                                                                                                 5.81%
Consumer, Cyclical                                                                                                        4.10%
Basic Materials                                                                                                           3.53%
Technology                                                                                                                2.59%
Liabilities in Excess of Other Assets, Net                                                                             (-5.58%)
                                                                                                          ----------------------
TOTAL NET ASSETS                                                                                                        100.00%
                                                                                                          ======================

Other Assets Summary (unaudited)
------------------------------------------------------------------------------------------------------- - ----------------------
Asset Type                                                                                                              Percent
------------------------------------------------------------------------------------------------------- - ----------------------
Futures                                                                                                                   0.70%







Schedule
of Investments

June 30, 2007 (unaudited)
Diversified International Account

                                                             Shares                                       Value (000's)
                                                               Held
COMMON STOCKS (98.40%)
Advanced Materials & Products (0.01%)
Neo Material Technologies Inc (a)                               13,400                              $                   48
                                                                                                       --------------------

Advertising Services (0.44%)
Aegis Group Plc                                                 95,055                                                 263
Publicis Groupe (b)                                              5,417                                                 239
WPP Group PLC                                                  132,479                                               1,991
                                                                                                       --------------------
                                                                                                                     2,493
                                                                                                       --------------------
Agricultural Chemicals (1.13%)
Agruim Inc (a)                                                  53,300                                               2,336
Incitec Pivot Ltd                                               30,756                                               2,078
Yara International ASA                                          67,400                                               2,035
                                                                                                       --------------------
                                                                                                                     6,449
                                                                                                       --------------------
Agricultural Operations (0.14%)
Astra Agro Lestari Tbk PT                                      218,500                                                 333
Australian Agricultural Co Ltd                                   3,406                                                   8
Golden Agri-Resources Ltd (b)                                  260,000                                                 442
                                                                                                       --------------------
                                                                                                                       783
                                                                                                       --------------------
Airlines (0.75%)
Air France-KLM (b)                                              35,756                                               1,674
Deutsche Lufthansa AG                                           62,820                                               1,755
Korean Air Lines Co Ltd                                          6,850                                                 389
Thai Airways International Public Ltd (a)(c)                   108,900                                                 136
Turk Hava Yollari Anonium Ortakligi (a)                         41,694                                                 307
                                                                                                       --------------------
                                                                                                                     4,261
                                                                                                       --------------------
Apparel Manufacturers (0.45%)
China Ting Group Holdings Ltd                                   90,000                                                  31
Esprit Holdings Ltd                                            170,900                                               2,168
Youngone Corp                                                   43,960                                                 376
                                                                                                       --------------------
                                                                                                                     2,575
                                                                                                       --------------------
Appliances (0.03%)
AFG Arbonia - Forster Holding                                       69                                                  36
Indesit Co SpA                                                   4,172                                                  98
Schulthess Group                                                   540                                                  68
                                                                                                       --------------------
                                                                                                                       202
                                                                                                       --------------------
Applications Software (0.13%)
Infosys Technologies Ltd ADR                                     5,899                                                 297
Micro Focus International PLC                                   13,282                                                  70
NSD CO LTD                                                       2,800                                                  41
SimCorp A/S                                                        220                                                  53
Tata Consultancy Services Ltd                                   10,909                                                 308
                                                                                                       --------------------
                                                                                                                       769
                                                                                                       --------------------
Audio & Video Products (0.60%)
Canon Electronics Inc                                            2,794                                                  91
D&M Holdings Inc                                                 8,462                                                  37
Kawai Musical Instruments Manufacturing                          7,000                                                  14
Skyworth Digital Holdings Ltd                                  118,000                                                  19
Sony Corp                                                       63,000                                               3,239
                                                                                                       --------------------
                                                                                                                     3,400
                                                                                                       --------------------

Auto - Car & Light Trucks (2.84%)
Bayerische Motoren Werke AG                                     15,017                                                 969
DaimlerChrysler AG                                              48,860                                               4,513
Denway Motors Ltd (b)                                          710,000                                                 336
Fiat SpA (b)                                                    90,438                                               2,702
Hyundai Motor Co                                                 2,391                                                 189
Ssangyong Motor Co (a)                                           6,092                                                  47
Toyota Motor Corp                                              116,833                                               7,401
                                                                                                       --------------------
                                                                                                                    16,157
                                                                                                       --------------------
Auto - Medium & Heavy Duty Trucks (0.05%)
Mahindra & Mahindra Ltd                                         15,302                                                 272
                                                                                                       --------------------

Auto/Truck Parts & Equipment - Original (0.74%)
Aisin Seiki Co Ltd                                              48,400                                               1,781
Denso Corp                                                      52,800                                               2,067
Eagle Industry Co Ltd                                            2,000                                                  26
Futaba Industrial Co Ltd                                         4,987                                                 121
Musashi Seimitsu Industry Co Ltd                                   488                                                  13
Nippon Seiki Co Ltd                                              2,512                                                  56
Nissin Kogyo Co Ltd                                              4,041                                                 112
Press Kogyo Co Ltd                                               9,000                                                  38
T RAD Co Ltd                                                     2,000                                                  12
                                                                                                       --------------------
                                                                                                                     4,226
                                                                                                       --------------------
Auto/Truck Parts & Equipment - Replacement (0.06%)
Xinyi Glass Holding Co Ltd                                     366,000                                                 327
                                                                                                       --------------------

Beverages - Non-Alcoholic (0.03%)
Britvic PLC                                                     15,451                                                 120
Coca Cola Hellenic Bottling Co SA                                  828                                                  38
                                                                                                       --------------------
                                                                                                                       158
                                                                                                       --------------------
Beverages - Wine & Spirits (0.23%)
C&C Group PLC                                                   60,729                                                 820
United Spirits Ltd GDR                                          11,600                                                 185
United Spirits Ltd                                              10,226                                                 325
                                                                                                       --------------------
                                                                                                                     1,330
                                                                                                       --------------------
Brewery (0.86%)
Carlsberg A/S                                                   13,655                                               1,657
Greene King Plc                                                  5,027                                                  98
InBev NV                                                        38,637                                               3,076
Marston's PLC                                                    6,965                                                  56
                                                                                                       --------------------
                                                                                                                     4,887
                                                                                                       --------------------
Broadcasting Services & Programming (0.00%)
Vislink PLC                                                     12,363                                                  20
                                                                                                       --------------------

Building - Heavy Construction (1.26%)
ACS Actividades de Construccion y Servicios SA (b)              51,504                                               3,299
Aecon Group Inc (a)                                              1,827                                                  20
Keangnam Enterprises Ltd                                         1,438                                                  59
Lemminkainen Oyj                                                   159                                                  11
Maeda Road Construction Co Ltd                                   4,561                                                  41
Severfield-Rowen PLC                                             1,713                                                  78
Trevi Finanziaria SpA                                            3,897                                                  70
Veidekke ASA                                                     4,490                                                  48
Vinci SA                                                        47,052                                               3,533
                                                                                                       --------------------
                                                                                                                     7,159
                                                                                                       --------------------

Building - Mobile Home & Manufactured Housing (0.00%)
Fleetwood Corp Ltd                                               1,775                                                  13
                                                                                                       --------------------

Building - Residential & Commercial (0.11%)
Barratt Developments PLC                                         5,724                                                 114
Consorcio ARA SAB de CV                                        106,321                                                 171
Kaufman & Broad SA                                                 816                                                  63
Tecnisa SA                                                      42,496                                                 260
                                                                                                       --------------------
                                                                                                                       608
                                                                                                       --------------------
Building & Construction - Miscellaneous (0.80%)
Bouygues SA                                                     27,892                                               2,348
Cosco International Holdings Ltd                               106,000                                                  76
Galliford Try PLC                                               22,675                                                  72
JM AB - Rights (a)                                              44,400                                                  22
JM AB                                                           51,812                                               1,583
Murray & Roberts Holdings Ltd                                   53,079                                                 481
                                                                                                       --------------------
                                                                                                                     4,582
                                                                                                       --------------------
Building & Construction Products - Miscellaneous (0.42%)
Bauer AG                                                         1,249                                                 101
Geberit AG                                                       1,841                                                 315
Kingspan Group PLC                                              58,567                                               1,646
Nichias Corp                                                     9,000                                                  96
Rockwool International A/S                                         310                                                  95
Sika AG                                                             72                                                 147
                                                                                                       --------------------
                                                                                                                     2,400
                                                                                                       --------------------
Building Products - Air & Heating (0.01%)
Belimo Holding AG                                                   10                                                  11
Nibe Industrier AB                                               2,400                                                  48
                                                                                                       --------------------
                                                                                                                        59
                                                                                                       --------------------
Building Products - Cement & Aggregate (1.15%)
Adelaide Brighton Ltd                                           15,223                                                  47
Cementir SpA                                                     3,333                                                  48
Cemex SAB de CV (a)                                            162,866                                                 598
Heracles General Cement Co                                         753                                                  18
Holcim Ltd                                                      24,922                                               2,710
Lafarge SA                                                      15,508                                               2,842
Taiwan Cement Corp                                             253,000                                                 293
                                                                                                       --------------------
                                                                                                                     6,556
                                                                                                       --------------------
Building Products - Wood (0.01%)
China Grand Forestry Resources Group Ltd (a)                   404,000                                                  78
                                                                                                       --------------------

Cable TV (0.16%)
Cogeco Cable Inc                                                21,000                                                 907
                                                                                                       --------------------

Capacitors (0.59%)
Mitsumi Electric Co Ltd                                         93,910                                               3,371
                                                                                                       --------------------

Casino Hotels (0.06%)
Resorts World Bhd                                              321,300                                                 322
                                                                                                       --------------------

Cellular Telecommunications (1.41%)
America Movil SA de CV ADR                                      26,514                                               1,642
China Mobile Ltd                                                97,785                                               1,050
Cosmote Mobile Telecommunications SA                            31,505                                                 976
Drillisch AG (a)                                                 2,334                                                  27
Mobile Telesystems OJSC ADR (a)                                 10,138                                                 614
MTI Ltd                                                              5                                                  10

Cellular Telecommunications
Okinawa Cellular Telephone Co                                        8                                                  21
SK Telecom Co Ltd                                                  995                                                 229
SK Telecom Co Ltd ADR (b)                                       11,547                                                 316
Vodafone Group PLC                                             931,920                                               3,140
                                                                                                       --------------------
                                                                                                                     8,025
                                                                                                       --------------------
Chemicals - Diversified (1.40%)
Arkema (a)                                                       1,557                                                 102
Bayer AG                                                        53,674                                               4,054
Imperial Chemical Industries PLC                                17,504                                                 219
Israel Chemicals Ltd                                            25,567                                                 203
K+S AG                                                             753                                                 116
Lanxess AG                                                       2,750                                                 154
Sakai Chemical Industry Co Ltd                                   7,000                                                  53
Shin-Etsu Chemical Co Ltd                                       38,200                                               2,733
Wacker Chemie AG                                                 1,350                                                 320
                                                                                                       --------------------
                                                                                                                     7,954
                                                                                                       --------------------
Chemicals - Fibers (0.01%)
Han Kuk Carbon Co Ltd                                            4,130                                                  47
Kolon Industries Inc                                               610                                                  19
                                                                                                       --------------------
                                                                                                                        66
                                                                                                       --------------------
Chemicals - Other (0.02%)
Kingboard Chemical Holdings Ltd                                 28,500                                                 131
                                                                                                       --------------------

Chemicals - Specialty (0.33%)
Gurit Holding AG                                                    11                                                  14
Rhodia SA (a)                                                    3,026                                                 138
SGL Carbon AG (a)                                               37,534                                               1,559
Taiyo Ink Manufacturing Co Ltd                                     800                                                  25
Umicore                                                            774                                                 169
                                                                                                       --------------------
                                                                                                                     1,905
                                                                                                       --------------------
Circuit Boards (0.37%)
Ibiden Co Ltd                                                   26,100                                               1,687
Tripod Technology Corp                                          81,000                                                 413
                                                                                                       --------------------
                                                                                                                     2,100
                                                                                                       --------------------
Coal (0.10%)
Bumi Resources Tbk PT                                        1,474,500                                                 371
China Shenhua Energy Co Ltd                                     55,000                                                 192
                                                                                                       --------------------
                                                                                                                       563
                                                                                                       --------------------
Coatings & Paint (0.02%)
Chugoku Marine Paints Ltd                                       10,000                                                 119
                                                                                                       --------------------

Commercial Banks (13.78%)
ABN AMRO Holding NV                                             79,164                                               3,648
Aichi Bank Ltd/The                                                 100                                                  11
Allied Irish Banks PLC                                          24,153                                                 664
Allied Irish Banks PLC                                          73,551                                               2,012
Australia & New Zealand Banking Group Ltd                      178,413                                               4,385
Banca Popolare Italiana Scrl (a)                                15,718                                                 243
Banco BPI SA                                                    12,495                                                 111
Banco do Brasil SA                                              36,600                                                 527
Banco Macro SA ADR (b)                                           5,878                                                 193
Banco Sabadell SA (b)                                           13,509                                                 149
Banco Santander Central Hispano SA (b)                         258,939                                               4,798
Banco Santander Chile SA ADR (b)                                 3,638                                                 180
Banif SGPS SA                                                    1,392                                                  12
Bank Mandiri Persero Tbk PT                                  1,127,000                                                 390

Commercial Banks
Bank Millennium SA                                             100,232                                                 467
Bank of China Ltd (a)(b)                                       541,000                                                 268
Bank of India                                                   42,866                                                 244
Bank of Iwate Ltd/The                                              433                                                  25
Bank of Nagoya Ltd/The                                           7,323                                                  48
Bank of Novia Scotia (a)(b)                                     54,800                                               2,669
Bank Pekao SA                                                    4,888                                                 452
Bank Rakyat Indonesia                                          631,500                                                 402
Bankinter SA (b)                                                 3,097                                                 278
Barclays PLC                                                   266,509                                               3,725
BNP Paribas                                                     44,408                                               5,311
Bumiputra-Commerce Holdings Bhd                                121,900                                                 413
Canadian Western Bank                                            3,000                                                  80
China Construction Bank Corp                                 1,095,000                                                 753
China Merchants Bank Co Ltd (b)                                112,000                                                 341
Commonwealth Bank of Australia                                  65,849                                               3,084
Daegu Bank                                                       6,626                                                 116
Daito Bank Ltd/The                                               5,279                                                   7
DBS Group Holdings Ltd                                         219,000                                               3,262
Deutsche Bank AG                                                30,914                                               4,485
FirstRand Ltd                                                  124,739                                                 399
Higashi-Nippon Bank Ltd/The                                      2,561                                                  10
HSBC Holdings PLC                                              158,835                                               2,919
ICICI Bank Ltd ADR                                               4,007                                                 197
Industrial and Commercial Bank of China                         36,552                                                  78
Julius Baer Holding AG                                           1,909                                                 137
Kagoshima Bank Ltd/The                                           2,889                                                  22
KBC Groep NV                                                    14,069                                               1,905
Keiyo Bank Ltd/The                                              12,463                                                  73
Kookmin Bank                                                     3,881                                                 341
Malayan Banking Bhd                                             76,200                                                 265
Mitsubishi UFJ Financial Group Inc                                 119                                               1,314
Mizuho Financial Group Inc                                         510                                               3,533
Musashino Bank Ltd/The                                             638                                                  31
Oita Bank Ltd/The                                                2,970                                                  20
Oversea-Chinese Banking Corp                                   469,000                                               2,803
Piraeus Bank SA                                                 49,310                                               1,806
Raiffeisen International Bank Holding AS (b)                     2,156                                                 343
Ringkjoebing Landbobank A/S                                         65                                                  12
Royal Bank of Scotland Group PLC                               430,330                                               5,470
San-In Godo Bank Ltd/The                                         1,422                                                  14
Sberank RF GDR (a)(b)                                            1,390                                                 542
Sberbank                                                            59                                                 230
Skandinaviska Enskilda Banken AB                                53,640                                               1,741
Societe Generale                                                 9,612                                               1,789
Standard Bank Group Ltd                                         46,204                                                 643
Sumitomo Mitsui Financial Group Inc                                133                                               1,242
Sydbank A/S                                                      4,600                                                 221
Tokushima Bank Ltd/The                                           1,265                                                   9
Torinto Dominion Bank (a)                                       33,900                                               2,319
UniCredito Italiano SpA                                        452,324                                               4,059
VTB Bank OJSC (a)(c)                                            18,896                                                 208
Wing Hang Bank Ltd                                               6,464                                                  72
Wing Lung Bank                                                   1,400                                                  14
                                                                                                       --------------------
                                                                                                                    78,534
                                                                                                       --------------------
Commercial Services (0.06%)
Aggreko Plc                                                     26,153                                                 302
Daiseki Co Ltd                                                     679                                                  14

Commercial Services
ITE Group PLC                                                    2,130                                                   7
                                                                                                       --------------------
                                                                                                                       323
                                                                                                       --------------------
Computer Services (0.03%)
Alten (a)                                                        1,448                                                  57
Hitachi Information Systems Ltd                                    800                                                  18
Indra Sistemas SA (b)                                            4,269                                                 107
                                                                                                       --------------------
                                                                                                                       182
                                                                                                       --------------------
Computers (0.13%)
Acer Inc                                                       161,000                                                 328
Quanta Computer Inc                                            163,000                                                 254
Wincor Nixdorf AG                                                1,460                                                 134
                                                                                                       --------------------
                                                                                                                       716
                                                                                                       --------------------
Computers - Integrated Systems (0.01%)
CSE Global Ltd                                                  16,500                                                  14
NS Solutions Corp                                                1,600                                                  46
                                                                                                       --------------------
                                                                                                                        60
                                                                                                       --------------------
Consulting Services (0.05%)
Groupe Steria SCA                                                  391                                                  26
Poyry Oyj                                                        1,147                                                  25
Savills PLC                                                     18,065                                                 215
                                                                                                       --------------------
                                                                                                                       266
                                                                                                       --------------------
Consumer, Cyclical (0.00%)
Sanei-International Co Ltd                                         900                                                  29
                                                                                                       --------------------

Containers - Metal & Glass (0.01%)
CCL Industries                                                   1,200                                                  44
                                                                                                       --------------------

Cosmetics & Toiletries (0.27%)
Beiersdorf AG                                                   18,403                                               1,314
Fancl Corp                                                       3,900                                                  57
LG Household & Health Care Ltd                                     675                                                  98
Oriflame Cosmetics SA                                            1,300                                                  61
                                                                                                       --------------------
                                                                                                                     1,530
                                                                                                       --------------------
Diagnostic Equipment (0.01%)
Draegerwerk AG                                                     798                                                  75
                                                                                                       --------------------

Direct Marketing (0.01%)
Moshi Moshi Hotline Inc                                            911                                                  41
                                                                                                       --------------------

Distribution & Wholesale (0.27%)
Diploma Plc                                                        679                                                  12
IMS-Intl Metal Service                                             933                                                  45
Inabata & Co Ltd                                                 2,325                                                  16
Kloeckner & Co AG (b)                                           18,802                                               1,361
MARR SpA                                                         4,624                                                  53
Matsuda Sangyo Co Ltd (b)                                        1,344                                                  30
Tat Hong Holdings Ltd                                           22,000                                                  30
                                                                                                       --------------------
                                                                                                                     1,547
                                                                                                       --------------------
Diversified Financial Services (0.56%)
Acta Holding ASA                                                22,792                                                 120
Challenger Financial Services Group Ltd                         21,564                                                 107
Intergroup Financial Services Corp (a)                           6,625                                                 104
Investec PLC                                                     5,867                                                  76
Shin Kong Financial Holding Co Ltd                             271,411                                                 316
Shinhan Financial Group Co Ltd                                  13,471                                                 819

Diversified Financial Services
Woori Finance Holdings Co Ltd                                   65,870                                               1,668
                                                                                                       --------------------
                                                                                                                     3,210
                                                                                                       --------------------
Diversified Manufacturing Operations (1.15%)
Aalberts Industries NV                                           4,204                                                 116
Charter PLC (a)                                                 59,570                                               1,322
Senior PLC                                                      10,733                                                  21
Siemens AG                                                      35,453                                               5,088
                                                                                                       --------------------
                                                                                                                     6,547
                                                                                                       --------------------
Diversified Minerals (2.37%)
Antofagasta PLC                                                 23,979                                                 296
BHP Billiton Ltd                                                54,239                                               1,611
BHP Billiton PLC                                               214,035                                               5,974
Independence Group NL                                            4,730                                                  28
Jubilee Mines NL                                                 6,349                                                  86
Mincor Resources NL                                             32,214                                                 129
Nittetsu Mining Co Ltd                                           7,860                                                  64
Paladin Resources Ltd (a)(b)                                   233,068                                               1,632
Xstrata PLC                                                     61,207                                               3,671
                                                                                                       --------------------
                                                                                                                    13,491
                                                                                                       --------------------
Diversified Operations (0.46%)
Alfa SAB de CV                                                  41,038                                                 324
Altri SGPS SA                                                    6,055                                                  56
Barloworld Ltd                                                  13,828                                                 385
Eriks Group NV                                                     230                                                  20
Grupo Carso SA de CV                                            63,320                                                 245
GS Holdings Corp                                                 7,910                                                 384
Hunting Plc                                                      7,456                                                 110
Kendrion NV (a)                                                    242                                                   7
Onex Corp                                                       28,686                                                 991
STX Corp                                                         1,420                                                  84
Woongjin Holdings Co Ltd                                           277                                                   5
                                                                                                       --------------------
                                                                                                                     2,611
                                                                                                       --------------------
E-Commerce - Services (0.03%)
Dena Co Ltd                                                         35                                                 121
Rightmove PLC                                                    5,615                                                  71
                                                                                                       --------------------
                                                                                                                       192
                                                                                                       --------------------
Electric - Distribution (0.01%)
DUET Group - Rights (a)                                         18,638                                                   1
DUET Group (c)                                                  18,638                                                  61
                                                                                                       --------------------
                                                                                                                        62
                                                                                                       --------------------
Electric - Generation (0.19%)
Babcock & Brown Power                                           21,084                                                  62
CEZ                                                              2,172                                                 112
China Resources Power Holdings Co                              170,000                                                 405
Glow Energy PCL (c)                                            134,422                                                 119
Huaneng Power International Inc                                340,000                                                 386
                                                                                                       --------------------
                                                                                                                     1,084
                                                                                                       --------------------
Electric - Integrated (2.39%)
ASM SpA                                                         16,297                                                  99
Cia Paranaense de Energia                                    16,684,660                                                285
E.ON AG                                                         40,007                                               6,692
Enel SpA                                                       229,361                                               2,476
Fortis Inc                                                       2,900                                                  71
International Power PLC                                        348,305                                               3,004
Korea Electric Power Corp                                        5,670                                                 252
Unified Energy System (a)(c)                                     4,200                                                 567

Electric - Integrated
Union Fenosa SA (b)                                              2,748                                                 147
                                                                                                       --------------------
                                                                                                                    13,593
                                                                                                       --------------------
Electric - Transmission (0.03%)
Red Electrica de Espana                                          3,094                                                 146
                                                                                                       --------------------

Electric Products - Miscellaneous (0.12%)
LG Electronics Inc                                               7,926                                                 655
Solar Holdings A/S                                                  64                                                   9
                                                                                                       --------------------
                                                                                                                       664
                                                                                                       --------------------
Electronic Components - Miscellaneous (0.36%)
Chemring Group PLC                                               2,727                                                 108
Chiyoda Integre Co Ltd                                           1,100                                                  28
Coretronic Corp                                                196,000                                                 340
Eizo Nanao Corp                                                  1,600                                                  52
HON HAI Precision Industry Co Ltd                              110,228                                                 952
LG.Philips LCD Co Ltd (a)                                        7,520                                                 335
Miraial Co Ltd                                                      97                                                  13
Nihon Dempa Kogyo Co Ltd                                         1,000                                                  57
Star Micronics Co Ltd                                            5,316                                                 142
TT electronics PLC                                               5,319                                                  20
                                                                                                       --------------------
                                                                                                                     2,047
                                                                                                       --------------------
Electronic Components - Semiconductors (0.72%)
MediaTek Inc                                                    31,090                                                 484
Samsung Electronics Co Ltd                                       2,144                                               1,314
Sumco Corp                                                      45,400                                               2,282
                                                                                                       --------------------
                                                                                                                     4,080
                                                                                                       --------------------
Electronic Measurement Instruments (0.01%)
ESPEC Corp                                                         900                                                  13
Micronics Japan Co Ltd                                             600                                                  22
                                                                                                       --------------------
                                                                                                                        35
                                                                                                       --------------------
Electronic Parts Distribution (0.01%)
Kuroda Electric Co Ltd                                           4,300                                                  65
Marubun Corp                                                       600                                                   7
                                                                                                       --------------------
                                                                                                                        72
                                                                                                       --------------------
Energy - Alternate Sources (0.43%)
Renewable Energy Corp AS (a)                                    61,455                                               2,397
Sechilienne SA                                                     584                                                  38
Theolia SA (a)                                                     779                                                  27
                                                                                                       --------------------
                                                                                                                     2,462
                                                                                                       --------------------
Engineering - Research & Development Services (1.35%)
ABB Ltd                                                        171,854                                               3,911
Bradken Ltd                                                      9,469                                                  86
Keller Group PLC                                                 4,617                                                 100
Kyowa Exeo Corp                                                  7,000                                                  81
Larsen & Toubro Ltd (b)(c)                                      18,683                                               1,011
Monadelphous Group Ltd                                           2,717                                                  33
Shinko Plantech Co Ltd                                           7,000                                                  98
WorleyParsons Ltd                                               82,679                                               2,383
WSP Group PLC                                                    1,183                                                  18
                                                                                                       --------------------
                                                                                                                     7,721
                                                                                                       --------------------
Enterprise Software & Services (0.05%)
Axon Group Plc                                                   3,342                                                  53
Hitachi Software Engineering Co Ltd                              3,336                                                  75
Software AG                                                        679                                                  66

Enterprise Software & Services
Temenos Group AG (a)                                             4,521                                                 109
                                                                                                       --------------------
                                                                                                                       303
                                                                                                       --------------------
E-Services - Consulting (0.02%)
Ementor ASA (a)                                                 11,974                                                 112
                                                                                                       --------------------

Feminine Health Care Products (0.02%)
Hengan International Group Co Ltd (b)                           31,401                                                 112
                                                                                                       --------------------

Filtration & Separation Products (0.05%)
Alfa Laval AB                                                    4,881                                                 296
                                                                                                       --------------------

Finance - Investment Banker & Broker (2.25%)
Babcock & Brown Ltd                                             78,618                                               2,138
Bolsas y Mercados Espanoles                                      2,150                                                 126
Canaccord Capital Inc                                            4,000                                                  78
Credit Suisse Group                                             77,693                                               5,556
HQ AB                                                              466                                                  15
Macquarie Bank Ltd                                              31,033                                               2,236
President Securities Corp                                      488,000                                                 290
Takagi Securities Co Ltd                                         6,006                                                  25
Tong Yang Investment Bank                                       26,850                                                 532
UBS AG                                                          30,054                                               1,811
                                                                                                       --------------------
                                                                                                                    12,807
                                                                                                       --------------------
Finance - Leasing Company (0.55%)
ORIX Corp                                                       11,832                                               3,118
                                                                                                       --------------------

Finance - Other Services (0.93%)
Deutsche Boerse AG (b)                                          21,344                                               2,398
Grupo Financiero Banorte SAB de CV                             122,400                                                 560
Man Group Plc                                                  192,463                                               2,354
                                                                                                       --------------------
                                                                                                                     5,312
                                                                                                       --------------------
Fisheries (0.02%)
Nippon Suisan Kaisha Ltd                                        14,700                                                  94
Pescanova SA                                                       199                                                  10
                                                                                                       --------------------
                                                                                                                       104
                                                                                                       --------------------
Food - Catering (0.05%)
Sodexho Alliance SA                                              3,880                                                 279
                                                                                                       --------------------

Food - Confectionery (0.03%)
Barry Callebaut AG (a)                                             113                                                  86
Lindt & Spruengli AG                                                 3                                                  89
                                                                                                       --------------------
                                                                                                                       175
                                                                                                       --------------------
Food - Dairy Products (0.14%)
China Mengniu Dairy Co Ltd                                      78,000                                                 269
Robert Wiseman Dairies Plc                                       2,440                                                  24
Vivartia SA                                                      2,104                                                  50
Wimm-Bill-Dann Foods OJSC ADR                                    4,336                                                 451
                                                                                                       --------------------
                                                                                                                       794
                                                                                                       --------------------
Food - Meat Products (0.01%)
HKScan Oyj                                                       1,519                                                  40
Marudai Food Co Ltd                                              9,000                                                  34
                                                                                                       --------------------
                                                                                                                        74
                                                                                                       --------------------
Food - Miscellaneous/Diversified (2.04%)
Kerry Group PLC                                                  3,683                                                 103
Kikkoman Corp                                                    5,487                                                  81

Food - Miscellaneous/Diversified
Nestle SA                                                       17,897                                               6,828
Unilever PLC                                                   140,565                                               4,559
Viscofan SA                                                      3,220                                                  75
                                                                                                       --------------------
                                                                                                                    11,646
                                                                                                       --------------------
Food - Retail (1.14%)
J Sainsbury PLC                                                189,783                                               2,228
Metro Inc                                                        2,900                                                 102
North West Co Fund                                               2,514                                                  45
Shoprite Holdings Ltd                                           69,162                                                 319
WM Morrison Supermarkets PLC                                   215,230                                               1,307
Woolworths Ltd                                                 109,963                                               2,517
                                                                                                       --------------------
                                                                                                                     6,518
                                                                                                       --------------------
Food - Wholesale & Distribution (0.07%)
Heng Tai Consumables Group Ltd                                  80,000                                                  17
Kesko OYJ                                                        1,357                                                  91
Olam International Ltd                                          39,000                                                  78
Premier Foods PLC                                               19,621                                                 114
Sligro Food Group NV                                             1,946                                                  81
                                                                                                       --------------------
                                                                                                                       381
                                                                                                       --------------------
Footwear & Related Apparel (0.01%)
Geox SpA                                                         2,470                                                  46
                                                                                                       --------------------

Gambling (Non-Hotel) (0.02%)
Paddy Power PLC                                                  3,233                                                 101
                                                                                                       --------------------

Gas - Distribution (0.48%)
Centrica PLC                                                   315,743                                               2,463
Korea Gas Corp                                                   3,630                                                 235
Samchully Co Ltd                                                   189                                                  35
                                                                                                       --------------------
                                                                                                                     2,733
                                                                                                       --------------------
Gold Mining (0.03%)
Inmet Mining Corp                                                1,608                                                 124
Red Back Mining Inc (a)                                         10,965                                                  55
                                                                                                       --------------------
                                                                                                                       179
                                                                                                       --------------------
Hazardous Waste Disposal (0.01%)
Transpacific Industries Group Ltd (b)                            5,638                                                  64
                                                                                                       --------------------

Home Decoration Products (0.01%)
Hunter Douglas NV                                                  786                                                  74
                                                                                                       --------------------

Home Furnishings (0.02%)
Galiform PLC                                                    41,676                                                 114
                                                                                                       --------------------

Hotels & Motels (0.02%)
Mandarin Oriental International Ltd                              8,000                                                  18
Millennium & Copthorne Hotels PLC                                7,915                                                 102
                                                                                                       --------------------
                                                                                                                       120
                                                                                                       --------------------
Human Resources (0.34%)
Michael Page International Plc                                 177,991                                               1,878
Robert Walters Plc                                               6,377                                                  50
                                                                                                       --------------------
                                                                                                                     1,928
                                                                                                       --------------------
Import & Export (1.12%)
Itochu Corp                                                    246,000                                               2,853
Sumitomo Corp                                                  193,600                                               3,538
                                                                                                       --------------------
                                                                                                                     6,391
                                                                                                       --------------------

Industrial Audio & Video Products (0.01%)
EVS Broadcast Equipment SA                                         548                                                  45
Intelligent Digital Integrated Security                            364                                                   6
                                                                                                       --------------------
                                                                                                                        51
                                                                                                       --------------------
Industrial Automation & Robots (0.00%)
SFA Engineering Corp                                               336                                                  17
                                                                                                       --------------------

Industrial Gases (0.02%)
Air Water Inc                                                   11,000                                                 116
                                                                                                       --------------------

Internet Content - Information & News (0.01%)
Iress Market Technology Ltd                                      6,898                                                  54
Seek Ltd                                                         5,006                                                  31
                                                                                                       --------------------
                                                                                                                        85
                                                                                                       --------------------
Internet Security (0.05%)
Check Point Software Technologies (a)(b)                        12,987                                                 296
                                                                                                       --------------------

Investment Companies (0.30%)
ABG Sundal Collier ASA                                          11,419                                                  30
Arques Industries AG                                             4,992                                                 215
Hastings Diversified Utilities Fund                              3,212                                                  10
Macquarie Infrastructure Group                                 468,532                                               1,430
                                                                                                       --------------------
                                                                                                                     1,685
                                                                                                       --------------------
Investment Management & Advisory Services (0.52%)
Aberdeen Asset Management PLC                                  517,047                                               2,035
AGF Management Ltd                                               5,728                                                 195
Ashmore Group PLC                                                2,758                                                  15
Azimut Holding SpA                                               6,875                                                 118
Henderson Group PLC                                             50,677                                                 160
Kenedix Inc                                                         74                                                 138
MFS Ltd                                                         27,891                                                 137
MPC Muenchmeyer Petersen Capital AG                                743                                                  76
Partners Group                                                     210                                                  28
Risa Partners Inc                                                   32                                                  88
                                                                                                       --------------------
                                                                                                                     2,990
                                                                                                       --------------------
Leisure & Recreation Products (0.00%)
Beneteau SA                                                        176                                                  24
                                                                                                       --------------------

Life & Health Insurance (0.25%)
Cathay Financial Holding Co Ltd                                179,971                                                 430
China Life Insurance Co Ltd                                     76,000                                                 273
Sanlam Ltd                                                     164,406                                                 523
Swiss Life Holding (a)                                             744                                                 198
                                                                                                       --------------------
                                                                                                                     1,424
                                                                                                       --------------------
Lighting Products & Systems (0.01%)
Zumtobel AG (a)                                                  1,162                                                  43
                                                                                                       --------------------

Machinery - Construction & Mining (0.98%)
Aichi Corp                                                       5,073                                                  69
Danieli & Co SpA (b)                                             2,097                                                  62
Hitachi Construction Machinery Co Ltd                           43,300                                               1,509
Komatsu Ltd                                                    134,700                                               3,916
Palfinger AG                                                     1,008                                                  56
                                                                                                       --------------------
                                                                                                                     5,612
                                                                                                       --------------------
Machinery - Electrical (0.05%)
Konecranes Oyj                                                   7,081                                                 298
                                                                                                       --------------------

Machinery - General Industry (1.16%)
Biesse SpA                                                       1,689                                                  56
Burckhardt Compression Holding AG                                  105                                                  25
Frigoglass SA                                                    1,058                                                  33
Haulotte Group                                                   3,959                                                 166
Industrias CH SAB de CV (a)                                     53,585                                                 247
MAN AG                                                          27,381                                               3,925
Miyachi Corp                                                     1,400                                                  25
Sintokogio Ltd                                                   4,441                                                  65
Sumitomo Heavy Industries Ltd                                  184,000                                               2,088
                                                                                                       --------------------
                                                                                                                     6,630
                                                                                                       --------------------
Machinery - Material Handling (0.03%)
Fuji Machine Manufacturing Co Ltd                                1,900                                                  45
Tsubakimoto Chain Co                                            14,000                                                 101
                                                                                                       --------------------
                                                                                                                       146
                                                                                                       --------------------
Machinery Tools & Related Products (0.39%)
B&B Tools AB                                                     1,117                                                  40
Gildemeister AG                                                  4,209                                                  82
Mori Seiki Co Ltd                                               67,100                                               2,087
                                                                                                       --------------------
                                                                                                                     2,209
                                                                                                       --------------------
Medical - Biomedical/Gene (0.01%)
Oxford Biomedica Plc (a)                                        37,869                                                  33
                                                                                                       --------------------

Medical - Drugs (2.88%)
Actelion Ltd (a)                                                41,075                                               1,838
AstraZeneca PLC                                                 19,351                                               1,043
GlaxoSmithKline PLC                                             42,637                                               1,117
Kaken Pharmaceutical Co Ltd                                      6,000                                                  44
Kyorin Co Ltd                                                    4,000                                                  57
Nippon Shinyaku Co Ltd                                           2,558                                                  23
Novartis AG                                                     28,966                                               1,636
Oriola-KD OYJ                                                    3,428                                                  16
Roche Holding AG                                                30,056                                               5,349
Shire PLC                                                       67,642                                               1,686
Stallergenes                                                       427                                                  37
Takeda Pharmaceutical Co Ltd                                    38,600                                               2,495
Tanabe Seiyaku Co Ltd                                           91,000                                               1,085
                                                                                                       --------------------
                                                                                                                    16,426
                                                                                                       --------------------
Medical - Generic Drugs (0.07%)
Teva Pharmaceutical Industries Ltd ADR (b)                       9,420                                                 388
Towa Pharmaceutical Co Ltd                                         601                                                  25
                                                                                                       --------------------
                                                                                                                       413
                                                                                                       --------------------
Medical - Nursing Homes (0.05%)
Orpea (a)                                                          668                                                  70
Southern Cross Healthcare Ltd                                   18,584                                                 211
                                                                                                       --------------------
                                                                                                                       281
                                                                                                       --------------------
Medical - Wholesale Drug Distribution (0.03%)
Meda AB                                                          6,272                                                  99
OPG Groep NV                                                     2,035                                                  75
                                                                                                       --------------------
                                                                                                                       174
                                                                                                       --------------------
Medical Products (0.44%)
Bespak Plc                                                         616                                                   8
Phonak Holding AG                                               27,818                                               2,505
                                                                                                       --------------------
                                                                                                                     2,513
                                                                                                       --------------------
Metal - Aluminum (0.08%)
Aluminium of Greece S.A.I.C.                                     2,349                                                  45
Aluminum Corp of China Ltd (b)                                 226,000                                                 381
Metal - Aluminum
Nippon Light Metal Co Ltd                                       22,000                                                  58
                                                                                                       --------------------
                                                                                                                       484
                                                                                                       --------------------
Metal - Diversified (0.14%)
Anvil Mining Ltd (a)                                             1,778                                                  28
FNX Mining Co Inc (a)                                            6,173                                                 188
Kagara Zinc Ltd                                                  4,301                                                  23
KME Group SpA (a)                                               24,721                                                  23
MMC Norilsk Nickel ADR (b)                                       1,708                                                 378
Pacific Metals Co Ltd                                           10,000                                                 168
                                                                                                       --------------------
                                                                                                                       808
                                                                                                       --------------------
Metal - Iron (0.05%)
Kumba Iron Ore Ltd                                              10,367                                                 271
                                                                                                       --------------------

Metal Processors & Fabrication (0.28%)
Ahresty Corp                                                       900                                                  22
CFF Recycling                                                      382                                                  28
NSK Ltd                                                        118,000                                               1,223
Sterlite Industries India Ltd ADR (a)(b)                        11,527                                                 169
Taewoong Co Ltd                                                    831                                                  58
TK Corp                                                          1,983                                                  69
                                                                                                       --------------------
                                                                                                                     1,569
                                                                                                       --------------------
Metal Products - Distribution (0.02%)
Daiichi Jitsugyo Co Ltd                                          2,617                                                  13
Metka SA                                                         2,172                                                  43
Sato Shoji Corp                                                  1,022                                                   9
Yamazen Corp                                                     4,681                                                  35
                                                                                                       --------------------
                                                                                                                       100
                                                                                                       --------------------
Metal Products - Fasteners (0.01%)
Oiles Corp                                                       1,134                                                  25
Unisteel Technology Ltd                                          6,250                                                   9
                                                                                                       --------------------
                                                                                                                        34
                                                                                                       --------------------
Mining Services (0.00%)
Major Drilling Group International (a)                             600                                                  25
                                                                                                       --------------------

Miscellaneous Manufacturers (0.04%)
EganaGoldpfeil Holdings Ltd                                     40,000                                                  35
Nippon Pillar Packing Co Ltd                                     3,249                                                  36
Peace Mark Holdings Ltd                                         60,000                                                  82
RHI AG (a)                                                       1,554                                                  85
                                                                                                       --------------------
                                                                                                                       238
                                                                                                       --------------------
Mortgage Banks (0.01%)
Home Capital Group Inc                                           2,000                                                  69
                                                                                                       --------------------

MRI - Medical Diagnostic Imaging (0.02%)
Sonic Healthcare Ltd                                            10,056                                                 128
                                                                                                       --------------------

Multi-Line Insurance (2.38%)
Allianz SE                                                      25,747                                               6,015
AXA SA                                                          96,151                                               4,166
CNP Assurances (b)                                               1,442                                                 185
Mapfre SA (b)                                                   40,955                                                 204
Porto Seguro SA                                                  8,384                                                 321
Zurich Financial Services AG                                     8,689                                               2,698
                                                                                                       --------------------
                                                                                                                    13,589
                                                                                                       --------------------
Multimedia (0.93%)
Corus Entertainment - B Shares (a)                               1,781                                                  83
Multimedia
Informa PLC                                                    122,265                                               1,369
Vivendi                                                         89,028                                               3,845
                                                                                                       --------------------
                                                                                                                     5,297
                                                                                                       --------------------
Non-Ferrous Metals (0.15%)
Energy Metals Corp (a)                                           1,775                                                  26
Grupo Mexico SAB de CV                                          44,600                                                 274
Korea Zinc Co Ltd                                                1,778                                                 302
Minara Resources Ltd                                            11,487                                                  71
Sumitomo Titanium Corp (b)                                         746                                                  70
Uranium One Inc (a)                                              7,900                                                 101
                                                                                                       --------------------
                                                                                                                       844
                                                                                                       --------------------
Office Automation & Equipment (1.38%)
Canon Inc                                                       77,160                                               4,531
Neopost SA (b)                                                  12,743                                               1,872
Ricoh Co Ltd                                                    62,000                                               1,435
                                                                                                       --------------------
                                                                                                                     7,838
                                                                                                       --------------------
Oil - Field Services (0.80%)
Fugro NV                                                        24,743                                               1,576
John Wood Group PLC                                            263,501                                               1,791
Petrofac Ltd                                                   134,912                                               1,216
                                                                                                       --------------------
                                                                                                                     4,583
                                                                                                       --------------------
Oil Company - Exploration & Production (1.32%)
Addax Petroleum Corp                                            11,880                                                 444
AED Oil Ltd (a)(b)                                               9,637                                                  62
ARC Energy Ltd (a)                                              19,057                                                  25
ARC Energy Trust                                                47,357                                                 967
Avenir Diversified Income Trust                                  2,171                                                  17
Bonterra Energy Income Trust                                       945                                                  25
CNOOC Ltd                                                      504,000                                                 571
Crescent Point Energy Trust                                      2,448                                                  45
EnCana (a)                                                      44,658                                               2,747
Harvest Energy Trust (a)                                         1,920                                                  59
Niko Resources Ltd                                                 674                                                  61
Oao Gazprom (a)(c)(d)                                            4,032                                                 422
Oao Gazprom (a)                                                 42,076                                               1,761
Oilexco Inc (a)                                                 19,347                                                 235
Progress Energy Trust                                            5,634                                                  68
                                                                                                       --------------------
                                                                                                                     7,509
                                                                                                       --------------------
Oil Company - Integrated (5.72%)
BG Group PLC                                                   137,070                                               2,261
BP PLC                                                         242,340                                               2,934
China Petroleum & Chemical Corp                                903,566                                               1,000
ENI SpA (b)                                                    139,333                                               5,073
LUKOIL ADR                                                      10,515                                                 797
Petro Canada (a)                                                56,400                                               3,005
PetroChina Co Ltd                                              209,219                                                 308
Petroleo Brasileiro SA ADR (b)                                  12,682                                               1,538
Royal Dutch Shell PLC - A Shares                               112,401                                               4,591
Royal Dutch Shell PLC - B Shares                               116,760                                               4,884
Sasol Ltd                                                        6,358                                                 239
Suncor Energy Inc (a)                                           23,900                                               2,153
Total SA                                                        46,679                                               3,807
                                                                                                       --------------------
                                                                                                                    32,590
                                                                                                       --------------------
Oil Refining & Marketing (0.41%)
Fuchs Petrolub AG                                                1,113                                                 103
Parkland Income Fund                                             3,018                                                  46

Oil Refining & Marketing
Reliance Industries Ltd (d)                                     10,238                                                 865
Singapore Petroleum Co Ltd                                      10,000                                                  38
SK Corp (c)                                                      4,645                                                 676
Thai Oil Public (a)(c)                                         121,215                                                 247
Tupras Turkiye Petrol Rafinerileri AS                           14,708                                                 353
                                                                                                       --------------------
                                                                                                                     2,328
                                                                                                       --------------------
Optical Supplies (0.04%)
Cie Generale d'Optique Essilor International SA                  1,752                                                 210
                                                                                                       --------------------

Paper & Related Products (0.01%)
Portucel-Empresa Produtora de Pasta e Papel SA                  11,047                                                  45
                                                                                                       --------------------

Petrochemicals (0.13%)
Aromatics Thailand PCL (a)(c)                                  106,900                                                 204
Formosa Chemicals & Fibre Corp                                 120,000                                                 277
LG Petrochemical Co Ltd                                          5,990                                                 234
                                                                                                       --------------------
                                                                                                                       715
                                                                                                       --------------------
Photo Equipment & Supplies (0.23%)
Olympus Corp                                                    31,000                                               1,211
Tamron Co Ltd                                                    2,500                                                  77
                                                                                                       --------------------
                                                                                                                     1,288
                                                                                                       --------------------
Pipelines (0.00%)
Pembina Pipeline Income Fund                                     1,877                                                  28
                                                                                                       --------------------

Platinum (0.20%)
Anglo Platinum Ltd                                               4,304                                                 709
Impala Platinum Holdings Ltd                                    14,239                                                 435
                                                                                                       --------------------
                                                                                                                     1,144
                                                                                                       --------------------
Power Converter & Supply Equipment (0.03%)
Delta Electronics Inc                                           45,500                                                 179
                                                                                                       --------------------

Printing - Commercial (0.06%)
De La Rue PLC                                                   15,254                                                 239
Zenrin Co Ltd (b)                                                3,300                                                  86
                                                                                                       --------------------
                                                                                                                       325
                                                                                                       --------------------
Property & Casualty Insurance (0.82%)
Admiral Group PLC                                                6,180                                                 110
Beazley Group PLC                                               18,385                                                  54
Chaucer Holdings PLC                                            24,542                                                  47
Dongbu Insurance Co Ltd                                         14,980                                                 503
Hiscox Ltd                                                      23,324                                                 134
Novae Group PLC (a)                                             19,258                                                  15
PICC Property & Casualty Co Ltd (a)                            492,000                                                 401
QBE Insurance Group Ltd                                        129,534                                               3,426
                                                                                                       --------------------
                                                                                                                     4,690
                                                                                                       --------------------
Public Thoroughfares (0.09%)
Road King Infrastructure                                        39,000                                                  76
Zhejiang Expressway Co Ltd                                     400,000                                                 429
                                                                                                       --------------------
                                                                                                                       505
                                                                                                       --------------------
Publishing - Periodicals (0.03%)
Euromoney Institutional Investor PLC                             1,353                                                  18
United Business Media PLC                                        8,586                                                 137
Woongjin Thinkbig Co Ltd (a)                                       782                                                  18
                                                                                                       --------------------
                                                                                                                       173
                                                                                                       --------------------

Real Estate Magagement & Services (0.35%)
Aedes SpA                                                        2,163                                                  16
Ardepro Co Ltd (b)                                                 281                                                  88
Atrium Co Ltd                                                    1,369                                                  37
Immobiliare Grande Distribuzione                                 6,511                                                  27
IVG Immobilien AG (b)                                            3,424                                                 135
Nexity                                                          18,356                                               1,542
Pierre & Vacances                                                  243                                                  37
Sumitomo Real Estate Sales Co Ltd                                1,316                                                 103
Tosei Corp                                                          28                                                  26
                                                                                                       --------------------
                                                                                                                     2,011
                                                                                                       --------------------
Real Estate Operator & Developer (2.70%)
Allgreen Properties Ltd                                         51,000                                                  70
Brookfield Asset Management Inc (a)                             82,105                                               3,284
City Developments Ltd                                          124,000                                               1,401
FKP Property Group                                               4,455                                                  28
Ho Bee Investment Ltd                                           48,000                                                  74
Hopewell Holdings                                               57,000                                                 232
Huaku Construction Corp                                         88,000                                                 201
Huang Hsiang Construction Co                                    77,572                                                 190
Icade                                                            1,117                                                  87
Intershop Holdings                                                  77                                                  20
Joint Corp                                                      26,404                                                 830
Keppel Land Ltd (b)                                            263,000                                               1,503
Minerva PLC                                                     22,696                                                 161
Mitsui Fudosan Co Ltd                                           78,000                                               2,192
Neo-China Group Holdings Ltd                                   100,000                                                  17
Rodobens Negocios Imobiliarios SA                               22,025                                                 300
Shenzhen Investment Ltd                                        804,000                                                 609
Shoei Co Ltd                                                     1,540                                                  32
Singapore Land Ltd                                               3,000                                                  22
Sumitomo Realty & Development Co Ltd                            41,000                                               1,339
UOL Group Ltd                                                  288,000                                               1,091
Urban Corp                                                      83,600                                               1,524
Wheelock Properties (S) Ltd                                     24,000                                                  54
Wing Tai Holdings Ltd                                           41,415                                                 108
                                                                                                       --------------------
                                                                                                                    15,369
                                                                                                       --------------------
Recycling (0.03%)
Asahi Pretec Corp                                                5,178                                                 145
                                                                                                       --------------------

Regional Banks-Non US (0.01%)
Banque Cantonale Vaudoise                                           71                                                  37
                                                                                                       --------------------

Reinsurance (0.68%)
Hannover Rueckversicherung AG                                   31,377                                               1,524
Swiss Reinsurance                                               25,736                                               2,358
                                                                                                       --------------------
                                                                                                                     3,882
                                                                                                       --------------------
REITS - Apartments (0.02%)
Boardwalk Real Estate Investment Trust (a)                       2,600                                                 119
                                                                                                       --------------------

REITS - Diversified (0.67%)
British Land Co PLC                                             64,126                                               1,726
Canadian Real Estate Investment Trust                            2,352                                                  64
CapitaCommercial Trust                                          39,000                                                  75
CDL Hospitality Trusts                                          12,992                                                  21
Eurocommercial Properties NV (a)                                 1,900                                                  98
Land Securities Group PLC                                       47,396                                               1,659
Mapletree Logistics Trust                                       40,000                                                  37

REITS - Diversified
Suntec Real Estate Investment Trust                             35,000                                                  44
Unibail-Rodamco (b)                                                298                                                  77
                                                                                                       --------------------
                                                                                                                     3,801
                                                                                                       --------------------
REITS - Office Property (0.04%)
Ascott Residence Trust                                          43,438                                                  57
Great Portland Estates PLC                                      11,459                                                 153
                                                                                                       --------------------
                                                                                                                       210
                                                                                                       --------------------
Rental - Auto & Equipment (0.05%)
Cramo OYJ                                                        2,587                                                 126
General de Alquiler de Maquinaria (a)                              200                                                   7
Ramirent Oyj                                                     4,724                                                 129
                                                                                                       --------------------
                                                                                                                       262
                                                                                                       --------------------
Retail - Apparel & Shoe (0.90%)
Hennes & Mauritz AB                                             41,485                                               2,466
Inditex SA (b)                                                  42,143                                               2,496
Next PLC                                                         3,547                                                 143
                                                                                                       --------------------
                                                                                                                     5,105
                                                                                                       --------------------
Retail - Bookstore (0.02%)
WH Smith PLC                                                    13,640                                                 109
                                                                                                       --------------------

Retail - Building Products (0.01%)
Kohnan Shoji Co Ltd                                              2,900                                                  38
                                                                                                       --------------------

Retail - Consumer Electronics (0.12%)
GOME Electrical Appliances Holdings Ltd (b)                    305,000                                                 467
JB Hi-Fi Ltd                                                    11,548                                                 106
Joshin Denki Co Ltd                                              7,987                                                  54
K's Holdings Corp                                                2,100                                                  59
                                                                                                       --------------------
                                                                                                                       686
                                                                                                       --------------------
Retail - Home Furnishings (0.03%)
Ellerine Holdings Ltd                                           17,726                                                 175
                                                                                                       --------------------

Retail - Hypermarkets (0.06%)
Organizacion Soriana SAB de CV                                  81,858                                                 261
Wumart Stores Inc (a)(c)                                        68,000                                                  59
                                                                                                       --------------------
                                                                                                                       320
                                                                                                       --------------------
Retail - Jewelry (0.56%)
Swatch Group AG                                                 11,232                                               3,209
                                                                                                       --------------------

Retail - Major Department Store (0.39%)
David Jones Ltd (b)                                             23,921                                                 113
Grupo Famsa SAB de CV (a)                                       33,204                                                 194
Hyundai Department Store Co Ltd                                  2,779                                                 328
Marks & Spencer Group PLC                                      125,574                                               1,583
                                                                                                       --------------------
                                                                                                                     2,218
                                                                                                       --------------------
Retail - Miscellaneous/Diversified (0.15%)
Arcs Co Ltd                                                      2,300                                                  37
Dufry South America Ltd (a)                                     13,529                                                 312
Izumi Co Ltd (b)                                                 5,336                                                  87
Macintosh Retail Group NV                                          733                                                  33
Massmart Holdings Ltd                                           13,547                                                 165
Woolworths Holdings Ltd                                         80,168                                                 243
                                                                                                       --------------------
                                                                                                                       877
                                                                                                       --------------------

Retail - Office Supplies (0.00%)
Bechtle AG                                                         306                                                  11
                                                                                                       --------------------

Retail - Propane Distribution (0.02%)
Superior Plus Income Fund                                        6,943                                                 102
                                                                                                       --------------------

Retail - Pubs (0.89%)
Mitchells & Butlers PLC                                         86,661                                               1,531
Punch Taverns PLC                                              143,537                                               3,545
                                                                                                       --------------------
                                                                                                                     5,076
                                                                                                       --------------------
Retail - Sporting Goods (0.16%)
JJB Sports PLC                                                 178,029                                                 915
                                                                                                       --------------------

Retail - Toy Store (0.01%)
JUMBO SA                                                         2,264                                                  79
                                                                                                       --------------------

Retail - Video Rental (0.01%)
Geo Corp (b)                                                        37                                                  63
                                                                                                       --------------------

Rubber - Tires (0.57%)
Compagnie Generale des Etablissements Michelin                  21,910                                               3,080
Nokian Renkaat OYJ                                               4,382                                                 154
                                                                                                       --------------------
                                                                                                                     3,234
                                                                                                       --------------------
Rubber & Plastic Products (0.01%)
Semperit AG Holding                                                276                                                  12
Tokai Rubber Industries Inc                                      1,355                                                  23
                                                                                                       --------------------
                                                                                                                        35
                                                                                                       --------------------
Rubber & Vinyl (0.04%)
TSRC Corp                                                      207,000                                                 239
                                                                                                       --------------------

Schools (0.02%)
MegaStudy Co Ltd                                                   639                                                 125
                                                                                                       --------------------

Seismic Data Collection (0.34%)
Cie Generale de Geophysique-Veritas (a)                          7,751                                               1,951
                                                                                                       --------------------

Semiconductor Component - Integrated Circuits (0.52%)
Powertech Technology Inc                                       100,000                                                 417
Realtek Semiconductor Corp                                      90,500                                                 449
Richtek Technology Corp                                         19,000                                                 300
Siliconware Precision Industries Co                            253,000                                                 537
Taiwan Semiconductor Manufacturing Co Ltd                      594,676                                               1,283
                                                                                                       --------------------
                                                                                                                     2,986
                                                                                                       --------------------
Semiconductor Equipment (0.01%)
Jusung Engineering Co Ltd (a)                                    2,382                                                  47
                                                                                                       --------------------

Shipbuilding (0.31%)
Hyundai Heavy Industries                                         4,763                                               1,779
                                                                                                       --------------------

Soap & Cleaning Products (0.72%)
Reckitt Benckiser PLC                                           74,532                                               4,093
                                                                                                       --------------------

Steel - Producers (3.34%)
Angang Steel Co Ltd                                            160,000                                                 329
Arcelor Mittal                                                  47,909                                               3,018
China Steel Corp                                               366,000                                                 445
Evraz Group SA (c)                                               4,979                                                 205
Steel - Producers
Mittal Steel South Africa Ltd                                   18,700                                                 337
Nippon Steel Corp                                              580,000                                               4,089
OneSteel Ltd (b)                                                20,580                                                 112
Osaka Steel Co Ltd                                               1,749                                                  33
POSCO ADR (b)                                                    9,698                                               1,164
Salzgitter AG                                                   15,680                                               3,016
Sidenor Steel Products Manufacturing Co                          1,900                                                  40
Ssab Svenskt Stal AB                                            41,800                                               1,727
Tata Steel Ltd (a)                                              16,502                                                 244
ThyssenKrupp AG                                                 32,919                                               1,954
Usinas Siderurgicas de Minas Gerais SA                           4,273                                                 282
Voestalpine AG                                                  23,933                                               2,024
                                                                                                       --------------------
                                                                                                                    19,019
                                                                                                       --------------------
Steel - Specialty (0.02%)
Mitsubishi Steel Manufacturing Co Ltd (b)                       21,527                                                 100
                                                                                                       --------------------

Steel Pipe & Tube (0.03%)
TMK OAO                                                          4,749                                                 173
                                                                                                       --------------------

Telecommunication Equipment (0.08%)
Tandberg ASA                                                    11,500                                                 259
Vtech Holdings Ltd                                              26,000                                                 219
                                                                                                       --------------------
                                                                                                                       478
                                                                                                       --------------------
Telecommunication Services (1.00%)
Digi.Com BHD                                                    51,987                                                 346
Globe Telecom Inc                                                4,400                                                 129
Singapore Telecommunications Ltd                               766,000                                               1,701
StarHub Ltd                                                    458,330                                                 916
Telenet Group Holding NV (a)                                     3,635                                                 127
Telenor ASA                                                    126,400                                               2,481
                                                                                                       --------------------
                                                                                                                     5,700
                                                                                                       --------------------
Telephone - Integrated (3.35%)
BT Group PLC                                                   731,291                                               4,883
Elisa OYJ                                                        6,480                                                 177
Empresa Nacional de Telecomunicaciones                          14,832                                                 253
GVT Holding SA (a)                                              16,627                                                 289
KDDI Corp                                                          196                                               1,453
Royal KPN NV                                                   230,347                                               3,841
Telecom Egypt                                                  111,851                                                 341
Telefonica SA (b)                                              216,535                                               4,847
Telefonos de Mexico SAB de CV ADR                               16,151                                                 612
Telkom SA Ltd                                                   14,771                                                 373
Telstra Corp Ltd                                               516,845                                               2,011
                                                                                                       --------------------
                                                                                                                    19,080
                                                                                                       --------------------
Textile - Products (0.00%)
Gamma Holding NV                                                   115                                                  10
                                                                                                       --------------------

Therapeutics (0.21%)
Grifols SA (a)                                                  54,930                                               1,198
                                                                                                       --------------------

Tobacco (1.39%)
Imperial Tobacco Group PLC                                      59,459                                               2,754
Japan Tobacco Inc                                                  796                                               3,931
KT&G Corp                                                       17,523                                               1,233
                                                                                                       --------------------
                                                                                                                     7,918
                                                                                                       --------------------

Tools - Hand Held (0.41%)
Hitachi Koki Co Ltd                                              6,889                                                 118
Makita Corp                                                     49,800                                               2,217
                                                                                                       --------------------
                                                                                                                     2,335
                                                                                                       --------------------
Toys (0.93%)
Nintendo Co Ltd                                                 14,400                                               5,275
                                                                                                       --------------------

Transport - Marine (1.41%)
D/S Norden                                                         360                                                  23
Golden Ocean Group Ltd                                          35,000                                                 114
Jinhui Shipping & Transportation Ltd (a)                         9,044                                                  84
Kawasaki Kisen Kaisha Ltd (b)                                  166,000                                               2,032
Korea Line Corp                                                    370                                                  45
Labroy Marine Ltd                                               79,612                                                 137
Mitsui OSK Lines Ltd                                           216,000                                               2,937
Orient Overseas International Ltd                               32,500                                                 318
Pacific Basin Shipping Ltd                                   1,082,224                                               1,218
Shinwa Kaiun Kaisha Ltd                                          9,309                                                  72
Sincere Navigation                                             199,000                                                 330
Smit Internationale NV                                             733                                                  58
STX Pan Ocean Co Ltd                                           500,000                                                 666
Wan Hai Lines Ltd                                                    1                                                   -
                                                                                                       --------------------
                                                                                                                     8,034
                                                                                                       --------------------
Transport - Services (0.81%)
Asciano Group (a)(b)                                           100,315                                                 862
Firstgroup Plc                                                 152,032                                               2,039
Kintetsu World Express Inc                                       3,200                                                 109
Log-in Logistica Intermodal SA (a)                              32,215                                                 255
Stagecoach Group PLC                                            33,226                                                 122
Toll Holdings Ltd                                              100,315                                               1,232
                                                                                                       --------------------
                                                                                                                     4,619
                                                                                                       --------------------
Transport - Truck (0.00%)
SBS Holdings Inc                                                     6                                                  16
                                                                                                       --------------------

Travel Services (0.01%)
HIS Co Ltd                                                       1,200                                                  33
                                                                                                       --------------------

Venture Capital (0.37%)
3i Group PLC                                                    90,276                                               2,112
                                                                                                       --------------------

Water (0.09%)
Companhia de Saneamento Basico de Estado de Sao Paulo (a)         15,840                                                 349
Pennon Group PLC                                                  11,333                                                 140
                                                                                                         --------------------
                                                                                                                         489
                                                                                                         --------------------
Water Treatment Systems (0.07%)
Woongjin Coway Co Ltd                                             12,300                                                 417
                                                                                                         --------------------

Web Portals (0.03%)
So-net Entertainment Corp                                             12                                                  35
United Internet AG (b)                                             7,206                                                 150
                                                                                                         --------------------
                                                                                                                         185
                                                                                                         --------------------
Wire & Cable Products (0.41%)
Draka Holding                                                      1,554                                                  79
Nexans SA                                                         12,692                                               2,127
Taihan Electric Wire Co Ltd                                        3,730                                                 135
                                                                                                         --------------------
                                                                                                                       2,341
                                                                                                         --------------------

Wireless Equipment (0.41%)
Japan Radio Co Ltd                                                16,000                                                  62
Nokia OYJ                                                         81,099                                               2,284
                                                                                                         --------------------
                                                                                                                       2,346
                                                                                                         --------------------
TOTAL COMMON STOCKS                                                                                   $              560,678
                                                                                                         --------------------
PREFERRED STOCKS (0.92%)
Airlines (0.06%)
Tam SA                                                             9,800                                                 325
                                                                                                         --------------------

Commercial Banks (0.04%)
Banco Bradesco SA                                                  8,832                                                 213
                                                                                                         --------------------

Dialysis Centers (0.21%)
Fresenius AG                                                      15,729                                               1,199
                                                                                                         --------------------

Diversified Minerals (0.24%)
Cia Vale do Rio Doce                                              37,278                                               1,394
                                                                                                         --------------------

Diversified Operations (0.09%)
Investimentos Itau SA                                             83,272                                                 518
                                                                                                         --------------------

Electric - Distribution (0.04%)
Eletropaulo Metropolitana de Sao Paulo                         3,460,000                                                 228
                                                                                                         --------------------

Electric - Integrated (0.04%)
Cia Energetica de Minas Gerais                                     9,576                                                 203
                                                                                                         --------------------

Investment Companies (0.05%)
Bradespar SA                                                       7,800                                                 296
Lereko Mobility Pty Ltd                                            1,113                                                   7
                                                                                                         --------------------
                                                                                                                         303
                                                                                                         --------------------
Steel - Producers (0.11%)
Gerdau SA                                                         12,898                                                 331
Usinas Siderurgicas de Minas Gerais SA                             5,200                                                 296
                                                                                                         --------------------
                                                                                                                         627
                                                                                                         --------------------
Television (0.04%)
ProSiebenSat.1 Media AG                                            5,270                                                 207
                                                                                                         --------------------
TOTAL PREFERRED STOCKS                                                                                $                5,217
                                                                                                         --------------------
                                                               Principal
                                                               Amount                                       Value (000's)
                                                                (000's)
SHORT TERM INVESTMENTS (0.66%)
Commercial Paper (0.66%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                   3,755                                               3,755
                                                                                                         --------------------
TOTAL SHORT TERM INVESTMENTS                                                                          $                3,755
                                                                                                         --------------------
MONEY MARKET FUNDS (7.15%)
Money Center Banks (7.15%)
BNY Institutional Cash Reserve Fund (e)                           40,758                                              40,758
                                                                                                         --------------------
TOTAL MONEY MARKET FUNDS                                                                              $               40,758
                                                                                                         --------------------
Total Investments                                                                                     $              610,408
Liabilities in Excess of Other Assets, Net - (7.13)%                                                                (40,640)
                                                                                                         --------------------
TOTAL NET ASSETS - 100.00%                                                                            $              569,768
                                                                                                         ====================
                                                                                                         --------------------


                                                                                                         ====================


(a)  Non-Income Producing Security

(b)  Security or a portion of the security was on loan at the end of the period.

(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,578 or 0.63% of net assets.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,287 or 0.23% of net assets.

(e)  Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                       $              102,875
Unrealized Depreciation                                                      (6,513)
                                                                 --------------------
Net Unrealized Appreciation (Depreciation)                                    96,362
Cost for federal income tax purposes                                         514,007
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
---------------------------------------------------------------- --------------------
Country                                                                      Percent
---------------------------------------------------------------- --------------------
Japan                                                      16.65%
United Kingdom                                             15.72%
Germany                                                     9.44%
Switzerland                                                 8.05%
United States                                               7.81%
France                                                      7.34%
Australia                                                   5.74%
Canada                                                      4.14%
Netherlands                                                 3.90%
Spain                                                       3.14%
Korea, Republic Of                                          2.87%
Italy                                                       2.68%
Singapore                                                   2.38%
Hong Kong                                                   1.61%
Taiwan, Province Of                                         1.57%
Brazil                                                      1.44%
Sweden                                                      1.41%
Norway                                                      1.31%
Russian Federation                                          1.11%
South Africa                                                1.00%
Ireland                                                     0.94%
Belgium                                                     0.93%
Mexico                                                      0.90%
China                                                       0.89%
India                                                       0.72%
Finland                                                     0.59%
Greece                                                      0.55%
Austria                                                     0.45%
Denmark                                                     0.36%
Indonesia                                                   0.26%
Malaysia                                                    0.24%
Poland                                                      0.16%
Israel                                                      0.16%
Thailand                                                    0.12%
Turkey                                                      0.12%
Mauritius                                                   0.08%
Chile                                                       0.08%
Bermuda                                                     0.07%
Egypt                                                       0.06%
Portugal                                                    0.04%
Argentina                                                   0.03%
Philippines                                                 0.02%
Czech Republic                                              0.02%
Panama                                                      0.02%
Luxembourg                                                  0.01%
Liabilities in Excess of Other Assets, Net               (-7.13%)
                                                     --------------------
TOTAL NET ASSETS                                           100.00%
                                                     ====================






Schedule of Investments

June 30, 2007 (unaudited)
Equity Growth Account


                                                            Shares Held              Value (000's)
COMMON STOCKS (98.56%)
Advertising Sales (1.74%)
Lamar Advertising Co                                               86,100        $             5,404
                                                                                    -----------------

Agricultural Chemicals (0.89%)
Monsanto Co                                                        40,900                      2,762
                                                                                    -----------------

Airlines (1.66%)
Southwest Airlines Co                                             345,800                      5,156
                                                                                    -----------------

Apparel Manufacturers (1.01%)
Coach Inc (a)                                                      66,000                      3,128
                                                                                    -----------------

Applications Software (4.57%)
Microsoft Corp                                                    396,700                     11,691
Red Hat Inc (a)(b)                                                111,600                      2,486
                                                                                    -----------------
                                                                                              14,177
                                                                                    -----------------
Audio & Video Products (1.88%)
Harman International Industries Inc                                50,000                      5,840
                                                                                    -----------------

Casino Hotels (0.97%)
MGM Mirage (a)                                                     36,500                      3,011
                                                                                    -----------------

Casino Services (1.48%)
International Game Technology                                     116,100                      4,609
                                                                                    -----------------

Cellular Telecommunications (1.02%)
MetroPCS Communications Inc (a)                                    95,600                      3,159
                                                                                    -----------------

Computer Aided Design (1.41%)
Autodesk Inc (a)                                                   92,900                      4,374
                                                                                    -----------------

Computers (1.48%)
Apple Inc (a)                                                      37,600                      4,589
                                                                                    -----------------

Consulting Services (1.94%)
Accenture Ltd                                                     140,600                      6,030
                                                                                    -----------------

Data Processing & Management (1.67%)
Automatic Data Processing Inc                                      90,500                      4,387
NAVTEQ Corp (a)(b)                                                 18,500                        783
                                                                                    -----------------
                                                                                               5,170
                                                                                    -----------------
Diversified Manufacturing Operations (6.80%)
Danaher Corp                                                      107,600                      8,124
General Electric Co                                               338,900                     12,973
                                                                                    -----------------
                                                                                              21,097
                                                                                    -----------------
E-Commerce - Products (2.77%)
Amazon.Com Inc (a)(b)                                             125,700                      8,599
                                                                                    -----------------


E-Commerce - Services (1.39%)
eBay Inc (a)                                                      134,500                      4,328
                                                                                    -----------------

Electronic Components - Semiconductors (4.94%)
Broadcom Corp (a)                                                 146,600                      4,288
Intel Corp                                                        194,400                      4,619
Xilinx Inc (b)                                                    239,900                      6,422
                                                                                    -----------------
                                                                                              15,329
                                                                                    -----------------
Electronic Forms (1.23%)
Adobe Systems Inc (a)                                              94,900                      3,810
                                                                                    -----------------

Engineering - Research & Development Services (1.05%)
Foster Wheeler Ltd (a)                                             15,900                      1,701
McDermott International, Inc. (a)                                  18,800                      1,563
                                                                                    -----------------
                                                                                               3,264
                                                                                    -----------------
Entertainment Software (0.99%)
Electronic Arts Inc (a)                                            65,200                      3,085
                                                                                    -----------------

Fiduciary Banks (2.94%)
State Street Corp                                                 133,600                      9,138
                                                                                    -----------------

Finance - Investment Banker & Broker (3.43%)
E*Trade Financial Corp (a)                                        137,100                      3,029
Interactive Brokers Group Inc (a)(b)                               62,600                      1,698
Morgan Stanley                                                     70,400                      5,905
                                                                                    -----------------
                                                                                              10,632
                                                                                    -----------------
Hotels & Motels (1.14%)
Marriott International Inc/DE                                      82,100                      3,550
                                                                                    -----------------

Human Resources (0.91%)
Monster Worldwide Inc (a)                                          68,800                      2,828
                                                                                    -----------------

Investment Management & Advisory Services (1.75%)
Franklin Resources Inc                                             40,900                      5,418
                                                                                    -----------------

Medical - Biomedical/Gene (2.87%)
Celgene Corp (a)(b)                                                67,100                      3,847
Genentech Inc (a)                                                  66,800                      5,054
                                                                                    -----------------
                                                                                               8,901
                                                                                    -----------------
Medical - Drugs (3.06%)
Cephalon Inc (a)(b)                                                26,800                      2,155
Schering-Plough Corp                                              113,900                      3,467
Sepracor Inc (a)(b)                                                   200                          8
Wyeth                                                              67,500                      3,870
                                                                                    -----------------
                                                                                               9,500
                                                                                    -----------------
Medical - HMO (2.17%)
WellPoint Inc (a)                                                  84,400                      6,738
                                                                                    -----------------

Medical Instruments (2.68%)
Medtronic Inc                                                     111,600                      5,788
St Jude Medical Inc (a)                                            61,300                      2,543
                                                                                    -----------------
                                                                                               8,331
                                                                                    -----------------
Networking Products (4.05%)
Cisco Systems Inc (a)                                             125,600                      3,498
Juniper Networks Inc (a)(b)                                       359,900                      9,059
                                                                                    -----------------
                                                                                              12,557
                                                                                    -----------------

Oil - Field Services (1.73%)
Schlumberger Ltd (b)                                               63,400                      5,385
                                                                                    -----------------

Retail - Bedding (1.04%)
Bed Bath & Beyond Inc (a)(b)                                       89,800                      3,232
                                                                                    -----------------

Retail - Building Products (0.94%)
Lowe's Cos Inc                                                     94,900                      2,912
                                                                                    -----------------

Retail - Discount (2.27%)
Target Corp                                                       110,700                      7,041
                                                                                    -----------------

Retail - Drug Store (3.39%)
CVS Caremark Corp                                                 174,807                      6,372
Walgreen Co                                                        95,600                      4,162
                                                                                    -----------------
                                                                                              10,534
                                                                                    -----------------
Retail - Regional Department Store (1.96%)
Kohl's Corp (a)                                                    85,700                      6,087
                                                                                    -----------------

Semiconductor Component - Integrated Circuits (4.10%)
Analog Devices Inc                                                152,100                      5,725
Marvell Technology Group Ltd (a)(b)                               385,300                      7,016
                                                                                    -----------------
                                                                                              12,741
                                                                                    -----------------
Semiconductor Equipment (2.60%)
Applied Materials Inc                                             229,300                      4,556
ASML Holding NV (a)(b)                                            127,800                      3,508
                                                                                    -----------------
                                                                                               8,064
                                                                                    -----------------
Therapeutics (2.61%)
Gilead Sciences Inc (a)                                           208,800                      8,095
                                                                                    -----------------

Transport - Services (1.24%)
Expeditors International Washington Inc (b)                        93,200                      3,849
                                                                                    -----------------

Web Portals (4.08%)
Google Inc (a)                                                     18,600                      9,735
Yahoo! Inc (a)(b)                                                 107,700                      2,922
                                                                                    -----------------
                                                                                              12,657
                                                                                    -----------------
Wireless Equipment (6.71%)
American Tower Corp (a)                                           325,200                     13,658
Crown Castle International Corp (a)(b)                             94,100                      3,413
Qualcomm Inc                                                       86,300                      3,745
                                                                                    -----------------
                                                                                              20,816
                                                                                      -----------------
TOTAL COMMON STOCKS                                                                $           305,927
                                                                                      -----------------

                                                               Principal
                                                            Amount (000's)             Value (000's)
MONEY MARKET FUNDS (16.07%)
Money Center Banks (16.07%)
BNY Institutional Cash Reserve Fund (c)                              49,887                     49,887
                                                                                      -----------------
TOTAL MONEY MARKET FUNDS                                                           $            49,887
                                                                                      -----------------
Total Investments                                                                  $           355,814
Liabilities in Excess of Other Assets, Net - (14.63)%                                         (45,403)
                                                                                      -----------------
TOTAL NET ASSETS - 100.00%                                                         $           310,411
                                                                                      =================
                                                                                      -----------------

                                                                                      =================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $            50,740
Unrealized Depreciation                                           (4,308)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                         46,432
Cost for federal income tax purposes                              309,382
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- - -----------------
Sector                                                   Percent
--------------------------------------------- - -----------------
Financial                                                 24.19%
Technology                                                22.98%
Communications                                            21.75%
Consumer, Cyclical                                        17.75%
Consumer, Non-cyclical                                    16.24%
Industrial                                                 9.09%
Energy                                                     1.74%
Basic Materials                                            0.89%
Liabilities in Excess of Other Assets, Net             (-14.63%)
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================









Schedule of Investments

June 30, 2007 (unaudited)
Equity Income Account I


                                                           Shares Held              Value (000's)
COMMON STOCKS (95.25%)
Aerospace & Defense (0.80%)
General Dynamics Corp                                        61,800        $             4,834
                                                                              -----------------

Airlines (0.61%)
Southwest Airlines Co (a)                                   246,800                      3,680
                                                                              -----------------

Apparel Manufacturers (0.58%)
VF Corp                                                      38,300                      3,508
                                                                              -----------------

Auto/Truck Parts & Equipment - Original (0.74%)
Johnson Controls Inc                                         38,600                      4,469
                                                                              -----------------

Brewery (0.79%)
Molson Coors Brewing Co (a)                                  26,800                      2,478
SABMiller PLC ADR                                            91,500                      2,297
                                                                              -----------------
                                                                                         4,775
                                                                              -----------------
Cellular Telecommunications (0.70%)
Vodafone Group PLC ADR                                      126,000                      4,237
                                                                              -----------------

Commercial Banks (0.85%)
Barclays PLC ADR                                             76,700                      4,279
Mitsubishi UFJ Financial Group Inc ADR (a)                   81,300                        896
                                                                              -----------------
                                                                                         5,175
                                                                              -----------------
Computers (1.80%)
Hewlett-Packard Co                                          129,700                      5,787
International Business Machines Corp                         48,600                      5,115
                                                                              -----------------
                                                                                        10,902
                                                                              -----------------
Consumer Products - Miscellaneous (0.89%)
Fortune Brands Inc (a)                                       34,700                      2,858
Kimberly-Clark Corp                                          37,400                      2,502
                                                                              -----------------
                                                                                         5,360
                                                                              -----------------
Data Processing & Management (1.40%)
Automatic Data Processing Inc                               106,500                      5,162
Fidelity National Information Services                       61,330                      3,329
                                                                              -----------------
                                                                                         8,491
                                                                              -----------------
Diversified Manufacturing Operations (5.94%)
3M Co                                                        65,400                      5,676
Dover Corp                                                   86,700                      4,435
General Electric Co                                         294,200                     11,262
Honeywell International Inc                                  57,300                      3,225
ITT Corp                                                     99,800                      6,814
Siemens AG ADR                                               31,700                      4,535
                                                                              -----------------
                                                                                        35,947
                                                                              -----------------
Electric - Integrated (3.98%)
Dominion Resources Inc/VA (a)                                61,600                      5,316
Duke Energy Corp (a)                                        255,400                      4,674
FPL Group Inc (a)                                           105,000                      5,958
Progress Energy Inc                                         100,900                      4,600

Electric - Integrated
Xcel Energy Inc                                             172,300                      3,527
                                                                              -----------------
                                                                                        24,075
                                                                              -----------------
Electric Products - Miscellaneous (1.36%)
Emerson Electric Co                                         118,690                      5,554
Hitachi Ltd ADR                                              38,300                      2,710
                                                                              -----------------
                                                                                         8,264
                                                                              -----------------
Electronic Components - Semiconductors (3.66%)
Intel Corp                                                  516,300                     12,267
Microchip Technology Inc (a)                                115,200                      4,267
STMicroelectronics NV (a)                                   159,400                      3,059
Texas Instruments Inc                                        68,400                      2,574
                                                                              -----------------
                                                                                        22,167
                                                                              -----------------
Electronics - Military (0.71%)
L-3 Communications Holdings Inc                              43,900                      4,275
                                                                              -----------------

Fiduciary Banks (1.44%)
Bank of New York Co Inc/The                                 102,900                      4,264
Mellon Financial Corp                                       100,700                      4,431
                                                                              -----------------
                                                                                         8,695
                                                                              -----------------
Finance - Investment Banker & Broker (6.43%)
Citigroup Inc                                               278,100                     14,264
Goldman Sachs Group Inc/The                                  24,700                      5,354
JPMorgan Chase & Co                                         144,100                      6,982
Lehman Brothers Holdings Inc                                 29,000                      2,161
Morgan Stanley                                               85,800                      7,197
UBS AG                                                       49,600                      2,976
                                                                              -----------------
                                                                                        38,934
                                                                              -----------------
Finance - Mortgage Loan/Banker (1.36%)
Countrywide Financial Corp (a)                              156,300                      5,682
Freddie Mac                                                  41,900                      2,543
                                                                              -----------------
                                                                                         8,225
                                                                              -----------------
Financial Guarantee Insurance (0.77%)
MGIC Investment Corp (a)                                     82,300                      4,680
                                                                              -----------------

Food - Miscellaneous/Diversified (2.33%)
Cadbury Schweppes PLC ADR                                    72,800                      3,953
Kraft Foods Inc                                             287,976                     10,151
                                                                              -----------------
                                                                                        14,104
                                                                              -----------------
Food - Retail (0.32%)
Safeway Inc                                                  57,100                      1,943
                                                                              -----------------

Forestry (0.92%)
Weyerhaeuser Co                                              70,900                      5,596
                                                                              -----------------

Hotels & Motels (0.72%)
Hilton Hotels Corp                                          130,200                      4,358
                                                                              -----------------

Investment Management & Advisory Services (3.02%)
AllianceBernstein Holding LP                                 27,900                      2,430
Ameriprise Financial Inc                                     25,300                      1,608
Franklin Resources Inc                                       66,500                      8,809
Legg Mason Inc                                               55,100                      5,421
                                                                              -----------------
                                                                                        18,268
                                                                              -----------------
Life & Health Insurance (1.70%)
Lincoln National Corp                                        32,000                      2,270

Life & Health Insurance
Prudential Financial Inc                                     61,100                      5,941
Unum Group (a)                                               78,800                      2,058
                                                                              -----------------
                                                                                        10,269
                                                                              -----------------
Machinery - General Industry (0.53%)
Volvo AB ADR                                                160,500                      3,192
                                                                              -----------------

Medical - Drugs (4.21%)
AstraZeneca PLC ADR                                          41,100                      2,198
Bristol-Myers Squibb Co                                     139,700                      4,409
Novartis AG ADR (a)                                         102,600                      5,753
Pfizer Inc                                                  217,800                      5,569
Roche Holding AG ADR                                         34,600                      3,073
Sanofi-Aventis ADR                                          111,700                      4,498
                                                                              -----------------
                                                                                        25,500
                                                                              -----------------
Medical - Generic Drugs (0.84%)
Teva Pharmaceutical Industries Ltd ADR                      122,900                      5,070
                                                                              -----------------

Medical - HMO (0.79%)
Aetna Inc                                                    97,200                      4,802
                                                                              -----------------

Medical - Wholesale Drug Distribution (0.62%)
Cardinal Health Inc                                          53,500                      3,779
                                                                              -----------------

Medical Laboratory & Testing Service (0.76%)
Quest Diagnostics Inc                                        89,400                      4,617
                                                                              -----------------

Medical Products (0.68%)
Johnson & Johnson                                            67,300                      4,147
                                                                              -----------------

Metal - Aluminum (0.56%)
Alcoa Inc                                                    84,100                      3,409
                                                                              -----------------

Metal - Diversified (0.88%)
Freeport-McMoRan Copper & Gold Inc                           64,400                      5,334
                                                                              -----------------

Multi-Line Insurance (5.76%)
ACE Ltd                                                     131,700                      8,234
American International Group Inc                            121,500                      8,509
Hartford Financial Services Group Inc                        51,900                      5,113
ING Groep NV ADR                                             95,100                      4,181
Loews Corp                                                   61,200                      3,120
MetLife Inc                                                  88,900                      5,732
                                                                              -----------------
                                                                                        34,889
                                                                              -----------------
Multimedia (1.97%)
News Corp (a)                                               131,700                      3,021
Time Warner Inc                                             422,400                      8,887
                                                                              -----------------
                                                                                        11,908
                                                                              -----------------
Music (0.00%)
V2 Music Holdings PLC - warrants (b)(c)(d)                      250                          -
                                                                              -----------------

Non-Hazardous Waste Disposal (0.64%)
Waste Management Inc                                         99,800                      3,897
                                                                              -----------------

Oil & Gas Drilling (0.62%)
GlobalSantaFe Corp (a)                                       51,600                      3,728
                                                                              -----------------

Oil Company - Exploration & Production (1.70%)
Devon Energy Corp                                            99,500                      7,790
Enerplus Resources Fund                                      13,200                        621
Penn West Energy Trust                                       56,400                      1,882
                                                                              -----------------
                                                                                        10,293
                                                                              -----------------
Oil Company - Integrated (3.88%)
Chevron Corp                                                131,784                     11,102
ConocoPhillips                                              109,300                      8,580
Hess Corp                                                    64,200                      3,785
                                                                              -----------------
                                                                                        23,467
                                                                              -----------------
Paper & Related Products (0.36%)
International Paper Co                                       56,000                      2,187
                                                                              -----------------

Pipelines (1.23%)
El Paso Corp (a)                                             71,600                      1,234
Enterprise Products Partners LP                              31,500                      1,002
Kinder Morgan Energy Partners LP                             31,400                      1,733
Williams Cos Inc                                            109,400                      3,459
                                                                              -----------------
                                                                                         7,428
                                                                              -----------------
Property & Casualty Insurance (0.42%)
Fidelity National Financial Inc                             107,866                      2,556
                                                                              -----------------

Regional Banks (3.67%)
Bank of America Corp                                        258,602                     12,643
PNC Financial Services Group Inc (a)                         37,200                      2,663
Wells Fargo & Co                                            196,600                      6,914
                                                                              -----------------
                                                                                        22,220
                                                                              -----------------
REITS - Apartments (0.21%)
Equity Residential                                           27,900                      1,273
                                                                              -----------------

REITS - Diversified (0.50%)
Duke Realty Corp                                             17,200                        613
Plum Creek Timber Co Inc (a)                                 21,600                        900
Vornado Realty Trust                                         14,000                      1,538
                                                                              -----------------
                                                                                         3,051
                                                                              -----------------
REITS - Healthcare (0.27%)
Health Care Property Investors Inc (a)                       55,900                      1,617
                                                                              -----------------

REITS - Hotels (0.33%)
Host Hotels & Resorts Inc                                    87,200                      2,016
                                                                              -----------------

REITS - Regional Malls (0.15%)
Macerich Co/The (a)                                          11,200                        923
                                                                              -----------------

REITS - Shopping Centers (0.30%)
Developers Diversified Realty Corp                           17,000                        896
Kimco Realty Corp                                            24,300                        925
                                                                              -----------------
                                                                                         1,821
                                                                              -----------------
REITS - Storage (0.22%)
Public Storage Inc                                           17,000                      1,306
                                                                              -----------------

REITS - Warehouse & Industrial (0.83%)
AMB Property Corp                                            19,400                      1,033
Prologis                                                     70,200                      3,994
                                                                              -----------------
                                                                                         5,027
                                                                              -----------------

Retail - Building Products (1.03%)
Home Depot Inc                                              158,200                      6,225
                                                                              -----------------

Retail - Discount (1.08%)
Target Corp                                                 103,100                      6,557
                                                                              -----------------

Retail - Drug Store (0.87%)
CVS Caremark Corp                                           144,003                      5,249
                                                                              -----------------

Retail - Restaurants (0.68%)
McDonald's Corp                                              81,000                      4,112
                                                                              -----------------

Savings & Loans - Thrifts (1.48%)
Washington Mutual Inc (a)                                   210,200                      8,963
                                                                              -----------------

Semiconductor Component - Integrated Circuits (0.32%)
Linear Technology Corp (a)                                   54,300                      1,965
                                                                              -----------------

Semiconductor Equipment (0.46%)
Applied Materials Inc                                       139,300                      2,768
                                                                              -----------------

Telecommunication Equipment (1.06%)
Alcatel-Lucent ADR (a)                                      456,900                      6,397
                                                                              -----------------

Telecommunication Services (0.62%)
BCE Inc (a)                                                  65,000                      2,456
Embarq Corp                                                  20,200                      1,280
                                                                              -----------------
                                                                                         3,736
                                                                              -----------------
Telephone - Integrated (6.67%)
AT&T Inc                                                    403,500                     16,745
Deutsche Telekom AG ADR (a)                                  26,500                        488
France Telecom SA ADR                                        21,200                        582
Sprint Nextel Corp                                          141,000                      2,920
Telstra Corp Ltd ADR                                         54,800                      1,052
Verizon Communications Inc                                  333,000                     13,710
Windstream Corp                                             332,707                      4,911
                                                                              -----------------
                                                                                        40,408
                                                                              -----------------
Television (0.49%)
CBS Corp (a)                                                 89,400                      2,979
                                                                              -----------------

Tobacco (0.49%)
Reynolds American Inc                                        45,200                      2,947
                                                                              -----------------

Transport - Rail (1.25%)
Norfolk Southern Corp                                        49,200                      2,586
Union Pacific Corp (a)                                       43,200                      4,975
                                                                              -----------------
                                                                                         7,561
                                                                              -----------------
Transport - Services (0.61%)
FedEx Corp                                                   33,200                      3,684
                                                                              -----------------

Wireless Equipment (1.39%)
Motorola Inc                                                159,600                      2,825
Nokia OYJ ADR                                               199,200                      5,599
                                                                              -----------------
                                                                                         8,424
                                                                              -----------------
TOTAL COMMON STOCKS                                                        $           576,663
                                                                              -----------------

                                                                                 Principal
                                                                              Amount (000's)             Value (000's)
BONDS (0.45%) Electric - Integrated (0.02%) Texas-New Mexico Power Co
6.25%, 1/15/2009                                                                          100                        101
                                                                                                        -----------------

Medical - HMO (0.09%)
Aetna Inc
7.88%, 3/ 1/2011                                                                          500                        537
                                                                                                        -----------------

Rental - Auto & Equipment (0.17%)
Erac USA Finance Co
7.35%, 6/15/2008 (e)                                                                    1,000                      1,013
                                                                                                        -----------------

Telecommunication Services (0.17%)
TELUS Corp
8.00%, 6/ 1/2011                                                                        1,000                      1,069
                                                                                                        -----------------
TOTAL BONDS                                                                                          $             2,720
                                                                                                        -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.86%) Federal Home Loan
Mortgage Corporation (FHLMC) (0.01%)
6.50%, 9/ 1/2030                                                                           37                         38
7.00%, 9/ 1/2030                                                                           14                         15
                                                                                                        -----------------
                                                                                                                      53
                                                                                                        -----------------
U.S. Treasury (0.85%)
5.38%, 2/15/2031 (a)                                                                    5,000                      5,134
                                                                                                        -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                $             5,187
                                                                                                        -----------------


SHORT TERM INVESTMENTS (3.46%)
Repurchase Agreements (3.46%)
Investment in Joint Trading Account; Bank of America; 5.20% dated 06/29/07 maturing 07/02/07     10,481                     10,481
(collateralized by U.S.
Government Agency Issues; $10,795,000; 0% - 6.625%; dated 07/11/07-03/09/17)

Investment in Joint Trading Account; Deutsche Bank; 5.30% dated 06/29/07 maturing 07/02/07       10,481                     10,481
(collateralized by U.S.
Government Agency Issues; $10,795,000; 0% - 6.625%; dated 07/11/07-03/09/17)
                                                                                                                  -----------------

                                                                                                                            20,962
                                                                                                                  -----------------
TOTAL SHORT TERM INVESTMENTS                                                                                   $            20,962
                                                                                                                  -----------------


MONEY MARKET FUNDS (12.98%)
Money Center Banks (12.98%)
BNY Institutional Cash Reserve Fund (f)                                                      78,596                     78,596
                                                                                                              -----------------
TOTAL MONEY MARKET FUNDS                                                                                   $            78,596
                                                                                                              -----------------
Total Investments                                                                                          $           684,128
Liabilities in Excess of Other Assets, Net - (13.00)%                                                                 (78,688)
                                                                                                              -----------------
TOTAL NET ASSETS - 100.00%                                                                                 $           605,440
                                                                                                              =================
                                                                                                              -----------------

                                                                                                              =================


(a) Security or a portion of the security was on loan at the end of the period.
(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(c)        Security is Illiquid
(d)        Non-Income Producing Security
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,013 or 0.17% of net assets.
(f)        Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                           $            84,017
Unrealized Depreciation                                                                       (6,325)
                                                                                     -----------------
Net Unrealized Appreciation (Depreciation)                                                     77,692
Cost for federal income tax purposes                                                          606,436
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- -------------------------------------- -----------------
Sector                                                                                        Percent
--------------------------------------------- -------------------------------------- -----------------
Financial                                                                                      46.16%
Communications                                                                                 13.07%
Consumer, Non-cyclical                                                                         12.98%
Industrial                                                                                     11.84%
Technology                                                                                      7.65%
Energy                                                                                          7.42%
Consumer, Cyclical                                                                              6.30%
Utilities                                                                                       3.99%
Basic Materials                                                                                 2.73%
Government                                                                                      0.86%
Liabilities in Excess of Other Assets, Net                                                  (-13.00%)
                                                                                     -----------------
TOTAL NET ASSETS                                                                              100.00%
                                                                                     =================







Schedule of Investments

June 30, 2007 (unaudited)
Equity Value Account

                                                      Sharres Held              Value (000's)
COMMON STOCKS (94.52%)
Aerospace & Defense (0.88%)
Northrop Grumman Corp                                         710        $                55
                                                                            -----------------

Apparel Manufacturers (0.69%)
VF Corp                                                       470                         43
                                                                            -----------------

Applications Software (1.46%)
Microsoft Corp                                              3,100                         91
                                                                            -----------------

Beverages - Non-Alcoholic (1.94%)
Coca-Cola Co/The                                            1,410                         74
Pepsi Bottling Group Inc                                    1,410                         47
                                                                            -----------------
                                                                                         121
                                                                            -----------------
Chemicals - Diversified (2.14%)
EI Du Pont de Nemours & Co                                  1,160                         59
PPG Industries Inc                                            980                         75
                                                                            -----------------
                                                                                         134
                                                                            -----------------
Commercial Services - Finance (0.57%)
H&R Block Inc (a)                                           1,520                         35
                                                                            -----------------

Computers (2.63%)
Hewlett-Packard Co                                          2,060                         92
International Business Machines Corp                          690                         73
                                                                            -----------------
                                                                                         165
                                                                            -----------------
Data Processing & Management (0.43%)
Fiserv Inc (b)                                                470                         27
                                                                            -----------------

Diversified Manufacturing Operations (5.63%)
Dover Corp                                                    850                         44
General Electric Co                                         3,320                        127
Ingersoll-Rand Co Ltd                                       1,120                         61
Parker Hannifin Corp                                          450                         44
Tyco International Ltd                                      2,260                         76
                                                                            -----------------
                                                                                         352
                                                                            -----------------
Electric - Integrated (2.57%)
Exelon Corp                                                 1,180                         86
PPL Corp                                                    1,610                         75
                                                                            -----------------
                                                                                         161
                                                                            -----------------
Electronic Components - Semiconductors (0.48%)
Intel Corp                                                  1,260                         30
                                                                            -----------------

Enterprise Software & Services (0.60%)
Oracle Corp (b)                                             1,910                         38
                                                                            -----------------

Fiduciary Banks (0.89%)
Bank of New York Co Inc/The                                 1,350                         56
                                                                            -----------------

Finance - Investment Banker & Broker (10.00%)
Citigroup Inc                                               5,470                        281

Finance - Investment Banker & Broker
JPMorgan Chase & Co                                         2,960                        143
Merrill Lynch & Co Inc                                      1,160                         97
Morgan Stanley                                              1,250                        105
                                                                            -----------------
                                                                                         626
                                                                            -----------------
Finance - Mortgage Loan/Banker (2.29%)
Freddie Mac                                                 2,360                        143
                                                                            -----------------

Financial Guarantee Insurance (0.55%)
MGIC Investment Corp (a)                                      610                         35
                                                                            -----------------

Food - Miscellaneous/Diversified (1.25%)
Unilever NV                                                 2,530                         78
                                                                            -----------------

Food - Retail (0.60%)
Kroger Co/The                                               1,330                         37
                                                                            -----------------

Forestry (1.09%)
Weyerhaeuser Co                                               860                         68
                                                                            -----------------

Gas - Distribution (0.50%)
NiSource Inc                                                1,510                         31
                                                                            -----------------

Home Decoration Products (0.58%)
Newell Rubbermaid Inc                                       1,240                         36
                                                                            -----------------

Insurance Brokers (0.53%)
Marsh & McLennan Cos Inc                                    1,080                         33
                                                                            -----------------

Life & Health Insurance (0.63%)
Torchmark Corp                                                590                         40
                                                                            -----------------

Machinery - Construction & Mining (0.53%)
Caterpillar Inc                                               420                         33
                                                                            -----------------

Machinery - Farm (0.71%)
Deere & Co                                                    370                         45
                                                                            -----------------

Medical - Biomedical/Gene (0.46%)
Amgen Inc (b)                                                 520                         29
                                                                            -----------------

Medical - Drugs (5.98%)
Abbott Laboratories                                         1,610                         86
Eli Lilly & Co                                                730                         41
Merck & Co Inc                                                850                         42
Pfizer Inc                                                  4,440                        114
Wyeth                                                       1,590                         91
                                                                            -----------------
                                                                                         374
                                                                            -----------------
Medical Laboratory & Testing Service (0.26%)
Quest Diagnostics Inc                                         310                         16
                                                                            -----------------

Medical Products (1.66%)
Johnson & Johnson                                           1,690                        104
                                                                            -----------------

Multi-Line Insurance (5.03%)
Allstate Corp/The                                           1,180                         73
American International Group Inc                            1,770                        124

Multi-Line Insurance
Hartford Financial Services Group Inc                         730                         72
Loews Corp                                                    910                         46
                                                                            -----------------
                                                                                         315
                                                                            -----------------
Multimedia (2.51%)
Time Warner Inc                                             5,120                        108
Viacom Inc (b)                                              1,190                         49
                                                                            -----------------
                                                                                         157
                                                                            -----------------
Non-Hazardous Waste Disposal (0.59%)
Waste Management Inc                                          950                         37
                                                                            -----------------

Office Automation & Equipment (0.65%)
Xerox Corp (b)                                              2,200                         41
                                                                            -----------------

Oil Company - Exploration & Production (0.39%)
Devon Energy Corp                                             310                         24
                                                                            -----------------

Oil Company - Integrated (12.46%)
Chevron Corp                                                2,150                        181
ConocoPhillips                                              1,580                        124
Exxon Mobil Corp                                            3,560                        299
Royal Dutch Shell PLC ADR                                   2,170                        176
                                                                            -----------------
                                                                                         780
                                                                            -----------------
Oil Field Machinery & Equipment (0.33%)
National Oilwell Varco Inc (b)                                200                         21
                                                                            -----------------

Printing - Commercial (0.75%)
RR Donnelley & Sons Co                                      1,080                         47
                                                                            -----------------

Publishing - Newspapers (1.01%)
Gannett Co Inc                                              1,150                         63
                                                                            -----------------

Regional Banks (9.25%)
Bank of America Corp (c)                                    4,140                        203
National City Corp (a)                                      1,000                         33
PNC Financial Services Group Inc                              550                         39
US Bancorp                                                  2,430                         80
Wachovia Corp                                               1,830                         94
Wells Fargo & Co                                            3,700                        130
                                                                            -----------------
                                                                                         579
                                                                            -----------------
Retail - Apparel & Shoe (0.56%)
Gap Inc/The                                                 1,840                         35
                                                                            -----------------

Retail - Building Products (0.93%)
Home Depot Inc                                              1,470                         58
                                                                            -----------------

Retail - Consumer Electronics (0.55%)
Best Buy Co Inc                                               730                         34
                                                                            -----------------

Retail - Discount (1.02%)
Wal-Mart Stores Inc                                         1,320                         63
                                                                            -----------------

Retail - Office Supplies (0.54%)
Staples Inc                                                 1,420                         34
                                                                            -----------------


Retail - Restaurants (0.84%)
McDonald's Corp                                             1,040                         53
                                                                            -----------------

Savings & Loans - Thrifts (1.15%)
Washington Mutual Inc (a)                                   1,680                         72
                                                                            -----------------

Semiconductor Equipment (0.29%)
Applied Materials Inc                                         900                         18
                                                                            -----------------

Steel - Producers (0.39%)
Nucor Corp                                                    420                         25
                                                                            -----------------

Telephone - Integrated (5.37%)
AT&T Inc (c)                                                4,660                        193
Sprint Nextel Corp                                          2,740                         57
Verizon Communications Inc                                  2,090                         86
                                                                            -----------------
                                                                                         336
                                                                            -----------------
Tobacco (1.14%)
Altria Group Inc                                            1,020                         72
                                                                            -----------------

Wireless Equipment (0.24%)
Motorola Inc                                                  850                         15
                                                                            -----------------
TOTAL COMMON STOCKS                                                      $             5,915
                                                                            -----------------

                                                               Principal
                                                            Amount (000's)             Value (000's)
MONEY MARKET FUNDS (2.86%)
Money Center Banks (2.86%)
BNY Institutional Cash Reserve Fund (d)                                 179                        179
                                                                                      -----------------
TOTAL MONEY MARKET FUNDS                                                           $               179
                                                                                      -----------------
Total Investments                                                                  $             6,094
Other Assets in Excess of Liabilities, Net - 2.62%                                                 164
                                                                                      -----------------
TOTAL NET ASSETS - 100.00%                                                         $             6,258
                                                                                      =================
                                                                                      -----------------

                                                                                      =================

(a) Security or a portion of the security was on loan at the end of the period.
(b)        Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $132 or 2.11% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)

Unrealized Appreciation                                              1,000
Unrealized Depreciation                                               (59)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                             941
Cost for federal income tax purposes                                 5,153
All dollar amounts are shown in thousands (000's)



                                                   Futures Contracts
                                                                                                   Current              Unrealized
                                                        Number of       Original                    Market            Appreciation/
Type                                                    Contracts         Value                     Value             (Depreciation
---------------------------------------------------- ------------------------------------- ------------------------- --------------
S&P 500 eMini; September 2007                               3             $230                      $227               (3)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
--------------------------------------------- --------------------------
Sector                                                          Percent
--------------------------------------------- --------------------------
Financial                                                        33.19%
Consumer, Non-cyclical                                           14.61%
Energy                                                           13.18%
Communications                                                    9.14%
Industrial                                                        8.35%
Technology                                                        6.53%
Consumer, Cyclical                                                5.70%
Basic Materials                                                   3.61%
Utilities                                                         3.07%
Other Assets in Excess of Liabilities, Net                        2.62%
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================

Other Assets Summary (unaudited)
--------------------------------------------- --------------------------
Asset Type                                                      Percent
--------------------------------------------- --------------------------
Futures                                                           3.63%







Schedule of Investments

June 30, 2007 (unaudited)
Government & High Quality Bond Account

                                                                     Principal
                                                                  Amount (000's)             Value (000's)
BONDS (61.86%) Asset Backed Securities (5.21%)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.61%, 9/25/2033 (a)                                                          201        $               201
5.55%, 12/25/2033 (a)(b)                                                      319                        320
Countrywide Asset-Backed Certificates
5.70%, 3/25/2033 (a)                                                           84                         84
5.49%, 6/25/2037 (a)(b)                                                     1,500                      1,499
Credit-Based Asset Servicing and Securities
5.49%, 3/25/2036 (a)(b)                                                     1,500                      1,499
Long Beach Mortgage Loan Trust
5.43%, 10/25/2036 (a)(b)                                                    4,000                      3,999
Popular ABS Mortgage Pass-Through Trust
5.58%, 9/25/2035 (a)                                                        2,660                      2,660
Saxon Asset Securities Trust
5.48%, 3/25/2036 (a)(b)                                                     4,000                      3,997
Structured Asset Investment Loan Trust
5.54%, 1/25/2036 (a)(b)                                                     1,500                      1,502
                                                                                            -----------------
                                                                                                      15,761
                                                                                            -----------------
Credit Card Asset Backed Securities (0.73%)
Discover Card Master Trust I
5.34%, 5/15/2011 (a)                                                        2,200                      2,200
                                                                                            -----------------

Federal & Federally Sponsored Credit (0.99%)
Federal Farm Credit Bank
2.63%, 9/17/2007 (c)                                                        3,000                      2,983
                                                                                            -----------------

Finance - Mortgage Loan/Banker (27.89%)
Fannie Mae
5.25%, 8/ 1/2012 (d)                                                        8,950                      8,873
5.62%, 10/25/2018 (a)(b)                                                      857                        861
5.00%, 8/25/2026                                                            2,357                      2,330
6.63%, 11/15/2030 (d)                                                         550                        620
5.52%, 4/25/2034 (a)                                                        5,120                      5,120
0.34%, 3/25/2036                                                           22,979                        339
6.50%, 2/25/2047 (e)                                                        2,000                      2,051
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                                            3,250                      3,267
5.34%, 4/25/2012                                                            3,500                      3,489
5.41%, 5/25/2035 (a)                                                        1,737                      1,729
5.47%, 9/25/2035 (a)                                                        3,072                      3,075
Fannie Mae Whole Loan
5.47%, 5/25/2035 (a)                                                        2,016                      2,020
Federal Home Loan Bank System
5.46%, 11/27/2015 (e)                                                       2,301                      2,249
Freddie Mac
4.13%, 7/12/2010                                                            1,200                      1,164
4.88%, 11/15/2013                                                           3,200                      3,117
5.75%, 6/27/2016 (d)                                                        1,900                      1,913
4.50%, 7/15/2017                                                            4,800                      4,622
5.62%, 6/15/2018 (a)                                                        3,541                      3,551
5.72%, 7/15/2023 (a)                                                        4,940                      4,958

Finance - Mortgage Loan/Banker
Freddie Mac (continued)
5.52%, 4/15/2030 (a)                                                        4,598                      4,598
5.50%, 9/15/2031 (a)                                                        1,075                      1,046
Ginnie Mae
1.79%, 10/16/2012 (a)                                                      78,423                      3,068
3.89%, 7/16/2026                                                            1,282                      1,239
5.08%, 1/16/2030 (a)                                                        1,216                      1,203
3.96%, 6/16/2031                                                            1,879                      1,806
4.26%, 2/16/2032                                                            1,831                      1,775
0.95%, 6/17/2045 (a)                                                       27,517                      1,441
0.63%, 11/16/2045                                                           3,242                        176
1.13%, 5/16/2046 (a)                                                        8,536                        503
1.06%, 10/16/2046                                                          12,429                        839
1.13%, 2/16/2047 (a)                                                       15,018                        937
SLM Student Loan Trust
5.45%, 10/25/2016 (a)                                                       5,875                      5,880
5.55%, 9/17/2018 (a)                                                        4,455                      4,469
                                                                                            -----------------
                                                                                                      84,328
                                                                                            -----------------
Home Equity - Other (6.27%)
ACE Securities Corp
5.53%, 9/25/2035 (a)(b)                                                     2,200                      2,201
American Home Mortgage Investment Trust
5.51%, 11/25/2030 (a)(b)                                                    2,068                      2,070
Asset Backed Securities Corp Home Equity
5.61%, 3/25/2035 (a)(b)                                                        46                         46
5.42%, 7/25/2036 (a)(b)                                                     2,900                      2,900
Chase Funding Loan Acquisition Trust
5.68%, 6/25/2034 (a)                                                            9                          9
First NLC Trust
5.55%, 5/25/2035 (a)                                                        1,220                      1,220
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (a)(b)                                                     3,058                      3,063
Morgan Stanley Home Equity Loans
5.49%, 2/25/2036 (a)(b)                                                     4,750                      4,754
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (a)(b)                                                       695                        695
Soundview Home Equity Loan Trust
5.41%, 7/25/2036 (a)                                                        2,000                      2,000
                                                                                            -----------------
                                                                                                      18,958
                                                                                            -----------------
Mortgage Backed Securities (19.86%)
Banc of America Commercial Mortgage Inc
4.73%, 7/10/2043 (a)                                                        2,500                      2,321
Banc of America Funding Corp
5.40%, 7/20/2036 (a)(b)                                                     2,034                      2,032
5.60%, 7/20/2036 (a)(b)                                                     1,298                      1,300
Bear Stearns Alt-A Trust
5.49%, 4/25/2037 (a)(b)                                                       929                        930
Bear Stearns Mortgage Funding Trust
5.53%, 7/25/2036 (a)(b)                                                       945                        944
Commercial Mortgage Pass Through Certificates
0.05%, 12/10/2046 (a)                                                      20,469                        257
Credit Suisse Mortgage Capital Certificates
0.08%, 12/15/2039                                                          13,270                        230
CS First Boston Mortgage Securities Corp
0.64%, 11/15/2036 (a)(f)                                                   10,825                        442
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)                                                        2,800                      2,730
5.51%, 11/10/2045 (a)                                                       3,500                      3,404

Mortgage Backed Securities
G-Force LLC
5.62%, 12/25/2039 (a)(f)                                                    2,300                      2,300
Greenwich Capital Commercial Funding Corp
5.22%, 4/10/2037                                                            3,500                      3,370
0.51%, 3/10/2039 (a)(f)                                                    44,088                      1,046
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                          23,877                      1,019
Impac CMB Trust
5.63%, 4/25/2035 (a)                                                        1,061                      1,061
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (a)                                                         430                        434
JP Morgan Chase Commercial Mortgage Securities
0.47%, 9/12/2037 (a)                                                       73,455                        925
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (a)                                                       2,250                      2,197
5.30%, 4/25/2036 (a)                                                        1,178                      1,177
5.96%, 8/25/2036 (a)                                                        1,825                      1,822
6.00%, 8/25/2036 (a)                                                        2,355                      2,346
5.57%, 10/25/2036 (a)                                                       3,700                      3,632
5.87%, 1/25/2037                                                            3,866                      3,861
LB-UBS Commercial Mortgage Trust
0.07%, 11/15/2038 (a)(f)                                                   10,416                        182
0.91%, 11/15/2038 (a)(f)                                                   17,405                        822
0.07%, 2/15/2040 (a)(f)                                                     5,945                         71
0.68%, 2/15/2040 (a)                                                        7,453                        257
0.94%, 7/15/2040 (a)                                                       80,024                      2,284
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039 (a)                                                        2,000                      1,986
0.74%, 5/12/2043                                                           36,898                        911
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.74%, 8/12/2048 (a)                                                       26,945                      1,114
0.06%, 12/12/2049 (a)                                                      39,872                        594
Morgan Stanley Capital I
0.54%, 8/13/2042                                                          142,522                      2,489
0.05%, 12/15/2043 (a)(f)                                                   21,480                        290
Residential Accredit Loans Inc
5.47%, 2/25/2037 (a)(b)(e)                                                  2,112                      2,112
5.51%, 6/28/2037 (a)(b)(e)                                                  2,000                      2,000
Wachovia Bank Commercial Mortgage Trust
0.81%, 5/15/2044 (a)(f)                                                    73,667                      1,718
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)(b)                                                     3,438                      3,448
                                                                                            -----------------
                                                                                                      60,058
                                                                                            -----------------
Mortgage Securities (0.91%)
Ginnie Mae
4.51%, 10/16/2028 (a)                                                       1,892                      1,850
0.85%, 3/16/2047 (a)                                                       14,475                        921
                                                                                            -----------------
                                                                                                       2,771
                                                                                            -----------------
TOTAL BONDS                                                                              $           187,059
                                                                                            -----------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (65.57%) Federal Home Loan
Mortgage Corporation (FHLMC) (20.71%)
5.00%, 10/ 1/2025                                                       3,440                      3,277
5.00%, 7/ 1/2037 (g)                                                   13,925                     13,050
5.50%, 7/ 1/2037 (g)                                                   13,720                     13,231
6.00%, 8/ 1/2037 (g)                                                    6,445                      6,379
6.00%, 1/ 1/2009                                                           66                         66
6.00%, 2/ 1/2009                                                            6                          6
6.00%, 7/ 1/2009                                                          108                        108
Federal Home Loan Mortgage Corporation (FHLMC)
6.50%, 6/ 1/2017                                                          536                        548
6.00%, 7/ 1/2017                                                          291                        292
5.50%, 4/ 1/2018                                                          783                        774
6.50%, 6/ 1/2018                                                           34                         35
6.50%, 8/ 1/2021                                                           44                         45
7.00%, 9/ 1/2023                                                           60                         61
6.00%, 12/ 1/2023                                                          71                         71
7.00%, 12/ 1/2023                                                          34                         36
7.00%, 1/ 1/2024                                                           32                         33
5.50%, 2/ 1/2024                                                           83                         81
5.50%, 3/ 1/2024                                                           51                         50
6.50%, 4/ 1/2024                                                           49                         49
6.00%, 8/ 1/2025                                                           53                         52
6.00%, 1/ 1/2026                                                           23                         23
6.50%, 4/ 1/2026                                                           40                         41
6.50%, 5/ 1/2026                                                           84                         86
7.00%, 9/ 1/2027                                                           42                         43
6.50%, 12/ 1/2027                                                          35                         35
6.50%, 1/ 1/2028                                                           31                         32
7.00%, 2/ 1/2028                                                           10                         11
6.50%, 3/ 1/2028                                                           36                         36
7.00%, 4/ 1/2028                                                          186                        192
7.00%, 5/ 1/2028                                                           28                         29
7.00%, 8/ 1/2028                                                           65                         67
6.50%, 9/ 1/2028                                                           80                         82
6.50%, 10/ 1/2028                                                         202                        206
6.50%, 11/ 1/2028                                                          51                         52
6.50%, 12/ 1/2028                                                         106                        108
7.50%, 10/ 1/2030                                                          98                        102
8.00%, 10/ 1/2030                                                         120                        127
7.50%, 2/ 1/2031                                                          109                        113
6.50%, 7/ 1/2031                                                          174                        177
6.50%, 8/ 1/2031                                                           52                         54
6.50%, 10/ 1/2031                                                          63                         64
7.00%, 10/ 1/2031                                                          90                         93
6.00%, 12/ 1/2031                                                         282                        281
6.50%, 12/ 1/2031                                                         230                        234
6.50%, 2/ 1/2032                                                          220                        224
6.50%, 5/ 1/2032                                                          474                        483
6.50%, 8/ 1/2032                                                        1,943                      1,979
5.00%, 12/ 1/2032                                                       1,557                      1,466
5.50%, 3/ 1/2033                                                        2,840                      2,753
5.00%, 6/ 1/2033                                                        4,877                      4,595
6.00%, 8/ 1/2036                                                        3,138                      3,112
6.50%, 11/ 1/2036                                                         979                        989
6.00%, 4/ 1/2037                                                        3,941                      3,908
4.84%, 9/ 1/2032 (a)                                                      235                        238
5.70%, 9/ 1/2033 (a)                                                      247                        250
5.83%, 2/ 1/2034 (a)                                                      631                        638
4.68%, 8/ 1/2035 (a)                                                    1,471                      1,447
                                                                                        -----------------
                                                                                                  62,614
                                                                                        -----------------
Federal National Mortgage Association (FNMA) (22.11%)
4.50%, 7/ 1/2022 (g)                                                    2,535                      2,405
5.00%, 7/ 1/2037 (g)                                                    4,725                      4,427
5.50%, 7/ 1/2037 (g)                                                   14,245                     13,738
6.00%, 8/ 1/2037 (g)                                                    8,575                      8,476
6.00%, 2/ 1/2009                                                           52                         52
6.50%, 6/ 1/2016                                                          219                        223

Federal National Mortgage Association (FNMA)
6.00%, 8/ 1/2016                                                          387                        389
5.50%, 8/ 1/2017                                                          757                        749
6.50%, 8/ 1/2017                                                          394                        402
5.00%, 1/ 1/2018                                                        2,149                      2,084
5.50%, 1/ 1/2018                                                        1,288                      1,273
5.50%, 7/ 1/2019                                                          406                        401
5.50%, 8/ 1/2019                                                        1,156                      1,141
5.50%, 9/ 1/2019                                                          628                        620
5.50%, 10/ 1/2019                                                         208                        205
4.50%, 12/ 1/2019                                                         612                        582
7.50%, 4/ 1/2022                                                           36                         38
6.00%, 6/ 1/2022                                                          323                        324
6.00%, 11/ 1/2023                                                          37                         37
6.50%, 11/ 1/2023                                                         109                        111
5.50%, 5/ 1/2024                                                          274                        266
6.50%, 5/ 1/2024                                                           85                         86
6.50%, 7/ 1/2025                                                           19                         20
6.50%, 8/ 1/2025                                                          108                        110
6.50%, 2/ 1/2026                                                           28                         28
6.00%, 3/ 1/2026                                                           11                         11
6.50%, 3/ 1/2026                                                           18                         18
6.50%, 5/ 1/2026                                                           39                         39
6.50%, 6/ 1/2026                                                           17                         18
7.00%, 1/ 1/2027                                                           23                         24
7.50%, 7/ 1/2027                                                           20                         21
7.00%, 11/ 1/2027                                                          18                         18
6.50%, 7/ 1/2028                                                           24                         25
6.50%, 9/ 1/2028                                                           26                         27
6.00%, 11/ 1/2028                                                         198                        198
7.00%, 10/ 1/2029                                                         175                        182
7.00%, 6/ 1/2030                                                           51                         53
8.00%, 6/ 1/2030                                                           16                         17
7.00%, 5/ 1/2031                                                          136                        141
7.50%, 5/ 1/2031                                                          152                        158
6.50%, 9/ 1/2031                                                          350                        357
6.00%, 12/ 1/2031                                                         218                        217
4.62%, 12/ 1/2032 (a)                                                     902                        906
6.00%, 1/ 1/2033                                                          825                        821
5.50%, 9/ 1/2033                                                        8,728                      8,456
5.14%, 12/ 1/2033 (a)                                                   1,403                      1,388
4.03%, 7/ 1/2034 (a)                                                      393                        399
4.89%, 9/ 1/2034 (a)                                                    3,061                      3,054
4.71%, 2/ 1/2035 (a)                                                    2,727                      2,675
4.72%, 4/ 1/2035 (a)                                                    2,361                      2,325
5.08%, 8/ 1/2035 (a)                                                    3,759                      3,733
5.72%, 2/ 1/2036 (a)                                                      502                        497
5.79%, 6/ 1/2036 (a)(e)                                                   283                        281
6.50%, 8/ 1/2036                                                          845                        853
6.50%, 12/ 1/2036                                                       1,216                      1,228
7.00%, 8/ 1/2037                                                          510                        523
                                                                                        -----------------
                                                                                                  66,850
                                                                                        -----------------
Government National Mortgage Association (GNMA) (3.86%)
5.00%, 9/15/2033                                                           63                         60
5.50%, 11/15/2033                                                         386                        375
5.50%, 7/ 1/2037 (g)                                                    3,150                      3,057
7.00%, 1/15/2024                                                           18                         19
7.00%, 12/15/2027                                                          50                         52
7.00%, 3/15/2028                                                          286                        298

Government National Mortgage Association (GNMA)
7.00%, 5/15/2028                                                          135                        140
7.00%, 5/15/2031                                                           65                         68
7.00%, 9/15/2031                                                          211                        219
7.00%, 6/15/2032                                                          615                        641
5.00%, 2/15/2034                                                        3,254                      3,085
6.00%, 5/20/2024                                                          178                        177
6.00%, 6/20/2024                                                          289                        289
6.00%, 11/20/2025                                                          45                         45
6.50%, 12/20/2025                                                          42                         43
6.50%, 1/20/2026                                                          100                        102
6.00%, 2/20/2026                                                           33                         33
6.50%, 2/20/2026                                                           70                         71
6.00%, 4/20/2026                                                           55                         55
6.00%, 5/20/2026                                                           23                         23
6.00%, 6/20/2026                                                           69                         68
6.00%, 7/20/2026                                                           21                         21
6.00%, 9/20/2026                                                           46                         46
6.00%, 3/20/2027                                                          151                        150
6.00%, 1/20/2028                                                           56                         56
6.00%, 3/20/2028                                                           26                         26
6.00%, 6/20/2028                                                          140                        140
6.00%, 7/20/2028                                                           91                         91
6.00%, 3/20/2029                                                          162                        162
6.00%, 7/20/2029                                                          179                        178
5.50%, 5/20/2035                                                        1,936                      1,878
                                                                                        -----------------
                                                                                                  11,668
                                                                                        -----------------
U.S. Treasury (11.24%)
4.13%, 8/15/2010 (d)                                                   11,000                     10,756
4.25%, 10/15/2010 (d)                                                   5,850                      5,738
4.25%, 8/15/2014 (d)                                                    4,000                      3,826
4.13%, 5/15/2015 (d)                                                    4,500                      4,241
6.88%, 8/15/2025 (d)                                                    5,500                      6,552
5.38%, 2/15/2031 (d)                                                    2,800                      2,875
                                                                                        -----------------
                                                                                                  33,988
                                                                                        -----------------
U.S. Treasury Inflation-Indexed Obligations (5.14%)
3.88%, 1/15/2009 (d)                                                    6,301                      6,402
3.00%, 7/15/2012 (d)                                                    8,966                      9,140
                                                                                        -----------------
                                                                                                  15,542
                                                                                        -----------------
U.S. Treasury Strip (2.51%)
0.00%, 11/15/2015 (h)                                                   1,750                      1,147
0.00%, 5/15/2020 (d)(h)                                                10,500                      5,363
0.00%, 11/15/2021 (h)                                                   2,300                      1,083
                                                                                        -----------------
                                                                                                   7,593
                                                                                        -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                $           198,255
                                                                                        -----------------
SHORT TERM INVESTMENTS (11.19%)
Commercial Paper (3.30%)
CRC Funding
5.37%, 7/ 2/2007 (b)                                                    5,750                      5,749
Sysco Corp
5.27%, 7/ 3/2007 (b)                                                    4,250                      4,249
                                                                                        -----------------
                                                                                                   9,998
                                                                                        -----------------

Repurchase Agreements (7.89%)
Investment in Joint Trading Account; Bank of America; 5.20% dated 06/29/07 maturing 07/02/07    11,924                     11,924
(collateralized by U.S.
Government Agency Issues; $12,281,000; 0% - 6.625%; dated 07/11/07-03/09/17)


Repurchase Agreements
Investment in Joint Trading Account; Deutsche Bank; 5.30% dated 06/29/07 maturing 07/02/07      11,924                     11,924
(collateralized by U.S.
Government Agency Issues; $12,281,000; 0% - 6.625%; dated 07/11/07-03/09/17)
                                                                                                                 -----------------

                                                                                                                           23,847
                                                                                                                 -----------------
TOTAL SHORT TERM INVESTMENTS                                                                                  $            33,845
                                                                                                                 -----------------
MONEY MARKET FUNDS (3.96%)
Money Center Banks (3.96%)
BNY Institutional Cash Reserve Fund (b)                                                         11,961                     11,961
                                                                                                                 -----------------
TOTAL MONEY MARKET FUNDS                                                                                      $            11,961
                                                                                                                 -----------------
Total Investments                                                                                             $           431,120
Liabilities in Excess of Other Assets, Net - (42.58)%                                                                   (128,754)
                                                                                                                 -----------------
TOTAL NET ASSETS - 100.00%                                                                                    $           302,366
                                                                                                                 =================
                                                                                                                 -----------------

                                                                                                                 =================


(a)        Variable Rate
(b)        Security was purchased with the cash proceeds from securities loans.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $149 or 0.05% of net assets.
(d) Security or a portion of the security was on loan at the end of the period.
(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,693 or 2.87% of net assets.
(f)        Security exempt from registration under Rule 144A of the Securities
           Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,871 or 2.27% of net assets.
(g)        Security was  purchased in a  "to-be-announced"  ("TBA") transaction.
           See Notes to Financial Statements.
(h)        Non-Income Producing Security



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                           $               491
Unrealized Depreciation                                                                       (6,534)
                                                                                     -----------------
Net Unrealized Appreciation (Depreciation)                                                    (6,043)
Cost for federal income tax purposes                                                          436,648
All dollar amounts are shown in thousands (000's)


                                                           Swaptions
                                                                            Exercise       Expiration
Description                                                    Contracts        Rate            Month               U.S. $ Value
------------------------------------------------------------------------- ----------- ---------------- -------- -----------------
Written Put - OTC 10 Year Interest Rate Swap; pay floating
rate based on                                                 45,500,000        5.78  %     9/ 1/2007        $             (515)
3-month LIBOR; with Lehman Brothers
                                                                                                                -----------------

                                                                                                                -----------------
                                                                                                                -----------------
 (Premiums received $86)                                                                                     $             (515)
                                                                                                                -----------------
All dollar amounts are shown in thousands (000's)


                                                        Interest Rate Swap Agreements
                                                                                                             Unrealized
                                                                                   Notional                Appreciation/
Description                                                                         Amount                 (Depreciation)
------------------- ----------------------------------------------------------- ---------------- -------- -----------------
Receive semi-annually a fixed rate of 5.428% and pay quarterly a floating rate based on 3-month
LIBOR to Morgan                                                                 $            4,000        $              (69)
Stanley. Expires May 2017.


Receive semi-annually a fixed rate of 5.67% and pay quarterly a floating rate based on 3-month
LIBOR to Deutsche                                                               $            3,375                       (99)
Bank. Expires June 2037.


Receive semi-annually a fixed rate of 5.911% and pay quarterly a floating rate based on 3-month
LIBOR to Lehman                                                                $            7,365                      (136)
Brothers. Expires June 2017.


All dollar amounts are shown in thousands (000's)

                                                        Total Return Swap Agreements
                                                                                                               Unrealized
                                                                                                Notional       Appreciation/
Description                                                                                      Amount        (Depreciation)
------------------------------------- ------------------------------------------------------ ---------------- -----------------
Receive a monthly return equal to the Lehman Erisa Eligible CMBS Index and pay monthly a
floating rate based on                                                      $            1,850        $              (15)
1-month LIBOR with Wachovia Bank.  Expires October 2007.


All dollar amounts are shown in thousands (000's)

                                                   Futures Contracts
                                                                                        Current              Unrealized
                                                        Number of      Original          Market            Appreciation/
Type                                                    Contracts        Value           Value             (Depreciation)
---------------------------------------------------- ---------------- ----------------------------------- -----------------
U.S. 10 Year Note; September 2007                          206         $21,958         $21,775               183
U.S. 2 Year Note; September 2007                           150          30,621          30,567              (54)
U.S. 5 Year Note; September 2007                           45            4,714           4,684                30
All dollar amounts are shown in thousands (000's)


Portfolio Summary (unaudited)
--------------------------------------------- ------------------------ -----------------
Sector                                                                          Percent
--------------------------------------------- ------------------------ -----------------
Mortgage Securities                                                              84.95%
Government                                                                       25.84%
Asset Backed Securities                                                          16.65%
Financial                                                                        13.74%
Consumer, Non-cyclical                                                            1.40%
Liabilities in Excess of Other Assets, Net                                    (-42.58%)
                                                                       -----------------
TOTAL NET ASSETS                                                                100.00%
                                                                       =================

Other Assets Summary (unaudited)
--------------------------------------------- ------------------------ -----------------
Asset Type                                                                      Percent
--------------------------------------------- ------------------------ -----------------
Futures                                                                          18.86%
Interest Rate Swaps                                                               0.10%
Total Return Swaps                                                                0.01%
Written Swaptions                                                                 0.17%








Schedule of Investments

June 30, 2007 (unaudited)
Growth Account


                                                            Shares Held              Value (000's)
COMMON STOCKS (99.42%)
Aerospace & Defense Equipment (1.47%)
United Technologies Corp                                           94,000        $             6,667
                                                                                    -----------------

Agricultural Chemicals (3.75%)
Monsanto Co                                                       100,258                      6,771
Potash Corp of Saskatchewan                                       131,700                     10,269
                                                                                    -----------------
                                                                                              17,040
                                                                                    -----------------
Airlines (1.88%)
UAL Corp (a)(b)                                                   210,616                      8,549
                                                                                    -----------------

Apparel Manufacturers (3.41%)
Guess ? Inc (a)                                                   170,460                      8,189
Polo Ralph Lauren Corp                                             74,300                      7,289
                                                                                    -----------------
                                                                                              15,478
                                                                                    -----------------
Applications Software (3.76%)
Microsoft Corp                                                    579,000                     17,063
                                                                                    -----------------

Beverages - Non-Alcoholic (3.78%)
Coca-Cola Co/The                                                  328,133                     17,165
                                                                                    -----------------

Cellular Telecommunications (1.35%)
NII Holdings Inc (b)                                               76,000                      6,136
                                                                                    -----------------

Computer Services (1.29%)
Cognizant Technology Solutions Corp (b)                            78,000                      5,857
                                                                                    -----------------

Computers (6.87%)
Apple Inc (b)                                                     141,522                     17,271
Hewlett-Packard Co                                                312,200                     13,931
                                                                                    -----------------
                                                                                              31,202
                                                                                    -----------------
Cosmetics & Toiletries (1.36%)
Avon Products Inc                                                 168,000                      6,174
                                                                                    -----------------

Data Processing & Management (3.39%)
Fidelity National Information Services                            116,000                      6,297
Mastercard Inc                                                     54,834                      9,095
                                                                                    -----------------
                                                                                              15,392
                                                                                    -----------------
Diversified Manufacturing Operations (1.39%)
3M Co                                                              73,000                      6,336
                                                                                    -----------------

E-Commerce - Products (1.01%)
Amazon.Com Inc (a)(b)                                              67,000                      4,583
                                                                                    -----------------

E-Commerce - Services (1.48%)
eBay Inc (a)(b)                                                   208,500                      6,710
                                                                                    -----------------

Electric Products - Miscellaneous (1.53%)
Emerson Electric Co                                               148,500                      6,950
                                                                                    -----------------


Electronic Components - Semiconductors (2.04%)
MEMC Electronic Materials Inc (a)(b)                               78,000                      4,767
Nvidia Corp (b)                                                   109,000                      4,503
                                                                                    -----------------
                                                                                               9,270
                                                                                    -----------------
Finance - Investment Banker & Broker (7.19%)
Goldman Sachs Group Inc/The                                        59,700                     12,940
JPMorgan Chase & Co                                               128,000                      6,202
Morgan Stanley                                                    161,400                     13,538
                                                                                    -----------------
                                                                                              32,680
                                                                                    -----------------
Finance - Mortgage Loan/Banker (1.29%)
Fannie Mae (a)                                                     90,000                      5,880
                                                                                    -----------------

Food - Confectionery (1.19%)
WM Wrigley Jr Co                                                   97,800                      5,409
                                                                                    -----------------

Home Decoration Products (1.42%)
Newell Rubbermaid Inc                                             218,600                      6,433
                                                                                    -----------------

Instruments - Scientific (2.41%)
Thermo Fisher Scientific Inc (b)                                  212,000                     10,965
                                                                                    -----------------

Machinery - Farm (1.78%)
Deere & Co                                                         67,000                      8,090
                                                                                    -----------------

Medical - Biomedical/Gene (1.13%)
Celgene Corp (a)(b)                                                89,700                      5,142
                                                                                    -----------------

Medical - Drugs (5.00%)
Abbott Laboratories                                               191,000                     10,228
Merck & Co Inc                                                    108,000                      5,378
Shire PLC ADR                                                      96,000                      7,117
                                                                                    -----------------
                                                                                              22,723
                                                                                    -----------------
Medical Instruments (1.65%)
Intuitive Surgical Inc (b)                                         54,000                      7,494
                                                                                    -----------------

Medical Products (2.67%)
Baxter International Inc                                          215,100                     12,119
                                                                                    -----------------

Metal - Diversified (1.33%)
Freeport-McMoRan Copper & Gold Inc                                 73,000                      6,046
                                                                                    -----------------

Networking Products (3.66%)
Cisco Systems Inc (b)                                             597,500                     16,640
                                                                                    -----------------

Oil Company - Exploration & Production (2.09%)
Devon Energy Corp                                                 121,000                      9,473
                                                                                    -----------------

Oil Field Machinery & Equipment (2.18%)
National Oilwell Varco Inc (b)                                     95,000                      9,903
                                                                                    -----------------

Oil Refining & Marketing (1.40%)
Valero Energy Corp                                                 86,000                      6,352
                                                                                    -----------------

Optical Supplies (1.31%)
Alcon Inc                                                          44,000                      5,936
                                                                                    -----------------


Pharmacy Services (1.51%)
Medco Health Solutions Inc (b)                                     88,000                      6,863
                                                                                    -----------------

Retail - Drug Store (2.43%)
CVS Caremark Corp                                                 303,000                     11,044
                                                                                    -----------------

Retail - Major Department Store (1.52%)
Saks Inc (a)                                                      322,800                      6,892
                                                                                    -----------------

Retail - Regional Department Store (1.99%)
Kohl's Corp (b)                                                   127,200                      9,035
                                                                                    -----------------

Retail - Restaurants (2.61%)
McDonald's Corp                                                   233,300                     11,842
                                                                                    -----------------

Steel - Specialty (1.39%)
Allegheny Technologies Inc                                         60,379                      6,333
                                                                                    -----------------

Therapeutics (3.53%)
Gilead Sciences Inc (b)                                           413,000                     16,012
                                                                                    -----------------

Web Portals (4.45%)
Google Inc (b)                                                     38,590                     20,197
                                                                                    -----------------

Wireless Equipment (2.53%)
Qualcomm Inc                                                      265,300                     11,511
                                                                                    -----------------
TOTAL COMMON STOCKS                                                              $           451,586
                                                                                    -----------------

                                                             Principal
                                                          Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (0.47%)
Commercial Paper (0.47%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                    2,156                      2,156
                                                                                    -----------------
TOTAL SHORT TERM INVESTMENTS                                                     $             2,156
                                                                                    -----------------
MONEY MARKET FUNDS (7.58%)
Money Center Banks (7.58%)
BNY Institutional Cash Reserve Fund (c)                            34,418                     34,418
                                                                                    -----------------
TOTAL MONEY MARKET FUNDS                                                         $            34,418
                                                                                    -----------------
Total Investments                                                                $           488,160
Liabilities in Excess of Other Assets, Net - (7.47)%                                        (33,938)
                                                                                    -----------------
TOTAL NET ASSETS - 100.00%                                                       $           454,222
                                                                                    =================
                                                                                    -----------------

                                                                                    =================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.




Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                      $            59,000
Unrealized Depreciation                                                  (4,971)
                                                                -----------------
Net Unrealized Appreciation (Depreciation)                                54,029
Cost for federal income tax purposes                                     434,131
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- ----------------- -----------------
Sector                                                                   Percent
--------------------------------------------- ----------------- -----------------
Consumer, Non-cyclical                                                    23.12%
Technology                                                                17.35%
Financial                                                                 16.54%
Consumer, Cyclical                                                        15.25%
Communications                                                            14.48%
Industrial                                                                 8.59%
Basic Materials                                                            6.48%
Energy                                                                     5.66%
Liabilities in Excess of Other Assets, Net                              (-7.47%)
                                                                -----------------
TOTAL NET ASSETS                                                         100.00%
                                                                =================








Schedule of Investments

June 30, 2007 (unaudited)
Income Account

                                                       Principal
                                                       unt (000's)             Value (000's)
BONDS (65.28%) Aerospace & Defense (0.66%)
Boeing Co
8.75%, 8/15/2021                                              1,000        $             1,267
                                                                              -----------------

Airlines (1.21%)
Continental Airlines Inc
6.80%, 7/ 2/2007                                                 31                         31
Southwest Airlines Co
9.15%, 7/ 1/2016                                              2,000                      2,292
                                                                              -----------------
                                                                                         2,323
                                                                              -----------------
Cable TV (2.48%)
Comcast Cable Communications LLC
7.13%, 6/15/2013                                              1,500                      1,590
Comcast Cable Holdings LLC
7.88%, 8/ 1/2013                                                500                        548
COX Communications Inc
7.88%, 8/15/2009                                              2,500                      2,613
                                                                              -----------------
                                                                                         4,751
                                                                              -----------------
Casino Hotels (2.98%)
155 East Tropicana LLC/155 East Tropica
8.75%, 4/ 1/2012 (a)                                            750                        750
Caesars Entertainment Inc
7.50%, 9/ 1/2009                                              2,000                      2,045
Harrah's Operating Co Inc
6.50%, 6/ 1/2016                                              1,000                        835
Riviera Holdings Corp
11.00%, 6/15/2010                                             2,000                      2,073
                                                                              -----------------
                                                                                         5,703
                                                                              -----------------
Casino Services (0.71%)
OED Corp / DIAMOND JO LLC
8.75%, 4/15/2012                                              1,350                      1,350
                                                                              -----------------

Cellular Telecommunications (1.10%)
Vodafone Group PLC
7.75%, 2/15/2010                                              2,000                      2,101
                                                                              -----------------

Cruise Lines (2.06%)
Carnival Corp
7.20%, 10/ 1/2023                                             1,750                      1,866
Royal Caribbean Cruises Ltd
8.75%, 2/ 2/2011                                              1,000                      1,080
6.88%, 12/ 1/2013                                             1,000                      1,000
                                                                              -----------------
                                                                                         3,946
                                                                              -----------------
Electric - Integrated (9.28%)
Illinois Power Co
7.50%, 6/15/2009                                              1,850                      1,887
Metropolitan Edison Co
4.95%, 3/15/2013                                              1,000                        950
Mirant Americas Generation LLC
8.50%, 10/ 1/2021                                             2,000                      2,090

Electric - Integrated
Nisource Finance Corp
5.25%, 9/15/2017                                              2,000                      1,848
Ohio Edison Co
5.45%, 5/ 1/2015                                              1,000                        965
Pacific Gas & Electric Co
4.20%, 3/ 1/2011                                              2,250                      2,150
Pacificorp
4.95%, 8/15/2014                                              1,500                      1,430
5.25%, 6/15/2035                                              1,000                        879
Public Service Co of New Mexico
4.40%, 9/15/2008                                                500                        492
Southwestern Electric Power Co
5.38%, 4/15/2015                                              1,500                      1,448
Texas-New Mexico Power Co
6.25%, 1/15/2009                                              1,500                      1,512
TXU Electric Delivery Co
7.00%, 9/ 1/2022                                              2,000                      2,089
                                                                              -----------------
                                                                                        17,740
                                                                              -----------------
Finance - Commercial (0.49%)
CIT Group Holdings Inc
5.40%, 1/30/2016                                              1,000                        943
                                                                              -----------------

Finance - Consumer Loans (0.52%)
American General Finance Corp
4.63%, 5/15/2009                                              1,000                        986
                                                                              -----------------

Finance - Investment Banker & Broker (6.63%)
Citigroup Inc
6.50%, 1/18/2011                                              3,000                      3,094
Goldman Sachs Group Inc/The
6.88%, 1/15/2011                                              2,500                      2,600
Jefferies Group Inc
7.75%, 3/15/2012                                              1,500                      1,607
6.25%, 1/15/2036                                                500                        469
JPMorgan Chase & Co
5.13%, 9/15/2014                                              1,000                        960
Merrill Lynch & Co Inc
6.00%, 2/17/2009                                              2,000                      2,018
Morgan Stanley
4.75%, 4/ 1/2014                                              1,000                        934
6.25%, 8/ 9/2026                                              1,000                        996
                                                                              -----------------
                                                                                        12,678
                                                                              -----------------
Finance - Leasing Company (0.07%)
DVI Inc
0.00%, 2/ 1/2004 (b)(c)(d)                                      400                         44
9.88%, 2/ 1/2004 (b)(c)(d)                                      900                         99
                                                                              -----------------
                                                                                           143
                                                                              -----------------
Food - Retail (1.89%)
Fred Meyer Inc
7.45%, 3/ 1/2008                                              1,000                      1,013
Safeway Inc
7.50%, 9/15/2009                                              2,500                      2,599
                                                                              -----------------
                                                                                         3,612
                                                                              -----------------
Forestry (0.27%)
Weyerhaeuser Co
7.38%, 3/15/2032                                                500                        507
                                                                              -----------------

Investment Management & Advisory Services (0.53%)
Legg Mason Inc
6.75%, 7/ 2/2008                                              1,000                      1,010
                                                                              -----------------

Life & Health Insurance (0.30%)
American General Corp
7.50%, 7/15/2025                                                500                        571
                                                                              -----------------

Medical - Hospitals (2.67%)
HCA Inc
8.75%, 9/ 1/2010                                              1,000                      1,044
9.25%, 11/15/2016 (e)                                         1,000                      1,065
7.50%, 11/ 6/2033                                               300                        254
Tenet Healthcare Corp
6.38%, 12/ 1/2011                                             3,000                      2,741
                                                                              -----------------
                                                                                         5,104
                                                                              -----------------
Medical - Wholesale Drug Distribution (1.08%)
Cardinal Health Inc
6.75%, 2/15/2011                                              2,000                      2,071
                                                                              -----------------

Metal - Diversified (1.05%)
Falconbridge Ltd
6.00%, 10/15/2015                                             2,000                      1,999
                                                                              -----------------

Multi-Line Insurance (0.52%)
Farmers Insurance Exchange
6.00%, 8/ 1/2014 (e)                                          1,000                        988
                                                                              -----------------

Multimedia (1.39%)
Historic TW Inc
9.15%, 2/ 1/2023                                                300                        363
News America Holdings Inc
8.00%, 10/17/2016                                             1,200                      1,351
News America Inc
6.40%, 12/15/2035                                             1,000                        952
                                                                              -----------------
                                                                                         2,666
                                                                              -----------------
Non-Hazardous Waste Disposal (1.86%)
Allied Waste North America Inc
7.25%, 3/15/2015 (a)                                          2,000                      1,980
Waste Management Inc
7.38%, 8/ 1/2010                                              1,500                      1,572
                                                                              -----------------
                                                                                         3,552
                                                                              -----------------
Oil - Field Services (0.42%)
Hanover Compressor Co
8.63%, 12/15/2010                                               775                        799
                                                                              -----------------

Oil Company - Exploration & Production (0.80%)
XTO Energy Inc
6.25%, 4/15/2013                                              1,500                      1,533
                                                                              -----------------

Oil Company - Integrated (0.80%)
Petro-Canada
4.00%, 7/15/2013                                              1,000                        906
9.25%, 10/15/2021                                               500                        625
                                                                              -----------------
                                                                                         1,531
                                                                              -----------------

Oil Refining & Marketing (0.54%)
Enterprise Products Operating LP
6.38%, 2/ 1/2013                                              1,000                      1,027
                                                                              -----------------

Physical Therapy & Rehabilitation Centers (0.85%)
Healthsouth Corp
10.75%, 6/15/2016                                             1,500                      1,627
                                                                              -----------------

Pipelines (4.50%)
ANR Pipeline Co
9.63%, 11/ 1/2021                                             1,200                      1,568
Consolidated Natural Gas Co
6.85%, 4/15/2011                                              1,750                      1,838
El Paso Natural Gas Co
7.50%, 11/15/2026                                             2,500                      2,691
Express Pipeline LP
7.39%, 12/31/2017 (e)                                         1,321                      1,378
Southern Natural Gas Co
8.00%, 3/ 1/2032                                              1,000                      1,134
                                                                              -----------------
                                                                                         8,609
                                                                              -----------------
Publishing - Books (0.81%)
Reed Elsevier Capital Inc
6.75%, 8/ 1/2011                                              1,500                      1,554
                                                                              -----------------

Regional Banks (2.46%)
Bank of America Corp
5.42%, 3/15/2017                                              1,000                        959
Bank One Corp
10.00%, 8/15/2010                                               400                        446
NCNB Corp
9.38%, 9/15/2009                                              1,100                      1,189
Wells Fargo & Co
4.63%, 4/15/2014                                              2,250                      2,114
                                                                              -----------------
                                                                                         4,708
                                                                              -----------------
Reinsurance (0.25%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014                                                500                        484
                                                                              -----------------

REITS - Healthcare (3.46%)
Health Care Property Investors Inc
6.00%, 3/ 1/2015                                              2,000                      1,956
Health Care REIT Inc
6.20%, 6/ 1/2016                                              2,000                      1,981
Healthcare Realty Trust Inc
8.13%, 5/ 1/2011                                              2,500                      2,690
                                                                              -----------------
                                                                                         6,627
                                                                              -----------------
REITS - Office Property (1.02%)
Arden Realty LP
5.20%, 9/ 1/2011                                              1,000                        986
5.25%, 3/ 1/2015                                              1,000                        971
                                                                              -----------------
                                                                                         1,957
                                                                              -----------------
REITS - Shopping Centers (0.51%)
Developers Diversified Realty Corp
4.63%, 8/ 1/2010                                              1,000                        970
                                                                              -----------------


Sovereign (0.76%)
Brazilian Government International Bond
9.25%, 10/22/2010                                               750                        828
8.75%, 2/ 4/2025                                                500                        619
                                                                              -----------------
                                                                                         1,447
                                                                              -----------------
Special Purpose Entity (2.03%)
CCM Merger Inc
8.00%, 8/ 1/2013 (e)                                          2,000                      1,990
CDX North America High Yield
7.63%, 6/29/2012 (a)(e)                                       2,000                      1,891
                                                                              -----------------
                                                                                         3,881
                                                                              -----------------
Telecommunication Services (1.69%)
Qwest Corp
8.88%, 3/15/2012 (f)                                          2,000                      2,155
TELUS Corp
8.00%, 6/ 1/2011                                              1,000                      1,069
                                                                              -----------------
                                                                                         3,224
                                                                              -----------------
Telephone - Integrated (2.23%)
Deutsche Telekom International Finance
8.00%, 6/15/2010 (f)                                          4,000                      4,263
                                                                              -----------------

Toys (0.55%)
Mattel Inc
7.30%, 6/13/2011                                              1,000                      1,044
                                                                              -----------------

Transport - Rail (1.32%)
Norfolk Southern Corp
6.20%, 4/15/2009                                              2,500                      2,528
                                                                              -----------------

Transport - Services (0.53%)
Trailer Bridge Inc
9.25%, 11/15/2011                                             1,000                      1,022
                                                                              -----------------
TOTAL BONDS                                                                $           124,846
                                                                              -----------------
CONVERTIBLE BONDS (0.80%)
Containers - Paper & Plastic (0.80%)
Sealed Air Corp
3.00%, 6/30/2033 (e)(f)                                       1,500                      1,519
                                                                              -----------------
TOTAL CONVERTIBLE BONDS                                                    $             1,519
                                                                              -----------------


U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (31.46%) Federal Home Loan
Mortgage Corporation (FHLMC) (14.55%)
5.50%, 11/ 1/2017                                               586                        579
5.50%, 1/ 1/2018                                                442                        437
5.00%, 4/ 1/2018                                              1,108                      1,075
5.00%, 8/ 1/2019                                              3,258                      3,157
9.00%, 1/ 1/2025                                                 14                         15
6.50%, 6/ 1/2029                                                140                        143
6.50%, 8/ 1/2029                                                182                        186
6.00%, 3/ 1/2031                                                214                        213
5.50%, 5/ 1/2031                                                360                        349
7.00%, 1/ 1/2032                                                172                        177
6.00%, 5/ 1/2032                                                568                        566
5.00%, 5/ 1/2033                                              3,058                      2,882
4.50%, 8/ 1/2033                                              2,695                      2,459
5.50%, 6/ 1/2035                                              2,402                      2,322
5.00%, 11/ 1/2035                                             3,557                      3,343
5.50%, 1/ 1/2036                                              3,515                      3,398
5.00%, 2/ 1/2036                                              5,039                      4,736

Federal Home Loan Mortgage Corporation (FHLMC)
5.50%, 4/ 1/2036                                              1,862                      1,796
                                                                              -----------------
                                                                                        27,833
                                                                              -----------------
Federal National Mortgage Association (FNMA) (8.88%)
7.63%, 2/ 1/2010                                              2,000                      2,076
5.00%, 1/ 1/2018                                              1,203                      1,167
4.00%, 9/ 1/2018                                              3,147                      2,929
4.00%, 10/ 1/2018                                             2,536                      2,360
7.00%, 1/ 1/2030                                                 23                         24
6.50%, 5/ 1/2031                                                128                        130
6.00%, 4/ 1/2032                                                679                        676
6.50%, 4/ 1/2032                                                618                        629
6.50%, 5/ 1/2032                                                251                        255
5.50%, 3/ 1/2033                                              1,102                      1,067
5.50%, 6/ 1/2033                                              2,877                      2,789
5.50%, 2/ 1/2035                                              2,971                      2,872
                                                                              -----------------
                                                                                        16,974
                                                                              -----------------
Government National Mortgage Association (GNMA) (0.33%)
9.00%, 2/15/2025                                                 20                         22
7.00%, 6/20/2031                                                224                        233
6.00%, 5/20/2032 (f)                                            379                        378
                                                                              -----------------
                                                                                           633
                                                                              -----------------
U.S. Treasury (7.70%)
5.13%, 5/15/2016 (a)                                          3,000                      3,017
5.38%, 2/15/2031 (a)                                          7,000                      7,188
4.50%, 2/15/2036 (a)                                          5,000                      4,527
                                                                              -----------------
                                                                                        14,732
                                                                              -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                      $            60,172
                                                                              -----------------

SHORT TERM INVESTMENTS (1.05%)
Repurchase Agreements (1.05%)
Investment in Joint Trading Account; Bank of America; 5.20% dated 06/29/07 maturing 07/02/07     1,007                      1,007
(collateralized by U.S.
Government Agency Issues; $1,037,000; 0% - 6.625%; dated 07/11/07-03/09/17)

Investment in Joint Trading Account; Deutsche Bank; 5.30% dated 06/29/07 maturing 07/02/07       1,007                      1,007
(collateralized by U.S.
Government Agency Issues; $1,037,000; 0% - 6.625%; dated 07/11/07-03/09/17)
                                                                                                                 -----------------

                                                                                                                            2,014
                                                                                                                 -----------------
TOTAL SHORT TERM INVESTMENTS                                                                                  $             2,014
                                                                                                                 -----------------
MONEY MARKET FUNDS (9.84%)
Money Center Banks (9.84%)
BNY Institutional Cash Reserve Fund (g)                                                         18,821                     18,821
                                                                                                                 -----------------
TOTAL MONEY MARKET FUNDS                                                                                      $            18,821
                                                                                                                 -----------------
Total Investments                                                                                             $           207,372
Liabilities in Excess of Other Assets, Net - (8.43)%                                                                     (16,118)
                                                                                                                 -----------------
TOTAL NET ASSETS - 100.00%                                                                                    $           191,254
                                                                                                                 =================
                                                                                                                 -----------------

                                                                                                                 =================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security is Illiquid
(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $143 or 0.07% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $8,831 or 4.62% of net assets.
(f)  Variable Rate
(g) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                                 4,563
Unrealized Depreciation                                               (5,664)
                                                             -----------------
Net Unrealized Appreciation (Depreciation)                            (1,101)
Cost for federal income tax purposes                                  208,473
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- -------------- -----------------
Sector                                                                Percent
--------------------------------------------- -------------- -----------------
Financial                                                              29.69%
Mortgage Securities                                                    23.76%
Communications                                                          9.70%
Utilities                                                               9.28%
Government                                                              8.46%
Consumer, Cyclical                                                      7.51%
Energy                                                                  7.06%
Consumer, Non-cyclical                                                  6.49%
Industrial                                                              5.17%
Basic Materials                                                         1.31%
Liabilities in Excess of Other Assets, Net                           (-8.43%)
                                                             -----------------
TOTAL NET ASSETS                                                      100.00%
                                                             =================






Schedule of Investments

June 30, 2007 (unaudited)
International Emerging Markets Account



                                                                    Shares Held              Value (000's)
COMMON STOCKS (92.98%)
Agricultural Operations (0.52%)
Golden Agri-Resources Ltd (a)                                             563,000        $               956
                                                                                            -----------------

Airlines (1.31%)
Korean Air Lines Co Ltd                                                    22,813                      1,297
Thai Airways International Public Ltd (b)(c)                              232,600                        291
Turk Hava Yollari Anonium Ortakligi (c)                                   112,735                        829
                                                                                            -----------------
                                                                                                       2,417
                                                                                            -----------------
Apparel Manufacturers (0.73%)
Youngone Corp                                                             157,920                      1,349
                                                                                            -----------------

Applications Software (0.89%)
Infosys Technologies Ltd ADR                                               15,961                        804
Tata Consultancy Services Ltd                                              29,518                        834
                                                                                            -----------------
                                                                                                       1,638
                                                                                            -----------------
Auto - Car & Light Trucks (0.80%)
Denway Motors Ltd                                                       1,922,000                        910
Hyundai Motor Co                                                            7,228                        571
                                                                                            -----------------
                                                                                                       1,481
                                                                                            -----------------
Auto - Medium & Heavy Duty Trucks (0.46%)
Mahindra & Mahindra Ltd                                                    47,328                        841
                                                                                            -----------------

Auto/Truck Parts & Equipment - Replacement (0.36%)
Xinyi Glass Holding Co Ltd                                                742,000                        662
                                                                                            -----------------

Beverages - Wine & Spirits (0.64%)
United Spirits Ltd                                                         37,414                      1,190
                                                                                            -----------------

Building - Residential & Commercial (0.63%)
Consorcio ARA SAB de CV                                                   285,136                        459
Tecnisa SA                                                                114,665                        701
                                                                                            -----------------
                                                                                                       1,160
                                                                                            -----------------
Building & Construction - Miscellaneous (0.61%)
Murray & Roberts Holdings Ltd                                             123,906                      1,122
                                                                                            -----------------

Building Products - Cement & Aggregate (1.16%)
Cemex SAB de CV (c)                                                       367,644                      1,351
Taiwan Cement Corp                                                        685,000                        794
                                                                                            -----------------
                                                                                                       2,145
                                                                                            -----------------
Casino Hotels (0.47%)
Resorts World Bhd                                                         863,200                        865
                                                                                            -----------------

Cellular Telecommunications (5.60%)
America Movil SA de CV ADR                                                 71,802                      4,447
China Mobile Ltd                                                          260,959                      2,802
Mobile Telesystems OJSC ADR (c)                                            23,806                      1,442
SK Telecom Co Ltd                                                           3,416                        787
SK Telecom Co Ltd ADR (a)                                                  31,024                        848
                                                                                            -----------------
                                                                                                      10,326
                                                                                            -----------------

Chemicals - Diversified (0.29%)
Israel Chemicals Ltd                                                       68,233                        541
                                                                                            -----------------

Circuit Boards (0.61%)
Tripod Technology Corp                                                    220,000                      1,121
                                                                                            -----------------

Coal (0.82%)
Bumi Resources Tbk PT                                                   3,993,000                      1,005
China Shenhua Energy Co Ltd                                               146,500                        512
                                                                                            -----------------
                                                                                                       1,517
                                                                                            -----------------
Commercial Banks (11.26%)
Banco do Brasil SA                                                         98,700                      1,420
Banco Macro SA ADR (a)                                                     15,896                        523
Banco Santander Chile SA ADR                                                9,773                        484
Bank Mandiri Persero Tbk PT                                             3,047,500                      1,054
Bank Millennium SA                                                        271,092                      1,262
Bank of China Ltd (a)(c)                                                1,464,000                        726
Bank of India                                                             114,321                        651
Bank Pekao SA                                                              13,220                      1,224
Bank Rakyat Indonesia                                                   1,694,500                      1,078
Bumiputra-Commerce Holdings Bhd                                           344,200                      1,166
China Construction Bank Corp                                            2,961,000                      2,037
China Merchants Bank Co Ltd (a)                                           303,000                        922
FirstRand Ltd                                                             374,067                      1,196
ICICI Bank Ltd ADR                                                         10,843                        533
Kookmin Bank                                                               10,367                        910
Malayan Banking Bhd                                                       206,500                        718
Raiffeisen International Bank Holding AS (a)                                5,792                        923
Sberank RF GDR (a)(c)                                                       4,301                      1,677
Standard Bank Group Ltd                                                   123,453                      1,717
VTB Bank OJSC (b)(c)                                                       50,806                        558
                                                                                            -----------------
                                                                                                      20,779
                                                                                            -----------------
Computers (0.85%)
Acer Inc                                                                  432,000                        881
Quanta Computer Inc                                                       440,000                        685
                                                                                            -----------------
                                                                                                       1,566
                                                                                            -----------------
Diversified Financial Services (2.23%)
Intergroup Financial Services Corp (c)                                     17,941                        283
Shin Kong Financial Holding Co Ltd                                        665,478                        775
Shinhan Financial Group Co Ltd                                             35,987                      2,189
Woori Finance Holdings Co Ltd                                              34,480                        873
                                                                                            -----------------
                                                                                                       4,120
                                                                                            -----------------
Diversified Minerals (0.43%)
Antofagasta PLC                                                            64,393                        794
                                                                                            -----------------

Diversified Operations (2.12%)
Alfa SAB de CV                                                            111,012                        876
Barloworld Ltd                                                             37,134                      1,035
Grupo Carso SA de CV                                                      169,063                        654
GS Holdings Corp                                                           27,590                      1,341
                                                                                            -----------------
                                                                                                       3,906
                                                                                            -----------------
Electric - Generation (2.09%)
CEZ                                                                         5,065                        261
China Resources Power Holdings Co                                         954,000                      2,277
Glow Energy PCL (b)                                                       305,304                        270
Huaneng Power International Inc                                           916,000                      1,040
                                                                                            -----------------
                                                                                                       3,848
                                                                                            -----------------

Electric - Integrated (1.27%)
Cia Paranaense de Energia                                              56,700,968                        971
Korea Electric Power Corp                                                  13,080                        580
Unified Energy System (b)(c)                                                5,900                        796
                                                                                            -----------------
                                                                                                       2,347
                                                                                            -----------------
Electric Products - Miscellaneous (0.96%)
LG Electronics Inc                                                         21,436                      1,773
                                                                                            -----------------

Electronic Components - Miscellaneous (2.38%)
Coretronic Corp                                                           530,000                        919
HON HAI Precision Industry Co Ltd                                         297,020                      2,566
LG.Philips LCD Co Ltd (c)                                                  20,336                        905
                                                                                            -----------------
                                                                                                       4,390
                                                                                            -----------------
Electronic Components - Semiconductors (2.62%)
MediaTek Inc                                                               82,480                      1,285
Samsung Electronics Co Ltd                                                  5,798                      3,552
                                                                                            -----------------
                                                                                                       4,837
                                                                                            -----------------
Engineering - Research & Development Services (0.54%)
Larsen & Toubro Ltd (b)                                                    18,419                        996
                                                                                            -----------------

Finance - Investment Banker & Broker (1.20%)
President Securities Corp                                               1,319,000                        783
Tong Yang Investment Bank                                                  72,520                      1,436
                                                                                            -----------------
                                                                                                       2,219
                                                                                            -----------------
Finance - Other Services (0.67%)
Grupo Financiero Banorte SAB de CV                                        271,800                      1,245
                                                                                            -----------------

Food - Dairy Products (1.06%)
China Mengniu Dairy Co Ltd                                                211,000                        727
Wimm-Bill-Dann Foods OJSC ADR (a)                                          11,772                      1,225
                                                                                            -----------------
                                                                                                       1,952
                                                                                            -----------------
Food - Retail (0.58%)
Shoprite Holdings Ltd                                                     232,411                      1,074
                                                                                            -----------------

Gas - Distribution (0.42%)
Korea Gas Corp                                                             12,040                        779
                                                                                            -----------------

Internet Security (0.43%)
Check Point Software Technologies (c)                                      34,871                        795
                                                                                            -----------------

Life & Health Insurance (1.79%)
Cathay Financial Holding Co Ltd                                           485,727                      1,160
China Life Insurance Co Ltd                                               205,000                        737
Sanlam Ltd                                                                441,648                      1,405
                                                                                            -----------------
                                                                                                       3,302
                                                                                            -----------------
Machinery - General Industry (0.36%)
Industrias CH SAB de CV (c)                                               145,092                        670
                                                                                            -----------------

Medical - Generic Drugs (0.57%)
Teva Pharmaceutical Industries Ltd ADR (a)                                 25,289                      1,043
                                                                                            -----------------

Metal - Aluminum (0.55%)
Aluminum Corp of China Ltd (a)                                            602,000                      1,015
                                                                                            -----------------


Metal - Diversified (0.55%)
MMC Norilsk Nickel ADR (a)                                                  4,613                      1,020
                                                                                            -----------------

Metal - Iron (0.39%)
Kumba Iron Ore Ltd                                                         27,852                        729
                                                                                            -----------------

Metal Processors & Fabrication (0.25%)
Sterlite Industries India Ltd ADR (a)(c)                                   31,201                        458
                                                                                            -----------------

Multi-Line Insurance (0.47%)
Porto Seguro SA                                                            22,747                        873
                                                                                            -----------------

Non-Ferrous Metals (0.69%)
Grupo Mexico SAB de CV                                                    120,700                        742
Korea Zinc Co Ltd                                                           3,083                        524
                                                                                            -----------------
                                                                                                       1,266
                                                                                            -----------------
Oil Company - Exploration & Production (4.03%)
CNOOC Ltd                                                               1,363,000                      1,544
Oao Gazprom (b)(c)(d)                                                      11,453                      1,198
Oao Gazprom (c)                                                           112,294                      4,700
                                                                                            -----------------
                                                                                                       7,442
                                                                                            -----------------
Oil Company - Integrated (5.39%)
China Petroleum & Chemical Corp                                         2,445,108                      2,705
LUKOIL ADR                                                                 28,492                      2,158
PetroChina Co Ltd                                                         559,990                        825
Petroleo Brasileiro SA ADR (a)                                             29,910                      3,627
Sasol Ltd                                                                  16,926                        637
                                                                                            -----------------
                                                                                                       9,952
                                                                                            -----------------
Oil Refining & Marketing (3.03%)
Reliance Industries Ltd                                                    55,252                      2,308
SK Corp (b)                                                                12,479                      1,817
Thai Oil Public (b)(c)                                                    245,594                        502
Tupras Turkiye Petrol Rafinerileri AS                                      39,930                        958
                                                                                            -----------------
                                                                                                       5,585
                                                                                            -----------------
Petrochemicals (0.97%)
Aromatics Thailand PCL (b)(c)                                             289,200                        553
Formosa Chemicals & Fibre Corp                                            352,000                        812
LG Petrochemical Co Ltd                                                    10,720                        418
                                                                                            -----------------
                                                                                                       1,783
                                                                                            -----------------
Platinum (1.52%)
Anglo Platinum Ltd                                                          9,991                      1,645
Impala Platinum Holdings Ltd                                               38,238                      1,169
                                                                                            -----------------
                                                                                                       2,814
                                                                                            -----------------
Power Converter & Supply Equipment (0.26%)
Delta Electronics Inc                                                     122,150                        481
                                                                                            -----------------

Property & Casualty Insurance (1.32%)
Dongbu Insurance Co Ltd                                                    40,790                      1,369
PICC Property & Casualty Co Ltd (c)                                     1,312,000                      1,069
                                                                                            -----------------
                                                                                                       2,438
                                                                                            -----------------
Public Thoroughfares (0.63%)
Zhejiang Expressway Co Ltd                                              1,082,000                      1,161
                                                                                            -----------------

Real Estate Operator & Developer (2.44%)
Hopewell Holdings                                                         153,000                        624
Huaku Construction Corp                                                   237,000                        540

Real Estate Operator & Developer
Huang Hsiang Construction Co                                              333,086                        818
Rodobens Negocios Imobiliarios SA                                          59,062                        804
Shenzhen Investment Ltd                                                 2,256,000                      1,708
                                                                                            -----------------
                                                                                                       4,494
                                                                                            -----------------
Retail - Consumer Electronics (0.53%)
GOME Electrical Appliances Holdings Ltd (a)                               635,000                        973
                                                                                            -----------------

Retail - Home Furnishings (0.26%)
Ellerine Holdings Ltd                                                      47,855                        472
                                                                                            -----------------

Retail - Hypermarkets (0.38%)
Organizacion Soriana SAB de CV                                            219,602                        700
                                                                                            -----------------

Retail - Major Department Store (0.69%)
Grupo Famsa SAB de CV (c)                                                  89,763                        523
Hyundai Department Store Co Ltd                                             6,302                        744
                                                                                            -----------------
                                                                                                       1,267
                                                                                            -----------------
Retail - Miscellaneous/Diversified (1.15%)
Dufry South America Ltd (c)                                                36,434                        841
Massmart Holdings Ltd                                                      51,814                        633
Woolworths Holdings Ltd                                                   216,762                        656
                                                                                            -----------------
                                                                                                       2,130
                                                                                            -----------------
Rubber & Vinyl (0.35%)
TSRC Corp                                                                 552,000                        637
                                                                                            -----------------

Semiconductor Component - Integrated Circuits (4.13%)
Powertech Technology Inc                                                  168,000                        700
Realtek Semiconductor Corp                                                245,000                      1,215
Richtek Technology Corp                                                    51,000                        807
Siliconware Precision Industries Co                                       675,000                      1,434
Taiwan Semiconductor Manufacturing Co Ltd                               1,608,569                      3,470
                                                                                            -----------------
                                                                                                       7,626
                                                                                            -----------------
Shipbuilding (0.88%)
Hyundai Heavy Industries                                                    4,349                      1,624
                                                                                            -----------------

Steel - Producers (4.35%)
Angang Steel Co Ltd                                                       436,000                        897
China Steel Corp                                                          849,000                      1,033
Evraz Group SA (b)                                                         25,737                      1,058
Mittal Steel South Africa Ltd                                              25,982                        468
POSCO ADR (a)                                                              26,231                      3,148
Tata Steel Ltd (c)                                                         44,551                        658
Usinas Siderurgicas de Minas Gerais SA                                     11,475                        756
                                                                                            -----------------
                                                                                                       8,018
                                                                                            -----------------
Steel Pipe & Tube (0.26%)
Confab Industrial SA (c)                                                        -                          -
TMK OAO                                                                    12,980                        474
                                                                                            -----------------
                                                                                                         474
                                                                                            -----------------
Telecommunication Equipment (0.23%)
Vtech Holdings Ltd                                                         50,000                        422
                                                                                            -----------------

Telecommunication Services (0.57%)
Digi.Com BHD                                                              105,143                        701
Globe Telecom Inc                                                          11,890                        348
                                                                                            -----------------
                                                                                                       1,049
                                                                                            -----------------

Telephone - Integrated (2.86%)
Empresa Nacional de Telecomunicaciones                                     39,848                        679
GVT Holding SA (c)                                                         45,465                        789
Telecom Egypt                                                             303,667                        925
Telefonos de Mexico SAB de CV ADR (a)                                      43,682                      1,655
Telkom SA Ltd                                                              48,957                      1,236
                                                                                            -----------------
                                                                                                       5,284
                                                                                            -----------------
Transport - Marine (2.63%)
Orient Overseas International Ltd                                          87,500                        855
Pacific Basin Shipping Ltd                                                712,000                        801
Sincere Navigation                                                        515,000                        854
STX Pan Ocean Co Ltd                                                    1,756,000                      2,340
                                                                                            -----------------
                                                                                                       4,850
                                                                                            -----------------
Transport - Services (0.37%)
Log-in Logistica Intermodal SA (c)                                         87,201                        692
                                                                                            -----------------

Water (0.51%)
Companhia de Saneamento Basico de Estado de Sao Paulo (c)                  43,040                        949
                                                                                            -----------------

Water Treatment Systems (0.61%)
Woongjin Coway Co Ltd                                                      33,260                      1,127
                                                                                            -----------------
TOTAL COMMON STOCKS                                                                      $           171,571
                                                                                            -----------------
PREFERRED STOCKS (5.76%)
Airlines (0.47%)
Tam SA                                                                     26,200                        869
                                                                                            -----------------

Commercial Banks (0.31%)
Banco Bradesco SA                                                          23,834                        575
                                                                                            -----------------

Diversified Minerals (2.07%)
Cia Vale do Rio Doce                                                      101,836                      3,809
                                                                                            -----------------

Diversified Operations (0.76%)
Investimentos Itau SA                                                     225,282                      1,400
                                                                                            -----------------

Electric - Distribution (0.34%)
Eletropaulo Metropolitana de Sao Paulo                                  9,350,000                        616
                                                                                            -----------------

Electric - Integrated (0.44%)
Cia Energetica de Minas Gerais                                             38,400                        812
                                                                                            -----------------

Investment Companies (0.46%)
Bradespar SA                                                               22,200                        843
Lereko Mobility Pty Ltd                                                     2,003                         12
                                                                                            -----------------
                                                                                                         855
                                                                                            -----------------
Steel - Producers (0.91%)
Gerdau SA                                                                  34,549                        887
Usinas Siderurgicas de Minas Gerais SA                                     14,000                        798
                                                                                            -----------------
                                                                                                       1,685
                                                                                            -----------------
TOTAL PREFERRED STOCKS                                                                   $            10,621
                                                                                            -----------------

                                                                      Principal
                                                                   Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (0.53%)
Commercial Paper (0.53%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                               974                        974
                                                                                             -----------------
TOTAL SHORT TERM INVESTMENTS                                                              $               974
                                                                                             -----------------
MONEY MARKET FUNDS (12.06%)
Money Center Banks (12.06%)
BNY Institutional Cash Reserve Fund (e)                                     22,264                     22,264
                                                                                             -----------------
TOTAL MONEY MARKET FUNDS                                                                  $            22,264
                                                                                             -----------------
Total Investments                                                                         $           205,430
Liabilities in Excess of Other Assets, Net - (11.33)%                                                (20,905)
                                                                                             -----------------
TOTAL NET ASSETS - 100.00%                                                                $           184,525
                                                                                             =================
                                                                                             -----------------

                                                                                             =================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,039 or 4.36% of net assets.

(c)        Non-Income Producing Security
(d)        Security exempt from registration under Rule 144A of the Securities
           Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,198 or 0.65% of net assets.

(e) Security was purchased with the cash proceeds from securities loans.



Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                           $            37,685
Unrealized Depreciation                                                       (1,686)
                                                                     -----------------
Net Unrealized Appreciation (Depreciation)                                     35,999
Cost for federal income tax purposes                                          169,350
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- ---------------------- -----------------
Country                                                                       Percent
--------------------------------------------- ---------------------- -----------------
Korea, Republic Of                                                             17.51%
Taiwan, Province Of China                                                      12.88%
United States                                                                  12.59%
Brazil                                                                         12.03%
Russian Federation                                                              8.84%
South Africa                                                                    8.24%
Hong Kong                                                                       7.75%
China                                                                           7.39%
Mexico                                                                          7.22%
India                                                                           5.02%
Malaysia                                                                        1.87%
Indonesia                                                                       1.70%
Poland                                                                          1.35%
Israel                                                                          1.29%
Turkey                                                                          0.97%
Thailand                                                                        0.88%
Chile                                                                           0.63%
Mauritius                                                                       0.52%
Egypt                                                                           0.50%
Austria                                                                         0.50%
Bermuda                                                                         0.46%
United Kingdom                                                                  0.43%
Argentina                                                                       0.28%
Philippines                                                                     0.19%
Panama                                                                          0.15%
Czech Republic                                                                  0.14%
Liabilities in Excess of Other Assets, Net                                  (-11.33%)
                                                                     -----------------
TOTAL NET ASSETS                                                              100.00%
                                                                     =================





Schedule of Investments

June 30, 2007 (unaudited)
International SmallCap Account


                                                                 Shares Held              Value (000's)
COMMON STOCKS (97.41%)
Advanced Materials & Products (0.12%)
Neo Material Technologies Inc (a)                                       74,100        $               263
                                                                                         -----------------

Advertising Services (1.32%)
Aegis Group Plc                                                        538,419                      1,487
Publicis Groupe (b)                                                     30,121                      1,331
                                                                                         -----------------
                                                                                                    2,818
                                                                                         -----------------
Agricultural Chemicals (0.58%)
Incitec Pivot Ltd                                                       18,437                      1,246
                                                                                         -----------------

Agricultural Operations (0.25%)
Australian Agricultural Co Ltd                                          18,973                         47
Golden Agri-Resources Ltd (b)                                          286,000                        486
                                                                                         -----------------
                                                                                                      533
                                                                                         -----------------
Airlines (0.53%)
Deutsche Lufthansa AG                                                   40,601                      1,134
                                                                                         -----------------

Apparel Manufacturers (0.08%)
China Ting Group Holdings Ltd                                          506,000                        175
                                                                                         -----------------

Appliances (0.52%)
AFG Arbonia - Forster Holding                                              386                        202
Indesit Co SpA                                                          23,233                        544
Schulthess Group                                                         3,010                        378
                                                                                         -----------------
                                                                                                    1,124
                                                                                         -----------------
Applications Software (0.43%)
Micro Focus International PLC                                           73,797                        388
NSD CO LTD                                                              16,400                        241
SimCorp A/S                                                              1,230                        295
                                                                                         -----------------
                                                                                                      924
                                                                                         -----------------
Audio & Video Products (0.39%)
Canon Electronics Inc                                                   15,837                        516
D&M Holdings Inc                                                        47,030                        205
Kawai Musical Instruments Manufacturing                                 38,000                         78
Skyworth Digital Holdings Ltd                                          286,697                         45
                                                                                         -----------------
                                                                                                      844
                                                                                         -----------------
Auto - Car & Light Trucks (0.12%)
Ssangyong Motor Co (a)                                                  33,871                        262
                                                                                         -----------------

Auto/Truck Parts & Equipment - Original (0.98%)
Eagle Industry Co Ltd                                                   14,000                        184
Futaba Industrial Co Ltd                                                28,528                        690
Musashi Seimitsu Industry Co Ltd                                         2,689                         70
Nippon Seiki Co Ltd                                                     12,725                        285
Nissin Kogyo Co Ltd                                                     23,879                        665
Press Kogyo Co Ltd                                                      34,719                        147
T RAD Co Ltd                                                            11,000                         65
                                                                                         -----------------
                                                                                                    2,106
                                                                                         -----------------

Auto/Truck Parts & Equipment - Replacement (0.22%)
Xinyi Glass Holding Co Ltd                                             522,000                        466
                                                                                         -----------------

Beverages - Non-Alcoholic (0.31%)
Britvic PLC                                                             86,427                        672
                                                                                         -----------------

Beverages - Wine & Spirits (0.05%)
C&C Group PLC                                                            8,379                        113
                                                                                         -----------------

Brewery (0.14%)
Marston's PLC                                                           38,730                        309
                                                                                         -----------------

Broadcasting Services & Programming (0.05%)
Vislink PLC                                                             70,792                        114
                                                                                         -----------------

Building - Heavy Construction (0.80%)
Keangnam Enterprises Ltd                                                 8,070                        331
Lemminkainen Oyj                                                           936                         66
Maeda Road Construction Co Ltd                                          19,470                        173
Severfield-Rowen PLC                                                    10,120                        460
Trevi Finanziaria SpA                                                   21,923                        396
Veidekke ASA                                                            26,190                        278
                                                                                         -----------------
                                                                                                    1,704
                                                                                         -----------------
Building - Mobile Home & Manufactured Housing (0.03%)
Fleetwood Corp Ltd                                                       9,995                         74
                                                                                         -----------------

Building - Residential & Commercial (0.46%)
Barratt Developments PLC                                                30,543                        609
Kaufman & Broad SA                                                       4,818                        374
                                                                                         -----------------
                                                                                                      983
                                                                                         -----------------
Building & Construction - Miscellaneous (0.98%)
Cosco International Holdings Ltd                                       602,000                        433
Galliford Try PLC                                                      126,258                        402
JM AB                                                                   41,248                      1,261
                                                                                         -----------------
                                                                                                    2,096
                                                                                         -----------------
Building & Construction Products - Miscellaneous (2.44%)
Bauer AG                                                                 6,938                        563
Geberit AG                                                               9,850                      1,685
Kingspan Group PLC                                                      39,605                      1,113
Nichias Corp                                                            45,000                        479
Rockwool International A/S                                               1,804                        553
Sika AG                                                                    406                        831
                                                                                         -----------------
                                                                                                    5,224
                                                                                         -----------------
Building Products - Air & Heating (0.16%)
Belimo Holding AG                                                           60                         65
Nibe Industrier AB                                                      13,800                        277
                                                                                         -----------------
                                                                                                      342
                                                                                         -----------------
Building Products - Cement & Aggregate (1.36%)
Adelaide Brighton Ltd                                                   84,031                        262
Cementir SpA                                                            19,030                        271
Heracles General Cement Co                                               4,190                         99
Holcim Ltd                                                              20,998                      2,283
                                                                                         -----------------
                                                                                                    2,915
                                                                                         -----------------
Building Products - Wood (0.21%)
China Grand Forestry Resources Group Ltd (a)                         2,278,000                        440
                                                                                         -----------------


Cable TV (0.16%)
Cogeco Cable Inc                                                         8,000                        345
                                                                                         -----------------

Capacitors (0.40%)
Mitsumi Electric Co Ltd                                                 23,726                        852
                                                                                         -----------------

Cellular Telecommunications (0.13%)
Drillisch AG (a)                                                         8,904                        101
MTI Ltd                                                                     28                         56
Okinawa Cellular Telephone Co                                               46                        124
                                                                                         -----------------
                                                                                                      281
                                                                                         -----------------
Chemicals - Diversified (2.54%)
Arkema (a)                                                               8,766                        575
Imperial Chemical Industries PLC                                        97,911                      1,223
K+S AG                                                                   4,236                        652
Lanxess AG                                                              15,485                        867
Sakai Chemical Industry Co Ltd                                          43,000                        329
Wacker Chemie AG                                                         7,595                      1,799
                                                                                         -----------------
                                                                                                    5,445
                                                                                         -----------------
Chemicals - Fibers (0.18%)
Han Kuk Carbon Co Ltd (b)                                               23,600                        268
Kolon Industries Inc                                                     3,430                        110
                                                                                         -----------------
                                                                                                      378
                                                                                         -----------------
Chemicals - Other (0.35%)
Kingboard Chemical Holdings Ltd                                        163,500                        753
                                                                                         -----------------

Chemicals - Specialty (0.91%)
Gurit Holding AG                                                            59                         76
Rhodia SA (a)                                                           17,959                        817
Taiyo Ink Manufacturing Co Ltd                                           4,100                        128
Umicore                                                                  4,302                        939
                                                                                         -----------------
                                                                                                    1,960
                                                                                         -----------------
Coatings & Paint (0.31%)
Chugoku Marine Paints Ltd                                               56,000                        664
                                                                                         -----------------

Commercial Banks (4.75%)
Aichi Bank Ltd/The                                                         500                         55
Banca Popolare Italiana Scrl (a)                                        87,844                      1,358
Banco BPI SA                                                            70,318                        626
Banco Sabadell SA (b)                                                   72,050                        795
Banif SGPS SA                                                            7,825                         64
Bank of Iwate Ltd/The                                                    2,011                        117
Bank of Nagoya Ltd/The                                                  40,318                        264
Bankinter SA (b)                                                        17,576                      1,580
Canadian Western Bank                                                   16,600                        440
Daegu Bank                                                              37,370                        655
Daito Bank Ltd/The                                                      28,765                         40
Higashi-Nippon Bank Ltd/The                                             13,143                         54
Industrial and Commercial Bank of China                                209,000                        444
Julius Baer Holding AG                                                  10,652                        767
Kagoshima Bank Ltd/The                                                  16,314                        123
Keiyo Bank Ltd/The                                                      71,123                        415
Musashino Bank Ltd/The                                                   5,400                        263
Oita Bank Ltd/The                                                       17,154                        113
Ringkjoebing Landbobank A/S                                                378                         71
San-In Godo Bank Ltd/The                                                12,369                        118
Sydbank A/S                                                             26,000                      1,248
Tokushima Bank Ltd/The                                                  10,172                         69
Commercial Banks
Wing Hang Bank Ltd                                                      37,500                        415
Wing Lung Bank                                                           8,300                         84
                                                                                         -----------------
                                                                                                   10,178
                                                                                         -----------------
Commercial Services (0.87%)
Aggreko Plc                                                            147,244                      1,699
Daiseki Co Ltd                                                           3,666                         77
ITE Group PLC                                                           27,481                         93
                                                                                         -----------------
                                                                                                    1,869
                                                                                         -----------------
Computer Services (0.47%)
Alten (a)                                                                8,043                        317
Hitachi Information Systems Ltd                                          4,700                        105
Indra Sistemas SA (b)                                                   23,719                        594
                                                                                         -----------------
                                                                                                    1,016
                                                                                         -----------------
Computers (0.35%)
Wincor Nixdorf AG                                                        8,170                        752
                                                                                         -----------------

Computers - Integrated Systems (0.16%)
CSE Global Ltd                                                          88,500                         72
NS Solutions Corp                                                        9,200                        267
                                                                                         -----------------
                                                                                                      339
                                                                                         -----------------
Consulting Services (0.70%)
Groupe Steria SCA                                                        2,251                        150
Poyry Oyj                                                                6,595                        147
Savills PLC                                                            101,541                      1,207
                                                                                         -----------------
                                                                                                    1,504
                                                                                         -----------------
Consumer, Cyclical (0.07%)
Sanei-International Co Ltd                                               5,000                        159
                                                                                         -----------------

Containers - Metal & Glass (0.12%)
CCL Industries                                                           6,900                        252
                                                                                         -----------------

Cosmetics & Toiletries (0.57%)
Fancl Corp                                                              22,100                        325
LG Household & Health Care Ltd (b)                                       3,785                        549
Oriflame Cosmetics SA                                                    7,400                        349
                                                                                         -----------------
                                                                                                    1,223
                                                                                         -----------------
Diagnostic Equipment (0.19%)
Draegerwerk AG                                                           4,406                        413
                                                                                         -----------------

Direct Marketing (0.11%)
Moshi Moshi Hotline Inc                                                  5,344                        239
                                                                                         -----------------

Distribution & Wholesale (0.50%)
Diploma Plc                                                              3,877                         70
IMS-Intl Metal Service                                                   5,240                        251
Inabata & Co Ltd                                                        14,029                         96
MARR SpA                                                                25,534                        290
Matsuda Sangyo Co Ltd (b)                                                8,067                        180
Tat Hong Holdings Ltd                                                  130,000                        178
                                                                                         -----------------
                                                                                                    1,065
                                                                                         -----------------
Diversified Financial Services (0.85%)
Acta Holding ASA                                                       126,583                        666
Challenger Financial Services Group Ltd                                125,599                        621
Investec PLC                                                            41,228                        532
                                                                                         -----------------
                                                                                                    1,819
                                                                                         -----------------

Diversified Manufacturing Operations (1.02%)
Aalberts Industries NV                                                  23,296                        642
Charter PLC (a)                                                         64,150                      1,423
Senior PLC                                                              61,967                        122
                                                                                         -----------------
                                                                                                    2,187
                                                                                         -----------------
Diversified Minerals (1.19%)
Independence Group NL                                                   27,135                        160
Jubilee Mines NL                                                        35,186                        476
Mincor Resources NL                                                    181,175                        722
Nittetsu Mining Co Ltd                                                  40,736                        332
Paladin Resources Ltd (a)(b)                                           122,633                        859
                                                                                         -----------------
                                                                                                    2,549
                                                                                         -----------------
Diversified Operations (0.74%)
Altri SGPS SA                                                           34,585                        321
Eriks Group NV                                                           1,293                        112
Hunting Plc                                                             41,954                        617
Kendrion NV (a)                                                          1,335                         38
STX Corp                                                                 7,830                        462
Woongjin Holdings Co Ltd                                                 1,535                         30
                                                                                         -----------------
                                                                                                    1,580
                                                                                         -----------------
E-Commerce - Services (0.52%)
Dena Co Ltd                                                                198                        688
Rightmove PLC                                                           33,846                        427
                                                                                         -----------------
                                                                                                    1,115
                                                                                         -----------------
Electric - Distribution (0.16%)
DUET Group - Rights (a)                                                104,893                          4
DUET Group (c)                                                         104,893                        343
                                                                                         -----------------
                                                                                                      347
                                                                                         -----------------
Electric - Generation (0.16%)
Babcock & Brown Power (b)                                              118,654                        348
                                                                                         -----------------

Electric - Integrated (1.53%)
ASM SpA                                                                 91,573                        558
Fortis Inc                                                              15,900                        388
International Power PLC                                                175,331                      1,512
Union Fenosa SA (b)                                                     15,302                        821
                                                                                         -----------------
                                                                                                    3,279
                                                                                         -----------------
Electric - Transmission (0.39%)
Red Electrica de Espana                                                 17,636                        830
                                                                                         -----------------

Electric Products - Miscellaneous (0.02%)
Solar Holdings A/S                                                         373                         51
                                                                                         -----------------

Electronic Components - Miscellaneous (1.09%)
Chemring Group PLC                                                      15,992                        631
Chiyoda Integre Co Ltd                                                   6,100                        156
Eizo Nanao Corp                                                          9,000                        294
Miraial Co Ltd                                                             545                         76
Nihon Dempa Kogyo Co Ltd                                                 5,700                        324
Star Micronics Co Ltd                                                   28,300                        756
TT electronics PLC                                                      29,557                        109
                                                                                         -----------------
                                                                                                    2,346
                                                                                         -----------------
Electronic Components - Semiconductors (0.00%)
United Technology Holdings Co Ltd                                            1                          1
                                                                                         -----------------

Electronic Measurement Instruments (0.09%)
ESPEC Corp                                                               4,700                         68
Electronic Measurement Instruments
Micronics Japan Co Ltd                                                   3,300                        119
                                                                                         -----------------
                                                                                                      187
                                                                                         -----------------
Electronic Parts Distribution (0.19%)
Kuroda Electric Co Ltd                                                  23,800                        360
Marubun Corp                                                             3,700                         42
                                                                                         -----------------
                                                                                                      402
                                                                                         -----------------
Energy - Alternate Sources (0.17%)
Sechilienne SA                                                           3,247                        211
Theolia SA (a)                                                           4,381                        150
                                                                                         -----------------
                                                                                                      361
                                                                                         -----------------
Engineering - Research & Development Services (1.89%)
Bradken Ltd                                                             54,298                        493
Keller Group PLC                                                        28,264                        611
Kyowa Exeo Corp                                                         37,000                        430
Monadelphous Group Ltd                                                  14,990                        185
Shinko Plantech Co Ltd                                                  41,000                        573
WorleyParsons Ltd                                                       57,380                      1,654
WSP Group PLC                                                            6,978                        105
                                                                                         -----------------
                                                                                                    4,051
                                                                                         -----------------
Enterprise Software & Services (0.79%)
Axon Group Plc                                                          18,452                        293
Hitachi Software Engineering Co Ltd                                     18,434                        413
Software AG                                                              3,871                        377
Temenos Group AG (a)                                                    25,124                        605
                                                                                         -----------------
                                                                                                    1,688
                                                                                         -----------------
E-Services - Consulting (0.28%)
Ementor ASA (a)                                                         64,207                        599
                                                                                         -----------------

Feminine Health Care Products (0.28%)
Hengan International Group Co Ltd (b)                                  171,409                        609
                                                                                         -----------------

Filtration & Separation Products (0.78%)
Alfa Laval AB                                                           27,405                      1,663
                                                                                         -----------------

Finance - Investment Banker & Broker (1.45%)
Babcock & Brown Ltd                                                     63,544                      1,728
Bolsas y Mercados Espanoles                                             12,073                        710
Canaccord Capital Inc                                                   22,800                        446
HQ AB                                                                    2,624                         85
Takagi Securities Co Ltd                                                34,541                        141
                                                                                         -----------------
                                                                                                    3,110
                                                                                         -----------------
Finance - Other Services (0.73%)
Deutsche Boerse AG (b)                                                  13,998                      1,572
                                                                                         -----------------

Fisheries (0.27%)
Nippon Suisan Kaisha Ltd                                                82,900                        531
Pescanova SA                                                             1,120                         58
                                                                                         -----------------
                                                                                                      589
                                                                                         -----------------
Food - Catering (0.73%)
Sodexho Alliance SA                                                     21,873                      1,573
                                                                                         -----------------

Food - Confectionery (0.47%)
Barry Callebaut AG (a)                                                     624                        473
Lindt & Spruengli AG                                                        18                        535
                                                                                         -----------------
                                                                                                    1,008
                                                                                         -----------------

Food - Dairy Products (0.20%)
Robert Wiseman Dairies Plc                                              14,028                        142
Vivartia SA                                                             11,859                        281
                                                                                         -----------------
                                                                                                      423
                                                                                         -----------------
Food - Meat Products (0.20%)
HKScan Oyj                                                               8,661                        228
Marudai Food Co Ltd                                                     50,000                        191
                                                                                         -----------------
                                                                                                      419
                                                                                         -----------------
Food - Miscellaneous/Diversified (0.68%)
Kerry Group PLC                                                         20,600                        577
Kikkoman Corp                                                           31,091                        462
Viscofan SA                                                             17,783                        414
                                                                                         -----------------
                                                                                                    1,453
                                                                                         -----------------
Food - Retail (0.38%)
Metro Inc                                                               16,300                        571
North West Co Fund                                                      14,195                        252
                                                                                         -----------------
                                                                                                      823
                                                                                         -----------------
Food - Wholesale & Distribution (1.00%)
Heng Tai Consumables Group Ltd                                         460,000                         99
Kesko OYJ                                                                7,613                        508
Olam International Ltd                                                 221,000                        445
Premier Foods PLC                                                      110,273                        641
Sligro Food Group NV                                                    10,608                        441
                                                                                         -----------------
                                                                                                    2,134
                                                                                         -----------------
Footwear & Related Apparel (0.12%)
Geox SpA                                                                13,887                        257
                                                                                         -----------------

Gambling (Non-Hotel) (0.27%)
Paddy Power PLC                                                         18,196                        568
                                                                                         -----------------

Gas - Distribution (0.09%)
Samchully Co Ltd                                                         1,066                        197
                                                                                         -----------------

Gold Mining (0.47%)
Inmet Mining Corp                                                        9,097                        704
Red Back Mining Inc (a)                                                 61,286                        305
                                                                                         -----------------
                                                                                                    1,009
                                                                                         -----------------
Hazardous Waste Disposal (0.17%)
Transpacific Industries Group Ltd (b)                                   31,675                        359
                                                                                         -----------------

Home Decoration Products (0.19%)
Hunter Douglas NV                                                        4,330                        410
                                                                                         -----------------

Home Furnishings (0.30%)
Galiform PLC                                                           234,517                        642
                                                                                         -----------------

Hotels & Motels (0.32%)
Mandarin Oriental International Ltd                                     45,000                        100
Millennium & Copthorne Hotels PLC                                       44,567                        575
                                                                                         -----------------
                                                                                                      675
                                                                                         -----------------
Human Resources (0.58%)
Michael Page International Plc                                          90,214                        952
Robert Walters Plc                                                      37,402                        290
                                                                                         -----------------
                                                                                                    1,242
                                                                                         -----------------
Industrial Audio & Video Products (0.14%)
EVS Broadcast Equipment SA                                               3,134                        259

Industrial Audio & Video Products
Intelligent Digital Integrated Security                                  2,010                         32
                                                                                         -----------------
                                                                                                      291
                                                                                         -----------------
Industrial Automation & Robots (0.05%)
SFA Engineering Corp                                                     1,857                         96
                                                                                         -----------------

Industrial Gases (0.30%)
Air Water Inc                                                           62,000                        651
                                                                                         -----------------

Internet Content - Information & News (0.23%)
Iress Market Technology Ltd                                             39,435                        309
Seek Ltd                                                                28,611                        179
                                                                                         -----------------
                                                                                                      488
                                                                                         -----------------
Investment Companies (0.66%)
ABG Sundal Collier ASA                                                  66,499                        174
Arques Industries AG                                                    27,739                      1,198
Hastings Diversified Utilities Fund                                     17,734                         52
                                                                                         -----------------
                                                                                                    1,424
                                                                                         -----------------
Investment Management & Advisory Services (2.89%)
Aberdeen Asset Management PLC                                          236,558                        931
AGF Management Ltd                                                      33,586                      1,145
Ashmore Group PLC                                                       15,323                         83
Azimut Holding SpA                                                      38,641                        664
Henderson Group PLC                                                    281,559                        889
Kenedix Inc                                                                416                        777
MFS Ltd (b)                                                            163,359                        803
MPC Muenchmeyer Petersen Capital AG                                      2,452                        251
Partners Group                                                           1,159                        156
Risa Partners Inc                                                          182                        497
                                                                                         -----------------
                                                                                                    6,196
                                                                                         -----------------
Leisure & Recreation Products (0.06%)
Beneteau SA                                                                985                        134
                                                                                         -----------------

Life & Health Insurance (0.54%)
Swiss Life Holding (a)                                                   4,357                      1,156
                                                                                         -----------------

Lighting Products & Systems (0.12%)
Zumtobel AG (a)                                                          6,617                        247
                                                                                         -----------------

Machinery - Construction & Mining (0.50%)
Aichi Corp                                                              31,291                        429
Danieli & Co SpA (b)                                                    11,619                        343
Palfinger AG                                                             5,556                        307
                                                                                         -----------------
                                                                                                    1,079
                                                                                         -----------------
Machinery - Electrical (0.80%)
Konecranes Oyj                                                          40,732                      1,715
                                                                                         -----------------

Machinery - General Industry (1.99%)
Biesse SpA                                                               9,385                        311
Burckhardt Compression Holding AG                                          589                        143
Frigoglass SA                                                            6,266                        195
Haulotte Group                                                          21,137                        884
MAN AG                                                                  15,412                      2,209
Miyachi Corp                                                             8,200                        145
Sintokogio Ltd                                                          25,259                        371
                                                                                         -----------------
                                                                                                    4,258
                                                                                         -----------------

Machinery - Material Handling (0.38%)
Fuji Machine Manufacturing Co Ltd                                       10,600                        248
Tsubakimoto Chain Co                                                    77,000                        556
                                                                                         -----------------
                                                                                                      804
                                                                                         -----------------
Machinery Tools & Related Products (1.05%)
B&B Tools AB                                                             5,903                        210
Gildemeister AG                                                         23,243                        454
Mori Seiki Co Ltd                                                       51,100                      1,590
                                                                                         -----------------
                                                                                                    2,254
                                                                                         -----------------
Medical - Biomedical/Gene (0.08%)
Oxford Biomedica Plc (a)                                               209,861                        181
                                                                                         -----------------

Medical - Drugs (0.97%)
Actelion Ltd (a)                                                        23,620                      1,057
Kaken Pharmaceutical Co Ltd                                             33,000                        240
Kyorin Co Ltd                                                           23,000                        325
Nippon Shinyaku Co Ltd                                                  17,000                        157
Oriola-KD OYJ                                                           19,677                         91
Stallergenes                                                             2,382                        206
                                                                                         -----------------
                                                                                                    2,076
                                                                                         -----------------
Medical - Generic Drugs (0.07%)
Towa Pharmaceutical Co Ltd                                               3,479                        143
                                                                                         -----------------

Medical - Nursing Homes (0.74%)
Orpea (a)                                                                3,868                        408
Southern Cross Healthcare Ltd                                          102,989                      1,169
                                                                                         -----------------
                                                                                                    1,577
                                                                                         -----------------
Medical - Wholesale Drug Distribution (0.46%)
Meda AB                                                                 35,422                        560
OPG Groep NV                                                            11,356                        415
                                                                                         -----------------
                                                                                                      975
                                                                                         -----------------
Medical Products (0.56%)
Bespak Plc                                                               4,003                         53
Phonak Holding AG                                                       12,677                      1,142
                                                                                         -----------------
                                                                                                    1,195
                                                                                         -----------------
Metal - Aluminum (0.27%)
Aluminium of Greece S.A.I.C.                                            13,912                        267
Nippon Light Metal Co Ltd                                              122,000                        319
                                                                                         -----------------
                                                                                                      586
                                                                                         -----------------
Metal - Diversified (1.13%)
Anvil Mining Ltd (a)                                                     9,950                        159
FNX Mining Co Inc (a)                                                   34,658                      1,055
Kagara Zinc Ltd                                                         24,163                        131
KME Group SpA (a)                                                      137,350                        127
Pacific Metals Co Ltd                                                   56,000                        939
                                                                                         -----------------
                                                                                                    2,411
                                                                                         -----------------
Metal Processors & Fabrication (0.46%)
Ahresty Corp                                                             5,300                        128
CFF Recycling                                                            2,146                        159
Taewoong Co Ltd                                                          4,605                        323
TK Corp (b)                                                             10,991                        381
                                                                                         -----------------
                                                                                                      991
                                                                                         -----------------
Metal Products - Distribution (0.25%)
Daiichi Jitsugyo Co Ltd                                                 13,954                         72
Metka SA                                                                12,229                        241
Sato Shoji Corp                                                          6,257                         58

Metal Products - Distribution
Yamazen Corp                                                            22,153                        164
                                                                                         -----------------
                                                                                                      535
                                                                                         -----------------
Metal Products - Fasteners (0.09%)
Oiles Corp                                                               6,734                        151
Unisteel Technology Ltd                                                 35,000                         51
                                                                                         -----------------
                                                                                                      202
                                                                                         -----------------
Mining Services (0.06%)
Major Drilling Group International (a)                                   3,300                        138
                                                                                         -----------------

Miscellaneous Manufacturers (0.61%)
EganaGoldpfeil Holdings Ltd                                            216,000                        189
Nippon Pillar Packing Co Ltd                                            20,566                        227
Peace Mark Holdings Ltd                                                300,000                        410
RHI AG (a)                                                               8,719                        477
                                                                                         -----------------
                                                                                                    1,303
                                                                                         -----------------
Mortgage Banks (0.18%)
Home Capital Group Inc                                                  11,300                        391
                                                                                         -----------------

MRI - Medical Diagnostic Imaging (0.33%)
Sonic Healthcare Ltd                                                    55,727                        712
                                                                                         -----------------

Multi-Line Insurance (1.09%)
Alm Brand A/S (a)                                                        1,744                        110
CNP Assurances (b)                                                       8,026                      1,032
Mapfre SA (b)                                                          240,343                      1,197
                                                                                         -----------------
                                                                                                    2,339
                                                                                         -----------------
Multimedia (0.64%)
Corus Entertainment - B Shares (a)                                       9,759                        456
Informa PLC                                                             82,607                        925
                                                                                         -----------------
                                                                                                    1,381
                                                                                         -----------------
Non-Ferrous Metals (0.98%)
Energy Metals Corp (a)                                                   9,967                        146
Korea Zinc Co Ltd                                                        3,720                        632
Minara Resources Ltd                                                    63,446                        392
Sumitomo Titanium Corp (b)                                               3,984                        373
Uranium One Inc (a)                                                     43,900                        559
                                                                                         -----------------
                                                                                                    2,102
                                                                                         -----------------
Office Automation & Equipment (0.42%)
Neopost SA (b)                                                           6,155                        904
                                                                                         -----------------

Oil - Field Services (0.61%)
Fugro NV                                                                 8,806                        561
Petrofac Ltd                                                            82,953                        748
                                                                                         -----------------
                                                                                                    1,309
                                                                                         -----------------
Oil Company - Exploration & Production (1.41%)
AED Oil Ltd (a)(b)                                                      54,064                        346
ARC Energy Ltd (a)                                                     107,233                        140
Avenir Diversified Income Trust                                         12,446                         99
Bonterra Energy Income Trust                                             5,064                        135
Crescent Point Energy Trust                                             13,656                        252
Niko Resources Ltd                                                       3,796                        346
Oilexco Inc (a)                                                        108,473                      1,316
Progress Energy Trust                                                   31,439                        381
                                                                                         -----------------
                                                                                                    3,015
                                                                                         -----------------

Oil Refining & Marketing (0.48%)
Fuchs Petrolub AG                                                        6,140                        569
Parkland Income Fund                                                    16,617                        251
Singapore Petroleum Co Ltd                                              57,000                        214
                                                                                         -----------------
                                                                                                    1,034
                                                                                         -----------------
Optical Supplies (0.56%)
Cie Generale d'Optique Essilor International SA                         10,094                      1,207
                                                                                         -----------------

Paper & Related Products (0.12%)
Portucel-Empresa Produtora de Pasta e Papel SA                          62,979                        256
                                                                                         -----------------

Petrochemicals (0.21%)
LG Petrochemical Co Ltd                                                 11,360                        443
                                                                                         -----------------

Photo Equipment & Supplies (0.21%)
Tamron Co Ltd                                                           14,300                        439
                                                                                         -----------------

Pipelines (0.08%)
Pembina Pipeline Income Fund                                            10,812                        162
                                                                                         -----------------

Printing - Commercial (0.85%)
De La Rue PLC                                                           85,146                      1,332
Zenrin Co Ltd (b)                                                       18,300                        480
                                                                                         -----------------
                                                                                                    1,812
                                                                                         -----------------
Property & Casualty Insurance (0.95%)
Admiral Group PLC                                                       34,489                        616
Beazley Group PLC                                                      103,634                        306
Chaucer Holdings PLC                                                   136,657                        264
Hiscox Ltd                                                             134,126                        768
Novae Group PLC (a)                                                    108,376                         83
                                                                                         -----------------
                                                                                                    2,037
                                                                                         -----------------
Public Thoroughfares (0.19%)
Road King Infrastructure                                               214,000                        415
                                                                                         -----------------

Publishing - Periodicals (0.45%)
Euromoney Institutional Investor PLC                                     7,610                        100
United Business Media PLC                                               48,176                        769
Woongjin Thinkbig Co Ltd (a)                                             4,335                        103
                                                                                         -----------------
                                                                                                      972
                                                                                         -----------------
Real Estate Magagement & Services (1.87%)
Aedes SpA                                                               13,078                         98
Ardepro Co Ltd (b)                                                       1,546                        483
Atrium Co Ltd                                                            7,978                        216
Immobiliare Grande Distribuzione                                        36,207                        149
IVG Immobilien AG (b)                                                   20,681                        816
Nexity                                                                  14,578                      1,224
Pierre & Vacances                                                        1,386                        212
Sponda OYJ                                                               3,291                         48
Sumitomo Real Estate Sales Co Ltd                                        7,591                        596
Tosei Corp                                                                 182                        168
                                                                                         -----------------
                                                                                                    4,010
                                                                                         -----------------
Real Estate Operator & Developer (2.57%)
Allgreen Properties Ltd                                                288,000                        393
FKP Property Group                                                      25,978                        161
Ho Bee Investment Ltd                                                  271,000                        416
Icade                                                                    6,159                        478
Intershop Holdings                                                         432                        110

Real Estate Operator & Developer
Joint Corp                                                              21,868                        687
Minerva PLC                                                            126,271                        896
Neo-China Group Holdings Ltd                                           560,000                         95
Shoei Co Ltd                                                             9,570                        201
Singapore Land Ltd                                                      16,000                        119
UOL Group Ltd                                                          273,000                      1,035
Wheelock Properties (S) Ltd                                            137,000                        310
Wing Tai Holdings Ltd                                                  233,567                        607
                                                                                         -----------------
                                                                                                    5,508
                                                                                         -----------------
Recycling (0.36%)
Asahi Pretec Corp                                                       27,704                        774
                                                                                         -----------------

Regional Banks-Non US (0.10%)
Banque Cantonale Vaudoise                                                  394                        203
                                                                                         -----------------

Reinsurance (0.40%)
Hannover Rueckversicherung AG                                           17,420                        846
                                                                                         -----------------

REITS - Apartments (0.31%)
Boardwalk Real Estate Investment Trust (a)                              14,400                        658
                                                                                         -----------------

REITS - Diversified (1.09%)
Canadian Real Estate Investment Trust                                   13,367                        366
CapitaCommercial Trust                                                 217,000                        415
CDL Hospitality Trusts                                                  73,104                        117
Eurocommercial Properties NV (a)                                        10,601                        550
Mapletree Logistics Trust                                              224,000                        208
Suntec Real Estate Investment Trust                                    204,000                        259
Unibail-Rodamco (b)                                                      1,675                        431
                                                                                         -----------------
                                                                                                    2,346
                                                                                         -----------------
REITS - Office Property (0.55%)
Ascott Residence Trust                                                 242,648                        320
Great Portland Estates PLC                                              64,409                        857
                                                                                         -----------------
                                                                                                    1,177
                                                                                         -----------------
Rental - Auto & Equipment (0.71%)
Cramo OYJ                                                               15,142                        736
General de Alquiler de Maquinaria (a)                                    1,130                         39
Ramirent Oyj                                                            27,500                        750
                                                                                         -----------------
                                                                                                    1,525
                                                                                         -----------------
Retail - Apparel & Shoe (0.39%)
Next PLC                                                                20,718                        836
                                                                                         -----------------

Retail - Bookstore (0.29%)
WH Smith PLC                                                            76,846                        616
                                                                                         -----------------

Retail - Building Products (0.11%)
Kohnan Shoji Co Ltd                                                     17,600                        228
                                                                                         -----------------

Retail - Catalog Shopping (0.00%)
N Brown Group PLC                                                            -                          -
                                                                                         -----------------

Retail - Consumer Electronics (0.83%)
GOME Electrical Appliances Holdings Ltd                                396,000                        607
JB Hi-Fi Ltd                                                            63,767                        585
Joshin Denki Co Ltd                                                     43,114                        290

Retail - Consumer Electronics
K's Holdings Corp                                                       10,392                        290
                                                                                         -----------------
                                                                                                    1,772
                                                                                         -----------------
Retail - Jewelry (0.79%)
Swatch Group AG                                                          5,959                      1,703
                                                                                         -----------------

Retail - Major Department Store (0.29%)
David Jones Ltd                                                        132,088                        624
                                                                                         -----------------

Retail - Miscellaneous/Diversified (0.40%)
Arcs Co Ltd                                                             13,161                        209
Izumi Co Ltd (b)                                                        28,156                        461
Macintosh Retail Group NV                                                4,353                        194
                                                                                         -----------------
                                                                                                      864
                                                                                         -----------------
Retail - Office Supplies (0.03%)
Bechtle AG                                                               1,745                         64
                                                                                         -----------------

Retail - Propane Distribution (0.27%)
Superior Plus Income Fund                                               38,681                        570
                                                                                         -----------------

Retail - Pubs (1.14%)
Mitchells & Butlers PLC                                                 37,600                        664
Punch Taverns PLC                                                       72,374                      1,788
                                                                                         -----------------
                                                                                                    2,452
                                                                                         -----------------
Retail - Toy Store (0.21%)
JUMBO SA                                                                12,927                        449
                                                                                         -----------------

Retail - Video Rental (0.17%)
Geo Corp (b)                                                               212                        360
                                                                                         -----------------

Rubber - Tires (1.33%)
Compagnie Generale des Etablissements Michelin (b)                      14,045                      1,974
Nokian Renkaat OYJ                                                      24,661                        869
                                                                                         -----------------
                                                                                                    2,843
                                                                                         -----------------
Rubber & Plastic Products (0.09%)
Semperit AG Holding                                                      1,557                         67
Tokai Rubber Industries Inc                                              7,931                        133
                                                                                         -----------------
                                                                                                      200
                                                                                         -----------------
Schools (0.32%)
MegaStudy Co Ltd                                                         3,515                        685
                                                                                         -----------------

Seismic Data Collection (0.51%)
Cie Generale de Geophysique-Veritas (a)                                  4,321                      1,087
                                                                                         -----------------

Semiconductor Equipment (0.12%)
Jusung Engineering Co Ltd (a)                                           13,150                        259
                                                                                         -----------------

Steel - Producers (1.33%)
OneSteel Ltd (b)                                                       115,820                        631
Osaka Steel Co Ltd                                                       8,220                        156
Salzgitter AG                                                            9,562                      1,839
Sidenor Steel Products Manufacturing Co                                 10,558                        225
                                                                                         -----------------
                                                                                                    2,851
                                                                                         -----------------
Steel - Specialty (0.25%)
Mitsubishi Steel Manufacturing Co Ltd (b)                              115,347                        535
                                                                                         -----------------


Telecommunication Equipment (0.88%)
Amper SA                                                                 3,689                         52
Tandberg ASA                                                            65,300                      1,470
Vtech Holdings Ltd                                                      43,000                        363
                                                                                         -----------------
                                                                                                    1,885
                                                                                         -----------------
Telecommunication Services (0.32%)
Telenet Group Holding NV (a)                                            20,005                        696
                                                                                         -----------------

Telephone - Integrated (0.46%)
Elisa OYJ                                                               36,355                        995
                                                                                         -----------------

Textile - Products (0.03%)
Gamma Holding NV                                                           634                         57
                                                                                         -----------------

Therapeutics (0.59%)
Grifols SA (a)                                                          58,374                      1,273
                                                                                         -----------------

Tools - Hand Held (0.34%)
Hitachi Koki Co Ltd                                                     42,153                        722
                                                                                         -----------------

Transport - Marine (1.78%)
D/S Norden                                                               2,000                        130
Golden Ocean Group Ltd                                                 200,000                        653
Jinhui Shipping & Transportation Ltd (a)                                50,352                        469
Korea Line Corp                                                          2,130                        262
Labroy Marine Ltd                                                      442,919                        761
Pacific Basin Shipping Ltd                                             396,000                        446
Shinwa Kaiun Kaisha Ltd                                                 53,371                        413
Smit Internationale NV                                                   4,232                        333
STX Pan Ocean Co Ltd                                                   258,000                        344
                                                                                         -----------------
                                                                                                    3,811
                                                                                         -----------------
Transport - Services (1.31%)
Firstgroup Plc                                                         113,127                      1,518
Kintetsu World Express Inc                                              17,800                        604
Stagecoach Group PLC                                                   185,091                        679
                                                                                         -----------------
                                                                                                    2,801
                                                                                         -----------------
Transport - Truck (0.04%)
SBS Holdings Inc                                                            31                         80
                                                                                         -----------------

Travel Services (0.09%)
HIS Co Ltd                                                               6,700                        184
                                                                                         -----------------

Water (0.37%)
Pennon Group PLC                                                        63,769                        789
                                                                                         -----------------

Web Portals (0.49%)
So-net Entertainment Corp                                                   69                        203
United Internet AG                                                      40,627                        845
                                                                                         -----------------
                                                                                                    1,048
                                                                                         -----------------
Wire & Cable Products (1.37%)
Draka Holding                                                            8,581                        436
Nexans SA                                                               10,361                      1,736
Taihan Electric Wire Co Ltd                                             20,990                        761
                                                                                         -----------------
                                                                                                    2,933
                                                                                         -----------------

Wireless Equipment (0.16%)
Japan Radio Co Ltd                                                      90,000                        345
                                                                                         -----------------
TOTAL COMMON STOCKS                                                                   $           208,743
                                                                                         -----------------
PREFERRED STOCKS (1.32%)
Dialysis Centers (0.75%)
Fresenius AG                                                            21,266                      1,621
                                                                                         -----------------

Television (0.57%)
ProSiebenSat.1 Media AG                                                 30,843                      1,214
                                                                                         -----------------
TOTAL PREFERRED STOCKS                                                                $             2,835
                                                                                         -----------------
                                                                  Principal
                                                               Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (1.11%)
Commercial Paper (1.11%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                         2,380                      2,380
                                                                                         -----------------
TOTAL SHORT TERM INVESTMENTS                                                          $             2,380
                                                                                         -----------------
MONEY MARKET FUNDS (7.33%)
Money Center Banks (7.33%)
BNY Institutional Cash Reserve Fund (d)                                 15,707                     15,707
                                                                                         -----------------
TOTAL MONEY MARKET FUNDS                                                              $            15,707
                                                                                         -----------------
Total Investments                                                                     $           229,665
Liabilities in Excess of Other Assets, Net - (7.17)%                                             (15,362)
                                                                                         -----------------
TOTAL NET ASSETS - 100.00%                                                            $           214,303
                                                                                         =================
                                                                                         -----------------

                                                                                         =================

(a)        Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $343 or 0.16% of net assets.

(d) Security was purchased with the cash proceeds from securities loans

..
Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                      $            48,675
Unrealized Depreciation                                                  (3,926)
                                                                -----------------
Net Unrealized Appreciation (Depreciation)                                44,749
Cost for federal income tax purposes                                     184,916
All dollar amounts are shown in thousands (000's)


Portfolio Summary (unaudited)
--------------------------------------------- ---------- -----------------
Country                                                           Percent
--------------------------------------------- ---------- -----------------
United Kingdom                                                     16.90%
Japan                                                              15.31%
Germany                                                             9.41%
United States                                                       8.44%
France                                                              8.32%
Australia                                                           6.91%
Switzerland                                                         6.33%
Canada                                                              5.78%
Spain                                                               3.90%
Korea, Republic Of                                                  3.35%
Hong Kong                                                           3.29%
Finland                                                             2.87%
Singapore                                                           2.76%
Italy                                                               2.50%
Netherlands                                                         1.96%
Sweden                                                              1.89%
Norway                                                              1.49%
Denmark                                                             1.15%
Ireland                                                             1.11%
Belgium                                                             0.88%
Greece                                                              0.82%
Portugal                                                            0.59%
Austria                                                             0.51%
Bermuda                                                             0.31%
Mauritius                                                           0.23%
Luxembourg                                                          0.16%
Liabilities in Excess of Other Assets, Net                       (-7.17%)
                                                         -----------------
TOTAL NET ASSETS                                                  100.00%
                                                         =================






Schedule of Investments

June 30, 2007 (unaudited)
LargeCap Blend Account

                                                               Shares Held              Value (000's)
COMMON STOCKS (98.67%)
Advertising Agencies (0.21%)
Omnicom Group Inc                                                     10,600        $               561
                                                                                       -----------------

Advertising Sales (0.20%)
Lamar Advertising Co                                                   8,800                        552
                                                                                       -----------------

Aerospace & Defense (1.75%)
Boeing Co                                                             19,900                      1,914
General Dynamics Corp                                                 20,600                      1,611
Raytheon Co                                                           14,400                        776
Rockwell Collins Inc                                                   6,700                        473
                                                                                       -----------------
                                                                                                  4,774
                                                                                       -----------------
Aerospace & Defense Equipment (0.67%)
United Technologies Corp                                              25,800                      1,830
                                                                                       -----------------

Agricultural Chemicals (0.24%)
Monsanto Co                                                            9,700                        655
                                                                                       -----------------

Agricultural Operations (0.09%)
Archer-Daniels-Midland Co                                              7,800                        258
                                                                                       -----------------

Airlines (0.29%)
Southwest Airlines Co                                                 52,800                        787
                                                                                       -----------------

Apparel Manufacturers (0.19%)
Coach Inc (a)                                                         11,200                        531
                                                                                       -----------------

Applications Software (2.57%)
Intuit Inc (a)                                                         8,200                        247
Microsoft Corp                                                       196,300                      5,785
Red Hat Inc (a)(b)                                                    43,900                        978
                                                                                       -----------------
                                                                                                  7,010
                                                                                       -----------------
Athletic Footwear (0.09%)
Nike Inc                                                               4,400                        257
                                                                                       -----------------

Audio & Video Products (0.12%)
Harman International Industries Inc                                    2,900                        339
                                                                                       -----------------

Auto - Car & Light Trucks (0.23%)
Ford Motor Co (b)                                                     67,700                        638
                                                                                       -----------------

Auto/Truck Parts & Equipment - Original (0.13%)
Johnson Controls Inc                                                   3,000                        347
                                                                                       -----------------

Beverages - Non-Alcoholic (1.67%)
Coca-Cola Co/The                                                      37,100                      1,941
Coca-Cola Enterprises Inc                                              5,900                        141
PepsiCo Inc                                                           38,100                      2,471
                                                                                       -----------------
                                                                                                  4,553
                                                                                       -----------------

Brewery (0.41%)
Anheuser-Busch Cos Inc                                                21,400                      1,116
                                                                                       -----------------

Broadcasting Services & Programming (0.13%)
Liberty Media Holding Corp - Capital (a)                               3,085                        363
                                                                                       -----------------

Building - Residential & Commercial (0.26%)
DR Horton Inc                                                         14,400                        287
Lennar Corp (b)                                                       11,700                        428
                                                                                       -----------------
                                                                                                    715
                                                                                       -----------------
Building Products - Wood (0.14%)
Masco Corp                                                            13,400                        382
                                                                                       -----------------

Cable TV (1.13%)
Cablevision Systems Corp (a)                                           8,300                        300
Comcast Corp (a)(b)                                                   50,200                      1,412
EchoStar Communications Corp (a)                                       8,300                        360
Rogers Communications Inc                                             23,800                      1,011
                                                                                       -----------------
                                                                                                  3,083
                                                                                       -----------------
Casino Hotels (0.23%)
MGM Mirage (a)(b)                                                      7,500                        619
                                                                                       -----------------

Casino Services (0.24%)
International Game Technology                                         16,200                        643
                                                                                       -----------------

Cellular Telecommunications (0.34%)
MetroPCS Communications Inc (a)(b)                                    28,500                        942
                                                                                       -----------------

Chemicals - Diversified (0.49%)
Dow Chemical Co/The                                                   13,500                        597
EI Du Pont de Nemours & Co                                            14,500                        737
                                                                                       -----------------
                                                                                                  1,334
                                                                                       -----------------
Chemicals - Specialty (0.16%)
Ecolab Inc                                                             7,900                        337
Sigma-Aldrich Corp                                                     2,200                         94
                                                                                       -----------------
                                                                                                    431
                                                                                       -----------------
Coal (0.47%)
Consol Energy Inc (b)                                                 17,200                        793
Peabody Energy Corp (b)                                               10,200                        494
                                                                                       -----------------
                                                                                                  1,287
                                                                                       -----------------
Coatings & Paint (0.06%)
Sherwin-Williams Co/The                                                2,300                        153
                                                                                       -----------------

Commercial Banks (0.62%)
First Horizon National Corp (b)                                       19,600                        764
Marshall & Ilsley Corp                                                 5,000                        238
Synovus Financial Corp (b)                                            22,500                        691
                                                                                       -----------------
                                                                                                  1,693
                                                                                       -----------------
Commercial Services - Finance (0.44%)
H&R Block Inc (b)                                                     24,300                        568
Moody's Corp (b)                                                       5,000                        311
Western Union Co/The                                                  15,400                        321
                                                                                       -----------------
                                                                                                  1,200
                                                                                       -----------------
Computer Aided Design (0.22%)
Autodesk Inc (a)                                                      12,900                        607
                                                                                       -----------------


Computer Services (0.48%)
Affiliated Computer Services Inc (a)                                   2,300                        130
Computer Sciences Corp (a)                                             8,400                        497
Electronic Data Systems Corp                                          24,300                        674
                                                                                       -----------------
                                                                                                  1,301
                                                                                       -----------------
Computers (3.32%)
Apple Inc (a)                                                         11,300                      1,379
Dell Inc (a)                                                          88,900                      2,538
Hewlett-Packard Co                                                    60,400                      2,695
International Business Machines Corp                                  13,600                      1,431
Sun Microsystems Inc (a)                                             196,300                      1,033
                                                                                       -----------------
                                                                                                  9,076
                                                                                       -----------------
Computers - Memory Devices (0.63%)
EMC Corp/Massachusetts (a)                                            53,600                        970
Network Appliance Inc (a)                                             15,500                        453
Seagate Technology (b)                                                14,100                        307
                                                                                       -----------------
                                                                                                  1,730
                                                                                       -----------------
Consulting Services (0.32%)
Accenture Ltd                                                         20,500                        879
                                                                                       -----------------

Consumer Products - Miscellaneous (0.49%)
Clorox Co                                                              8,700                        540
Fortune Brands Inc (b)                                                 3,900                        321
Kimberly-Clark Corp                                                    7,300                        489
                                                                                       -----------------
                                                                                                  1,350
                                                                                       -----------------
Cosmetics & Toiletries (2.13%)
Avon Products Inc                                                     19,600                        720
Colgate-Palmolive Co                                                   9,000                        584
Procter & Gamble Co                                                   73,792                      4,515
                                                                                       -----------------
                                                                                                  5,819
                                                                                       -----------------
Cruise Lines (0.10%)
Carnival Corp                                                          5,500                        268
                                                                                       -----------------

Data Processing & Management (0.63%)
Automatic Data Processing Inc                                         18,600                        902
First Data Corp                                                       15,500                        506
NAVTEQ Corp (a)(b)                                                     7,400                        313
                                                                                       -----------------
                                                                                                  1,721
                                                                                       -----------------
Disposable Medical Products (0.14%)
CR Bard Inc                                                            4,700                        388
                                                                                       -----------------

Distribution & Wholesale (0.06%)
Fastenal Co (b)                                                        4,200                        176
                                                                                       -----------------

Diversified Manufacturing Operations (5.88%)
3M Co                                                                 19,600                      1,701
Danaher Corp                                                          28,400                      2,144
Dover Corp                                                             5,200                        266
General Electric Co                                                  174,100                      6,664
Honeywell International Inc                                            6,600                        371
Illinois Tool Works Inc                                               22,600                      1,225
Ingersoll-Rand Co Ltd                                                 18,800                      1,031
Tyco International Ltd                                                78,000                      2,636
                                                                                       -----------------
                                                                                                 16,038
                                                                                       -----------------

E-Commerce - Products (0.50%)
Amazon.Com Inc (a)(b)                                                 19,800                      1,355
                                                                                       -----------------

E-Commerce - Services (0.27%)
eBay Inc (a)                                                          23,100                        743
                                                                                       -----------------

Electric - Generation (0.35%)
AES Corp/The (a)                                                      43,400                        950
                                                                                       -----------------

Electric - Integrated (2.38%)
Ameren Corp                                                            5,000                        245
Constellation Energy Group Inc                                         6,000                        523
Duke Energy Corp                                                      21,800                        399
Edison International                                                  11,700                        657
Entergy Corp                                                           9,000                        966
Exelon Corp                                                           22,000                      1,597
PPL Corp                                                              17,800                        833
Public Service Enterprise Group Inc                                    9,700                        851
TECO Energy Inc                                                       24,900                        428
                                                                                       -----------------
                                                                                                  6,499
                                                                                       -----------------
Electronic Components - Semiconductors (1.49%)
Advanced Micro Devices Inc (a)(b)                                     44,700                        639
Broadcom Corp (a)                                                     37,100                      1,085
Intel Corp                                                            83,600                      1,986
Xilinx Inc (b)                                                        13,100                        351
                                                                                       -----------------
                                                                                                  4,061
                                                                                       -----------------
Engineering - Research & Development Services (0.27%)
Fluor Corp (b)                                                         2,100                        234
Foster Wheeler Ltd (a)                                                 1,400                        150
McDermott International, Inc. (a)                                      4,300                        357
                                                                                       -----------------
                                                                                                    741
                                                                                       -----------------
Enterprise Software & Services (0.31%)
Oracle Corp (a)                                                       42,500                        838
                                                                                       -----------------

Entertainment Software (0.09%)
Electronic Arts Inc (a)                                                5,500                        260
                                                                                       -----------------

Fiduciary Banks (0.58%)
Northern Trust Corp                                                    7,100                        456
State Street Corp                                                     16,500                      1,129
                                                                                       -----------------
                                                                                                  1,585
                                                                                       -----------------
Finance - Consumer Loans (0.10%)
SLM Corp                                                               4,800                        276
                                                                                       -----------------

Finance - Credit Card (0.46%)
American Express Co                                                   20,600                      1,260
                                                                                       -----------------

Finance - Investment Banker & Broker (5.68%)
Bear Stearns Cos Inc/The                                               4,200                        588
Charles Schwab Corp/The                                               17,900                        367
Citigroup Inc                                                        123,060                      6,312
Goldman Sachs Group Inc/The                                            8,100                      1,756
Interactive Brokers Group Inc (a)(b)                                   8,200                        223
JPMorgan Chase & Co                                                   47,088                      2,281
Lehman Brothers Holdings Inc                                           8,700                        648
Merrill Lynch & Co Inc                                                14,400                      1,204

Finance - Investment Banker & Broker
Morgan Stanley                                                        25,300                      2,122
                                                                                       -----------------
                                                                                                 15,501
                                                                                       -----------------
Finance - Mortgage Loan/Banker (0.59%)
Countrywide Financial Corp (b)                                        33,300                      1,210
Freddie Mac                                                            6,400                        389
                                                                                       -----------------
                                                                                                  1,599
                                                                                       -----------------
Finance - Other Services (0.47%)
Chicago Mercantile Exchange Holdings Inc (b)                           1,800                        962
IntercontinentalExchange Inc (a)(b)                                    2,200                        325
                                                                                       -----------------
                                                                                                  1,287
                                                                                       -----------------
Financial Guarantee Insurance (0.14%)
AMBAC Financial Group Inc                                              4,300                        375
                                                                                       -----------------

Food - Miscellaneous/Diversified (0.75%)
General Mills Inc                                                     13,500                        789
Kraft Foods Inc                                                       35,893                      1,265
                                                                                       -----------------
                                                                                                  2,054
                                                                                       -----------------
Food - Retail (0.09%)
Kroger Co/The                                                          7,700                        217
Whole Foods Market Inc (b)                                             1,100                         42
                                                                                       -----------------
                                                                                                    259
                                                                                       -----------------
Food - Wholesale & Distribution (0.21%)
SYSCO Corp                                                            17,100                        564
                                                                                       -----------------

Forestry (0.14%)
Weyerhaeuser Co                                                        5,000                        395
                                                                                       -----------------

Gold Mining (0.17%)
Barrick Gold Corp                                                     15,800                        459
                                                                                       -----------------

Hotels & Motels (0.42%)
Hilton Hotels Corp                                                     4,000                        134
Marriott International Inc/DE                                         21,200                        917
Starwood Hotels & Resorts Worldwide Inc                                1,600                        107
                                                                                       -----------------
                                                                                                  1,158
                                                                                       -----------------
Human Resources (0.34%)
Monster Worldwide Inc (a)                                             18,000                        740
Robert Half International Inc                                          5,400                        197
                                                                                       -----------------
                                                                                                    937
                                                                                       -----------------
Independent Power Producer (0.52%)
Dynegy Inc (a)                                                        69,000                        651
NRG Energy Inc (a)(b)                                                  6,300                        262
Reliant Energy Inc (a)(b)                                             19,000                        512
                                                                                       -----------------
                                                                                                  1,425
                                                                                       -----------------
Industrial Gases (0.39%)
Air Products & Chemicals Inc                                           7,800                        627
Praxair Inc                                                            6,200                        446
                                                                                       -----------------
                                                                                                  1,073
                                                                                       -----------------
Instruments - Scientific (0.22%)
Thermo Fisher Scientific Inc (a)                                      11,800                        610
                                                                                       -----------------

Insurance Brokers (0.50%)
AON Corp                                                              21,100                        899
Marsh & McLennan Cos Inc                                               7,700                        238

Insurance Brokers
Willis Group Holdings Ltd                                              5,100                        225
                                                                                       -----------------
                                                                                                  1,362
                                                                                       -----------------
Internet Security (0.19%)
McAfee Inc (a)                                                        14,500                        510
                                                                                       -----------------

Investment Management & Advisory Services (0.66%)
Affiliated Managers Group Inc (a)(b)                                   2,700                        348
Ameriprise Financial Inc                                               8,720                        554
Franklin Resources Inc                                                 3,300                        437
Legg Mason Inc                                                         4,700                        463
                                                                                       -----------------
                                                                                                  1,802
                                                                                       -----------------
Leisure & Recreation Products (0.05%)
Brunswick Corp/DE (b)                                                  3,800                        124
                                                                                       -----------------

Life & Health Insurance (0.49%)
Prudential Financial Inc                                              13,800                      1,342
                                                                                       -----------------

Machinery - Construction & Mining (0.59%)
Caterpillar Inc                                                       18,500                      1,449
Joy Global Inc (b)                                                     2,900                        169
                                                                                       -----------------
                                                                                                  1,618
                                                                                       -----------------
Machinery - Farm (0.09%)
Deere & Co                                                             2,000                        242
                                                                                       -----------------

Medical - Biomedical/Gene (0.85%)
Amgen Inc (a)                                                         23,200                      1,283
Celgene Corp (a)(b)                                                   11,800                        676
Genentech Inc (a)                                                      2,800                        212
Genzyme Corp (a)                                                       2,300                        148
                                                                                       -----------------
                                                                                                  2,319
                                                                                       -----------------
Medical - Drugs (4.44%)
Abbott Laboratories                                                   21,300                      1,141
Allergan Inc                                                          11,400                        657
Bristol-Myers Squibb Co                                               44,500                      1,405
Cephalon Inc (a)(b)                                                    2,300                        185
Eli Lilly & Co                                                        22,800                      1,274
Merck & Co Inc                                                        48,500                      2,415
Pfizer Inc                                                            77,800                      1,989
Schering-Plough Corp                                                  39,500                      1,202
Sepracor Inc (a)(b)                                                    1,200                         49
Wyeth                                                                 31,400                      1,801
                                                                                       -----------------
                                                                                                 12,118
                                                                                       -----------------
Medical - Generic Drugs (0.18%)
Barr Pharmaceuticals Inc (a)(b)                                        9,700                        487
                                                                                       -----------------

Medical - HMO (1.39%)
Aetna Inc                                                             19,800                        978
Humana Inc (a)                                                         5,600                        341
UnitedHealth Group Inc                                                19,200                        982
WellPoint Inc (a)                                                     18,800                      1,501
                                                                                       -----------------
                                                                                                  3,802
                                                                                       -----------------
Medical - Nursing Homes (0.11%)
Manor Care Inc (b)                                                     4,500                        294
                                                                                       -----------------


Medical - Wholesale Drug Distribution (0.38%)
Cardinal Health Inc                                                   14,600                      1,031
                                                                                       -----------------

Medical Instruments (1.02%)
Boston Scientific Corp (a)                                            22,500                        345
Medtronic Inc                                                         32,100                      1,665
St Jude Medical Inc (a)                                               18,700                        776
                                                                                       -----------------
                                                                                                  2,786
                                                                                       -----------------
Medical Laboratory & Testing Service (0.23%)
Laboratory Corp of America Holdings (a)(b)                             8,000                        626
                                                                                       -----------------

Medical Products (1.81%)
Baxter International Inc                                               5,200                        293
Becton Dickinson & Co                                                  6,700                        499
Covidien Ltd (a)                                                       4,800                        207
Johnson & Johnson                                                     62,900                      3,876
Zimmer Holdings Inc (a)                                                  700                         59
                                                                                       -----------------
                                                                                                  4,934
                                                                                       -----------------
Metal - Aluminum (0.14%)
Alcoa Inc                                                              9,600                        389
                                                                                       -----------------

Metal - Diversified (0.58%)
Freeport-McMoRan Copper & Gold Inc                                     9,553                        791
Rio Tinto PLC ADR                                                      2,600                        796
                                                                                       -----------------
                                                                                                  1,587
                                                                                       -----------------
Metal Processors & Fabrication (0.09%)
Precision Castparts Corp                                               2,100                        255
                                                                                       -----------------

Motorcycle/Motor Scooter (0.15%)
Harley-Davidson Inc                                                    7,000                        417
                                                                                       -----------------

Multi-Line Insurance (3.28%)
American International Group Inc                                      64,600                      4,524
Assurant Inc                                                           1,800                        106
Genworth Financial Inc                                                27,300                        939
Hartford Financial Services Group Inc                                  8,300                        818
Loews Corp                                                             8,800                        449
MetLife Inc                                                           30,400                      1,960
XL Capital Ltd (b)                                                     1,900                        160
                                                                                       -----------------
                                                                                                  8,956
                                                                                       -----------------
Multimedia (1.39%)
EW Scripps Co                                                          9,000                        411
McGraw-Hill Cos Inc/The                                                6,300                        429
Meredith Corp                                                          2,000                        123
News Corp                                                             32,400                        687
Time Warner Inc                                                       32,500                        684
Viacom Inc (a)                                                         5,050                        210
Walt Disney Co/The                                                    36,800                      1,257
                                                                                       -----------------
                                                                                                  3,801
                                                                                       -----------------
Networking Products (1.38%)
Cisco Systems Inc (a)                                                 86,000                      2,395
Juniper Networks Inc (a)(b)                                           54,100                      1,362
                                                                                       -----------------
                                                                                                  3,757
                                                                                       -----------------
Non-Hazardous Waste Disposal (0.34%)
Allied Waste Industries Inc (a)(b)                                    39,900                        537

Non-Hazardous Waste Disposal
Republic Services Inc                                                 12,450                        382
                                                                                       -----------------
                                                                                                    919
                                                                                       -----------------
Office Supplies & Forms (0.14%)
Avery Dennison Corp                                                    5,900                        392
                                                                                       -----------------

Oil - Field Services (1.79%)
Baker Hughes Inc                                                      14,800                      1,245
BJ Services Co (b)                                                    15,300                        435
Schlumberger Ltd (b)                                                  37,700                      3,203
                                                                                       -----------------
                                                                                                  4,883
                                                                                       -----------------
Oil & Gas Drilling (0.51%)
Nabors Industries Ltd (a)(b)                                           5,900                        197
Transocean Inc (a)                                                    11,400                      1,208
                                                                                       -----------------
                                                                                                  1,405
                                                                                       -----------------
Oil Company - Exploration & Production (1.18%)
Anadarko Petroleum Corp                                                5,800                        302
Devon Energy Corp                                                      4,200                        329
EOG Resources Inc                                                      6,600                        482
Murphy Oil Corp                                                       15,300                        909
Occidental Petroleum Corp                                             11,600                        671
XTO Energy Inc                                                         8,800                        529
                                                                                       -----------------
                                                                                                  3,222
                                                                                       -----------------
Oil Company - Integrated (5.47%)
Chevron Corp                                                          43,700                      3,681
ConocoPhillips                                                        23,800                      1,868
Exxon Mobil Corp                                                      98,700                      8,279
Total SA ADR (b)                                                      13,700                      1,110
                                                                                       -----------------
                                                                                                 14,938
                                                                                       -----------------
Oil Field Machinery & Equipment (0.57%)
FMC Technologies Inc (a)(b)                                            7,600                        602
Grant Prideco Inc (a)                                                 17,500                        942
                                                                                       -----------------
                                                                                                  1,544
                                                                                       -----------------
Oil Refining & Marketing (0.81%)
Sunoco Inc                                                            18,500                      1,474
Valero Energy Corp                                                     9,900                        731
                                                                                       -----------------
                                                                                                  2,205
                                                                                       -----------------
Optical Supplies (0.16%)
Alcon Inc                                                              3,200                        432
                                                                                       -----------------

Paper & Related Products (0.37%)
Bowater Inc (b)                                                        7,500                        187
International Paper Co                                                20,900                        816
                                                                                       -----------------
                                                                                                  1,003
                                                                                       -----------------
Pharmacy Services (0.21%)
Express Scripts Inc (a)                                                3,800                        190
Medco Health Solutions Inc (a)                                         4,800                        374
                                                                                       -----------------
                                                                                                    564
                                                                                       -----------------
Photo Equipment & Supplies (0.11%)
Eastman Kodak Co (b)                                                  11,300                        315
                                                                                       -----------------

Pipelines (0.72%)
Spectra Energy Corp                                                   23,200                        602
Williams Cos Inc                                                      42,900                      1,357
                                                                                       -----------------
                                                                                                  1,959
                                                                                       -----------------

Property & Casualty Insurance (0.37%)
Progressive Corp/The                                                  21,900                        524
Travelers Cos Inc/The                                                  8,915                        477
                                                                                       -----------------
                                                                                                  1,001
                                                                                       -----------------
Publishing - Newspapers (0.04%)
Tribune Co (b)                                                         3,299                         97
                                                                                       -----------------

Radio (0.00%)
Citadel Broadcasting Corp                                                  1                          -
                                                                                       -----------------

Regional Banks (4.28%)
Bank of America Corp                                                  59,586                      2,913
Capital One Financial Corp (b)                                        10,900                        855
PNC Financial Services Group Inc                                       6,900                        494
SunTrust Banks Inc (b)                                                21,600                      1,852
US Bancorp                                                            46,900                      1,545
Wachovia Corp                                                         22,100                      1,133
Wells Fargo & Co                                                      82,100                      2,888
                                                                                       -----------------
                                                                                                 11,680
                                                                                       -----------------
Reinsurance (0.08%)
Axis Capital Holdings Ltd                                              5,200                        211
                                                                                       -----------------

REITS - Apartments (0.34%)
Equity Residential                                                    20,100                        917
                                                                                       -----------------

REITS - Office Property (0.21%)
Boston Properties Inc                                                  5,700                        582
                                                                                       -----------------

REITS - Regional Malls (0.34%)
Simon Property Group Inc                                               9,900                        921
                                                                                       -----------------

REITS - Warehouse & Industrial (0.16%)
Prologis                                                               7,500                        427
                                                                                       -----------------

Retail - Apparel & Shoe (0.21%)
Ross Stores Inc                                                       18,300                        564
                                                                                       -----------------

Retail - Bedding (0.52%)
Bed Bath & Beyond Inc (a)                                             39,300                      1,414
                                                                                       -----------------

Retail - Building Products (1.08%)
Home Depot Inc                                                        47,500                      1,869
Lowe's Cos Inc                                                        34,900                      1,071
                                                                                       -----------------
                                                                                                  2,940
                                                                                       -----------------
Retail - Consumer Electronics (0.10%)
Best Buy Co Inc                                                        5,950                        278
                                                                                       -----------------

Retail - Discount (1.93%)
Costco Wholesale Corp                                                  9,600                        562
Target Corp                                                           22,000                      1,399
TJX Cos Inc                                                           26,100                        718
Wal-Mart Stores Inc                                                   53,700                      2,583
                                                                                       -----------------
                                                                                                  5,262
                                                                                       -----------------
Retail - Drug Store (0.85%)
CVS Caremark Corp                                                     49,578                      1,807

Retail - Drug Store
Walgreen Co                                                           11,700                        510
                                                                                       -----------------
                                                                                                  2,317
                                                                                       -----------------
Retail - Office Supplies (0.12%)
Office Depot Inc (a)                                                  10,800                        327
                                                                                       -----------------

Retail - Regional Department Store (0.85%)
Kohl's Corp (a)                                                       32,700                      2,323
                                                                                       -----------------

Retail - Restaurants (0.11%)
Starbucks Corp (a)(b)                                                 11,300                        297
                                                                                       -----------------

Savings & Loans - Thrifts (0.26%)
Sovereign Bancorp Inc (b)                                              9,600                        203
Washington Mutual Inc (b)                                             11,900                        507
                                                                                       -----------------
                                                                                                    710
                                                                                       -----------------
Semiconductor Component - Integrated Circuits (0.76%)
Analog Devices Inc                                                    17,500                        659
Marvell Technology Group Ltd (a)(b)                                   77,400                      1,409
                                                                                       -----------------
                                                                                                  2,068
                                                                                       -----------------
Semiconductor Equipment (0.51%)
Applied Materials Inc                                                 54,900                      1,091
ASML Holding NV (a)                                                   10,800                        296
                                                                                       -----------------
                                                                                                  1,387
                                                                                       -----------------
Steel - Producers (0.09%)
Nucor Corp                                                             4,100                        241
                                                                                       -----------------

Steel - Specialty (0.13%)
Allegheny Technologies Inc                                             3,300                        346
                                                                                       -----------------

Telecommunication Equipment (0.11%)
Alcatel-Lucent ADR (b)                                                22,092                        309
                                                                                       -----------------

Telecommunication Equipment - Fiber Optics (0.39%)
Corning Inc                                                           41,300                      1,055
                                                                                       -----------------

Telephone - Integrated (2.22%)
AT&T Inc                                                             146,177                      6,066
                                                                                       -----------------

Therapeutics (0.37%)
Gilead Sciences Inc (a)                                               26,000                      1,008
                                                                                       -----------------

Tobacco (0.86%)
Altria Group Inc                                                      33,400                      2,343
                                                                                       -----------------

Toys (0.06%)
Mattel Inc                                                             6,800                        172
                                                                                       -----------------

Transport - Rail (0.62%)
Canadian National Railway Co                                          11,400                        580
Norfolk Southern Corp                                                 18,700                        983
Union Pacific Corp                                                     1,100                        127
                                                                                       -----------------
                                                                                                  1,690
                                                                                       -----------------
Transport - Services (0.54%)
CH Robinson Worldwide Inc                                              3,600                        189
Expeditors International Washington Inc (b)                           16,300                        673

Transport - Services
United Parcel Service Inc                                              8,400                        613
                                                                                       -----------------
                                                                                                  1,475
                                                                                       -----------------
Web Portals (1.23%)
Google Inc (a)                                                         5,500                      2,878
Yahoo! Inc (a)(b)                                                     17,500                        475
                                                                                       -----------------
                                                                                                  3,353
                                                                                       -----------------
Wireless Equipment (1.66%)
American Tower Corp (a)                                               31,760                      1,334
Crown Castle International Corp (a)(b)                                29,100                      1,055
Motorola Inc                                                          61,900                      1,096
Qualcomm Inc                                                          24,200                      1,050
                                                                                       -----------------
                                                                                                  4,535
                                                                                       -----------------
TOTAL COMMON STOCKS                                                                 $           269,326
                                                                                       -----------------




                                                                               Principal
                                                                            Amount (000's)             Value (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.05%) U.S. Treasury Bill
(0.05%)
4.85%, 7/ 5/2007 (a)(c)                                                                 150                        150
                                                                                                      -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                              $               150
                                                                                                      -----------------
MONEY MARKET FUNDS (11.29%)
Money Center Banks (11.29%)
BNY Institutional Cash Reserve Fund (d)                                              30,806                     30,806
                                                                                                      -----------------
TOTAL MONEY MARKET FUNDS                                                                           $            30,806
                                                                                                      -----------------
Total Investments                                                                                  $           300,282
Liabilities in Excess of Other Assets, Net - (10.01)%                                                         (27,333)
                                                                                                      -----------------
TOTAL NET ASSETS - 100.00%                                                                         $           272,949
                                                                                                      =================
                                                                                                      -----------------

                                                                                                      =================

(a)        Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $150 or 0.05% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $            22,297
Unrealized Depreciation                                          (5,532)
                                                        -----------------
Net Unrealized Appreciation (Depreciation)                        16,765
Cost for federal income tax purposes                             283,517
All dollar amounts are shown in thousands (000's)



                                                   Futures Contracts
                                                                                                  Current              Unrealized
                                                        Number of      Original                    Market            Appreciation/
Type                                                    Contracts        Value                     Value             (Depreciation)
---------------------------------------------------- ------------------------------------ ------------------------- ----------------
S&P 500 eMini; September 2007                              17           $1,309                    $1,288              (21)
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
--------------------------------------------- ------------------------------------------------------------ -------- ----------------
Sector                                                                                                                       Percent
--------------------------------------------- ------------------------------------------------------------ -------- ----------------
Financial                                                                                                                     30.88%
Consumer, Non-cyclical                                                                                                        19.24%
Energy                                                                                                                        11.52%
Communications                                                                                                                11.39%
Industrial                                                                                                                    11.32%
Technology                                                                                                                    11.01%
Consumer, Cyclical                                                                                                             8.39%
Utilities                                                                                                                      3.25%
Basic Materials                                                                                                                2.96%
Government                                                                                                                     0.05%
Liabilities in Excess of Other Assets, Net                                                                                 (-10.01%)
                                                                                                                    ----------------
TOTAL NET ASSETS                                                                                                             100.00%
                                                                                                                    ================

Other Assets Summary (unaudited)
--------------------------------------------- ------------------------------------------------------------ -------- ----------------
Asset Type                                                                                                                   Percent
--------------------------------------------- ------------------------------------------------------------ -------- ----------------
Futures                                                                                                                        0.47%









Schedule of Investments

June 30, 2007 (unaudited)
LargeCap Stock Index Account

                                                           Shares Held               Value (000's)
COMMON STOCKS (99.35%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)                                 7,016        $                80
Omnicom Group Inc                                                   4,950                        262
                                                                                    -----------------
                                                                                                 342
                                                                                    -----------------
Aerospace & Defense (1.50%)
Boeing Co                                                          11,781                      1,133
General Dynamics Corp                                               6,057                        473
Lockheed Martin Corp                                                5,310                        500
Northrop Grumman Corp                                               5,164                        402
Raytheon Co                                                         6,641                        358
Rockwell Collins Inc                                                2,504                        177
                                                                                    -----------------
                                                                                               3,043
                                                                                    -----------------
Aerospace & Defense Equipment (0.58%)
Goodrich Corp                                                       1,873                        112
United Technologies Corp                                           14,879                      1,055
                                                                                    -----------------
                                                                                               1,167
                                                                                    -----------------
Agricultural Chemicals (0.27%)
Monsanto Co                                                         8,132                        549
                                                                                    -----------------

Agricultural Operations (0.16%)
Archer-Daniels-Midland Co                                           9,766                        323
                                                                                    -----------------

Airlines (0.09%)
Southwest Airlines Co                                              11,683                        174
                                                                                    -----------------

Apparel Manufacturers (0.29%)
Coach Inc (b)                                                       5,553                        263
Jones Apparel Group Inc                                             1,629                         46
Liz Claiborne Inc (a)                                               1,564                         59
Polo Ralph Lauren Corp                                                917                         90
VF Corp                                                             1,333                        122
                                                                                    -----------------
                                                                                                 580
                                                                                    -----------------
Appliances (0.06%)
Whirlpool Corp                                                      1,181                        131
                                                                                    -----------------

Applications Software (1.98%)
Citrix Systems Inc (b)                                              2,702                         91
Compuware Corp (b)                                                  4,506                         54
Intuit Inc (b)                                                      5,126                        154
Microsoft Corp                                                    125,964                      3,712
                                                                                    -----------------
                                                                                               4,011
                                                                                    -----------------
Athletic Footwear (0.16%)
Nike Inc                                                            5,673                        331
                                                                                    -----------------

Audio & Video Products (0.06%)
Harman International Industries Inc                                   975                        114
                                                                                    -----------------

Auto - Car & Light Trucks (0.29%)
Ford Motor Co (a)                                                  28,131                        265

Auto - Car & Light Trucks
General Motors Corp (a)                                             8,465                        320
                                                                                    -----------------
                                                                                                 585
                                                                                    -----------------
Auto - Medium & Heavy Duty Trucks (0.16%)
Paccar Inc                                                          3,715                        323
                                                                                    -----------------

Auto/Truck Parts & Equipment - Original (0.17%)
Johnson Controls Inc                                                2,952                        342
                                                                                    -----------------

Beverages - Non-Alcoholic (1.64%)
Coca-Cola Co/The                                                   30,068                      1,573
Coca-Cola Enterprises Inc                                           4,174                        100
Pepsi Bottling Group Inc                                            1,968                         66
PepsiCo Inc                                                        24,372                      1,581
                                                                                    -----------------
                                                                                               3,320
                                                                                    -----------------
Beverages - Wine & Spirits (0.08%)
Brown-Forman Corp                                                   1,179                         86
Constellation Brands Inc (a)(b)                                     2,891                         70
                                                                                    -----------------
                                                                                                 156
                                                                                    -----------------
Brewery (0.33%)
Anheuser-Busch Cos Inc                                             11,368                        593
Molson Coors Brewing Co                                               708                         65
                                                                                    -----------------
                                                                                                 658
                                                                                    -----------------
Broadcasting Services & Programming (0.14%)
Clear Channel Communications Inc                                    7,427                        281
                                                                                    -----------------

Building - Residential & Commercial (0.17%)
Centex Corp                                                         1,787                         72
DR Horton Inc                                                       4,089                         82
KB Home (a)                                                         1,149                         45
Lennar Corp (a)                                                     2,083                         76
Pulte Homes Inc                                                     3,179                         71
                                                                                    -----------------
                                                                                                 346
                                                                                    -----------------
Building Products - Air & Heating (0.08%)
American Standard Cos Inc                                           2,631                        155
                                                                                    -----------------

Building Products - Wood (0.08%)
Masco Corp                                                          5,651                        161
                                                                                    -----------------

Cable TV (0.78%)
Comcast Corp (a)(b)                                                46,563                      1,309
DIRECTV Group Inc/The (b)                                          11,536                        267
                                                                                    -----------------
                                                                                               1,576
                                                                                    -----------------
Casino Hotels (0.12%)
Harrah's Entertainment Inc                                          2,793                        238
                                                                                    -----------------

Casino Services (0.10%)
International Game Technology                                       4,974                        197
                                                                                    -----------------

Cellular Telecommunications (0.17%)
Alltel Corp                                                         5,169                        349
                                                                                    -----------------

Chemicals - Diversified (0.81%)
Dow Chemical Co/The                                                14,263                        631
EI Du Pont de Nemours & Co                                         13,820                        703
PPG Industries Inc                                                  2,456                        187

Chemicals - Diversified
Rohm & Haas Co                                                      2,130                        116
                                                                                    -----------------
                                                                                               1,637
                                                                                    -----------------
Chemicals - Specialty (0.21%)
Ashland Inc                                                           836                         53
Eastman Chemical Co                                                 1,259                         81
Ecolab Inc                                                          2,622                        112
Hercules Inc                                                        1,744                         34
International Flavors & Fragrances Inc                              1,162                         61
Sigma-Aldrich Corp                                                  1,965                         84
                                                                                    -----------------
                                                                                                 425
                                                                                    -----------------
Coal (0.16%)
Consol Energy Inc (a)                                               2,725                        125
Peabody Energy Corp (a)                                             3,965                        192
                                                                                    -----------------
                                                                                                 317
                                                                                    -----------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                             1,638                        109
                                                                                    -----------------

Commercial Banks (0.78%)
BB&T Corp                                                           8,118                        330
Commerce Bancorp Inc/NJ                                             2,863                        106
Compass Bancshares Inc                                              1,971                        136
First Horizon National Corp (a)                                     1,881                         73
M&T Bank Corp                                                       1,134                        121
Marshall & Ilsley Corp                                              3,877                        185
Regions Financial Corp                                             10,544                        349
Synovus Financial Corp (a)                                          4,892                        150
Zions Bancorporation                                                1,646                        127
                                                                                    -----------------
                                                                                               1,577
                                                                                    -----------------
Commercial Services (0.02%)
Convergys Corp (b)                                                  2,048                         50
                                                                                    -----------------

Commercial Services - Finance (0.33%)
Equifax Inc                                                         2,177                         96
H&R Block Inc (a)                                                   4,832                        113
Moody's Corp (a)                                                    3,441                        214
Western Union Co/The                                               11,561                        241
                                                                                    -----------------
                                                                                                 664
                                                                                    -----------------
Computer Aided Design (0.08%)
Autodesk Inc (a)(b)                                                 3,459                        163
                                                                                    -----------------

Computer Services (0.32%)
Affiliated Computer Services Inc (b)                                1,484                         84
Cognizant Technology Solutions Corp (b)                             2,151                        162
Computer Sciences Corp (b)                                          2,592                        153
Electronic Data Systems Corp                                        7,614                        211
Unisys Corp (b)                                                     5,203                         48
                                                                                    -----------------
                                                                                                 658
                                                                                    -----------------
Computers (3.33%)
Apple Inc (b)                                                      12,942                      1,580
Dell Inc (b)                                                       33,988                        970
Hewlett-Packard Co                                                 39,184                      1,748
International Business Machines Corp                               20,439                      2,151
Sun Microsystems Inc (b)                                           53,419                        281
                                                                                    -----------------
                                                                                               6,730
                                                                                    -----------------

Computers - Integrated Systems (0.07%)
NCR Corp (b)                                                        2,692                        141
                                                                                    -----------------

Computers - Memory Devices (0.44%)
EMC Corp/Massachusetts (b)                                         31,398                        569
Network Appliance Inc (a)(b)                                        5,552                        162
SanDisk Corp (a)(b)                                                 3,415                        167
                                                                                    -----------------
                                                                                                 898
                                                                                    -----------------
Computers - Peripheral Equipment (0.03%)
Lexmark International Inc (b)                                       1,415                         70
                                                                                    -----------------

Consumer Products - Miscellaneous (0.39%)
Clorox Co                                                           2,271                        141
Fortune Brands Inc                                                  2,286                        188
Kimberly-Clark Corp                                                 6,825                        457
                                                                                    -----------------
                                                                                                 786
                                                                                    -----------------
Containers - Metal & Glass (0.04%)
Ball Corp                                                           1,528                         81
                                                                                    -----------------

Containers - Paper & Plastic (0.09%)
Bemis Co Inc                                                        1,565                         52
Pactiv Corp (b)                                                     1,951                         62
Sealed Air Corp (a)                                                 2,417                         75
                                                                                    -----------------
                                                                                                 189
                                                                                    -----------------
Cosmetics & Toiletries (1.83%)
Avon Products Inc                                                   6,566                        241
Colgate-Palmolive Co                                                7,653                        496
Estee Lauder Cos Inc/The (a)                                        1,765                         81
Procter & Gamble Co                                                47,115                      2,883
                                                                                    -----------------
                                                                                               3,701
                                                                                    -----------------
Cruise Lines (0.16%)
Carnival Corp (a)                                                   6,619                        323
                                                                                    -----------------

Data Processing & Management (0.62%)
Automatic Data Processing Inc                                       8,278                        401
Fidelity National Information Services                              2,448                        133
First Data Corp                                                    11,288                        369
Fiserv Inc (b)                                                      2,517                        143
Paychex Inc (a)                                                     5,086                        199
                                                                                    -----------------
                                                                                               1,245
                                                                                    -----------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                            2,082                         78
                                                                                    -----------------

Disposable Medical Products (0.06%)
CR Bard Inc                                                         1,545                        128
                                                                                    -----------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                                    2,549                        126
WW Grainger Inc (a)                                                 1,063                         99
                                                                                    -----------------
                                                                                                 225
                                                                                    -----------------
Diversified Manufacturing Operations (5.18%)
3M Co                                                              10,776                        935
Cooper Industries Ltd                                               2,739                        156
Danaher Corp                                                        3,562                        269
Dover Corp                                                          3,059                        156
Eaton Corp                                                          2,192                        204
General Electric Co (c)                                           153,934                      5,893
Diversified Manufacturing Operations
Honeywell International Inc                                        11,666                        657
Illinois Tool Works Inc                                             6,164                        334
Ingersoll-Rand Co Ltd                                               4,513                        247
ITT Corp                                                            2,719                        186
Leggett & Platt Inc (a)                                             2,650                         58
Parker Hannifin Corp                                                1,733                        170
Textron Inc                                                         1,877                        207
Tyco International Ltd                                             29,662                      1,002
                                                                                    -----------------
                                                                                              10,474
                                                                                    -----------------
Drug Delivery Systems (0.04%)
Hospira Inc (b)                                                     2,331                         91
                                                                                    -----------------

E-Commerce - Products (0.16%)
Amazon.Com Inc (a)(b)                                               4,653                        318
                                                                                    -----------------

E-Commerce - Services (0.33%)
eBay Inc (a)(b)                                                    16,937                        545
IAC/InterActiveCorp (a)(b)                                          3,269                        113
                                                                                    -----------------
                                                                                                 658
                                                                                    -----------------
Electric - Generation (0.11%)
AES Corp/The (b)                                                    9,989                        219
                                                                                    -----------------

Electric - Integrated (3.04%)
Allegheny Energy Inc (b)                                            2,479                        128
Ameren Corp                                                         3,086                        151
American Electric Power Co Inc                                      5,966                        269
Centerpoint Energy Inc (a)                                          4,800                         83
CMS Energy Corp (a)                                                 3,359                         58
Consolidated Edison Inc (a)                                         4,048                        183
Constellation Energy Group Inc                                      2,703                        236
Dominion Resources Inc/VA                                           5,242                        452
DTE Energy Co                                                       2,634                        127
Duke Energy Corp                                                   18,844                        345
Edison International                                                4,875                        274
Entergy Corp                                                        2,952                        317
Exelon Corp                                                        10,064                        731
FirstEnergy Corp                                                    4,561                        295
FPL Group Inc                                                       6,081                        345
Integrys Energy Group Inc                                           1,132                         57
PG&E Corp                                                           5,259                        238
Pinnacle West Capital Corp (a)                                      1,500                         60
PPL Corp                                                            5,762                        270
Progress Energy Inc                                                 3,803                        173
Public Service Enterprise Group Inc                                 3,782                        332
Southern Co (a)                                                    11,249                        386
TECO Energy Inc                                                     3,136                         54
TXU Corp                                                            6,870                        462
Xcel Energy Inc                                                     6,118                        125
                                                                                    -----------------
                                                                                               6,151
                                                                                    -----------------
Electric Products - Miscellaneous (0.31%)
Emerson Electric Co                                                11,899                        557
Molex Inc                                                           2,125                         64
                                                                                    -----------------
                                                                                                 621
                                                                                    -----------------
Electronic Components - Miscellaneous (0.07%)
Jabil Circuit Inc                                                   2,681                         59
Sanmina-SCI Corp (b)                                                7,928                         25

Electronic Components - Miscellaneous
Solectron Corp (a)(b)                                              13,526                         50
                                                                                    -----------------
                                                                                                 134
                                                                                    -----------------
Electronic Components - Semiconductors (2.11%)
Advanced Micro Devices Inc (a)(b)                                   8,236                        118
Altera Corp (a)                                                     5,313                        118
Broadcom Corp (b)                                                   6,961                        204
Intel Corp                                                         86,931                      2,065
LSI Corp (b)                                                       11,526                         86
MEMC Electronic Materials Inc (b)                                   3,357                        205
Micron Technology Inc (a)(b)                                       11,317                        142
National Semiconductor Corp                                         4,175                        118
Nvidia Corp (a)(b)                                                  5,430                        224
PMC - Sierra Inc (a)(b)                                             3,197                         25
QLogic Corp (b)                                                     2,380                         40
Texas Instruments Inc                                              21,452                        807
Xilinx Inc (a)                                                      4,457                        119
                                                                                    -----------------
                                                                                               4,271
                                                                                    -----------------
Electronic Forms (0.17%)
Adobe Systems Inc (a)(b)                                            8,798                        353
                                                                                    -----------------

Electronic Measurement Instruments (0.13%)
Agilent Technologies Inc (b)                                        5,924                        228
Tektronix Inc                                                       1,223                         41
                                                                                    -----------------
                                                                                                 269
                                                                                    -----------------
Electronics - Military (0.09%)
L-3 Communications Holdings Inc (a)                                 1,869                        182
                                                                                    -----------------

Engineering - Research & Development Services (0.07%)
Fluor Corp (a)                                                      1,319                        147
                                                                                    -----------------

Engines - Internal Combustion (0.08%)
Cummins Inc                                                         1,560                        158
                                                                                    -----------------

Enterprise Software & Services (0.72%)
BMC Software Inc (b)                                                3,052                         92
CA Inc (a)                                                          6,155                        159
Novell Inc (b)                                                      5,211                         41
Oracle Corp (b)                                                    59,228                      1,167
                                                                                    -----------------
                                                                                               1,459
                                                                                    -----------------
Entertainment Software (0.11%)
Electronic Arts Inc (b)                                             4,639                        220
                                                                                    -----------------

Fiduciary Banks (0.63%)
Bank of New York Co Inc/The                                        11,311                        469
Mellon Financial Corp (a)                                           6,229                        274
Northern Trust Corp                                                 2,823                        181
State Street Corp                                                   5,033                        344
                                                                                    -----------------
                                                                                               1,268
                                                                                    -----------------
Filtration & Separation Products (0.04%)
Pall Corp                                                           1,834                         84
                                                                                    -----------------

Finance - Commercial (0.08%)
CIT Group Inc                                                       2,870                        157
                                                                                    -----------------


Finance - Consumer Loans (0.18%)
SLM Corp                                                            6,156                        354
                                                                                    -----------------

Finance - Credit Card (0.54%)
American Express Co                                                17,784                      1,088
                                                                                    -----------------

Finance - Investment Banker & Broker (5.59%)
Bear Stearns Cos Inc/The                                            1,781                        249
Charles Schwab Corp/The                                            15,139                        311
Citigroup Inc                                                      74,010                      3,796
E*Trade Financial Corp (b)                                          6,387                        141
Goldman Sachs Group Inc/The                                         6,112                      1,325
JPMorgan Chase & Co                                                51,113                      2,476
Lehman Brothers Holdings Inc                                        7,969                        594
Merrill Lynch & Co Inc                                             13,029                      1,089
Morgan Stanley                                                     15,769                      1,323
                                                                                    -----------------
                                                                                              11,304
                                                                                    -----------------
Finance - Mortgage Loan/Banker (0.93%)
Countrywide Financial Corp (a)                                      8,878                        323
Fannie Mae                                                         14,559                        951
Freddie Mac                                                         9,898                        601
                                                                                    -----------------
                                                                                               1,875
                                                                                    -----------------
Finance - Other Services (0.14%)
Chicago Mercantile Exchange Holdings Inc (a)                          531                        284
                                                                                    -----------------

Financial Guarantee Insurance (0.16%)
AMBAC Financial Group Inc                                           1,525                        133
MBIA Inc                                                            1,957                        122
MGIC Investment Corp (a)                                            1,243                         70
                                                                                    -----------------
                                                                                                 325
                                                                                    -----------------
Food - Confectionery (0.15%)
Hershey Co/The (a)                                                  2,565                        130
WM Wrigley Jr Co                                                    3,226                        178
                                                                                    -----------------
                                                                                                 308
                                                                                    -----------------
Food - Dairy Products (0.03%)
Dean Foods Co                                                       1,945                         62
                                                                                    -----------------

Food - Meat Products (0.04%)
Tyson Foods Inc                                                     3,782                         87
                                                                                    -----------------

Food - Miscellaneous/Diversified (1.07%)
Campbell Soup Co                                                    3,246                        126
ConAgra Foods Inc                                                   7,453                        200
General Mills Inc                                                   5,182                        303
HJ Heinz Co                                                         4,860                        231
Kellogg Co                                                          3,748                        194
Kraft Foods Inc                                                    24,001                        846
McCormick & Co Inc/MD                                               1,948                         74
Sara Lee Corp                                                      10,991                        191
                                                                                    -----------------
                                                                                               2,165
                                                                                    -----------------
Food - Retail (0.30%)
Kroger Co/The                                                      10,593                        298
Safeway Inc                                                         6,607                        225
Whole Foods Market Inc (a)                                          2,115                         81
                                                                                    -----------------
                                                                                                 604
                                                                                    -----------------
Food - Wholesale & Distribution (0.22%)
SUPERVALU Inc                                                       3,109                        144
Food - Wholesale & Distribution
SYSCO Corp                                                          9,246                        305
                                                                                    -----------------
                                                                                                 449
                                                                                    -----------------
Forestry (0.13%)
Weyerhaeuser Co                                                     3,231                        255
                                                                                    -----------------

Gas - Distribution (0.23%)
KeySpan Corp                                                        2,630                        110
Nicor Inc                                                             674                         29
NiSource Inc                                                        4,101                         85
Sempra Energy                                                       3,947                        234
                                                                                    -----------------
                                                                                                 458
                                                                                    -----------------
Gold Mining (0.13%)
Newmont Mining Corp                                                 6,750                        264
                                                                                    -----------------

Health Care Cost Containment (0.13%)
McKesson Corp                                                       4,420                        264
                                                                                    -----------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                               4,173                        123
                                                                                    -----------------

Hotels & Motels (0.36%)
Hilton Hotels Corp                                                  5,832                        195
Marriott International Inc/DE                                       4,913                        212
Starwood Hotels & Resorts Worldwide Inc                             3,218                        216
Wyndham Worldwide Corp                                              2,728                         99
                                                                                    -----------------
                                                                                                 722
                                                                                    -----------------
Human Resources (0.08%)
Monster Worldwide Inc (b)                                           1,954                         80
Robert Half International Inc                                       2,487                         91
                                                                                    -----------------
                                                                                                 171
                                                                                    -----------------
Independent Power Producer (0.03%)
Dynegy Inc (b)                                                      6,019                         57
                                                                                    -----------------

Industrial Automation & Robots (0.08%)
Rockwell Automation Inc/DE                                          2,360                        164
                                                                                    -----------------

Industrial Gases (0.30%)
Air Products & Chemicals Inc                                        3,241                        261
Praxair Inc                                                         4,769                        343
                                                                                    -----------------
                                                                                                 604
                                                                                    -----------------
Instruments - Scientific (0.27%)
Applera Corp - Applied Biosystems Group                             2,746                         84
PerkinElmer Inc                                                     1,792                         47
Thermo Fisher Scientific Inc (b)                                    6,313                        326
Waters Corp (a)(b)                                                  1,510                         90
                                                                                    -----------------
                                                                                                 547
                                                                                    -----------------
Insurance Brokers (0.22%)
AON Corp                                                            4,393                        187
Marsh & McLennan Cos Inc                                            8,310                        257
                                                                                    -----------------
                                                                                                 444
                                                                                    -----------------
Internet Security (0.19%)
Symantec Corp (a)(b)                                               13,481                        272
VeriSign Inc (a)(b)                                                 3,668                        117
                                                                                    -----------------
                                                                                                 389
                                                                                    -----------------

Investment Management & Advisory Services (0.53%)
Ameriprise Financial Inc                                            3,520                        224
Federated Investors Inc                                             1,325                         51
Franklin Resources Inc                                              2,465                        326
Janus Capital Group Inc (a)                                         2,774                         77
Legg Mason Inc                                                      1,968                        194
T Rowe Price Group Inc                                              3,974                        206
                                                                                    -----------------
                                                                                               1,078
                                                                                    -----------------
Leisure & Recreation Products (0.02%)
Brunswick Corp/DE (a)                                               1,352                         44
                                                                                    -----------------

Life & Health Insurance (0.89%)
Aflac Inc                                                           7,319                        376
Cigna Corp                                                          4,306                        225
Lincoln National Corp                                               4,051                        287
Prudential Financial Inc                                            6,996                        680
Torchmark Corp                                                      1,429                         96
Unum Group                                                          5,129                        134
                                                                                    -----------------
                                                                                               1,798
                                                                                    -----------------
Linen Supply & Related Items (0.04%)
Cintas Corp                                                         2,018                         80
                                                                                    -----------------

Machinery - Construction & Mining (0.43%)
Caterpillar Inc                                                     9,582                        750
Terex Corp (b)                                                      1,543                        126
                                                                                    -----------------
                                                                                                 876
                                                                                    -----------------
Machinery - Farm (0.20%)
Deere & Co                                                          3,366                        406
                                                                                    -----------------

Medical - Biomedical/Gene (0.90%)
Amgen Inc (b)                                                      17,351                        959
Biogen Idec Inc (b)                                                 4,271                        229
Celgene Corp (b)                                                    5,684                        326
Genzyme Corp (b)                                                    3,933                        253
Millipore Corp (a)(b)                                                 808                         61
                                                                                    -----------------
                                                                                               1,828
                                                                                    -----------------
Medical - Drugs (4.78%)
Abbott Laboratories                                                23,047                      1,234
Allergan Inc (a)                                                    4,602                        265
Bristol-Myers Squibb Co                                            29,447                        929
Eli Lilly & Co                                                     14,762                        825
Forest Laboratories Inc (b)                                         4,756                        217
King Pharmaceuticals Inc (b)                                        3,646                         75
Merck & Co Inc                                                     32,427                      1,615
Pfizer Inc                                                        105,009                      2,685
Schering-Plough Corp                                               22,285                        679
Wyeth                                                              20,127                      1,154
                                                                                    -----------------
                                                                                               9,678
                                                                                    -----------------
Medical - Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (a)(b)                                     1,642                         82
Mylan Laboratories Inc                                              3,717                         68
Watson Pharmaceuticals Inc (b)                                      1,534                         50
                                                                                    -----------------
                                                                                                 200
                                                                                    -----------------
Medical - HMO (1.20%)
Aetna Inc                                                           7,727                        382
Coventry Health Care Inc (b)                                        2,339                        135
Humana Inc (b)                                                      2,514                        153

Medical - HMO
UnitedHealth Group Inc                                             20,050                      1,025
WellPoint Inc (b)                                                   9,182                        733
                                                                                    -----------------
                                                                                               2,428
                                                                                    -----------------
Medical - Hospitals (0.02%)
Tenet Healthcare Corp (a)(b)                                        7,077                         46
                                                                                    -----------------

Medical - Nursing Homes (0.04%)
Manor Care Inc (a)                                                  1,095                         72
                                                                                    -----------------

Medical - Wholesale Drug Distribution (0.27%)
AmerisourceBergen Corp                                              2,859                        141
Cardinal Health Inc                                                 5,755                        407
                                                                                    -----------------
                                                                                                 548
                                                                                    -----------------
Medical Information Systems (0.05%)
IMS Health Inc                                                      2,936                         94
                                                                                    -----------------

Medical Instruments (0.68%)
Boston Scientific Corp (b)                                         17,754                        272
Medtronic Inc                                                      17,230                        894
St Jude Medical Inc (b)                                             5,062                        210
                                                                                    -----------------
                                                                                               1,376
                                                                                    -----------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)(b)                          1,760                        138
Quest Diagnostics Inc                                               2,364                        122
                                                                                    -----------------
                                                                                                 260
                                                                                    -----------------
Medical Products (2.14%)
Baxter International Inc                                            9,748                        549
Becton Dickinson & Co                                               3,666                        273
Biomet Inc                                                          3,673                        168
Johnson & Johnson                                                  43,339                      2,671
Stryker Corp (a)                                                    4,468                        282
Varian Medical Systems Inc (b)                                      1,907                         81
Zimmer Holdings Inc (a)(b)                                          3,543                        301
                                                                                    -----------------
                                                                                               4,325
                                                                                    -----------------
Metal - Aluminum (0.26%)
Alcoa Inc                                                          13,010                        527
                                                                                    -----------------

Metal - Diversified (0.23%)
Freeport-McMoRan Copper & Gold Inc                                  5,617                        465
                                                                                    -----------------

Metal Processors & Fabrication (0.12%)
Precision Castparts Corp                                            2,059                        250
                                                                                    -----------------

Motorcycle/Motor Scooter (0.11%)
Harley-Davidson Inc                                                 3,854                        230
                                                                                    -----------------

Multi-Line Insurance (2.84%)
ACE Ltd                                                             4,871                        305
Allstate Corp/The                                                   9,088                        559
American International Group Inc                                   38,816                      2,718
Assurant Inc                                                        1,485                         88
Cincinnati Financial Corp                                           2,569                        111
Genworth Financial Inc                                              6,259                        215
Hartford Financial Services Group Inc                               4,738                        467
Loews Corp                                                          6,669                        340
MetLife Inc                                                        11,096                        715

Multi-Line Insurance
XL Capital Ltd                                                      2,782                        235
                                                                                    -----------------
                                                                                               5,753
                                                                                    -----------------
Multimedia (1.89%)
EW Scripps Co                                                       1,247                         57
McGraw-Hill Cos Inc/The                                             5,135                        350
Meredith Corp                                                         583                         36
News Corp                                                          34,850                        739
Time Warner Inc                                                    56,639                      1,192
Viacom Inc (b)                                                     10,311                        429
Walt Disney Co/The                                                 29,650                      1,012
                                                                                    -----------------
                                                                                               3,815
                                                                                    -----------------
Networking Products (1.36%)
Cisco Systems Inc (b)                                              90,840                      2,530
Juniper Networks Inc (a)(b)                                         8,473                        213
                                                                                    -----------------
                                                                                               2,743
                                                                                    -----------------
Non-Hazardous Waste Disposal (0.17%)
Allied Waste Industries Inc (a)(b)                                  3,820                         52
Waste Management Inc                                                7,742                        302
                                                                                    -----------------
                                                                                                 354
                                                                                    -----------------
Office Automation & Equipment (0.20%)
Pitney Bowes Inc                                                    3,286                        154
Xerox Corp (b)                                                     14,025                        259
                                                                                    -----------------
                                                                                                 413
                                                                                    -----------------
Office Supplies & Forms (0.04%)
Avery Dennison Corp                                                 1,371                         91
                                                                                    -----------------

Oil - Field Services (1.46%)
Baker Hughes Inc (a)                                                4,793                        403
BJ Services Co                                                      4,389                        125
Halliburton Co                                                     13,676                        472
Schlumberger Ltd                                                   17,634                      1,498
Smith International Inc                                             3,000                        176
Weatherford International Ltd (a)(b)                                5,047                        278
                                                                                    -----------------
                                                                                               2,952
                                                                                    -----------------
Oil & Gas Drilling (0.49%)
ENSCO International Inc                                             2,231                        136
Nabors Industries Ltd (a)(b)                                        4,212                        141
Noble Corp (a)                                                      2,005                        195
Rowan Cos Inc                                                       1,655                         68
Transocean Inc (b)                                                  4,311                        457
                                                                                    -----------------
                                                                                                 997
                                                                                    -----------------
Oil Company - Exploration & Production (1.48%)
Anadarko Petroleum Corp (a)                                         6,941                        361
Apache Corp                                                         4,955                        404
Chesapeake Energy Corp                                              6,126                        212
Devon Energy Corp                                                   6,655                        521
EOG Resources Inc                                                   3,660                        268
Murphy Oil Corp                                                     2,815                        167
Occidental Petroleum Corp                                          12,476                        722
XTO Energy Inc                                                      5,736                        345
                                                                                    -----------------
                                                                                               3,000
                                                                                    -----------------
Oil Company - Integrated (6.20%)
Chevron Corp                                                       32,157                      2,709
ConocoPhillips                                                     24,454                      1,920
Exxon Mobil Corp                                                   84,286                      7,070
Hess Corp                                                           4,083                        241
Oil Company - Integrated
Marathon Oil Corp                                                  10,264                        615
                                                                                    -----------------
                                                                                              12,555
                                                                                    -----------------
Oil Field Machinery & Equipment (0.14%)
National Oilwell Varco Inc (a)(b)                                   2,658                        277
                                                                                    -----------------

Oil Refining & Marketing (0.37%)
Sunoco Inc                                                          1,817                        145
Valero Energy Corp                                                  8,214                        606
                                                                                    -----------------
                                                                                                 751
                                                                                    -----------------
Optical Supplies (0.03%)
Bausch & Lomb Inc (a)                                                 813                         56
                                                                                    -----------------

Paper & Related Products (0.22%)
International Paper Co                                              6,517                        255
MeadWestvaco Corp                                                   2,760                         97
Temple-Inland Inc (a)                                               1,583                         97
                                                                                    -----------------
                                                                                                 449
                                                                                    -----------------
Pharmacy Services (0.26%)
Express Scripts Inc (b)                                             4,076                        204
Medco Health Solutions Inc (b)                                      4,191                        327
                                                                                    -----------------
                                                                                                 531
                                                                                    -----------------
Photo Equipment & Supplies (0.06%)
Eastman Kodak Co (a)                                                4,305                        120
                                                                                    -----------------

Pipelines (0.42%)
El Paso Corp                                                       10,477                        181
Questar Corp                                                        2,580                        136
Spectra Energy Corp                                                 9,454                        246
Williams Cos Inc                                                    8,960                        283
                                                                                    -----------------
                                                                                                 846
                                                                                    -----------------
Printing - Commercial (0.07%)
RR Donnelley & Sons Co                                              3,293                        143
                                                                                    -----------------

Property & Casualty Insurance (0.60%)
Chubb Corp                                                          6,007                        325
Progressive Corp/The                                               11,016                        264
Safeco Corp                                                         1,589                         99
Travelers Cos Inc/The                                               9,935                        531
                                                                                    -----------------
                                                                                               1,219
                                                                                    -----------------
Publicly Traded Investment Fund (0.75%)
iShares S&P 500 Index Fund/US (a)                                  10,100                      1,517
                                                                                    -----------------

Publishing - Newspapers (0.17%)
Dow Jones & Co Inc                                                    978                         56
Gannett Co Inc                                                      3,511                        193
New York Times Co/The (a)                                           2,153                         55
Tribune Co (a)                                                      1,264                         37
                                                                                    -----------------
                                                                                                 341
                                                                                    -----------------
Quarrying (0.08%)
Vulcan Materials Co (a)                                             1,426                        163
                                                                                    -----------------

Radio (0.00%)
Citadel Broadcasting Corp                                               -                          -
                                                                                    -----------------


Real Estate Magagement & Services (0.05%)
CB Richard Ellis Group Inc (a)(b)                                   2,805                        102
                                                                                    -----------------

Regional Banks (4.78%)
Bank of America Corp                                               66,399                      3,246
Capital One Financial Corp (a)                                      6,183                        485
Comerica Inc                                                        2,333                        139
Fifth Third Bancorp                                                 8,230                        327
Huntington Bancshares Inc/OH                                        3,530                         80
Keycorp                                                             5,870                        202
National City Corp (a)                                              8,615                        287
PNC Financial Services Group Inc                                    5,161                        369
SunTrust Banks Inc                                                  5,336                        458
US Bancorp                                                         26,015                        857
Wachovia Corp                                                      28,628                      1,467
Wells Fargo & Co                                                   49,970                      1,758
                                                                                    -----------------
                                                                                               9,675
                                                                                    -----------------
REITS - Apartments (0.30%)
Apartment Investment & Management Co (a)                            1,454                         73
Archstone-Smith Trust                                               3,335                        197
AvalonBay Communities Inc                                           1,192                        142
Equity Residential                                                  4,350                        199
                                                                                    -----------------
                                                                                                 611
                                                                                    -----------------
REITS - Diversified (0.16%)
Plum Creek Timber Co Inc (a)                                        2,645                        110
Vornado Realty Trust                                                1,954                        215
                                                                                    -----------------
                                                                                                 325
                                                                                    -----------------
REITS - Hotels (0.09%)
Host Hotels & Resorts Inc                                           7,811                        181
                                                                                    -----------------

REITS - Office Property (0.09%)
Boston Properties Inc                                               1,781                        182
                                                                                    -----------------

REITS - Regional Malls (0.15%)
Simon Property Group Inc                                            3,342                        311
                                                                                    -----------------

REITS - Shopping Centers (0.11%)
Developers Diversified Realty Corp (a)                              1,870                         99
Kimco Realty Corp                                                   3,394                        129
                                                                                    -----------------
                                                                                                 228
                                                                                    -----------------
REITS - Storage (0.07%)
Public Storage Inc                                                  1,837                        141
                                                                                    -----------------

REITS - Warehouse & Industrial (0.11%)
Prologis                                                            3,839                        218
                                                                                    -----------------

Retail - Apparel & Shoe (0.28%)
Abercrombie & Fitch Co                                              1,320                         96
Gap Inc/The                                                         7,933                        151
Ltd Brands Inc (a)                                                  5,120                        141
Nordstrom Inc                                                       3,358                        172
                                                                                    -----------------
                                                                                                 560
                                                                                    -----------------
Retail - Auto Parts (0.05%)
Autozone Inc (b)                                                      715                         98
                                                                                    -----------------


Retail - Automobile (0.02%)
AutoNation Inc (a)(b)                                               2,261                         51
                                                                                    -----------------

Retail - Bedding (0.07%)
Bed Bath & Beyond Inc (b)                                           4,098                        147
                                                                                    -----------------

Retail - Building Products (0.92%)
Home Depot Inc                                                     29,538                      1,162
Lowe's Cos Inc                                                     22,519                        691
                                                                                    -----------------
                                                                                               1,853
                                                                                    -----------------
Retail - Consumer Electronics (0.19%)
Best Buy Co Inc                                                     6,057                        283
Circuit City Stores Inc                                             2,069                         31
RadioShack Corp (a)                                                 2,028                         67
                                                                                    -----------------
                                                                                                 381
                                                                                    -----------------
Retail - Discount (1.66%)
Big Lots Inc (a)(b)                                                 1,638                         48
Costco Wholesale Corp                                               6,683                        391
Dollar General Corp                                                 4,711                        103
Family Dollar Stores Inc                                            2,256                         78
Target Corp                                                        12,740                        810
TJX Cos Inc                                                         6,806                        187
Wal-Mart Stores Inc                                                36,271                      1,745
                                                                                    -----------------
                                                                                               3,362
                                                                                    -----------------
Retail - Drug Store (0.74%)
CVS Caremark Corp                                                  23,094                        842
Walgreen Co                                                        14,975                        652
                                                                                    -----------------
                                                                                               1,494
                                                                                    -----------------
Retail - Jewelry (0.05%)
Tiffany & Co                                                        2,046                        109
                                                                                    -----------------

Retail - Major Department Store (0.22%)
JC Penney Co Inc                                                    3,366                        243
Sears Holdings Corp (a)(b)                                          1,232                        209
                                                                                    -----------------
                                                                                                 452
                                                                                    -----------------
Retail - Office Supplies (0.21%)
Office Depot Inc (b)                                                4,137                        126
OfficeMax Inc                                                       1,127                         44
Staples Inc                                                        10,701                        254
                                                                                    -----------------
                                                                                                 424
                                                                                    -----------------
Retail - Regional Department Store (0.32%)
Dillard's Inc                                                         911                         33
Kohl's Corp (b)                                                     4,827                        343
Macy's Inc                                                          6,877                        273
                                                                                    -----------------
                                                                                                 649
                                                                                    -----------------
Retail - Restaurants (0.79%)
Darden Restaurants Inc                                              2,115                         93
McDonald's Corp                                                    17,863                        907
Starbucks Corp (a)(b)                                              11,084                        291
Wendy's International Inc                                           1,306                         48
Yum! Brands Inc                                                     7,838                        256
                                                                                    -----------------
                                                                                               1,595
                                                                                    -----------------
Rubber - Tires (0.05%)
Goodyear Tire & Rubber Co/The (a)(b)                                3,087                        107
                                                                                    -----------------


Savings & Loans - Thrifts (0.38%)
Hudson City Bancorp Inc (a)                                         7,250                         89
Sovereign Bancorp Inc (a)                                           5,403                        114
Washington Mutual Inc (a)                                          13,302                        567
                                                                                    -----------------
                                                                                                 770
                                                                                    -----------------
Schools (0.06%)
Apollo Group Inc (a)(b)                                             2,094                        122
                                                                                    -----------------

Semiconductor Component - Integrated Circuits (0.24%)
Analog Devices Inc                                                  4,894                        184
Linear Technology Corp (a)                                          3,798                        138
Maxim Integrated Products Inc                                       4,798                        160
                                                                                    -----------------
                                                                                                 482
                                                                                    -----------------
Semiconductor Equipment (0.33%)
Applied Materials Inc                                              20,677                        411
Kla-Tencor Corp (a)                                                 2,867                        157
Novellus Systems Inc (a)(b)                                         1,891                         54
Teradyne Inc (a)(b)                                                 2,839                         50
                                                                                    -----------------
                                                                                                 672
                                                                                    -----------------
Steel - Producers (0.23%)
Nucor Corp                                                          4,514                        265
United States Steel Corp (a)                                        1,770                        192
                                                                                    -----------------
                                                                                                 457
                                                                                    -----------------
Steel - Specialty (0.08%)
Allegheny Technologies Inc                                          1,528                        160
                                                                                    -----------------

Telecommunication Equipment (0.11%)
ADC Telecommunications Inc (b)                                      1,757                         32
Avaya Inc (b)                                                       6,731                        113
Tellabs Inc (b)                                                     6,550                         71
                                                                                    -----------------
                                                                                                 216
                                                                                    -----------------
Telecommunication Equipment - Fiber Optics (0.34%)
Ciena Corp (a)(b)                                                   1,278                         46
Corning Inc (a)                                                    23,532                        601
JDS Uniphase Corp (a)(b)                                            3,160                         43
                                                                                    -----------------
                                                                                                 690
                                                                                    -----------------
Telecommunication Services (0.07%)
Embarq Corp                                                         2,260                        143
                                                                                    -----------------

Telephone - Integrated (3.46%)
AT&T Inc                                                           92,251                      3,828
CenturyTel Inc                                                      1,639                         80
Citizens Communications Co                                          5,123                         78
Qwest Communications International Inc (a)(b)                      23,241                        226
Sprint Nextel Corp                                                 43,295                        897
Verizon Communications Inc                                         43,441                      1,789
Windstream Corp                                                     7,133                        105
                                                                                    -----------------
                                                                                               7,003
                                                                                    -----------------
Television (0.18%)
CBS Corp (a)                                                       10,961                        365
                                                                                    -----------------

Therapeutics (0.27%)
Gilead Sciences Inc (b)                                            13,972                        542
                                                                                    -----------------

Tobacco (1.24%)
Altria Group Inc                                                   31,469                      2,207

Tobacco
Reynolds American Inc (a)                                           2,560                        167
UST Inc                                                             2,396                        129
                                                                                    -----------------
                                                                                               2,503
                                                                                    -----------------
Tools - Hand Held (0.10%)
Black & Decker Corp                                                   987                         87
Snap-On Inc                                                           867                         44
Stanley Works/The                                                   1,248                         76
                                                                                    -----------------
                                                                                                 207
                                                                                    -----------------
Toys (0.11%)
Hasbro Inc                                                          2,385                         75
Mattel Inc                                                          5,885                        149
                                                                                    -----------------
                                                                                                 224
                                                                                    -----------------
Transport - Rail (0.75%)
Burlington Northern Santa Fe Corp                                   5,328                        454
CSX Corp (a)                                                        6,541                        295
Norfolk Southern Corp                                               5,883                        309
Union Pacific Corp                                                  4,051                        466
                                                                                    -----------------
                                                                                               1,524
                                                                                    -----------------
Transport - Services (0.92%)
CH Robinson Worldwide Inc                                           2,561                        135
FedEx Corp                                                          4,605                        511
Ryder System Inc                                                      915                         49
United Parcel Service Inc                                          15,846                      1,157
                                                                                    -----------------
                                                                                               1,852
                                                                                    -----------------
Web Portals (1.09%)
Google Inc (b)                                                      3,263                      1,708
Yahoo! Inc (a)(b)                                                  18,096                        491
                                                                                    -----------------
                                                                                               2,199
                                                                                    -----------------
Wireless Equipment (0.84%)
Motorola Inc                                                       34,632                        613
Qualcomm Inc                                                       24,939                      1,082
                                                                                    -----------------
                                                                                               1,695
                                                                                    -----------------
TOTAL COMMON STOCKS                                                              $           201,025
                                                                                    -----------------
                                                            Principal
                                                          Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (0.32%)
Commercial Paper (0.32%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                      640                        640
                                                                                    -----------------
TOTAL SHORT TERM INVESTMENTS                                                     $               640
                                                                                    -----------------
MONEY MARKET FUNDS (9.41%)
Money Center Banks (9.41%)
BNY Institutional Cash Reserve Fund (d)                            19,046                     19,046
                                                                                    -----------------
TOTAL MONEY MARKET FUNDS                                                         $            19,046
                                                                                    -----------------
Total Investments                                                                $           220,711
Liabilities in Excess of Other Assets, Net - (9.08)%                                        (18,381)
                                                                                    -----------------
TOTAL NET ASSETS - 100.00%                                                       $           202,330
                                                                                    =================
                                                                                    -----------------

                                                                                    =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,550 or 0.77% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $            52,277
Unrealized Depreciation                                      (10,114)
                                                     -----------------
Net Unrealized Appreciation (Depreciation)                     42,163
Cost for federal income tax purposes                          178,548
All dollar amounts are shown in thousands (000's)


                                                    Futures Contracts
                                                                                          Current         Unrealized
                                                         Number of       Original         Market        Appreciation/
Type                                                     Contracts         Value           Value        (Depreciation)
----------------------------------------------------- ----------------- -------------- --------------- -----------------
S&P 500; September 2007                                      2                  $768            $758         (10)

All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
-----------------------------------------------  -----------------
Sector                                                    Percent
-----------------------------------------------  -----------------
Financial                                                  30.13%
Consumer, Non-cyclical                                     19.18%
Industrial                                                 11.45%
Communications                                             11.43%
Technology                                                 10.81%
Energy                                                     10.72%
Consumer, Cyclical                                          8.21%
Utilities                                                   3.40%
Basic Materials                                             3.00%
Exchange Traded Funds                                       0.75%
Liabilities in Excess of Other Assets, Net               (-9.08%)
                                                 -----------------
TOTAL NET ASSETS                                          100.00%
                                                 =================

Other Assets Summary (unaudited)
-----------------------------------------------  -----------------
Asset Type                                                Percent
-----------------------------------------------  -----------------
Futures                                                     0.37%




Schedule of Investments

June 30, 2007 (unaudited)
LargeCap Value Account

                                                                      Shares Held               Value (000's)
COMMON STOCKS (98.40%)
Advertising Agencies (0.28%)
Interpublic Group of Cos Inc (a)(b)                                           54,400        $               620
                                                                                               -----------------

Aerospace & Defense (1.15%)
Boeing Co                                                                     11,100                      1,067
Northrop Grumman Corp                                                         19,400                      1,511
                                                                                               -----------------
                                                                                                          2,578
                                                                                               -----------------
Apparel Manufacturers (0.90%)
Jones Apparel Group Inc                                                       23,900                        675
VF Corp                                                                       14,700                      1,346
                                                                                               -----------------
                                                                                                          2,021
                                                                                               -----------------
Applications Software (0.41%)
Microsoft Corp                                                                31,400                        925
                                                                                               -----------------

Auto - Car & Light Trucks (0.29%)
General Motors Corp (a)                                                       17,100                        646
                                                                                               -----------------

Auto - Medium & Heavy Duty Trucks (0.67%)
Paccar Inc                                                                    17,300                      1,506
                                                                                               -----------------

Auto/Truck Parts & Equipment - Original (1.27%)
Autoliv Inc                                                                   15,100                        859
BorgWarner Inc                                                                10,400                        895
Magna International Inc                                                       12,100                      1,101
                                                                                               -----------------
                                                                                                          2,855
                                                                                               -----------------
Beverages - Non-Alcoholic (0.32%)
Coca-Cola Co/The                                                               4,700                        246
PepsiCo Inc                                                                    7,200                        467
                                                                                               -----------------
                                                                                                            713
                                                                                               -----------------
Brewery (0.19%)
Molson Coors Brewing Co (a)                                                    4,500                        416
                                                                                               -----------------

Building - Residential & Commercial (0.81%)
Centex Corp                                                                   11,700                        469
KB Home (a)                                                                   20,900                        823
Pulte Homes Inc                                                               23,400                        525
                                                                                               -----------------
                                                                                                          1,817
                                                                                               -----------------
Cable TV (0.68%)
Comcast Corp (a)(b)                                                           54,100                      1,521
                                                                                               -----------------

Cellular Telecommunications (0.58%)
Vodafone Group PLC ADR                                                        38,900                      1,308
                                                                                               -----------------

Chemicals - Diversified (1.65%)
Dow Chemical Co/The                                                           32,600                      1,442
EI Du Pont de Nemours & Co                                                    44,600                      2,267
                                                                                               -----------------
                                                                                                          3,709
                                                                                               -----------------
Chemicals - Specialty (0.82%)
Ashland Inc                                                                   14,700                        940

Chemicals - Specialty
Lubrizol Corp                                                                 14,000                        904
                                                                                               -----------------
                                                                                                          1,844
                                                                                               -----------------
Commercial Banks (0.11%)
BB&T Corp                                                                      6,200                        252
                                                                                               -----------------

Computer Services (0.24%)
Electronic Data Systems Corp                                                  19,800                        549
                                                                                               -----------------

Computers (0.66%)
International Business Machines Corp                                          14,100                      1,484
                                                                                               -----------------

Computers - Peripheral Equipment (0.38%)
Lexmark International Inc (a)(b)                                              17,100                        843
                                                                                               -----------------

Consumer Products - Miscellaneous (0.55%)
Kimberly-Clark Corp                                                           18,400                      1,231
                                                                                               -----------------

Containers - Metal & Glass (0.83%)
Crown Holdings Inc (b)                                                        34,700                        866
Owens-Illinois Inc (b)                                                        28,700                      1,005
                                                                                               -----------------
                                                                                                          1,871
                                                                                               -----------------
Containers - Paper & Plastic (0.35%)
Sonoco Products Co                                                            18,575                        795
                                                                                               -----------------

Cosmetics & Toiletries (2.02%)
Procter & Gamble Co                                                           74,100                      4,534
                                                                                               -----------------

Distribution & Wholesale (0.12%)
Tech Data Corp (b)                                                             7,250                        279
                                                                                               -----------------

Diversified Manufacturing Operations (5.87%)
Eaton Corp                                                                    15,950                      1,483
General Electric Co                                                          237,300                      9,084
Ingersoll-Rand Co Ltd                                                          8,200                        449
SPX Corp                                                                      11,500                      1,010
Tyco International Ltd                                                        35,000                      1,183
                                                                                               -----------------
                                                                                                         13,209
                                                                                               -----------------
Electric - Integrated (2.10%)
Allegheny Energy Inc (b)                                                      21,800                      1,128
Constellation Energy Group Inc                                                18,500                      1,613
Entergy Corp                                                                  12,050                      1,293
Pinnacle West Capital Corp (a)                                                16,000                        638
Wisconsin Energy Corp                                                          1,040                         46
                                                                                               -----------------
                                                                                                          4,718
                                                                                               -----------------
Electronic Components - Miscellaneous (0.74%)
Flextronics International Ltd (a)(b)                                          83,700                        904
Sanmina-SCI Corp (b)                                                          67,100                        210
Solectron Corp (a)(b)                                                        147,800                        544
                                                                                               -----------------
                                                                                                          1,658
                                                                                               -----------------
Electronic Parts Distribution (0.15%)
Arrow Electronics Inc (a)(b)                                                   9,000                        346
                                                                                               -----------------

Engines - Internal Combustion (0.23%)
Cummins Inc                                                                    5,200                        526
                                                                                               -----------------


Finance - Investment Banker & Broker (7.81%)
Citigroup Inc                                                                163,400                      8,381
Goldman Sachs Group Inc/The                                                    2,300                        499
JPMorgan Chase & Co                                                          117,100                      5,673
Merrill Lynch & Co Inc                                                        22,300                      1,864
Morgan Stanley                                                                13,600                      1,141
                                                                                               -----------------
                                                                                                         17,558
                                                                                               -----------------
Finance - Mortgage Loan/Banker (2.77%)
Countrywide Financial Corp (a)                                                46,500                      1,690
Fannie Mae                                                                    43,600                      2,848
Freddie Mac                                                                   28,000                      1,700
                                                                                               -----------------
                                                                                                          6,238
                                                                                               -----------------
Financial Guarantee Insurance (1.51%)
AMBAC Financial Group Inc                                                     15,300                      1,334
MBIA Inc                                                                      17,900                      1,114
MGIC Investment Corp (a)                                                      16,800                        955
                                                                                               -----------------
                                                                                                          3,403
                                                                                               -----------------
Food - Miscellaneous/Diversified (2.36%)
ConAgra Foods Inc                                                             33,800                        908
General Mills Inc                                                             15,600                        911
Kellogg Co                                                                    18,600                        963
Kraft Foods Inc                                                               38,995                      1,375
Sara Lee Corp                                                                 65,800                      1,145
                                                                                               -----------------
                                                                                                          5,302
                                                                                               -----------------
Food - Retail (1.09%)
Kroger Co/The                                                                 37,500                      1,055
Safeway Inc                                                                   41,100                      1,399
                                                                                               -----------------
                                                                                                          2,454
                                                                                               -----------------
Health Care Cost Containment (0.56%)
McKesson Corp                                                                 21,200                      1,264
                                                                                               -----------------

Home Decoration Products (0.16%)
Newell Rubbermaid Inc                                                         12,100                        356
                                                                                               -----------------

Insurance Brokers (0.62%)
AON Corp                                                                      32,500                      1,385
                                                                                               -----------------

Investment Management & Advisory Services (0.14%)
Waddell & Reed Financial Inc                                                  12,200                        317
                                                                                               -----------------

Life & Health Insurance (0.96%)
Prudential Financial Inc                                                       8,300                        807
Torchmark Corp                                                                10,200                        683
Unum Group                                                                    26,000                        679
                                                                                               -----------------
                                                                                                          2,169
                                                                                               -----------------
Medical - Drugs (5.31%)
Eli Lilly & Co                                                                26,300                      1,470
Merck & Co Inc                                                                47,600                      2,370
Pfizer Inc                                                                   266,200                      6,807
Schering-Plough Corp                                                          42,300                      1,288
                                                                                               -----------------
                                                                                                         11,935
                                                                                               -----------------
Medical - Hospitals (0.10%)
Tenet Healthcare Corp (a)(b)                                                  34,900                        227
                                                                                               -----------------


Medical - Wholesale Drug Distribution (0.29%)
AmerisourceBergen Corp                                                        13,300                        658
                                                                                               -----------------

Medical Products (0.79%)
Johnson & Johnson                                                             28,900                      1,781
                                                                                               -----------------

Multi-Line Insurance (6.80%)
ACE Ltd                                                                       26,900                      1,682
Allstate Corp/The                                                             21,300                      1,310
American International Group Inc                                              72,900                      5,105
Genworth Financial Inc                                                        41,100                      1,414
Hartford Financial Services Group Inc                                         19,500                      1,921
MetLife Inc                                                                   29,600                      1,908
Old Republic International Corp                                               46,600                        991
XL Capital Ltd (a)                                                            11,400                        961
                                                                                               -----------------
                                                                                                         15,292
                                                                                               -----------------
Multimedia (1.78%)
Time Warner Inc                                                              122,800                      2,584
Viacom Inc (b)                                                                26,900                      1,120
Walt Disney Co/The                                                             8,800                        300
                                                                                               -----------------
                                                                                                          4,004
                                                                                               -----------------
Networking Products (0.33%)
Cisco Systems Inc (b)                                                         26,700                        744
                                                                                               -----------------

Office Automation & Equipment (0.56%)
Pitney Bowes Inc                                                              27,000                      1,264
                                                                                               -----------------

Oil Company - Exploration & Production (0.17%)
Occidental Petroleum Corp                                                      6,400                        371
                                                                                               -----------------

Oil Company - Integrated (12.04%)
BP PLC ADR (a)                                                                17,200                      1,241
Chevron Corp                                                                  80,000                      6,739
ConocoPhillips                                                                27,800                      2,182
Exxon Mobil Corp                                                             144,000                     12,079
Marathon Oil Corp                                                             42,000                      2,519
Royal Dutch Shell PLC ADR                                                     13,500                      1,096
Total SA ADR (a)                                                              15,200                      1,231
                                                                                               -----------------
                                                                                                         27,087
                                                                                               -----------------
Paper & Related Products (1.20%)
International Paper Co                                                        20,900                        816
Smurfit-Stone Container Corp (b)                                              34,200                        455
Temple-Inland Inc                                                             23,200                      1,428
                                                                                               -----------------
                                                                                                          2,699
                                                                                               -----------------
Property & Casualty Insurance (1.49%)
Chubb Corp                                                                    10,850                        587
Fidelity National Financial Inc                                               25,300                        600
Travelers Cos Inc/The                                                         40,600                      2,172
                                                                                               -----------------
                                                                                                          3,359
                                                                                               -----------------
Publishing - Newspapers (0.46%)
Gannett Co Inc                                                                18,700                      1,028
                                                                                               -----------------

Radio (0.00%)
Citadel Broadcasting Corp (a)                                                  1,328                          9
                                                                                               -----------------

Regional Banks (8.23%)
Bank of America Corp                                                         157,000                      7,676

Regional Banks
Comerica Inc                                                                  22,600                      1,344
Fifth Third Bancorp                                                           22,875                        910
Keycorp                                                                       30,600                      1,050
National City Corp (a)                                                        47,700                      1,589
SunTrust Banks Inc (a)                                                         9,975                        855
US Bancorp                                                                    48,800                      1,608
Wachovia Corp                                                                 30,000                      1,538
Wells Fargo & Co                                                              55,500                      1,952
                                                                                               -----------------
                                                                                                         18,522
                                                                                               -----------------
Reinsurance (0.42%)
PartnerRe Ltd (a)                                                              4,700                        364
RenaissanceRe Holdings Ltd                                                     9,500                        589
                                                                                               -----------------
                                                                                                            953
                                                                                               -----------------
Retail - Apparel & Shoe (0.94%)
Gap Inc/The                                                                   68,200                      1,302
Ltd Brands Inc (a)                                                            29,900                        821
                                                                                               -----------------
                                                                                                          2,123
                                                                                               -----------------
Retail - Building Products (0.21%)
Home Depot Inc                                                                12,000                        472
                                                                                               -----------------

Retail - Discount (0.73%)
Family Dollar Stores Inc                                                      34,100                      1,171
Wal-Mart Stores Inc                                                           10,000                        481
                                                                                               -----------------
                                                                                                          1,652
                                                                                               -----------------
Retail - Major Department Store (0.25%)
Saks Inc (a)                                                                  26,800                        572
                                                                                               -----------------

Retail - Office Supplies (0.36%)
Office Depot Inc (b)                                                          26,775                        811
                                                                                               -----------------

Retail - Regional Department Store (0.79%)
Dillard's Inc                                                                  7,400                        266
Macy's Inc                                                                    37,900                      1,508
                                                                                               -----------------
                                                                                                          1,774
                                                                                               -----------------
Retail - Restaurants (1.20%)
McDonald's Corp                                                               53,000                      2,690
                                                                                               -----------------

Savings & Loans - Thrifts (1.17%)
Astoria Financial Corp                                                        21,500                        538
Washington Mutual Inc (a)                                                     49,200                      2,098
                                                                                               -----------------
                                                                                                          2,636
                                                                                               -----------------
Steel - Producers (0.64%)
Arcelor Mittal (a)                                                            23,000                      1,435
                                                                                               -----------------

Telephone - Integrated (5.98%)
AT&T Inc                                                                     152,047                      6,310
Sprint Nextel Corp                                                           119,200                      2,468
Verizon Communications Inc                                                   113,400                      4,669
                                                                                               -----------------
                                                                                                         13,447
                                                                                               -----------------
Television (0.75%)
CBS Corp                                                                      50,800                      1,693
                                                                                               -----------------

Tobacco (1.72%)
Altria Group Inc                                                              50,900                      3,570

Tobacco
UST Inc                                                                        5,700                        306
                                                                                               -----------------
                                                                                                          3,876
                                                                                               -----------------
Tools - Hand Held (0.44%)
Black & Decker Corp                                                           11,300                        998
                                                                                               -----------------

Toys (0.23%)
Mattel Inc                                                                    20,300                        513
                                                                                               -----------------

Wireless Equipment (0.67%)
American Tower Corp (b)                                                        8,000                        336
Nokia OYJ ADR                                                                 41,500                      1,167
                                                                                               -----------------
                                                                                                          1,503
                                                                                               -----------------
TOTAL COMMON STOCKS                                                                         $           221,348
                                                                                               -----------------
                                                                       Principal
                                                                     Amount (000's)             Value (000's)
MONEY MARKET FUNDS (9.11%)
Money Center Banks (9.11%)
BNY Institutional Cash Reserve Fund (c)                                       20,489                     20,489
                                                                                               -----------------
TOTAL MONEY MARKET FUNDS                                                                    $            20,489
                                                                                               -----------------
Total Investments                                                                           $           241,837
Liabilities in Excess of Other Assets, Net - (7.51)%                                                   (16,897)
                                                                                               -----------------
TOTAL NET ASSETS - 100.00%                                                                  $           224,940
                                                                                               =================
                                                                                               -----------------

                                                                                               =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $            42,223
Unrealized Depreciation                                           (3,222)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                         39,001
Cost for federal income tax purposes                              202,836
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- ------ -----------------
Sector                                                          Percent
----------------------------------------------- ------ -----------------
Financial                                                        41.15%
Consumer, Non-cyclical                                           15.29%
Energy                                                           12.21%
Communications                                                   11.50%
Industrial                                                        9.77%
Consumer, Cyclical                                                8.93%
Basic Materials                                                   4.31%
Technology                                                        2.25%
Utilities                                                         2.10%
Liabilities in Excess of Other Assets, Net                     (-7.51%)
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================






Schedule of Investments

June 30, 2007 (unaudited)
MidCap Account

                                                                            Shares Held               Value (000's)
COMMON STOCKS (98.78%)
Advertising Sales (0.75%)
Lamar Advertising Co (a)                                                            59,741        $             3,749
                                                                                                     -----------------

Aerospace & Defense Equipment (1.01%)
Alliant Techsystems Inc (a)(b)                                                      50,765                      5,033
                                                                                                     -----------------

Applications Software (1.04%)
Intuit Inc (b)                                                                     172,807                      5,198
                                                                                                     -----------------

Broadcasting Services & Programming (5.44%)
Discovery Holding Co (a)(b)                                                        408,928                      9,401
Liberty Global Inc - A Shares (a)(b)                                                78,533                      3,223
Liberty Global Inc - B Shares (b)                                                  154,931                      6,089
Liberty Media Holding Corp - Capital (b)                                            72,177                      8,494
                                                                                                     -----------------
                                                                                                               27,207
                                                                                                     -----------------
Building & Construction Products - Miscellaneous (0.66%)
USG Corp (a)(b)                                                                     67,006                      3,286
                                                                                                     -----------------

Building Products - Cement & Aggregate (1.44%)
Cemex SAB de CV ADR (a)(b)                                                         142,420                      5,255
Martin Marietta Materials Inc (a)                                                   11,902                      1,929
                                                                                                     -----------------
                                                                                                                7,184
                                                                                                     -----------------
Cable TV (1.72%)
EchoStar Communications Corp (b)                                                   197,799                      8,578
                                                                                                     -----------------

Casino Services (1.23%)
International Game Technology                                                      155,414                      6,170
                                                                                                     -----------------

Commercial Banks (1.94%)
Commerce Bancorp Inc/NJ                                                             78,337                      2,898
M&T Bank Corp                                                                       28,482                      3,045
TCF Financial Corp                                                                 136,128                      3,784
                                                                                                     -----------------
                                                                                                                9,727
                                                                                                     -----------------
Commercial Services (2.96%)
ChoicePoint Inc (a)(b)                                                              90,384                      3,837
Iron Mountain Inc (a)(b)                                                           184,127                      4,811
Weight Watchers International Inc                                                  121,264                      6,165
                                                                                                     -----------------
                                                                                                               14,813
                                                                                                     -----------------
Commercial Services - Finance (1.02%)
Western Union Co/The                                                               245,997                      5,124
                                                                                                     -----------------

Consulting Services (0.10%)
SAIC Inc (b)                                                                        27,436                        496
                                                                                                     -----------------

Data Processing & Management (5.23%)
Automatic Data Processing Inc                                                       85,767                      4,157
Broadridge Financial Solutions Inc                                                  22,684                        434
Fidelity National Information Services                                             148,101                      8,039
First Data Corp                                                                     87,157                      2,847
Paychex Inc                                                                        211,377                      8,269
Data Processing & Management
SEI Investments Co                                                                  83,744                      2,432
                                                                                                     -----------------
                                                                                                               26,178
                                                                                                     -----------------
Dental Supplies & Equipment (1.42%)
Dentsply International Inc                                                         185,401                      7,093
                                                                                                     -----------------

Distribution & Wholesale (0.86%)
Fastenal Co (a)                                                                    102,899                      4,307
                                                                                                     -----------------

Diversified Manufacturing Operations (1.88%)
Dover Corp                                                                          76,447                      3,910
Tyco International Ltd                                                             162,993                      5,508
                                                                                                     -----------------
                                                                                                                9,418
                                                                                                     -----------------
Diversified Operations (1.40%)
Onex Corp (b)                                                                      203,215                      7,021
                                                                                                     -----------------

E-Commerce - Services (0.50%)
Liberty Media Corp - Interactive (b)                                               111,044                      2,480
                                                                                                     -----------------

Electric - Generation (1.16%)
AES Corp/The (b)                                                                   265,302                      5,805
                                                                                                     -----------------

Electric - Integrated (0.98%)
Ameren Corp                                                                         64,073                      3,140
SCANA Corp                                                                          46,512                      1,781
                                                                                                     -----------------
                                                                                                                4,921
                                                                                                     -----------------
Electronic Components - Miscellaneous (1.23%)
Gentex Corp                                                                        311,377                      6,131
                                                                                                     -----------------

Electronic Components - Semiconductors (0.69%)
Microchip Technology Inc                                                            93,865                      3,477
                                                                                                     -----------------

Energy - Alternate Sources (1.73%)
Covanta Holding Corp (a)(b)                                                        350,176                      8,632
                                                                                                     -----------------

Financial Guarantee Insurance (0.30%)
AMBAC Financial Group Inc                                                           17,151                      1,495
                                                                                                     -----------------

Food - Wholesale & Distribution (1.63%)
SYSCO Corp                                                                         246,780                      8,141
                                                                                                     -----------------

Gold Mining (1.33%)
Newmont Mining Corp                                                                170,448                      6,658
                                                                                                     -----------------

Human Resources (0.70%)
Robert Half International Inc                                                       95,694                      3,493
                                                                                                     -----------------

Independent Power Producer (0.00%)
Dynegy Inc (b)                                                                           3                          -
                                                                                                     -----------------

Insurance Brokers (1.79%)
AON Corp (a)                                                                       106,199                      4,525
Marsh & McLennan Cos Inc                                                           143,975                      4,446
                                                                                                     -----------------
                                                                                                                8,971
                                                                                                     -----------------
Investment Management & Advisory Services (2.17%)
Eaton Vance Corp                                                                    10,202                        451

Investment Management & Advisory Services
Legg Mason Inc                                                                      54,028                      5,315
Nuveen Investments Inc                                                              82,032                      5,098
                                                                                                     -----------------
                                                                                                               10,864
                                                                                                     -----------------
Life & Health Insurance (1.79%)
Aflac Inc                                                                          173,876                      8,937
                                                                                                     -----------------

Linen Supply & Related Items (2.92%)
Cintas Corp                                                                        369,846                     14,583
                                                                                                     -----------------

Machinery - Print Trade (1.72%)
Zebra Technologies Corp (a)(b)                                                     222,435                      8,617
                                                                                                     -----------------

Medical - Drugs (1.29%)
Valeant Pharmaceuticals International (a)                                          385,494                      6,434
                                                                                                     -----------------

Medical - HMO (1.92%)
Coventry Health Care Inc (b)                                                       166,968                      9,626
                                                                                                     -----------------

Medical - Outpatient & Home Medical Care (1.41%)
Lincare Holdings Inc (b)                                                           177,206                      7,062
                                                                                                     -----------------

Medical Instruments (1.57%)
St Jude Medical Inc (b)                                                            189,850                      7,877
                                                                                                     -----------------

Medical Laboratory & Testing Service (2.07%)
Laboratory Corp of America Holdings (b)                                            132,232                     10,348
                                                                                                     -----------------

Multi-Line Insurance (2.21%)
Loews Corp                                                                         216,529                     11,039
                                                                                                     -----------------

Office Automation & Equipment (0.67%)
Pitney Bowes Inc                                                                    71,171                      3,332
                                                                                                     -----------------

Oil - Field Services (2.02%)
Weatherford International Ltd (a)(b)                                               182,493                     10,081
                                                                                                     -----------------

Oil & Gas Drilling (1.04%)
Nabors Industries Ltd (a)(b)                                                       155,145                      5,179
                                                                                                     -----------------

Oil Company - Exploration & Production (3.82%)
Cimarex Energy Co                                                                  165,945                      6,540
Encore Acquisition Co (a)(b)                                                       181,187                      5,037
Rosetta Resources Inc (a)(b)                                                       135,955                      2,928
XTO Energy Inc                                                                      76,285                      4,585
                                                                                                     -----------------
                                                                                                               19,090
                                                                                                     -----------------
Pipelines (4.96%)
Equitable Resources Inc (a)                                                        162,354                      8,046
National Fuel Gas Co                                                                24,165                      1,047
Questar Corp (a)                                                                   151,658                      8,015
Spectra Energy Corp                                                                 52,415                      1,361
Williams Cos Inc                                                                   200,189                      6,330
                                                                                                     -----------------
                                                                                                               24,799
                                                                                                     -----------------
Property & Casualty Insurance (3.82%)
Fidelity National Financial Inc (a)                                                124,875                      2,959
Markel Corp (b)                                                                     16,528                      8,009
Mercury General Corp                                                               113,809                      6,272

Property & Casualty Insurance
White Mountains Insurance Group Ltd (a)                                              3,097                      1,877
                                                                                                     -----------------
                                                                                                               19,117
                                                                                                     -----------------
Publishing - Newspapers (1.48%)
Washington Post Co/The                                                               9,540                      7,404
                                                                                                     -----------------

Quarrying (0.53%)
Vulcan Materials Co (a)                                                             23,353                      2,675
                                                                                                     -----------------

Real Estate Operator & Developer (4.43%)
Brookfield Asset Management Inc                                                    348,601                     13,909
Forest City Enterprises Inc                                                        134,145                      8,247
                                                                                                     -----------------
                                                                                                               22,156
                                                                                                     -----------------
Reinsurance (1.58%)
Everest Re Group Ltd (a)                                                            72,927                      7,923
                                                                                                     -----------------

Retail - Auto Parts (2.99%)
Autozone Inc (b)                                                                    31,547                      4,310
O'Reilly Automotive Inc (a)(b)                                                     291,646                     10,659
                                                                                                     -----------------
                                                                                                               14,969
                                                                                                     -----------------
Retail - Automobile (1.01%)
Carmax Inc (a)(b)                                                                  197,294                      5,031
                                                                                                     -----------------

Retail - Discount (1.23%)
TJX Cos Inc                                                                        222,878                      6,129
                                                                                                     -----------------

Retail - Jewelry (0.97%)
Tiffany & Co                                                                        91,063                      4,832
                                                                                                     -----------------

Retail - Restaurants (1.41%)
Yum! Brands Inc                                                                    215,670                      7,057
                                                                                                     -----------------

Schools (0.36%)
Strayer Education Inc (a)                                                           13,588                      1,790
                                                                                                     -----------------

Telephone - Integrated (1.31%)
Telephone & Data Systems Inc - Special Shares                                      113,731                      6,545
                                                                                                     -----------------

Textile - Home Furnishings (1.05%)
Mohawk Industries Inc (a)(b)                                                        51,956                      5,237
                                                                                                     -----------------

Transport - Truck (0.53%)
Heartland Express Inc (a)                                                          161,450                      2,632
                                                                                                     -----------------

Wireless Equipment (2.36%)
American Tower Corp (b)                                                            281,354                     11,817
                                                                                                     -----------------
TOTAL COMMON STOCKS                                                                               $           493,968
                                                                                                     -----------------
                                                                             Principal
                                                                           Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (1.14%)
Commercial Paper (1.14%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                                     5,675                      5,675
                                                                                                     -----------------
TOTAL SHORT TERM INVESTMENTS                                                                      $             5,675
                                                                                                     -----------------

MONEY MARKET FUNDS (17.16%)
Money Center Banks (17.16%)
BNY Institutional Cash Reserve Fund (c)                                             85,826                     85,826
                                                                                                     -----------------
TOTAL MONEY MARKET FUNDS                                                                          $            85,826
                                                                                                     -----------------
Total Investments                                                                                 $           585,469
Liabilities in Excess of Other Assets, Net - (17.08)%                                                        (85,419)
                                                                                                     -----------------
TOTAL NET ASSETS - 100.00%                                                                        $           500,050
                                                                                                     =================
                                                                                                     -----------------

                                                                                                     =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $           119,486
Unrealized Depreciation                                             (8,166)
                                                           -----------------
Net Unrealized Appreciation (Depreciation)                          111,320
Cost for federal income tax purposes                                474,149
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Sector                                                   Percent
----------------------------------------------- -----------------
Financial                                                 38.34%
Consumer, Non-cyclical                                    16.46%
Consumer, Cyclical                                        13.66%
Communications                                            13.55%
Energy                                                    13.55%
Industrial                                                 8.46%
Technology                                                 7.64%
Utilities                                                  2.15%
Basic Materials                                            1.87%
Diversified                                                1.40%
Liabilities in Excess of Other Assets, Net             (-17.08%)
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================





Schedule of Investments

June 30, 2007 (unaudited)
MidCap Growth Account

                                                                             Shares Held               Value (000's)
COMMON STOCKS (99.49%)
Aerospace & Defense (0.63%)
Rockwell Collins Inc                                                                  7,350        $               519
                                                                                                      -----------------

Airlines (0.58%)
Continental Airlines Inc (a)                                                          8,500                        288
US Airways Group Inc (a)(b)                                                           6,300                        191
                                                                                                      -----------------
                                                                                                                   479
                                                                                                      -----------------
Apparel Manufacturers (1.75%)
Coach Inc (a)                                                                        21,250                      1,007
Phillips-Van Heusen (b)                                                               7,050                        427
                                                                                                      -----------------
                                                                                                                 1,434
                                                                                                      -----------------
Applications Software (1.31%)
Citrix Systems Inc (a)                                                               14,050                        473
Intuit Inc (a)                                                                       14,400                        433
Quest Software Inc (a)                                                               10,100                        164
                                                                                                      -----------------
                                                                                                                 1,070
                                                                                                      -----------------
Auction House & Art Dealer (0.36%)
Sotheby's (b)                                                                         6,400                        295
                                                                                                      -----------------

Beverages - Wine & Spirits (0.49%)
Brown-Forman Corp                                                                     5,450                        398
                                                                                                      -----------------

Broadcasting Services & Programming (0.67%)
Liberty Media Holding Corp - Capital (a)                                              4,700                        553
                                                                                                      -----------------

Building - Heavy Construction (0.62%)
Granite Construction Inc                                                              7,900                        507
                                                                                                      -----------------

Building - Residential & Commercial (0.68%)
Lennar Corp (b)                                                                       5,950                        217
NVR Inc (a)(b)                                                                          500                        340
                                                                                                      -----------------
                                                                                                                   557
                                                                                                      -----------------
Building Products - Cement & Aggregate (0.32%)
Martin Marietta Materials Inc (b)                                                     1,600                        259
                                                                                                      -----------------

Cable TV (0.78%)
EchoStar Communications Corp (a)                                                     14,650                        635
                                                                                                      -----------------

Casino Services (0.71%)
International Game Technology                                                        14,700                        584
                                                                                                      -----------------

Cellular Telecommunications (0.86%)
NII Holdings Inc (a)(b)                                                               8,700                        702
                                                                                                      -----------------

Chemicals - Diversified (0.92%)
Lyondell Chemical Co                                                                 13,650                        507
Westlake Chemical Corp (b)                                                            8,800                        247
                                                                                                      -----------------
                                                                                                                   754
                                                                                                      -----------------

Chemicals - Specialty (0.45%)
Ashland Inc                                                                           5,800                        371
                                                                                                      -----------------

Commercial Services - Finance (1.42%)
Equifax Inc                                                                          12,900                        573
Interactive Data Corp                                                                10,600                        284
Moody's Corp (b)                                                                      4,950                        308
                                                                                                      -----------------
                                                                                                                 1,165
                                                                                                      -----------------
Computer Services (1.59%)
Cognizant Technology Solutions Corp (a)                                               9,800                        736
Factset Research Systems Inc                                                          8,350                        571
                                                                                                      -----------------
                                                                                                                 1,307
                                                                                                      -----------------
Computers - Integrated Systems (0.77%)
NCR Corp (a)                                                                         12,000                        630
                                                                                                      -----------------

Computers - Memory Devices (0.66%)
Western Digital Corp (a)(b)                                                          28,150                        545
                                                                                                      -----------------

Computers - Peripheral Equipment (0.50%)
Lexmark International Inc (a)                                                         8,300                        409
                                                                                                      -----------------

Consulting Services (0.48%)
Watson Wyatt Worldwide Inc                                                            7,850                        396
                                                                                                      -----------------

Consumer Products - Miscellaneous (0.44%)
Clorox Co                                                                             5,750                        357
                                                                                                      -----------------

Containers - Paper & Plastic (0.64%)
Pactiv Corp (a)                                                                      16,400                        523
                                                                                                      -----------------

Cosmetics & Toiletries (0.36%)
Bare Escentuals Inc (a)                                                               8,750                        299
                                                                                                      -----------------

Data Processing & Management (1.90%)
Mastercard Inc                                                                        4,400                        730
NAVTEQ Corp (a)                                                                      15,400                        652
Total System Services Inc (b)                                                         6,050                        178
                                                                                                      -----------------
                                                                                                                 1,560
                                                                                                      -----------------
Dental Supplies & Equipment (0.32%)
Dentsply International Inc                                                            6,850                        262
                                                                                                      -----------------

Dialysis Centers (0.63%)
DaVita Inc (a)                                                                        9,650                        520
                                                                                                      -----------------

Disposable Medical Products (0.92%)
CR Bard Inc                                                                           9,100                        752
                                                                                                      -----------------

Distribution & Wholesale (0.54%)
WW Grainger Inc                                                                       4,800                        447
                                                                                                      -----------------

Diversified Manufacturing Operations (2.78%)
Acuity Brands Inc                                                                     5,750                        347
Eaton Corp                                                                            5,300                        493
Parker Hannifin Corp                                                                  6,900                        675
Textron Inc                                                                           6,900                        760
                                                                                                      -----------------
                                                                                                                 2,275
                                                                                                      -----------------

Drug Delivery Systems (0.72%)
Hospira Inc (a)                                                                      15,200                        593
                                                                                                      -----------------

E-Commerce - Products (0.37%)
NutriSystem Inc (a)(b)                                                                4,300                        300
                                                                                                      -----------------

E-Commerce - Services (0.40%)
priceline.com Inc (a)(b)                                                              4,750                        326
                                                                                                      -----------------

Electric - Integrated (1.74%)
Constellation Energy Group Inc                                                       10,550                        919
Edison International                                                                  9,100                        511
                                                                                                      -----------------
                                                                                                                 1,430
                                                                                                      -----------------
Electronic Components - Miscellaneous (0.58%)
Gentex Corp                                                                          24,350                        479
                                                                                                      -----------------

Electronic Components - Semiconductors (2.36%)
Intersil Corp                                                                        12,400                        390
Microchip Technology Inc                                                             20,950                        776
National Semiconductor Corp                                                          27,300                        772
                                                                                                      -----------------
                                                                                                                 1,938
                                                                                                      -----------------
Electronic Measurement Instruments (0.64%)
Agilent Technologies Inc (a)                                                         13,550                        521
                                                                                                      -----------------

Engineering - Research & Development Services (0.79%)
EMCOR Group Inc (a)                                                                   4,400                        321
Jacobs Engineering Group Inc (a)(b)                                                   5,700                        328
                                                                                                      -----------------
                                                                                                                   649
                                                                                                      -----------------
Engines - Internal Combustion (0.72%)
Cummins Inc                                                                           5,850                        592
                                                                                                      -----------------

Enterprise Software & Services (1.43%)
BEA Systems Inc (a)                                                                  40,750                        558
CA Inc                                                                               23,700                        612
                                                                                                      -----------------
                                                                                                                 1,170
                                                                                                      -----------------
Fiduciary Banks (1.12%)
Northern Trust Corp                                                                  14,250                        915
                                                                                                      -----------------

Finance - Commercial (0.42%)
CIT Group Inc                                                                         6,350                        348
                                                                                                      -----------------

Finance - Other Services (0.82%)
GFI Group Inc (a)                                                                     2,200                        160
IntercontinentalExchange Inc (a)(b)                                                   3,450                        510
                                                                                                      -----------------
                                                                                                                   670
                                                                                                      -----------------
Food - Meat Products (0.45%)
Hormel Foods Corp                                                                     9,900                        370
                                                                                                      -----------------

Food - Miscellaneous/Diversified (1.65%)
ConAgra Foods Inc                                                                    13,000                        349
HJ Heinz Co                                                                          15,150                        719
McCormick & Co Inc/MD                                                                 7,350                        281
                                                                                                      -----------------
                                                                                                                 1,349
                                                                                                      -----------------
Footwear & Related Apparel (0.40%)
CROCS Inc (a)(b)                                                                      7,600                        327
                                                                                                      -----------------


Gas - Distribution (0.40%)
Sempra Energy                                                                         5,550                        329
                                                                                                      -----------------

Hotels & Motels (1.24%)
Choice Hotels International Inc                                                      10,450                        413
Starwood Hotels & Resorts Worldwide Inc                                               9,050                        607
                                                                                                      -----------------
                                                                                                                 1,020
                                                                                                      -----------------
Human Resources (0.92%)
Manpower Inc                                                                          8,200                        756
                                                                                                      -----------------

Independent Power Producer (0.87%)
Mirant Corp (a)                                                                      16,650                        710
                                                                                                      -----------------

Industrial Audio & Video Products (0.67%)
Dolby Laboratories Inc (a)                                                           15,450                        547
                                                                                                      -----------------

Industrial Automation & Robots (0.60%)
Rockwell Automation Inc/DE                                                            7,100                        493
                                                                                                      -----------------

Industrial Gases (0.74%)
Airgas Inc                                                                           12,600                        604
                                                                                                      -----------------

Instruments - Controls (0.61%)
Mettler Toledo International Inc (a)                                                  5,200                        497
                                                                                                      -----------------

Internet Infrastructure Software (0.60%)
Akamai Technologies Inc (a)(b)                                                       10,150                        494
                                                                                                      -----------------

Internet Security (0.84%)
McAfee Inc (a)                                                                       19,450                        685
                                                                                                      -----------------

Investment Management & Advisory Services (2.74%)
AllianceBernstein Holding LP                                                          6,600                        575
Eaton Vance Corp                                                                     14,600                        645
Federated Investors Inc                                                              12,700                        487
T Rowe Price Group Inc                                                               10,400                        539
                                                                                                      -----------------
                                                                                                                 2,246
                                                                                                      -----------------
Machinery - Farm (0.45%)
AGCO Corp (a)(b)                                                                      8,450                        367
                                                                                                      -----------------

Machinery Tools & Related Products (0.36%)
Lincoln Electric Holdings Inc                                                         4,000                        297
                                                                                                      -----------------

Medical - Biomedical/Gene (0.59%)
Genzyme Corp (a)                                                                      7,550                        486
                                                                                                      -----------------

Medical - Drugs (3.09%)
Allergan Inc                                                                          4,950                        285
Endo Pharmaceuticals Holdings Inc (a)                                                 9,050                        310
Forest Laboratories Inc (a)                                                          10,800                        493
King Pharmaceuticals Inc (a)(b)                                                      26,850                        549
OSI Pharmaceuticals Inc (a)(b)                                                        9,200                        333
Sepracor Inc (a)(b)                                                                   8,350                        343
Viropharma Inc (a)                                                                   15,650                        216
                                                                                                      -----------------
                                                                                                                 2,529
                                                                                                      -----------------
Medical - HMO (2.04%)
Coventry Health Care Inc (a)                                                         13,850                        799

Medical - HMO
Humana Inc (a)                                                                       14,400                        877
                                                                                                      -----------------
                                                                                                                 1,676
                                                                                                      -----------------
Medical - Wholesale Drug Distribution (0.71%)
AmerisourceBergen Corp                                                               11,700                        579
                                                                                                      -----------------

Medical Instruments (1.04%)
Edwards Lifesciences Corp (a)                                                         7,700                        380
St Jude Medical Inc (a)                                                              11,400                        473
                                                                                                      -----------------
                                                                                                                   853
                                                                                                      -----------------
Medical Laboratory & Testing Service (1.26%)
Laboratory Corp of America Holdings (a)(b)                                            8,350                        653
Quest Diagnostics Inc                                                                 7,300                        377
                                                                                                      -----------------
                                                                                                                 1,030
                                                                                                      -----------------
Medical Products (1.22%)
Henry Schein Inc (a)                                                                 12,700                        679
Mentor Corp (b)                                                                       7,900                        321
                                                                                                      -----------------
                                                                                                                 1,000
                                                                                                      -----------------
Metal Processors & Fabrication (0.70%)
Precision Castparts Corp                                                              4,750                        576
                                                                                                      -----------------

Motorcycle/Motor Scooter (0.99%)
Harley-Davidson Inc                                                                  13,550                        808
                                                                                                      -----------------

Multi-Line Insurance (0.58%)
HCC Insurance Holdings Inc                                                           14,250                        476
                                                                                                      -----------------

Networking Products (0.42%)
Foundry Networks Inc (a)(b)                                                          20,800                        347
                                                                                                      -----------------

Non-Hazardous Waste Disposal (0.39%)
Republic Services Inc                                                                10,525                        322
                                                                                                      -----------------

Oil - Field Services (0.55%)
Superior Energy Services (a)(b)                                                      11,250                        449
                                                                                                      -----------------

Oil & Gas Drilling (3.89%)
ENSCO International Inc                                                              12,500                        762
GlobalSantaFe Corp                                                                   14,700                      1,062
Noble Corp                                                                            9,700                        946
Pride International Inc (a)(b)                                                       11,150                        418
                                                                                                      -----------------
                                                                                                                 3,188
                                                                                                      -----------------
Oil Company - Exploration & Production (2.64%)
Chesapeake Energy Corp                                                               15,900                        550
Cimarex Energy Co                                                                    10,450                        412
Noble Energy Inc                                                                      9,800                        612
Unit Corp (a)                                                                         9,400                        591
                                                                                                      -----------------
                                                                                                                 2,165
                                                                                                      -----------------
Oil Refining & Marketing (1.44%)
Frontier Oil Corp                                                                     5,650                        247
Holly Corp                                                                            5,850                        434
Tesoro Corp (b)                                                                       8,800                        503
                                                                                                      -----------------
                                                                                                                 1,184
                                                                                                      -----------------
Paper & Related Products (0.40%)
International Paper Co                                                                8,350                        326
                                                                                                      -----------------


Pipelines (0.52%)
Oneok Inc                                                                             8,500                        428
                                                                                                      -----------------

Printing - Commercial (0.41%)
RR Donnelley & Sons Co                                                                7,700                        335
                                                                                                      -----------------

Publishing - Periodicals (0.50%)
Idearc Inc                                                                           11,550                        408
                                                                                                      -----------------

Quarrying (0.33%)
Vulcan Materials Co (b)                                                               2,350                        269
                                                                                                      -----------------

Racetracks (0.84%)
International Speedway Corp                                                           3,950                        208
Penn National Gaming Inc (a)(b)                                                       8,050                        484
                                                                                                      -----------------
                                                                                                                   692
                                                                                                      -----------------
REITS - Hotels (0.37%)
Hospitality Properties Trust                                                          7,250                        301
                                                                                                      -----------------

REITS - Mortgage (0.49%)
CapitalSource Inc (b)                                                                16,200                        398
                                                                                                      -----------------

REITS - Regional Malls (0.25%)
General Growth Properties Inc                                                         3,800                        201
                                                                                                      -----------------

REITS - Single Tenant (0.35%)
Realty Income Corp                                                                   11,550                        291
                                                                                                      -----------------

REITS - Warehouse & Industrial (0.88%)
Prologis                                                                             12,700                        723
                                                                                                      -----------------

Rental - Auto & Equipment (0.48%)
United Rentals Inc (a)(b)                                                            12,000                        390
                                                                                                      -----------------

Retail - Apparel & Shoe (1.91%)
American Eagle Outfitters Inc                                                        15,750                        404
AnnTaylor Stores Corp (a)                                                             8,100                        287
Nordstrom Inc (b)                                                                    17,050                        872
                                                                                                      -----------------
                                                                                                                 1,563
                                                                                                      -----------------
Retail - Auto Parts (0.65%)
Autozone Inc (a)                                                                      3,900                        533
                                                                                                      -----------------

Retail - Catalog Shopping (0.46%)
MSC Industrial Direct Co                                                              6,800                        374
                                                                                                      -----------------

Retail - Discount (1.21%)
Big Lots Inc (a)(b)                                                                  13,450                        396
Dollar Tree Stores Inc (a)                                                           13,650                        594
                                                                                                      -----------------
                                                                                                                   990
                                                                                                      -----------------
Retail - Major Department Store (1.09%)
JC Penney Co Inc                                                                     12,350                        894
                                                                                                      -----------------

Retail - Office Supplies (0.75%)
Office Depot Inc (a)                                                                 20,350                        617
                                                                                                      -----------------

Retail - Restaurants (1.59%)
Brinker International Inc (b)                                                         8,700                        255
Retail - Restaurants
Darden Restaurants Inc                                                               11,200                        493
Yum! Brands Inc                                                                      17,100                        559
                                                                                                      -----------------
                                                                                                                 1,307
                                                                                                      -----------------
Semiconductor Component - Integrated Circuits (2.80%)
Analog Devices Inc                                                                   11,650                        438
Emulex Corp (a)                                                                       7,450                        163
Integrated Device Technology Inc (a)                                                 16,300                        249
Linear Technology Corp (b)                                                           21,800                        789
Maxim Integrated Products Inc                                                        19,700                        658
                                                                                                      -----------------
                                                                                                                 2,297
                                                                                                      -----------------
Semiconductor Equipment (1.67%)
Lam Research Corp (a)(b)                                                             14,350                        738
Teradyne Inc (a)(b)                                                                  35,850                        630
                                                                                                      -----------------
                                                                                                                 1,368
                                                                                                      -----------------
Steel - Producers (2.16%)
Carpenter Technology Corp                                                             4,200                        547
Chaparral Steel Co                                                                    5,250                        378
Steel Dynamics Inc                                                                    9,050                        379
United States Steel Corp                                                              4,300                        468
                                                                                                      -----------------
                                                                                                                 1,772
                                                                                                      -----------------
Steel - Specialty (0.70%)
Allegheny Technologies Inc                                                            5,450                        572
                                                                                                      -----------------

Telecommunication Equipment (0.39%)
Adtran Inc (b)                                                                       12,350                        321
                                                                                                      -----------------

Telephone - Integrated (0.66%)
Telephone & Data Systems Inc                                                          4,000                        250
Windstream Corp                                                                      19,550                        289
                                                                                                      -----------------
                                                                                                                   539
                                                                                                      -----------------
Tobacco (0.34%)
Reynolds American Inc (b)                                                             4,250                        277
                                                                                                      -----------------

Tools - Hand Held (0.24%)
Snap-On Inc                                                                           3,900                        197
                                                                                                      -----------------

Toys (0.28%)
Marvel Entertainment Inc (a)(b)                                                       9,150                        233
                                                                                                      -----------------

Transport - Marine (1.43%)
Overseas Shipholding Group                                                            6,500                        529
Tidewater Inc (b)                                                                     9,100                        645
                                                                                                      -----------------
                                                                                                                 1,174
                                                                                                      -----------------
Transport - Rail (0.81%)
CSX Corp (b)                                                                         14,700                        663
                                                                                                      -----------------

Transport - Services (0.47%)
Ryder System Inc                                                                      7,100                        382
                                                                                                      -----------------

Transport - Truck (0.44%)
Con-way Inc                                                                           7,200                        362
                                                                                                      -----------------

Wireless Equipment (1.34%)
American Tower Corp (a)                                                              21,450                        901

Wireless Equipment
Interdigital Communications Corp (a)(b)                                               6,100                        196
                                                                                                      -----------------
                                                                                                                 1,097
                                                                                                      -----------------
TOTAL COMMON STOCKS                                                                                $            81,548
                                                                                                      -----------------
                                                                              Principal
                                                                            Amount (000's)             Value (000's)
MONEY MARKET FUNDS (19.23%)
Money Center Banks (19.23%)
BNY Institutional Cash Reserve Fund (c)                                              15,762                     15,762
                                                                                                      -----------------
TOTAL MONEY MARKET FUNDS                                                                           $            15,762
                                                                                                      -----------------
Total Investments                                                                                  $            97,310
Liabilities in Excess of Other Assets, Net - (18.72)%                                                         (15,342)
                                                                                                      -----------------
TOTAL NET ASSETS - 100.00%                                                                         $            81,968
                                                                                                      =================
                                                                                                      -----------------

                                                                                                      =================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $            11,891
Unrealized Depreciation                                            (1,651)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                          10,240
Cost for federal income tax purposes                                87,070
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Sector                                                   Percent
----------------------------------------------- -----------------
Financial                                                 27.24%
Consumer, Non-cyclical                                    20.33%
Consumer, Cyclical                                        15.69%
Technology                                                15.00%
Industrial                                                14.89%
Energy                                                     9.05%
Communications                                             7.82%
Basic Materials                                            5.69%
Utilities                                                  3.01%
Liabilities in Excess of Other Assets, Net             (-18.72%)
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================



Schedule of Investments

June 30, 2007 (unaudited)
MidCap Stock Account

                                                                        Shares Held               Value (000's)
COMMON STOCKS (95.14%)
Airlines (3.32%)
Alaska Air Group Inc (a)                                                        24,200        $               674
AMR Corp (a)(b)                                                                 45,400                      1,196
Continental Airlines Inc (a)(b)                                                 43,400                      1,470
                                                                                                 -----------------
                                                                                                            3,340
                                                                                                 -----------------
Auto/Truck Parts & Equipment - Original (2.20%)
Magna International Inc                                                         24,300                      2,211
                                                                                                 -----------------

Cellular Telecommunications (0.26%)
US Cellular Corp (a)                                                             2,900                        263
                                                                                                 -----------------

Chemicals - Specialty (3.95%)
Cabot Corp                                                                      32,700                      1,559
Lubrizol Corp                                                                   37,400                      2,414
                                                                                                 -----------------
                                                                                                            3,973
                                                                                                 -----------------
Coatings & Paint (2.24%)
Valspar Corp                                                                    79,500                      2,259
                                                                                                 -----------------

Commercial Banks (2.16%)
TCF Financial Corp (b)                                                          78,100                      2,171
                                                                                                 -----------------

Commercial Services (2.26%)
Convergys Corp (a)                                                               9,000                        218
Weight Watchers International Inc                                               40,400                      2,054
                                                                                                 -----------------
                                                                                                            2,272
                                                                                                 -----------------
Computers - Integrated Systems (1.37%)
Diebold Inc                                                                     26,400                      1,378
                                                                                                 -----------------

Computers - Memory Devices (1.66%)
Network Appliance Inc (a)                                                       57,200                      1,670
                                                                                                 -----------------

Computers - Peripheral Equipment (1.91%)
Electronics for Imaging (a)                                                     68,000                      1,919
                                                                                                 -----------------

Cosmetics & Toiletries (0.75%)
Estee Lauder Cos Inc/The (b)                                                    16,600                        755
                                                                                                 -----------------

Data Processing & Management (3.32%)
Acxiom Corp                                                                     37,600                        994
Fidelity National Information Services                                          43,253                      2,348
                                                                                                 -----------------
                                                                                                            3,342
                                                                                                 -----------------
Diversified Manufacturing Operations (2.75%)
Federal Signal Corp (b)                                                         42,900                        681
Teleflex Inc                                                                    25,500                      2,085
                                                                                                 -----------------
                                                                                                            2,766
                                                                                                 -----------------
Electric - Integrated (3.07%)
DTE Energy Co                                                                   21,100                      1,018
Pinnacle West Capital Corp (b)                                                  52,100                      2,076
                                                                                                 -----------------
                                                                                                            3,094
                                                                                                 -----------------

Electronic Components - Semiconductors (2.75%)
Microchip Technology Inc (b)                                                    74,850                      2,772
                                                                                                 -----------------

Electronic Design Automation (0.25%)
Synopsys Inc (a)                                                                 9,400                        248
                                                                                                 -----------------

Electronic Parts Distribution (1.47%)
Arrow Electronics Inc (a)(b)                                                    38,600                      1,483
                                                                                                 -----------------

Enterprise Software & Services (1.34%)
BMC Software Inc (a)                                                            44,700                      1,354
                                                                                                 -----------------

Finance - Investment Banker & Broker (0.86%)
AG Edwards Inc                                                                  10,300                        871
                                                                                                 -----------------

Financial Guarantee Insurance (4.80%)
AMBAC Financial Group Inc                                                       22,400                      1,953
MGIC Investment Corp (b)                                                        28,000                      1,592
PMI Group Inc/The                                                               28,891                      1,291
                                                                                                 -----------------
                                                                                                            4,836
                                                                                                 -----------------
Food - Dairy Products (0.58%)
Dean Foods Co (b)                                                               18,200                        580
                                                                                                 -----------------

Gas - Distribution (2.03%)
NiSource Inc (b)                                                                98,900                      2,048
                                                                                                 -----------------

Machinery Tools & Related Products (2.54%)
Lincoln Electric Holdings Inc                                                   34,500                      2,561
                                                                                                 -----------------

Medical - Generic Drugs (1.88%)
Mylan Laboratories Inc (b)                                                     103,825                      1,889
                                                                                                 -----------------

Medical - Hospitals (2.03%)
Universal Health Services Inc                                                   33,300                      2,048
                                                                                                 -----------------

Medical - Wholesale Drug Distribution (0.66%)
AmerisourceBergen Corp                                                          13,500                        668
                                                                                                 -----------------

Medical Information Systems (2.32%)
IMS Health Inc                                                                  72,602                      2,333
                                                                                                 -----------------

Medical Instruments (1.92%)
Edwards Lifesciences Corp (a)(b)                                                39,100                      1,929
                                                                                                 -----------------

Medical Laboratory & Testing Service (2.28%)
Covance Inc (a)(b)                                                              33,500                      2,297
                                                                                                 -----------------

Multi-Line Insurance (2.71%)
HCC Insurance Holdings Inc (b)                                                  81,700                      2,730
                                                                                                 -----------------

Non-Hazardous Waste Disposal (3.22%)
Allied Waste Industries Inc (a)(b)                                              69,600                        937
Republic Services Inc                                                           75,400                      2,310
                                                                                                 -----------------
                                                                                                            3,247
                                                                                                 -----------------
Office Furnishings - Original (2.13%)
HNI Corp                                                                        52,300                      2,144
                                                                                                 -----------------

Oil & Gas Drilling (2.39%)
Nabors Industries Ltd (a)(b)                                                    72,100                      2,407
                                                                                                 -----------------

Oil Company - Exploration & Production (4.06%)
Cimarex Energy Co (b)                                                           51,300                      2,022
Noble Energy Inc                                                                33,200                      2,071
                                                                                                 -----------------
                                                                                                            4,093
                                                                                                 -----------------
Oil Refining & Marketing (0.20%)
Tesoro Corp (b)                                                                  3,600                        206
                                                                                                 -----------------

Pharmacy Services (1.24%)
Express Scripts Inc (a)                                                         25,000                      1,250
                                                                                                 -----------------

Property & Casualty Insurance (2.02%)
Fidelity National Financial Inc (b)                                             86,026                      2,039
                                                                                                 -----------------

Reinsurance (1.05%)
Max Capital Group Ltd                                                           37,300                      1,056
                                                                                                 -----------------

REITS - Mortgage (1.35%)
Redwood Trust Inc (b)                                                           28,200                      1,364
                                                                                                 -----------------

REITS - Office Property (1.10%)
Alexandria Real Estate Equities Inc (b)                                         11,400                      1,104
                                                                                                 -----------------

REITS - Regional Malls (1.17%)
General Growth Properties Inc (b)                                               22,200                      1,176
                                                                                                 -----------------

Rental - Auto & Equipment (2.40%)
Aaron Rents Inc (b)                                                             82,700                      2,415
                                                                                                 -----------------

Retail - Apparel & Shoe (1.32%)
Nordstrom Inc (b)                                                               26,000                      1,329
                                                                                                 -----------------

Retail - Jewelry (2.04%)
Tiffany & Co (b)                                                                38,800                      2,059
                                                                                                 -----------------

Retail - Restaurants (1.94%)
Papa John's International Inc (a)                                               44,500                      1,280
Yum! Brands Inc                                                                 20,600                        674
                                                                                                 -----------------
                                                                                                            1,954
                                                                                                 -----------------
Savings & Loans - Thrifts (2.35%)
Washington Federal Inc (b)                                                      97,150                      2,362
                                                                                                 -----------------

Toys (1.49%)
Mattel Inc                                                                      59,400                      1,502
                                                                                                 -----------------

Transport - Marine (2.03%)
Tidewater Inc (b)                                                               28,900                      2,048
                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                           $            95,815
                                                                                                 -----------------

                                                                 Principal
                                                               Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (4.52%)
Repurchase Agreements (4.52%)
Investment in Joint Trading Account; Bank of America;
5.20% dated 06/29/07 maturing 07/02/07                              2,276                      2,276
(collateralized by U.S.
Government Agency Issues; $2,344,000; 0% - 6.625%;
dated 07/11/07-03/09/17)


Repurchase Agreements
Investment in Joint Trading Account; Deutsche Bank;
5.30% dated 06/29/07 maturing 07/02/07                              2,276                      2,276
(collateralized by U.S.
Government Agency Issues; $2,344,000; 0% - 6.625%;
dated 07/11/07-03/09/17)
                                                                                       -----------------

                                                                                                  4,552
                                                                                       -----------------
TOTAL SHORT TERM INVESTMENTS                                                        $             4,552
                                                                                       -----------------
MONEY MARKET FUNDS (23.71%)
Money Center Banks (23.71%)
BNY Institutional Cash Reserve Fund (c)                               23,877                     23,877
                                                                                       -----------------
TOTAL MONEY MARKET FUNDS                                                            $            23,877
                                                                                       -----------------
Total Investments                                                                   $           124,244
Liabilities in Excess of Other Assets, Net - (23.37)%                                          (23,535)
                                                                                       -----------------
TOTAL NET ASSETS - 100.00%                                                          $           100,709
                                                                                       =================
                                                                                       -----------------

                                                                                       =================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $            35,903
Unrealized Depreciation                                             (611)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                         35,292
Cost for federal income tax purposes                               88,952
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Sector                                                   Percent
----------------------------------------------- -----------------
Financial                                                 47.80%
Consumer, Non-cyclical                                    15.99%
Technology                                                14.91%
Consumer, Cyclical                                        14.44%
Industrial                                                12.02%
Energy                                                     6.66%
Basic Materials                                            6.19%
Utilities                                                  5.10%
Communications                                             0.26%
Liabilities in Excess of Other Assets, Net             (-23.37%)
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================



 Schedule of Investments

June 30, 2007 (unaudited)
MidCap Value Account

                                                                            Shares Held               Value (000's)
COMMON STOCKS (96.91%)
Aerospace & Defense (0.37%)
Empresa Brasileira de Aeronautica SA ADR                                             5,967        $               288
Spirit Aerosystems Holdings Inc (a)                                                  8,600                        310
                                                                                                     -----------------
                                                                                                                  598
                                                                                                     -----------------
Airlines (0.42%)
Alaska Air Group Inc (a)                                                             1,900                         53
US Airways Group Inc (a)                                                            20,500                        620
                                                                                                     -----------------
                                                                                                                  673
                                                                                                     -----------------
Apparel Manufacturers (1.69%)
Jones Apparel Group Inc                                                             31,100                        878
Liz Claiborne Inc                                                                   49,300                      1,839
                                                                                                     -----------------
                                                                                                                2,717
                                                                                                     -----------------
Appliances (1.24%)
Whirlpool Corp                                                                      17,928                      1,994
                                                                                                     -----------------

Auto - Car & Light Trucks (0.89%)
Ford Motor Co (b)                                                                  152,100                      1,433
                                                                                                     -----------------

Auto/Truck Parts & Equipment - Original (0.93%)
Autoliv Inc                                                                         12,500                        711
TRW Automotive Holdings Corp (a)                                                    21,300                        784
                                                                                                     -----------------
                                                                                                                1,495
                                                                                                     -----------------
Batteries & Battery Systems (0.48%)
Energizer Holdings Inc (a)                                                           7,800                        777
                                                                                                     -----------------

Beverages - Non-Alcoholic (0.41%)
Pepsi Bottling Group Inc                                                            19,800                        667
                                                                                                     -----------------

Beverages - Wine & Spirits (0.77%)
Constellation Brands Inc (a)(b)                                                     50,872                      1,235
                                                                                                     -----------------

Building - Heavy Construction (1.07%)
Chicago Bridge & Iron Co NV                                                         22,210                        838
Perini Corp (a)                                                                     14,400                        886
                                                                                                     -----------------
                                                                                                                1,724
                                                                                                     -----------------
Building - Maintenance & Service (0.16%)
ABM Industries Inc                                                                   9,800                        253
                                                                                                     -----------------

Building - Residential & Commercial (3.35%)
Centex Corp                                                                         29,528                      1,184
Hovnanian Enterprises Inc (a)(b)                                                    23,885                        395
KB Home (b)                                                                         20,515                        808
Lennar Corp (b)                                                                     16,466                        602
Meritage Homes Corp (a)(b)                                                          18,000                        481
NVR Inc (a)(b)                                                                       2,489                      1,692
Ryland Group Inc                                                                     6,300                        235
                                                                                                     -----------------
                                                                                                                5,397
                                                                                                     -----------------

Building Products - Air & Heating (0.04%)
Lennox International Inc                                                             2,000                         68
                                                                                                     -----------------

Chemicals - Diversified (2.21%)
Celanese Corp                                                                       21,200                        822
FMC Corp                                                                             8,800                        787
Huntsman Corp.                                                                       1,900                         46
Lyondell Chemical Co (b)                                                            18,300                        679
PPG Industries Inc                                                                  14,200                      1,081
Rohm & Haas Co (b)                                                                   2,600                        142
                                                                                                     -----------------
                                                                                                                3,557
                                                                                                     -----------------
Chemicals - Specialty (0.77%)
Eastman Chemical Co                                                                 12,700                        817
Lubrizol Corp                                                                        6,700                        433
                                                                                                     -----------------
                                                                                                                1,250
                                                                                                     -----------------
Coal (0.19%)
Arch Coal Inc (b)                                                                    8,633                        300
                                                                                                     -----------------

Commercial Banks (2.11%)
Colonial BancGroup Inc/The                                                          30,500                        762
M&T Bank Corp                                                                        2,500                        267
Marshall & Ilsley Corp                                                              13,700                        652
UnionBanCal Corp                                                                    10,600                        633
Zions Bancorporation                                                                14,200                      1,092
                                                                                                     -----------------
                                                                                                                3,406
                                                                                                     -----------------
Commercial Services (0.51%)
Convergys Corp (a)                                                                  34,200                        829
                                                                                                     -----------------

Computer Services (2.01%)
Computer Sciences Corp (a)                                                          21,400                      1,266
Electronic Data Systems Corp                                                        36,600                      1,015
Unisys Corp (a)                                                                    105,300                        962
                                                                                                     -----------------
                                                                                                                3,243
                                                                                                     -----------------
Computers - Integrated Systems (1.05%)
Brocade Communications Systems Inc (a)                                              65,800                        514
NCR Corp (a)                                                                        22,400                      1,177
                                                                                                     -----------------
                                                                                                                1,691
                                                                                                     -----------------
Computers - Peripheral Equipment (0.97%)
Lexmark International Inc (a)(b)                                                    31,872                      1,572
                                                                                                     -----------------

Consulting Services (0.35%)
SAIC Inc (a)(b)                                                                     30,800                        557
                                                                                                     -----------------

Consumer Products - Miscellaneous (0.49%)
Jarden Corp (a)(b)                                                                  18,200                        783
                                                                                                     -----------------

Containers - Metal & Glass (0.06%)
Greif Inc                                                                            1,600                         95
                                                                                                     -----------------

Containers - Paper & Plastic (0.69%)
Bemis Co Inc                                                                        19,300                        640
Sonoco Products Co                                                                  11,200                        480
                                                                                                     -----------------
                                                                                                                1,120
                                                                                                     -----------------
Cosmetics & Toiletries (0.50%)
Alberto-Culver Co                                                                   34,100                        809
                                                                                                     -----------------


Distribution & Wholesale (0.55%)
Ingram Micro Inc (a)                                                                40,600                        881
                                                                                                     -----------------

Diversified Manufacturing Operations (2.68%)
Eaton Corp                                                                          16,070                      1,494
Ingersoll-Rand Co Ltd                                                               19,292                      1,058
Parker Hannifin Corp                                                                12,900                      1,263
Teleflex Inc                                                                         6,100                        499
                                                                                                     -----------------
                                                                                                                4,314
                                                                                                     -----------------
Diversified Minerals (0.52%)
Teck Cominco Ltd                                                                    19,900                        846
                                                                                                     -----------------

Diversified Operations (0.29%)
Walter Industries Inc (b)                                                           16,300                        472
                                                                                                     -----------------

Electric - Integrated (7.35%)
American Electric Power Co Inc                                                      26,600                      1,198
Constellation Energy Group Inc                                                      25,800                      2,249
DPL Inc (b)                                                                         40,059                      1,135
DTE Energy Co                                                                        8,500                        410
Edison International                                                                37,767                      2,119
Entergy Corp                                                                         5,000                        537
FirstEnergy Corp                                                                    17,900                      1,159
Northeast Utilities                                                                 10,400                        295
Pepco Holdings Inc                                                                  22,400                        632
PG&E Corp                                                                              900                         41
PPL Corp                                                                            18,600                        870
Puget Energy Inc                                                                     3,200                         77
TECO Energy Inc                                                                     25,500                        438
Wisconsin Energy Corp                                                               15,500                        686
                                                                                                     -----------------
                                                                                                               11,846
                                                                                                     -----------------
Electronic Components - Miscellaneous (0.17%)
Sanmina-SCI Corp (a)                                                                88,300                        276
                                                                                                     -----------------

Electronic Components - Semiconductors (0.37%)
International Rectifier Corp (a)                                                    16,098                        600
                                                                                                     -----------------

Electronic Parts Distribution (1.17%)
Arrow Electronics Inc (a)                                                           23,400                        899
Avnet Inc (a)(b)                                                                    24,900                        987
                                                                                                     -----------------
                                                                                                                1,886
                                                                                                     -----------------
Electronics - Military (0.19%)
L-3 Communications Holdings Inc                                                      3,100                        302
                                                                                                     -----------------

Engineering - Research & Development Services (1.10%)
EMCOR Group Inc (a)                                                                  2,000                        146
McDermott International, Inc. (a)(b)                                                 9,200                        765
URS Corp (a)                                                                        17,800                        864
                                                                                                     -----------------
                                                                                                                1,775
                                                                                                     -----------------
Entertainment Software (0.54%)
Take-Two Interactive Software Inc (a)(b)                                            43,300                        865
                                                                                                     -----------------

Fiduciary Banks (0.72%)
Northern Trust Corp                                                                 13,100                        841
Wilmington Trust Corp (b)                                                            7,700                        320
                                                                                                     -----------------
                                                                                                                1,161
                                                                                                     -----------------

Finance - Investment Banker & Broker (0.81%)
Bear Stearns Cos Inc/The                                                             8,507                      1,191
Raymond James Financial Inc                                                          3,900                        121
                                                                                                     -----------------
                                                                                                                1,312
                                                                                                     -----------------
Finance - Mortgage Loan/Banker (0.63%)
IndyMac Bancorp Inc (b)                                                             34,967                      1,020
                                                                                                     -----------------

Financial Guarantee Insurance (1.44%)
MGIC Investment Corp (b)                                                            21,000                      1,194
PMI Group Inc/The                                                                   25,331                      1,132
                                                                                                     -----------------
                                                                                                                2,326
                                                                                                     -----------------
Food - Canned (0.26%)
Del Monte Foods Co                                                                  34,100                        415
                                                                                                     -----------------

Food - Meat Products (1.50%)
Smithfield Foods Inc (a)(b)                                                         54,500                      1,678
Tyson Foods Inc                                                                     32,400                        747
                                                                                                     -----------------
                                                                                                                2,425
                                                                                                     -----------------
Food - Miscellaneous/Diversified (2.69%)
ConAgra Foods Inc                                                                   85,500                      2,297
Corn Products International Inc                                                     13,400                        609
HJ Heinz Co                                                                         17,300                        821
McCormick & Co Inc/MD                                                               15,800                        603
                                                                                                     -----------------
                                                                                                                4,330
                                                                                                     -----------------
Food - Retail (0.91%)
Safeway Inc                                                                         43,200                      1,470
                                                                                                     -----------------

Food - Wholesale & Distribution (0.30%)
SUPERVALU Inc                                                                       10,500                        486
                                                                                                     -----------------

Gas - Distribution (2.75%)
AGL Resources Inc                                                                   18,700                        757
Atmos Energy Corp                                                                   55,600                      1,671
NiSource Inc                                                                        42,300                        876
Sempra Energy                                                                       12,500                        740
UGI Corp                                                                            14,500                        396
                                                                                                     -----------------
                                                                                                                4,440
                                                                                                     -----------------
Independent Power Producer (1.27%)
Mirant Corp (a)                                                                     28,361                      1,210
NRG Energy Inc (a)(b)                                                               20,144                        837
                                                                                                     -----------------
                                                                                                                2,047
                                                                                                     -----------------
Industrial Gases (0.55%)
Air Products & Chemicals Inc                                                        11,100                        892
                                                                                                     -----------------

Internet Application Software (0.11%)
RealNetworks Inc (a)                                                                21,800                        178
                                                                                                     -----------------

Internet Incubators (0.16%)
CMGI Inc (a)                                                                       134,700                        263
                                                                                                     -----------------

Internet Security (0.20%)
Check Point Software Technologies (a)                                               14,032                        320
                                                                                                     -----------------

Investment Management & Advisory Services (0.74%)
Ameriprise Financial Inc                                                            18,700                      1,189
                                                                                                     -----------------


Leisure & Recreation Products (0.56%)
Brunswick Corp/DE (b)                                                               27,500                        897
                                                                                                     -----------------

Life & Health Insurance (2.32%)
Cigna Corp                                                                          20,400                      1,065
Nationwide Financial Services                                                       12,900                        815
Protective Life Corp                                                                18,200                        870
Reinsurance Group of America Inc (b)                                                 2,600                        157
Stancorp Financial Group Inc                                                        16,000                        840
                                                                                                     -----------------
                                                                                                                3,747
                                                                                                     -----------------
Machinery - Construction & Mining (0.80%)
Joy Global Inc (b)                                                                   6,083                        355
Terex Corp (a)                                                                      11,440                        930
                                                                                                     -----------------
                                                                                                                1,285
                                                                                                     -----------------
Medical - Drugs (0.79%)
King Pharmaceuticals Inc (a)(b)                                                     47,300                        968
Shire PLC ADR                                                                        4,123                        305
                                                                                                     -----------------
                                                                                                                1,273
                                                                                                     -----------------
Medical - Generic Drugs (0.06%)
Watson Pharmaceuticals Inc (a)                                                       3,100                        101
                                                                                                     -----------------

Medical - HMO (0.62%)
Aetna Inc                                                                           12,026                        594
AMERIGROUP Corp (a)(b)                                                               3,600                         86
Coventry Health Care Inc (a)                                                         5,485                        316
                                                                                                     -----------------
                                                                                                                  996
                                                                                                     -----------------
Medical - Hospitals (0.25%)
Universal Health Services Inc                                                        6,600                        406
                                                                                                     -----------------

Medical Instruments (0.38%)
Beckman Coulter Inc                                                                  9,500                        614
                                                                                                     -----------------

Metal - Diversified (0.67%)
Freeport-McMoRan Copper & Gold Inc                                                  13,100                      1,085
                                                                                                     -----------------

Metal - Iron (0.50%)
Cleveland-Cliffs Inc (b)                                                            10,300                        800
                                                                                                     -----------------

Metal Processors & Fabrication (1.12%)
Commercial Metals Co                                                                27,700                        936
Timken Co                                                                           24,100                        870
                                                                                                     -----------------
                                                                                                                1,806
                                                                                                     -----------------
Motorcycle/Motor Scooter (0.57%)
Harley-Davidson Inc                                                                 15,504                        924
                                                                                                     -----------------

Multi-Line Insurance (1.61%)
American Financial Group Inc/OH                                                     15,400                        526
Assurant Inc                                                                        15,400                        908
CNA Financial Corp (b)                                                               9,500                        453
HCC Insurance Holdings Inc                                                           2,600                         87
Old Republic International Corp                                                     29,600                        629
                                                                                                     -----------------
                                                                                                                2,603
                                                                                                     -----------------
Non-Hazardous Waste Disposal (0.28%)
Republic Services Inc                                                               14,550                        446
                                                                                                     -----------------


Oil - Field Services (0.31%)
Oceaneering International Inc (a)                                                    9,500                        500
                                                                                                     -----------------

Oil & Gas Drilling (1.20%)
Grey Wolf Inc (a)(b)                                                                22,000                        181
Noble Corp (b)                                                                       8,700                        848
Patterson-UTI Energy Inc (b)                                                        34,400                        902
                                                                                                     -----------------
                                                                                                                1,931
                                                                                                     -----------------
Oil Company - Exploration & Production (2.00%)
Canadian Natural Resources Ltd (b)                                                   5,384                        357
Denbury Resources Inc (a)                                                           13,357                        501
Murphy Oil Corp                                                                     20,100                      1,195
Quicksilver Resources Inc (a)(b)                                                     9,395                        419
Southwestern Energy Co (a)                                                           6,727                        299
Talisman Energy Inc                                                                 15,919                        308
XTO Energy Inc                                                                       2,549                        153
                                                                                                     -----------------
                                                                                                                3,232
                                                                                                     -----------------
Oil Company - Integrated (0.94%)
Hess Corp                                                                           25,700                      1,515
                                                                                                     -----------------

Oil Refining & Marketing (1.02%)
Frontier Oil Corp                                                                   23,500                      1,029
Sunoco Inc                                                                           7,720                        615
                                                                                                     -----------------
                                                                                                                1,644
                                                                                                     -----------------
Pipelines (1.30%)
National Fuel Gas Co                                                                23,557                      1,020
Oneok Inc                                                                           21,400                      1,079
                                                                                                     -----------------
                                                                                                                2,099
                                                                                                     -----------------
Printing - Commercial (0.48%)
RR Donnelley & Sons Co                                                              17,600                        766
                                                                                                     -----------------

Property & Casualty Insurance (2.19%)
Fidelity National Financial Inc (b)                                                 74,200                      1,759
First American Corp                                                                 10,900                        540
WR Berkley Corp                                                                     28,100                        914
Zenith National Insurance Corp                                                       6,800                        320
                                                                                                     -----------------
                                                                                                                3,533
                                                                                                     -----------------
Publishing - Newspapers (1.17%)
Gannett Co Inc                                                                      24,500                      1,347
Washington Post Co/The                                                                 700                        543
                                                                                                     -----------------
                                                                                                                1,890
                                                                                                     -----------------
Racetracks (0.17%)
International Speedway Corp                                                          5,200                        274
                                                                                                     -----------------

Regional Banks (0.19%)
Comerica Inc                                                                         5,200                        309
                                                                                                     -----------------

Reinsurance (1.20%)
Axis Capital Holdings Ltd                                                           13,200                        537
Endurance Specialty Holdings Ltd (b)                                                25,244                      1,011
Everest Re Group Ltd                                                                   800                         87
Odyssey Re Holdings Corp                                                             3,300                        141
Transatlantic Holdings Inc                                                           2,200                        156
                                                                                                     -----------------
                                                                                                                1,932
                                                                                                     -----------------
REITS - Apartments (1.02%)
Apartment Investment & Management Co (b)                                             6,300                        318

REITS - Apartments
AvalonBay Communities Inc                                                              800                         95
Camden Property Trust                                                               10,200                        683
Essex Property Trust Inc                                                             4,700                        546
                                                                                                     -----------------
                                                                                                                1,642
                                                                                                     -----------------
REITS - Diversified (2.15%)
Colonial Properties Trust (b)                                                       26,372                        961
Duke Realty Corp (b)                                                                14,000                        500
iStar Financial Inc (b)                                                             26,189                      1,161
Liberty Property Trust                                                              19,100                        839
                                                                                                     -----------------
                                                                                                                3,461
                                                                                                     -----------------
REITS - Healthcare (0.77%)
Health Care REIT Inc (b)                                                             9,800                        395
Ventas Inc                                                                          23,500                        852
                                                                                                     -----------------
                                                                                                                1,247
                                                                                                     -----------------
REITS - Hotels (1.42%)
Ashford Hospitality Trust Inc                                                       15,400                        181
Hospitality Properties Trust                                                        21,400                        888
Host Hotels & Resorts Inc                                                           52,600                      1,216
                                                                                                     -----------------
                                                                                                                2,285
                                                                                                     -----------------
REITS - Mortgage (0.45%)
Annaly Capital Management Inc                                                       50,000                        721
                                                                                                     -----------------

REITS - Office Property (0.83%)
Brandywine Realty Trust                                                              7,700                        220
HRPT Properties Trust (b)                                                           52,600                        547
Mack-Cali Realty Corp                                                               13,200                        574
                                                                                                     -----------------
                                                                                                                1,341
                                                                                                     -----------------
REITS - Regional Malls (0.70%)
General Growth Properties Inc                                                       12,800                        678
Taubman Centers Inc                                                                  9,000                        446
                                                                                                     -----------------
                                                                                                                1,124
                                                                                                     -----------------
REITS - Shopping Centers (1.48%)
Developers Diversified Realty Corp (b)                                              17,021                        897
Kimco Realty Corp                                                                   28,100                      1,070
Regency Centers Corp                                                                 6,000                        423
                                                                                                     -----------------
                                                                                                                2,390
                                                                                                     -----------------
REITS - Storage (0.51%)
Public Storage Inc                                                                  10,600                        814
                                                                                                     -----------------

REITS - Warehouse & Industrial (1.43%)
EastGroup Properties Inc                                                             3,700                        162
First Industrial Realty Trust Inc                                                   29,030                      1,125
Prologis                                                                            17,900                      1,019
                                                                                                     -----------------
                                                                                                                2,306
                                                                                                     -----------------
Rental - Auto & Equipment (0.02%)
Rent-A-Center Inc/TX (a)                                                             1,300                         34
                                                                                                     -----------------

Retail - Auto Parts (0.26%)
Advance Auto Parts Inc                                                              10,301                        418
                                                                                                     -----------------

Retail - Automobile (0.59%)
AutoNation Inc (a)(b)                                                               42,600                        956
                                                                                                     -----------------


Retail - Bookstore (0.50%)
Barnes & Noble Inc                                                                  20,800                        800
                                                                                                     -----------------

Retail - Consumer Electronics (0.26%)
Circuit City Stores Inc                                                             28,300                        427
                                                                                                     -----------------

Retail - Discount (0.88%)
BJ's Wholesale Club Inc (a)                                                         21,500                        775
Dollar Tree Stores Inc (a)                                                           2,600                        113
TJX Cos Inc                                                                         19,439                        534
                                                                                                     -----------------
                                                                                                                1,422
                                                                                                     -----------------
Retail - Restaurants (0.12%)
CEC Entertainment Inc (a)                                                            5,300                        187
                                                                                                     -----------------

Semiconductor Component - Integrated Circuits (0.24%)
Atmel Corp (a)                                                                      69,200                        385
                                                                                                     -----------------

Steel - Producers (0.95%)
United States Steel Corp (b)                                                        14,100                      1,533
                                                                                                     -----------------

Telecommunication Equipment (0.61%)
Arris Group Inc (a)                                                                 46,864                        824
Tellabs Inc (a)                                                                     15,300                        165
                                                                                                     -----------------
                                                                                                                  989
                                                                                                     -----------------
Telecommunication Services (0.74%)
Embarq Corp                                                                         18,900                      1,198
                                                                                                     -----------------

Telephone - Integrated (0.42%)
Qwest Communications International Inc (a)(b)                                       70,600                        685
                                                                                                     -----------------

Tobacco (1.06%)
Loews Corp - Carolina Group                                                         14,100                      1,090
UST Inc                                                                             11,400                        612
                                                                                                     -----------------
                                                                                                                1,702
                                                                                                     -----------------
Tools - Hand Held (0.47%)
Black & Decker Corp                                                                  8,600                        759
                                                                                                     -----------------

Toys (1.22%)
Hasbro Inc                                                                          26,700                        839
Mattel Inc                                                                          44,600                      1,128
                                                                                                     -----------------
                                                                                                                1,967
                                                                                                     -----------------
Transport - Marine (0.66%)
Ship Finance International Ltd (b)                                                  36,078                      1,071
                                                                                                     -----------------

Transport - Services (0.39%)
Ryder System Inc                                                                    11,800                        635
                                                                                                     -----------------

Transport - Truck (0.36%)
Con-way Inc                                                                         11,700                        588
                                                                                                     -----------------
TOTAL COMMON STOCKS                                                                               $           156,275
                                                                                                     -----------------

                                                                             Principal
                                                                           Amount (000's)             Value (000's)
MONEY MARKET FUNDS (19.15%)
Money Center Banks (19.15%)
BNY Institutional Cash Reserve Fund (c)                                             30,884                     30,884
                                                                                                     -----------------
TOTAL MONEY MARKET FUNDS                                                                          $            30,884
                                                                                                     -----------------
Total Investments                                                                                 $           187,159
Liabilities in Excess of Other Assets, Net - (16.06)%                                                        (25,894)
                                                                                                     -----------------
TOTAL NET ASSETS - 100.00%                                                                        $           161,265
                                                                                                     =================
                                                                                                     -----------------

                                                                                                     =================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $            16,923
Unrealized Depreciation                                              (6,577)
                                                            -----------------
Net Unrealized Appreciation (Depreciation)                            10,346
Cost for federal income tax purposes                                 176,813
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Sector                                                   Percent
----------------------------------------------- -----------------
Financial                                                 43.87%
Consumer, Cyclical                                        14.18%
Consumer, Non-cyclical                                    12.50%
Industrial                                                12.11%
Utilities                                                 11.37%
Energy                                                     6.96%
Basic Materials                                            6.18%
Technology                                                 5.18%
Communications                                             3.42%
Diversified                                                0.29%
Liabilities in Excess of Other Assets, Net             (-16.06%)
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================




Schedule of Investments

June 30, 2007 (unaudited)
Money Market Account




                                                                                   Principal
                                                                                 Amount (000's)             Value (000's)
COMMERCIAL PAPER (90.29%)
Asset Backed Securities (4.27%)
CAFCO
5.27%, 7/17/2007                                                                             975        $               973
5.28%, 7/19/2007                                                                           1,000                        997
5.23%, 7/24/2007                                                                           1,000                        997
5.25%, 8/16/2007                                                                           1,000                        993
5.255%, 9/21/2007                                                                            935                        924
FCAR Owner Trust I
5.24%, 7/20/2007                                                                           1,000                        997
5.23%, 9/12/2007                                                                           1,000                        989
5.19%, 9/19/2007                                                                           1,000                        989
5.25%, 10/24/2007                                                                            900                        885
Windmill Funding
5.27%, 7/31/2007                                                                           1,000                        996
                                                                                                           -----------------
                                                                                                                      9,740
                                                                                                           -----------------
Beverages - Non-Alcoholic (0.47%)
Coca-cola Co
5.20%, 11/29/2007                                                                          1,100                      1,076
                                                                                                           -----------------

Chemicals - Diversified (2.09%)
BASF AG
5.20%, 7/16/2007                                                                           1,000                        998
5.22%, 7/16/2007                                                                             625                        623
5.225%, 8/17/2007                                                                          1,000                        993
5.235%, 8/17/2007                                                                          1,200                      1,192
5.235%, 8/21/2007                                                                            980                        973
                                                                                                           -----------------
                                                                                                                      4,779
                                                                                                           -----------------
Commercial Banks (8.38%)
Nordea North America
5.23%, 7/13/2007                                                                           1,000                        998
5.25%, 7/26/2007                                                                           1,100                      1,096
Skandinaviska Enskilda Banken
5.235%, 7/12/2007                                                                          1,100                      1,098
5.19%, 8/20/2007                                                                           1,000                        993
5.23%, 10/ 9/2007                                                                            710                        700
5.16%, 11/ 2/2007                                                                            900                        884
5.26%, 10/ 9/207                                                                             900                        887
Societe Generale North America Inc
5.22%, 7/25/2007                                                                           1,325                      1,320
5.20%, 8/15/2007                                                                             800                        795
5.25%, 9/25/2007                                                                           1,000                        987
5.26%, 9/27/2007                                                                             800                        790
5.22%, 11/ 6/2007                                                                          1,010                        991
Svenska Handelsbanken
5.23%, 7/10/2007                                                                           1,000                        999
5.22%, 8/ 6/2007                                                                           1,000                        995
Westpac Banking Corp
5.16%, 7/ 9/2007                                                                           1,000                        999
5.20%, 8/ 1/2007                                                                             820                        816
5.195%, 8/ 2/2007                                                                            900                        896
5.21%, 8/ 2/2007                                                                           1,000                        995

Commercial Banks
Westpac Banking Corp (continued)
5.205%, 9/10/2007                                                                          1,000                        990
5.27%, 9/18/2007                                                                             900                        890
                                                                                                           -----------------
                                                                                                                     19,119
                                                                                                           -----------------
Distribution & Wholesale (0.44%)
Louis Dreyfus
5.27%, 7/10/2007                                                                           1,000                        999
                                                                                                           -----------------

Diversified Financial Services (1.30%)
Amstel Funding
5.255%, 7/25/2007                                                                          1,000                        997
General Electric Capital
5.18%, 9/20/2007                                                                           1,000                        988
5.21%, 11/ 8/2007                                                                          1,000                        981
                                                                                                           -----------------
                                                                                                                      2,966
                                                                                                           -----------------
Diversified Manufacturing Operations (0.43%)
Dover Corp
5.25%, 9/19/2007                                                                           1,000                        988
                                                                                                           -----------------

Finance - Auto Loans (1.96%)
American Honda Finance Corp
5.22%, 7/18/2007                                                                           1,500                      1,496
5.22%, 7/26/2007                                                                           1,500                      1,495
Toyota Motor Credit
5.22%, 8/ 7/2007                                                                           1,500                      1,492
                                                                                                           -----------------
                                                                                                                      4,483
                                                                                                           -----------------
Finance - Commercial (1.41%)
CIT Group
5.22%, 7/11/2007                                                                           1,230                      1,228
5.23%, 7/11/2007                                                                           1,000                        998
5.24%, 8/ 7/2007                                                                           1,000                        995
                                                                                                           -----------------
                                                                                                                      3,221
                                                                                                           -----------------
Finance - Consumer Loans (1.94%)
John Deere Capital Corp
5.25%, 7/30/2007                                                                           1,000                        996
5.19%, 8/10/2007                                                                             800                        795
5.22%, 8/28/2007                                                                           1,200                      1,190
5.21%, 9/ 5/2007                                                                           1,000                        990
5.24%, 9/14/2007                                                                             465                        460
                                                                                                           -----------------
                                                                                                                      4,431
                                                                                                           -----------------
Finance - Investment Banker & Broker (8.17%)
Citigroup Funding
5.22%, 9/ 6/2007                                                                           1,000                        990
5.24%, 10/19/2007                                                                            900                        886
5.24%, 10/23/2007                                                                          1,200                      1,180
Goldman Sachs Group
5.23%, 7/27/2007                                                                           1,000                        996
5.22%, 8/13/2007                                                                           1,200                      1,193
5.19%, 8/24/2007                                                                           1,000                        992
5.18%, 11/16/2007                                                                          1,000                        980
ING U.S. Funding
5.23%, 7/17/2007                                                                           1,500                      1,496
JP Morgan Chase
5.22%, 8/16/2007                                                                           1,000                        993
5.23%, 8/20/2007                                                                           1,000                        993
5.23%, 8/29/2007                                                                           1,300                      1,289

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc
5.22%, 8/13/2007                                                                           1,500                      1,491
5.21%, 8/22/2007                                                                           1,000                        992
5.19%, 9/13/2007                                                                           1,200                      1,187
5.20%, 10/ 5/2007                                                                            900                        888
Morgan Stanley
5.21%, 8/21/2007                                                                           1,100                      1,092
5.21%, 8/31/2007                                                                           1,000                        991
                                                                                                           -----------------
                                                                                                                     18,629
                                                                                                           -----------------
Finance - Leasing Company (2.10%)
International Lease Finance
5.17%, 7/10/2007                                                                             900                        899
River Fuel Funding
5.26%, 7/13/2007                                                                           1,000                        998
5.15%, 7/30/2007                                                                             900                        897
5.25%, 7/31/2007                                                                           2,000                      1,991
                                                                                                           -----------------
                                                                                                                      4,785
                                                                                                           -----------------
Finance - Other Services (6.21%)
ABN-AMRO North America Finance Inc
5.23%, 8/ 6/2007                                                                           1,040                      1,035
5.24%, 9/21/2007                                                                           1,000                        988
Commoloco
5.275%, 7/ 2/2007                                                                          1,000                      1,000
CRC Funding
5.25%, 7/ 9/2007                                                                             900                        899
5.245%, 7/18/2007                                                                          1,100                      1,097
5.245%, 7/26/2007                                                                          1,000                        997
5.26%, 8/ 6/2007                                                                             900                        895
Park Avenue Receivables Company
5.25%, 7/ 2/2007                                                                           1,000                      1,000
5.26%, 7/27/2007                                                                           1,500                      1,494
5.28%, 8/30/2007                                                                             936                        928
5.25%, 9/ 7/2007                                                                           1,000                        990
Private Export Funding
5.19%, 8/ 1/2007                                                                             900                        896
5.225%, 8/ 2/2007                                                                          1,000                        995
5.18%, 8/22/2007                                                                             950                        943
                                                                                                           -----------------
                                                                                                                     14,157
                                                                                                           -----------------
Food - Wholesale & Distribution (0.30%)
Sysco Corp
5.24%, 9/24/2007                                                                             700                        691
                                                                                                           -----------------

Life & Health Insurance (2.36%)
Prudential PLC
5.24%, 7/11/2007                                                                           1,017                      1,016
5.22%, 7/20/2007                                                                           1,500                      1,496
5.22%, 8/ 3/2007                                                                             900                        896
5.24%, 8/27/2007                                                                           2,000                      1,983
                                                                                                           -----------------
                                                                                                                      5,391
                                                                                                           -----------------
Money Center Banks (7.04%)
Allied Irish Bank
5.205%, 8/23/2007                                                                          1,500                      1,489
5.185%, 9/18/2007                                                                          1,000                        989
Bank of America
5.205%, 8/30/2007                                                                            580                        575
5.25%, 9/ 5/2007                                                                             800                        792
5.25%, 9/21/2007                                                                             240                        237

Money Center Banks
Bank of America (continued)
5.23%, 9/25/2007                                                                             850                        839
5.245%, 9/25/2007                                                                          1,000                        988
5.20%, 11/ 1/2007                                                                          1,000                        982
BNP Paribas Finance
5.22%, 7/ 6/2007                                                                           1,100                      1,099
HBOS Treasury Services
5.225%, 7/26/2007                                                                            900                        897
5.235%, 8/14/2007                                                                          1,200                      1,192
5.24%, 8/29/2007                                                                           1,000                        991
UBS Finance Delaware LLC
5.225%, 7/ 2/2007                                                                          1,000                      1,000
5.23%, 7/ 5/2007                                                                           1,000                        999
5.23%, 7/19/2007                                                                             920                        918
5.205%, 9/24/2007                                                                          1,000                        988
5.21%, 11/14/2007                                                                          1,100                      1,078
                                                                                                           -----------------
                                                                                                                     16,053
                                                                                                           -----------------
Mortgage Banks (2.35%)
Northern Rock PLC
5.23%, 8/ 6/2007                                                                             900                        895
5.23%, 8/ 8/2007                                                                           1,000                        995
5.235%, 8/ 9/2007                                                                          1,000                        994
5.23%, 8/10/2007                                                                           1,500                      1,491
5.25%, 9/18/2007                                                                           1,000                        989
                                                                                                           -----------------
                                                                                                                      5,364
                                                                                                           -----------------
Multi-line Insurance (0.43%)
Genworth Financial
5.27%, 7/12/2007                                                                             985                        983
                                                                                                           -----------------

Special Purpose Banks (0.95%)
Dexia Delaware LLC
5.22%, 7/ 5/2007                                                                             985                        984
Rio Tinto
5.27%, 7/ 3/2007                                                                           1,180                      1,180
                                                                                                           -----------------
                                                                                                                      2,164
                                                                                                           -----------------
Special Purpose Entity (33.69%)
Barclays U.S. Funding
5.245%, 8/30/2007                                                                          1,500                      1,487
5.205%, 9/ 4/2007                                                                          1,200                      1,189
5.205%, 9/10/2007                                                                          1,000                        990
5.25%, 9/26/2007                                                                           1,100                      1,086
Charta LLC
5.36%, 7/ 2/2007                                                                             845                        845
5.23%, 7/23/2007                                                                           1,500                      1,495
5.25%, 9/ 7/2007                                                                           1,000                        990
5.245%, 9/13/2007                                                                          1,000                        989
Compass Securitization
5.29%, 7/13/2007                                                                           1,275                      1,273
5.31%, 7/23/2007                                                                           1,000                        997
5.33%, 7/24/2007                                                                           1,117                      1,113
5.27%, 8/16/2007                                                                           1,000                        993
5.25%, 9/17/2007                                                                           1,000                        989
Coop Association of Tractor Dealers
5.21%, 7/ 3/2007                                                                           1,050                      1,050
5.28%, 7/ 3/2007                                                                           1,000                      1,000
5.31%, 7/ 3/2007                                                                           1,000                      1,000
5.26%, 7/18/2007                                                                             830                        828

Special Purpose Entity
Coop Association of Tractor Dealers (continued)
5.25%, 9/11/2007                                                                             900                        891
5.17%, 10/15/2007                                                                          1,100                      1,083
DWS Scudder Money Market Series
5.31%, 12/31/2007                                                                          5,000                      5,000
Galaxy Funding
5.235%, 8/ 8/2007                                                                          1,000                        994
5.235%, 8/20/2007                                                                          1,500                      1,489
5.24%, 8/31/2007                                                                           1,000                        991
5.25%, 9/12/2007                                                                             900                        890
5.245%, 9/14/2007                                                                          1,000                        989
Grampian Funding
5.21%, 7/16/2007                                                                           1,000                        998
5.24%, 10/25/2007                                                                            900                        885
5.22%, 12/12/2007                                                                          1,000                        976
Klio Funding Corp
5.31%, 7/26/2007                                                                             600                        598
5.245%, 8/22/2007                                                                          1,000                        992
5.255%, 8/22/2007                                                                          1,000                        992
Klio II Funding Corp
5.25%, 7/24/2007                                                                             900                        897
5.255%, 8/29/2007                                                                          1,000                        991
Klio III Funding Corp
5.25%, 7/11/2007                                                                             800                        799
5.25%, 7/13/2007                                                                           1,000                        998
5.24%, 7/20/2007                                                                           1,200                      1,197
5.25%, 7/20/2007                                                                             700                        698
5.25%, 7/24/2007                                                                           1,000                        997
5.25%, 8/ 3/2007                                                                           1,000                        995
Ranger Funding Co LLC
5.245%, 7/25/2007                                                                          1,000                        996
5.26%, 8/ 7/2007                                                                           1,000                        995
5.23%, 8/10/2007                                                                           1,400                      1,392
Scaldis Capital
5.17%, 7/ 9/2007                                                                             900                        899
5.25%, 9/11/2007                                                                           1,000                        989
5.25%, 9/13/2007                                                                             965                        955
5.16%, 9/17/2007                                                                           1,000                        989
5.22%, 11/ 9/2007                                                                          1,100                      1,079
Sheffield Receivables
5.29%, 7/19/2007                                                                           1,000                        997
Stanfield Victoria Funding
5.24%, 7/23/2007                                                                           1,100                      1,096
5.24%, 7/25/2007                                                                           1,000                        997
5.24%, 8/15/2007                                                                           1,100                      1,093
5.26%, 9/ 5/2007                                                                             700                        693
5.16%, 11/21/2007                                                                          1,000                        979
Surrey Funding
5.255%, 7/ 6/2007                                                                          1,000                        999
5.255%, 8/ 2/2007                                                                          1,000                        995
5.27%, 8/16/2007                                                                           1,000                        993
5.27%, 8/27/2007                                                                           1,000                        992
5.26%, 9/10/2007                                                                           1,000                        990
Variable Funding Capital Corp LLC
5.245%, 7/17/2007                                                                          1,000                        998
Whistlejacket Capital Ltd
5.24%, 7/12/2007                                                                           1,000                        998
5.24%, 7/16/2007                                                                           1,000                        998
5.27%, 9/21/2007                                                                           1,100                      1,087
Special Purpose Entity
Whistlejacket Capital Ltd (continued)
5.28%, 9/28/2007                                                                           1,100                      1,086
White Pine Finance
5.23%, 7/10/2007                                                                           1,000                        999
5.24%, 7/17/2007                                                                           1,000                        998
5.25%, 9/17/2007                                                                           1,000                        989
5.19%, 9/28/2007                                                                           1,000                        987
Yorktown Capital
5.26%, 7/ 5/2007                                                                           1,020                      1,019
5.25%, 7/ 9/2007                                                                           1,000                        999
5.26%, 7/27/2007                                                                           1,000                        996
5.245%, 8/ 1/2007                                                                          1,000                        995
5.25%, 9/12/2007                                                                             960                        950
                                                                                                           -----------------
                                                                                                                     76,871
                                                                                                           -----------------
Supranational Bank (2.14%)
Corp Andina de Fomento
5.24%, 7/ 6/2007                                                                           1,000                        999
5.26%, 7/ 6/2007                                                                           1,000                        999
5.245%, 7/12/2007                                                                            900                        899
5.26%, 9/ 4/2007                                                                           1,000                        991
5.27%, 9/12/2007                                                                           1,000                        989
                                                                                                           -----------------
                                                                                                                      4,877
                                                                                                           -----------------
Telephone - Integrated (1.86%)
AT&T Inc
5.22%, 7/19/2007                                                                           1,000                        997
5.26%, 8/28/2007                                                                           1,200                      1,190
Telstra Corp
5.24%, 8/ 8/2007                                                                             970                        965
5.26%, 9/27/2007                                                                           1,100                      1,086
                                                                                                           -----------------
                                                                                                                      4,238
                                                                                                           -----------------
TOTAL COMMERCIAL PAPER                                                                                  $           206,005
                                                                                                           -----------------
BONDS (7.08%) Asset Backed Securities (0.21%) CNH Equipment Trust
5.26%, 12/17/2007 (a)                                                                        470                        470
                                                                                                           -----------------

Auto - Car & Light Trucks (0.35%)
BMW US Capital LLC
5.30%, 7/ 5/2007 (a)(b)                                                                      800                        800
                                                                                                           -----------------

Automobile Sequential (2.26%)
AmeriCredit Automobile Receivables Trust
5.31%, 8/ 6/2007                                                                             190                        190
5.32%, 10/ 9/2007 (a)                                                                        527                        527
Capital Auto Receivables Asset Trust
5.37%, 2/15/2008 (b)                                                                         755                        755
Capital One Auto Finance Trust
5.32%, 8/15/2007                                                                             622                        622
Carmax Auto Owner Trust
5.31%, 8/15/2007                                                                             115                        115
Household Automotive Trust
5.33%, 7/17/2007 (a)                                                                         181                        181
Long Beach Auto Receivables Trust
5.33%, 10/15/2007 (a)                                                                        424                        424
Merrill Auto Trust Securitization
5.35%, 2/15/2008                                                                             686                        686

Automobile Sequential
Nissan Auto Lease Trust
5.35%, 7/16/2007                                                                              15                         15
Triad Auto Receivables Owner Trust
5.30%, 11/12/2007                                                                            644                        644
Wachovia Auto Loan Owner Trust
5.34%, 12/20/2007                                                                          1,000                      1,000
                                                                                                           -----------------
                                                                                                                      5,159
                                                                                                           -----------------
Chemicals - Diversified (0.35%)
BASF Finance Europe NV
5.35%, 10/20/2007 (a)(b)                                                                     800                        800
                                                                                                           -----------------

Commercial Banks (1.23%)
Allied Irish Banks PLC
5.30%, 7/19/2007 (a)(b)                                                                    1,000                      1,000
BES Finance Ltd
5.37%, 7/ 2/2007 (a)(b)                                                                    1,000                      1,000
Skandinaviska Enskilda Banken AB
5.33%, 9/24/2007 (a)(b)                                                                      800                        800
                                                                                                           -----------------
                                                                                                                      2,800
                                                                                                           -----------------
Fiduciary Banks (0.31%)
Bank of New York Co Inc/The
5.20%, 7/ 1/2007                                                                             710                        710
                                                                                                           -----------------

Finance - Commercial (0.35%)
CIT Group Inc
5.43%, 8/24/2007 (a)                                                                         800                        800
                                                                                                           -----------------

Finance - Consumer Loans (0.36%)
HSBC Finance Corp
6.40%, 6/17/2008                                                                             400                        403
John Deere Capital Corp
3.90%, 1/15/2008                                                                             425                        422
                                                                                                           -----------------
                                                                                                                        825
                                                                                                           -----------------
Finance - Investment Banker & Broker (0.77%)
JPMorgan Chase & Co
5.29%, 7/ 2/2007 (a)                                                                         500                        500
Lehman Brothers Holdings Inc
5.35%, 9/27/2007 (a)                                                                         570                        570
Merrill Lynch & Co Inc
5.33%, 7/27/2007 (c)                                                                         700                        700
                                                                                                           -----------------
                                                                                                                      1,770
                                                                                                           -----------------
Property & Casualty Insurance (0.19%)
Chubb Corp
4.93%, 11/16/2007                                                                            425                        425
                                                                                                           -----------------

Special Purpose Entity (0.70%)
Allstate Life Global Funding Trusts
5.32%, 7/ 5/2007 (a)                                                                         700                        700
American Self Storage Corp
5.35%, 5/ 1/2046                                                                             500                        500
South Central Communications
5.35%, 4/ 1/2018                                                                             400                        400
                                                                                                           -----------------
                                                                                                                      1,600
                                                                                                           -----------------
TOTAL BONDS                                                                                             $            16,159
                                                                                                           -----------------

TAX-EXEMPT BONDS (2.28%)
California (1.04%)
California Statewide Communities Development  Fannie Mae
5.43%, 12/15/2036                                                                            750                        750
County of Sacramento CA  Bayerische Landesbank
5.35%, 7/ 1/2022                                                                             705                        705
Oakland-Alameda County Coliseum Authority  Wachovia Bank
5.38%, 2/ 1/2011                                                                             400                        400
San Jose Redevelopment Agency/CA  JP Morgan Chase
5.38%, 8/ 1/2028                                                                             525                        525
                                                                                                           -----------------
                                                                                                                      2,380
                                                                                                           -----------------
Colorado (0.17%)
Sheridan Redevelopment Agency Citibank NA
5.32%, 12/ 1/2029                                                                            400                        400
                                                                                                           -----------------

Michigan (0.13%)
Michigan State Housing Development Authority  FSA
5.39%, 6/ 1/2034 (a)                                                                         290                        290
                                                                                                           -----------------

Minnesota (0.18%)
St Paul Housing & Redevelopment Authority  U.S. Bank
5.40%, 1/ 1/2024                                                                             400                        400
                                                                                                           -----------------

New York (0.32%)
New York State Housing Finance Agency  Fannie Mae
5.40%, 5/15/2033 (a)                                                                         720                        720
                                                                                                           -----------------

Washington (0.44%)
Washington State Housing Finance Commission  Bank of America
5.35%, 7/ 1/2030                                                                             645                        645
Washington State Housing Finance Commission  Fannie Mae
5.38%, 5/15/2033                                                                             355                        355
                                                                                                           -----------------
                                                                                                                      1,000
                                                                                                           -----------------
TOTAL TAX-EXEMPT BONDS                                                                                  $             5,190
                                                                                                           -----------------
MONEY MARKET FUNDS (0.22%)
Money Center Banks (0.22%)
BNY Institutional Cash Reserve Fund (d)                                                      510                        510
                                                                                                           -----------------
TOTAL MONEY MARKET FUNDS                                                                                $               510
                                                                                                           -----------------
Total Investments                                                                                       $           227,864
Other Assets in Excess of Liabilities, Net - 0.13%                                                                      288
                                                                                                           -----------------
TOTAL NET ASSETS - 100.00%                                                                              $           228,152
                                                                                                           =================
                                                                                                           -----------------

                                                                                                           =================

(a)  Variable Rate
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,155 or 2.26% of net assets.
(c)  Security or a portion of the security was on loan at the end of the period.
(d)  Security was purchased with the cash proceeds from securities loans.



Portfolio Summary (unaudited)
----------------------------------------------- ----------------
Sector                                                  Percent
----------------------------------------------- ----------------
Financial                                                84.56%
Asset Backed Securities                                   6.74%
Basic Materials                                           2.45%
Communications                                            1.86%
Revenue                                                   1.17%
Insured                                                   0.93%
Consumer, Cyclical                                        0.79%
Consumer, Non-cyclical                                    0.77%
Industrial                                                0.43%
Tax Allocation                                            0.17%
Other Assets in Excess of Liabilities, Net                0.13%
                                                ----------------
TOTAL NET ASSETS                                        100.00%
                                                ================



Schedule of Investments

June 30, 2007 (unaudited)
Mortgage Securities Account

                                                                                         Principal
                                                                                       Amount (000's)             Value (000's)
BONDS (24.40%)
Finance - Mortgage Loan/Banker (10.24%)
Fannie Mae
8.70%, 12/25/2019                                                                  $                23        $                24
6.00%, 2/ 3/2020                                                                                 2,000                      1,965
8.00%, 4/25/2022                                                                                   425                        434
5.00%, 2/25/2027                                                                                 2,167                        109
5.50%, 2/25/2032                                                                                 2,635                      2,588
7.00%, 4/25/2032                                                                                 1,536                      1,593
Fannie Mae Grantor Trust
7.30%, 5/25/2010                                                                                 3,000                      3,139
Federal Home Loan Bank System
6.50%, 8/14/2009                                                                                 2,500                      2,566
7.38%, 2/12/2010                                                                                 3,000                      3,156
4.50%, 9/16/2013                                                                                 2,000                      1,909
Freddie Mac
6.50%, 5/15/2030                                                                                 1,685                      1,692
5.50%, 10/15/2031                                                                                2,000                      1,971
4.50%, 5/15/2032                                                                                 1,065                      1,024
5.50%, 1/15/2033                                                                                 1,382                      1,347
5.50%, 4/15/2033 (a)                                                                             2,000                      1,933
                                                                                                                 -----------------
                                                                                                                           25,450
                                                                                                                 -----------------
Mortgage Backed Securities (13.35%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                                                 3,500                      3,441
5.50%, 5/25/2034                                                                                 1,174                      1,149
Chase Mortgage Finance Corp
6.00%, 5/25/2035                                                                                 2,365                      2,302
Countrywide Alternative Loan Trust
4.00%, 8/25/2033                                                                                   594                        584
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018                                                                                2,339                      2,248
5.25%, 5/25/2034                                                                                 4,000                      3,925
5.75%, 12/25/2035                                                                                3,442                      3,336
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033                                                                                 1,916                      1,851
4.50%, 6/25/2033                                                                                 1,406                      1,390
GSR Mortgage Loan Trust
5.00%, 5/25/2033                                                                                 1,106                      1,099
6.00%, 2/25/2035                                                                                 2,280                      2,275
Prime Mortgage Trust
4.75%, 11/25/2019                                                                                2,380                      2,264
4.75%, 10/25/2020                                                                                2,408                      2,335
Residential Funding Mortgage Securities
5.50%, 12/25/2033                                                                                3,000                      2,932
Structured Asset Securities Corp
5.00%, 5/25/2035                                                                                 2,204                      2,050
                                                                                                                 -----------------
                                                                                                                           33,181
                                                                                                                 -----------------
Regional Agencies (0.81%)
US Department of Housing and Urban Development
6.16%, 8/ 1/2011                                                                                 2,000                      2,015
                                                                                                                 -----------------
TOTAL BONDS                                                                                                   $            60,646
                                                                                                                 -----------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (72.29%) Federal Home Loan
Mortgage Corporation (FHLMC) (34.41%)
7.00%, 4/ 1/2008                                                                                     -                          -
7.00%, 5/ 1/2008                                                                                     3                          3
5.50%, 12/ 1/2008                                                                                   32                         32
7.00%, 10/ 1/2010                                                                                    1                          1
7.00%, 11/ 1/2012                                                                                   16                         17
6.00%, 1/ 1/2013                                                                                   122                        123
7.00%, 1/ 1/2013                                                                                    33                         34
8.75%, 1/ 1/2013                                                                                     2                          2
6.50%, 11/ 1/2016                                                                                  212                        217
6.00%, 4/ 1/2017                                                                                   932                        938
6.00%, 5/ 1/2017                                                                                   498                        501
4.50%, 4/ 1/2018                                                                                 1,002                        955
5.00%, 4/ 1/2018                                                                                 1,330                      1,290
4.00%, 8/ 1/2018                                                                                 2,501                      2,331
5.50%, 11/ 1/2018                                                                                1,262                      1,247
4.50%, 1/ 1/2019                                                                                 2,582                      2,461
4.50%, 7/ 1/2019                                                                                 2,674                      2,544
5.50%, 7/ 1/2019                                                                                 1,476                      1,457
6.50%, 12/ 1/2021                                                                                  399                        409
6.50%, 4/ 1/2022                                                                                   466                        477
6.50%, 5/ 1/2022                                                                                   355                        363
6.50%, 5/ 1/2023                                                                                    55                         56
5.50%, 6/ 1/2024                                                                                 1,860                      1,817
6.50%, 1/ 1/2028                                                                                    31                         31
7.00%, 1/ 1/2028                                                                                   324                        336
6.50%, 3/ 1/2029                                                                                    58                         59
6.50%, 4/ 1/2029                                                                                   589                        606
8.50%, 7/ 1/2029                                                                                    62                         67
8.00%, 12/ 1/2030                                                                                   28                         30
7.50%, 2/ 1/2031                                                                                    69                         72
6.00%, 5/ 1/2031                                                                                   224                        224
7.00%, 6/ 1/2031                                                                                    59                         61
6.50%, 10/ 1/2031                                                                                  149                        152
7.00%, 10/ 1/2031                                                                                   75                         77
6.50%, 1/ 1/2032                                                                                   412                        421
7.00%, 4/ 1/2032                                                                                   660                        681
6.00%, 9/ 1/2032                                                                                   343                        342
5.50%, 11/ 1/2032                                                                                1,324                      1,283
5.00%, 2/ 1/2033                                                                                 1,703                      1,604
5.50%, 4/ 1/2033                                                                                 2,574                      2,494
5.00%, 6/ 1/2033                                                                                 1,693                      1,595
4.50%, 8/ 1/2033                                                                                 1,633                      1,490
5.00%, 8/ 1/2033                                                                                 5,389                      5,078
5.50%, 8/ 1/2033                                                                                 2,001                      1,942
6.00%, 11/ 1/2033                                                                                1,978                      1,974
5.50%, 12/ 1/2033                                                                                2,605                      2,524
6.00%, 12/ 1/2033                                                                                1,142                      1,139
5.50%, 1/ 1/2034                                                                                 4,886                      4,730
5.00%, 5/ 1/2034                                                                                 3,401                      3,202
6.00%, 5/ 1/2034                                                                                 4,460                      4,425
5.50%, 11/ 1/2034                                                                                2,506                      2,426
5.00%, 5/ 1/2035                                                                                 1,585                      1,490
4.50%, 6/ 1/2035                                                                                 3,934                      3,581
5.00%, 7/ 1/2035                                                                                 7,369                      6,925
5.50%, 9/ 1/2035                                                                                 3,352                      3,241
5.00%, 10/ 1/2035                                                                                3,153                      2,963
5.00%, 6/ 1/2036                                                                                 3,701                      3,478
7.00%, 7/ 1/2036                                                                                 3,586                      3,680
Federal Home Loan Mortgage Corporation (FHLMC)
5.82%, 1/ 1/2037 (a)                                                                             1,616                      1,603
6.07%, 3/ 1/2037 (a)                                                                             2,233                      2,242
                                                                                                                 -----------------
                                                                                                                           85,543
                                                                                                                 -----------------
Federal National Mortgage Association (FNMA) (27.37%)
6.00%, 12/ 1/2016                                                                                  499                        502
5.50%, 1/ 1/2017                                                                                   763                        757
6.00%, 8/ 1/2017                                                                                   715                        719
5.50%, 12/ 1/2017                                                                                  603                        596
5.00%, 4/ 1/2018                                                                                 1,184                      1,148
5.50%, 5/ 1/2018                                                                                 1,426                      1,410
5.00%, 6/ 1/2018                                                                                 2,134                      2,071
5.00%, 10/ 1/2018                                                                                1,955                      1,897
4.50%, 12/ 1/2018                                                                                1,895                      1,807
5.00%, 2/ 1/2019                                                                                 1,239                      1,202
4.50%, 11/ 1/2019                                                                                2,105                      2,003
5.00%, 12/ 1/2019                                                                                2,496                      2,418
8.00%, 5/ 1/2022                                                                                    12                         12
6.00%, 10/ 1/2022                                                                                  653                        656
8.50%, 2/ 1/2023                                                                                     6                          7
6.50%, 9/ 1/2024                                                                                   186                        189
8.00%, 5/ 1/2027                                                                                   185                        194
8.00%, 9/ 1/2027                                                                                    66                         69
8.50%, 10/ 1/2027                                                                                  128                        137
7.00%, 8/ 1/2028                                                                                   137                        143
6.50%, 11/ 1/2028                                                                                   42                         42
7.00%, 12/ 1/2028                                                                                   86                         89
6.50%, 2/ 1/2029                                                                                    33                         34
6.50%, 3/ 1/2029                                                                                    86                         88
6.50%, 4/ 1/2029                                                                                   199                        203
7.00%, 4/ 1/2029                                                                                    36                         37
6.50%, 7/ 1/2029                                                                                   948                        968
7.50%, 11/ 1/2029                                                                                   63                         66
9.00%, 9/ 1/2030                                                                                    51                         56
6.50%, 6/ 1/2031                                                                                   194                        197
6.00%, 8/ 1/2031                                                                                   520                        518
7.00%, 11/ 1/2031                                                                                  324                        337
6.50%, 1/ 1/2032                                                                                   107                        109
6.50%, 3/ 1/2032                                                                                   512                        522
6.50%, 4/ 1/2032                                                                                   556                        566
6.50%, 8/ 1/2032                                                                                   229                        233
6.50%, 11/ 1/2032                                                                                  452                        461
6.50%, 12/ 1/2032                                                                                  496                        505
5.50%, 2/ 1/2033                                                                                 1,495                      1,452
6.50%, 2/ 1/2033                                                                                   177                        180
5.50%, 5/ 1/2033                                                                                 1,229                      1,192
5.50%, 6/ 1/2033                                                                                 2,014                      1,952
5.50%, 2/ 1/2034                                                                                 3,900                      3,761
6.00%, 2/ 1/2034                                                                                   242                        240
5.50%, 4/ 1/2034                                                                                   521                        505
5.00%, 6/ 1/2034                                                                                 2,560                      2,408
5.50%, 7/ 1/2034                                                                                 1,153                      1,106
6.50%, 7/ 1/2034                                                                                 1,753                      1,783
5.50%, 8/ 1/2034                                                                                 1,472                      1,420
5.50%, 9/ 1/2034                                                                                 3,222                      3,107
6.00%, 9/ 1/2034                                                                                 2,179                      2,163
5.00%, 6/ 1/2035                                                                                 2,996                      2,815
5.50%, 10/ 1/2035                                                                                4,854                      4,693
6.00%, 10/ 1/2035                                                                                2,703                      2,679

Federal National Mortgage Association (FNMA)
5.50%, 11/ 1/2035                                                                                3,530                      3,414
6.50%, 2/ 1/2036                                                                                 2,135                      2,158
6.50%, 5/ 1/2036                                                                                 2,772                      2,799
6.00%, 10/ 1/2036 (a)                                                                            2,651                      2,654
5.00%, 5/ 1/2037                                                                                 2,756                      2,582
                                                                                                                 -----------------
                                                                                                                           68,031
                                                                                                                 -----------------
Government National Mortgage Association (GNMA) (4.62%)
7.50%, 1/15/2023                                                                                    23                         24
7.50%, 2/15/2023                                                                                    21                         22
7.50%, 3/15/2023                                                                                    23                         24
7.50%, 4/15/2023                                                                                    46                         48
7.50%, 6/15/2023                                                                                    95                         99
7.50%, 7/15/2023                                                                                     2                          3
7.50%, 8/15/2023                                                                                     -                          -
7.50%, 9/15/2023                                                                                    26                         27
7.50%, 10/15/2023                                                                                   69                         72
7.50%, 11/15/2023                                                                                   18                         19
8.00%, 7/15/2026                                                                                     4                          4
8.00%, 8/15/2026                                                                                    11                         12
8.00%, 1/15/2027                                                                                     6                          6
8.00%, 2/15/2027                                                                                     1                          1
8.00%, 6/15/2027                                                                                     1                          1
7.00%, 1/15/2028                                                                                    90                         93
7.00%, 1/15/2029                                                                                    56                         58
7.00%, 3/15/2029                                                                                    31                         33
7.75%, 12/15/2029                                                                                   21                         22
6.50%, 7/15/2032                                                                                   405                        413
6.00%, 8/15/2034                                                                                 2,506                      2,497
6.00%, 2/20/2029                                                                                    94                         94
6.50%, 3/20/2031                                                                                   127                        130
6.50%, 4/20/2031                                                                                   126                        128
7.00%, 6/20/2031                                                                                    63                         66
6.00%, 5/20/2032 (a)                                                                               455                        454
5.50%, 7/20/2033                                                                                 1,931                      1,875
6.00%, 7/20/2033                                                                                 1,360                      1,360
5.50%, 2/20/2034                                                                                 1,621                      1,573
5.50%, 3/20/2034                                                                                 2,081                      2,020
6.50%, 4/20/2034                                                                                   304                        310
                                                                                                                 -----------------
                                                                                                                           11,488
                                                                                                                 -----------------
U.S. Treasury (5.89%)
4.50%, 2/28/2011 (b)                                                                             6,000                      5,918
4.00%, 2/15/2014 (b)                                                                             2,000                      1,893
4.75%, 5/15/2014 (b)                                                                             5,000                      4,938
4.88%, 8/15/2016 (b)                                                                             1,000                        988
4.50%, 2/15/2036 (b)                                                                             1,000                        905
                                                                                                                 -----------------
                                                                                                                           14,642
                                                                                                                 -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                         $           179,704
                                                                                                                 -----------------
SHORT TERM INVESTMENTS (2.70%)
Repurchase Agreements (2.70%)
Investment in Joint Trading Account; Bank of America; 5.20% dated 06/29/07 maturing 07/02/07    3,351                      3,351
(collateralized by U.S.
Government Agency Issues; $3,451,000; 0% - 6.625%; dated 07/11/07-03/09/17)

Investment in Joint Trading Account; Deutsche Bank; 5.30% dated 06/29/07 maturing 07/02/07      3,351                      3,351
(collateralized by U.S.
Government Agency Issues; $3,451,000; 0% - 6.625%; dated 07/11/07-03/09/17)
                                                                                                                -----------------

                                                                                                                           6,702
                                                                                                                -----------------
TOTAL SHORT TERM INVESTMENTS                                                                                 $             6,702
                                                                                                                -----------------

MONEY MARKET FUNDS (6.05%)
Money Center Banks (6.05%)
BNY Institutional Cash Reserve Fund (c)                                                        15,037                     15,037
                                                                                                                -----------------
TOTAL MONEY MARKET FUNDS                                                                                     $            15,037
                                                                                                                -----------------
Total Investments                                                                                            $           262,089
Liabilities in Excess of Other Assets, Net - (5.44)%                                                                    (13,518)
                                                                                                                -----------------
TOTAL NET ASSETS - 100.00%                                                                                   $           248,571
                                                                                                                =================
                                                                                                                -----------------

                                                                                                                =================

(a) Variable Rate
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $               460
Unrealized Depreciation                                        (8,722)
                                                      -----------------
Net Unrealized Appreciation (Depreciation)                     (8,262)
Cost for federal income tax purposes                           270,351
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Sector                                                   Percent
----------------------------------------------- -----------------
Mortgage Securities                                       86.13%
Government                                                10.56%
Financial                                                  8.75%
Liabilities in Excess of Other Assets, Net              (-5.44%)
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================



Schedule of Investments

June 30, 2007 (unaudited)
Principal LifeTime 2010 Account

                                                                            Shares Held               Value (000's)
INVESTMENT COMPANIES (99.86%)
Principal Investors Fund, Inc. Institutional Class (51.16%)
Disciplined LargeCap Blend Fund (a)                                                194,789        $             3,331
Inflation Protection Fund (a)                                                      135,862                      1,266
International Emerging Markets Fund (a)                                             26,841                        829
International Growth Fund (a)                                                      211,441                      3,004
Partners International Fund (a)                                                    100,462                      1,727
Partners LargeCap Blend Fund I (a)                                                 173,209                      1,796
Partners LargeCap Value Fund I (a)                                                  62,942                        934
Partners SmallCap Growth Fund III (a)(b)                                            41,981                        540
Preferred Securities Fund (a)                                                      230,367                      2,396
SmallCap S&P 600 Index Fund (a)                                                     44,789                        868
SmallCap Value Fund (a)                                                             27,870                        541
Ultra Short Bond Fund (a)                                                          126,196                      1,257
                                                                                                     -----------------
                                                                                                               18,489
                                                                                                     -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (48.70%)
Bond Account (a)                                                                   917,170                     10,694
Capital Value Account (a)                                                           25,464                        928
Equity Growth Account (a)                                                           75,821                      1,486
Growth Account (a)                                                                  85,188                      1,346
LargeCap Value Account (a)                                                          63,106                        933
Real Estate Securities Account (a)                                                 105,613                      2,214
                                                                                                               17,601
                                                                                                     -----------------
TOTAL INVESTMENT COMPANIES                                                                        $            36,090
                                                                                                     -----------------
Total Investments                                                                                 $            36,090
Other Assets in Excess of Liabilities, Net - 0.14%                                                                 52
                                                                                                     -----------------
TOTAL NET ASSETS - 100.00%                                                                        $            36,142
                                                                                                     =================
                                                                                                     -----------------

                                                                                                     =================

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $               657
Unrealized Depreciation                                          (458)
                                                      -----------------
Net Unrealized Appreciation (Depreciation)                         199
Cost for federal income tax purposes                            35,891
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- ------------------
Fund Type                                                 Percent
----------------------------------------------- ------------------
Fixed Income Funds                                         43.20%
Domestic Equity Funds                                      41.27%
International Equity Funds                                 15.39%
Money Market Funds                                          0.00%
Other Assets in Excess of Liabilities, Net                  0.14%
                                                 -----------------
TOTAL NET ASSETS                                          100.00%
                                                 =================

Affiliated Securities

                              December 31, 2006                        Purchases              Sales               June 30, 2007
                              ----------------------        -----------------------    -----------------------  -----------------
                               Shares         Cost (000)     Shares     Cost (000)     Shares   Proceeds (000)    Shares   Cost(000)
                              ------------- --------------  ----------  ------------  --------- --------------  ----------  --------
Bond Account                       804,225   $  9,508      353,549     $ 4,276      240,604        2,811        917,170    $10,974
Capital Value Account               25,823        881       15,214          577       15,573          577         25,464        880
Disciplined LargeCap Blend               -          -      194,882        3,355           93            1        194,789      3,354
   Fund

Diversified International          181,006      3,284      124,049        2,616      305,055        6,258              -          -
   Account

Equity Growth Account               52,149        933       31,792          602        8,120          153         75,821      1,382
Equity Income Account               36,701        339        4,754           49       41,455          388              -          -
Equity Income Account I                  -          -       21,889          415       21,889          442              -          -
Growth Account                      56,358        808       37,797          568        8,967          134         85,188      1,242
Inflation Protection Fund                -          -      135,927        1,259           65            1        135,862      1,258
International Emerging                   -          -       26,853          795           12            -         26,841        795
Markets
   Fund

International Growth Fund                -          -      211,541        2,956          100            2        211,441      2,954
LargeCap Growth Equity             105,104        483            -            -      105,104          504              -          -
   Account

LargeCap Stock Index Account       339,815      3,195      163,032        1,742      502,847        5,540              -          -
LargeCap Value Account              82,364      1,012       17,479          266       36,737          549         63,106        773
Money Market Account             1,737,364      1,737      241,032          241    1,978,396        1,978              -          -
Partners International Fund              -          -      100,510        1,692           48            1        100,462      1,691
Partners LargeCap Blend                  -          -      173,292        1,804           83            1        173,209      1,803
Fund I
Partners LargeCap Value                  -          -       62,973          938           31            1         62,942        937
Fund I
Partners SmallCap Growth                 -          -       42,001          540           20            -         41,981        540
   Fund III

Preferred Securities Fund                -          -      230,476        2,415          109            1        230,367      2,414
Real Estate Securities              72,474      1,419       34,744          818        1,605           40        105,613      2,197
Account
SmallCap Account                    80,508        802       19,969          221      100,477        1,058              -          -
SmallCap Growth Account             25,198        270       18,374          206       43,572          512              -          -
SmallCap S&P 600 Index Fund              -          -       44,810          866           21            -         44,789        866
SmallCap Value Account              14,877        270       12,611          239       27,488          505              -          -
SmallCap Value Fund                      -          -       27,883          540           13            -         27,870        540
Ultra Short Bond Fund                    -          -      126,256        1,259           60            1        126,196      1,258
                                            ----------               -----------              ------------                  --------
                                             $24,941                    $ 31,255                    21,458                    35,858
                                            ==========                ============             =============                ========

                                 Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                     Other Investment                     on Investments                     Other Investment
                                         Companies                             000's                             Companies
                                           000's                                                                   000's
                                 --------------------------          --------------------------          --------------------------

Bond Account                  $                        549        $                          1        $                          -
Capital Value Account                                   21                                  -1                                  77
Disciplined LargeCap Blend                               -                                   -                                   -
   Fund

Diversified International                               53                                 358                                 518
   Account

Equity Growth Account                                    7                                   -                                   -
Equity Income Account                                   49                                   -                                   -
Equity Income Account I                                  -                                  27                                   -
Growth Account                                           2                                   -                                   -
Inflation Protection Fund                                3                                   -                                   -
International Emerging                                   -                                   -                                   -
Markets
   Fund

International Growth Fund                                -                                   -                                   -
LargeCap Growth Equity                                   -                                  21                                   -
   Account

LargeCap Stock Index Account                            71                                 603                                   -
LargeCap Value Account                                  18                                  44                                  48
Money Market Account                                    39                                   -                                   -
Partners International Fund                              -                                   -                                   -
Partners LargeCap Blend                                  -                                   -                                   -
Fund I
Partners LargeCap Value                                  -                                   -                                   -
Fund I
Partners SmallCap Growth                                 -                                   -                                   -
   Fund III

Preferred Securities Fund                               33                                   -                                   -
Real Estate Securities                                  16                                   -                                 223
Account
SmallCap Account                                         3                                  35                                 106
SmallCap Growth Account                                  -                                  36                                   -
SmallCap S&P 600 Index Fund                              -                                   -                                   -
SmallCap Value Account                                   6                                  -4                                  26
SmallCap Value Fund                                      -                                   -                                   -
Ultra Short Bond Fund                                    4                                   -                                   -
                                 --------------------------          --------------------------          --------------------------
                              $                        874        $                      1,120        $                        998
                                 ==========================          ==========================          ==========================




Schedule of Investments

June 30, 2007 (unaudited)
Principal LifeTime 2020 Account

                                                                      Shares Held               Value (000's)
INVESTMENT COMPANIES (99.75%)
Principal Investors Fund, Inc. Institutional Class (54.16%)
Disciplined LargeCap Blend Fund (a)                                          925,065        $            15,818
International Emerging Markets Fund (a)                                      140,160                      4,327
International Growth Fund (a)                                              1,106,433                     15,723
Partners International Fund (a)                                              484,834                      8,334
Partners LargeCap Blend Fund I (a)                                           797,433                      8,269
Partners LargeCap Value Fund I (a)                                           317,095                      4,706
Partners MidCap Growth Fund (a)(b)                                           172,479                      1,884
Partners MidCap Value Fund I (a)                                             111,416                      1,707
Partners SmallCap Growth Fund III (a)(b)                                     211,535                      2,720
Preferred Securities Fund (a)                                                778,289                      8,094
SmallCap S&P 600 Index Fund (a)                                              162,810                      3,155
SmallCap Value Fund (a)                                                      140,433                      2,724
                                                                                               -----------------
                                                                                                         77,461
                                                                                               -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (45.59%)
Bond Account (a)                                                           2,940,485                     34,286
Capital Value Account (a)                                                    123,151                      4,489
Equity Growth Account (a)                                                    394,559                      7,733
Growth Account (a)                                                           409,804                      6,475
LargeCap Value Account (a)                                                   324,829                      4,804
Real Estate Securities Account (a)                                           353,410                      7,408
                                                                                                         65,195
                                                                                               -----------------
TOTAL INVESTMENT COMPANIES                                                                  $           142,656
                                                                                               -----------------
Total Investments                                                                           $           142,656
Other Assets in Excess of Liabilities, Net - 0.25%                                                          351
                                                                                               -----------------
TOTAL NET ASSETS - 100.00%                                                                  $           143,007
                                                                                               =================
                                                                                               -----------------

                                                                                               =================

(a) Affiliated Security (b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $             3,153
Unrealized Depreciation                                         (1,503)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                        1,650
Cost for federal income tax purposes                            141,006
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Fund Type                                                Percent
----------------------------------------------- -----------------
Domestic Equity Funds                                     50.27%
Fixed Income Funds                                        29.63%
International Equity Funds                                19.85%
Other Assets in Excess of Liabilities, Net                 0.25%
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================


Affiliated Securities

                             December 31, 2006        Purchases                       Sales              June 30, 2007
                            -----------------------  -------------------     -------------------------   --------------------
                              Shares       Cost (000)    Shares   Cost (000)    Shares     Proceeds (000)    Shares       Cost (000)
                            -------------- -----------------------------------------------------------------------------------------
Bond Account                    2,350,050   $27,637   1,043,975    $12,648     453,540         $5,261     2,940,485        $35,032
Capital Value Account             160,911     5,395      49,118      1,876      86,878          3,207       123,151          4,134
Disciplined LargeCap Blend              -         -     925,065     15,911           -              -       925,065         15,911
   Fund

Diversified International         846,173    15,397     529,154     11,219   1,375,327         28,179             -              -
   Account

Equity Growth Account             265,704     4,720     182,499      3,450      53,644          1,048       394,559          7,127
Equity Income Account             120,983     1,130      15,671        161     136,654          1,291             -              -
Equity Income Account I                 -         -      72,156      1,370      72,156          1,449             -              -
Growth Account                    278,704     3,945     191,319      2,874      60,219            943       409,804          5,890
International Emerging                  -         -     140,160      4,150           -              -       140,160          4,150
Markets
   Fund

International Growth Fund               -         -   1,106,433     15,460           -              -     1,106,433         15,460
LargeCap Growth Equity            241,963     1,105           -          -     241,963          1,159             -              -
   Account

LargeCap Stock Index Account    1,640,558    15,442     608,781      6,560   2,249,339         24,823             -              -
LargeCap Value Account            381,986     4,913     166,150      2,496     223,307          3,336       324,829          4,107
Partners International Fund             -         -     484,834      8,162           -              -       484,834          8,162
Partners LargeCap Blend                 -         -     797,433      8,301           -              -       797,433          8,301
Fund I
Partners LargeCap Value                 -         -     317,095      4,721           -              -       317,095          4,721
Fund I
Partners MidCap Growth Fund             -         -     172,479      1,862           -              -       172,479          1,862
Partners MidCap Value Fund I            -         -     111,416      1,718           -              -       111,416          1,718
Partners SmallCap Growth                -         -     211,535      2,721           -              1       211,535          2,720
   Fund III

Preferred Securities Fund               -         -     778,289      8,157           -              -       778,289          8,157
Real Estate Securities            256,941     5,238      98,295      2,395       1,826             43       353,410          7,590
Account
SmallCap Account                  228,324     2,328     137,694      1,529     366,018          3,854             -              -
SmallCap Growth Account           138,393     1,420      57,751        655     196,144          2,315             -              -
SmallCap S&P 600 Index Fund             -         -     162,810      3,148           -              -       162,810          3,148
SmallCap Value Account             84,611     1,473      43,177        821     127,788          2,335             -              -
SmallCap Value Fund                     -         -     140,433      2,721           -              1       140,433          2,720
                                           ---------             ----------               ------------                   ----------
                                            $90,143               $125,086                    $79,245                     $140,910
                                           =========             ==========               ============                   ==========

                                Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                    Other Investment                     on Investments                     Other Investment
                                        Companies                             000's                             Companies
                                          000's                                                                   000's
                                --------------------------          --------------------------          --------------------------

Bond Account                 $                      1,660        $                          8        $                          -
Capital Value Account                                 116                                  70                                 419
Disciplined LargeCap Blend                              -                                   -                                   -
   Fund

Diversified International                             256                               1,563                               2,482
   Account

Equity Growth Account                                  43                                   5                                   -
Equity Income Account                                 161                                   -                                   -
Equity Income Account I                                 -                                  79                                   -
Growth Account                                         12                                  14                                   -
International Emerging                                  -                                   -                                   -
Markets
   Fund

International Growth Fund                               -                                   -                                   -
LargeCap Growth Equity                                  -                                  54                                   -
   Account

LargeCap Stock Index Account                          334                               2,821                                   -
LargeCap Value Account                                 97                                  34                                 267
Partners International Fund                             -                                   -                                   -
Partners LargeCap Blend                                 -                                   -                                   -
Fund I
Partners LargeCap Value                                 -                                   -                                   -
Fund I
Partners MidCap Growth Fund                             -                                   -                                   -
Partners MidCap Value Fund I                            -                                   -                                   -
Partners SmallCap Growth                                -                                   -                                   -
   Fund III

Preferred Securities Fund                             110                                   -                                   -
Real Estate Securities                                 60                                   -                                 825
Account
SmallCap Account                                       11                                  -3                                 392
SmallCap Growth Account                                 -                                 240                                   -
SmallCap S&P 600 Index Fund                             -                                   -                                   -
SmallCap Value Account                                 32                                  41                                 133
SmallCap Value Fund                                     -                                   -                                   -
                                --------------------------          --------------------------          --------------------------
                             $                      2,892        $                      4,926        $                      4,518
                                ==========================          ==========================          ==========================




Schedule of Investments

June 30, 2007 (unaudited)
Principal LifeTime 2030 Account

                                                                                  Shares Held               Value (000's)
INVESTMENT COMPANIES (99.97%)
Principal Investors Fund, Inc. Institutional Class (59.03%)
Disciplined LargeCap Blend Fund (a)                                                      171,861        $             2,939
International Emerging Markets Fund (a)                                                   26,133                        807
International Growth Fund (a)                                                            203,461                      2,891
Partners International Fund (a)                                                           89,186                      1,533
Partners LargeCap Blend Fund I (a)                                                       137,796                      1,429
Partners LargeCap Value Fund I (a)                                                        59,605                        884
Partners MidCap Growth Fund (a)(b)                                                        33,931                        370
Partners MidCap Value Fund I (a)                                                          23,757                        364
Partners SmallCap Growth Fund I (a)(b)                                                    23,251                        252
Partners SmallCap Growth Fund III (a)(b)                                                  28,478                        366
Preferred Securities Fund (a)                                                            101,911                      1,060
SmallCap S&P 600 Index Fund (a)                                                           16,545                        321
SmallCap Value Fund (a)                                                                   18,906                        367
                                                                                                           -----------------
                                                                                                                     13,583
                                                                                                           -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (40.94%)
Bond Account (a)                                                                         309,774                      3,612
Capital Value Account (a)                                                                 25,011                        912
Equity Growth Account (a)                                                                 74,338                      1,457
Growth Account (a)                                                                        82,361                      1,301
LargeCap Value Account (a)                                                                60,763                        899
Real Estate Securities Account (a)                                                        47,049                        986
SmallCap Value Account (a)                                                                13,887                        253
                                                                                                           -----------------
                                                                                                                      9,420
                                                                                                           -----------------
TOTAL INVESTMENT COMPANIES                                                                              $            23,003
                                                                                                           -----------------
Total Investments                                                                                       $            23,003
Other Assets in Excess of Liabilities, Net - 0.03%                                                                        8
                                                                                                           -----------------
TOTAL NET ASSETS - 100.00%                                                                              $            23,011
                                                                                                           =================
                                                                                                           -----------------

                                                                                                           =================

(a) Affiliated Security (b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $               633
Unrealized Depreciation                                            (200)
                                                        -----------------
Net Unrealized Appreciation (Depreciation)                           433
Cost for federal income tax purposes                              22,570
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- ----------------
Fund Type                                               Percent
----------------------------------------------- ----------------
Domestic Equity Funds                                    56.93%
International Equity Funds                               22.74%
Fixed Income Funds                                       20.30%
Other Assets in Excess of Liabilities, Net                0.03%
                                                ----------------
TOTAL NET ASSETS                                        100.00%
                                                ================

Affiliated Securities

                             December 31, 2006          Purchases                         Sales              June 30, 2007
                            -----------------------   --------------------      --------------------------  ---------------------
                              Shares    Cost (000)      Shares     Cost (000)     Shares     Proceeds (000)    Shares    Cost (000)
                            ------------------------------------------------------------------------------- -----------------------
Bond Account                 252,882      $2,973       119,986       $1,449       63,094            733       309,774    $  3,690
Capital Value Account         24,350         836        17,446          658       16,785            620        25,011         871
Disciplined LargeCap Blend         -           -       171,861        2,960            -              -       171,861       2,960
   Fund

Diversified International    140,341       2,595       117,895        2,465      258,236          5,301             -           -
   Account

Equity Growth Account         56,579         986        30,599          579       12,840            250        74,338       1,318
Equity Income Account         16,886         159         2,187           22       19,073            181             -           -
Equity Income Account I            -           -        10,071          191       10,071            201             -           -
Growth Account                61,661         860        36,008          541       15,308            240        82,361       1,166
International Emerging             -           -        26,133          774            -              -        26,133         774
Markets
   Fund

International Growth Fund          -           -       203,461        2,843            -              -       203,461       2,843
LargeCap Growth Equity        79,518         350             -            -       79,518            380             -           -
   Account

LargeCap Stock Index Account 274,920       2,575       120,008        1,285      394,928          4,358             -           -
LargeCap Value Account        74,653         931        21,021          317       34,911            522        60,763         757
Partners International Fund        -           -        89,186        1,502            -              -        89,186       1,502
Partners LargeCap Blend            -           -       137,796        1,434            -              -       137,796       1,434
Fund I
Partners LargeCap Value            -           -        59,605          887            -              -        59,605         887
Fund I
Partners MidCap Growth Fund        -           -        33,931          366            -              -        33,931         366
Partners MidCap Value Fund I       -           -        23,757          366            -              -        23,757         366
Partners SmallCap Growth           -           -        23,251          248            -              -        23,251         248
   Fund I

Partners SmallCap Growth           -           -        28,478          366            -              -        28,478         366
   Fund III

Preferred Securities Fund          -           -       101,911        1,068            -              -       101,911       1,068
Real Estate Securities        33,019         679        14,360          342          330              8        47,049       1,013
Account
SmallCap Account              28,702         291        19,314          213       48,016            507             -           -
SmallCap Growth Account       32,563         335        18,470          207       51,033            602             -           -
SmallCap S&P 600 Index Fund        -           -        16,545          320            -              -        16,545         320
SmallCap Value Account        19,035         332        13,547          255       18,695            341        13,887         244
SmallCap Value Fund                -           -        18,906          366            -              -        18,906         366
                                       ----------                 ----------                ------------                ----------
                                         $13,902                    $22,024                     $14,244                  $ 22,559
                                       ==========                 ==========                ============                ==========

                                  Income Distribution from               Realized Gain/Loss                Realized Gainss from
                                      Other Investment                     on Investments                     Other Investment
                                          Companies                             000's                             Companies
                                            000's                                                                   000's
                                  --------------------------          --------------------------          --------------------------

Bond Account                   $                        178        $                          1        $                          -
Capital Value Account                                    22                                  -3                                  81
Disciplined LargeCap Blend                                -                                   -                                   -
   Fund

Diversified International                                47                                 241                                 454
   Account

Equity Growth Account                                     8                                   3                                   -
Equity Income Account                                    22                                   -                                   -
Equity Income Account I                                   -                                  10                                   -
Growth Account                                            2                                   5                                   -
International Emerging                                    -                                   -                                   -
Markets
   Fund

International Growth Fund                                 -                                   -                                   -
LargeCap Growth Equity                                    -                                  30                                   -
   Account

LargeCap Stock Index Account                             57                                 498                                   -
LargeCap Value Account                                   17                                  31                                  45
Partners International Fund                               -                                   -                                   -
Partners LargeCap Blend                                   -                                   -                                   -
Fund I
Partners LargeCap Value                                   -                                   -                                   -
Fund I
Partners MidCap Growth Fund                               -                                   -                                   -
Partners MidCap Value Fund I                              -                                   -                                   -
Partners SmallCap Growth                                  -                                   -                                   -
   Fund I

Partners SmallCap Growth                                  -                                   -                                   -
   Fund III

Preferred Securities Fund                                14                                   -                                   -
Real Estate Securities                                    8                                   -                                 103
Account
SmallCap Account                                          2                                   3                                  50
SmallCap Growth Account                                   -                                  60                                   -
SmallCap S&P 600 Index Fund                               -                                   -                                   -
SmallCap Value Account                                    8                                  -2                                  33
SmallCap Value Fund                                       -                                   -                                   -
                                  --------------------------          --------------------------          --------------------------
                               $                        385        $                        877        $                        766
                                  ==========================          ==========================          ==========================




Schedule of Investments

June 30, 2007 (unaudited)
Principal LifeTime 2040 Account

                                                                       Shares Held               Value (000's)
INVESTMENT COMPANIES (99.99%)
Principal Investors Fund, Inc. Institutional Class (62.22%)
Disciplined LargeCap Blend Fund (a)                                            80,797        $             1,382
International Emerging Markets Fund (a)                                        13,876                        428
International Growth Fund (a)                                                 103,353                      1,469
Partners International Fund (a)                                                47,016                        808
Partners LargeCap Blend Fund I (a)                                             69,104                        717
Partners LargeCap Value Fund I (a)                                             31,748                        471
Partners MidCap Growth Fund (a)(b)                                             16,666                        182
Partners MidCap Value Fund I (a)                                               11,669                        179
Partners SmallCap Growth Fund I (a)(b)                                         14,484                        157
Partners SmallCap Growth Fund III (a)(b)                                       13,989                        180
Preferred Securities Fund (a)                                                  37,761                        393
SmallCap S&P 600 Index Fund (a)                                                 7,710                        149
SmallCap Value Fund (a)                                                         9,287                        180
                                                                                                -----------------
                                                                                                           6,695
                                                                                                -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (37.77%)
Bond Account (a)                                                               91,581                      1,068
Capital Value Account (a)                                                      13,083                        477
Equity Growth Account (a)                                                      41,243                        808
Growth Account (a)                                                             41,787                        660
LargeCap Value Account (a)                                                     33,408                        494
Real Estate Securities Account (a)                                             18,773                        394
SmallCap Value Account (a)                                                      8,916                        162
                                                                                                -----------------
                                                                                                           4,063
                                                                                                -----------------
TOTAL INVESTMENT COMPANIES                                                                   $            10,758
                                                                                                -----------------
Total Investments                                                                            $            10,758
Other Assets in Excess of Liabilities, Net - 0.01%                                                             1
                                                                                                -----------------
TOTAL NET ASSETS - 100.00%                                                                   $            10,759
                                                                                                =================
                                                                                                -----------------

                                                                                                =================

(a) Affiliated Security (b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $               328
Unrealized Depreciation                                               (94)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                             234
Cost for federal income tax purposes                                10,524
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- --------------
Fund Type                                             Percent
----------------------------------------------- --------------
Domestic Equity Funds                                  61.27%
International Equity Funds                             25.14%
Fixed Income Funds                                     13.58%
Other Assets in Excess of Liabilities, Net              0.01%
                                                --------------
TOTAL NET ASSETS                                      100.00%
                                                ==============


Affiliated Securities

                             December 31, 2006           Purchases                  Sales                      June 30, 2007
                            -----------------------    --------------------      -------------------      -------------------------
                              Shares     Cost (000)       Shares     Cost (000)    Shares   Proceeds (000)   Shares      Cost (000)
                            -------------------------------------------------------------------------------------------------------
Bond Account                    76,318       $895         41,976      $   508      26,713      $   311       91,581        $1,092
Capital Value Account           14,645        505          9,276          352      10,838          400       13,083           457
Disciplined LargeCap Blend           -          -         82,542        1,423       1,745           30       80,797         1,393
   Fund

Diversified International       74,222      1,358         57,302        1,209     131,524        2,702            -             -
   Account

Equity Growth Account           32,726        576         18,383          349       9,866          191       41,243           736
Equity Income Account            3,518         32            456            5       3,974           37            -             -
Equity Income Account I              -          -          2,098           40       2,098           44            -             -
Growth Account                  33,089        464         19,880          300      11,182          174       41,787           594
International Emerging               -          -         14,166          420         290            9       13,876           411
Markets
   Fund

International Growth Fund            -          -        105,587        1,476       2,234           32      103,353         1,445
LargeCap Growth Equity          40,620        182              -            -      40,620          194            -             -
   Account

LargeCap Stock Index Account   137,156      1,281         51,115          552     188,271        2,078            -             -
LargeCap Value Account          38,679        479         12,580          191      17,851          267       33,408           414
Partners International Fund          -          -         48,031          809       1,015           17       47,016           792
Partners LargeCap Blend              -          -         70,608          735       1,504           16       69,104           719
Fund I
Partners LargeCap Value              -          -         32,439          483         691           10       31,748           473
Fund I
Partners MidCap Growth Fund          -          -         17,030          184         364            4       16,666           180
Partners MidCap Value Fund I         -          -         11,928          184         259            4       11,669           180
Partners SmallCap Growth             -          -         14,810          158         326            4       14,484           154
   Fund I

Partners SmallCap Growth             -          -         14,295          184         306            4       13,989           180
   Fund III

Preferred Securities Fund            -          -         38,585          404         824            8       37,761           396
Real Estate Securities          11,826        247          7,792          188         845           20       18,773           415
Account
SmallCap Account                20,408        206         14,406          160      34,814          368            -             -
SmallCap Growth Account         18,050        185          6,019           68      24,069          284            -             -
SmallCap S&P 600 Index Fund          -          -          7,878          152         168            3        7,710           149
SmallCap Value Account          11,019        192          5,068           96       7,171          131        8,916           157
SmallCap Value Fund                  -          -          9,491          184         204            4        9,287           180
                                        ----------                 -----------             ------------                -----------
                                           $6,602                     $10,814                   $7,346                    $10,517
                                        ==========                 ===========             ============                ===========

                                 Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                     Other Investment                     on Investments                     Other Investment
                                         Companies                             000's                             Companies
                                           000's                                                                   000's
                                 --------------------------          --------------------------          --------------------------

Bond Account                  $                         55        $                          -        $                          -
Capital Value Account                                   12                                   -                                  46
Disciplined LargeCap Blend                               -                                   -                                   -
   Fund

Diversified International                               24                                 135                                 229
   Account

Equity Growth Account                                    5                                   2                                   -
Equity Income Account                                    5                                   -                                   -
Equity Income Account I                                  -                                   4                                   -
Growth Account                                           1                                   4                                   -
International Emerging                                   -                                   -                                   -
Markets
   Fund

International Growth Fund                                -                                   1                                   -
LargeCap Growth Equity                                   -                                  12                                   -
   Account

LargeCap Stock Index Account                            27                                 245                                   -
LargeCap Value Account                                   9                                  11                                  24
Partners International Fund                              -                                   -                                   -
Partners LargeCap Blend                                  -                                   -                                   -
Fund I
Partners LargeCap Value                                  -                                   -                                   -
Fund I
Partners MidCap Growth Fund                              -                                   -                                   -
Partners MidCap Value Fund I                             -                                   -                                   -
Partners SmallCap Growth                                 -                                   -                                   -
   Fund I

Partners SmallCap Growth                                 -                                   -                                   -
   Fund III

Preferred Securities Fund                                5                                   -                                   -
Real Estate Securities                                   3                                   -                                  40
Account
SmallCap Account                                         1                                   2                                  36
SmallCap Growth Account                                  -                                  31                                   -
SmallCap S&P 600 Index Fund                              -                                   -                                   -
SmallCap Value Account                                   4                                   -                                  16
SmallCap Value Fund                                      -                                   -                                   -
                                 --------------------------          --------------------------          --------------------------
                              $                        151        $                        447        $                        391
                                 ==========================          ==========================          ==========================




Schedule of Investments

June 30, 2007 (unaudited)
Principal LifeTime 2050 Account

                                                                      Shares Held               Value (000's)
INVESTMENT COMPANIES (100.08%)
Principal Investors Fund, Inc. Institutional Class (63.00%)
Disciplined LargeCap Blend Fund (a)                                           54,165        $               926
International Emerging Markets Fund (a)                                        9,550                        295
International Growth Fund (a)                                                 73,327                      1,042
Partners International Fund (a)                                               31,859                        548
Partners LargeCap Blend Fund I (a)                                            45,936                        477
Partners LargeCap Value Fund I (a)                                            23,127                        343
Partners MidCap Growth Fund (a)(b)                                            11,696                        128
Partners MidCap Value Fund I (a)                                               8,180                        125
Partners SmallCap Growth Fund I (a)(b)                                        11,846                        128
Partners SmallCap Growth Fund III (a)(b)                                       9,812                        126
Preferred Securities Fund (a)                                                 20,075                        209
SmallCap S&P 600 Index Fund (a)                                                4,455                         86
SmallCap Value Fund (a)                                                        6,513                        126
                                                                                               -----------------
                                                                                                          4,559
                                                                                               -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (37.08%)
Bond Account (a)                                                              44,160                        515
Capital Value Account (a)                                                      9,486                        346
Equity Growth Account (a)                                                     28,915                        567
Growth Account (a)                                                            30,695                        485
LargeCap Value Account (a)                                                    23,585                        349
Real Estate Securities Account (a)                                            13,776                        289
SmallCap Value Account (a)                                                     7,329                        133
                                                                                               -----------------
                                                                                                          2,684
                                                                                               -----------------
TOTAL INVESTMENT COMPANIES                                                                  $             7,243
                                                                                               -----------------
Total Investments                                                                           $             7,243
Liabilities in Excess of Other Assets, Net - (0.08)%                                                        (6)
                                                                                               -----------------
TOTAL NET ASSETS - 100.00%                                                                  $             7,237
                                                                                               =================
                                                                                               -----------------

                                                                                               =================

(a) Affiliated Security (b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $               222
Unrealized Depreciation                                              (95)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                            127
Cost for federal income tax purposes                                7,116
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- ------------
Fund Type                                           Percent
----------------------------------------------- ------------
Domestic Equity Funds                                64.04%
International Equity Funds                           26.04%
Fixed Income Funds                                   10.00%
Liabilities in Excess of Other Assets, Net         (-0.08%)
                                                ------------
TOTAL NET ASSETS                                    100.00%
                                                ============

Affiliated Securities

                              December 31, 2006        Purchases                   Sales                       June 30, 2007
                             -----------------------  -------------            --------------------------      --------------------
                               Shares     Cost (000)    Shares      Cost (000)     Shares     Proceeds (000)    Shares    Cost (000
                             --------------------------------------------------------------------------------- --------------------
Bond Account                    41,548      $   492      28,583       $   345       25,971          $ 303        44,160     $534
Capital Value Account           10,901          379       7,622           289        9,037            335         9,486      332
Disciplined LargeCap Blend           -            -      58,510         1,008        4,345             75        54,165      933
   Fund

Diversified International       63,052        1,173      42,859           910      105,911          2,180             -        -
   Account

Equity Growth Account           23,512          418      13,903           264        8,500            165        28,915      519
Equity Income Account                -            -           -             -            -              -             -        -
Growth Account                  26,758          376      19,411           292       15,474            242        30,695      434
International Emerging               -            -      10,311           305          761             22         9,550      283
Markets
   Fund

International Growth Fund            -            -      79,244         1,108        5,917             83        73,327    1,025
LargeCap Growth Equity          32,725          151           -             -       32,725            157             -        -
   Account

LargeCap Stock Index Account    86,637          800      39,402           419      126,039          1,390             -        -
LargeCap Value Account          25,921          322       8,782           133       11,118            166        23,585      293
Partners International Fund          -            -      34,428           580        2,569             44        31,859      536
Partners LargeCap Blend              -            -      49,712           518        3,776             40        45,936      478
Fund I
Partners LargeCap Value              -            -      25,020           373        1,893             29        23,127      344
Fund I
Partners MidCap Growth Fund          -            -      12,662           137          966             11        11,696      126
Partners MidCap Value Fund I         -            -       8,866           137          686             11         8,180      126
Partners SmallCap Growth             -            -      12,830           137          984             11        11,846      126
   Fund I

Partners SmallCap Growth             -            -      10,628           137          816             11         9,812      126
   Fund III

Preferred Securities Fund            -            -      21,743           228        1,668             17        20,075      211
Real Estate Securities           8,168          193       7,565           194        1,957             46        13,776      341
Account
SmallCap Account                12,607          127       3,697            41       16,304            173             -        -
SmallCap Growth Account         15,822          165       8,313            94       24,135            285             -        -
SmallCap S&P 600 Index Fund          -            -       4,817            93          362              7         4,455       86
SmallCap Value Account           9,163          162       6,849           130        8,683            160         7,329      131
SmallCap Value Fund                  -            -       7,057           137          544             11         6,513      126
                                         -------------             ---------------           -----------------           ----------
                                            $ 4,758                   $ 8,009                     $ 5,974                 $7,110
                                         =============             ===============           =================           ==========

                                   Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                       Other Investment                     on Investments                     Other Investment
                                           Companies                             000's                             Companies
                                             000's                                                                   000's
                                   --------------------------          --------------------------          -------------------------

Bond Account                    $                         32        $                          -        $                          -
Capital Value Account                                     10                                  -1                                  34
Disciplined LargeCap Blend                                 -                                   -                                   -
   Fund

Diversified International                                 19                                  97                                 178
   Account

Equity Growth Account                                      3                                   2                                   -
Equity Income Account                                      -                                   -                                   -
Growth Account                                             1                                   8                                   -
International Emerging                                     -                                   -                                   -
Markets
   Fund

International Growth Fund                                  -                                   -                                   -
LargeCap Growth Equity                                     -                                   6                                   -
   Account

LargeCap Stock Index Account                              18                                 171                                   -
LargeCap Value Account                                     6                                   4                                  16
Partners International Fund                                -                                   -                                   -
Partners LargeCap Blend                                    -                                   -                                   -
Fund I
Partners LargeCap Value                                    -                                   -                                   -
Fund I
Partners MidCap Growth Fund                                -                                   -                                   -
Partners MidCap Value Fund I                               -                                   -                                   -
Partners SmallCap Growth                                   -                                   -                                   -
   Fund I

Partners SmallCap Growth                                   -                                   -                                   -
   Fund III

Preferred Securities Fund                                  -                                   -                                   -
Real Estate Securities                                     3                                   -                                  34
Account
SmallCap Account                                           1                                   5                                  17
SmallCap Growth Account                                    -                                  26                                   -
SmallCap S&P 600 Index Fund                                -                                   -                                   -
SmallCap Value Account                                     4                                  -1                                  15
SmallCap Value Fund                                        -                                   -                                   -
                                   --------------------------          --------------------------          -------------------------
                                $                         97        $                        317        $                        294
                                   ==========================          ==========================          =========================



Schedule of Investments

June 30, 2007 (unaudited)
Principal LifeTime Strategic Income Account

                                                                               Shares Held               Value (000's)
INVESTMENT COMPANIES (99.88%)
Principal Investors Fund, Inc. Institutional Class (45.08%)
Disciplined LargeCap Blend Fund (a)                                                    34,207        $               585
Inflation Protection Fund (a)                                                         218,698                      2,038
International Growth Fund (a)                                                          42,049                        598
Partners International Fund (a)                                                        21,663                        372
Partners LargeCap Blend Fund I (a)                                                     32,108                        333
Preferred Securities Fund (a)                                                         105,828                      1,101
SmallCap S&P 600 Index Fund (a)                                                        13,885                        269
Ultra Short Bond Fund (a)                                                             202,629                      2,018
                                                                                                        -----------------
                                                                                                                   7,314
                                                                                                        -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (54.80%)
Bond Account (a)                                                                      606,036                      7,066
Capital Value Account (a)                                                               6,945                        253
Equity Growth Account (a)                                                              13,344                        261
Growth Account (a)                                                                     17,441                        276
LargeCap Value Account (a)                                                             18,437                        273
Real Estate Securities Account (a)                                                     36,385                        763
                                                                                                                   8,892
                                                                                                        -----------------
TOTAL INVESTMENT COMPANIES                                                                           $            16,206
                                                                                                        -----------------
Total Investments                                                                                    $            16,206
Other Assets in Excess of Liabilities, Net - 0.12%                                                                    20
                                                                                                        -----------------
TOTAL NET ASSETS - 100.00%                                                                           $            16,226
                                                                                                        =================
                                                                                                        -----------------

                                                                                                        =================

(a) Affiliated Security Unrealized Appreciation (Depreciation)

Unrealized Appreciation                                   $               216
Unrealized Depreciation                                                 (251)
                                                             -----------------
Net Unrealized Appreciation (Depreciation)                               (35)
Cost for federal income tax purposes                                   16,241
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- ---------------
Fund Type                                              Percent
----------------------------------------------- ---------------
Fixed Income Funds                                      75.33%
Domestic Equity Funds                                   18.57%
International Equity Funds                               5.98%
Money Market Funds                                       0.00%
Other Assets in Excess of Liabilities, Net               0.12%
                                                ---------------
TOTAL NET ASSETS                                       100.00%
                                                ===============

Affiliated Securities

                               December 31, 2006        Purchases                 Sales                June 30, 2007
                              -----------------------  ---------------  -------------------------- -----------------------
                                Shares   Cost (000)    Shares     Cost (000)   Shares   Proceeds (000) Shares     Cost (000)
                              ---------------------------------- ------------------------------------------------------------
Bond Account                     529,335    $ 6,262     250,572   $3,025       173,871    2,030        606,036        7,257
Capital Value Account              5,338        178       2,169       82           562       20          6,945          240
Disciplined LargeCap Blend             -          -      34,338      591           131        3         34,207          588
   Fund

Diversified International         31,442        546      17,674      374        49,116    1,007              -            -
   Account

Equity Growth Account              7,765        134       6,345      122           766       15         13,344          241
Equity Income Account             18,008        164       2,333       24        20,341      188              -            -
Equity Income Account I                -          -      10,740      204        10,740      220              -            -
Growth Account                    10,341        143       8,092      124           992       15         17,441          252
Inflation Protection Fund              -          -     219,536    2,033           838        8        218,698        2,025
International Growth Fund              -          -      42,211      590           162        2         42,049          588
LargeCap Growth Equity            14,691         70           -        -        14,691       71              -            -
   Account

LargeCap Stock Index Account      69,274        636      20,889      226        90,163      994              -            -
LargeCap Value Account            21,332        261       4,280       65         7,175      109         18,437          225
Money Market Account           2,606,740      2,607     601,160      601     3,207,900    3,208              -            -
Partners International Fund            -          -      21,747      366            84        1         21,663          365
Partners LargeCap Blend                -          -      32,233      336           125        2         32,108          334
Fund I
Preferred Securities Fund              -          -     106,242    1,113           414        4        105,828        1,109
Real Estate Securities            37,084        714      12,862      305        13,561      301         36,385          719
Account
SmallCap Account                  21,016        209       6,605       73        27,621      292              -            -
SmallCap S&P 600 Index Fund            -          -      13,940      269            55        1         13,885          268
Ultra Short Bond Fund                  -          -     203,409    2,028           780        8        202,629        2,020
                                         -----------            ---------               --------                ------------
                                           $ 11,924              $12,551                  8,499                      16,231
                                         ===========            =========               ========                ============

                                   Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                       Other Investment                     on Investments                     Other Investment
                                           Companies                             000's                             Companies
                                             000's                                                                   000's
                                   --------------------------          --------------------------          -------------------------

Bond Account                    $                        362        $                          -        $                          -
Capital Value Account                                      4                                   -                                  14
Disciplined LargeCap Blend                                 -                                   -                                   -
   Fund

Diversified International                                  9                                  87                                  83
   Account

Equity Growth Account                                      1                                   -                                   -
Equity Income Account                                     24                                   -                                   -
Equity Income Account I                                    -                                  16                                   -
Growth Account                                             -                                   -                                   -
Inflation Protection Fund                                  4                                   -                                   -
International Growth Fund                                  -                                   -                                   -
LargeCap Growth Equity                                     -                                   1                                   -
   Account

LargeCap Stock Index Account                              13                                 132                                   -
LargeCap Value Account                                     4                                   8                                  12
Money Market Account                                      60                                   -                                   -
Partners International Fund                                -                                   -                                   -
Partners LargeCap Blend                                    -                                   -                                   -
Fund I
Preferred Securities Fund                                 15                                   -                                   -
Real Estate Securities                                     8                                   1                                 110
Account
SmallCap Account                                           1                                  10                                  28
SmallCap S&P 600 Index Fund                                -                                   -                                   -
Ultra Short Bond Fund                                      6                                   -                                   -
                                   --------------------------          --------------------------          -------------------------
                                $                        511        $                        255        $                        247
                                   ==========================          ==========================          =========================




Schedule of Investments

June 30, 2007 (unaudited)
Real Estate Securities Account

                                                                       Shares Held               Value (000's)
COMMON STOCKS (94.61%)
Hotels & Motels (3.45%)
Hilton Hotels Corp (a)                                                         42,720        $             1,430
Starwood Hotels & Resorts Worldwide Inc                                       111,080                      7,450
                                                                                                -----------------
                                                                                                           8,880
                                                                                                -----------------
Real Estate Operator & Developer (3.00%)
Brookfield Properties Corp                                                    108,645                      2,641
Forest City Enterprises Inc                                                    82,648                      5,081
                                                                                                -----------------
                                                                                                           7,722
                                                                                                -----------------
REITS - Apartments (18.81%)
Archstone-Smith Trust                                                         182,392                     10,781
AvalonBay Communities Inc                                                      85,326                     10,144
Camden Property Trust                                                          83,705                      5,606
Equity Residential                                                            132,438                      6,043
Essex Property Trust Inc                                                       48,775                      5,672
Home Properties Inc (a)                                                        62,583                      3,250
Mid-America Apartment Communities Inc                                          48,590                      2,550
Post Properties Inc                                                            66,200                      3,451
UDR Inc (a)                                                                    37,171                        978
                                                                                                -----------------
                                                                                                          48,475
                                                                                                -----------------
REITS - Diversified (5.16%)
Colonial Properties Trust                                                       4,920                        179
Entertainment Properties Trust                                                 70,949                      3,816
Vornado Realty Trust                                                           84,789                      9,313
                                                                                                -----------------
                                                                                                          13,308
                                                                                                -----------------
REITS - Healthcare (5.05%)
Health Care Property Investors Inc                                             60,119                      1,739
Health Care REIT Inc (a)                                                      129,308                      5,219
Omega Healthcare Investors Inc                                                139,800                      2,213
Ventas Inc                                                                    105,919                      3,840
                                                                                                -----------------
                                                                                                          13,011
                                                                                                -----------------
REITS - Hotels (7.24%)
Ashford Hospitality Trust Inc                                                 203,990                      2,399
DiamondRock Hospitality Co                                                    149,018                      2,843
Highland Hospitality Corp                                                      67,696                      1,300
Host Hotels & Resorts Inc                                                     272,201                      6,293
LaSalle Hotel Properties                                                      134,256                      5,830
                                                                                                -----------------
                                                                                                          18,665
                                                                                                -----------------
REITS - Office Property (15.91%)
Alexandria Real Estate Equities Inc                                            50,348                      4,875
Boston Properties Inc                                                         149,725                     15,291
Douglas Emmett Inc                                                            112,169                      2,775
Highwoods Properties Inc (a)                                                  116,426                      4,366
Kilroy Realty Corp                                                             34,337                      2,432
SL Green Realty Corp                                                           90,989                     11,273
                                                                                                -----------------
                                                                                                          41,012
                                                                                                -----------------
REITS - Regional Malls (13.88%)
General Growth Properties Inc                                                 208,788                     11,055
Simon Property Group Inc                                                      214,895                     19,994

REITS - Regional Malls
Taubman Centers Inc                                                            95,333                      4,730
                                                                                                -----------------
                                                                                                          35,779
                                                                                                -----------------
REITS - Shopping Centers (10.18%)
Acadia Realty Trust                                                           146,901                      3,812
Developers Diversified Realty Corp                                             75,351                      3,972
Equity One Inc (a)                                                             90,631                      2,316
Federal Realty Invs Trust                                                      48,028                      3,711
Inland Real Estate Corp                                                        48,857                        830
Kimco Realty Corp                                                             136,080                      5,180
Kite Realty Group Trust                                                        35,370                        673
Ramco-Gershenson Properties                                                    12,730                        457
Tanger Factory Outlet Centers (a)                                             102,389                      3,834
Weingarten Realty Investors                                                    35,050                      1,440
                                                                                                -----------------
                                                                                                          26,225
                                                                                                -----------------
REITS - Single Tenant (0.97%)
National Retail Properties Inc (a)                                            113,960                      2,491
                                                                                                -----------------

REITS - Storage (3.02%)
Public Storage Inc                                                            101,180                      7,773
                                                                                                -----------------

REITS - Warehouse & Industrial (7.94%)
AMB Property Corp                                                              56,486                      3,006
DCT Industrial Trust Inc                                                      170,667                      1,836
Prologis                                                                      274,354                     15,611
                                                                                                -----------------
                                                                                                          20,453
                                                                                                -----------------
TOTAL COMMON STOCKS                                                                          $           243,794
                                                                                                -----------------
                                                                        Principal
                                                                      Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (3.66%)
Commercial Paper (3.66%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                                9,449                      9,449
                                                                                                -----------------
TOTAL SHORT TERM INVESTMENTS                                                                 $             9,449
                                                                                                -----------------
MONEY MARKET FUNDS (3.48%)
Money Center Banks (3.48%)
BNY Institutional Cash Reserve Fund (b)                                         8,969                      8,969
                                                                                                -----------------
TOTAL MONEY MARKET FUNDS                                                                     $             8,969
                                                                                                -----------------
Total Investments                                                                            $           262,212
Liabilities in Excess of Other Assets, Net - (1.75)%                                                     (4,520)
                                                                                                -----------------
TOTAL NET ASSETS - 100.00%                                                                   $           257,692
                                                                                                =================
                                                                                                -----------------

                                                                                                =================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $            28,156
Unrealized Depreciation                                               (16,076)
                                                              -----------------
Net Unrealized Appreciation (Depreciation)                              12,080
Cost for federal income tax purposes                                   250,132
All dollar amounts are shown in thousands (000's)


Portfolio Summary (unaudited)
----------------------------------------------- --------------
REIT                                                  Percent
----------------------------------------------- --------------
REITS - Apartments                                     18.81%
REITS - Office Property                                15.91%
REITS - Regional Malls                                 13.88%
REITS - Shopping Centers                               10.18%
REITS - Warehouse & Industrial                          7.94%
REITS - Hotels                                          7.24%
REITS - Diversified                                     5.16%
REITS - Healthcare                                      5.05%
Finance - Investment Banker & Broker                    3.67%
Money Center Banks                                      3.48%
Hotels & Motels                                         3.44%
REITS - Storage                                         3.02%
Real Estate Operator & Developer                        3.00%
REITS - Single Tenant                                   0.97%
Liabilities in Excess of Other Assets, Net           (-1.75%)
                                                 -------------
TOTAL NET ASSETS                                      100.00%
                                                 =============



Schedule of Investments

June 30, 2007 (unaudited)
SAM Balanced Portfolio

                                                                               Shares Held               Value (000's)
INVESTMENT COMPANIES (99.98%)
Principal Investors Fund, Inc. Institutional Class (15.55%)
Disciplined LargeCap Blend Fund (a)                                                 4,563,680        $            78,039
High Yield Fund II (a)                                                              3,658,133                     31,826
                                                                                                                 109,865
                                                                                                        -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (84.43%)
Diversified International Account (a)                                               2,496,582                     52,478
Equity Income Account I (a)                                                         5,137,702                    101,315
Growth Account (a)                                                                  7,782,832                    122,969
Income Account (a)                                                                  7,195,772                     71,814
International Emerging Markets Account (a)                                            578,734                     13,531
MidCap Stock Account (a)                                                            1,569,329                     28,216
Money Market Account (a)                                                            3,769,240                      3,769
Mortgage Securities Account (a)                                                    11,980,936                    118,971
Real Estate Securities Account (a)                                                    763,663                     16,006
Short-Term Income Account (a)                                                       2,567,887                      6,266
SmallCap Growth Account (a)(b)                                                      1,171,286                     13,962
SmallCap Value Account (a)                                                            675,453                     12,307
West Coast Equity Account (a)                                                       1,438,722                     35,076
                                                                                                                 596,680
                                                                                                        -----------------
TOTAL INVESTMENT COMPANIES                                                                           $           706,545
                                                                                                        -----------------
Total Investments                                                                                    $           706,545
Other Assets in Excess of Liabilities, Net - 0.02%                                                                   117
                                                                                                        -----------------
TOTAL NET ASSETS - 100.00%                                                                           $           706,662
                                                                                                        =================
                                                                                                        -----------------

                                                                                                        =================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $           113,620
Unrealized Depreciation                                               (4,476)
                                                             -----------------
Net Unrealized Appreciation (Depreciation)                            109,144
Cost for federal income tax purposes                                  597,401
All dollar amounts are shown in thousands (000's)


Portfolio Summary (unaudited)
----------------------------------------------- ------------
Fund Type                                           Percent
----------------------------------------------- ------------
Domestic Equity Funds                                57.72%
Fixed Income Funds                                   32.39%
International Equity Funds                            9.34%
Money Market Funds                                    0.53%
Other Assets in Excess of Liabilities, Net            0.02%
                                                ------------
TOTAL NET ASSETS                                    100.00%
                                                ============

Affiliated Securities

                              December 31, 2006           Purchases (c)                Sales (c)                  June 30, 2007
                              ----------------------      --------------------    --------------------------   ---------------------
                               Shares        Cost (000)      Shares   Cost (000)      Shares    Proceeds (000)  Shares    Cost (000)
                              ------------- ------------- --------------------------------------  ------------ ---------------------
Disciplined LargeCap Blend               -           -     4,724,278   $80,454       160,598        $2,773      4,563,680    77,720
   Fund

Diversified International                -           -     3,227,558    56,040       730,976        15,373      2,496,582    40,482
   Account

Equity Income Account I                  -           -     5,686,210    80,169       548,508        11,071      5,137,702    69,349
Growth Account                           -           -     8,464,162   104,317       681,330        10,442      7,782,832    93,232
High Yield Fund II                       -           -     4,015,870    31,252       357,737         3,157      3,658,133    28,129
Income Account                           -           -     7,725,836    75,036       530,064         5,678      7,195,772    69,434
International Emerging                   -           -       651,040    13,892        72,306         1,653        578,734    12,310
Markets
   Account

LargeCap Blend Account                   -           -     7,143,762    71,229     7,143,762        93,358              -         -
MidCap Stock Account                     -           -     2,213,693    25,037       644,364        11,736      1,569,329    16,507
Money Market Account                     -           -     3,769,733     3,770           493             1      3,769,240     3,769
Mortgage Securities Account              -           -    12,817,804   130,579       836,868         8,815     11,980,936   121,576
Real Estate Securities                   -           -       966,130    20,502       202,467         5,602        763,663    15,220
Account
Short-Term Income Account                -           -     3,052,573     7,464       484,686         1,228      2,567,887     6,208
SmallCap Growth Account                  -           -     1,302,790     7,940       131,504         1,499      1,171,286     6,677
SmallCap Value Account                   -           -       840,517    15,225       165,064         3,108        675,453    12,080
West Coast Equity Account                -           -     1,879,509    30,751       440,787        10,707      1,438,722    22,026
WM High Yield Fund               3,820,680      29,531        26,951       235     3,847,631        29,766              -         -
WM VT Equity Income Fund         4,587,979      58,470             -         -     4,587,979        58,470              -         -
WM VT Growth & Income Fund       4,334,030      69,756        54,041     1,092     4,388,071        70,848              -         -
WM VT Growth Fund                7,967,100      97,020        13,652       199     7,980,752        97,219              -         -
WM VT Income Fund                7,133,449      69,035             -         -     7,133,449        69,035              -         -
WM VT International Growth       3,476,020      40,276       685,969    10,070     4,161,989        50,346              -         -
   Fund

WM VT Mid Cap Stock Fund         2,089,232      22,723             -         -     2,089,232        22,723              -         -
WM VT REIT Fund                  1,112,143      11,121       526,499     7,366     1,638,642        18,487              -         -
WM VT Short Term Income          2,878,170       7,036             -         -     2,878,170         7,036              -         -
   Fund

WM VT Small Cap Growth Fund      1,343,417       7,743             -         -     1,343,417         7,743              -         -
WM VT Small Cap Value Fund       1,193,805      12,048       215,250     2,252     1,409,055        14,300              -         -
WM VT US Government             12,007,961     122,453             -         -    12,007,961       122,453              -         -
   Securities Fund

WM VT West Coast Equity          1,819,754      29,267             -         -     1,819,754        29,267              -         -
   Fund

                                            -----------              ----------                 -----------               ----------
                                             $576,479                $774,871                    $783,894                   594,719
                                            ============             ===========                ============             ===========

                                   Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                       Other Investment                     on Investments                     Other Investment
                                           Companies                             000's                             Companies
                                             000's                                                                   000's
                                   --------------------------          --------------------------          ------------------------

Disciplined LargeCap Blend      $                          -        $                         39        $
   Fund

Diversified International                                488                                -185                               4,72
   Account

Equity Income Account I                                  992                                 251                               4,61
Growth Account                                           211                                -643
High Yield Fund II                                     1,229                                  34
Income Account                                         4,551                                  76                                 10
International Emerging                                   132                                  71                               1,12
Markets
   Account

LargeCap Blend Account                                     -                              22,129
MidCap Stock Account                                     251                               3,206                               1,77
Money Market Account                                      80                                   -
Mortgage Securities Account                            6,489                                -188
Real Estate Securities                                   134                                 320                               1,84
Account
Short-Term Income Account                                321                                 -28
SmallCap Growth Account                                    -                                 236
SmallCap Value Account                                   568                                 -37                                 33
West Coast Equity Account                                253                               1,982                               1,17
WM High Yield Fund                                        50                                   -
WM VT Equity Income Fund                                   -                                   -
WM VT Growth & Income Fund                             1,092                                   -
WM VT Growth Fund                                        199                                   -
WM VT Income Fund                                          -                                   -
WM VT International Growth                             1,199                                   -                               8,87
   Fund

WM VT Mid Cap Stock Fund                                   -                                   -
WM VT REIT Fund                                        1,108                                   -                               6,25
WM VT Short Term Income                                    -                                   -
   Fund

WM VT Small Cap Growth Fund                                -                                   -
WM VT Small Cap Value Fund                               314                                   -                               1,93
WM VT US Government                                        -                                   -
   Securities Fund

WM VT West Coast Equity                                    -                                   -
   Fund

                                   --------------------------          --------------------------          ------------------------
                                $                     19,661        $                     27,263        $                     32,77
                                   ==========================          ==========================          ========================




Schedule of Investments

June 30, 2007 (unaudited)
SAM Conservative Balanced Portfolio

                                                                       Shares Held               Value (000's)
INVESTMENT COMPANIES (99.85%)
Principal Investors Fund, Inc. Institutional Class (13.04%)
Disciplined LargeCap Blend Fund (a)                                           316,480        $             5,412
High Yield Fund II (a)                                                        482,525                      4,198
                                                                                                           9,610
                                                                                                -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (86.81%)
Diversified International Account (a)                                         178,088                      3,743
Equity Income Account I (a)                                                   356,985                      7,040
Growth Account (a)                                                            527,939                      8,341
Income Account (a)                                                          1,308,120                     13,055
International Emerging Markets Account (a)                                     38,425                        898
MidCap Stock Account (a)                                                      114,469                      2,058
Mortgage Securities Account (a)                                             1,946,852                     19,332
Real Estate Securities Account (a)                                             57,796                      1,211
Short-Term Income Account (a)                                               1,658,036                      4,046
SmallCap Growth Account (a)(b)                                                 75,300                        898
SmallCap Value Account (a)                                                     48,577                        885
West Coast Equity Account (a)                                                 102,323                      2,495
                                                                                                          64,002
                                                                                                -----------------
TOTAL INVESTMENT COMPANIES                                                                   $            73,612
                                                                                                -----------------
Total Investments                                                                            $            73,612
Other Assets in Excess of Liabilities, Net - 0.15%                                                           112
                                                                                                -----------------
TOTAL NET ASSETS - 100.00%                                                                   $            73,724
                                                                                                =================
                                                                                                -----------------

                                                                                                =================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $             7,493
Unrealized Depreciation                                              (1,513)
                                                            -----------------
Net Unrealized Appreciation (Depreciation)                             5,980
Cost for federal income tax purposes                                  67,632
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Fund Type                                                Percent
----------------------------------------------- -----------------
Fixed Income Funds                                        55.11%
Domestic Equity Funds                                     38.44%
International Equity Funds                                 6.30%
Other Assets in Excess of Liabilities, Net                 0.15%
                                                 ----------------
TOTAL NET ASSETS                                         100.00%
                                                 ================

Affiliated Securities

                            December 31, 2006               Purchases (c)            Sales (c)                     June 30, 2007
                            ----------------------      ------------------------ ----------------------       ----------------------
                             Shares         Cost (000)    Shares       Cost (000)    Shares    Proceeds (000)     Shares  Cost (000)
                            -------------  -----------------------------------------------------------------------------------------
Disciplined LargeCap Blend             -            -     332,550       $5,664      16,070       $   278        316,480   $ 5,389
   Fund

Diversified International              -            -     233,740        3,942      55,652         1,176        178,088     2,790
   Account

Equity Income Account I                -            -     421,844        6,226      64,859         1,301        356,985     4,966
Growth Account                         -            -     620,318        7,613      92,379         1,403        527,939     6,240
High Yield Fund II                     -            -     556,881        4,370      74,356           655        482,525     3,721
Income Account                         -            -   1,488,250       15,354     180,130         1,916      1,308,120    13,371
International Emerging                 -            -      48,042        1,020       9,617           223         38,425       812
Markets
   Account

LargeCap Blend Account                 -            -     529,120        5,214     529,120         6,900              -         -
MidCap Stock Account                   -            -     181,900        2,472      67,431         1,227        114,469     1,437
Mortgage Securities Account            -            -   2,206,445       22,978     259,593         2,718      1,946,852    20,171
Real Estate Securities                 -            -      77,264        1,728      19,468           535         57,796     1,219
Account
Short-Term Income Account              -            -   1,900,175        4,780     242,139           615      1,658,036     4,147
SmallCap Growth Account                -            -      89,824          602      14,524           160         75,300       450
SmallCap Value Account                 -            -      58,648        1,062      10,071           188         48,577       870
West Coast Equity Account              -            -     149,214        2,697      46,891         1,138        102,323     1,675
WM High Yield Fund               499,433        3,865       3,530           31     502,963         3,895              -         -
WM VT Equity Income Fund         355,930        4,922           -            -     355,930         4,922              -         -
WM VT Growth & Income Fund       297,217        4,621       3,706           75     300,923         4,696              -         -
WM VT Growth Fund                514,764        6,057         882           13     515,646         6,070              -         -
WM VT Income Fund              1,251,641       12,916           -            -   1,251,641        12,916              -         -
WM VT International Growth       237,056        2,583      46,781          687     283,837         3,270              -         -
   Fund

WM VT Mid Cap Stock Fund         150,437        1,892           -            -     150,437         1,892              -         -
WM VT REIT Fund                   81,158          876      38,421          538     119,579         1,414              -         -
WM VT Short Term Income        1,630,858        4,110           -            -   1,630,858         4,110              -         -
   Fund

WM VT Small Cap Growth Fund       83,391          490           -            -      83,391           490              -         -
WM VT Small Cap Value Fund        77,395          778      13,955          146      91,350           924              -         -
WM VT US Government            1,851,130       19,349           -            -   1,851,130        19,349              -         -
   Securities Fund

WM VT West Coast Equity          126,550        2,141           -            -     126,550         2,141              -         -
   Fund

                                           -----------               ----------               -----------                 --------
                                            $  64,600                  $87,212                   $86,522                  $67,258
                                           ===========               ==========               ===========                 ========

                                  Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                      Other Investment                     on Investments                     Other Investment
                                          Companies                             000's                             Companies
                                            000's                                                                   000's
                                  --------------------------          --------------------------          --------------------------

Disciplined LargeCap Blend     $                          -        $                          3        $                          -
   Fund

Diversified International                                33                                  24                                 324
   Account

Equity Income Account I                                  69                                  41                                 321
Growth Account                                           14                                  30                                   -
High Yield Fund II                                      159                                   6                                   -
Income Account                                          813                                 -67                                  19
International Emerging                                    9                                  15                                  76
Markets
   Account

LargeCap Blend Account                                    -                               1,686                                   -
MidCap Stock Account                                     18                                 192                                 128
Mortgage Securities Account                           1,032                                 -89                                   -
Real Estate Securities                                   10                                  26                                 133
Account
Short-Term Income Account                               202                                 -18                                   -
SmallCap Growth Account                                   -                                   8                                   -
SmallCap Value Account                                   40                                  -4                                  23
West Coast Equity Account                                18                                 116                                  82
WM High Yield Fund                                        6                                  -1                                   -
WM VT Equity Income Fund                                  -                                   -                                   -
WM VT Growth & Income Fund                               75                                   -                                   -
WM VT Growth Fund                                        13                                   -                                   -
WM VT Income Fund                                         -                                   -                                   -
WM VT International Growth                               82                                   -                                 605
   Fund

WM VT Mid Cap Stock Fund                                  -                                   -                                   -
WM VT REIT Fund                                          81                                   -                                 456
WM VT Short Term Income                                   -                                   -                                   -
   Fund

WM VT Small Cap Growth Fund                               -                                   -                                   -
WM VT Small Cap Value Fund                               20                                   -                                 126
WM VT US Government                                       -                                   -                                   -
   Securities Fund

WM VT West Coast Equity                                   -                                   -                                   -
   Fund

                                  --------------------------          --------------------------          --------------------------
                               $                      2,694        $                      1,968        $                      2,293
                                  ==========================          ==========================          ==========================



Schedule of Investments

June 30, 2007 (unaudited)
SAM Conservative Growth Portfolio

                                                                         Shares Held               Value (000's)
INVESTMENT COMPANIES (100.06%)
Principal Investors Fund, Inc. Institutional Class (16.72%)
Disciplined LargeCap Blend Fund (a)                                           3,317,195        $            56,724
High Yield Fund II (a)                                                        1,182,104                     10,284
                                                                                                            67,008
                                                                                                  -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (83.34%)
Diversified International Account (a)                                         1,844,517                     38,772
Equity Income Account I (a)                                                   3,744,404                     73,840
Growth Account (a)                                                            5,506,546                     87,003
Income Account (a)                                                            1,699,009                     16,956
International Emerging Markets Account (a)                                      420,345                      9,828
MidCap Stock Account (a)                                                      1,232,150                     22,154
Mortgage Securities Account (a)                                               2,840,426                     28,205
Real Estate Securities Account (a)                                              563,605                     11,813
SmallCap Growth Account (a)(b)                                                  887,538                     10,580
SmallCap Value Account (a)                                                      511,215                      9,314
West Coast Equity Account (a)                                                 1,050,982                     25,623
                                                                                                           334,088
                                                                                                  -----------------
TOTAL INVESTMENT COMPANIES                                                                     $           401,096
                                                                                                  -----------------
Total Investments                                                                              $           401,096
Liabilities in Excess of Other Assets, Net - (0.06)%                                                         (226)
                                                                                                  -----------------
TOTAL NET ASSETS - 100.00%                                                                     $           400,870
                                                                                                  =================
                                                                                                  -----------------

                                                                                                  =================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $            71,790
Unrealized Depreciation                                            (3,173)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                          68,617
Cost for federal income tax purposes                               332,479
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
------------------------------------------------------------
Fund Type                                           Percent
------------------------------------------------------------
Domestic Equity Funds                                74.10%
Fixed Income Funds                                   13.83%
International Equity Funds                           12.13%
Liabilities in Excess of Other Assets, Net         (-0.06%)
                                               -------------
TOTAL NET ASSETS                                    100.00%
                                               =============

Affiliated Securities

                            December 31, 2006           Purchases (c)                     Sales (c)                June 30, 2007
                            ----------------------      --------------------        ----------------------    ----------------------
                             Shares      Cost (000)         Shares  Cost (000)       Shares  Proceeds (000)   Shares   Cost (000)
                            --------------------------- ----------------------------------------------------------------------------
Disciplined LargeCap Blend             -           -     3,413,270   $58,129         96,075    $  1,655      3,317,195   $56,491
   Fund

Diversified International              -           -     2,576,788    47,058        732,271      15,245      1,844,517     31,668
   Account

Equity Income Account I                -           -     4,083,771    56,702        339,367       6,799      3,744,404     49,995
Growth Account                         -           -     5,931,241    84,054        424,695       6,495      5,506,546     72,788
High Yield Fund II                     -           -     1,267,913     9,600         85,809         758      1,182,104      8,845
Income Account                         -           -     1,794,796    17,273         95,787       1,025      1,699,009     16,261
International Emerging                 -           -       465,674     9,949         45,329       1,039        420,345      8,954
Markets
   Account

LargeCap Blend Account                 -           -     5,317,072    54,757      5,317,072      69,411              -          -
MidCap Stock Account                   -           -     1,599,372    17,290        367,222       6,700      1,232,150     12,848
Mortgage Securities Account            -           -     3,002,436    30,314        162,010       1,705      2,840,426     28,579
Real Estate Securities                 -           -       899,511    20,027        335,906       8,993        563,605     11,249
Account
SmallCap Growth Account                -           -     1,014,298     6,455        126,760       1,430        887,538      5,367
SmallCap Value Account                 -           -       745,103    13,465        233,888       4,382        511,215      9,072
West Coast Equity Account              -           -     1,380,582    21,308        329,600       8,002      1,050,982     15,366
WM High Yield Fund             1,174,208       8,774         8,269        72      1,182,477       8,846              -          -
WM VT Equity Income Fund       3,395,910      43,090             -         -      3,395,910      43,090              -          -
WM VT Growth & Income Fund     3,198,057      53,098        39,926       807      3,237,983      53,905              -          -
WM VT Growth Fund              5,519,663      77,981         9,464       138      5,529,127      78,119              -          -
WM VT Income Fund              1,486,627      14,079             -         -      1,486,627      14,079              -          -
WM VT International Growth     2,399,860      28,948       474,439     6,965      2,874,299      35,913              -          -
   Fund

WM VT Mid Cap Stock Fund       1,505,941      15,552             -         -      1,505,941      15,552              -          -
WM VT REIT Fund                  817,370       8,174       388,328     5,433      1,205,698      13,607              -          -
WM VT Small Cap Growth Fund    1,054,894       6,393             -         -      1,054,894       6,393              -          -
WM VT Small Cap Value Fund       939,388       9,401       169,596     1,774      1,108,984      11,175              -          -
WM VT US Government            2,825,718      28,546             -         -      2,825,718      28,546              -          -
   Securities Fund

WM VT West Coast Equity        1,331,568      20,090             -         -      1,331,568      20,090              -          -
   Fund

                                         ------------               ---------                -----------                ----------
                                            $314,126                $461,570                   $462,954                 $ 327,483
                                         ============               =========                ===========                ==========
                                 Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                     Other Investment                     on Investments                     Other Investment
                                         Companies                             000's                             Companies
                                           000's                                                                   000's
                                 --------------------------          --------------------------          --------------------------

Disciplined LargeCap Blend    $                          -        $                         17        $                          -
   Fund

Diversified International                              357                                -145                               3,457
   Account

Equity Income Account I                                725                                  92                               3,372
Growth Account                                         149                              -4,771                                   -
High Yield Fund II                                     389                                   3                                   -
Income Account                                       1,074                                  13                                  25
International Emerging                                  95                                  44                                 818
Markets
   Account

LargeCap Blend Account                                   -                              14,654                                   -
MidCap Stock Account                                   197                               2,258                               1,398
Mortgage Securities Account                          1,537                                 -30                                   -
Real Estate Securities                                  99                                 215                               1,362
Account
SmallCap Growth Account                                  -                                 342                                   -
SmallCap Value Account                                 431                                 -11                                 253
West Coast Equity Account                              184                               2,060                                 854
WM High Yield Fund                                      15                                   -                                   -
WM VT Equity Income Fund                                 -                                   -                                   -
WM VT Growth & Income Fund                             807                                   -                                   -
WM VT Growth Fund                                      138                                   -                                   -
WM VT Income Fund                                        -                                   -                                   -
WM VT International Growth                             829                                   -                               6,135
   Fund

WM VT Mid Cap Stock Fund                                 -                                   -                                   -
WM VT REIT Fund                                        817                                   -                               4,616
WM VT Small Cap Growth Fund                              -                                   -                                   -
WM VT Small Cap Value Fund                             247                                   -                               1,527
WM VT US Government                                      -                                   -                                   -
   Securities Fund

WM VT West Coast Equity                                  -                                   -                                   -
   Fund

                                 --------------------------          --------------------------          --------------------------
                              $                      8,090        $                     14,741        $                     23,817
                                 ==========================          ==========================          ==========================



Schedule of Investments

June 30, 2007 (unaudited)
SAM Flexible Income Portfolio

                                                                          Shares Held               Value (000's)
INVESTMENT COMPANIES (99.97%)
Principal Investors Fund, Inc. Institutional Class (12.26%)
Disciplined LargeCap Blend Fund (a)                                              582,761        $             9,965
High Yield Fund II (a)                                                         1,321,493                     11,497
                                                                                                             21,462
                                                                                                   -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (87.71%)
Equity Income Account I (a)                                                      484,042                      9,545
Growth Account (a)                                                               863,028                     13,636
Income Account (a)                                                             4,320,759                     43,121
MidCap Stock Account (a)                                                         237,143                      4,264
Mortgage Securities Account (a)                                                5,495,422                     54,570
Real Estate Securities Account (a)                                                88,459                      1,854
Short-Term Income Account (a)                                                  8,499,199                     20,738
SmallCap Growth Account (a)(b)                                                   151,558                      1,807
SmallCap Value Account (a)                                                        98,277                      1,791
West Coast Equity Account (a)                                                     94,272                      2,298
                                                                                                            153,624
                                                                                                   -----------------
TOTAL INVESTMENT COMPANIES                                                                      $           175,086
                                                                                                   -----------------
Total Investments                                                                               $           175,086
Other Assets in Excess of Liabilities, Net - 0.03%                                                               56
                                                                                                   -----------------
TOTAL NET ASSETS - 100.00%                                                                      $           175,142
                                                                                                   =================
                                                                                                   -----------------

                                                                                                   =================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                     $            14,158
Unrealized Depreciation                                                 (3,520)
                                                               -----------------
Net Unrealized Appreciation (Depreciation)                               10,638
Cost for federal income tax purposes                                    164,448
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- --------------
Fund Type                                             Percent
----------------------------------------------- --------------
Fixed Income Funds                                     74.18%
Domestic Equity Funds                                  25.79%
Other Assets in Excess of Liabilities, Net              0.03%
                                                --------------
TOTAL NET ASSETS                                      100.00%
                                                ==============

Affiliated Securities

                            December 31, 2006               Purchases (c)            Sales (c)                     June 30, 2007
                            ----------------------       -------------------------- ----------------------      -------------------
                             Shares       Cost (000)      Shares     Cost (000)  Shares    Proceeds (000)      Shares   Cost (000)
                            ------------- --------------  --------- ----------------------------------------- ---------------------
Disciplined LargeCap Blend             -          -       613,748   10,452        30,987      $ 534         582,761     $9,925
   Fund

Equity Income Account I                -          -       550,617    7,210        66,575      1,346         484,042      5,898
Growth Account                         -          -       970,748   10,867       107,720      1,641         863,028      9,371
High Yield Fund II                     -          -     1,487,482   10,904       165,989      1,467       1,321,493      9,527
Income Account                         -          -     4,791,646   47,931       470,887      5,010       4,320,759     43,019
LargeCap Blend Account                 -          -       921,349    7,649       921,349     12,045               -          -
MidCap Stock Account                   -          -       326,565    3,664        89,422      1,634         237,143      2,606
Mortgage Securities Account            -          -     6,049,827   62,559       554,405      5,811       5,495,422     56,626
Real Estate Securities                 -          -        94,749    2,070         6,290        170          88,459      1,896
Account
Short-Term Income Account              -          -     9,427,906   23,685       928,707      2,357       8,499,199     21,274
SmallCap Growth Account                -          -       195,996      984        44,438        498         151,558        736
SmallCap Value Account                 -          -       124,687    2,242        26,410        494          98,277      1,755
West Coast Equity Account              -          -       109,336    1,425        15,064        369          94,272      1,203
WM High Yield Fund             1,427,830     10,377        10,202       89     1,438,032     10,466               -          -
WM VT Equity Income Fund         442,423      5,075             -        -       442,423      5,075               -          -
WM VT Growth & Income Fund       554,994      7,378         6,920      140       561,914      7,518               -          -
WM VT Growth Fund                923,910     10,183         1,583       23       925,493     10,206               -          -
WM VT Income Fund              4,423,594     44,202             -        -     4,423,594     44,202               -          -
WM VT Mid Cap Stock Fund         308,381      3,325             -        -       308,381      3,325               -          -
WM VT REIT Fund                   95,928        959        45,413      635       141,341      1,594               -          -
WM VT Short Term Income        8,831,301     22,220             -        -     8,831,301     22,220               -          -
   Fund

WM VT Small Cap Growth Fund      203,515        968             -        -       203,515        968               -          -
WM VT Small Cap Value Fund       176,401      1,763        31,806      333       208,207      2,096               -          -
WM VT US Government            5,636,978     58,404             -        -     5,636,978     58,404               -          -
   Securities Fund

WM VT West Coast Equity          104,959      1,317             -        -       104,959      1,317               -          -
   Fund

                                          ----------              ---------                ---------                  ---------
                                          $ 166,171               $192,862                 $200,767                   $163,836
                                          ==========              =========                =========                  =========

                                 Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                     Other Investment                     on Investments                     Other Investment
                                         Companies                             000's                             Companies
                                           000's                                                                   000's
                                 --------------------------          --------------------------          --------------------------

Disciplined LargeCap Blend    $                          -        $                          7        $                          -
   Fund

Equity Income Account I                                 94                                  34                                 436
Growth Account                                          23                                 145                                   -
High Yield Fund II                                     450                                  90                                   -
Income Account                                       2,755                                  98                                  64
LargeCap Blend Account                                   -                               4,396                                   -
MidCap Stock Account                                    38                                 576                                 268
Mortgage Securities Account                          2,995                                -122                                   -
Real Estate Securities                                  15                                  -4                                 214
Account
Short-Term Income Account                            1,056                                 -54                                   -
SmallCap Growth Account                                  -                                 250                                   -
SmallCap Value Account                                  82                                   7                                  48
West Coast Equity Account                               16                                 147                                  76
WM High Yield Fund                                      19                                   -                                   -
WM VT Equity Income Fund                                 -                                   -                                   -
WM VT Growth & Income Fund                             140                                   -                                   -
WM VT Growth Fund                                       23                                   -                                   -
WM VT Income Fund                                        -                                   -                                   -
WM VT Mid Cap Stock Fund                                 -                                   -                                   -
WM VT REIT Fund                                         96                                   -                                 540
WM VT Short Term Income                                  -                                   -                                   -
   Fund

WM VT Small Cap Growth Fund                              -                                   -                                   -
WM VT Small Cap Value Fund                              46                                   -                                 286
WM VT US Government                                      -                                   -                                   -
   Securities Fund

WM VT West Coast Equity                                  -                                   -                                   -
   Fund

                                 --------------------------          --------------------------          --------------------------
                              $                      7,848        $                      5,570        $                      1,932
                                 ==========================          ==========================          ==========================



Schedule of Investments

June 30, 2007 (unaudited)
SAM Strategic Growth Portfolio

                                                                             Shares Held               Value (000's)
INVESTMENT COMPANIES (99.76%)
Principal Investors Fund, Inc. Institutional Class (19.75%)
Disciplined LargeCap Blend Fund (a)                                               2,115,929        $            36,182
High Yield Fund II (a)                                                            1,004,880                      8,743
                                                                                                                44,925
                                                                                                      -----------------
Principal Variable Contracts Fund, Inc.  Class 1 (80.01%)
Diversified International Account (a)                                             1,164,883                     24,486
Equity Income Account I (a)                                                       2,276,613                     44,895
Growth Account (a)                                                                3,432,953                     54,241
International Emerging Markets Account (a)                                          264,142                      6,176
MidCap Stock Account (a)                                                            847,936                     15,246
Real Estate Securities Account (a)                                                  355,802                      7,457
SmallCap Growth Account (a)(b)                                                      545,793                      6,506
SmallCap Value Account (a)                                                          316,324                      5,763
West Coast Equity Account (a)                                                       706,857                     17,233
                                                                                                               182,003
                                                                                                      -----------------
TOTAL INVESTMENT COMPANIES                                                                         $           226,928
                                                                                                      -----------------
Total Investments                                                                                  $           226,928
Other Assets in Excess of Liabilities, Net - 0.24%                                                                 544
                                                                                                      -----------------
TOTAL NET ASSETS - 100.00%                                                                         $           227,472
                                                                                                      =================
                                                                                                      -----------------

                                                                                                      =================

(a)  Affiliated Security
(b)  Non-Income Producing Security
(c) Purchases of the Principal Variable Contracts Fund, Inc. and Sales of the WM VT Group of Funds include activity from the acquisition of the WM VT Group of Funds by the Principal Variable Contracts Fund, Inc.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $            38,391
Unrealized Depreciation                                           (1,483)
                                                         -----------------
Net Unrealized Appreciation (Depreciation)                         36,908
Cost for federal income tax purposes                              190,020
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- --------------
Fund Type                                             Percent
----------------------------------------------- --------------
Domestic Equity Funds                                  82.44%
International Equity Funds                             13.48%
Fixed Income Funds                                      3.84%
Other Assets in Excess of Liabilities, Net              0.24%
                                                --------------
TOTAL NET ASSETS                                      100.00%
                                                ==============

Affiliated Securities

                           December 31, 2006          Purchases (c)                       Sales (c)            June 30, 2007
                           ----------------------     --------------------        --------------------------   --------------------
                            Shares       Cost (000)      Shares      Cost (000)    Shares     Proceeds (000)    Shares    Cost (000)
                           ------------- ----------------------------------------------------- -------------------------------------
Disciplined LargeCap Blend            -         -       2,152,002       $36,653      36,073           $626     2,115,929     $36,033
   Fund

Diversified International             -         -       1,399,737        26,015     234,854          4,896     1,164,883      20,807
   Account

Equity Income Account I               -         -       2,457,419        37,570     180,806          3,625     2,276,613      33,977
Growth Account                        -         -       3,644,645        51,062     211,692          3,214     3,432,953      45,572
High Yield Fund II                    -         -       1,091,968         8,729      87,088            769     1,004,880       7,960
International Emerging                -         -         284,474         6,082      20,332            464       264,142       5,633
Markets
   Account

LargeCap Blend Account                -         -       3,079,904        32,662   3,079,904         40,312             -           -
MidCap Stock Account                  -         -       1,101,810        13,025     253,874          4,623       847,936       9,111
Real Estate Securities                -         -         407,272         9,133      51,470          1,420       355,802       7,723
Account
SmallCap Growth Account               -         -         607,445         4,379      61,652            694       545,793       3,710
SmallCap Value Account                -         -         388,898         7,058      72,574          1,359       316,324       5,661
West Coast Equity Account             -         -         882,284        14,552     175,427          4,264       706,857      10,798
WM High Yield Fund              993,897     7,863           7,009            61   1,000,906          7,924             -           -
WM VT Equity Income Fund      1,912,486    26,786               -             -   1,912,486         26,786             -           -
WM VT Growth & Income Fund    1,794,010    30,496          22,370           452   1,816,380         30,948             -           -
WM VT Growth Fund             3,409,658    47,597           5,842            85   3,415,500         47,682             -           -
WM VT International Growth    1,454,402    18,391         287,015         4,213   1,741,417         22,604             -           -
   Fund

WM VT Mid Cap Stock Fund        973,416    10,645               -             -     973,416         10,645             -           -
WM VT REIT Fund                 438,644     4,774         207,658         2,905     646,302          7,679             -           -
WM VT Small Cap Growth Fund     589,485     3,895               -             -     589,485          3,895             -           -
WM VT Small Cap Value Fund      525,060     5,299          94,671           990     619,731          6,289             -           -
WM VT West Coast Equity         796,328    12,429               -             -     796,328         12,429             -           -
   Fund

                                         ---------                  ------------              -------------               ----------
                                         $168,175                      $255,626                   $243,147                 $186,985
                                         =========                  ============              =============               ==========

                                   Income Distribution from               Realized Gain/Loss                Realized Gain/Loss from
                                       Other Investment                     on Investments                     Other Investment
                                           Companies                             000's                             Companies
                                             000's                                                                   000's
                                   --------------------------          --------------------------          -------------------------

Disciplined LargeCap Blend      $                          -        $                          6        $                          -
   Fund

Diversified International                                221                                -312                               2,146
   Account

Equity Income Account I                                  433                                  32                               2,012
Growth Account                                            92                              -2,276                                   -
High Yield Fund II                                       328                                   -                                   -
International Emerging                                    59                                  15                                 507
Markets
   Account

LargeCap Blend Account                                     -                               7,650                                   -
MidCap Stock Account                                     133                                 709                                 947
Real Estate Securities                                    62                                  10                                 849
Account
SmallCap Growth Account                                    -                                  25                                   -
SmallCap Value Account                                   262                                 -38                                 154
West Coast Equity Account                                123                                 510                                 569
WM High Yield Fund                                        13                                   -                                   -
WM VT Equity Income Fund                                   -                                   -                                   -
WM VT Growth & Income Fund                               452                                   -                                   -
WM VT Growth Fund                                         85                                   -                                   -
WM VT International Growth                               502                                   -                               3,712
   Fund

WM VT Mid Cap Stock Fund                                   -                                   -                                   -
WM VT REIT Fund                                          437                                   -                               2,468
WM VT Small Cap Growth Fund                                -                                   -                                   -
WM VT Small Cap Value Fund                               138                                   -                                 852
WM VT West Coast Equity                                    -                                   -                                   -
   Fund

                                   --------------------------          --------------------------          -------------------------
                                $                      3,340        $                      6,331        $                     14,216
                                   ==========================          ==========================          =========================



Schedule of Investments

June 30, 2007 (unaudited)
Short-Term Bond Account

                                                                                        Principal
                                                                                      Amount (000's)             Value (000's)
BONDS (89.89%) Aerospace & Defense (0.02%)
Raytheon Co
6.75%, 8/15/2007                                                                  $                29        $                29
                                                                                                                -----------------

Aerospace & Defense Equipment (0.25%)
Sequa Corp
9.00%, 8/ 1/2009                                                                                  340                        351
                                                                                                                -----------------

Agricultural Operations (0.21%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                                                 300                        295
                                                                                                                -----------------

Airlines (0.11%)
American Airlines Inc
7.25%, 2/ 5/2009                                                                                  150                        150
                                                                                                                -----------------

Apparel Manufacturers (0.16%)
Levi Strauss & Co
12.25%, 12/15/2012                                                                                200                        217
                                                                                                                -----------------

Appliances (0.07%)
Whirlpool Corp
5.86%, 6/15/2009 (a)                                                                              100                        100
                                                                                                                -----------------

Asset Backed Securities (3.54%)
Carrington Mortgage Loan Trust
5.60%, 12/25/2035 (a)(b)                                                                          500                        500
Chase Funding Mortgage Loan Asset-Backed Certificates
5.55%, 12/25/2033 (a)                                                                              49                         49
Citigroup Mortgage Loan Trust Inc
5.57%, 7/25/2035 (a)                                                                              650                        650
5.56%, 8/25/2035 (a)(b)                                                                           253                        253
Countrywide Asset-Backed Certificates
5.57%, 4/25/2036 (a)(b)                                                                           300                        301
5.82%, 2/25/2037 (a)                                                                              325                        327
6.02%, 9/25/2046 (a)                                                                              900                        901
Countrywide Home Equity Loan Trust
5.55%, 12/15/2035 (a)(b)                                                                           82                         83
5.56%, 2/15/2036 (a)(b)                                                                           250                        250
Encore Credit Receivables Trust
5.52%, 2/25/2035 (a)                                                                               11                         11
First-Citizens Home Equity Loan LLC
5.53%, 9/15/2022 (a)(c)                                                                            82                         82
GMAC Mortgage Corp Loan Trust
5.50%, 8/25/2035 (a)                                                                              200                        200
Great America Leasing Receivables
5.39%, 9/15/2011 (c)                                                                              490                        488
Lehman XS Trust
6.03%, 11/25/2035 (a)(b)                                                                          273                        265
Nomura Asset Acceptance Corp
5.55%, 6/25/2035 (a)                                                                                2                          2

Asset Backed Securities
Nomura Asset Acceptance Corp (continued)
5.54%, 1/25/2036 (a)(c)                                                                           291                        291
Popular ABS Mortgage Pass-Through Trust
5.58%, 11/25/2035 (a)(b)                                                                          250                        250
Saxon Asset Securities Trust
5.66%, 12/26/2034 (a)(b)                                                                            7                          7
                                                                                                                -----------------
                                                                                                                           4,910
                                                                                                                -----------------
Auto - Car & Light Trucks (0.49%)
DaimlerChrysler NA Holding Corp
4.75%, 1/15/2008                                                                                  100                        100
4.05%, 6/ 4/2008                                                                                  200                        197
5.79%, 3/13/2009 (a)                                                                              150                        151
5.88%, 3/15/2011                                                                                  225                        226
                                                                                                                -----------------
                                                                                                                             674
                                                                                                                -----------------
Auto/Truck Parts & Equipment - Original (0.19%)
Tenneco Inc
10.25%, 7/15/2013                                                                                 250                        269
                                                                                                                -----------------

Automobile Sequential (0.73%)
Capital Auto Receivables Asset Trust
5.69%, 6/15/2010 (a)                                                                              100                        100
5.52%, 3/15/2011 (a)                                                                              270                        270
Carss Finance LP
6.27%, 1/15/2011 (a)(c)                                                                            51                         51
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (a)                                                                              200                        197
5.60%, 10/15/2012 (d)                                                                             240                        240
WFS Financial Owner Trust
4.50%, 5/17/2013                                                                                  160                        158
                                                                                                                -----------------
                                                                                                                           1,016
                                                                                                                -----------------
Beverages - Non-Alcoholic (0.33%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                                                                 250                        252
Panamerican Beverages Inc
7.25%, 7/ 1/2009                                                                                  200                        206
                                                                                                                -----------------
                                                                                                                             458
                                                                                                                -----------------
Brewery (0.22%)
Coors Brewing Co
6.38%, 5/15/2012                                                                                  300                        307
                                                                                                                -----------------

Building - Residential & Commercial (0.15%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                                                200                        202
                                                                                                                -----------------

Building & Construction Products - Miscellaneous (0.23%)
CRH America Inc
6.95%, 3/15/2012                                                                                  200                        208
Masco Corp
5.88%, 7/15/2012                                                                                  111                        110
                                                                                                                -----------------
                                                                                                                             318
                                                                                                                -----------------
Building Products - Cement & Aggregate (0.20%)
Martin Marietta Materials Inc
5.51%, 4/30/2010 (a)                                                                              280                        280
                                                                                                                -----------------


Building Products - Wood (0.25%)
Masco Corp
5.66%, 3/12/2010 (a)                                                                              350                        350
                                                                                                                -----------------

Cable TV (0.65%)
Comcast Corp
5.66%, 7/14/2009 (a)                                                                              150                        150
5.45%, 11/15/2010                                                                                 145                        144
COX Communications Inc
4.63%, 1/15/2010                                                                                  250                        244
7.13%, 10/ 1/2012                                                                                 150                        159
CSC Holdings Inc
7.88%, 12/15/2007                                                                                 125                        126
Rogers Cable Inc
7.88%, 5/ 1/2012                                                                                   75                         81
                                                                                                                -----------------
                                                                                                                             904
                                                                                                                -----------------
Cellular Telecommunications (0.54%)
America Movil SAB de CV
5.46%, 6/27/2008 (a)(b)(c)                                                                        175                        175
Rogers Wireless Inc
7.25%, 12/15/2012                                                                                 325                        343
Vodafone Group PLC
5.70%, 6/15/2011 (a)(b)                                                                           225                        226
                                                                                                                -----------------
                                                                                                                             744
                                                                                                                -----------------
Chemicals - Diversified (0.12%)
Equistar Chemicals LP/Equistar Funding Corp
10.63%, 5/ 1/2011                                                                                  50                         53
Huntsman LLC
11.50%, 7/15/2012                                                                                 100                        111
                                                                                                                -----------------
                                                                                                                             164
                                                                                                                -----------------
Chemicals - Specialty (0.07%)
Equistar Chemicals LP
8.75%, 2/15/2009                                                                                  100                        104
                                                                                                                -----------------

Coatings & Paint (0.16%)
Valspar Corp
5.63%, 5/ 1/2012                                                                                  220                        217
                                                                                                                -----------------

Commercial Banks (0.76%)
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (a)(c)                                                                           165                        161
Colonial Bank NA/Montgomery AL
9.38%, 6/ 1/2011                                                                                  340                        380
Glitnir Banki HF
5.52%, 10/15/2008 (a)(c)                                                                          100                        100
HSBC America Capital Trust I
7.81%, 12/15/2026 (c)                                                                             175                        182
VTB Capital SA for Vneshtorgbank
6.11%, 9/21/2007 (c)                                                                              100                        100
Wachovia Bank NA/Charlotte NC
7.88%, 2/15/2010                                                                                  125                        132
                                                                                                                -----------------
                                                                                                                           1,055
                                                                                                                -----------------
Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                                                                  15                         15
                                                                                                                -----------------


Computer Services (0.05%)
Sungard Data Systems Inc
3.75%, 1/15/2009                                                                                   75                         72
                                                                                                                -----------------

Computers - Memory Devices (0.14%)
Seagate Technology HDD Holdings
6.19%, 10/ 1/2009 (a)                                                                             100                        100
6.38%, 10/ 1/2011 (e)                                                                             100                         98
                                                                                                                -----------------
                                                                                                                             198
                                                                                                                -----------------
Containers - Metal & Glass (0.14%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                                                                  188                        191
                                                                                                                -----------------

Containers - Paper & Plastic (0.06%)
Pactiv Corp
5.88%, 7/15/2012                                                                                   90                         90
                                                                                                                -----------------

Credit Card Asset Backed Securities (0.80%)
Bank One Issuance Trust
5.69%, 12/15/2010 (a)(b)                                                                          150                        150
Chase Credit Card Master Trust
5.65%, 1/17/2011 (a)                                                                              225                        226
Citibank Credit Card Issuance Trust
6.50%, 12/15/2009 (a)(b)                                                                          425                        426
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                                                                  200                        202
Discover Card Master Trust I
5.50%, 4/16/2010 (a)                                                                              100                        100
                                                                                                                -----------------
                                                                                                                           1,104
                                                                                                                -----------------
Cruise Lines (0.14%)
Royal Caribbean Cruises Ltd
6.75%, 3/15/2008                                                                                  200                        201
                                                                                                                -----------------

Data Processing & Management (0.11%)
Fidelity National Information Services
4.75%, 9/15/2008                                                                                  155                        152
                                                                                                                -----------------

Diversified Financial Services (0.23%)
TNK-BP Finance SA
6.13%, 3/20/2012 (c)                                                                              325                        318
                                                                                                                -----------------

Diversified Operations (0.23%)
Capmark Financial Group Inc
6.01%, 5/10/2010 (a)(c)                                                                           325                        326
                                                                                                                -----------------

Drug Delivery Systems (0.17%)
Hospira Inc
5.55%, 3/30/2012                                                                                  235                        233
                                                                                                                -----------------

Electric - Generation (0.14%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                                                 51                         54
Indiantown Cogeneration LP
9.26%, 12/15/2010                                                                                 135                        143
                                                                                                                -----------------
                                                                                                                             197
                                                                                                                -----------------

Electric - Integrated (3.80%)
Arizona Public Service Co
6.38%, 10/15/2011                                                                                 400                        408
Commonwealth Edison Co
3.70%, 2/ 1/2008                                                                                  200                        198
6.15%, 3/15/2012                                                                                  275                        276
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                                                                  385                        389
Dominion Resources Inc/VA
5.66%, 9/28/2007 (a)                                                                              145                        145
5.69%, 5/15/2008                                                                                  125                        125
DTE Energy Co
5.63%, 8/16/2007 (b)                                                                              250                        250
6.65%, 4/15/2009                                                                                  175                        178
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                                                   75                         74
6.11%, 12/ 8/2008 (a)(c)                                                                           90                         90
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                                                 150                        149
Entergy Mississippi Inc
5.15%, 2/ 1/2013                                                                                  225                        216
Exelon Corp
4.45%, 6/15/2010                                                                                  175                        169
Integrys Energy Group Inc
7.00%, 11/ 1/2009                                                                                 325                        335
Ipalco Enterprises Inc
8.38%, 11/14/2008 (a)                                                                              75                         76
Northeast Utilities
3.30%, 6/ 1/2008                                                                                  100                         98
Ohio Power Co
5.53%, 4/ 5/2010 (a)                                                                              200                        200
Pepco Holdings Inc
5.50%, 8/15/2007                                                                                   16                         16
PSEG Energy Holdings LLC
8.63%, 2/15/2008                                                                                  200                        203
PSEG Power LLC
3.75%, 4/ 1/2009                                                                                  300                        291
Public Service Co of Colorado
4.38%, 10/ 1/2008                                                                                  70                         69
Scottish Power PLC
4.91%, 3/15/2010                                                                                  150                        148
Tampa Electric Co
5.38%, 8/15/2007                                                                                  150                        150
Texas-New Mexico Power Co
6.13%, 6/ 1/2008                                                                                   83                         83
Transelec SA
7.88%, 4/15/2011                                                                                  325                        343
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                                                                  170                        170
5.74%, 9/16/2008 (a)(c)                                                                            80                         80
TXU Energy Co LLC
6.13%, 3/15/2008                                                                                  100                        100
5.86%, 9/16/2008 (a)(c)                                                                           250                        250
                                                                                                                -----------------
                                                                                                                           5,279
                                                                                                                -----------------
Electronic Components - Miscellaneous (0.14%)
Jabil Circuit Inc
5.88%, 7/15/2010                                                                                  200                        198
                                                                                                                -----------------


Electronic Components - Semiconductors (0.39%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                                                  135                        136
National Semiconductor Corp
5.61%, 6/15/2010 (a)(b)                                                                           400                        400
                                                                                                                -----------------
                                                                                                                             536
                                                                                                                -----------------
Electronic Connectors (0.09%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                                                  125                        125
                                                                                                                -----------------

Finance - Auto Loans (0.45%)
Ford Motor Credit Co LLC
9.88%, 8/10/2011                                                                                  100                        105
8.11%, 1/13/2012 (a)                                                                              150                        150
GMAC LLC
6.31%, 11/30/2007                                                                                  50                         50
6.61%, 5/15/2009 (a)                                                                              175                        175
6.00%, 12/15/2011                                                                                  65                         62
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (c)                                                                               90                         87
                                                                                                                -----------------
                                                                                                                             629
                                                                                                                -----------------
Finance - Commercial (0.41%)
CIT Group Inc
5.59%, 4/27/2011 (a)                                                                              200                        199
5.64%, 7/28/2011 (a)                                                                              175                        174
5.80%, 7/28/2011                                                                                  100                        100
Textron Financial Corp
6.81%, 11/15/2007 (a)                                                                             100                        100
                                                                                                                -----------------
                                                                                                                             573
                                                                                                                -----------------
Finance - Consumer Loans (0.46%)
American General Finance Corp
4.88%, 5/15/2010                                                                                  125                        123
HSBC Finance Corp
5.64%, 11/16/2009 (a)(b)                                                                          300                        301
5.71%, 9/14/2012 (a)                                                                              150                        150
SLM Corp
3.98%, 3/ 2/2009 (a)                                                                               75                         71
                                                                                                                -----------------
                                                                                                                             645
                                                                                                                -----------------
Finance - Credit Card (0.18%)
Capital One Bank
5.75%, 9/15/2010                                                                                  250                        251
                                                                                                                -----------------

Finance - Investment Banker & Broker (1.71%)
Bear Stearns Cos Inc/The
5.55%, 11/28/2011 (a)                                                                             400                        398
Goldman Sachs Group Inc/The
5.56%, 3/ 2/2010 (a)                                                                               75                         75
6.88%, 1/15/2011                                                                                  125                        130
5.54%, 2/ 6/2012 (a)                                                                              150                        150
Jefferies Group Inc
5.88%, 6/ 8/2014                                                                                  315                        311
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049                                                                                 185                        181
Lehman Brothers Holdings Inc
5.61%, 11/10/2009 (a)                                                                             100                        100
Merrill Lynch & Co Inc
5.61%, 2/ 6/2009 (a)(b)                                                                           180                        181
3.94%, 3/ 2/2009 (a)                                                                               40                         38

Finance - Investment Banker & Broker
Merrill Lynch & Co Inc (continued)
5.58%, 2/ 5/2010 (a)                                                                               50                         50
5.56%, 11/ 1/2011 (a)                                                                             200                        200
5.59%, 6/ 5/2012 (a)(b)                                                                           125                        125
Morgan Stanley
5.64%, 1/15/2010 (a)                                                                              165                        166
5.63%, 1/ 9/2012                                                                                  275                        274
                                                                                                                -----------------
                                                                                                                           2,379
                                                                                                                -----------------
Finance - Leasing Company (0.38%)
Case Credit Corp
6.75%, 10/21/2007                                                                                 100                        100
International Lease Finance Corp
5.76%, 1/15/2010 (a)                                                                              225                        227
5.30%, 5/ 1/2012                                                                                  200                        197
                                                                                                                -----------------
                                                                                                                             524
                                                                                                                -----------------
Finance - Mortgage Loan/Banker (3.14%)
Countrywide Financial Corp
5.63%, 12/19/2008 (a)                                                                             105                        105
5.58%, 3/24/2009 (a)                                                                              225                        225
5.80%, 6/ 7/2012                                                                                  225                        223
Fannie Mae
5.62%, 2/25/2032 (a)(b)                                                                           212                        213
Fannie Mae Whole Loan
5.52%, 5/25/2035 (a)                                                                              130                        131
Freddie Mac
5.13%, 12/15/2013                                                                                 275                        268
5.50%, 1/15/2017                                                                                  174                        174
4.00%, 1/15/2022                                                                                   98                         97
5.77%, 6/15/2023 (a)                                                                               91                         92
5.72%, 7/15/2023 (a)                                                                              709                        711
5.62%, 10/15/2034 (a)                                                                              70                         70
Ginnie Mae
1.79%, 10/16/2012 (a)                                                                           4,245                        166
3.96%, 6/16/2031                                                                                  989                        951
1.13%, 2/16/2047 (a)                                                                            8,090                        505
Residential Capital LLC
5.86%, 6/ 9/2008 (a)(b)                                                                           100                         99
6.46%, 5/22/2009 (a)                                                                              325                        323
                                                                                                                -----------------
                                                                                                                           4,353
                                                                                                                -----------------
Finance - Other Services (0.24%)
Alamosa Delaware Inc
8.50%, 1/31/2012                                                                                  100                        105
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(c)                                                                          225                        234
                                                                                                                -----------------
                                                                                                                             339
                                                                                                                -----------------
Financial Guarantee Insurance (0.13%)
MGIC Investment Corp
5.63%, 9/15/2011                                                                                  180                        178
                                                                                                                -----------------

Food - Miscellaneous/Diversified (0.14%)
General Mills Inc
5.48%, 1/22/2010 (a)(b)                                                                           200                        200
                                                                                                                -----------------

Food - Retail (0.29%)
Kroger Co/The
6.38%, 3/ 1/2008                                                                                  225                        226

Food - Retail
Safeway Inc
6.50%, 11/15/2008                                                                                 100                        101
5.71%, 3/27/2009 (a)                                                                               75                         75
                                                                                                                -----------------
                                                                                                                             402
                                                                                                                -----------------
Gas - Distribution (0.67%)
Sempra Energy
5.83%, 5/21/2008 (a)                                                                              135                        135
4.75%, 5/15/2009                                                                                  175                        173
7.95%, 3/ 1/2010                                                                                  325                        343
Southern California Gas Co
5.53%, 12/ 1/2009 (a)(b)                                                                          125                        125
Southern Union Co
6.15%, 8/16/2008                                                                                  150                        151
                                                                                                                -----------------
                                                                                                                             927
                                                                                                                -----------------
Health Care Cost Containment (0.28%)
McKesson Corp
5.25%, 3/ 1/2013                                                                                  400                        390
                                                                                                                -----------------

Home Equity - Other (6.71%)
ACE Securities Corp
5.53%, 5/25/2035 (a)                                                                               35                         35
5.53%, 8/25/2035 (a)(b)                                                                           400                        400
5.52%, 10/25/2035 (a)(b)                                                                          300                        300
Asset Backed Funding Certificates
5.58%, 2/25/2035 (a)                                                                                3                          3
Bear Stearns Asset Backed Securities Trust
5.92%, 3/25/2034 (a)                                                                               72                         73
5.50%, 6/25/2047 (a)(b)                                                                           525                        525
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (a)                                                                            1,300                      1,303
5.71%, 11/25/2035 (a)                                                                             750                        742
First NLC Trust
5.55%, 5/25/2035 (a)                                                                              102                        102
5.65%, 5/25/2035 (a)                                                                               91                         91
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (a)                                                                              290                        287
5.75%, 10/25/2036                                                                                 500                        499
6.05%, 7/25/2037 (a)(d)                                                                           335                        335
GSAA Trust
6.04%, 7/25/2036                                                                                  400                        400
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (a)                                                                              600                        599
IXIS Real Estate Capital Trust
5.56%, 12/25/2035 (a)(b)                                                                          128                        128
JP Morgan Mortgage Acquisition Corp
5.58%, 7/25/2035 (a)(b)                                                                           332                        333
MASTR Asset Backed Securities Trust
5.82%, 3/25/2035 (a)                                                                              200                        199
Merrill Lynch Mortgage Investors Inc
5.52%, 2/25/2036 (a)                                                                               15                         15
Morgan Stanley ABS Capital I
5.57%, 9/25/2035 (a)(b)                                                                           400                        400
New Century Home Equity Loan Trust
5.61%, 3/25/2035 (a)                                                                               19                         19
Nomura Home Equity Loan Inc
5.54%, 5/25/2035 (a)                                                                               37                         37
Option One Mortgage Loan Trust
5.54%, 5/25/2035 (a)                                                                               52                         52
Home Equity - Other
Option One Mortgage Loan Trust (continued)
5.77%, 3/25/2037 (a)                                                                              275                        277
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (a)                                                                            1,000                        997
Residential Asset Securities Corp
4.47%, 3/25/2032                                                                                  442                        435
6.47%, 3/25/2035 (a)                                                                               50                         49
5.52%, 5/25/2035 (a)                                                                               54                         55
5.59%, 7/25/2035 (a)(b)                                                                           424                        425
WAMU Asset-Backed Certificates
5.49%, 5/25/2037 (a)(b)                                                                           200                        200
                                                                                                                -----------------
                                                                                                                           9,315
                                                                                                                -----------------
Home Equity - Sequential (2.09%)
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035                                                                                1,000                        997
5.56%, 4/25/2036                                                                                  630                        620
5.51%, 8/25/2036                                                                                  295                        293
5.81%, 11/25/2036                                                                                 650                        645
New Century Home Equity Loan Trust
4.76%, 11/25/2033                                                                                 348                        345
                                                                                                                -----------------
                                                                                                                           2,900
                                                                                                                -----------------
Housewares (0.10%)
Vitro SAB de CV
8.63%, 2/ 1/2012 (c)                                                                              140                        142
                                                                                                                -----------------

Industrial Automation & Robots (0.07%)
Intermec Inc
7.00%, 3/15/2008                                                                                  100                        100
                                                                                                                -----------------

Insurance Brokers (0.13%)
Marsh & McLennan Cos Inc
5.50%, 7/13/2007 (a)                                                                              125                        125
3.63%, 2/15/2008                                                                                   50                         49
                                                                                                                -----------------
                                                                                                                             174
                                                                                                                -----------------
Life & Health Insurance (1.09%)
Cigna Corp
7.00%, 1/15/2011                                                                                  200                        208
Lincoln National Corp
6.05%, 4/20/2067 (a)                                                                              110                        105
Pacific Life Global Funding
5.59%, 6/22/2011 (a)(b)(c)                                                                        225                        226
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                                                  340                        341
Stancorp Financial Group Inc
6.88%, 10/ 1/2012                                                                                 285                        297
Sun Life Financial Global Funding LP
5.60%, 7/ 6/2010 (a)(c)                                                                           125                        125
Unum Group
6.00%, 5/15/2008                                                                                   75                         75
5.86%, 5/15/2009                                                                                  135                        136
                                                                                                                -----------------
                                                                                                                           1,513
                                                                                                                -----------------
Machinery - Farm (0.06%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                                                   80                         84
                                                                                                                -----------------


Medical - Drugs (0.20%)
Angiotech Pharmaceuticals Inc
9.11%, 12/ 1/2013 (a)                                                                             125                        129
Elan Finance PLC/Elan Finance Corp
9.48%, 12/ 1/2013                                                                                 150                        153
                                                                                                                -----------------
                                                                                                                             282
                                                                                                                -----------------
Medical - HMO (0.23%)
Coventry Health Care Inc
5.95%, 3/15/2017                                                                                  115                        112
UnitedHealth Group Inc
5.54%, 6/21/2010 (a)(c)                                                                           205                        205
                                                                                                                -----------------
                                                                                                                             317
                                                                                                                -----------------
Medical - Wholesale Drug Distribution (0.34%)
Cardinal Health Inc
5.62%, 10/ 2/2009 (a)(c)                                                                          150                        150
5.65%, 6/15/2012 (c)                                                                              325                        324
                                                                                                                -----------------
                                                                                                                             474
                                                                                                                -----------------
Metal - Diversified (0.02%)
Falconbridge Ltd
7.25%, 7/15/2012                                                                                   30                         32
                                                                                                                -----------------

Metal Processors & Fabrication (0.11%)
Timken Co
5.75%, 2/15/2010                                                                                  150                        149
                                                                                                                -----------------

Mortgage Backed Securities (39.38%)
ACT Depositor Corp
5.62%, 9/22/2041 (a)(b)(c)                                                                        400                        399
Adjustable Rate Mortgage Trust
5.89%, 2/25/2035 (a)                                                                               29                         29
5.59%, 8/25/2036 (a)(b)                                                                           396                        398
Banc of America Alternative Loan Trust
5.72%, 6/25/2036 (a)                                                                              543                        542
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                                                  78                         78
7.33%, 11/15/2031                                                                                 200                        206
6.85%, 4/15/2036                                                                                  100                        104
5.09%, 7/10/2043                                                                                  750                        730
0.34%, 9/10/2045                                                                               42,657                        394
0.22%, 10/10/2045                                                                              51,533                        225
5.31%, 10/10/2045 (a)                                                                             525                        518
0.60%, 7/10/2046 (a)                                                                           41,017                        841
Banc of America Large Loan
5.61%, 2/ 9/2021 (a)(c)                                                                           100                        100
Banc of America Mortgage Securities Inc
4.77%, 5/25/2035 (a)                                                                              300                        296
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (a)                                                                              332                        330
Bear Stearns Alt-A Trust
5.60%, 7/25/2035 (a)                                                                               35                         35
6.30%, 7/25/2036 (a)                                                                            1,093                      1,095
6.23%, 8/25/2036 (a)                                                                              500                        500
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030                                                                                  403                        418
3.97%, 11/11/2035                                                                                 324                        317
0.65%, 5/11/2039 (a)(c)                                                                         2,181                         35
0.39%, 2/11/2041 (a)                                                                            7,035                         76
4.13%, 11/11/2041                                                                                 850                        828

Mortgage Backed Securities
Bella Vista Mortgage Trust
5.57%, 5/20/2045 (a)                                                                               71                         71
BNC Mortgage Loan Trust
5.49%, 7/25/2037 (a)(d)                                                                           386                        386
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                                                                 500                        522
Chase Mortgage Finance Corp
5.81%, 3/25/2037 (a)(d)                                                                           490                        485
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (a)                                                                          21,261                        561
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.64%, 10/15/2048 (a)                                                                          20,733                        469
0.53%, 12/11/2049 (a)                                                                          56,980                      1,034
0.56%, 12/11/2049 (a)(c)                                                                       13,535                        366
Commercial Mortgage Pass Through Certificates
1.71%, 6/10/2010 (a)(c)                                                                         2,067                         77
3.25%, 6/10/2038                                                                                   77                         73
0.05%, 12/10/2046 (a)                                                                           6,632                         83
Countrywide Alternative Loan Trust
6.37%, 2/25/2035 (a)                                                                              210                        211
6.34%, 7/20/2035 (a)(b)(d)                                                                        186                        186
5.74%, 12/25/2035 (a)(b)                                                                          340                        340
6.03%, 2/25/2036 (a)(d)                                                                           331                        332
6.00%, 5/25/2036 (a)                                                                              762                        759
5.49%, 6/25/2036 (a)(b)                                                                           400                        401
5.60%, 6/25/2036 (a)(b)                                                                           840                        843
5.59%, 5/20/2046 (a)(b)                                                                           741                        741
Countrywide Asset-Backed Certificates
5.60%, 11/25/2035 (a)                                                                              58                         58
5.59%, 1/25/2036 (a)(b)                                                                           450                        451
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033                                                                                    6                          6
5.50%, 7/25/2033 (a)                                                                              725                        721
4.49%, 12/25/2033                                                                                 500                        491
4.45%, 6/20/2035 (a)(b)                                                                           197                        195
5.90%, 9/20/2036 (a)                                                                              804                        806
Credit Suisse Mortgage Capital Certificates
0.79%, 9/15/2039 (c)                                                                           35,838                      1,030
0.08%, 12/15/2039                                                                               3,816                         66
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                                                 474                        475
6.38%, 12/16/2035                                                                                 500                        511
1.37%, 3/15/2036 (a)(c)                                                                         2,419                         67
0.64%, 5/15/2036 (a)(c)                                                                         4,114                         46
0.80%, 7/15/2036 (a)(c)                                                                         4,441                         82
0.64%, 11/15/2036 (a)(c)                                                                        7,741                        316
1.94%, 5/15/2038 (c)                                                                            1,641                         69
0.43%, 8/15/2038 (c)                                                                           46,046                        516
CW Capital Cobalt Ltd
5.17%, 8/15/2048                                                                                  375                        368
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014                                                                               34,195                        436
GMAC Commercial Mortgage Securities Inc
6.95%, 9/15/2033                                                                                   97                         99
0.99%, 3/10/2038 (a)(c)                                                                         1,263                         31
0.59%, 8/10/2038 (a)(c)                                                                        20,390                        278
Greenpoint Mortgage Funding Trust
5.59%, 6/25/2045 (a)                                                                               65                         65
5.62%, 6/25/2045 (a)                                                                               63                         63
Mortgage Backed Securities
Greenpoint Mortgage Funding Trust (continued)
5.63%, 10/25/2045 (a)(b)                                                                          122                        122
Greenwich Capital Commercial Funding Corp
0.47%, 6/10/2036 (a)(c)                                                                        20,307                        203
0.26%, 4/10/2037 (c)                                                                           65,238                        343
0.51%, 3/10/2039 (a)(c)                                                                        10,448                        248
0.97%, 8/10/2042 (a)(c)                                                                         5,090                        121
GS Mortgage Securities Corp
0.86%, 11/10/2039                                                                              11,564                        494
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (a)                                                                              260                        256
Heller Financial Commercial Mortgage Asset Corp
8.19%, 1/17/2034 (a)                                                                              575                        608
Impac CMB Trust
6.32%, 10/25/2033 (a)                                                                              30                         30
6.87%, 10/25/2034 (a)                                                                              64                         64
5.63%, 4/25/2035 (a)                                                                               52                         52
5.75%, 4/25/2035 (a)                                                                               49                         49
5.62%, 8/25/2035 (a)                                                                               19                         19
5.83%, 8/25/2035 (a)                                                                               62                         62
5.86%, 8/25/2035 (a)                                                                               69                         69
Impac Secured Assets CMN Owner Trust
5.59%, 12/25/2031 (a)(b)                                                                          104                        105
Indymac Index Mortgage Loan Trust
5.62%, 4/25/2034 (a)                                                                               38                         38
5.55%, 4/25/2035 (a)                                                                               60                         61
5.65%, 4/25/2035 (a)                                                                               45                         46
5.44%, 7/25/2035 (a)                                                                              521                        513
5.62%, 8/25/2035 (a)(b)                                                                           137                        138
5.50%, 1/25/2037 (a)(b)                                                                           485                        484
5.56%, 4/25/2037 (a)(d)                                                                           441                        441
JP Morgan Chase Commercial Mortgage Securities
0.73%, 10/12/2035 (a)(c)                                                                        5,621                        197
6.04%, 11/15/2035                                                                                 346                        349
7.20%, 11/15/2035 (a)(c)                                                                          175                        184
0.79%, 10/12/2037 (a)(c)                                                                        3,205                        129
3.48%, 6/12/2041                                                                                  268                        261
JP Morgan Commercial Mortgage Finance Corp
6.66%, 10/15/2035                                                                                 350                        354
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                                                                  276                        272
5.11%, 6/25/2035 (a)                                                                              166                        164
5.30%, 7/25/2035                                                                                  652                        647
4.98%, 8/25/2035 (a)                                                                              500                        491
5.83%, 6/25/2036 (a)(b)                                                                           819                        818
5.87%, 1/25/2037                                                                                  777                        776
5.72%, 4/25/2037 (a)(d)                                                                           400                        399
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                                                   45                         45
5.97%, 3/15/2026                                                                                   83                         83
4.90%, 6/15/2026                                                                                  111                        111
5.39%, 6/15/2026                                                                                  200                        200
2.60%, 5/15/2027                                                                                   52                         51
3.09%, 5/15/2027                                                                                  700                        687
4.19%, 8/15/2029 (b)                                                                              600                        585
3.63%, 10/15/2029                                                                                 342                        335
0.60%, 7/15/2035 (a)(c)                                                                         2,425                         80
0.64%, 10/15/2035 (a)(c)                                                                        5,150                        211
1.29%, 3/15/2036 (a)(c)                                                                         1,454                         40
Mortgage Backed Securities
LB-UBS Commercial Mortgage Trust (continued)
0.87%, 8/15/2036 (a)(c)                                                                         1,175                         21
0.68%, 2/15/2040 (a)                                                                            3,257                        112
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (a)                                                                              226                        224
Merrill Lynch Mortgage Trust
0.36%, 11/12/2035 (a)(c)                                                                       13,938                         87
0.29%, 7/12/2038                                                                               52,533                        411
5.80%, 5/12/2039 (a)                                                                              575                        577
0.43%, 9/12/2042 (a)                                                                           21,174                        221
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.06%, 7/12/2046 (a)                                                                           17,219                        282
0.88%, 7/12/2046                                                                               26,052                        901
0.74%, 8/12/2048 (a)                                                                            5,996                        248
0.06%, 12/12/2049 (a)                                                                           8,698                        130
0.86%, 12/12/2049 (a)                                                                          14,979                        491
5.11%, 12/12/2049 (a)                                                                             455                        445
Morgan Stanley Capital I
5.54%, 5/24/2043 (a)(b)(c)                                                                        300                        300
0.05%, 12/15/2043 (a)(c)                                                                        6,566                         89
5.70%, 8/25/2046 (a)(b)(d)                                                                        375                        365
5.92%, 12/20/2046 (a)(d)                                                                          125                        123
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                                                  144                        146
Nationslink Funding Corp
7.23%, 6/20/2031                                                                                  731                        739
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (a)                                                                              625                        624
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                                                                 216                        218
Residential Accredit Loans Inc
5.73%, 12/25/2035 (a)(d)                                                                           92                         92
5.47%, 3/25/2047 (a)(b)                                                                           851                        851
Residential Funding Mortgage Securities
5.17%, 11/25/2035 (a)                                                                             373                        372
5.68%, 2/25/2036 (a)                                                                              173                        172
Specialty Underwriting & Residential Finance
5.83%, 2/25/2035 (a)                                                                               15                         15
5.55%, 12/25/2035 (a)(b)                                                                           34                         34
5.55%, 3/25/2036 (a)                                                                               75                         75
Structured Adjustable Rate Mortgage Loan Trust
4.67%, 7/25/2034 (a)                                                                              500                        493
6.02%, 8/25/2034 (a)(b)                                                                           391                        392
5.57%, 3/25/2035 (a)                                                                               38                         38
Structured Asset Mortgage Investments Inc
5.62%, 5/25/2045 (a)                                                                               44                         44
5.63%, 9/25/2045 (a)                                                                               73                         73
Structured Asset Securities Corp
4.50%, 2/25/2033                                                                                  446                        425
5.50%, 6/25/2036 (a)                                                                              700                        700
Thornburg Mortgage Securities Trust
5.58%, 10/25/2035 (a)(b)                                                                          234                        234
Wachovia Bank Commercial Mortgage Trust
0.36%, 1/15/2041 (a)(c)                                                                         5,720                         39
0.51%, 4/15/2042 (a)(c)                                                                        34,191                        472
5.25%, 12/15/2043                                                                                 625                        613
4.52%, 5/15/2044                                                                                  400                        389
WaMu Mortgage Pass Through Certificates
3.97%, 3/25/2033                                                                                  204                        203
Mortgage Backed Securities
WaMu Mortgage Pass Through Certificates (continued)
4.47%, 3/25/2033 (a)                                                                              273                        272
3.93%, 4/25/2033                                                                                  336                        333
3.99%, 10/25/2033                                                                                 430                        422
4.06%, 10/25/2033 (a)                                                                             550                        542
3.80%, 6/25/2034 (a)                                                                              485                        469
4.84%, 9/25/2035 (a)                                                                              299                        295
5.71%, 6/25/2037 (a)                                                                              396                        392
5.79%, 7/25/2044 (a)                                                                               46                         47
5.72%, 1/25/2045 (a)(b)                                                                           798                        801
5.59%, 4/25/2045 (a)                                                                               84                         84
5.61%, 7/25/2045 (a)                                                                               65                         65
5.57%, 11/25/2045 (a)(b)                                                                          114                        115
Washington Mutual Alternative Mortgage
5.60%, 6/25/2046 (a)                                                                              535                        536
5.50%, 1/25/2047 (a)                                                                              370                        370
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                                                              387                        374
Wells Fargo Mortgage Backed Securities
4.19%, 3/25/2035 (a)                                                                              773                        759
5.24%, 4/25/2036 (a)                                                                              613                        606
                                                                                                                -----------------
                                                                                                                          54,677
                                                                                                                -----------------
Mortgage Securities (0.34%)
Ginnie Mae
4.51%, 10/16/2028 (a)                                                                             324                        316
0.85%, 3/16/2047 (a)                                                                            2,421                        154
                                                                                                                -----------------
                                                                                                                             470
                                                                                                                -----------------
Multi-Line Insurance (0.25%)
CNA Financial Corp
6.60%, 12/15/2008                                                                                 150                        152
6.00%, 8/15/2011                                                                                  100                        100
Genworth Financial Inc
6.15%, 11/15/2066 (a)                                                                             100                         95
                                                                                                                -----------------
                                                                                                                             347
                                                                                                                -----------------
Multimedia (0.41%)
Thomson Corp/The
5.75%, 2/ 1/2008                                                                                   70                         70
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                                                                  125                        127
Time Warner Inc
5.59%, 11/13/2009 (a)(b)                                                                          175                        175
5.50%, 11/15/2011                                                                                 100                         99
Viacom Inc
5.71%, 6/16/2009 (a)                                                                              100                        101
                                                                                                                -----------------
                                                                                                                             572
                                                                                                                -----------------
Mutual Insurance (0.10%)
Health Care Service Corp
7.75%, 6/15/2011 (c)                                                                              125                        134
                                                                                                                -----------------

Non-Hazardous Waste Disposal (0.21%)
Oakmont Asset Trust
4.51%, 12/22/2008 (c)                                                                             300                        296
                                                                                                                -----------------

Office Automation & Equipment (0.23%)
Xerox Corp
6.11%, 12/18/2009 (a)                                                                             200                        203

Office Automation & Equipment
Xerox Corp (continued)
5.50%, 5/15/2012                                                                                  115                        113
                                                                                                                -----------------
                                                                                                                             316
                                                                                                                -----------------
Office Furnishings - Original (0.09%)
Steelcase Inc
6.50%, 8/15/2011                                                                                  120                        121
                                                                                                                -----------------

Oil - Field Services (0.40%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                                              125                        124
8.75%, 9/ 1/2011                                                                                   75                         77
Weatherford International Inc
6.63%, 11/15/2011                                                                                 125                        129
5.95%, 6/15/2012 (c)                                                                              225                        227
                                                                                                                -----------------
                                                                                                                             557
                                                                                                                -----------------
Oil & Gas Drilling (0.25%)
ENSCO International Inc
6.75%, 11/15/2007                                                                                 350                        352
                                                                                                                -----------------

Oil Company - Exploration & Production (1.05%)
Anadarko Finance Co
6.75%, 5/ 1/2011                                                                                  175                        181
Anadarko Petroleum Corp
5.76%, 9/15/2009 (a)                                                                              150                        150
Devon OEI Operating Inc
7.25%, 10/ 1/2011                                                                                 250                        263
Newfield Exploration Co
7.45%, 10/15/2007                                                                                 250                        250
Occidental Petroleum Corp
4.00%, 11/30/2007                                                                                  35                         35
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                                                                  100                        101
8.00%, 11/15/2011                                                                                 125                        136
Swift Energy Co
7.63%, 7/15/2011                                                                                  125                        126
XTO Energy Inc
7.50%, 4/15/2012                                                                                  200                        215
                                                                                                                -----------------
                                                                                                                           1,457
                                                                                                                -----------------
Oil Refining & Marketing (0.37%)
Giant Industries Inc
11.00%, 5/15/2012                                                                                 100                        105
Premcor Refining Group Inc/The
9.50%, 2/ 1/2013                                                                                  100                        106
Tesoro Corp
6.25%, 11/ 1/2012                                                                                 200                        199
Valero Energy Corp
6.88%, 4/15/2012                                                                                  100                        105
                                                                                                                -----------------
                                                                                                                             515
                                                                                                                -----------------
Optical Supplies (0.14%)
Bausch & Lomb Inc
6.95%, 11/15/2007                                                                                 200                        201
                                                                                                                -----------------

Paper & Related Products (0.07%)
Bowater Inc
8.36%, 3/15/2010 (a)                                                                              100                         99
                                                                                                                -----------------


Pipelines (0.54%)
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                                                  125                        122
Enbridge Inc
5.80%, 6/15/2014                                                                                  315                        312
ONEOK Partners LP
5.90%, 4/ 1/2012                                                                                  130                        131
TEPPCO Partners LP
7.63%, 2/15/2012                                                                                  175                        187
                                                                                                                -----------------
                                                                                                                             752
                                                                                                                -----------------
Power Converter & Supply Equipment (0.01%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                                                   20                         20
                                                                                                                -----------------

Property & Casualty Insurance (0.32%)
Markel Corp
7.00%, 5/15/2008                                                                                  150                        151
WR Berkley Corp
9.88%, 5/15/2008                                                                                  281                        290
                                                                                                                -----------------
                                                                                                                             441
                                                                                                                -----------------
Property Trust (0.18%)
Westfield Group
5.40%, 10/ 1/2012 (c)(f)                                                                          250                        247
                                                                                                                -----------------

Publishing - Periodicals (0.14%)
Dex Media East LLC/Dex Media East Finance Co
12.13%, 11/15/2012                                                                                175                        188
                                                                                                                -----------------

Real Estate Operator & Developer (0.59%)
Duke Realty LP
3.35%, 1/15/2008                                                                                   25                         25
5.63%, 8/15/2011                                                                                  100                        100
ERP Operating LP
5.50%, 10/ 1/2012                                                                                 350                        347
Regency Centers LP
8.45%, 9/ 1/2010                                                                                  315                        341
                                                                                                                -----------------
                                                                                                                             813
                                                                                                                -----------------
Recreational Centers (0.19%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                                                 250                        263
                                                                                                                -----------------

Regional Banks (1.38%)
BAC Capital Trust XIII
5.76%, 3/15/2043 (a)                                                                              235                        231
BAC Capital Trust XIV
5.63%, 3/15/2043 (a)                                                                              300                        293
Capital One Financial Corp
5.70%, 9/15/2011                                                                                  160                        159
First Union Institutional Capital I
8.04%, 12/ 1/2026                                                                                 250                        260
Fleet Capital Trust II
7.92%, 12/11/2026                                                                                 275                        286
NB Capital Trust
7.83%, 12/15/2026                                                                                 175                        182
SunTrust Preferred Capital I
5.85%, 12/31/2049 (a)                                                                             200                        199
Wachovia Corp
5.51%, 3/ 1/2012 (a)                                                                              100                        100

Regional Banks
Wells Fargo & Co
4.00%, 9/10/2012 (a)                                                                              200                        199
                                                                                                                -----------------
                                                                                                                           1,909
                                                                                                                -----------------
REITS - Apartments (0.39%)
Archstone-Smith Operating Trust
6.50%, 2/15/2012                                                                                  325                        338
Camden Property Trust
4.38%, 1/15/2010                                                                                   75                         73
UDR Inc
4.50%, 3/ 3/2008                                                                                   35                         35
5.50%, 4/ 1/2014                                                                                  100                         97
                                                                                                                -----------------
                                                                                                                             543
                                                                                                                -----------------
REITS - Diversified (1.13%)
Duke Realty LP
6.80%, 2/12/2009                                                                                  325                        332
iStar Financial Inc
5.70%, 9/15/2009 (a)                                                                              175                        175
5.71%, 3/ 9/2010 (a)                                                                              200                        200
6.00%, 12/15/2010                                                                                 450                        452
5.65%, 9/15/2011                                                                                  175                        173
Liberty Property LP
7.75%, 4/15/2009                                                                                  235                        244
                                                                                                                -----------------
                                                                                                                           1,576
                                                                                                                -----------------
REITS - Healthcare (0.51%)
Health Care Property Investors Inc
5.81%, 9/15/2008 (a)                                                                              325                        325
5.65%, 12/15/2013                                                                                  75                         73
National Health Investors Inc
7.30%, 7/16/2007                                                                                  100                        100
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                                  200                        203
                                                                                                                -----------------
                                                                                                                             701
                                                                                                                -----------------
REITS - Office Property (0.47%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010                                                                                 205                        205
Crescent Real Estate Equities LP
7.50%, 9/15/2007                                                                                  125                        126
HRPT Properties Trust
5.96%, 3/16/2011 (a)                                                                               88                         88
6.95%, 4/ 1/2012                                                                                  225                        234
                                                                                                                -----------------
                                                                                                                             653
                                                                                                                -----------------
REITS - Regional Malls (0.21%)
Simon Property Group LP
3.75%, 1/30/2009                                                                                  150                        146
4.60%, 6/15/2010                                                                                   45                         44
5.60%, 9/ 1/2011                                                                                  105                        105
                                                                                                                -----------------
                                                                                                                             295
                                                                                                                -----------------
REITS - Shopping Centers (0.27%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                                                                  225                        219
Federal Realty Invs Trust
6.00%, 7/15/2012                                                                                  150                        152
                                                                                                                -----------------
                                                                                                                             371
                                                                                                                -----------------

REITS - Warehouse & Industrial (0.20%)
Prologis
5.61%, 8/24/2009 (a)                                                                              275                        276
                                                                                                                -----------------

Rental - Auto & Equipment (0.14%)
Erac USA Finance Co
5.60%, 4/30/2009 (a)(b)(c)                                                                        200                        201
                                                                                                                -----------------

Retail - Drug Store (0.22%)
CVS Caremark Corp
5.66%, 6/ 1/2010 (a)                                                                              300                        300
                                                                                                                -----------------

Retail - Major Department Store (0.31%)
May Department Stores Co/The
3.95%, 7/15/2007                                                                                  130                        130
4.80%, 7/15/2009                                                                                  300                        294
                                                                                                                -----------------
                                                                                                                             424
                                                                                                                -----------------
Retail - Restaurants (0.05%)
Yum! Brands Inc
7.65%, 5/15/2008                                                                                   75                         76
                                                                                                                -----------------

Rubber - Tires (0.07%)
Goodyear Tire & Rubber Co/The
9.13%, 12/ 1/2009 (a)(c)                                                                          100                        100
                                                                                                                -----------------

Satellite Telecommunications (0.13%)
Intelsat Corp
6.38%, 1/15/2008                                                                                  175                        175
                                                                                                                -----------------

Savings & Loans - Thrifts (0.22%)
Washington Mutual Inc
5.51%, 3/20/2008 (a)                                                                               50                         50
5.66%, 1/15/2010 (a)                                                                              150                        151
5.66%, 3/22/2012 (a)                                                                              100                         99
                                                                                                                -----------------
                                                                                                                             300
                                                                                                                -----------------
Sovereign (0.08%)
Mexico Government International Bond
8.38%, 1/14/2011                                                                                  100                        109
                                                                                                                -----------------

Special Purpose Banks (0.14%)
Korea Development Bank
5.49%, 4/ 3/2010 (a)(b)                                                                           200                        200
                                                                                                                -----------------

Special Purpose Entity (0.40%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (c)                                                                              250                        245
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                                                   60                         58
Xlliac Global Funding
5.56%, 6/ 2/2008 (a)(b)(c)                                                                        250                        250
                                                                                                                -----------------
                                                                                                                             553
                                                                                                                -----------------
Steel - Producers (0.36%)
IPSCO Inc
8.75%, 6/ 1/2013                                                                                   50                         53
Ispat Inland ULC
9.75%, 4/ 1/2014                                                                                  200                        222

Steel - Producers
United States Steel Corp
5.65%, 6/ 1/2013                                                                                  225                        221
                                                                                                                -----------------
                                                                                                                             496
                                                                                                                -----------------
Supranational Bank (0.07%)
Corp Andina de Fomento
5.59%, 3/14/2008 (a)                                                                              100                        100
                                                                                                                -----------------

Telecommunication Services (0.31%)
Bellsouth Telecommunications Inc
5.88%, 1/15/2009                                                                                  100                        100
Qwest Corp
5.63%, 11/15/2008                                                                                 100                        100
7.88%, 9/ 1/2011                                                                                   75                         78
Telcordia Technologies Inc
9.11%, 7/15/2012 (a)(c)                                                                           150                        148
                                                                                                                -----------------
                                                                                                                             426
                                                                                                                -----------------
Telephone - Integrated (1.34%)
Deutsche Telekom International Finance BV
5.54%, 3/23/2009 (a)(b)                                                                           175                        175
Royal KPN NV
8.00%, 10/ 1/2010                                                                                 250                        267
Sprint Capital Corp
7.63%, 1/30/2011                                                                                  250                        263
Sprint Nextel Corp
5.76%, 6/28/2010 (a)                                                                              150                        150
Telecom Italia Capital SA
4.00%, 11/15/2008                                                                                  65                         64
5.84%, 2/ 1/2011 (a)                                                                              100                        100
5.97%, 7/18/2011 (a)                                                                              120                        121
Telefonica Emisiones SAU
5.66%, 6/19/2009 (a)                                                                              200                        201
5.86%, 2/ 4/2013 (g)                                                                              325                        324
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008                                                                                 200                        197
                                                                                                                -----------------
                                                                                                                           1,862
                                                                                                                -----------------
Television (0.15%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009                                                                                  200                        204
                                                                                                                -----------------

Tobacco (0.14%)
Reynolds American Inc
6.06%, 6/15/2011 (a)                                                                              200                        200
                                                                                                                -----------------

Tools - Hand Held (0.22%)
Snap-On Inc
5.48%, 1/12/2010 (a)(b)                                                                           300                        300
                                                                                                                -----------------
TOTAL BONDS                                                                                                  $           124,809
                                                                                                                -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (19.26%) Federal Home Loan
Mortgage Corporation (FHLMC) (1.90%)
4.50%, 9/ 1/2010                                                                                   94                         92
4.50%, 2/ 1/2011                                                                                   57                         56
4.50%, 4/ 1/2011                                                                                  253                        246
4.50%, 6/ 1/2011                                                                                  129                        126
4.50%, 11/ 1/2011                                                                                 211                        205
4.08%, 12/ 1/2034 (a)                                                                             444                        446
4.55%, 1/ 1/2035 (a)                                                                              135                        133
5.76%, 6/ 1/2035 (a)                                                                              812                        825
Federal Home Loan Mortgage Corporation (FHLMC)
4.84%, 9/ 1/2035 (a)                                                                              265                        263
5.00%, 9/ 1/2035 (a)                                                                              254                        252
                                                                                                                -----------------
                                                                                                                           2,644
                                                                                                                -----------------
Federal National Mortgage Association (FNMA) (3.18%)
4.00%, 5/ 1/2010                                                                                   43                         42
4.50%, 5/ 1/2010                                                                                   55                         53
4.00%, 6/ 1/2010                                                                                   25                         25
4.50%, 6/ 1/2010                                                                                  121                        118
4.00%, 7/ 1/2010                                                                                   27                         26
4.00%, 8/ 1/2010                                                                                   15                         14
4.00%, 3/ 1/2011                                                                                   58                         56
4.50%, 5/ 1/2011                                                                                   74                         72
4.50%, 7/ 1/2011                                                                                  152                        148
4.50%, 8/ 1/2011                                                                                  291                        283
4.50%, 9/ 1/2011                                                                                   50                         49
4.62%, 12/ 1/2032 (a)                                                                             451                        453
3.98%, 5/ 1/2033 (a)                                                                              520                        515
7.63%, 12/ 1/2033 (a)                                                                              48                         48
4.34%, 7/ 1/2034 (a)                                                                              261                        257
4.30%, 8/ 1/2034 (a)                                                                              134                        132
4.43%, 9/ 1/2034 (a)                                                                              218                        216
4.50%, 1/ 1/2035 (a)                                                                              191                        188
6.09%, 1/ 1/2035 (a)                                                                               32                         32
5.83%, 2/ 1/2035 (a)                                                                               85                         86
4.55%, 4/ 1/2035 (a)                                                                              332                        326
6.59%, 6/ 1/2035 (a)                                                                               97                         98
4.52%, 9/ 1/2035 (a)                                                                              569                        565
4.88%, 2/ 1/2037 (a)                                                                              604                        614
                                                                                                                -----------------
                                                                                                                           4,416
                                                                                                                -----------------
U.S. Treasury (12.70%)
4.25%, 10/31/2007 (e)                                                                           7,850                      7,833
4.13%, 8/15/2008 (e)                                                                            3,000                      2,972
4.88%, 8/31/2008 (e)                                                                            1,900                      1,897
3.88%, 5/15/2010 (e)                                                                              525                        511
4.50%, 11/15/2010 (e)                                                                             300                        296
4.50%, 11/30/2011 (e)                                                                             900                        885
4.50%, 4/30/2012 (e)                                                                            1,900                      1,865
4.38%, 8/15/2012 (e)                                                                            1,400                      1,368
                                                                                                                -----------------
                                                                                                                          17,627
                                                                                                                -----------------
U.S. Treasury Inflation-Indexed Obligations (1.48%)
3.88%, 1/15/2009 (e)                                                                            2,016                      2,048
                                                                                                                -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                        $            26,735
                                                                                                                -----------------
SHORT TERM INVESTMENTS (2.73%)
Commercial Paper (2.73%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                                                3,783                      3,783
                                                                                                                -----------------
TOTAL SHORT TERM INVESTMENTS                                                                                 $             3,783
                                                                                                                -----------------
MONEY MARKET FUNDS (1.24%)
Money Center Banks (1.24%)
BNY Institutional Cash Reserve Fund (b)                                                         1,726                      1,727
                                                                                                                -----------------
TOTAL MONEY MARKET FUNDS                                                                                     $             1,727
                                                                                                                -----------------
Total Investments                                                                                            $           157,054
Liabilities in Excess of Other Assets, Net - (13.12)%                                                                   (18,214)
                                                                                                                -----------------
TOTAL NET ASSETS - 100.00%                                                                                   $           138,840
                                                                                                                =================
                                                                                                                -----------------

                                                                                                                =================

(a)         Variable Rate
(b)         Security was purchased with the cash proceeds from securities loans.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $12,585 or 9.06% of net assets.
(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,384 or 2.44% of net assets.
(e) Security or a portion of the security was on loan at the end of the period.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $247 or 0.18% of net assets.
(g)         Security purchased on a when-issued basis.

Unrealized Appreciation(Depreciation)

Unrealized Appreciation                                  $               206
Unrealized Depreciation                                              (1,373)
                                                            -----------------
Net Unrealized Appreciation (Depreciation)                           (1,167)
Cost for federal income tax purposes                                 157,995
All dollar amounts are shown in thousands (000's)


                                                                 Swaptions
                                                                               Exercise      Expiration
Description                                                       Contracts    Rate           Month        U.S. $ Value
---------------------------------------------------------------------------- ------- --------------- ---- --------------
Written Put - OTC 10 Year Interest Rate Swap; pay floating rate
based on                                                         20,000,000    5.78  %      9/1/2007    $          (226)
3-month LIBOR; with Lehman Brothers
                                                                                                          --------------

                                                                                                          --------------
                                                                                                          --------------
 (Premiums received $38)                                                                               $           (226)
                                                                                                          --------------
All dollar amounts are shown in thousands (000's)


                                                          Interest Rate Swap Agreements
                                                                                                                   Unrealized
                                                                                                     Notional     Appreciation/
Description                                                                                           Amount      (Depreciation)
-------------------- ------------------------------------------------------------------------------- ----------- -----------------
Receive semi-annually a fixed rate of 5.911% and pay quarterly a floating rate based on 3-month
LIBOR to Lehman                                                                                   $     5,200     $      (95)
Brothers. Expires June 2017.


All dollar amounts are shown in thousands (000's)

                                                          Total Return Swap Agreements
                                                                                                                      Unrealized
                                                                                                     Notional       Appreciation/
Description                                                                                           Amount        (Depreciation)
-------------------------------------- ------------------------------------------------------------- ------------- -----------------
Receive a monthly return equal to the Lehman Erisa Eligible CMBS Index and pay monthly a floating
rate based on                                                                                     $    1,500         $   (13)
1-month LIBOR with Wachovia Bank.  Expires November 2007.


Receive a monthly return equal to the Lehman Erisa Eligible CMBS Index and pay monthly a floating
rate based on                                                                                          1,675              (14)
1-month LIBOR with Wachovia Bank.  Expires October 2007.


All dollar amounts are shown in thousands (000's)


                                                      Futures Contracts
                                                                                        Current        Unrealized
                                                           Number of       Original      Market       Appreciation/
Type                                                       Contracts         Value        Value       (Depreciation)
------------------------------------------------------- ----------------- ----------------------------- ----------------
U.S. 5 Year Note; September 2007                               31              $3,223       $3,226         (3)
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
----------------------------------------------- ------------
Sector                                              Percent
----------------------------------------------- ------------
Mortgage Securities                                  47.20%
Financial                                            17.59%
Government                                           14.32%
Asset Backed Securities                              13.90%
Utilities                                             4.61%
Communications                                        3.66%
Consumer, Non-cyclical                                2.86%
Energy                                                2.62%
Consumer, Cyclical                                    2.33%
Industrial                                            2.08%
Technology                                            0.92%
Basic Materials                                       0.80%
Diversified                                           0.23%
Liabilities in Excess of Other Assets, Net        (-13.12%)
                                                ------------
TOTAL NET ASSETS                                    100.00%
                                                ============

Other Assets Summary (unaudited)
----------------------------------------------- ------------
Asset Type                                          Percent
----------------------------------------------- ------------
Futures                                               2.32%
Interest Rate Swaps                                   0.07%
Total Return Swaps                                    0.02%
Written Swaptions                                     0.16%




Schedule of Investments

June 30, 2007 (unaudited)
Short-Term Income Account

                                                                               Principal
                                                                             Amount (000's)             Value (000's)
BONDS (85.56%) Asset Backed Securities (0.78%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011                                                                         307        $               300
Green Tree Home Improvement Loan Trust
7.45%, 9/15/2025                                                                          27                         26
                                                                                                       -----------------
                                                                                                                    326
                                                                                                       -----------------
Automobile Sequential (2.10%)
WFS Financial Owner Trust
3.93%, 2/17/2012                                                                         892                        883
                                                                                                       -----------------

Casino Hotels (2.30%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                                       1,000                        969
                                                                                                       -----------------

Commercial Services (2.38%)
PHH Corp
6.00%, 3/ 1/2008                                                                       1,000                      1,002
                                                                                                       -----------------

Commercial Services - Finance (2.35%)
Western Union Co/The
5.40%, 11/17/2011                                                                      1,000                        987
                                                                                                       -----------------

Cruise Lines (2.37%)
Carnival Corp
3.75%, 11/15/2007                                                                      1,000                        994
                                                                                                       -----------------

Diversified Financial Services (2.38%)
General Electric Capital Corp
5.72%, 8/22/2011                                                                       1,000                      1,000
                                                                                                       -----------------

Electric - Integrated (2.61%)
Pacific Gas & Electric Co
3.60%, 3/ 1/2009                                                                         350                        340
Texas-New Mexico Power Co
6.25%, 1/15/2009                                                                         750                        756
                                                                                                       -----------------
                                                                                                                  1,096
                                                                                                       -----------------
Finance (0.37%)
Green Tree Financial Corp
7.70%, 9/15/2026                                                                          80                         72
Mid-State Trust
8.33%, 4/ 1/2030                                                                          79                         82
                                                                                                       -----------------
                                                                                                                    154
                                                                                                       -----------------
Finance - Investment Banker & Broker (1.18%)
Goldman Sachs Group Inc/The
4.13%, 1/15/2008                                                                         500                        497
                                                                                                       -----------------

Finance - Mortgage Loan/Banker (18.10%)
Countrywide Financial Corp
5.80%, 6/ 7/2012                                                                         900                        894

Finance - Mortgage Loan/Banker
Fannie Mae
4.88%, 5/18/2012 (a)                                                                   1,000                        982
5.80%, 7/16/2013 (b)                                                                     500                        498
5.00%, 11/25/2035                                                                        666                        651
Freddie Mac
5.00%, 1/16/2009 (a)                                                                   1,000                        997
4.13%, 7/12/2010 (a)                                                                   1,000                        970
5.25%, 7/18/2011 (a)                                                                   1,000                      1,000
4.25%, 6/15/2027                                                                         219                        217
4.50%, 5/15/2030                                                                       1,000                        959
Ginnie Mae
4.50%, 8/20/2032                                                                         463                        440
                                                                                                       -----------------
                                                                                                                  7,608
                                                                                                       -----------------
Finance - Other Services (2.46%)
SB Treasury Co LLC
9.40%, 12/29/2049 (b)(c)                                                               1,000                      1,035
                                                                                                       -----------------

Gas - Distribution (0.82%)
Sempra Energy
4.75%, 5/15/2009                                                                         350                        346
                                                                                                       -----------------

Investment Management & Advisory Services (1.09%)
Nuveen Investments Inc
5.00%, 9/15/2010                                                                         500                        459
                                                                                                       -----------------

Medical - Biomedical/Gene (3.45%)
Amgen Inc
4.00%, 11/18/2009                                                                      1,500                      1,452
                                                                                                       -----------------

Medical - Wholesale Drug Distribution (2.39%)
Cardinal Health Inc
6.25%, 7/15/2008                                                                       1,000                      1,006
                                                                                                       -----------------

Mortgage Backed Securities (13.74%)
Banc of America Funding Corp
5.75%, 3/25/2036                                                                       1,101                      1,096
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033                                                                       1,000                        983
Chase Mortgage Finance Corp
5.50%, 5/25/2035                                                                         757                        752
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033                                                                        419                        420
GMAC Commercial Mortgage Securities Inc
7.15%, 12/15/2016 (b)(c)                                                                  91                         91
GSR Mortgage Loan Trust
6.00%, 2/25/2035                                                                         570                        569
6.00%, 6/25/2036                                                                         914                        915
Residential Asset Securitization Trust
6.00%, 5/25/2036                                                                         949                        950
                                                                                                       -----------------
                                                                                                                  5,776
                                                                                                       -----------------
Multimedia (2.36%)
COX Enterprises Inc
4.38%, 5/ 1/2008 (c)                                                                   1,000                        990
                                                                                                       -----------------


Networking Products (1.77%)
Cisco Systems Inc
5.25%, 2/22/2011                                                                         750                        745
                                                                                                       -----------------

Property & Casualty Insurance (1.86%)
Fidelity National Financial Inc
7.30%, 8/15/2011                                                                         750                        782
                                                                                                       -----------------

Real Estate Operator & Developer (1.91%)
Duke Realty LP
7.38%, 8/ 1/2007                                                                         800                        801
                                                                                                       -----------------

Reinsurance (2.32%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008                                                                      1,000                        976
                                                                                                       -----------------

REITS - Healthcare (2.42%)
Nationwide Health Properties Inc
6.50%, 7/15/2011                                                                       1,000                      1,016
                                                                                                       -----------------

REITS - Shopping Centers (1.79%)
Developers Diversified Realty Corp
6.63%, 1/15/2008                                                                         750                        754
                                                                                                       -----------------

REITS - Single Tenant (2.30%)
CPG Partners LP
3.50%, 3/15/2009                                                                       1,000                        967
                                                                                                       -----------------

Retail - Drug Store (1.15%)
CVS Caremark Corp
4.00%, 9/15/2009                                                                         500                        484
                                                                                                       -----------------

Savings & Loans - Thrifts (0.47%)
Washington Mutual Bank
5.50%, 1/15/2013                                                                         200                        195
                                                                                                       -----------------

Telecommunication Services (2.36%)
Verizon Global Funding Corp
4.00%, 1/15/2008                                                                       1,000                        993
                                                                                                       -----------------

Telephone - Integrated (1.27%)
Royal KPN NV
8.00%, 10/ 1/2010                                                                        500                        535
                                                                                                       -----------------

Television (1.23%)
Univision Communications Inc
7.85%, 7/15/2011                                                                         500                        515
                                                                                                       -----------------

Textile - Home Furnishings (1.48%)
Mohawk Industries Inc
7.20%, 4/15/2012                                                                         600                        621
                                                                                                       -----------------
TOTAL BONDS                                                                                         $            35,964
                                                                                                       -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (9.72%) Federal Home Loan
Mortgage Corporation (FHLMC) (0.48%)
9.50%, 8/ 1/2016                                                                           8                          9
6.00%, 5/ 1/2017                                                                         178                        179

Federal Home Loan Mortgage Corporation (FHLMC)
7.10%, 11/ 1/2021 (b)                                                                     15                         14
                                                                                                       -----------------
                                                                                                                    202
                                                                                                       -----------------
Federal National Mortgage Association (FNMA) (1.07%)
6.50%, 1/ 1/2014                                                                         119                        122
8.50%, 11/ 1/2017                                                                         17                         18
5.99%, 1/ 1/2019 (b)                                                                       6                          6
5.63%, 4/ 1/2019 (b)                                                                       4                          4
7.30%, 11/ 1/2022 (b)                                                                      1                          1
8.00%, 5/ 1/2027                                                                         131                        137
4.66%, 11/ 1/2032 (b)                                                                    147                        149
5.74%, 11/ 1/2035 (b)                                                                     13                         13
                                                                                                       -----------------
                                                                                                                    450
                                                                                                       -----------------
Government National Mortgage Association (GNMA) (0.41%)
8.00%, 6/15/2009                                                                           4                          4
8.00%, 8/15/2012                                                                           4                          4
11.00%, 12/15/2015                                                                        10                         11
10.00%, 2/15/2018                                                                          9                         10
10.00%, 9/15/2018                                                                         13                         15
10.00%, 2/15/2019                                                                         51                         56
10.00%, 6/15/2019                                                                          3                          3
10.00%, 5/15/2020                                                                         20                         23
10.00%, 6/15/2020                                                                         14                         15
9.00%, 12/15/2020                                                                         13                         14
10.00%, 12/15/2020                                                                         2                          2
10.00%, 2/15/2025                                                                         10                         11
10.00%, 4/15/2025                                                                          2                          2
9.00%, 4/20/2025                                                                           3                          3
                                                                                                       -----------------
                                                                                                                    173
                                                                                                       -----------------
U.S. Treasury (7.76%)
3.25%, 8/15/2008 (a)(d)                                                                  275                        270
4.88%, 5/31/2009                                                                       1,000                      1,000
4.75%, 2/15/2010 (a)                                                                   2,000                      1,992
                                                                                                       -----------------
                                                                                                                  3,262
                                                                                                       -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                               $             4,087
                                                                                                       -----------------
SHORT TERM INVESTMENTS (3.39%)
Repurchase Agreements (3.39%)
Investment in Joint Trading Account; Bank of America;
5.20% dated 06/29/07 maturing 07/02/07                                                   713                        713
(collateralized by U.S.
Government Agency Issues; $734,000; 0% - 6.625%; dated 07/11/07-03/09/17)

Investment in Joint Trading Account; Deutsche Bank;
5.30% dated 06/29/07 maturing 07/02/07                                                   713                        713
(collateralized by U.S.
Government Agency Issues; $734,000; 0% - 6.625%;
dated 07/11/07-03/09/17)
                                                                                                        -----------------

                                                                                                                   1,426
                                                                                                        -----------------
TOTAL SHORT TERM INVESTMENTS                                                                         $             1,426
                                                                                                        -----------------
MONEY MARKET FUNDS (17.57%)
Money Center Banks (17.57%)
BNY Institutional Cash Reserve Fund (e)                                                 7,386                      7,386
                                                                                                        -----------------
TOTAL MONEY MARKET FUNDS                                                                             $             7,386
                                                                                                        -----------------
Total Investments                                                                                    $            48,863
Liabilities in Excess of Other Assets, Net - (16.24)%                                                            (6,828)
                                                                                                        -----------------
TOTAL NET ASSETS - 100.00%                                                                           $            42,035
                                                                                                        =================
                                                                                                        -----------------

                                                                                                        =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Variable Rate
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $2,116 or 5.03% of net assets.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $74 or 0.18% of net assets.
(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $                62
Unrealized Depreciation                                            (703)
                                                        -----------------
Net Unrealized Appreciation (Depreciation)                         (641)
Cost for federal income tax purposes                              49,504
All dollar amounts are shown in thousands (000's)



                                                    Futures Contracts
                                                                                         Current     Unrealized
                                                         Number of       Original        Market    Appreciation/
Type                                                     Contracts         Value          Value    (Depreciation)
----------------------------------------------------- ----------------- -------------------------------------------
U.S. 5 Year Note; September 2007                             35            $3,660         $3,643       17
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
----------------------------------------------- -------------
Sector                                               Percent
----------------------------------------------- -------------
Financial                                             43.27%
Mortgage Securities                                   21.10%
Government                                            18.34%
Consumer, Non-cyclical                                10.57%
Communications                                         8.99%
Consumer, Cyclical                                     7.30%
Utilities                                              3.43%
Asset Backed Securities                                3.24%
Liabilities in Excess of Other Assets, Net         (-16.24%)
                                                -------------
TOTAL NET ASSETS                                     100.00%
                                                =============

Other Assets Summary (unaudited)
----------------------------------------------- -------------
Asset Type                                           Percent
----------------------------------------------- -------------
Futures                                                 8.67%




Schedule of Investments

June 30, 2007 (unaudited)
SmallCap Account

                                                                                      Shares Held               Value (000's)
COMMON STOCKS (97.90%)
Advertising Services (0.38%)
inVentiv Health Inc (a)                                                                       10,624        $               389
                                                                                                               -----------------

Aerospace & Defense (1.26%)
Esterline Technologies Corp (a)                                                                9,470                        458
Teledyne Technologies Inc (a)                                                                 12,799                        588
TransDigm Group Inc (a)                                                                        6,480                        262
                                                                                                               -----------------
                                                                                                                          1,308
                                                                                                               -----------------
Aerospace & Defense Equipment (1.05%)
BE Aerospace Inc (a)                                                                          20,730                        856
Moog Inc (a)                                                                                   5,150                        227
                                                                                                               -----------------
                                                                                                                          1,083
                                                                                                               -----------------
Airlines (0.47%)
Alaska Air Group Inc (a)                                                                       5,910                        165
Allegiant Travel Co (a)(b)                                                                     5,493                        169
Republic Airways Holdings Inc (a)                                                              7,400                        150
                                                                                                               -----------------
                                                                                                                            484
                                                                                                               -----------------
Apparel Manufacturers (1.96%)
Carter's Inc (a)                                                                               8,600                        223
Guess ? Inc                                                                                   14,830                        712
Oxford Industries Inc                                                                          3,577                        159
Phillips-Van Heusen (b)                                                                       15,420                        934
                                                                                                               -----------------
                                                                                                                          2,028
                                                                                                               -----------------
Applications Software (0.35%)
Verint Systems Inc (a)(b)                                                                     11,700                        366
                                                                                                               -----------------

Auto/Truck Parts & Equipment - Original (0.37%)
Tenneco Inc (a)                                                                               10,956                        384
                                                                                                               -----------------

Auto/Truck Parts & Equipment - Replacement (0.21%)
Aftermarket Technology Corp (a)                                                                7,201                        214
                                                                                                               -----------------

Building - Heavy Construction (0.01%)
Sterling Construction Co Inc (a)(b)                                                              614                         13
                                                                                                               -----------------

Building - Mobile Home & Manufactured Housing (0.14%)
Williams Scotsman International Inc (a)(b)                                                     6,041                        144
                                                                                                               -----------------

Building & Construction Products - Miscellaneous (0.85%)
Interline Brands Inc (a)                                                                      15,970                        416
NCI Building Systems Inc (a)(b)                                                                9,400                        464
                                                                                                               -----------------
                                                                                                                            880
                                                                                                               -----------------
Building Products - Cement & Aggregate (0.54%)
Texas Industries Inc (b)                                                                       7,140                        560
                                                                                                               -----------------

Building Products - Doors & Windows (0.13%)
Apogee Enterprises Inc                                                                         4,642                        129
                                                                                                               -----------------


Building Products - Light Fixtures (0.57%)
Genlyte Group Inc (a)(b)                                                                       7,475                        587
                                                                                                               -----------------

Cellular Telecommunications (0.10%)
Syniverse Holdings Inc (a)                                                                     8,040                        103
                                                                                                               -----------------

Chemicals - Diversified (0.22%)
FMC Corp                                                                                           4                          -
Rockwood Holdings Inc (a)                                                                      6,100                        223
                                                                                                               -----------------
                                                                                                                            223
                                                                                                               -----------------
Chemicals - Plastics (0.12%)
Landec Corp (a)(b)                                                                             9,200                        123
                                                                                                               -----------------

Chemicals - Specialty (0.74%)
Arch Chemicals Inc                                                                            15,641                        550
OM Group Inc (a)                                                                               3,980                        210
                                                                                                               -----------------
                                                                                                                            760
                                                                                                               -----------------
Circuit Boards (0.26%)
Park Electrochemical Corp                                                                      9,450                        266
                                                                                                               -----------------

Collectibles (0.44%)
RC2 Corp (a)                                                                                  11,292                        452
                                                                                                               -----------------

Commercial Banks (6.89%)
Alabama National Bancorporation                                                                2,780                        172
Bancfirst Corp                                                                                 2,570                        110
Bank of Hawaii Corp                                                                           10,621                        548
Banner Corp                                                                                    3,810                        130
Central Pacific Financial Corp                                                                13,380                        442
City Bank/Lynnwood WA                                                                          5,668                        179
City Holding Co                                                                                5,216                        200
Columbia Banking System Inc                                                                    5,170                        151
Community Bancorp/NV (a)                                                                       4,784                        134
Cullen/Frost Bankers Inc                                                                       9,310                        498
East West Bancorp Inc                                                                         18,129                        705
First Community Bancorp Inc/CA                                                                 3,692                        211
First State Bancorporation/NM                                                                  4,690                        100
Green Bankshares Inc                                                                           4,221                        132
Heartland Financial USA Inc (b)                                                                2,024                         49
Heritage Commerce Corp                                                                         3,480                         82
IBERIABANK Corp                                                                                3,480                        172
Integra Bank Corp                                                                              7,120                        153
ITLA Capital Corp                                                                              2,260                        118
NBT Bancorp Inc                                                                                9,720                        219
Pinnacle Financial Partners Inc (a)(b)                                                         5,192                        152
Preferred Bank/Los Angeles CA                                                                  8,367                        335
Prosperity Bancshares Inc                                                                     10,420                        341
Security Bank Corp/GA (b)                                                                      6,070                        122
Southwest Bancorp Inc/Stillwater OK                                                            4,073                         98
Sterling Bancshares Inc/TX                                                                    16,040                        181
Sterling Financial Corp/WA                                                                    22,170                        642
Trustmark Corp                                                                                 5,650                        146
Vineyard National Bancorp - Warrants (a)(c)(d)(e)                                              1,561                          -
Vineyard National Bancorp (b)                                                                 16,540                        380
West Coast Bancorp/OR                                                                          5,193                        158
Wilshire Bancorp Inc                                                                           4,960                         60
                                                                                                               -----------------
                                                                                                                          7,120
                                                                                                               -----------------

Commercial Services (0.31%)
Steiner Leisure Ltd (a)                                                                        6,590                        324
                                                                                                               -----------------

Commercial Services - Finance (0.55%)
Morningstar Inc (a)(b)                                                                         4,979                        234
Wright Express Corp (a)(b)                                                                     9,660                        331
                                                                                                               -----------------
                                                                                                                            565
                                                                                                               -----------------
Communications Software (0.50%)
DivX Inc (a)(b)                                                                               24,890                        374
Inter-Tel Inc                                                                                  5,900                        141
                                                                                                               -----------------
                                                                                                                            515
                                                                                                               -----------------
Computer Aided Design (0.85%)
Ansys Inc (a)(b)                                                                              25,408                        673
Aspen Technology Inc (a)                                                                      14,740                        207
                                                                                                               -----------------
                                                                                                                            880
                                                                                                               -----------------
Computer Graphics (0.57%)
Trident Microsystems Inc (a)(b)                                                               32,353                        594
                                                                                                               -----------------

Computer Services (1.39%)
Manhattan Associates Inc (a)(b)                                                               15,830                        442
Ness Technologies Inc (a)                                                                     21,190                        276
SI International Inc (a)                                                                       6,770                        223
SYKES Enterprises Inc (a)                                                                     26,330                        500
                                                                                                               -----------------
                                                                                                                          1,441
                                                                                                               -----------------
Computer Software (0.13%)
Double-Take Software Inc (a)                                                                   8,470                        139
                                                                                                               -----------------

Computers - Memory Devices (0.06%)
Imation Corp                                                                                   1,670                         62
                                                                                                               -----------------

Consulting Services (0.95%)
FTI Consulting Inc (a)(b)                                                                      8,970                        341
Huron Consulting Group Inc (a)(b)                                                              8,792                        642
                                                                                                               -----------------
                                                                                                                            983
                                                                                                               -----------------
Consumer Products - Miscellaneous (0.37%)
Central Garden and Pet Co - A Shares (a)(b)                                                    8,895                        104
CSS Industries Inc                                                                             4,500                        178
Prestige Brands Holdings Inc (a)                                                               7,968                        104
                                                                                                               -----------------
                                                                                                                            386
                                                                                                               -----------------
Cosmetics & Toiletries (0.32%)
Chattem Inc (a)(b)                                                                             5,215                        331
                                                                                                               -----------------

Data Processing & Management (0.18%)
Commvault Systems Inc (a)(b)                                                                  10,577                        183
                                                                                                               -----------------

Diagnostic Equipment (0.46%)
Immucor Inc (a)                                                                               16,850                        471
                                                                                                               -----------------

Diagnostic Kits (0.47%)
Meridian Bioscience Inc                                                                       22,435                        486
                                                                                                               -----------------

Direct Marketing (0.50%)
Harte-Hanks Inc                                                                               20,310                        522
                                                                                                               -----------------

Distribution & Wholesale (1.61%)
Central European Distribution Corp (a)(b)                                                     11,530                        399

Distribution & Wholesale
United Stationers Inc (a)                                                                     10,647                        710
WESCO International Inc (a)(b)                                                                 9,270                        560
                                                                                                               -----------------
                                                                                                                          1,669
                                                                                                               -----------------
Diversified Manufacturing Operations (0.23%)
Koppers Holdings Inc                                                                           6,940                        234
                                                                                                               -----------------

E-Commerce - Products (0.15%)
NutriSystem Inc (a)(b)                                                                         2,270                        159
                                                                                                               -----------------

Educational Software (0.33%)
Blackboard Inc (a)(b)                                                                          8,136                        343
                                                                                                               -----------------

Electric - Integrated (1.87%)
Allete Inc                                                                                    16,929                        796
Empire District Electric Co/The (b)                                                           13,570                        304
OGE Energy Corp                                                                                4,760                        174
PNM Resources Inc                                                                             16,251                        452
Portland General Electric Co                                                                   7,394                        203
                                                                                                               -----------------
                                                                                                                          1,929
                                                                                                               -----------------
Electronic Components - Miscellaneous (0.23%)
Benchmark Electronics Inc (a)                                                                 10,300                        233
                                                                                                               -----------------

Electronic Components - Semiconductors (1.15%)
Mellanox Technologies Ltd (a)                                                                  4,920                        102
ON Semiconductor Corp (a)(b)                                                                  83,414                        894
Zoran Corp (a)                                                                                 9,870                        198
                                                                                                               -----------------
                                                                                                                          1,194
                                                                                                               -----------------
Electronic Design Automation (0.22%)
Ansoft Corp (a)                                                                                7,770                        229
                                                                                                               -----------------

Electronic Measurement Instruments (0.75%)
Itron Inc (a)(b)                                                                               4,690                        365
Tektronix Inc                                                                                  9,180                        310
Zygo Corp (a)                                                                                  6,900                         99
                                                                                                               -----------------
                                                                                                                            774
                                                                                                               -----------------
E-Marketing & Information (1.49%)
aQuantive Inc (a)(b)                                                                          20,398                      1,302
Digital River Inc (a)(b)                                                                       5,200                        235
                                                                                                               -----------------
                                                                                                                          1,537
                                                                                                               -----------------
Engineering - Research & Development Services (0.47%)
EMCOR Group Inc (a)                                                                            6,700                        488
                                                                                                               -----------------

Enterprise Software & Services (1.27%)
Informatica Corp (a)(b)                                                                       48,810                        721
Lawson Software Inc (a)(b)                                                                    25,037                        248
Omnicell Inc (a)                                                                               8,980                        186
SYNNEX Corp (a)                                                                                7,430                        153
                                                                                                               -----------------
                                                                                                                          1,308
                                                                                                               -----------------
E-Services - Consulting (0.33%)
Perficient Inc (a)(b)                                                                         16,560                        343
                                                                                                               -----------------

Finance - Investment Banker & Broker (0.29%)
Investment Technology Group Inc (a)                                                            6,770                        293
KBW Inc (a)(b)                                                                                   243                          7
                                                                                                               -----------------
                                                                                                                            300
                                                                                                               -----------------

Finance - Leasing Company (0.46%)
Financial Federal Corp                                                                        12,533                        374
Marlin Business Services Corp (a)(b)                                                           4,960                        105
                                                                                                               -----------------
                                                                                                                            479
                                                                                                               -----------------
Financial Guarantee Insurance (0.29%)
Triad Guaranty Inc (a)(b)                                                                      7,620                        304
                                                                                                               -----------------

Food - Miscellaneous/Diversified (0.64%)
Ralcorp Holdings Inc (a)                                                                      12,440                        665
                                                                                                               -----------------

Food - Wholesale & Distribution (0.37%)
Spartan Stores Inc                                                                            11,660                        384
                                                                                                               -----------------

Footwear & Related Apparel (1.14%)
Steven Madden Ltd                                                                             16,120                        528
Wolverine World Wide Inc                                                                      23,640                        655
                                                                                                               -----------------
                                                                                                                          1,183
                                                                                                               -----------------
Gas - Distribution (0.51%)
Northwest Natural Gas Co                                                                       7,600                        351
South Jersey Industries Inc                                                                    5,027                        178
                                                                                                               -----------------
                                                                                                                            529
                                                                                                               -----------------
Health Care Cost Containment (0.16%)
Healthspring Inc (a)                                                                           8,414                        160
                                                                                                               -----------------

Home Furnishings (0.41%)
Tempur-Pedic International Inc (b)                                                            16,550                        429
                                                                                                               -----------------

Human Resources (0.87%)
AMN Healthcare Services Inc (a)                                                               18,741                        412
Korn/Ferry International (a)                                                                  18,453                        485
                                                                                                               -----------------
                                                                                                                            897
                                                                                                               -----------------
Independent Power Producer (0.12%)
Ormat Technologies Inc (b)                                                                     3,200                        121
                                                                                                               -----------------

Instruments - Controls (0.67%)
Mettler Toledo International Inc (a)                                                           7,290                        696
                                                                                                               -----------------

Instruments - Scientific (0.31%)
Varian Inc (a)                                                                                 5,862                        321
                                                                                                               -----------------

Internet Application Software (0.41%)
DealerTrack Holdings Inc (a)                                                                   4,450                        164
Vocus Inc (a)                                                                                 10,210                        256
                                                                                                               -----------------
                                                                                                                            420
                                                                                                               -----------------
Internet Connectivity Services (0.54%)
Internap Network Services Corp (a)(b)                                                         38,670                        558
                                                                                                               -----------------

Internet Infrastructure Software (0.68%)
TIBCO Software Inc (a)                                                                        77,880                        705
                                                                                                               -----------------

Internet Telephony (0.24%)
j2 Global Communications Inc (a)(b)                                                            7,080                        247
                                                                                                               -----------------

Intimate Apparel (0.62%)
Warnaco Group Inc/The (a)(b)                                                                  16,420                        646
                                                                                                               -----------------


Investment Companies (0.62%)
Ares Capital Corp                                                                             31,058                        523
Technology Investment Capital Corp (b)                                                         7,760                        123
                                                                                                               -----------------
                                                                                                                            646
                                                                                                               -----------------
Investment Management & Advisory Services (0.09%)
National Financial Partners Corp                                                               1,925                         89
                                                                                                               -----------------

Lasers - Systems & Components (0.70%)
Cymer Inc (a)                                                                                 14,100                        567
Excel Technology Inc (a)                                                                       5,500                        153
                                                                                                               -----------------
                                                                                                                            720
                                                                                                               -----------------
Leisure & Recreation Products (0.69%)
K2 Inc (a)                                                                                    12,400                        188
WMS Industries Inc (a)(b)                                                                     18,120                        523
                                                                                                               -----------------
                                                                                                                            711
                                                                                                               -----------------
Life & Health Insurance (0.59%)
Delphi Financial Group Inc                                                                    14,550                        608
                                                                                                               -----------------

Machinery - Construction & Mining (0.97%)
Astec Industries Inc (a)                                                                       9,539                        403
Bucyrus International Inc (b)                                                                  8,460                        599
                                                                                                               -----------------
                                                                                                                          1,002
                                                                                                               -----------------
Machinery - General Industry (1.15%)
Gardner Denver Inc (a)                                                                        14,816                        630
Middleby Corp (a)(b)                                                                           6,554                        392
Tennant Co                                                                                     4,480                        164
                                                                                                               -----------------
                                                                                                                          1,186
                                                                                                               -----------------
Machinery Tools & Related Products (0.76%)
Hardinge Inc                                                                                   3,598                        122
Kennametal Inc                                                                                 8,103                        665
                                                                                                               -----------------
                                                                                                                            787
                                                                                                               -----------------
Medical - Biomedical/Gene (1.14%)
Applera Corp - Celera Group (a)                                                               14,140                        175
Exelixis Inc (a)                                                                              18,900                        229
Incyte Corp (a)(b)                                                                            23,180                        139
Lexicon Pharmaceuticals Inc (a)                                                               26,931                         86
Myriad Genetics Inc (a)(b)                                                                     9,937                        370
SuperGen Inc (a)                                                                              31,616                        176
                                                                                                               -----------------
                                                                                                                          1,175
                                                                                                               -----------------
Medical - Drugs (1.20%)
Adams Respiratory Therapeutics Inc (a)(b)                                                     12,480                        492
Cubist Pharmaceuticals Inc (a)(b)                                                              8,142                        160
Viropharma Inc (a)                                                                            30,800                        425
Zymogenetics Inc (a)(b)                                                                       11,320                        165
                                                                                                               -----------------
                                                                                                                          1,242
                                                                                                               -----------------
Medical - HMO (0.38%)
Sierra Health Services Inc (a)(b)                                                              9,378                        390
                                                                                                               -----------------

Medical - Outpatient & Home Medical Care (0.48%)
Amedisys Inc (a)                                                                              13,624                        495
                                                                                                               -----------------

Medical Imaging Systems (0.30%)
IRIS International Inc (a)(b)                                                                 18,240                        307
                                                                                                               -----------------

Medical Instruments (0.62%)
Conceptus Inc (a)(b)                                                                           7,590                        147

Medical Instruments
Kyphon Inc (a)(b)                                                                             10,158                        489
                                                                                                               -----------------
                                                                                                                            636
                                                                                                               -----------------
Medical Laboratory & Testing Service (0.54%)
Icon Plc ADR (a)                                                                              12,710                        556
                                                                                                               -----------------

Medical Laser Systems (0.77%)
LCA-Vision Inc (b)                                                                             8,350                        395
Palomar Medical Technologies Inc (a)(b)                                                       11,700                        406
                                                                                                               -----------------
                                                                                                                            801
                                                                                                               -----------------
Medical Products (0.87%)
Haemonetics Corp (a)                                                                           4,485                        236
Syneron Medical Ltd (a)(b)                                                                     8,760                        218
Zoll Medical Corp (a)                                                                         20,017                        447
                                                                                                               -----------------
                                                                                                                            901
                                                                                                               -----------------
Metal Processors & Fabrication (1.64%)
CIRCOR International Inc                                                                       4,370                        177
Commercial Metals Co                                                                          15,946                        538
Dynamic Materials Corp (b)                                                                    17,242                        646
Ladish Co Inc (a)                                                                              7,782                        335
                                                                                                               -----------------
                                                                                                                          1,696
                                                                                                               -----------------
Motion Pictures & Services (0.35%)
Lions Gate Entertainment Corp (a)(b)                                                          32,956                        364
                                                                                                               -----------------

Multi-Line Insurance (0.10%)
Horace Mann Educators Corp                                                                     4,812                        102
                                                                                                               -----------------

Multimedia (0.30%)
Journal Communications Inc                                                                    24,198                        315
                                                                                                               -----------------

Networking Products (1.26%)
Anixter International Inc (a)(b)                                                               7,319                        550
Polycom Inc (a)                                                                               22,340                        751
                                                                                                               -----------------
                                                                                                                          1,301
                                                                                                               -----------------
Non-Ferrous Metals (0.74%)
Brush Engineered Materials Inc (a)                                                             2,610                        110
RTI International Metals Inc (a)                                                               8,747                        659
                                                                                                               -----------------
                                                                                                                            769
                                                                                                               -----------------
Non-Hazardous Waste Disposal (0.24%)
Waste Connections Inc (a)                                                                      8,360                        253
                                                                                                               -----------------

Office Supplies & Forms (0.09%)
Ennis Inc                                                                                      3,944                         93
                                                                                                               -----------------

Oil - Field Services (0.81%)
Matrix Service Co (a)(b)                                                                       6,069                        151
Superior Energy Services (a)                                                                  17,277                        690
                                                                                                               -----------------
                                                                                                                            841
                                                                                                               -----------------
Oil Company - Exploration & Production (1.91%)
Mariner Energy Inc (a)                                                                        11,460                        278
Penn Virginia Corp                                                                            15,860                        637
Petroquest Energy Inc (a)                                                                     22,688                        330
Rosetta Resources Inc (a)                                                                      9,133                        197
St Mary Land & Exploration Co                                                                 14,472                        530
                                                                                                               -----------------
                                                                                                                          1,972
                                                                                                               -----------------

Oil Field Machinery & Equipment (0.56%)
Dril-Quip Inc (a)(b)                                                                          12,933                        581
                                                                                                               -----------------

Oil Refining & Marketing (0.44%)
Holly Corp                                                                                     6,080                        451
                                                                                                               -----------------

Paper & Related Products (0.39%)
Rock-Tenn Co                                                                                  12,770                        405
                                                                                                               -----------------

Pharmacy Services (0.30%)
HealthExtras Inc (a)(b)                                                                       10,520                        311
                                                                                                               -----------------

Physician Practice Management (0.44%)
Pediatrix Medical Group Inc (a)                                                                8,176                        451
                                                                                                               -----------------

Power Converter & Supply Equipment (0.60%)
Advanced Energy Industries Inc (a)                                                            27,430                        622
                                                                                                               -----------------

Printing - Commercial (0.57%)
Consolidated Graphics Inc (a)                                                                  8,451                        585
                                                                                                               -----------------

Private Corrections (0.58%)
Geo Group Inc/The (a)                                                                         20,606                        600
                                                                                                               -----------------

Property & Casualty Insurance (2.70%)
American Physicians Capital Inc                                                                3,870                        157
Argonaut Group Inc                                                                            11,070                        346
CNA Surety Corp (a)                                                                            6,730                        127
FPIC Insurance Group Inc (a)                                                                   1,309                         53
Navigators Group Inc (a)                                                                       3,800                        205
Safety Insurance Group Inc                                                                     8,490                        351
Selective Insurance Group                                                                     11,560                        311
Tower Group Inc (b)                                                                           17,470                        557
United America Indemnity Ltd (a)                                                               4,700                        117
Zenith National Insurance Corp                                                                12,147                        572
                                                                                                               -----------------
                                                                                                                          2,796
                                                                                                               -----------------
Recreational Centers (0.71%)
Life Time Fitness Inc (a)(b)                                                                  13,840                        737
                                                                                                               -----------------

Reinsurance (0.11%)
Max Capital Group Ltd                                                                          3,960                        112
                                                                                                               -----------------

REITS - Diversified (0.97%)
Entertainment Properties Trust                                                                11,634                        626
Investors Real Estate Trust (b)                                                                8,743                         90
Washington Real Estate Investment Trust (b)                                                    8,490                        289
                                                                                                               -----------------
                                                                                                                          1,005
                                                                                                               -----------------
REITS - Healthcare (0.69%)
Senior Housing Properties Trust (b)                                                           35,170                        716
                                                                                                               -----------------

REITS - Hotels (1.89%)
Ashford Hospitality Trust Inc                                                                 26,580                        312
DiamondRock Hospitality Co                                                                    21,100                        403
FelCor Lodging Trust Inc                                                                      18,890                        492
Highland Hospitality Corp                                                                     29,200                        561
Innkeepers USA Trust                                                                          10,411                        184
                                                                                                               -----------------
                                                                                                                          1,952
                                                                                                               -----------------

REITS - Mortgage (1.23%)
Anthracite Capital Inc                                                                         8,300                         97
Arbor Realty Trust Inc                                                                         7,930                        205
Deerfield Triarc Capital Corp                                                                 36,233                        530
Gramercy Capital Corp/New York                                                                16,031                        441
                                                                                                               -----------------
                                                                                                                          1,273
                                                                                                               -----------------
REITS - Office Property (0.51%)
BioMed Realty Trust Inc                                                                       20,942                        526
                                                                                                               -----------------

REITS - Shopping Centers (0.61%)
Inland Real Estate Corp                                                                       12,330                        209
Kite Realty Group Trust                                                                        6,330                        121
Saul Centers Inc                                                                               3,420                        155
Urstadt Biddle Properties Inc                                                                  8,540                        145
                                                                                                               -----------------
                                                                                                                            630
                                                                                                               -----------------
REITS - Single Tenant (0.16%)
Getty Realty Corp                                                                              6,410                        168
                                                                                                               -----------------

Research & Development (0.55%)
Parexel International Corp (a)                                                                13,480                        567
                                                                                                               -----------------

Resorts & Theme Parks (0.85%)
Vail Resorts Inc (a)(b)                                                                       14,366                        874
                                                                                                               -----------------

Respiratory Products (0.38%)
Respironics Inc (a)                                                                            9,279                        395
                                                                                                               -----------------

Retail - Apparel & Shoe (3.39%)
Aeropostale Inc (a)(b)                                                                         8,014                        334
Brown Shoe Co Inc                                                                              6,914                        168
Charlotte Russe Holding Inc (a)                                                               19,880                        534
Dress Barn Inc (a)                                                                            28,260                        580
Genesco Inc (a)(b)                                                                            12,118                        634
Men's Wearhouse Inc                                                                           13,670                        698
Wet Seal Inc/The (a)(b)                                                                       92,871                        558
                                                                                                               -----------------
                                                                                                                          3,506
                                                                                                               -----------------
Retail - Appliances (0.14%)
Conn's Inc (a)(b)                                                                              4,885                        140
                                                                                                               -----------------

Retail - Automobile (0.23%)
Asbury Automotive Group Inc                                                                    9,660                        241
                                                                                                               -----------------

Retail - Convenience Store (0.35%)
Pantry Inc/The (a)(b)                                                                          7,740                        357
                                                                                                               -----------------

Retail - Restaurants (1.07%)
AFC Enterprises (a)(b)                                                                        16,220                        280
CEC Entertainment Inc (a)                                                                      8,000                        282
Ruth's Chris Steak House (a)(b)                                                               16,090                        273
Sonic Corp (a)                                                                                12,370                        274
                                                                                                               -----------------
                                                                                                                          1,109
                                                                                                               -----------------
Retail - Sporting Goods (0.49%)
Hibbett Sports Inc (a)                                                                        18,610                        510
                                                                                                               -----------------

Rubber & Plastic Products (0.18%)
Myers Industries Inc                                                                           8,378                        185
                                                                                                               -----------------

Savings & Loans - Thrifts (1.19%)
First Place Financial Corp/OH                                                                  7,270                        154
FirstFed Financial Corp (a)(b)                                                                 8,750                        496
Franklin Bank Corp/Houston TX (a)(b)                                                           9,640                        144
PFF Bancorp Inc                                                                                6,245                        175
TierOne Corp (b)                                                                               3,660                        110
WSFS Financial Corp                                                                            2,360                        154
                                                                                                               -----------------
                                                                                                                          1,233
                                                                                                               -----------------
Seismic Data Collection (0.67%)
Dawson Geophysical Co (a)(b)                                                                   3,032                        186
Input/Output Inc (a)(b)                                                                       32,733                        511
                                                                                                               -----------------
                                                                                                                            697
                                                                                                               -----------------
Semiconductor Component - Integrated Circuits (1.51%)
Cirrus Logic Inc (a)(b)                                                                       42,266                        351
Emulex Corp (a)(b)                                                                            29,092                        635
Micrel Inc                                                                                    24,224                        308
Standard Microsystems Corp (a)                                                                 7,650                        263
                                                                                                               -----------------
                                                                                                                          1,557
                                                                                                               -----------------
Semiconductor Equipment (0.20%)
Entegris Inc (a)(b)                                                                           17,020                        202
                                                                                                               -----------------

Steel - Producers (1.33%)
Chaparral Steel Co                                                                            11,536                        829
Claymont Steel Inc (a)                                                                         5,330                        114
Reliance Steel & Aluminum Co                                                                   7,720                        434
                                                                                                               -----------------
                                                                                                                          1,377
                                                                                                               -----------------
Telecommunication Equipment (1.82%)
Anaren Inc (a)                                                                                12,797                        225
Arris Group Inc (a)                                                                           45,870                        807
Comtech Telecommunications Corp (a)(b)                                                        13,305                        618
Sirenza Microdevices Inc (a)(b)                                                               19,392                        230
                                                                                                               -----------------
                                                                                                                          1,880
                                                                                                               -----------------
Telecommunication Equipment - Fiber Optics (0.17%)
Oplink Communications Inc (a)(b)                                                              11,680                        175
                                                                                                               -----------------

Telecommunication Services (1.09%)
Consolidated Communications Holdings Inc                                                      20,180                        456
NeuStar Inc (a)(b)                                                                            13,280                        385
Premiere Global Services Inc (a)                                                              22,140                        288
                                                                                                               -----------------
                                                                                                                          1,129
                                                                                                               -----------------
Telephone - Integrated (0.34%)
Alaska Communications Systems Group Inc                                                       22,280                        353
                                                                                                               -----------------

Television (0.32%)
Sinclair Broadcast Group Inc                                                                  23,411                        333
                                                                                                               -----------------

Therapeutics (1.44%)
BioMarin Pharmaceuticals Inc (a)(b)                                                           23,820                        427
Isis Pharmaceuticals Inc (a)(b)                                                               35,390                        343
Medarex Inc (a)(b)                                                                            33,990                        486
Progenics Pharmaceuticals Inc (a)(b)                                                          10,820                        233
                                                                                                               -----------------
                                                                                                                          1,489
                                                                                                               -----------------
Toys (0.46%)
Jakks Pacific Inc (a)(b)                                                                      17,040                        480
                                                                                                               -----------------


Transactional Software (0.47%)
VeriFone Holdings Inc (a)(b)                                                                  13,820                        487
                                                                                                               -----------------

Transport - Marine (0.48%)
American Commercial Lines Inc (a)(b)                                                           4,755                        124
Horizon Lines Inc                                                                             11,253                        369
                                                                                                               -----------------
                                                                                                                            493
                                                                                                               -----------------
Transport - Services (0.63%)
HUB Group Inc (a)                                                                             18,436                        648
                                                                                                               -----------------

Transport - Truck (0.26%)
Old Dominion Freight Line (a)                                                                  5,020                        151
Saia Inc (a)                                                                                   4,276                        117
                                                                                                               -----------------
                                                                                                                            268
                                                                                                               -----------------
Travel Services (0.19%)
Ambassadors Group Inc                                                                          5,640                        200
                                                                                                               -----------------

Vitamins & Nutrition Products (0.15%)
USANA Health Sciences Inc (a)(b)                                                               3,540                        158
                                                                                                               -----------------

Wire & Cable Products (0.83%)
General Cable Corp (a)(b)                                                                     11,360                        861
                                                                                                               -----------------

Wireless Equipment (0.45%)
EMS Technologies Inc (a)                                                                       8,787                        194
Viasat Inc (a)                                                                                 8,313                        267
                                                                                                               -----------------
                                                                                                                            461
                                                                                                               -----------------
TOTAL COMMON STOCKS                                                                                         $           101,226
                                                                                                               -----------------
                                                                                       Principal
                                                                                     Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (1.86%)
Commercial Paper (1.86%)
Investment in Joint Trade Account: Citigroup Funding
5.36%, 7/ 2/2007                                                                               1,923                      1,923
                                                                                                               -----------------
TOTAL SHORT TERM INVESTMENTS                                                                                $             1,923
                                                                                                               -----------------
MONEY MARKET FUNDS (28.85%)
Money Center Banks (28.85%)
BNY Institutional Cash Reserve Fund (f)                                                       29,825                     29,825
                                                                                                               -----------------
TOTAL MONEY MARKET FUNDS                                                                                    $            29,825
                                                                                                               -----------------
Total Investments                                                                                           $           132,974
Liabilities in Excess of Other Assets, Net - (28.61)%                                                                  (29,582)
                                                                                                               -----------------
TOTAL NET ASSETS - 100.00%                                                                                  $           103,392
                                                                                                               =================
                                                                                                               -----------------

                                                                                                               =================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security is Illiquid
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(f)  Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $            17,692
Unrealized Depreciation                                            (3,152)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                          14,540
Cost for federal income tax purposes                               118,434
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- --------------
Sector                                                Percent
----------------------------------------------- --------------
Financial                                              50.11%
Consumer, Cyclical                                     16.31%
Consumer, Non-cyclical                                 16.25%
Industrial                                             15.76%
Communications                                         10.57%
Technology                                              9.19%
Energy                                                  4.39%
Basic Materials                                         3.54%
Utilities                                               2.49%
Liabilities in Excess of Other Assets, Net          (-28.61%)
                                                --------------
TOTAL NET ASSETS                                      100.00%
                                                ==============




Schedule of Investments

June 30, 2007 (unaudited)
SmallCap Growth Account

                                                                                    Shares Held               Value (000's)
COMMON STOCKS (96.51%)
Aerospace & Defense Equipment (3.08%)
AAR Corp (a)(b)                                                                             43,865        $             1,448
Argon ST Inc (a)(b)                                                                          5,625                        131
BE Aerospace Inc (b)                                                                        31,136                      1,286
DRS Technologies Inc                                                                         5,483                        314
Triumph Group Inc                                                                            9,200                        602
                                                                                                             -----------------
                                                                                                                        3,781
                                                                                                             -----------------
Alternative Waste Technology (0.15%)
Darling International Inc (a)(b)                                                            19,931                        182
                                                                                                             -----------------

Apparel Manufacturers (1.45%)
Guess ? Inc                                                                                  3,762                        181
Phillips-Van Heusen                                                                         26,328                      1,594
                                                                                                             -----------------
                                                                                                                        1,775
                                                                                                             -----------------
Applications Software (3.00%)
Applix Inc (b)                                                                              12,891                        212
Callidus Software Inc (b)                                                                   20,901                        169
Moldflow Corp (b)                                                                            5,620                        124
Nuance Communications Inc (a)(b)                                                            77,962                      1,304
Progress Software Corp (b)                                                                  23,159                        736
SourceForge Inc (a)(b)                                                                      80,164                        338
Verint Systems Inc (b)                                                                      17,972                        563
Visual Sciences Inc (a)(b)                                                                  15,046                        233
                                                                                                             -----------------
                                                                                                                        3,679
                                                                                                             -----------------
Auto - Medium & Heavy Duty Trucks (0.11%)
Force Protection Inc (a)(b)                                                                  6,450                        133
                                                                                                             -----------------

Batteries & Battery Systems (0.20%)
Energy Conversion Devices Inc (a)(b)                                                         7,881                        243
                                                                                                             -----------------

Building - Maintenance & Service (0.42%)
Healthcare Services Group (a)                                                               17,500                        516
                                                                                                             -----------------

Building & Construction - Miscellaneous (0.31%)
Dycom Industries Inc (b)                                                                     5,837                        175
Layne Christensen Co (b)                                                                     4,896                        200
                                                                                                             -----------------
                                                                                                                          375
                                                                                                             -----------------
Building Products - Doors & Windows (0.45%)
Apogee Enterprises Inc                                                                      19,700                        548
                                                                                                             -----------------

Building Products - Light Fixtures (0.71%)
Genlyte Group Inc (a)(b)                                                                    11,074                        870
                                                                                                             -----------------

Casino Services (0.12%)
Shuffle Master Inc (a)(b)                                                                    8,750                        145
                                                                                                             -----------------

Cellular Telecommunications (0.13%)
Centennial Communications Corp (b)                                                          17,110                        162
                                                                                                             -----------------


Chemicals - Plastics (0.17%)
Landec Corp (a)(b)                                                                          15,626                        209
                                                                                                             -----------------

Commercial Banks (2.03%)
Prosperity Bancshares Inc                                                                   13,200                        432
SVB Financial Group (a)(b)                                                                   9,950                        529
Texas Capital Bancshares Inc (a)(b)                                                          8,800                        197
UCBH Holdings Inc                                                                           44,793                        818
United Community Banks Inc/GA                                                                3,143                         81
Virginia Commerce Bancorp (a)(b)                                                            13,090                        221
Wilshire Bancorp Inc                                                                        16,870                        206
                                                                                                             -----------------
                                                                                                                        2,484
                                                                                                             -----------------
Commercial Services (1.79%)
eTelecare Global Solutions Inc ADR (b)                                                      20,600                        333
HMS Holdings Corp (a)(b)                                                                    14,094                        270
PeopleSupport Inc (a)(b)                                                                    26,473                        301
TeleTech Holdings Inc (b)                                                                   39,600                      1,286
                                                                                                             -----------------
                                                                                                                        2,190
                                                                                                             -----------------
Commercial Services - Finance (0.28%)
Bankrate Inc (a)(b)                                                                          7,200                        345
                                                                                                             -----------------

Communications Software (0.49%)
DivX Inc (a)(b)                                                                              4,300                         65
Smith Micro Software Inc (a)(b)                                                             35,800                        539
                                                                                                             -----------------
                                                                                                                          604
                                                                                                             -----------------
Computer Aided Design (0.57%)
Ansys Inc (b)                                                                               26,400                        700
                                                                                                             -----------------

Computer Services (1.26%)
Cognizant Technology Solutions Corp (b)                                                      4,550                        342
Factset Research Systems Inc                                                                12,659                        865
iGate Corp (b)                                                                              17,030                        136
Limelight Networks Inc (a)(b)                                                                1,300                         26
LivePerson Inc (a)(b)                                                                       25,162                        135
Starlims Technologies Ltd (b)                                                                3,100                         40
                                                                                                             -----------------
                                                                                                                        1,544
                                                                                                             -----------------
Computer Software (0.09%)
Blackbaud Inc                                                                                5,160                        114
                                                                                                             -----------------

Computers - Integrated Systems (0.60%)
Micros Systems Inc (b)                                                                       8,718                        475
Radisys Corp (b)                                                                            20,908                        259
                                                                                                             -----------------
                                                                                                                          734
                                                                                                             -----------------
Computers - Memory Devices (0.03%)
Data Domain Inc (b)                                                                          1,500                         35
                                                                                                             -----------------

Computers - Peripheral Equipment (0.12%)
Icad Inc (b)                                                                                35,905                        149
                                                                                                             -----------------

Consulting Services (0.90%)
CRA International Inc (b)                                                                   15,006                        723
Diamond Management & Technology Consultants Inc                                             28,700                        379
                                                                                                             -----------------
                                                                                                                        1,102
                                                                                                             -----------------
Consumer Products - Miscellaneous (0.50%)
Central Garden and Pet Co - A Shares (a)(b)                                                 34,104                        400

Consumer Products - Miscellaneous
Central Garden and Pet Co (a)(b)                                                            16,997                        208
                                                                                                             -----------------
                                                                                                                          608
                                                                                                             -----------------
Containers - Metal & Glass (0.04%)
Greif Inc                                                                                      810                         48
                                                                                                             -----------------

Cosmetics & Toiletries (0.34%)
Bare Escentuals Inc (b)                                                                     12,100                        413
                                                                                                             -----------------

Data Processing & Management (0.12%)
FalconStor Software Inc (a)(b)                                                              14,435                        152
                                                                                                             -----------------

Decision Support Software (0.65%)
Interactive Intelligence Inc (b)                                                            11,726                        241
SPSS Inc (a)(b)                                                                             12,500                        552
                                                                                                             -----------------
                                                                                                                          793
                                                                                                             -----------------
Diagnostic Equipment (0.83%)
Gen-Probe Inc (b)                                                                           12,800                        773
Hansen Medical Inc (a)(b)                                                                   13,000                        246
                                                                                                             -----------------
                                                                                                                        1,019
                                                                                                             -----------------
Diagnostic Kits (0.37%)
Medtox Scientific Inc (b)                                                                    6,513                        191
Meridian Bioscience Inc (a)                                                                 11,974                        259
                                                                                                             -----------------
                                                                                                                          450
                                                                                                             -----------------
Disposable Medical Products (0.17%)
Volcano Corp (b)                                                                            10,200                        206
                                                                                                             -----------------

Distribution & Wholesale (1.02%)
Beacon Roofing Supply Inc (a)(b)                                                            14,159                        240
LKQ Corp (a)(b)                                                                             25,831                        637
WESCO International Inc (b)                                                                  6,200                        375
                                                                                                             -----------------
                                                                                                                        1,252
                                                                                                             -----------------
Diversified Manufacturing Operations (1.18%)
Ameron International Corp                                                                    2,115                        191
Barnes Group Inc (a)                                                                         6,819                        216
ESCO Technologies Inc (a)(b)                                                                24,338                        882
Lydall Inc (b)                                                                              10,645                        156
                                                                                                             -----------------
                                                                                                                        1,445
                                                                                                             -----------------
Drug Delivery Systems (0.21%)
Penwest Pharmaceuticals Co (a)(b)                                                           20,331                        254
                                                                                                             -----------------

E-Commerce - Products (0.99%)
1-800-FLOWERS.COM Inc (b)                                                                   10,087                         95
NutriSystem Inc (a)(b)                                                                      16,000                      1,118
                                                                                                             -----------------
                                                                                                                        1,213
                                                                                                             -----------------
Educational Software (1.11%)
Blackboard Inc (a)(b)                                                                       26,359                      1,110
SkillSoft PLC ADR (b)                                                                       27,343                        254
                                                                                                             -----------------
                                                                                                                        1,364
                                                                                                             -----------------
Electronic Components - Miscellaneous (0.98%)
Benchmark Electronics Inc (b)                                                               32,607                        738
Daktronics Inc (a)                                                                           6,000                        129
Technitrol Inc                                                                              11,900                        341
                                                                                                             -----------------
                                                                                                                        1,208
                                                                                                             -----------------
Electronic Components - Semiconductors (2.83%)
AXT Inc (b)                                                                                 30,390                        131
Electronic Components - Semiconductors
Diodes Inc (a)(b)                                                                           18,100                        756
Fairchild Semiconductor International Inc (b)                                                7,000                        135
Microsemi Corp (a)(b)                                                                       63,382                      1,518
ON Semiconductor Corp (b)                                                                   27,800                        298
Silicon Image Inc (b)                                                                       24,322                        209
SiRF Technology Holdings Inc (a)(b)                                                          4,000                         83
Supertex Inc (a)(b)                                                                          5,900                        185
Volterra Semiconductor Corp (a)(b)                                                          11,250                        160
                                                                                                             -----------------
                                                                                                                        3,475
                                                                                                             -----------------
Electronic Design Automation (0.30%)
Ansoft Corp (b)                                                                             12,400                        366
                                                                                                             -----------------

Electronic Measurement Instruments (0.39%)
Analogic Corp                                                                                4,528                        333
LeCroy Corp (a)(b)                                                                          15,064                        146
                                                                                                             -----------------
                                                                                                                          479
                                                                                                             -----------------
Electronic Security Devices (0.37%)
Taser International Inc (a)(b)                                                              32,500                        454
                                                                                                             -----------------

E-Marketing & Information (0.04%)
comScore Inc (b)                                                                             2,100                         49
                                                                                                             -----------------

Energy - Alternate Sources (0.85%)
First Solar Inc (a)(b)                                                                       9,800                        875
FuelCell Energy Inc (a)(b)                                                                  20,841                        165
                                                                                                             -----------------
                                                                                                                        1,040
                                                                                                             -----------------
Engineering - Research & Development Services (0.86%)
EMCOR Group Inc (b)                                                                         14,460                      1,054
                                                                                                             -----------------

Enterprise Software & Services (1.71%)
Concur Technologies Inc (a)(b)                                                               8,506                        195
Omnicell Inc (b)                                                                            41,638                        865
Opnet Technologies Inc (a)(b)                                                               12,100                        139
Taleo Corp (b)                                                                               9,846                        222
Ultimate Software Group Inc (b)                                                             23,331                        675
                                                                                                             -----------------
                                                                                                                        2,096
                                                                                                             -----------------
Entertainment Software (0.15%)
THQ Inc (b)                                                                                  6,000                        183
                                                                                                             -----------------

E-Services - Consulting (0.96%)
Access Integrated Technologies Inc (a)(b)                                                   13,456                        109
GSI Commerce Inc (a)(b)                                                                     13,600                        309
Perficient Inc (b)                                                                          36,754                        761
                                                                                                             -----------------
                                                                                                                        1,179
                                                                                                             -----------------
Fiduciary Banks (1.12%)
Investors Financial Services Corp                                                           22,247                      1,372
                                                                                                             -----------------

Finance - Consumer Loans (0.18%)
Portfolio Recovery Associates (a)                                                            3,736                        224
                                                                                                             -----------------

Finance - Investment Banker & Broker (0.10%)
Thomas Weisel Partners Group Inc (b)                                                         7,700                        128
                                                                                                             -----------------

Firearms & Ammunition (0.52%)
Smith & Wesson Holding Corp (a)(b)                                                          37,750                        632
                                                                                                             -----------------

Food - Miscellaneous/Diversified (0.36%)
Chiquita Brands International Inc (a)                                                       15,801                        300
Hain Celestial Group Inc (b)                                                                 5,320                        144
                                                                                                             -----------------
                                                                                                                          444
                                                                                                             -----------------
Footwear & Related Apparel (1.60%)
CROCS Inc (a)(b)                                                                            25,000                      1,076
Iconix Brand Group Inc (a)(b)                                                               39,656                        881
                                                                                                             -----------------
                                                                                                                        1,957
                                                                                                             -----------------
Gambling (Non-Hotel) (0.19%)
Pinnacle Entertainment Inc (b)                                                               4,800                        135
Youbet.com Inc (b)                                                                          38,100                         93
                                                                                                             -----------------
                                                                                                                          228
                                                                                                             -----------------
Growth-Small Cap (0.11%)
iShares Russell 2000 Growth Index Fund (a)                                                   1,600                        137
                                                                                                             -----------------

Health Care Cost Containment (0.13%)
Transcend Services Inc (a)(b)                                                                8,432                        160
                                                                                                             -----------------

Hotels & Motels (1.09%)
Orient-Express Hotels Ltd                                                                   25,084                      1,339
                                                                                                             -----------------

Housewares (0.28%)
Lifetime Brands Inc (a)                                                                     16,623                        340
                                                                                                             -----------------

Human Resources (2.44%)
Emergency Medical Services Corp (b)                                                          4,900                        192
Kenexa Corp (b)                                                                             35,499                      1,339
Korn/Ferry International (b)                                                                 9,767                        256
Labor Ready Inc (b)                                                                         38,174                        882
On Assignment Inc (b)                                                                       29,510                        316
                                                                                                             -----------------
                                                                                                                        2,985
                                                                                                             -----------------
Identification Systems - Development (0.14%)
L-1 Identity Solutions Inc (a)(b)                                                            8,218                        168
                                                                                                             -----------------

Industrial Audio & Video Products (0.13%)
SRS Labs Inc (b)                                                                            15,900                        155
                                                                                                             -----------------

Industrial Automation & Robots (0.63%)
Cognex Corp                                                                                 26,752                        602
Hurco Cos Inc (b)                                                                            3,490                        175
                                                                                                             -----------------
                                                                                                                          777
                                                                                                             -----------------
Industrial Gases (0.77%)
Airgas Inc                                                                                  19,800                        948
                                                                                                             -----------------

Instruments - Scientific (0.81%)
FEI Co (a)(b)                                                                               30,610                        994
                                                                                                             -----------------

Internet Application Software (0.29%)
Cybersource Corp (a)(b)                                                                     15,825                        191
Vignette Corp (b)                                                                            8,296                        159
                                                                                                             -----------------
                                                                                                                          350
                                                                                                             -----------------
Internet Connectivity Services (0.40%)
Cogent Communications Group Inc (a)(b)                                                       7,000                        209
Internap Network Services Corp (a)(b)                                                       19,500                        281
                                                                                                             -----------------
                                                                                                                          490
                                                                                                             -----------------

Internet Content - Entertainment (0.18%)
Shanda Interactive Entertainment Ltd ADR (b)                                                 7,149                        222
                                                                                                             -----------------

Internet Content - Information & News (0.89%)
Knot Inc/The (a)(b)                                                                         20,500                        414
LoopNet Inc (b)                                                                             17,800                        415
TheStreet.com Inc                                                                           23,932                        261
                                                                                                             -----------------
                                                                                                                        1,090
                                                                                                             -----------------
Internet Incubators (0.28%)
Internet Capital Group Inc (b)                                                              27,501                        341
                                                                                                             -----------------

Internet Infrastructure Software (0.38%)
AsiaInfo Holdings Inc (b)                                                                   18,600                        180
Opsware Inc (a)(b)                                                                          29,500                        281
                                                                                                             -----------------
                                                                                                                          461
                                                                                                             -----------------
Internet Security (0.81%)
Blue Coat Systems Inc (b)                                                                   16,600                        822
Entrust Inc (b)                                                                             40,803                        166
                                                                                                             -----------------
                                                                                                                          988
                                                                                                             -----------------
Internet Telephony (0.15%)
j2 Global Communications Inc (b)                                                             5,200                        181
                                                                                                             -----------------

Investment Management & Advisory Services (0.04%)
WisdomTree Investments Inc (b)                                                              10,100                         51
                                                                                                             -----------------

Lasers - Systems & Components (0.40%)
II-VI Inc (a)(b)                                                                            18,121                        492
                                                                                                             -----------------

Lighting Products & Systems (0.19%)
Color Kinetics Inc (a)(b)                                                                    7,106                        237
                                                                                                             -----------------

Machinery - Construction & Mining (0.38%)
Bucyrus International Inc (a)                                                                6,542                        463
                                                                                                             -----------------

Machinery - General Industry (1.35%)
DXP Enterprises Inc (a)(b)                                                                   4,121                        176
Middleby Corp (a)(b)                                                                        14,134                        845
Wabtec Corp                                                                                 17,400                        636
                                                                                                             -----------------
                                                                                                                        1,657
                                                                                                             -----------------
Machinery - Print Trade (0.15%)
Presstek Inc (a)(b)                                                                         23,740                        190
                                                                                                             -----------------

Machinery Tools & Related Products (0.39%)
Kennametal Inc                                                                               5,800                        476
                                                                                                             -----------------

Medical - Biomedical/Gene (3.95%)
Advanced Magnetics Inc (b)                                                                   4,800                        279
ADVENTRX Pharmaceuticals Inc (a)(b)                                                         64,500                        164
BioMimetic Therapeutics Inc (b)                                                              6,800                        106
Digene Corp (b)                                                                             12,200                        733
Exelixis Inc (a)(b)                                                                         29,500                        357
Illumina Inc (a)(b)                                                                          6,469                        262
Integra LifeSciences Holdings Corp (a)(b)                                                    3,700                        183
Keryx Biopharmaceuticals Inc (a)(b)                                                         21,876                        214
Lifecell Corp (a)(b)                                                                        46,000                      1,405
Myriad Genetics Inc (a)(b)                                                                  24,520                        912

Medical - Biomedical/Gene
Regeneron Pharmaceuticals Inc (a)(b)                                                        12,500                        224
                                                                                                             -----------------
                                                                                                                        4,839
                                                                                                             -----------------
Medical - Drugs (0.62%)
Adams Respiratory Therapeutics Inc (a)(b)                                                    3,650                        144
Cardiome Pharma Corp (a)(b)                                                                 14,450                        133
Cubist Pharmaceuticals Inc (a)(b)                                                           12,200                        240
Emergent Biosolutions Inc (b)                                                               23,600                        243
                                                                                                             -----------------
                                                                                                                          760
                                                                                                             -----------------
Medical - Outpatient & Home Medical Care (0.05%)
NovaMed Inc (a)(b)                                                                          10,836                         66
                                                                                                             -----------------

Medical Imaging Systems (0.13%)
Vital Images Inc (b)                                                                         5,908                        160
                                                                                                             -----------------

Medical Information Systems (0.67%)
AMICAS Inc (b)                                                                              49,657                        176
Phase Forward Inc (a)(b)                                                                    38,020                        640
                                                                                                             -----------------
                                                                                                                          816
                                                                                                             -----------------
Medical Instruments (1.85%)
Angiodynamics Inc (a)(b)                                                                    14,400                        259
Arthrocare Corp (a)(b)                                                                      19,834                        871
Bruker BioSciences Corp (a)(b)                                                              20,445                        184
DexCom Inc (a)(b)                                                                           22,155                        181
Kyphon Inc (a)(b)                                                                            4,010                        193
Micrus Endovascular Corp (b)                                                                12,390                        305
Spectranetics Corp (a)(b)                                                                   10,400                        120
Symmetry Medical Inc (b)                                                                     9,923                        159
                                                                                                             -----------------
                                                                                                                        2,272
                                                                                                             -----------------
Medical Laboratory & Testing Service (0.31%)
Bio-Reference Labs Inc (b)                                                                  14,100                        386
                                                                                                             -----------------

Medical Laser Systems (0.12%)
Biolase Technology Inc (a)(b)                                                               24,879                        151
                                                                                                             -----------------

Medical Products (1.38%)
Accuray Inc (a)(b)                                                                          10,800                        240
American Medical Systems Holdings Inc (a)(b)                                                26,803                        484
Luminex Corp (a)(b)                                                                         12,524                        154
Sonic Innovations Inc (a)(b)                                                                19,805                        173
Syneron Medical Ltd (a)(b)                                                                   3,700                         92
ThermoGenesis Corp (a)(b)                                                                    6,859                         19
TomoTherapy Inc (b)                                                                         10,000                        219
Tutogen Medical Inc (b)                                                                      9,420                         94
Wright Medical Group Inc (b)                                                                 9,031                        218
                                                                                                             -----------------
                                                                                                                        1,693
                                                                                                             -----------------
Metal Processors & Fabrication (0.42%)
Ladish Co Inc (b)                                                                           12,000                        516
                                                                                                             -----------------

Miscellaneous Manufacturers (0.12%)
American Railcar Industries Inc (a)                                                          3,860                        151
                                                                                                             -----------------

Networking Products (0.87%)
Atheros Communications Inc (b)                                                               9,100                        281
BigBand Networks Inc (a)(b)                                                                 10,300                        135
Ixia (a)(b)                                                                                 41,500                        384
Netgear Inc (b)                                                                              5,656                        205

Networking Products
Starent Networks Corp (a)(b)                                                                 4,000                         59
                                                                                                             -----------------
                                                                                                                        1,064
                                                                                                             -----------------
Oil - Field Services (2.37%)
Core Laboratories NV (b)                                                                     6,718                        683
Hercules Offshore Inc (a)(b)                                                                 6,500                        210
Hornbeck Offshore Services Inc (b)                                                           4,803                        186
Superior Energy Services (b)                                                                 4,400                        176
Tetra Technologies Inc (a)(b)                                                               58,368                      1,646
                                                                                                             -----------------
                                                                                                                        2,901
                                                                                                             -----------------
Oil & Gas Drilling (0.58%)
Atwood Oceanics Inc (b)                                                                      3,600                        247
Patterson-UTI Energy Inc (a)                                                                17,889                        469
                                                                                                             -----------------
                                                                                                                          716
                                                                                                             -----------------
Oil Company - Exploration & Production (2.58%)
Carrizo Oil & Gas Inc (a)(b)                                                                11,902                        494
EXCO Resources Inc (a)(b)                                                                   58,445                      1,019
PetroHawk Energy Corp (a)(b)                                                                66,574                      1,056
Quicksilver Resources Inc (a)(b)                                                            11,385                        507
Whiting Petroleum Corp (b)                                                                   2,050                         83
                                                                                                             -----------------
                                                                                                                        3,159
                                                                                                             -----------------
Oil Field Machinery & Equipment (0.63%)
Dresser-Rand Group Inc (b)                                                                  10,952                        433
Lufkin Industries Inc                                                                        3,903                        252
Mitcham Industries Inc (b)                                                                   4,674                         89
                                                                                                             -----------------
                                                                                                                          774
                                                                                                             -----------------
Patient Monitoring Equipment (0.18%)
Aspect Medical Systems Inc (a)(b)                                                           15,180                        227
                                                                                                             -----------------

Physical Therapy & Rehabilitation Centers (1.72%)
Psychiatric Solutions Inc (a)(b)                                                            58,212                      2,111
                                                                                                             -----------------

Physician Practice Management (1.45%)
Pediatrix Medical Group Inc (b)                                                             32,187                      1,775
                                                                                                             -----------------

Private Corrections (0.18%)
Geo Group Inc/The (b)                                                                        7,800                        227
                                                                                                             -----------------

Property & Casualty Insurance (0.29%)
Argonaut Group Inc                                                                           5,404                        169
United America Indemnity Ltd (b)                                                             7,300                        181
                                                                                                             -----------------
                                                                                                                          350
                                                                                                             -----------------
REITS - Healthcare (0.59%)
Ventas Inc                                                                                  20,049                        727
                                                                                                             -----------------

REITS - Office Property (0.30%)
BioMed Realty Trust Inc                                                                     14,732                        370
                                                                                                             -----------------

Rental - Auto & Equipment (0.50%)
Aaron Rents Inc                                                                             20,900                        610
                                                                                                             -----------------

Research & Development (0.59%)
Albany Molecular Research Inc (b)                                                           14,858                        221
Kendle International Inc (b)                                                                 7,251                        266
Parexel International Corp (b)                                                               5,492                        231
                                                                                                             -----------------
                                                                                                                          718
                                                                                                             -----------------

Respiratory Products (0.31%)
Resmed Inc (a)(b)                                                                            9,116                        376
                                                                                                             -----------------

Retail - Apparel & Shoe (2.97%)
Aeropostale Inc (a)(b)                                                                       6,100                        254
Cache Inc (a)(b)                                                                             8,499                        113
Childrens Place Retail Stores Inc/The (b)                                                   17,669                        912
Christopher & Banks Corp                                                                    47,130                        808
DSW Inc (a)(b)                                                                               7,490                        261
Tween Brands Inc (a)(b)                                                                     19,300                        861
Wet Seal Inc/The (a)(b)                                                                     72,700                        437
                                                                                                             -----------------
                                                                                                                        3,646
                                                                                                             -----------------
Retail - Catalog Shopping (0.27%)
Coldwater Creek Inc (a)(b)                                                                  14,200                        330
                                                                                                             -----------------

Retail - Discount (0.18%)
99 Cents Only Stores (b)                                                                    16,800                        220
                                                                                                             -----------------

Retail - Music Store (0.43%)
Guitar Center Inc (a)(b)                                                                     8,920                        534
                                                                                                             -----------------

Retail - Petroleum Products (0.27%)
World Fuel Services Corp                                                                     7,800                        328
                                                                                                             -----------------

Retail - Restaurants (3.00%)
Buffalo Wild Wings Inc (a)(b)                                                               14,718                        612
California Pizza Kitchen Inc (a)(b)                                                         51,497                      1,106
CKE Restaurants Inc                                                                         53,652                      1,077
Texas Roadhouse Inc (b)                                                                     69,340                        887
                                                                                                             -----------------
                                                                                                                        3,682
                                                                                                             -----------------
Retail - Sporting Goods (0.16%)
Hibbett Sports Inc (a)(b)                                                                    5,150                        141
Zumiez Inc (a)(b)                                                                            1,400                         53
                                                                                                             -----------------
                                                                                                                          194
                                                                                                             -----------------
Semiconductor Component - Integrated Circuits (2.27%)
Anadigics Inc (a)(b)                                                                        52,951                        730
Exar Corp (b)                                                                               23,395                        314
Hittite Microwave Corp (a)(b)                                                               14,600                        624
Power Integrations Inc (b)                                                                  18,241                        478
Standard Microsystems Corp (b)                                                              18,560                        637
                                                                                                             -----------------
                                                                                                                        2,783
                                                                                                             -----------------
Semiconductor Equipment (1.00%)
BTU International Inc (a)(b)                                                                 9,069                        125
LTX Corp (a)(b)                                                                             19,882                        111
Photronics Inc (a)(b)                                                                       11,019                        164
Rudolph Technologies Inc (b)                                                                33,356                        554
Semitool Inc (a)(b)                                                                          6,813                         65
Varian Semiconductor Equipment Associates Inc (b)                                            5,025                        201
                                                                                                             -----------------
                                                                                                                        1,220
                                                                                                             -----------------
Steel - Producers (0.95%)
Steel Dynamics Inc                                                                          27,922                      1,170
                                                                                                             -----------------

Steel - Specialty (0.21%)
Allegheny Technologies Inc                                                                   2,500                        262
                                                                                                             -----------------

Telecommunication Equipment (1.35%)
Arris Group Inc (b)                                                                          9,400                        165

Telecommunication Equipment
Nice Systems Ltd ADR (b)                                                                    36,481                      1,268
Sirenza Microdevices Inc (a)(b)                                                             18,558                        220
                                                                                                             -----------------
                                                                                                                        1,653
                                                                                                             -----------------
Telecommunication Equipment - Fiber Optics (0.33%)
Finisar Corp (a)(b)                                                                        107,500                        406
                                                                                                             -----------------

Telecommunication Services (0.42%)
NeuStar Inc (a)(b)                                                                          12,418                        360
PAETEC Holding Corp (a)(b)                                                                  13,832                        156
                                                                                                             -----------------
                                                                                                                          516
                                                                                                             -----------------
Theaters (0.31%)
National CineMedia Inc                                                                      13,700                        384
                                                                                                             -----------------

Therapeutics (0.51%)
BioMarin Pharmaceuticals Inc (a)(b)                                                         19,700                        353
Isis Pharmaceuticals Inc (a)(b)                                                             27,967                        271
                                                                                                             -----------------
                                                                                                                          624
                                                                                                             -----------------
Toys (0.30%)
Marvel Entertainment Inc (a)(b)                                                             14,650                        373
                                                                                                             -----------------

Transactional Software (0.38%)
Bottomline Technologies Inc (b)                                                             17,739                        219
Synchronoss Technologies Inc (a)(b)                                                          8,573                        252
                                                                                                             -----------------
                                                                                                                          471
                                                                                                             -----------------
Transport - Services (1.50%)
HUB Group Inc (b)                                                                           33,893                      1,192
UTi Worldwide Inc                                                                           24,263                        650
                                                                                                             -----------------
                                                                                                                        1,842
                                                                                                             -----------------
Transport - Truck (1.28%)
Landstar System Inc                                                                         24,836                      1,198
Marten Transport Ltd (b)                                                                     8,809                        159
Old Dominion Freight Line (b)                                                                6,950                        210
                                                                                                             -----------------
                                                                                                                        1,567
                                                                                                             -----------------
Veterinary Diagnostics (1.26%)
Neogen Corp (a)(b)                                                                           5,645                        162
VCA Antech Inc (b)                                                                          36,532                      1,377
                                                                                                             -----------------
                                                                                                                        1,539
                                                                                                             -----------------
Vitamins & Nutrition Products (0.15%)
NutraCea (a)(b)                                                                             53,100                        181
                                                                                                             -----------------

Web Hosting & Design (0.17%)
NaviSite Inc (b)                                                                            10,237                         78
NIC Inc                                                                                     19,355                        132
                                                                                                             -----------------
                                                                                                                          210
                                                                                                             -----------------
Wireless Equipment (1.62%)
Novatel Wireless Inc (b)                                                                    24,001                        624
SBA Communications Corp (a)(b)                                                              17,000                        571
Sierra Wireless Inc (a)(b)                                                                  12,499                        311
Viasat Inc (b)                                                                              15,100                        485
                                                                                                             -----------------
                                                                                                                        1,991
                                                                                                             -----------------
X-Ray Equipment (0.15%)
Hologic Inc (a)(b)                                                                           3,250                        180
                                                                                                             -----------------
TOTAL COMMON STOCKS                                                                                       $           118,317
                                                                                                             -----------------

                                                                                     Principal
                                                                                   Amount (000's)             Value (000's)
MONEY MARKET FUNDS (30.27%)
Money Center Banks (30.27%)
BNY Institutional Cash Reserve Fund (c)                                                     37,104                     37,104
                                                                                                             -----------------
TOTAL MONEY MARKET FUNDS                                                                                  $            37,104
                                                                                                             -----------------
Total Investments                                                                                         $           155,421
Liabilities in Excess of Other Assets, Net - (26.78)%                                                                (32,831)
                                                                                                             -----------------
TOTAL NET ASSETS - 100.00%                                                                                $           122,590
                                                                                                             =================
                                                                                                             -----------------
                                                                                                             =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income  Producing  Security
(c) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $            19,216
Unrealized Depreciation                                               (4,725)
                                                             -----------------
Net Unrealized Appreciation (Depreciation)                             14,491
Cost for federal income tax purposes                                  140,930
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
----------------------------------------------- ----------------
Sector                                                  Percent
----------------------------------------------- ----------------
Financial                                                34.92%
Consumer, Non-cyclical                                   24.14%
Technology                                               17.36%
Industrial                                               17.13%
Consumer, Cyclical                                       13.75%
Communications                                           10.25%
Energy                                                    7.01%
Basic Materials                                           2.11%
Funds                                                     0.11%
Liabilities in Excess of Other Assets, Net            (-26.78%)
                                                ----------------
TOTAL NET ASSETS                                        100.00%
                                                ================




Schedule of Investments

June 30, 2007 (unaudited)
SmallCap Value Account

                                                                                Shares Held               Value (000's)
COMMON STOCKS (97.60%)
Advanced Materials & Products (0.39%)
Ceradyne Inc (a)(b)                                                                     11,300        $               836
                                                                                                         -----------------

Aerospace & Defense (0.18%)
Esterline Technologies Corp (a)(b)                                                       8,100                        391
                                                                                                         -----------------

Aerospace & Defense Equipment (1.29%)
AAR Corp (a)(b)                                                                          1,100                         36
Curtiss-Wright Corp                                                                     14,100                        657
Kaman Corp                                                                              14,500                        452
Moog Inc (b)                                                                            17,950                        792
Orbital Sciences Corp (a)(b)                                                            20,700                        435
Triumph Group Inc (a)                                                                    6,100                        400
                                                                                                         -----------------
                                                                                                                    2,772
                                                                                                         -----------------
Agricultural Chemicals (0.64%)
CF Industries Holdings Inc                                                              18,100                      1,084
UAP Holding Corp                                                                         9,300                        280
                                                                                                         -----------------
                                                                                                                    1,364
                                                                                                         -----------------
Airlines (0.79%)
ExpressJet Holdings Inc (a)(b)                                                          26,700                        160
Republic Airways Holdings Inc (b)                                                       33,500                        682
Skywest Inc                                                                             35,600                        848
                                                                                                         -----------------
                                                                                                                    1,690
                                                                                                         -----------------
Apparel Manufacturers (0.57%)
Carter's Inc (a)(b)                                                                     15,100                        392
Kellwood Co (a)                                                                         18,600                        523
Maidenform Brands Inc (b)                                                               13,500                        268
Oxford Industries Inc (a)                                                                  900                         40
                                                                                                         -----------------
                                                                                                                    1,223
                                                                                                         -----------------
Applications Software (0.23%)
American Reprographics Co (a)(b)                                                         5,800                        179
Progress Software Corp (b)                                                               6,400                        203
Quest Software Inc (a)(b)                                                                6,400                        104
                                                                                                         -----------------
                                                                                                                      486
                                                                                                         -----------------
Auction House & Art Dealer (0.12%)
Sotheby's (a)                                                                            5,400                        248
                                                                                                         -----------------

Auto/Truck Parts & Equipment - Original (0.91%)
American Axle & Manufacturing Holdings                                                   5,400                        160
ArvinMeritor Inc (a)                                                                    27,600                        613
Keystone Automotive Industries Inc (a)(b)                                                3,300                        137
Lear Corp (b)                                                                            3,300                        117
Modine Manufacturing Co                                                                  9,600                        217
Tenneco Inc (b)                                                                         17,300                        606
Visteon Corp (a)(b)                                                                     12,900                        104
                                                                                                         -----------------
                                                                                                                    1,954
                                                                                                         -----------------
Auto/Truck Parts & Equipment - Replacement (0.57%)
Aftermarket Technology Corp (b)                                                         36,300                      1,078

Auto/Truck Parts & Equipment - Replacement
Standard Motor Products Inc                                                             10,000                        150
                                                                                                         -----------------
                                                                                                                    1,228
                                                                                                         -----------------
B2B - E-Commerce (0.14%)
Ariba Inc (a)(b)                                                                         8,600                         85
i2 Technologies Inc (a)(b)                                                              11,400                        213
                                                                                                         -----------------
                                                                                                                      298
                                                                                                         -----------------
Batteries & Battery Systems (0.41%)
EnerSys (b)                                                                             16,100                        294
Greatbatch Inc (a)(b)                                                                   18,200                        590
                                                                                                         -----------------
                                                                                                                      884
                                                                                                         -----------------
Building - Heavy Construction (0.17%)
Granite Construction Inc                                                                 5,700                        366
                                                                                                         -----------------

Building - Maintenance & Service (0.14%)
ABM Industries Inc                                                                      11,600                        299
                                                                                                         -----------------

Building - Residential & Commercial (0.04%)
WCI Communities Inc (b)                                                                  5,200                         87
                                                                                                         -----------------

Building & Construction - Miscellaneous (0.13%)
Dycom Industries Inc (b)                                                                 9,000                        270
                                                                                                         -----------------

Building & Construction Products - Miscellaneous (0.16%)
NCI Building Systems Inc (a)(b)                                                          6,900                        340
                                                                                                         -----------------

Building Products - Air & Heating (0.24%)
Comfort Systems USA Inc                                                                 33,100                        469
Goodman Global Inc (a)(b)                                                                2,000                         45
                                                                                                         -----------------
                                                                                                                      514
                                                                                                         -----------------
Building Products - Cement & Aggregate (0.26%)
Eagle Materials Inc                                                                      5,900                        289
US Concrete Inc (a)(b)                                                                  30,500                        265
                                                                                                         -----------------
                                                                                                                      554
                                                                                                         -----------------
Building Products - Doors & Windows (0.22%)
Apogee Enterprises Inc (a)                                                              16,600                        462
                                                                                                         -----------------

Building Products - Light Fixtures (0.10%)
Genlyte Group Inc (a)(b)                                                                 2,700                        212
                                                                                                         -----------------

Building Products - Wood (0.16%)
Universal Forest Products Inc                                                            8,300                        351
                                                                                                         -----------------

Cable TV (0.25%)
Lodgenet Entertainment Corp (a)(b)                                                      16,900                        542
                                                                                                         -----------------

Capacitors (0.02%)
Kemet Corp (b)                                                                           7,500                         53
                                                                                                         -----------------

Casino Hotels (0.11%)
Ameristar Casinos Inc                                                                    1,300                         45
Monarch Casino & Resort Inc (a)(b)                                                       7,200                        193
                                                                                                         -----------------
                                                                                                                      238
                                                                                                         -----------------
Cellular Telecommunications (0.16%)
Centennial Communications Corp (b)                                                       8,700                         82

Cellular Telecommunications
Dobson Communications Corp (a)(b)                                                       23,200                        258
                                                                                                         -----------------
                                                                                                                      340
                                                                                                         -----------------
Chemicals - Diversified (0.28%)
Innospec Inc                                                                             4,100                        243
Rockwood Holdings Inc (b)                                                                9,900                        362
                                                                                                         -----------------
                                                                                                                      605
                                                                                                         -----------------
Chemicals - Plastics (0.49%)
PolyOne Corp (b)                                                                        38,400                        276
Schulman A Inc                                                                           8,200                        200
Spartech Corp                                                                           21,900                        581
                                                                                                         -----------------
                                                                                                                    1,057
                                                                                                         -----------------
Chemicals - Specialty (2.08%)
Arch Chemicals Inc                                                                      17,400                        611
HB Fuller Co                                                                            42,800                      1,279
Hercules Inc                                                                            30,300                        595
Minerals Technologies Inc                                                                3,000                        201
NewMarket Corp                                                                           2,700                        131
OM Group Inc (b)                                                                         7,500                        397
Sensient Technologies Corp                                                              18,100                        459
Terra Industries Inc (a)(b)                                                             18,400                        468
WR Grace & Co (a)(b)                                                                    12,600                        309
                                                                                                         -----------------
                                                                                                                    4,450
                                                                                                         -----------------
Circuit Boards (0.25%)
Park Electrochemical Corp                                                               15,200                        428
TTM Technologies Inc (b)                                                                 8,600                        112
                                                                                                         -----------------
                                                                                                                      540
                                                                                                         -----------------
Collectibles (0.13%)
RC2 Corp (b)                                                                             7,200                        288
                                                                                                         -----------------

Commercial Banks (9.85%)
1st Source Corp                                                                          4,710                        117
Amcore Financial Inc                                                                     4,400                        128
AmericanWest Bancorp (a)                                                                 1,800                         33
Ameris Bancorp                                                                           5,440                        122
Bancfirst Corp                                                                           2,700                        116
Banco Latinoamericano de Exportaciones (a)                                               6,100                        115
Bank of Granite Corp                                                                     5,275                         88
Banner Corp                                                                              2,200                         75
Camden National Corp                                                                     2,300                         90
Capital Corp of the West (a)                                                             2,300                         55
Capitol Bancorp Ltd (a)                                                                  4,200                        115
Cascade Bancorp (a)                                                                     14,400                        333
Cathay General Bancorp (a)                                                               4,100                        137
Central Pacific Financial Corp                                                          13,400                        442
Chemical Financial Corp                                                                  6,193                        160
Citizens Republic Bancorp Inc (a)                                                       17,655                        323
City Bank/Lynnwood WA (a)                                                                6,800                        214
City Holding Co                                                                         11,900                        456
Colonial BancGroup Inc/The (a)                                                          16,300                        407
Columbia Banking System Inc (a)                                                          5,057                        148
Community Bancorp/NV (a)(b)                                                              1,500                         42
Community Bank System Inc                                                                6,400                        128
Community Trust Bancorp Inc                                                             11,663                        377
Corus Bankshares Inc (a)                                                                42,900                        740
Cullen/Frost Bankers Inc                                                                 7,700                        412
CVB Financial Corp                                                                      12,125                        135
East West Bancorp Inc (a)                                                               10,300                        400
Commercial Banks
Farmers Capital Bank Corp                                                                1,200                         35
First Bancorp/Puerto Rico                                                               21,800                        240
First Charter Corp                                                                       9,100                        177
First Commonwealth Financial Corp                                                       15,900                        174
First Community Bancorp Inc/CA                                                           8,600                        492
First Community Bancshares Inc/VA                                                        4,100                        128
First Merchants Corp                                                                     4,700                        113
First Regional Bancorp/Los Angeles CA (b)                                                2,900                         74
First Republic Bank/San Francisco CA                                                    10,150                        545
First State Bancorporation/NM                                                            7,300                        155
FNB Corp/PA (a)                                                                         17,300                        290
FNB Corp/VA                                                                              3,000                        108
Great Southern Bancorp Inc                                                               4,500                        122
Greater Bay Bancorp                                                                     12,500                        348
Green Bankshares Inc                                                                     1,600                         50
Hanmi Financial Corp                                                                    55,800                        952
Heartland Financial USA Inc (a)                                                          2,400                         58
Heritage Commerce Corp                                                                   1,100                         26
Horizon Financial Corp                                                                   3,925                         86
IBERIABANK Corp                                                                         12,200                        603
Independent Bank Corp/MI                                                                13,331                        229
Independent Bank Corp/Rockland MA                                                       12,500                        369
Integra Bank Corp                                                                        6,400                        137
Intervest Bancshares Corp                                                                1,300                         37
Irwin Financial Corp                                                                    14,500                        217
ITLA Capital Corp                                                                        1,300                         68
Lakeland Financial Corp (a)                                                              2,800                         60
MainSource Financial Group Inc                                                           8,221                        138
Mercantile Bank Corp (a)                                                                 1,764                         48
Nara Bancorp Inc                                                                         9,400                        150
National Penn Bancshares Inc (a)                                                        13,716                        229
NBT Bancorp Inc                                                                          8,800                        199
Pacific Capital Bancorp NA                                                              13,000                        351
Peoples Bancorp Inc/OH                                                                   4,565                        124
Prosperity Bancshares Inc                                                                5,300                        174
Provident Bankshares Corp                                                               11,600                        380
Renasant Corp                                                                            5,650                        128
Republic Bancorp Inc/KY (a)                                                              1,335                         22
R-G Financial Corp (a)(b)                                                               14,150                         52
Royal Bancshares of Pennsylvania                                                         1,261                         25
Santander BanCorp                                                                          900                         13
SCBT Financial Corp (a)                                                                  1,102                         40
Security Bank Corp/GA (a)                                                                4,400                         88
Sierra Bancorp (a)                                                                         500                         14
Simmons First National Corp                                                              3,700                        102
Southwest Bancorp Inc/Stillwater OK                                                     13,400                        322
Sterling Bancshares Inc/TX                                                              72,000                        814
Sterling Financial Corp/PA (a)                                                           7,431                         78
Sterling Financial Corp/WA                                                              32,920                        953
Suffolk Bancorp                                                                          2,200                         70
Susquehanna Bancshares Inc (a)                                                          14,200                        318
SVB Financial Group (a)(b)                                                               9,400                        499
Taylor Capital Group Inc                                                                 4,300                        118
TCF Financial Corp                                                                      51,100                      1,421
Trico Bancshares                                                                         4,400                         98
UCBH Holdings Inc                                                                        4,500                         82
UMB Financial Corp (a)                                                                   7,500                        277
Umpqua Holdings Corp                                                                    19,593                        461
Union Bankshares Corp/VA (a)                                                             2,750                         64
Commercial Banks
United Bankshares Inc (a)                                                                3,600                        114
United Community Banks Inc/GA                                                            6,800                        176
W Holding Co Inc                                                                        32,492                         86
Washington Trust Bancorp Inc                                                             4,600                        116
West Coast Bancorp/OR                                                                   18,500                        562
Whitney Holding Corp                                                                    13,300                        400
                                                                                                         -----------------
                                                                                                                   21,107
                                                                                                         -----------------
Commercial Services (0.50%)
First Advantage Corp (a)(b)                                                              4,300                         99
Live Nation Inc (b)                                                                      8,400                        188
TeleTech Holdings Inc (a)(b)                                                            12,600                        409
Vertrue Inc (a)(b)                                                                       7,800                        381
                                                                                                         -----------------
                                                                                                                    1,077
                                                                                                         -----------------
Commercial Services - Finance (1.56%)
Advance America Cash Advance Centers Inc (a)                                             3,900                         69
CBIZ Inc (a)(b)                                                                         30,200                        222
Deluxe Corp                                                                             52,200                      2,120
Dollar Financial Corp (a)(b)                                                            20,628                        588
Euronet Worldwide Inc (a)(b)                                                            11,900                        347
                                                                                                         -----------------
                                                                                                                    3,346
                                                                                                         -----------------
Communications Software (0.23%)
Avid Technology Inc (a)(b)                                                               4,100                        145
Digi International Inc (b)                                                               7,700                        114
Inter-Tel Inc                                                                           10,000                        239
                                                                                                         -----------------
                                                                                                                      498
                                                                                                         -----------------
Computer Aided Design (0.26%)
Aspen Technology Inc (b)                                                                16,100                        225
Parametric Technology Corp (b)                                                          15,180                        328
                                                                                                         -----------------
                                                                                                                      553
                                                                                                         -----------------
Computer Services (0.84%)
Ciber Inc (b)                                                                           17,400                        142
COMSYS IT Partners Inc (b)                                                               6,200                        142
Covansys Corp (b)                                                                        9,900                        336
Perot Systems Corp (a)(b)                                                               55,700                        949
SI International Inc (b)                                                                 2,700                         89
SYKES Enterprises Inc (b)                                                                7,900                        150
                                                                                                         -----------------
                                                                                                                    1,808
                                                                                                         -----------------
Computers (0.23%)
Gateway Inc (a)(b)                                                                      19,600                         31
Palm Inc (a)(b)                                                                         28,380                        455
                                                                                                         -----------------
                                                                                                                      486
                                                                                                         -----------------
Computers - Integrated Systems (0.28%)
Agilysys Inc                                                                            14,700                        331
MTS Systems Corp                                                                         5,200                        232
Radisys Corp (a)(b)                                                                      2,300                         29
                                                                                                         -----------------
                                                                                                                      592
                                                                                                         -----------------
Computers - Memory Devices (0.55%)
Hutchinson Technology Inc (a)(b)                                                         5,000                         94
Imation Corp                                                                            22,600                        833
Komag Inc (a)(b)                                                                         5,000                        160
Quantum Corp (b)                                                                        18,900                         60
Silicon Storage Technology Inc (b)                                                       8,100                         30
                                                                                                         -----------------
                                                                                                                    1,177
                                                                                                         -----------------

Computers - Peripheral Equipment (0.20%)
Electronics for Imaging (a)(b)                                                          14,800                        418
                                                                                                         -----------------

Consulting Services (0.57%)
CRA International Inc (a)(b)                                                             7,400                        357
Forrester Research Inc (a)(b)                                                            8,200                        230
Gartner Inc (a)(b)                                                                      13,700                        337
Watson Wyatt Worldwide Inc                                                               5,900                        298
                                                                                                         -----------------
                                                                                                                    1,222
                                                                                                         -----------------
Consumer Products - Miscellaneous (0.84%)
Prestige Brands Holdings Inc (b)                                                        14,200                        184
Tupperware Brands Corp                                                                  56,300                      1,618
                                                                                                         -----------------
                                                                                                                    1,802
                                                                                                         -----------------
Containers - Metal & Glass (1.08%)
Greif Inc                                                                               22,100                      1,317
Silgan Holdings Inc                                                                     17,900                        990
                                                                                                         -----------------
                                                                                                                    2,307
                                                                                                         -----------------
Cosmetics & Toiletries (0.37%)
Chattem Inc (a)(b)                                                                       2,400                        152
Elizabeth Arden Inc (b)                                                                 26,500                        643
                                                                                                         -----------------
                                                                                                                      795
                                                                                                         -----------------
Data Processing & Management (0.11%)
CSG Systems International Inc (b)                                                        8,000                        212
infoUSA Inc                                                                              3,100                         32
                                                                                                         -----------------
                                                                                                                      244
                                                                                                         -----------------
Decision Support Software (0.17%)
QAD Inc                                                                                  3,100                         26
SPSS Inc (b)                                                                             7,700                        340
                                                                                                         -----------------
                                                                                                                      366
                                                                                                         -----------------
Disposable Medical Products (0.19%)
ICU Medical Inc (a)(b)                                                                   9,400                        404
                                                                                                         -----------------

Distribution & Wholesale (0.51%)
Building Materials Holding Corp                                                         13,700                        194
United Stationers Inc (b)                                                               11,000                        733
Watsco Inc (a)                                                                           3,200                        174
                                                                                                         -----------------
                                                                                                                    1,101
                                                                                                         -----------------
Diversified Manufacturing Operations (2.03%)
Actuant Corp (a)                                                                         3,500                        221
Acuity Brands Inc                                                                       11,500                        693
Ameron International Corp                                                                3,200                        288
AO Smith Corp                                                                           11,100                        443
Barnes Group Inc                                                                        26,800                        849
EnPro Industries Inc (b)                                                                36,100                      1,545
Federal Signal Corp                                                                     19,100                        303
                                                                                                         -----------------
                                                                                                                    4,342
                                                                                                         -----------------
Diversified Operations & Commercial Services (0.19%)
Viad Corp                                                                                8,200                        346
Volt Information Sciences Inc (b)                                                        3,600                         66
                                                                                                         -----------------
                                                                                                                      412
                                                                                                         -----------------
Drug Delivery Systems (0.09%)
Noven Pharmaceuticals Inc (b)                                                            7,900                        185
                                                                                                         -----------------

E-Commerce - Products (0.38%)
FTD Group Inc                                                                           44,800                        825
                                                                                                         -----------------

Electric - Integrated (3.14%)
Avista Corp                                                                             33,600                        724
Black Hills Corp (a)                                                                     2,300                         92
CH Energy Group Inc                                                                      4,300                        193
Cleco Corp (a)                                                                          23,700                        581
El Paso Electric Co (b)                                                                 30,200                        742
Empire District Electric Co/The (a)                                                     11,100                        248
Great Plains Energy Inc (a)                                                              8,900                        259
Idacorp Inc (a)                                                                         16,800                        538
PNM Resources Inc                                                                       34,700                        964
UIL Holdings Corp                                                                        6,400                        212
Unisource Energy Corp (a)                                                               26,500                        872
Westar Energy Inc                                                                       54,000                      1,311
                                                                                                         -----------------
                                                                                                                    6,736
                                                                                                         -----------------
Electric Products - Miscellaneous (0.40%)
GrafTech International Ltd (b)                                                          51,000                        859
                                                                                                         -----------------

Electronic Components - Miscellaneous (0.72%)
Bel Fuse Inc                                                                             4,200                        143
Benchmark Electronics Inc (b)                                                           14,000                        317
CTS Corp                                                                                26,400                        334
Methode Electronics Inc                                                                 13,900                        217
Plexus Corp (a)(b)                                                                       3,300                         76
Technitrol Inc                                                                          15,600                        447
                                                                                                         -----------------
                                                                                                                    1,534
                                                                                                         -----------------
Electronic Components - Semiconductors (0.84%)
Actel Corp (b)                                                                           5,400                         75
AMIS Holdings Inc (b)                                                                   11,200                        140
Amkor Technology Inc (a)(b)                                                             19,100                        301
Applied Micro Circuits Corp (b)                                                         18,500                         46
DSP Group Inc (b)                                                                        5,300                        109
Lattice Semiconductor Corp (a)(b)                                                       12,200                         70
Omnivision Technologies Inc (a)(b)                                                      12,400                        225
ON Semiconductor Corp (a)(b)                                                            15,400                        165
Skyworks Solutions Inc (b)                                                              12,700                         93
Zoran Corp (b)                                                                          29,000                        581
                                                                                                         -----------------
                                                                                                                    1,805
                                                                                                         -----------------
Electronic Design Automation (0.19%)
Magma Design Automation Inc (a)(b)                                                       9,000                        127
Mentor Graphics Corp (b)                                                                21,200                        279
                                                                                                         -----------------
                                                                                                                      406
                                                                                                         -----------------
Electronic Measurement Instruments (0.26%)
Eagle Test Systems Inc (a)(b)                                                           13,500                        217
Itron Inc (a)(b)                                                                         4,100                        320
Zygo Corp (a)(b)                                                                         1,923                         27
                                                                                                         -----------------
                                                                                                                      564
                                                                                                         -----------------
Engineering - Research & Development Services (0.45%)
EMCOR Group Inc (b)                                                                     13,200                        962
                                                                                                         -----------------

Engines - Internal Combustion (0.18%)
Briggs & Stratton Corp (a)                                                              12,200                        385
                                                                                                         -----------------

Enterprise Software & Services (0.59%)
Informatica Corp (a)(b)                                                                 17,100                        252
Lawson Software Inc (a)(b)                                                              17,400                        172
Mantech International Corp (b)                                                           4,000                        123
Sybase Inc (b)                                                                          29,500                        705

Enterprise Software & Services
SYNNEX Corp (a)(b)                                                                       1,000                         21
                                                                                                         -----------------
                                                                                                                    1,273
                                                                                                         -----------------
E-Services - Consulting (0.13%)
Websense Inc (a)(b)                                                                     12,700                        270
                                                                                                         -----------------

Fiduciary Banks (0.32%)
Boston Private Financial Holdings Inc (a)                                               10,000                        268
Wilmington Trust Corp (a)                                                                9,800                        407
                                                                                                         -----------------
                                                                                                                      675
                                                                                                         -----------------
Finance - Consumer Loans (0.55%)
Asta Funding Inc (a)                                                                     9,600                        369
Ocwen Financial Corp (a)(b)                                                             10,300                        137
World Acceptance Corp (a)(b)                                                            15,700                        671
                                                                                                         -----------------
                                                                                                                    1,177
                                                                                                         -----------------
Finance - Credit Card (0.26%)
Advanta Corp - B Shares (a)                                                             13,950                        434
CompuCredit Corp (a)(b)                                                                  3,800                        133
                                                                                                         -----------------
                                                                                                                      567
                                                                                                         -----------------
Finance - Investment Banker & Broker (0.86%)
Investment Technology Group Inc (a)(b)                                                  11,100                        481
Knight Capital Group Inc (a)(b)                                                         63,400                      1,052
Piper Jaffray Cos (a)(b)                                                                 2,300                        128
SWS Group Inc                                                                            8,400                        182
                                                                                                         -----------------
                                                                                                                    1,843
                                                                                                         -----------------
Finance - Leasing Company (0.12%)
Financial Federal Corp (a)                                                               7,850                        234
Marlin Business Services Corp (b)                                                        1,000                         21
                                                                                                         -----------------
                                                                                                                      255
                                                                                                         -----------------
Finance - Mortgage Loan/Banker (0.11%)
Centerline Holding Co                                                                    8,600                        155
Federal Agricultural Mortgage Corp                                                       2,300                         78
                                                                                                         -----------------
                                                                                                                      233
                                                                                                         -----------------
Food - Baking (0.13%)
Flowers Foods Inc                                                                        8,200                        274
                                                                                                         -----------------

Food - Canned (0.13%)
TreeHouse Foods Inc (b)                                                                 10,600                        282
                                                                                                         -----------------

Food - Miscellaneous/Diversified (0.20%)
Ralcorp Holdings Inc (b)                                                                 7,900                        422
                                                                                                         -----------------

Food - Retail (0.04%)
Ruddick Corp                                                                             2,700                         81
                                                                                                         -----------------

Food - Wholesale & Distribution (0.75%)
Nash Finch Co (a)                                                                       14,700                        728
Performance Food Group Co (b)                                                            6,100                        198
Spartan Stores Inc                                                                      20,400                        671
                                                                                                         -----------------
                                                                                                                    1,597
                                                                                                         -----------------
Footwear & Related Apparel (0.51%)
Deckers Outdoor Corp (a)(b)                                                              2,000                        202
Skechers U.S.A. Inc (b)                                                                 11,800                        345
Steven Madden Ltd                                                                       10,100                        331
Wolverine World Wide Inc                                                                 7,700                        213
                                                                                                         -----------------
                                                                                                                    1,091
                                                                                                         -----------------

                                                                                                         -----------------
Funeral Services & Related Items (0.15%)
Stewart Enterprises Inc                                                                 41,200                        321
                                                                                                         -----------------

Gas - Distribution (1.88%)
Atmos Energy Corp (a)                                                                    8,500                        256
Laclede Group Inc/The                                                                   13,200                        421
New Jersey Resources Corp                                                               20,700                      1,056
Nicor Inc                                                                               10,700                        459
Northwest Natural Gas Co (a)                                                             4,800                        222
South Jersey Industries Inc                                                              8,200                        290
Southwest Gas Corp                                                                      33,000                      1,116
WGL Holdings Inc                                                                         6,600                        215
                                                                                                         -----------------
                                                                                                                    4,035
                                                                                                         -----------------
Health Care Cost Containment (0.19%)
Healthspring Inc (b)                                                                    21,100                        402
                                                                                                         -----------------

Home Furnishings (0.30%)
Ethan Allen Interiors Inc                                                                8,200                        281
Furniture Brands International Inc (a)                                                  13,600                        193
Sealy Corp (a)                                                                           9,900                        163
                                                                                                         -----------------
                                                                                                                      637
                                                                                                         -----------------
Human Resources (0.80%)
AMN Healthcare Services Inc (a)(b)                                                      11,600                        255
Heidrick & Struggles International Inc (b)                                               5,700                        292
Kelly Services Inc                                                                       8,000                        219
Kforce Inc (b)                                                                          10,000                        160
MPS Group Inc (b)                                                                       24,450                        327
Spherion Corp (b)                                                                       49,400                        464
                                                                                                         -----------------
                                                                                                                    1,717
                                                                                                         -----------------
Identification Systems - Development (0.23%)
Checkpoint Systems Inc (a)(b)                                                           19,600                        495
                                                                                                         -----------------

Instruments - Controls (0.11%)
Watts Water Technologies Inc (a)                                                         6,300                        236
                                                                                                         -----------------

Internet Application Software (0.27%)
Interwoven Inc (b)                                                                      24,500                        344
Vignette Corp (a)(b)                                                                    12,200                        234
                                                                                                         -----------------
                                                                                                                      578
                                                                                                         -----------------
Internet Content - Information & News (0.07%)
Harris Interactive Inc (b)                                                              28,900                        155
                                                                                                         -----------------

Internet Financial Services (0.05%)
Authorize.Net Holdings Inc (b)                                                           6,200                        111
                                                                                                         -----------------

Internet Infrastructure Equipment (0.31%)
Avocent Corp (a)(b)                                                                     23,200                        673
                                                                                                         -----------------

Internet Infrastructure Software (0.20%)
TIBCO Software Inc (b)                                                                  46,900                        424
                                                                                                         -----------------

Internet Security (0.15%)
Ipass Inc (a)(b)                                                                         1,700                          9
SonicWALL Inc (b)                                                                       37,400                        321
                                                                                                         -----------------
                                                                                                                      330
                                                                                                         -----------------

Intimate Apparel (0.11%)
Warnaco Group Inc/The (a)(b)                                                             6,100                        240
                                                                                                         -----------------

Investment Companies (0.29%)
MCG Capital Corp                                                                        14,800                        237
Technology Investment Capital Corp (a)                                                  24,679                        390
                                                                                                         -----------------
                                                                                                                      627
                                                                                                         -----------------
Investment Management & Advisory Services (0.25%)
Calamos Asset Management Inc (a)                                                         8,000                        204
National Financial Partners Corp (a)                                                     7,300                        338
                                                                                                         -----------------
                                                                                                                      542
                                                                                                         -----------------
Lasers - Systems & Components (0.54%)
Coherent Inc (b)                                                                        14,400                        439
Cymer Inc (b)                                                                            3,800                        153
Electro Scientific Industries Inc (b)                                                    1,300                         27
Newport Corp (b)                                                                        12,400                        192
Rofin-Sinar Technologies Inc (b)                                                         5,100                        352
                                                                                                         -----------------
                                                                                                                    1,163
                                                                                                         -----------------
Leisure & Recreation Products (0.35%)
K2 Inc (b)                                                                              30,100                        457
Multimedia Games Inc (a)(b)                                                             22,700                        290
                                                                                                         -----------------
                                                                                                                      747
                                                                                                         -----------------
Life & Health Insurance (1.08%)
Delphi Financial Group Inc                                                              39,450                      1,650
Phoenix Cos Inc/The                                                                     19,800                        297
Universal American Financial Corp (b)                                                   17,500                        372
                                                                                                         -----------------
                                                                                                                    2,319
                                                                                                         -----------------
Machinery - Construction & Mining (0.05%)
Astec Industries Inc (b)                                                                 2,700                        114
                                                                                                         -----------------

Machinery - Electrical (0.23%)
Regal-Beloit Corp                                                                       10,500                        489
                                                                                                         -----------------

Machinery - Farm (0.04%)
Gehl Co (b)                                                                              2,600                         79
                                                                                                         -----------------

Machinery - General Industry (1.02%)
Applied Industrial Technologies Inc                                                     46,250                      1,365
Kadant Inc (a)(b)                                                                          800                         25
Tennant Co                                                                               4,800                        175
Wabtec Corp                                                                             16,900                        617
                                                                                                         -----------------
                                                                                                                    2,182
                                                                                                         -----------------
Machinery - Material Handling (0.26%)
Cascade Corp                                                                             4,400                        345
NACCO Industries Inc                                                                     1,300                        202
                                                                                                         -----------------
                                                                                                                      547
                                                                                                         -----------------
Medical  - Outpatient & Home Medical Care (0.05%)
Apria Healthcare Group Inc (a)(b)                                                        3,600                        104
                                                                                                         -----------------

Medical - Biomedical/Gene (0.42%)
Applera Corp - Celera Group (b)                                                          4,500                         56
Arena Pharmaceuticals Inc (a)(b)                                                         2,100                         23
Bio-Rad Laboratories Inc (a)(b)                                                          5,200                        393
Exelixis Inc (b)                                                                         8,100                         98
Lifecell Corp (a)(b)                                                                     3,400                        104
Martek Biosciences Corp (a)(b)                                                             400                         10

Medical - Biomedical/Gene
Medivation Inc (a)(b)                                                                    2,100                         43
Nektar Therapeutics (a)(b)                                                               2,800                         27
Regeneron Pharmaceuticals Inc (a)(b)                                                     2,500                         45
Savient Pharmaceuticals Inc (a)(b)                                                       8,400                        104
                                                                                                         -----------------
                                                                                                                      903
                                                                                                         -----------------
Medical - Drugs (0.64%)
Acadia Pharmaceuticals Inc (a)(b)                                                        4,700                         64
Adams Respiratory Therapeutics Inc (a)(b)                                                3,500                        138
Auxilium Pharmaceuticals Inc (a)(b)                                                      4,800                         76
Bradley Pharmaceuticals Inc (a)(b)                                                       3,600                         78
Cubist Pharmaceuticals Inc (b)                                                           3,800                         75
Sciele Pharma Inc (a)(b)                                                                21,000                        495
Valeant Pharmaceuticals International (a)                                                4,000                         67
Viropharma Inc (a)(b)                                                                   27,300                        377
                                                                                                         -----------------
                                                                                                                    1,370
                                                                                                         -----------------
Medical - Generic Drugs (0.43%)
Alpharma Inc                                                                            17,800                        463
Par Pharmaceutical Cos Inc (a)(b)                                                        2,700                         76
Perrigo Co                                                                              19,400                        380
                                                                                                         -----------------
                                                                                                                      919
                                                                                                         -----------------
Medical - HMO (0.62%)
AMERIGROUP Corp (b)                                                                     28,600                        681
Magellan Health Services Inc (b)                                                        12,300                        572
Molina Healthcare Inc (b)                                                                2,600                         79
                                                                                                         -----------------
                                                                                                                    1,332
                                                                                                         -----------------
Medical - Nursing Homes (0.13%)
Genesis HealthCare Corp (a)(b)                                                             300                         21
Kindred Healthcare Inc (b)                                                               8,600                        264
                                                                                                         -----------------
                                                                                                                      285
                                                                                                         -----------------
Medical - Outpatient & Home Medical Care (0.46%)
Gentiva Health Services Inc (b)                                                         45,800                        918
Res-Care Inc (b)                                                                         3,300                         70
                                                                                                         -----------------
                                                                                                                      988
                                                                                                         -----------------
Medical Instruments (0.23%)
Conmed Corp (a)(b)                                                                      16,500                        483
SurModics Inc (a)(b)                                                                       400                         20
                                                                                                         -----------------
                                                                                                                      503
                                                                                                         -----------------
Medical Products (0.29%)
Haemonetics Corp (b)                                                                     6,100                        321
Invacare Corp                                                                            3,600                         66
PSS World Medical Inc (a)(b)                                                            12,400                        226
                                                                                                         -----------------
                                                                                                                      613
                                                                                                         -----------------
Medical Sterilization Products (0.22%)
STERIS Corp                                                                             15,400                        471
                                                                                                         -----------------

Metal - Aluminum (0.49%)
Century Aluminum Co (a)(b)                                                              19,400                      1,060
                                                                                                         -----------------

Metal Processors & Fabrication (0.87%)
CIRCOR International Inc                                                                 5,000                        202
Mueller Industries Inc                                                                  13,700                        472
NN Inc                                                                                   5,400                         64
Quanex Corp                                                                             23,175                      1,128
                                                                                                         -----------------
                                                                                                                    1,866
                                                                                                         -----------------

Miscellaneous Manufacturers (0.17%)
FreightCar America Inc (a)                                                               4,200                        201
Reddy Ice Holdings Inc                                                                   6,000                        171
                                                                                                         -----------------
                                                                                                                      372
                                                                                                         -----------------
Motion Pictures & Services (0.06%)
Macrovision Corp (a)(b)                                                                  4,400                        132
                                                                                                         -----------------

MRI - Medical Diagnostic Imaging (0.11%)
Alliance Imaging Inc (b)                                                                24,900                        234
                                                                                                         -----------------

Multi-Line Insurance (0.12%)
Horace Mann Educators Corp                                                              12,400                        263
                                                                                                         -----------------

Multimedia (0.02%)
Media General Inc (a)                                                                    1,200                         40
                                                                                                         -----------------

Music (0.08%)
Steinway Musical Instruments                                                             5,100                        176
                                                                                                         -----------------

Networking Products (0.90%)
Adaptec Inc (b)                                                                         10,600                         41
Aeroflex Inc (b)                                                                        14,000                        198
Anixter International Inc (a)(b)                                                        10,800                        812
Black Box Corp                                                                           5,300                        219
Foundry Networks Inc (a)(b)                                                             18,300                        305
Ixia (b)                                                                                22,000                        204
Polycom Inc (b)                                                                          4,700                        158
                                                                                                         -----------------
                                                                                                                    1,937
                                                                                                         -----------------
Non-Ferrous Metals (0.12%)
USEC Inc (a)(b)                                                                         11,800                        259
                                                                                                         -----------------

Office Automation & Equipment (0.21%)
IKON Office Solutions Inc                                                               28,500                        445
                                                                                                         -----------------

Office Supplies & Forms (0.29%)
Ennis Inc                                                                               26,300                        619
                                                                                                         -----------------

Oil - Field Services (1.34%)
Basic Energy Services Inc (a)(b)                                                         8,100                        207
Hanover Compressor Co (a)(b)                                                             5,500                        131
Oil States International Inc (a)(b)                                                     25,100                      1,038
RPC Inc (a)                                                                              6,662                        114
Trico Marine Services Inc (a)(b)                                                        24,400                        997
Union Drilling Inc (b)                                                                   7,600                        125
Universal Compression Holdings Inc (a)(b)                                                3,600                        261
                                                                                                         -----------------
                                                                                                                    2,873
                                                                                                         -----------------
Oil & Gas Drilling (0.14%)
Parker Drilling Co (a)(b)                                                               28,400                        299
                                                                                                         -----------------

Oil Company - Exploration & Production (1.25%)
Bois d'Arc Energy Inc (a)(b)                                                             6,400                        109
Callon Petroleum Co (b)                                                                 23,000                        326
Cimarex Energy Co                                                                        8,800                        347
Comstock Resources Inc (b)                                                               7,400                        222
Energy Partners Ltd (a)(b)                                                               6,427                        107
Harvest Natural Resources Inc (a)(b)                                                    12,500                        149
PetroHawk Energy Corp (a)(b)                                                             9,800                        155

Oil Company - Exploration & Production
Rosetta Resources Inc (a)(b)                                                             3,900                         84
Stone Energy Corp (b)                                                                    8,500                        291
Swift Energy Co (a)(b)                                                                  21,000                        898
                                                                                                         -----------------
                                                                                                                    2,688
                                                                                                         -----------------
Oil Refining & Marketing (0.37%)
Alon USA Energy Inc (a)                                                                 17,800                        783
                                                                                                         -----------------

Paper & Related Products (0.80%)
Bowater Inc (a)                                                                          8,900                        222
Buckeye Technologies Inc (b)                                                            38,500                        595
Rock-Tenn Co                                                                            16,900                        536
Schweitzer-Mauduit International Inc                                                    11,700                        363
                                                                                                         -----------------
                                                                                                                    1,716
                                                                                                         -----------------
Physical Therapy & Rehabilitation Centers (0.22%)
Psychiatric Solutions Inc (a)(b)                                                        12,700                        460
                                                                                                         -----------------

Physician Practice Management (0.07%)
American Dental Partners Inc (b)                                                         5,700                        148
                                                                                                         -----------------

Poultry (0.36%)
Pilgrim's Pride Corp                                                                    20,100                        767
                                                                                                         -----------------

Power Converter & Supply Equipment (0.06%)
Advanced Energy Industries Inc (b)                                                       6,000                        136
                                                                                                         -----------------

Printing - Commercial (0.17%)
Consolidated Graphics Inc (b)                                                            4,200                        291
Valassis Communications Inc (b)                                                          4,200                         72
                                                                                                         -----------------
                                                                                                                      363
                                                                                                         -----------------
Private Corrections (0.36%)
Geo Group Inc/The (b)                                                                   26,400                        768
                                                                                                         -----------------

Property & Casualty Insurance (3.97%)
American Physicians Capital Inc                                                          4,400                        178
Amerisafe Inc (b)                                                                        8,200                        161
Argonaut Group Inc                                                                      22,900                        715
FPIC Insurance Group Inc (b)                                                             3,800                        155
Harleysville Group Inc                                                                   4,900                        163
Infinity Property & Casualty Corp                                                        6,400                        325
James River Group Inc (a)                                                                1,500                         50
LandAmerica Financial Group Inc (a)                                                      6,800                        656
Navigators Group Inc (b)                                                                 5,300                        286
Ohio Casualty Corp                                                                      11,200                        485
PMA Capital Corp (b)                                                                    42,700                        456
ProAssurance Corp (a)(b)                                                                10,900                        607
RLI Corp                                                                                 1,400                         78
Safety Insurance Group Inc                                                              22,200                        919
SeaBright Insurance Holdings Inc (b)                                                    23,600                        413
Selective Insurance Group                                                               39,900                      1,073
Stewart Information Services Corp                                                        6,700                        267
Zenith National Insurance Corp                                                          32,500                      1,530
                                                                                                         -----------------
                                                                                                                    8,517
                                                                                                         -----------------
Publishing - Books (0.30%)
Scholastic Corp (a)(b)                                                                  17,700                        636
                                                                                                         -----------------


Publishing - Newspapers (0.31%)
Lee Enterprises Inc                                                                     31,500                        657
                                                                                                         -----------------

Quarrying (0.10%)
Compass Minerals International Inc                                                       6,400                        222
                                                                                                         -----------------

Racetracks (0.09%)
Speedway Motorsports Inc (a)                                                             4,600                        184
                                                                                                         -----------------

Radio (0.59%)
Cox Radio Inc (a)(b)                                                                    34,300                        489
Entercom Communications Corp                                                            13,300                        331
Radio One Inc - Class D (b)                                                             46,800                        330
Westwood One Inc (a)                                                                    17,300                        124
                                                                                                         -----------------
                                                                                                                    1,274
                                                                                                         -----------------
Reinsurance (1.64%)
Aspen Insurance Holdings Ltd                                                            23,100                        648
Max Capital Group Ltd                                                                   21,300                        603
Odyssey Re Holdings Corp (a)                                                            34,300                      1,471
Platinum Underwriters Holdings Ltd                                                      22,700                        789
                                                                                                         -----------------
                                                                                                                    3,511
                                                                                                         -----------------
REITS - Apartments (0.56%)
Home Properties Inc (a)                                                                  2,500                        130
Post Properties Inc                                                                     20,700                      1,079
                                                                                                         -----------------
                                                                                                                    1,209
                                                                                                         -----------------
REITS - Diversified (1.15%)
Entertainment Properties Trust                                                           7,300                        393
Lexington Realty Trust                                                                  62,230                      1,294
Spirit Finance Corp (a)                                                                 53,000                        772
                                                                                                         -----------------
                                                                                                                    2,459
                                                                                                         -----------------
REITS - Healthcare (0.73%)
Health Care REIT Inc (a)                                                                 6,800                        275
LTC Properties Inc                                                                      10,100                        230
Medical Properties Trust Inc (a)                                                        23,200                        307
Omega Healthcare Investors Inc                                                          17,000                        269
Senior Housing Properties Trust (a)                                                     24,000                        488
                                                                                                         -----------------
                                                                                                                    1,569
                                                                                                         -----------------
REITS - Hotels (2.63%)
Ashford Hospitality Trust Inc                                                           54,100                        636
Equity Inns Inc                                                                         37,900                        849
FelCor Lodging Trust Inc                                                                68,800                      1,791
Highland Hospitality Corp                                                               12,000                        230
Innkeepers USA Trust                                                                    39,400                        699
Sunstone Hotel Investors Inc                                                            44,000                      1,249
Winston Hotels Inc                                                                      11,700                        176
                                                                                                         -----------------
                                                                                                                    5,630
                                                                                                         -----------------
REITS - Manufactured Homes (0.17%)
Equity Lifestyle Properties Inc                                                          7,000                        365
                                                                                                         -----------------

REITS - Mortgage (0.78%)
American Home Mortgage Investment Corp (a)                                               8,859                        163
Anthracite Capital Inc                                                                  45,300                        530
Arbor Realty Trust Inc                                                                  10,500                        271
Capital Trust Inc/NY                                                                     4,100                        140
Gramercy Capital Corp/New York                                                           4,700                        129
IMPAC Mortgage Holdings Inc (a)                                                         22,000                        101
MFA Mortgage Investments Inc (a)                                                        13,737                        100

REITS - Mortgage
Newcastle Investment Corp                                                                9,400                        236
                                                                                                         -----------------
                                                                                                                    1,670
                                                                                                         -----------------
REITS - Office Property (0.89%)
BioMed Realty Trust Inc                                                                 26,800                        673
Highwoods Properties Inc                                                                11,100                        416
Maguire Properties Inc                                                                   6,200                        213
Parkway Properties Inc/Md                                                               12,700                        610
                                                                                                         -----------------
                                                                                                                    1,912
                                                                                                         -----------------
REITS - Regional Malls (0.70%)
Pennsylvania Real Estate Investment Trust                                               33,900                      1,503
                                                                                                         -----------------

REITS - Shopping Centers (0.50%)
Cedar Shopping Centers Inc                                                              22,100                        317
Inland Real Estate Corp                                                                 16,100                        274
Saul Centers Inc                                                                        10,500                        476
                                                                                                         -----------------
                                                                                                                    1,067
                                                                                                         -----------------
REITS - Single Tenant (0.33%)
National Retail Properties Inc (a)                                                      15,700                        343
Realty Income Corp                                                                      14,300                        360
                                                                                                         -----------------
                                                                                                                      703
                                                                                                         -----------------
REITS - Storage (0.03%)
Extra Space Storage Inc (a)                                                              4,000                         66
                                                                                                         -----------------

REITS - Warehouse & Industrial (0.34%)
First Industrial Realty Trust Inc                                                        8,000                        310
First Potomac Realty Trust (a)                                                          18,400                        429
                                                                                                         -----------------
                                                                                                                      739
                                                                                                         -----------------
Rental - Auto & Equipment (0.73%)
Aaron Rents Inc                                                                          2,625                         77
Dollar Thrifty Automotive Group (b)                                                      8,800                        359
Electro Rent Corp                                                                        2,200                         32
Rent-A-Center Inc/TX (a)(b)                                                             33,100                        868
United Rentals Inc (a)(b)                                                                7,000                        228
                                                                                                         -----------------
                                                                                                                    1,564
                                                                                                         -----------------
Research & Development (0.14%)
Parexel International Corp (a)(b)                                                        7,100                        299
                                                                                                         -----------------

Retail - Apparel & Shoe (1.26%)
Brown Shoe Co Inc                                                                       25,150                        612
Cato Corp/The                                                                           12,900                        283
Charlotte Russe Holding Inc (b)                                                         13,100                        352
Charming Shoppes Inc (b)                                                                30,300                        328
Dress Barn Inc (a)(b)                                                                    6,100                        125
Payless Shoesource Inc (b)                                                              14,700                        464
Shoe Carnival Inc (b)                                                                    2,800                         77
Stage Stores Inc                                                                        19,275                        404
Tween Brands Inc (a)(b)                                                                  1,200                         53
                                                                                                         -----------------
                                                                                                                    2,698
                                                                                                         -----------------
Retail - Auto Parts (0.14%)
CSK Auto Corp (a)(b)                                                                    16,200                        298
                                                                                                         -----------------

Retail - Automobile (0.75%)
Asbury Automotive Group Inc                                                             30,500                        761
Group 1 Automotive Inc                                                                  12,700                        512
Lithia Motors Inc                                                                        3,100                         79

Retail - Automobile
Sonic Automotive Inc                                                                     9,000                        261
                                                                                                         -----------------
                                                                                                                    1,613
                                                                                                         -----------------
Retail - Bookstore (0.09%)
Barnes & Noble Inc (a)                                                                   5,100                        196
                                                                                                         -----------------

Retail - Computer Equipment (0.19%)
Insight Enterprises Inc (b)                                                              5,100                        115
PC Connection Inc (a)(b)                                                                 7,300                         97
Systemax Inc (a)                                                                         9,700                        202
                                                                                                         -----------------
                                                                                                                      414
                                                                                                         -----------------
Retail - Convenience Store (0.39%)
Casey's General Stores Inc (a)                                                           8,600                        234
Pantry Inc/The (a)(b)                                                                   12,900                        595
                                                                                                         -----------------
                                                                                                                      829
                                                                                                         -----------------
Retail - Drug Store (0.08%)
Longs Drug Stores Corp                                                                   3,100                        163
                                                                                                         -----------------

Retail - Jewelry (0.20%)
Movado Group Inc                                                                        12,500                        422
                                                                                                         -----------------

Retail - Pawn Shops (0.39%)
Cash America International Inc                                                          21,100                        837
                                                                                                         -----------------

Retail - Regional Department Store (0.29%)
Bon-Ton Stores Inc/The                                                                  11,600                        465
Retail Ventures Inc (a)(b)                                                              10,300                        166
                                                                                                         -----------------
                                                                                                                      631
                                                                                                         -----------------
Retail - Restaurants (1.16%)
AFC Enterprises (b)                                                                      7,900                        137
Bob Evans Farms Inc                                                                        100                          4
Domino's Pizza Inc                                                                      19,700                        360
Jack in the Box Inc (b)                                                                 18,600                      1,319
Morton's Restaurant Group Inc (a)(b)                                                     9,600                        174
O'Charleys Inc                                                                          11,900                        240
Papa John's International Inc (a)(b)                                                     8,800                        253
                                                                                                         -----------------
                                                                                                                    2,487
                                                                                                         -----------------
Retirement & Aged Care (0.07%)
Sunrise Senior Living Inc (a)(b)                                                         3,600                        144
                                                                                                         -----------------

Rubber & Plastic Products (0.19%)
Myers Industries Inc                                                                    18,300                        405
                                                                                                         -----------------

Savings & Loans - Thrifts (1.95%)
BankUnited Financial Corp                                                               27,500                        552
Berkshire Hills Bancorp Inc (a)                                                            400                         13
Dime Community Bancshares                                                                9,625                        127
Downey Financial Corp (a)                                                                5,400                        356
First Financial Holdings Inc                                                             4,800                        157
First Niagara Financial Group Inc (a)                                                   60,946                        798
First Place Financial Corp/OH                                                            4,400                         93
FirstFed Financial Corp (a)(b)                                                          13,000                        737
Flagstar Bancorp Inc (a)                                                                10,300                        124
MAF Bancorp Inc                                                                          8,618                        468
Partners Trust Financial Group Inc                                                       8,600                         90
TierOne Corp                                                                             9,500                        286
United Community Financial Corp/OH                                                      12,400                        124

Savings & Loans - Thrifts
WSFS Financial Corp                                                                      3,900                        255
                                                                                                         -----------------
                                                                                                                    4,180
                                                                                                         -----------------
Semiconductor Component - Integrated Circuits (0.88%)
Cirrus Logic Inc (b)                                                                    13,200                        109
Emulex Corp (a)(b)                                                                      51,900                      1,133
Exar Corp (b)                                                                           13,700                        184
Genesis Microchip Inc (a)(b)                                                             3,500                         33
Micrel Inc                                                                              16,000                        203
Pericom Semiconductor Corp (a)(b)                                                        3,100                         35
Standard Microsystems Corp (b)                                                           5,700                        196
                                                                                                         -----------------
                                                                                                                    1,893
                                                                                                         -----------------
Semiconductor Equipment (1.01%)
Asyst Technologies Inc (b)                                                              21,700                        157
Axcelis Technologies Inc (b)                                                            18,900                        123
Brooks Automation Inc (b)                                                               18,400                        334
Cabot Microelectronics Corp (a)(b)                                                       7,700                        273
Cohu Inc                                                                                19,100                        425
Credence Systems Corp (b)                                                               11,500                         41
Entegris Inc (a)(b)                                                                     21,839                        259
Kulicke & Soffa Industries Inc (a)(b)                                                    9,600                        101
Mattson Technology Inc (a)(b)                                                            4,900                         48
MKS Instruments Inc (a)(b)                                                              10,300                        285
Photronics Inc (a)(b)                                                                    7,700                        115
                                                                                                         -----------------
                                                                                                                    2,161
                                                                                                         -----------------
Steel - Producers (0.38%)
Carpenter Technology Corp                                                                2,500                        326
Chaparral Steel Co                                                                       2,800                        201
Ryerson Inc                                                                              3,200                        120
Schnitzer Steel Industries Inc                                                           3,350                        161
                                                                                                         -----------------
                                                                                                                      808
                                                                                                         -----------------
Steel Pipe & Tube (0.32%)
Valmont Industries Inc                                                                   9,300                        677
                                                                                                         -----------------

Telecommunication Equipment (0.40%)
Andrew Corp (a)(b)                                                                      19,400                        280
Arris Group Inc (b)                                                                     25,800                        454
Ditech Networks Inc (b)                                                                  6,500                         53
North Pittsburgh Systems Inc                                                               800                         17
Utstarcom Inc (a)(b)                                                                     8,700                         49
                                                                                                         -----------------
                                                                                                                      853
                                                                                                         -----------------
Telecommunication Equipment - Fiber Optics (0.09%)
C-COR Inc (b)                                                                            4,300                         61
Finisar Corp (a)(b)                                                                     13,200                         50
MRV Communications Inc (a)(b)                                                            7,500                         24
Sycamore Networks Inc (b)                                                               14,400                         58
                                                                                                         -----------------
                                                                                                                      193
                                                                                                         -----------------
Telecommunication Services (0.67%)
Consolidated Communications Holdings Inc                                                10,200                        230
Iowa Telecommunications Services Inc                                                    10,100                        230
MasTec Inc (a)(b)                                                                       11,100                        176
Premiere Global Services Inc (b)                                                        61,600                        802
                                                                                                         -----------------
                                                                                                                    1,438
                                                                                                         -----------------
Telephone - Integrated (0.98%)
Atlantic Tele-Network Inc                                                                2,600                         74
Cincinnati Bell Inc (b)                                                                214,200                      1,238
CT Communications Inc                                                                   18,800                        574

Telephone - Integrated
General Communication Inc (b)                                                           11,400                        146
SureWest Communications (a)                                                              2,900                         79
                                                                                                         -----------------
                                                                                                                    2,111
                                                                                                         -----------------
Television (0.09%)
Lin TV Corp (b)                                                                          7,100                        133
Sinclair Broadcast Group Inc                                                             3,700                         53
                                                                                                         -----------------
                                                                                                                      186
                                                                                                         -----------------
Textile - Apparel (0.19%)
Perry Ellis International Inc (b)                                                       12,850                        413
                                                                                                         -----------------

Therapeutics (0.31%)
Cypress Bioscience Inc (a)(b)                                                           11,100                        147
Onyx Pharmaceuticals Inc (a)(b)                                                         10,100                        272
Progenics Pharmaceuticals Inc (a)(b)                                                     4,900                        106
United Therapeutics Corp (a)(b)                                                          2,200                        140
                                                                                                         -----------------
                                                                                                                      665
                                                                                                         -----------------
Tobacco (0.71%)
Alliance One International Inc (b)                                                     109,500                      1,101
Universal Corp/Richmond VA                                                               6,900                        420
                                                                                                         -----------------
                                                                                                                    1,521
                                                                                                         -----------------
Toys (0.38%)
Jakks Pacific Inc (a)(b)                                                                28,700                        808
                                                                                                         -----------------

Transport - Air Freight (0.37%)
Atlas Air Worldwide Holdings Inc (a)(b)                                                 13,400                        790
                                                                                                         -----------------

Transport - Marine (1.17%)
Eagle Bulk Shipping Inc (a)                                                             12,200                        273
Genco Shipping & Trading Ltd (a)                                                         7,500                        309
Gulfmark Offshore Inc (a)(b)                                                            26,800                      1,373
Knightsbridge Tankers Ltd (a)                                                            7,400                        226
TBS International Ltd (a)(b)                                                            11,800                        335
                                                                                                         -----------------
                                                                                                                    2,516
                                                                                                         -----------------
Transport - Services (0.22%)
Bristow Group Inc (a)(b)                                                                 4,100                        203
Pacer International Inc                                                                 11,500                        271
                                                                                                         -----------------
                                                                                                                      474
                                                                                                         -----------------
Transport - Truck (0.23%)
Arkansas Best Corp (a)                                                                   1,400                         54
Old Dominion Freight Line (a)(b)                                                         6,000                        181
Saia Inc (b)                                                                             9,600                        262
                                                                                                         -----------------
                                                                                                                      497
                                                                                                         -----------------
Water (0.15%)
American States Water Co (a)                                                             3,200                        114
SJW Corp (a)                                                                             6,300                        210
                                                                                                         -----------------
                                                                                                                      324
                                                                                                         -----------------
Web Portals (0.38%)
Earthlink Inc (a)(b)                                                                    37,900                        283
United Online Inc (a)                                                                   32,850                        542
                                                                                                         -----------------
                                                                                                                      825
                                                                                                         -----------------
Wire & Cable Products (0.12%)
Belden Inc                                                                               4,600                        255
                                                                                                         -----------------

Wireless Equipment (0.18%)
EMS Technologies Inc (a)(b)                                                             10,600                        234

Wireless Equipment
Powerwave Technologies Inc (a)(b)                                                       13,500                         90
RF Micro Devices Inc (a)(b)                                                             11,200                         70
                                                                                                         -----------------
                                                                                                                      394
                                                                                                         -----------------
TOTAL COMMON STOCKS                                                                                   $           209,230
                                                                                                         -----------------
                                                                                 Principal
                                                                               Amount (000's)             Value (000's)
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.13%) U.S. Treasury (0.13%)
4.25%, 11/30/2007 (c)                                                                      280                        279
                                                                                                         -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                                 $               279
                                                                                                         -----------------
MONEY MARKET FUNDS (24.79%)
Money Center Banks (24.79%)
BNY Institutional Cash Reserve Fund (d)                                                 53,148                     53,148
                                                                                                         -----------------
TOTAL MONEY MARKET FUNDS                                                                              $            53,148
                                                                                                         -----------------
Total Investments                                                                                     $           262,657
Liabilities in Excess of Other Assets, Net - (22.52)%                                                            (48,273)
                                                                                                         -----------------
TOTAL NET ASSETS - 100.00%                                                                            $           214,384
                                                                                                         =================
                                                                                                         -----------------

                                                                                                         =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $279 or 0.13% of net assets.
(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $            38,317
Unrealized Depreciation                                            (8,534)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                          29,783
Cost for federal income tax purposes                               232,874
All dollar amounts are shown in thousands (000's)



                                                     Futures Contracts
                                                                                           Current       Unrealized
                                                          Number of        Original        Market      Appreciation/
Type                                                      Contracts          Value          Value      (Depreciation)
------------------------------------------------------ ----------------- ---------------------------- -----------------
Russell 2000; September 2007                                  8               $3,435         $3,368       (67)
All dollar amounts are shown in thousands (000's)




Portfolio Summary (unaudited)
----------------------------------------------- --------------
Sector                                                Percent
----------------------------------------------- --------------
Financial                                              54.98%
Industrial                                             15.30%
Consumer, Non-cyclical                                 13.96%
Consumer, Cyclical                                     10.65%
Communications                                          7.04%
Technology                                              6.81%
Basic Materials                                         5.38%
Utilities                                               5.17%
Energy                                                  3.10%
Government                                              0.13%
Liabilities in Excess of Other Assets, Net          (-22.52%)
                                                --------------
TOTAL NET ASSETS                                      100.00%
                                                ==============

Other Assets Summary (unaudited)
----------------------------------------------- --------------
Asset Type                                            Percent
----------------------------------------------- --------------
Futures                                                 1.57%



Schedule of Investments

June 30, 2007 (unaudited)
West Coast Equity Account

                                                                               Shares Held               Value (000's)
COMMON STOCKS (98.37%)
Advanced Materials & Products (0.11%)
Ceradyne Inc (a)(b)                                                                     2,200        $               163
                                                                                                        -----------------

Advertising Services (0.48%)
Getty Images Inc (a)(b)                                                                15,000                        717
                                                                                                        -----------------

Aerospace & Defense (3.56%)
Boeing Co                                                                              39,111                      3,761
Northrop Grumman Corp                                                                  16,700                      1,300
Teledyne Technologies Inc (b)                                                           6,000                        276
                                                                                                        -----------------
                                                                                                                   5,337
                                                                                                        -----------------
Agricultural Operations (0.29%)
Archer-Daniels-Midland Co                                                              13,000                        430
                                                                                                        -----------------

Airlines (0.98%)
Alaska Air Group Inc (b)                                                               24,960                        696
Cathay Pacific Airways Ltd ADR (a)                                                     62,100                        773
                                                                                                        -----------------
                                                                                                                   1,469
                                                                                                        -----------------
Apparel Manufacturers (0.34%)
Columbia Sportswear Co                                                                  7,524                        517
                                                                                                        -----------------

Applications Software (4.00%)
Actuate Corp (b)                                                                       65,100                        442
Microsoft Corp                                                                        166,930                      4,920
Quest Software Inc (a)(b)                                                              38,800                        628
                                                                                                        -----------------
                                                                                                                   5,990
                                                                                                        -----------------
Athletic Footwear (1.44%)
Nike Inc                                                                               37,050                      2,160
                                                                                                        -----------------

Auto - Car & Light Trucks (1.06%)
Toyota Motor Corp ADR                                                                  12,600                      1,586
                                                                                                        -----------------

Auto - Medium & Heavy Duty Trucks (1.77%)
Paccar Inc (a)                                                                         30,500                      2,655
                                                                                                        -----------------

Beverages - Non-Alcoholic (0.46%)
PepsiCo Inc                                                                            10,600                        687
                                                                                                        -----------------

Building - Mobile Home & Manufactured Housing (0.63%)
Monaco Coach Corp (a)                                                                  66,200                        950
                                                                                                        -----------------

Building - Residential & Commercial (0.06%)
KB Home (a)                                                                             2,300                         91
                                                                                                        -----------------

Building & Construction Products - Miscellaneous (0.70%)
Simpson Manufacturing Co Inc                                                           31,300                      1,056
                                                                                                        -----------------


Building Products - Cement & Aggregate (0.02%)
Cemex SAB de CV ADR (b)                                                                   800                         30
                                                                                                        -----------------

Chemicals - Specialty (0.12%)
Symyx Technologies (a)(b)                                                              15,700                        181
                                                                                                        -----------------

Commercial Banks (3.22%)
Banner Corp                                                                             7,000                        238
City National Corp/Beverly Hills CA (a)                                                20,000                      1,522
East West Bancorp Inc                                                                  46,000                      1,788
Pacific Capital Bancorp NA (a)                                                          9,000                        243
UCBH Holdings Inc                                                                      17,600                        322
UnionBanCal Corp                                                                       12,000                        716
                                                                                                        -----------------
                                                                                                                   4,829
                                                                                                        -----------------
Computer Aided Design (0.19%)
Autodesk Inc (b)                                                                        6,000                        282
                                                                                                        -----------------

Computers (1.89%)
Apple Inc (b)                                                                           6,600                        806
Hewlett-Packard Co                                                                     45,500                      2,030
                                                                                                        -----------------
                                                                                                                   2,836
                                                                                                        -----------------
Computers - Integrated Systems (0.08%)
Radisys Corp (a)(b)                                                                     9,890                        123
                                                                                                        -----------------

Computers - Memory Devices (0.12%)
Network Appliance Inc (b)                                                               6,200                        181
                                                                                                        -----------------

Consumer Products - Miscellaneous (1.33%)
Central Garden and Pet Co - A Shares (a)(b)                                            24,000                        282
Central Garden and Pet Co (a)(b)                                                       12,000                        147
Clorox Co                                                                              25,170                      1,563
                                                                                                        -----------------
                                                                                                                   1,992
                                                                                                        -----------------
Cosmetics & Toiletries (1.84%)
Bare Escentuals Inc (a)(b)                                                              4,375                        149
Colgate-Palmolive Co                                                                   11,700                        759
Estee Lauder Cos Inc/The                                                               13,900                        633
Procter & Gamble Co                                                                    20,000                      1,224
                                                                                                        -----------------
                                                                                                                   2,765
                                                                                                        -----------------
Data Processing & Management (0.24%)
Fair Isaac Corp (a)                                                                     9,000                        361
                                                                                                        -----------------

Diagnostic Kits (0.39%)
OraSure Technologies Inc (a)(b)                                                        71,966                        589
                                                                                                        -----------------

Dialysis Centers (0.65%)
DaVita Inc (b)                                                                         18,000                        970
                                                                                                        -----------------

Disposable Medical Products (0.28%)
CR Bard Inc                                                                             5,000                        413
                                                                                                        -----------------

Distribution & Wholesale (0.12%)
Building Materials Holding Corp                                                        12,270                        174
                                                                                                        -----------------

Diversified Manufacturing Operations (0.79%)
General Electric Co                                                                    31,000                      1,187
                                                                                                        -----------------


E-Commerce - Products (0.37%)
Blue Nile Inc (a)(b)                                                                    9,200                        556
                                                                                                        -----------------

E-Commerce - Services (0.10%)
eBay Inc (b)                                                                            4,700                        151
                                                                                                        -----------------

Electric - Integrated (0.30%)
Edison International                                                                    8,000                        449
                                                                                                        -----------------

Electronic Components - Semiconductors (2.24%)
Intel Corp                                                                             73,230                      1,740
Lattice Semiconductor Corp (a)(b)                                                      59,180                        338
LSI Corp (a)(b)                                                                        31,500                        237
Nvidia Corp (a)(b)                                                                      8,200                        339
Pixelworks Inc (b)                                                                     76,300                        112
QLogic Corp (a)(b)                                                                     21,500                        358
SiRF Technology Holdings Inc (a)(b)                                                    11,000                        228
                                                                                                        -----------------
                                                                                                                   3,352
                                                                                                        -----------------
Electronic Forms (1.59%)
Adobe Systems Inc (b)                                                                  59,340                      2,382
                                                                                                        -----------------

Electronic Measurement Instruments (1.28%)
Itron Inc (a)(b)                                                                        4,500                        351
Tektronix Inc                                                                          32,420                      1,094
Trimble Navigation Ltd (b)                                                             14,800                        476
                                                                                                        -----------------
                                                                                                                   1,921
                                                                                                        -----------------
Engineering - Research & Development Services (2.18%)
Jacobs Engineering Group Inc (b)                                                       56,700                      3,261
                                                                                                        -----------------

Enterprise Software & Services (0.60%)
Informatica Corp (a)(b)                                                                12,000                        177
Oracle Corp (b)                                                                        18,700                        369
Sybase Inc (b)                                                                         15,000                        358
                                                                                                        -----------------
                                                                                                                     904
                                                                                                        -----------------
Entertainment Software (0.39%)
Electronic Arts Inc (b)                                                                12,200                        577
                                                                                                        -----------------

Fiduciary Banks (0.34%)
Northern Trust Corp                                                                     8,000                        514
                                                                                                        -----------------

Finance - Auto Loans (0.07%)
United PanAm Financial Corp (a)(b)                                                      7,000                        100
                                                                                                        -----------------

Finance - Investment Banker & Broker (2.46%)
Charles Schwab Corp/The                                                               129,900                      2,666
Goldman Sachs Group Inc/The                                                             3,800                        824
Piper Jaffray Cos (b)                                                                   3,455                        192
                                                                                                        -----------------
                                                                                                                   3,682
                                                                                                        -----------------
Finance - Mortgage Loan/Banker (0.73%)
Countrywide Financial Corp (a)                                                         30,100                      1,094
                                                                                                        -----------------

Food - Retail (1.02%)
Dairy Farm International Holdings Ltd ADR                                              14,200                        317
Kroger Co/The                                                                          25,690                        723
Safeway Inc                                                                            14,500                        493
                                                                                                        -----------------
                                                                                                                   1,533
                                                                                                        -----------------

Forestry (1.64%)
Weyerhaeuser Co                                                                        31,135                      2,457
                                                                                                        -----------------

Gas - Distribution (0.83%)
Sempra Energy                                                                          21,000                      1,244
                                                                                                        -----------------

Health Care Cost Containment (0.97%)
McKesson Corp                                                                          24,300                      1,449
                                                                                                        -----------------

Hotels & Motels (2.01%)
Hilton Hotels Corp                                                                     52,000                      1,740
Red Lion Hotels Corp (b)                                                               98,960                      1,272
                                                                                                        -----------------
                                                                                                                   3,012
                                                                                                        -----------------
Human Resources (0.66%)
AMN Healthcare Services Inc (a)(b)                                                     25,000                        550
Robert Half International Inc                                                          12,100                        442
                                                                                                        -----------------
                                                                                                                     992
                                                                                                        -----------------
Industrial Automation & Robots (0.22%)
Intermec Inc (a)(b)                                                                    13,300                        337
                                                                                                        -----------------

Instruments - Scientific (2.32%)
Applera Corp - Applied Biosystems Group                                                19,300                        590
Dionex Corp (b)                                                                        26,581                      1,887
FEI Co (a)(b)                                                                          31,060                      1,008
                                                                                                        -----------------
                                                                                                                   3,485
                                                                                                        -----------------
Internet Application Software (0.42%)
Art Technology Group Inc (b)                                                          235,640                        627
                                                                                                        -----------------

Internet Security (0.05%)
VeriSign Inc (a)(b)                                                                     2,500                         79
                                                                                                        -----------------

Investment Management & Advisory Services (2.21%)
Franklin Resources Inc                                                                 25,000                      3,312
                                                                                                        -----------------

Lasers - Systems & Components (0.27%)
Electro Scientific Industries Inc (b)                                                  19,803                        412
                                                                                                        -----------------

Life & Health Insurance (1.68%)
Stancorp Financial Group Inc                                                           47,900                      2,514
                                                                                                        -----------------

Machinery - Material Handling (0.52%)
Cascade Corp                                                                           10,000                        784
                                                                                                        -----------------

Medical - Biomedical/Gene (2.04%)
Affymetrix Inc (a)(b)                                                                   7,400                        184
Amgen Inc (b)                                                                          24,107                      1,333
Genentech Inc (b)                                                                      16,600                      1,256
Martek Biosciences Corp (a)(b)                                                         10,800                        280
                                                                                                        -----------------
                                                                                                                   3,053
                                                                                                        -----------------
Medical - Drugs (2.64%)
Abbott Laboratories                                                                    22,000                      1,178
Allergan Inc (a)                                                                       48,224                      2,780
                                                                                                        -----------------
                                                                                                                   3,958
                                                                                                        -----------------
Medical - Generic Drugs (0.37%)
Watson Pharmaceuticals Inc (a)(b)                                                      17,000                        553
                                                                                                        -----------------


Medical - HMO (0.30%)
Health Net Inc (b)                                                                      8,480                        448
                                                                                                        -----------------

Medical Products (1.88%)
Johnson & Johnson                                                                       3,000                        185
Mentor Corp (a)                                                                        20,000                        813
Stryker Corp                                                                            4,100                        259
Varian Medical Systems Inc (b)                                                         32,300                      1,373
Zimmer Holdings Inc (b)                                                                 2,200                        187
                                                                                                        -----------------
                                                                                                                   2,817
                                                                                                        -----------------
Metal Processors & Fabrication (0.70%)
Precision Castparts Corp                                                                8,700                      1,056
                                                                                                        -----------------

Multimedia (1.23%)
Walt Disney Co/The                                                                     54,170                      1,849
                                                                                                        -----------------

Networking Products (2.28%)
Cisco Systems Inc (b)                                                                 109,300                      3,044
Polycom Inc (b)                                                                        11,000                        370
                                                                                                        -----------------
                                                                                                                   3,414
                                                                                                        -----------------
Non-Hazardous Waste Disposal (0.34%)
Waste Connections Inc (b)                                                              17,050                        516
                                                                                                        -----------------

Office Supplies & Forms (0.18%)
Avery Dennison Corp                                                                     4,000                        266
                                                                                                        -----------------

Oil & Gas Drilling (0.89%)
Nabors Industries Ltd (a)(b)                                                           40,000                      1,335
                                                                                                        -----------------

Oil Company - Exploration & Production (3.86%)
Apache Corp                                                                            14,100                      1,150
Berry Petroleum Co (a)                                                                 43,200                      1,628
Occidental Petroleum Corp                                                              51,900                      3,004
                                                                                                        -----------------
                                                                                                                   5,782
                                                                                                        -----------------
Oil Company - Integrated (3.12%)
Chevron Corp                                                                           46,588                      3,924
Exxon Mobil Corp                                                                        9,000                        755
                                                                                                        -----------------
                                                                                                                   4,679
                                                                                                        -----------------
Property & Casualty Insurance (0.24%)
Mercury General Corp                                                                    6,500                        358
                                                                                                        -----------------

Publishing - Newspapers (0.33%)
McClatchy Co (a)                                                                       19,450                        492
                                                                                                        -----------------

Regional Banks (3.49%)
Bank of America Corp                                                                    1,700                         83
US Bancorp                                                                              7,100                        234
Wells Fargo & Co                                                                      139,546                      4,908
                                                                                                        -----------------
                                                                                                                   5,225
                                                                                                        -----------------
REITS - Apartments (0.56%)
Essex Property Trust Inc                                                                7,200                        837
                                                                                                        -----------------

REITS - Diversified (0.54%)
Plum Creek Timber Co Inc (a)                                                           19,500                        812
                                                                                                        -----------------


REITS - Healthcare (0.70%)
Health Care Property Investors Inc (a)                                                 33,300                        963
Nationwide Health Properties Inc (a)                                                    3,400                         93
                                                                                                        -----------------
                                                                                                                   1,056
                                                                                                        -----------------
REITS - Warehouse & Industrial (0.78%)
AMB Property Corp                                                                      21,900                      1,165
                                                                                                        -----------------

Respiratory Products (0.50%)
Resmed Inc (a)(b)                                                                      18,000                        743
                                                                                                        -----------------

Retail - Apparel & Shoe (0.82%)
Nordstrom Inc                                                                          24,000                      1,227
                                                                                                        -----------------

Retail - Automobile (0.44%)
Copart Inc (b)                                                                         21,500                        658
                                                                                                        -----------------

Retail - Discount (2.02%)
Costco Wholesale Corp (a)                                                              51,820                      3,032
                                                                                                        -----------------

Retail - Drug Store (0.27%)
CVS Caremark Corp                                                                      11,023                        402
                                                                                                        -----------------

Retail - Restaurants (1.33%)
Jamba Inc (a)(b)                                                                        3,000                         27
McCormick & Schmick's Seafood Restaurant (b)                                            2,538                         66
Starbucks Corp (a)(b)                                                                  72,140                      1,893
                                                                                                        -----------------
                                                                                                                   1,986
                                                                                                        -----------------
Savings & Loans - Thrifts (1.27%)
Washington Federal Inc                                                                 78,297                      1,903
                                                                                                        -----------------

Semiconductor Component - Integrated Circuits (0.27%)
Cypress Semiconductor Corp (a)(b)                                                       3,000                         70
Exar Corp (b)                                                                           7,700                        103
Linear Technology Corp (a)                                                              6,600                        239
                                                                                                        -----------------
                                                                                                                     412
                                                                                                        -----------------
Semiconductor Equipment (0.78%)
Applied Materials Inc                                                                  22,625                        450
Kla-Tencor Corp (a)                                                                     9,400                        516
Novellus Systems Inc (a)(b)                                                             7,000                        199
                                                                                                        -----------------
                                                                                                                   1,165
                                                                                                        -----------------
Steel - Producers (1.48%)
Reliance Steel & Aluminum Co                                                            8,700                        490
Schnitzer Steel Industries Inc                                                         36,030                      1,727
                                                                                                        -----------------
                                                                                                                   2,217
                                                                                                        -----------------
Telecommunication Services (0.05%)
Clearwire Corp (b)                                                                      3,200                         78
                                                                                                        -----------------

Telephone - Integrated (0.26%)
Sprint Nextel Corp                                                                     19,000                        393
                                                                                                        -----------------

Therapeutics (1.06%)
Amylin Pharmaceuticals Inc (a)(b)                                                       7,100                        292
CV Therapeutics Inc (a)(b)                                                             28,000                        370
Dendreon Corp (a)(b)                                                                   20,800                        147
Gilead Sciences Inc (b)                                                                20,000                        776
                                                                                                        -----------------
                                                                                                                   1,585
                                                                                                        -----------------

Toys (0.15%)
Mattel Inc                                                                              8,700                        220
                                                                                                        -----------------

Transactional Software (0.09%)
VeriFone Holdings Inc (a)(b)                                                            3,700                        130
                                                                                                        -----------------

Transport - Equipment & Leasing (0.47%)
Greenbrier Cos Inc (a)                                                                 23,500                        710
                                                                                                        -----------------

Transport - Services (1.43%)
Expeditors International Washington Inc (a)                                            52,000                      2,148
                                                                                                        -----------------

Travel Services (0.54%)
Ambassadors Group Inc                                                                  22,588                        803
                                                                                                        -----------------

Ultra Sound Imaging Systems (1.01%)
SonoSite Inc (b)                                                                       47,925                      1,506
                                                                                                        -----------------

Veterinary Diagnostics (0.70%)
VCA Antech Inc (b)                                                                     28,000                      1,055
                                                                                                        -----------------

Water (0.13%)
California Water Service Group (a)                                                      5,100                        191
                                                                                                        -----------------

Web Portals (1.85%)
Google Inc (b)                                                                          3,525                      1,845
Yahoo! Inc (a)(b)                                                                      34,000                        922
                                                                                                        -----------------
                                                                                                                   2,767
                                                                                                        -----------------
Wireless Equipment (0.35%)
Qualcomm Inc                                                                           12,200                        529
                                                                                                        -----------------
TOTAL COMMON STOCKS                                                                                  $           147,432
                                                                                                        -----------------
                                                                                Principal
                                                                                Amount (000's)             Value (000's)
SHORT TERM INVESTMENTS (1.82%)
Repurchase Agreements (1.82%)
Investment in Joint Trading Account; Bank of America; 5.20% dated 06/29/07 matu         1,362                      1,362
(collateralized by U.S.
Government Agency Issues; $1,403,000; 0% - 6.625%; dated 07/11/07-03/09/17)

Investment in Joint Trading Account; Deutsche Bank;
5.30% dated 06/29/07 maturing 07/02/07                                                  1,362                      1,362
(collateralized by U.S.
Government Agency Issues; $1,403,000; 0% - 6.625%; dated 07/11/07-03/09/17)
                                                                                                          -----------------

                                                                                                                     2,725
                                                                                                          -----------------
TOTAL SHORT TERM INVESTMENTS                                                                           $             2,725
                                                                                                          -----------------
MONEY MARKET FUNDS (21.21%)
Money Center Banks (21.21%)
BNY Institutional Cash Reserve Fund (c)                                                  31,795                     31,795
                                                                                                          -----------------
TOTAL MONEY MARKET FUNDS                                                                               $            31,795
                                                                                                          -----------------
Total Investments                                                                                      $           181,952
Liabilities in Excess of Other Assets, Net - (21.40)%                                                             (32,073)
                                                                                                          -----------------
TOTAL NET ASSETS - 100.00%                                                                             $           149,879
                                                                                                          =================
                                                                                                          -----------------

                                                                                                          =================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $            53,221
Unrealized Depreciation                                                (3,982)
                                                              -----------------
Net Unrealized Appreciation (Depreciation)                              49,239
Cost for federal income tax purposes                                   132,713
All dollar amounts are shown in thousands (000's)



Portfolio Summary (unaudited)
-----------------------------------------------------------
Sector                                             Percent
-----------------------------------------------------------
Financial                                           41.31%
Consumer, Non-cyclical                              18.55%
Industrial                                          14.95%
Consumer, Cyclical                                  13.97%
Technology                                          12.47%
Energy                                               7.87%
Communications                                       7.78%
Basic Materials                                      3.24%
Utilities                                            1.26%
Liabilities in Excess of Other Assets, Net       (-21.40%)
                                               ------------
TOTAL NET ASSETS                                   100.00%
                                               ============

                              FINANCIAL HIGHLIGHTS
                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

See accompanying notes.                                                    317


                                                               2007(a)        2006        2005         2004        2003        2002
                                                               ----           ----        ----         ----        ----        ----
Asset Allocation Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $14.11      $12.78      $12.28       $11.70       $9.82      $11.28
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.15        0.25        0.19         0.14        0.15        0.20
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.70        1.35        0.51         0.82        1.92      (1.66)
                                                           ------------
                          Total From Investment Operations         0.85        1.60        0.70         0.96        2.07      (1.46)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.10)      (0.20)       (0.38)      (0.19)           -
     Distributions from Realized Gains....................       (0.65)      (0.17)           -            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (0.86)      (0.27)      (0.20)       (0.38)      (0.19)           -
Net Asset Value, End of Period............................       $14.10      $14.11      $12.78       $12.28      $11.70       $9.82
Total Return(b)........................................... 5.99%(    c)      12.77%       5.79%        8.49%      21.61%    (12.94)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $102,999    $102,381    $100,637     $103,131     $98,006     $82,409
     Ratio of Expenses to Average Net Assets.............. 0.83%(    d)       0.83%       0.86%        0.84%       0.85%       0.84%
     Ratio of Net Investment Income to Average Net Assets.     2.09%(d)       1.93%       1.53%        1.19%       1.49%       1.79%
     Portfolio Turnover Rate..............................    121.2%(d)       85.8%       83.5%       127.0%      186.0%      255.3%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
Balanced Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $16.24      $14.93      $14.34       $13.31      $11.56      $13.73
Income from Investment Operations:
     Net Investment Income (Operating Loss)(f)............         0.21        0.37        0.31         0.31        0.27        0.34
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.60        1.30        0.64         1.00        1.83      (2.11)
                                                           ------------
                          Total From Investment Operations         0.81        1.67        0.95         1.31        2.10      (1.77)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.44)      (0.36)      (0.36)       (0.28)      (0.35)      (0.40)
                                                           ------------
                         Total Dividends and Distributions       (0.44)      (0.36)      (0.36)       (0.28)      (0.35)      (0.40)
Net Asset Value, End of Period............................       $16.61      $16.24      $14.93       $14.34      $13.31      $11.56
Total Return(b)...........................................     4.93%(c)      11.44%       6.79%       10.05%      18.82%    (13.18)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $112,171    $112,208    $116,927     $126,548    $124,735    $110,545
     Ratio of Expenses to Average Net Assets..............     0.63%(d)       0.63%       0.64%        0.63%       0.65%       0.61%
     Ratio of Gross Expenses to Average Net Assets........            -           -           - 0.63%(    e)    0.65%(e)    0.62%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.59%(d)       2.44%       2.19%        2.32%       2.23%       2.52%
     Portfolio Turnover Rate..............................    164.6%(d)      165.6%      115.3%       128.3%      114.3%       87.8%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect charges attributable to separate accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized
basis.
(e) Expense ratio without commission rebates.
(f) Calculated based on average shares  outstanding  during the period.







                                                                2007(a)        2006        2005         2004        2003        2002
                                                                 ----          ----        ----         ----        ----        ----
Bond Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $12.09      $12.04      $12.31       $12.31      $12.32      $11.84
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.33        0.58        0.50         0.51        0.52        0.51
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.23)      (0.04)      (0.20)         0.08        0.02        0.54
                                                           ------------
                          Total From Investment Operations         0.10        0.54        0.30         0.59        0.54        1.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.53)      (0.49)      (0.57)       (0.59)      (0.55)      (0.57)
                                                           ------------
                         Total Dividends and Distributions       (0.53)      (0.49)      (0.57)       (0.59)      (0.55)      (0.57)
Net Asset Value, End of Period............................       $11.66      $12.09      $12.04       $12.31      $12.31      $12.32
Total Return(b)........................................... 0.81%(    c)       4.65%       2.50%        4.98%       4.59%       9.26%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $445,618    $414,833    $338,044     $286,684    $263,435    $232,839
     Ratio of Expenses to Average Net Assets.............. 0.42%(    d)       0.52%       0.47%        0.47%       0.47%       0.49%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)................          N/A       0.44%         N/A          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     5.56%(d)       4.97%       4.21%        4.23%       4.32%       5.02%
     Portfolio Turnover Rate..............................    256.6%(d)      271.8%      176.2%       143.6%       82.1%       63.3%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
Capital Value Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $37.34      $34.59      $32.39       $29.23      $23.60      $27.78
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.30        0.59        0.54         0.44        0.38        0.39
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.62        5.74        1.66         3.17        5.63      (4.18)
                                                           ------------
                          Total From Investment Operations         1.92        6.33        2.20         3.61        6.01      (3.79)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.61)      (0.57)           -       (0.45)      (0.38)      (0.39)
     Distributions from Realized Gains....................       (2.20)      (3.01)           -            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (2.81)      (3.58)           -       (0.45)      (0.38)      (0.39)
Net Asset Value, End of Period............................       $36.45      $37.34      $34.59       $32.39      $29.23      $23.60
Total Return(b)...........................................     4.94%(c)      19.95%       6.80%       12.36%      25.49%    (13.66)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $293,613    $292,503    $258,490     $265,580    $248,253    $206,541
     Ratio of Expenses to Average Net Assets..............     0.60%(d)       0.60%       0.61%        0.60%       0.61%       0.61%
     Ratio of Gross Expenses to Average Net Assets........            -           -           - 0.60%(    e)    0.61%(e)    0.61%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.58%(d)       1.73%       1.62%        1.47%       1.47%       1.45%
     Portfolio Turnover Rate..............................    116.2%(d)       85.9%      120.9%       183.3%      125.7%      142.6%


(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Calculated based on average shares  outstanding  during the period.






                                                                2007(a)        2006         2005        2004        2003        2002
                                                           ----                ----         ----        ----        ----        ----
Diversified International Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $20.64      $16.83       $13.75      $11.48       $8.78      $10.51
Income from Investment Operations:
     Net Investment Income (Operating Loss) (j)...........         0.23        0.25         0.18        0.17        0.13        0.10
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         2.38        4.31         3.05        2.22        2.67      (1.78)
                                                           ------------
                          Total From Investment Operations         2.61        4.56         3.23        2.39        2.80      (1.68)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.23)       (0.15)      (0.12)      (0.10)      (0.05)
     Distributions from Realized Gains....................       (2.02)      (0.52)            -           -           -           -
                                                           ------------
                         Total Dividends and Distributions       (2.23)      (0.75)       (0.15)      (0.12)      (0.10)      (0.05)
Net Asset Value, End of Period............................       $21.02      $20.64       $16.83      $13.75      $11.48       $8.78
Total Return(b)..........................................   . 12.61%(c)      27.96%       23.79%      21.03%      32.33%    (16.07)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $563,189    $409,020     $293,647    $226,753    $167,726    $119,222
     Ratio of Expenses to Average Net Assets(d)...........     0.87%(e)       0.91%        0.97%       0.96%       0.92%       0.92%
     Ratio of Gross Expenses to Average Net Assets........         -(e)          -% 0.97%(    f) 0.97%(   g)    0.93%(g)    0.93%(g)
     Ratio of Net Investment Income to Average Net Assets.     2.20%(e)       1.34%        1.27%       1.39%       1.33%       1.03%
     Portfolio Turnover Rate.............................. 113.8%(e),(h)     107.0%       121.2%      170.1%      111.5%       82.2%



                                                                 2007(i)
                                                                  ----
Diversified International Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $20.24
Income from Investment Operations:
     Net Investment Income (Operating Loss) (j)...........         0.21
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         2.80
                                                          -------------
                         Total From Investment Operations          3.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)
     Distributions from Realized Gains....................       (2.02)
                                                          -------------
                        Total Dividends and Distributions        (2.17)
Net Asset Value, End of Period............................       $21.08
Total Return(b)...........................................    14.67%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,579
     Ratio of Expenses to Average Net Assets(d)...........     1.11%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.04%(e)
     Portfolio Turnover Rate..............................113.8%(e),(h)

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Computed on an annualized basis.
(f)  Expense  ratio  without  custodian  credits.
(g) Expense ratio without commission rebates and custodian credits.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT International Growth Fund.
(i) Period from January 9, 2007 through June 30, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
(j) Calculated based on average shares outstanding during the period.







                                                               2007(a)        2006        2005         2004        2003        2002
                                                                ----          ----        ----         ----        ----        ----
Equity Growth Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $18.30      $17.23      $16.02       $14.73      $11.74      $16.29
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.03        0.10           -         0.09        0.06        0.03
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.37        0.97        1.21         1.28        2.99      (4.54)
                                                           ------------
                          Total From Investment Operations         1.40        1.07        1.21         1.37        3.05      (4.51)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)           -           -       (0.08)      (0.06)      (0.04)
                                                           ------------
                         Total Dividends and Distributions       (0.10)           -           -       (0.08)      (0.06)      (0.04)
Net Asset Value, End of Period............................       $19.60      $18.30      $17.23       $16.02      $14.73      $11.74
Total Return(b)...........................................      7.64%(c)       6.21%       7.55%        9.33%      25.95%   (27.72)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $310,411    $270,071    $274,192     $280,700    $272,831    $219,044
     Ratio of Expenses to Average Net Assets..............     0.76%(d)       0.76%       0.77%        0.72%       0.74%       0.77%
     Ratio of Gross Expenses to Average Net Assets........            -           -          -      0.77%(e)    0.77%(e)           -
     Ratio of Net Investment Income to Average Net Assets.     0.33%(d)       0.60%       0.00%        0.59%       0.47%       0.19%
     Portfolio Turnover Rate..............................     57.2%(d)       52.1%       51.6%       147.7%      130.9%      138.8%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Calculated based on average shares  outstanding  during the period.







                                                           2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
Equity Income Account I
Class 1 shares
Net Asset Value, Beginning of Period......................       $19.39      $17.64      $16.26       $13.90      $11.01      $12.87
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.21        0.32        0.40         0.32        0.31        0.36
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.25        2.71        1.26         2.30        2.95      (1.95)
                                                           ------------
                          Total From Investment Operations         1.46        3.03        1.66         2.62        3.26      (1.59)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.33)      (0.28)       (0.26)      (0.31)      (0.25)
     Distributions from Realized Gains....................       (0.93)      (0.95)           -            -      (0.06)      (0.02)
                                                           ------------
                         Total Dividends and Distributions       (1.13)      (1.28)      (0.28)       (0.26)      (0.37)      (0.27)
Net Asset Value, End of Period............................       $19.72      $19.39      $17.64       $16.26      $13.90      $11.01
Total Return(b)...........................................     7.41%(c)      18.17%      10.27%       19.12%      30.10%    (12.51)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $524,839    $296,113    $237,482     $189,517    $149,603    $112,304
     Ratio of Expenses to Average Net Assets(g)...........     0.50%(d)       0.66%       0.66%        0.67%       0.70%       0.70%
     Ratio of Gross Expenses to Average Net Assets........            -    0.66%(e)    0.66%(e)     0.67%(e)    0.70%(e)    0.70%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.08%(d)       1.74%       2.40%        2.15%       2.63%       3.04%
     Portfolio Turnover Rate.............................. 88.1%(d),(f)       87.0%       46.0%        26.0%       23.0%       16.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
Equity Income Account I
Class 2 shares
Net Asset Value, Beginning of Period......................       $19.24      $17.53      $16.18       $13.85      $10.99      $12.87
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.18        0.27        0.36         0.28        0.29        0.32
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.25        2.69        1.24         2.30        2.93      (1.93)
                                                           ------------
                          Total From Investment Operations         1.43        2.96        1.60         2.58        3.22      (1.61)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.30)      (0.25)       (0.25)      (0.30)      (0.25)
     Distributions from Realized Gains....................       (0.93)      (0.95)           -            -      (0.06)      (0.02)
                                                           ------------
                         Total Dividends and Distributions       (1.08)      (1.25)      (0.25)       (0.25)      (0.36)      (0.27)
Net Asset Value, End of Period............................       $19.59      $19.24      $17.53       $16.18      $13.85      $10.99
Total Return(b)...........................................     7.30%(c)      17.86%       9.97%       18.82%      29.73%    (12.67)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $80,601     $70,163     $41,976      $24,094     $12,619      $6,460
     Ratio of Expenses to Average Net Assets(g)...........     0.75%(d)       0.91%       0.91%        0.92%       0.95%       0.95%
     Ratio of Gross Expenses to Average Net Assets........            -    0.91%(e)    0.91%(e)     0.92%(e)    0.95%(e)    0.95%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.81%(d)       1.49%       2.15%        1.90%       2.38%       2.79%
     Portfolio Turnover Rate.............................. 88.1%(d),(f)       87.0%       46.0%        26.0%       23.0%       16.0%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without custodian credits.
(f) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Account and WM VT Equity Income Fund.
(g) Reflects Manager's contractual expense limit.
(h) Calculated based on average shares  outstanding  during the period.







                                                               2007(a)        2006        2005       2004(b)
                                                                ----           ----        ----        ----
Equity Value Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $12.89      $11.05      $11.07       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.11        0.19        0.15         0.06
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.65        1.97        0.26         1.08
                                                           ------------
                          Total From Investment Operations         0.76        2.16        0.41         1.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................            -      (0.16)      (0.11)       (0.06)
     Distributions from Realized Gains....................       (0.04)      (0.16)      (0.32)       (0.01)
                                                           ------------
                         Total Dividends and Distributions       (0.04)      (0.32)      (0.43)       (0.07)
Net Asset Value, End of Period............................       $13.61      $12.89      $11.05       $11.07
Total Return(c)........................................... 5.88%(    d)      19.56%       3.78%    11.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,258      $6,506      $3,722       $2,213
     Ratio of Expenses to Average Net Assets.............. 0.90%(    e)       1.01%       1.10%     1.10%(e)
     Ratio of Gross Expenses to Average Net Assets(f).....     1.02%(e)       1.08%       1.14%     1.30%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.63%(e)       1.57%       1.36%     1.72%(e)
     Portfolio Turnover Rate..............................     30.0%(e)       11.0%       26.7%     25.4%(e)



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
Government & High Quality Bond Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $11.36      $11.36      $11.64       $11.77      $12.00      $11.58
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.28        0.50        0.44         0.44        0.45        0.43
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.21)      (0.04)      (0.21)       (0.04)      (0.24)        0.55
                                                           ------------
                          Total From Investment Operations         0.07        0.46        0.23         0.40        0.21        0.98
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.53)      (0.46)      (0.51)       (0.53)      (0.44)      (0.52)
     Distributions from Realized Gains....................            -           -           -            -           -      (0.04)
                                                           ------------
                         Total Dividends and Distributions       (0.53)      (0.46)      (0.51)       (0.53)      (0.44)      (0.56)
Net Asset Value, End of Period............................       $10.90      $11.36      $11.36       $11.64      $11.77      $12.00
Total Return(c)...........................................     0.65%(d)       4.23%       2.01%        3.56%       1.84%       8.80%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $302,366    $305,203    $316,047     $334,034    $368,564    $342,001
     Ratio of Expenses to Average Net Assets..............     0.46%(e)       0.56%       0.46%        0.44%       0.44%       0.47%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)................          N/A       0.46%         N/A          N/A         N/A         N/A
     Ratio of Net Investment Income to Average Net Assets.     5.00%(e)       4.54%       3.88%        3.82%       3.83%       4.87%
     Portfolio Turnover Rate..............................    238.1%(e)      246.9%      262.1%        67.2%      110.4%       33.8%

(a) Six months ended June 30, 2007.
(b) Period from August 30, 2004, date operations commenced, through December 31,
2004.
(c) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.
(g) Calculated based on average shares outstanding during the period.






                                                                2007(a)        2006         2005        2004        2003        2002
                                                           ----                ----         ----        ----        ----        ----
Growth Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $14.57      $13.29       $11.94      $10.95       $8.68      $12.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.03        0.09         0.03        0.07        0.03        0.02
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.23        1.23         1.40        0.95        2.26      (3.58)
                                                           ------------
                          Total From Investment Operations         1.26        1.32         1.43        1.02        2.29      (3.56)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.04)       (0.08)      (0.03)      (0.02)           -
                                                           ------------
                         Total Dividends and Distributions       (0.03)      (0.04)       (0.08)      (0.03)      (0.02)           -
                                                           ------------
Net Asset Value, End of Period............................       $15.80      $14.57       $13.29      $11.94      $10.95       $8.68
Total Return(c)...........................................     8.62%(d)       9.92%       12.09%       9.38%      26.46%    (29.07)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $452,963    $128,867     $124,254    $134,956    $141,107    $124,079
     Ratio of Expenses to Average Net Assets(e)...........     0.68%(f)       0.61%        0.62%       0.60%       0.61%       0.61%
     Ratio of Gross Expenses to Average Net Assets........            -           -            - 0.60%(   g)    0.61%(g)    0.61%(g)
     Ratio of Net Investment Income to Average Net Assets.     0.35%(f)       0.63%        0.26%       0.67%       0.35%       0.18%
     Portfolio Turnover Rate.............................. 127.4%(f),(h)      99.3%        78.3%      122.4%       40.8%       27.3%



                                                                2007(i)
                                                          ----
Growth Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $14.63
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.01
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.17
                                                          -------------
                         Total From Investment Operations          1.18
                                                          -------------
Net Asset Value, End of Period............................       $15.81
Total Return(c)...........................................     8.07%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,259
     Ratio of Expenses to Average Net Assets(e)...........     0.93%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.11%(f)
     Portfolio Turnover Rate..............................127.4%(f),(h)


(a) Six months ended June 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not reflect charges attributable to separate accounts.
Inclusion of these charges would reduce the amounts shown.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Expense ratio without commission rebates.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisitio of WM VT Growth Fund.
(i) Period from January 9, 2007 through June 30, 2007. Class 2 shares incurred net realized and unrealized gain of $.21 per share from January 3, 2007 throug
January 8, 2007.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
Income Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $10.55      $10.69      $11.08       $11.18      $10.79      $10.31
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.30        0.61        0.60         0.61        0.63        0.69
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.17)      (0.13)      (0.34)       (0.03)        0.42        0.27
                                                           ------------
                          Total From Investment Operations         0.13        0.48        0.26         0.58        1.05        0.96
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.68)      (0.61)      (0.65)       (0.68)      (0.66)      (0.48)
     Distributions from Realized Gains....................       (0.02)      (0.01)           -            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (0.70)      (0.62)      (0.65)       (0.68)      (0.66)      (0.48)
Net Asset Value, End of Period............................        $9.98      $10.55      $10.69       $11.08      $11.18      $10.79
Total Return(b)........................................... 1.04%(    c)       4.90%       2.40%        5.56%       9.78%       9.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $176,561    $182,728    $185,140     $185,570    $193,953    $179,844
     Ratio of Expenses to Average Net Assets(f)...........     0.51%(d)       0.54%       0.54%        0.55%       0.56%       0.56%
     Ratio of Gross Expenses to Average Net Assets........            -    0.54%(e)    0.54%(e)     0.55%(e)    0.56%(e)    0.56%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.70%(d)       5.79%       5.50%        5.53%       5.74%       6.64%
     Portfolio Turnover Rate..............................     10.6%(d)       24.0%       13.0%        20.0%       24.0%       21.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
Income Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $10.49      $10.62      $11.01       $11.12      $10.77      $10.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.29        0.58        0.57         0.58        0.60        0.65
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.18)      (0.12)      (0.34)       (0.03)        0.41        0.29
                                                           ------------
                          Total From Investment Operations         0.11        0.46        0.23         0.55        1.01        0.94
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.65)      (0.58)      (0.62)       (0.66)      (0.66)      (0.48)
     Distributions from Realized Gains....................       (0.02)      (0.01)           -            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (0.67)      (0.59)      (0.62)       (0.66)      (0.66)      (0.48)
Net Asset Value, End of Period............................        $9.93      $10.49      $10.62       $11.01      $11.12      $10.77
Total Return(b)...........................................     0.99%(c)       4.59%       2.06%        5.31%       9.47%       9.40%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,693     $16,474     $20,374      $23,358     $21,188      $8,186
     Ratio of Expenses to Average Net Assets(f)...........     0.76%(d)       0.79%       0.79%        0.80%       0.81%       0.81%
     Ratio of Gross Expenses to Average Net Assets........            -    0.79%(e)    0.79%(e)     0.80%(e)    0.81%(e)    0.81%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.47%(d)       5.54%       5.25%        5.28%       5.49%       6.39%
     Portfolio Turnover Rate..............................     10.6%(d)       24.0%       13.0%        20.0%       24.0%       21.0%

(a) Six months  ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without custodian credits.
(f) Reflects Manager's contractual expense limit.
(g) Calculated based on average shares outstanding during the period.







                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
International Emerging Markets Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $21.42      $16.02      $14.78       $12.86       $8.24       $8.93
Income from Investment Operations:
     Net Investment Income (Operating Loss) (i)...........         0.15        0.19        0.22         0.12        0.11        0.02
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         4.13        5.80        4.46         3.04        4.60      (0.70)
                                                           ------------
                          Total From Investment Operations         4.28        5.99        4.68         3.16        4.71      (0.68)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)           -      (0.17)       (0.10)      (0.08)           -
     Distributions from Realized Gains....................       (2.08)      (0.59)      (3.27)       (1.14)           -           -
     Tax Return of Capital Distributions(b)...............            -           -           -            -      (0.01)      (0.01)
                                                           ------------
                         Total Dividends and Distributions       (2.32)      (0.59)      (3.44)       (1.24)      (0.09)      (0.01)
Net Asset Value, End of Period............................       $23.38      $21.42      $16.02       $14.78      $12.86       $8.24
Total Return(c)........................................... 20.34%(   d)      38.32%      34.29%       24.89%      57.20%     (7.63)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $184,525    $121,211     $71,639      $43,502     $23,972     $10,835
     Ratio of Expenses to Average Net Assets.............. 1.38%(    e)       1.44%       1.60%        1.53%       1.71%       1.60%
     Ratio of Gross Expenses to Average Net Assets(f)....            -           -     1.60%(g)     1.55%(h)    1.84%(h)    2.26%(h)
     Ratio of Net Investment Income to Average Net Assets.     1.35%(e)       1.04%       1.45%        0.87%       1.16%       0.39%
     Portfolio Turnover Rate..............................    119.9%(e)      127.0%      169.6%       171.0%      112.4%      147.7%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
International SmallCap Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $24.75      $22.50      $17.72       $13.73       $9.06      $10.84
Income from Investment Operations:
     Net Investment Income (Operating Loss) (i)...........         0.22        0.16        0.12         0.11        0.10        0.08
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         3.75        5.88        4.96         4.00        4.72      (1.83)
                                                           ------------
                          Total From Investment Operations         3.97        6.04        5.08         4.11        4.82      (1.75)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.40)      (0.13)      (0.11)       (0.12)      (0.15)      (0.03)
     Distributions from Realized Gains....................       (4.55)      (3.66)      (0.19)            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (4.95)      (3.79)      (0.30)       (0.12)      (0.15)      (0.03)
Net Asset Value, End of Period............................       $23.77      $24.75      $22.50       $17.72      $13.73       $9.06
Total Return(c)...........................................    15.80%(d)      30.38%      29.12%       30.20%      54.15%    (16.20)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $214,303    $183,123    $143,454      $99,833     $66,242     $38,912
     Ratio of Expenses to Average Net Assets..............     1.25%(e)       1.27%       1.33%        1.30%       1.33%       1.31%
     Ratio of Gross Expenses to Average Net Assets........            -           -    1.33%(g)     1.31%(h)    1.33%(h)    1.32%(h)
     Ratio of Net Investment Income to Average Net Assets.     1.68%(e)       0.71%       0.63%        0.75%       1.00%       0.77%
     Portfolio Turnover Rate..............................    130.3%(e)      143.3%      132.3%       140.6%      128.9%       73.6%

(a) Six months ended June 30, 2007.
(b) See "Dividends and Distributions to Shareholders" in Notes to Financial
Statements.
(c) Total return does not reflect charges attributable to separate accounts.
Inclusion of these charges would reduce the amounts shown.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized
basis.
(f) Excludes expense reimbursement from Manager.
(g) Expense ratio without custodian credits.
(h) Expense ratio without commission rebates and custodian credits.
(i) Calculated based on average shares  outstanding  during the period.






                                                                2007(a)        2006        2005        2004         2003 2002(    b)
                                                          ----                 ----        ----        ----         ---- ----
LargeCap Blend Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $12.46      $11.19      $10.73      $10.37        $8.43      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (k)...........         0.06        0.13        0.10        0.13         0.10        0.02
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.81        1.56        0.40        0.92         1.90      (1.57)
                                                          -------------
                         Total From Investment Operations          0.87        1.69        0.50        1.05         2.00      (1.55)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.08)           -      (0.11)       (0.06)      (0.02)
     Distributions from Realized Gains....................       (0.45)      (0.34)      (0.04)      (0.58)            -           -
                                                          -------------
                        Total Dividends and Distributions        (0.54)      (0.42)      (0.04)      (0.69)       (0.06)      (0.02)
Net Asset Value, End of Period............................       $12.79      $12.46      $11.19      $10.73       $10.37       $8.43
Total Return(c)...........................................6.88%(     d)      15.72%       4.74%      10.36%       23.76% (15.47)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $269,192    $202,369    $135,072     $90,751      $54,632     $13,927
     Ratio of Expenses to Average Net Assets..............0.74%(     e)       0.76%       0.78%       0.76%        0.80%    1.00%(e)
     Ratio of Gross Expenses to Average Net Assets(f)....     0.74%(e)           -           - 0.78%(   g)     0.83%(g) 1.10%(e),(g)
     Ratio of Net Investment Income to Average Net Assets.     0.89%(e)       1.09%       0.96%       1.23%        1.08%    0.86%(e)
     Portfolio Turnover Rate..............................104.0%(e),(h)       50.7%       44.1%       75.6%        56.2%    49.1%(e)



                                                                2007(i)
                                                          ----
LargeCap Blend Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $12.42
Income from Investment Operations:
     Net Investment Income (Operating Loss) (k)...........         0.04
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.86
                                                          -------------
                         Total From Investment Operations          0.90
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)
     Distributions from Realized Gains....................       (0.45)
                                                          -------------
                        Total Dividends and Distributions        (0.51)
Net Asset Value, End of Period............................       $12.81
Total Return(c)...........................................     7.12%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,757
     Ratio of Expenses to Average Net Assets(j)...........     0.99%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.58%(e)
     Portfolio Turnover Rate..............................104.0%(e),(h)

(a) Six months ended June 30, 2007.
(b) Period from May 1, 2002, date operations commenced, through December 31,
2002.
(c) Total return does not reflect charges attributable to separate accounts.
Inclusion of these charges would reduce the amounts shown.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.
(g) Expense ratio without commission rebates.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT Growth & Income Fund.
(i) Period from January 9, 2007 through June 30, 2007. Class 2 shares recognized
$.01 per share of net investment income and incurred a net realized and unrealized gain of $.08 per share from January 3, 2007 through January 8, 2007.
(j) Reflects Manager's contractual expense limit.
(k) Calculated based on average shares outstanding during the period.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
LargeCap Stock Index Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $10.44       $9.16       $8.77        $8.06       $6.35       $8.29
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.09        0.16        0.13         0.14        0.10        0.08
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.62        1.25        0.26         0.70        1.70      (1.94)
                                                           ------------
                          Total From Investment Operations         0.71        1.41        0.39         0.84        1.80      (1.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.13)           -       (0.13)      (0.09)      (0.08)
                                                           ------------
                         Total Dividends and Distributions       (0.15)      (0.13)           -       (0.13)      (0.09)      (0.08)
Net Asset Value, End of Period............................       $11.00      $10.44       $9.16        $8.77       $8.06       $6.35
Total Return(b)...........................................     6.80%(c)      15.57%       4.47%       10.39%      28.32%    (22.44)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $202,330    $221,327    $179,143     $158,237    $118,638     $72,949
     Ratio of Expenses to Average Net Assets..............     0.26%(d)       0.26%       0.38%        0.37%       0.39%       0.39%
     Ratio of Gross Expenses to Average Net Assets(e).....            -           -       0.38%        0.37%       0.39%       0.39%
     Ratio of Net Investment Income to Average Net Assets.     1.70%(d)       1.68%       1.52%        1.64%       1.42%       1.22%
     Portfolio Turnover Rate..............................     13.9%(d)       12.5%       13.1%        20.5%       15.7%       15.1%



                                                               2007(a)         2006        2005        2004         2003 2002(    f)
                                                               ----            ----        ----        ----         ---- ----
LargeCap Value Account
Class 1 shares
Net Asset Value, Beginning of Period......................      $14.65       $12.45      $11.88      $10.80        $8.52      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........        0.13         0.23        0.18        0.19         0.16        0.06
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................        0.72         2.38        0.46        1.22         2.23      (1.48)
                                                           -----------
                          Total From Investment Operations        0.85         2.61        0.64        1.41         2.39      (1.42)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.19)       (0.15)           -      (0.16)       (0.11)      (0.06)
     Distributions from Realized Gains....................      (0.52)       (0.26)      (0.07)      (0.17)            -           -
                                                           -----------
                         Total Dividends and Distributions      (0.71)       (0.41)      (0.07)      (0.33)       (0.11)      (0.06)
Net Asset Value, End of Period............................      $14.79       $14.65      $12.45      $11.88       $10.80       $8.52
Total Return(b)...........................................    5.72%(c)       21.55%       5.44%      13.09%       28.05% (14.24)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $224,940     $200,745    $122,221     $80,721      $47,221     $13,186
     Ratio of Expenses to Average Net Assets..............    0.76%(d)        0.76%       0.77%       0.75%        0.74%    0.96%(d)
     Ratio of Gross Expenses to Average Net Assets(e).....          -            -           - 0.76%(   g)     0.79%(g) 1.00%(d),(g)
     Ratio of Net Investment Income to Average Net Assets.    1.71%(d)        1.77%       1.52%       1.65%        1.77%    1.79%(d)
     Portfolio Turnover Rate..............................    23.8%(d)        21.5%       19.7%       23.2%        17.1%     5.9%(d)

(a) Six months ended June 30, 2007.
(b) Total return does not reflect charges attributable to separate accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized  basis.
(e) Excludes expense reimbursement from Manager.
(f) Period from May 1, 2002, date operations commenced, through December 31,
2002.
(g) Expense ratio without commission rebates.
(h) Calculated based on average shares  outstanding  during the period.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
MidCap Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $42.26      $42.54      $39.63       $37.56      $28.54      $32.09
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.13        0.27        0.45         0.39        0.35        0.30
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         5.04        5.11        3.12         6.05        9.01      (3.08)
                                                           ------------
                          Total From Investment Operations         5.17        5.38        3.57         6.44        9.36      (2.78)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.46)           -       (0.39)      (0.34)      (0.30)
     Distributions from Realized Gains....................       (4.10)      (5.20)      (0.66)       (3.98)           -      (0.47)
                                                           ------------
                         Total Dividends and Distributions       (4.38)      (5.66)      (0.66)       (4.37)      (0.34)      (0.77)
Net Asset Value, End of Period............................       $43.05      $42.26      $42.54       $39.63      $37.56      $28.54
Total Return(b)........................................... 12.05%(   c)      14.23%       9.21%       17.76%      32.81%     (8.75)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $500,050    $457,649    $420,812     $395,304    $334,204    $248,986
     Ratio of Expenses to Average Net Assets..............     0.56%(d)       0.57%       0.58%        0.59%       0.61%       0.62%
     Ratio of Gross Expenses to Average Net Assets........            -           -           -     0.59%(e)    0.61%(e)    0.62%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.59%(d)       0.68%       1.13%        1.02%       1.09%       0.98%
     Portfolio Turnover Rate..............................     24.0%(d)       40.8%       49.9%        38.9%       44.9%       67.9%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MidCap Growth Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $11.95      $11.19       $9.84        $8.80       $6.26       $8.49
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.01        0.01      (0.02)       (0.03)      (0.03)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.49        1.06        1.37         1.07        2.57      (2.19)
                                                           ------------
                          Total From Investment Operations         1.50        1.07        1.35         1.04        2.54      (2.23)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)           -           -            -           -           -
     Distributions from Realized Gains....................       (1.67)      (0.31)           -            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (1.68)      (0.31)           -            -           -           -
Net Asset Value, End of Period............................       $11.77      $11.95      $11.19        $9.84       $8.80       $6.26
Total Return(b)...........................................    12.31%(c)       9.65%      13.72%       11.82%      40.58%    (26.27)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $81,968     $74,846     $68,471      $59,674     $54,288     $21,934
     Ratio of Expenses to Average Net Assets..............     0.92%(d)       0.92%       0.92%        0.86%       0.91%       0.91%
     Ratio of Gross Expenses to Average Net Assets........           -)           -           -     0.92%(e)    0.94%(e)    0.92%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.09%(d)       0.12%     (0.15)%      (0.30)%     (0.39)%     (0.55)%
     Portfolio Turnover Rate..............................    120.0%(d)      136.2%       97.0%        47.7%       67.5%       43.1%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Calculated based on average shares  outstanding  during the period.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
MidCap Stock Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $17.73      $17.34      $16.44       $14.63      $11.49      $13.14
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.10        0.14        0.27         0.08        0.06        0.04
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.52        2.49        1.84         2.03        3.12      (1.36)
                                                           ------------
                          Total From Investment Operations         1.62        2.63        2.11         2.11        3.18      (1.32)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.32)      (0.08)       (0.05)      (0.04)      (0.03)
     Distributions from Realized Gains....................       (1.20)      (1.92)      (1.13)       (0.25)           -      (0.30)
                                                           ------------
                         Total Dividends and Distributions       (1.37)      (2.24)      (1.21)       (0.30)      (0.04)      (0.33)
Net Asset Value, End of Period............................       $17.98      $17.73      $17.34       $16.44      $14.63      $11.49
Total Return(b)...........................................     8.85%(c)      16.88%      13.39%       14.59%      27.73%    (10.35)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $86,563    $103,824    $103,543     $108,347     $84,408     $63,119
     Ratio of Expenses to Average Net Assets(g)...........     0.73%(d)       0.80%       0.81%        0.81%       0.83%       0.84%
     Ratio of Gross Expenses to Average Net Assets........            -    0.80%(e)    0.81%(e)     0.81%(e)    0.83%(e)    0.84%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.04%(d)       0.80%       1.62%        0.54%       0.47%       0.32%
     Portfolio Turnover Rate..............................     19.3%(d)       14.0%       27.0%        32.0%       37.0%       28.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
MidCap Stock Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $17.60      $17.24      $16.36       $14.58      $11.46      $13.13
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.08        0.09        0.22         0.04        0.03        0.01
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.51        2.47        1.84         2.02        3.11      (1.36)
                                                           ------------
                          Total From Investment Operations         1.59        2.56        2.06         2.06        3.14      (1.35)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.28)      (0.05)       (0.03)      (0.02)      (0.02)
     Distributions from Realized Gains....................       (1.20)      (1.92)      (1.13)       (0.25)           -      (0.30)
                                                           ------------
                         Total Dividends and Distributions       (1.32)      (2.20)      (1.18)       (0.28)      (0.02)      (0.32)
Net Asset Value, End of Period............................       $17.87      $17.60      $17.24       $16.36      $14.58      $11.46
Total Return(b)...........................................     8.76%(c)      16.56%      13.12%       14.28%      27.45%    (10.54)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,145     $11,788      $7,692       $6,080      $3,725      $1,962
     Ratio of Expenses to Average Net Assets(g)...........     1.01%(d)       1.05%       1.06%        1.06%       1.08%       1.09%
     Ratio of Gross Expenses to Average Net Assets........            -    1.05%(e)    1.06%(e)     1.06%(e)    1.08%(e)    1.09%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.85%(d)       0.55%       1.37%        0.29%       0.22%       0.07%
     Portfolio Turnover Rate..............................     19.3%(d)       14.0%       27.0%        32.0%       37.0%       28.0%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without  custodian  credits.
(f) Calculated based on average share outstanding during the period.
(g) Reflects Manager's  contractual expense limit.







                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
MidCap Value Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $16.77      $16.57      $15.38       $14.13      $10.48      $11.68
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.06        0.12        0.05         0.02        0.01           -
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.49        1.91        1.53         3.10        3.81      (1.16)
                                                           ------------
                          Total From Investment Operations         1.55        2.03        1.58         3.12        3.82      (1.16)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.04)           -       (0.01)      (0.01)           -
     Distributions from Realized Gains....................       (1.45)      (1.79)      (0.39)       (1.86)      (0.16)      (0.04)
                                                           ------------
                         Total Dividends and Distributions       (1.56)      (1.83)      (0.39)       (1.87)      (0.17)      (0.04)
Net Asset Value, End of Period............................       $16.76      $16.77      $16.57       $15.38      $14.13      $10.48
Total Return(b)...........................................     8.91%(c)      13.27%      10.55%       22.67%      36.49%     (9.96)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $161,265    $142,116    $112,437      $78,166     $52,054     $24,766
     Ratio of Expenses to Average Net Assets..............     1.06%(d)       1.06%       1.07%        1.05%       1.05%       1.04%
     Ratio of Gross Expenses to Average Net Assets........            -           -           -     1.08%(e)    1.08%(e)    1.10%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.63%(d)       0.78%       0.32%        0.11%       0.11%       0.03%
     Portfolio Turnover Rate..............................    168.9%(d)      150.6%       90.6%        59.2%       55.5%       75.3%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(f) Calculated based on average shares outstanding during the period.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
Money Market Account
Class 1 shares
Net Asset Value, Beginning of Period......................        $1.00       $1.00       $1.00        $1.00       $1.00       $1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.02        0.05        0.03         0.01        0.01        0.01
                                                           ------------
                          Total From Investment Operations         0.02        0.05        0.03         0.01        0.01        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.05)      (0.03)       (0.01)      (0.01)      (0.01)
                                                           ------------
                         Total Dividends and Distributions       (0.02)      (0.05)      (0.03)       (0.01)      (0.01)      (0.01)
Net Asset Value, End of Period............................        $1.00       $1.00       $1.00        $1.00       $1.00       $1.00
Total Return(b)...........................................     2.44%(c)       4.67%       2.69%        0.92%       0.74%       1.42%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $224,807    $180,210    $150,653     $140,553    $151,545    $201,455
     Ratio of Expenses to Average Net Assets(d)...........     0.48%(e)       0.49%       0.61%        0.49%       0.49%       0.49%
     Ratio of Net Investment Income to Average Net Assets.     4.87%(e)       4.59%       2.66%        0.91%       0.74%       1.40%



                                                                2007(f)
                                                           ----
Money Market Account
Class 2 shares
Net Asset Value, Beginning of Period......................        $1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.02
                                                           ------------
                          Total From Investment Operations         0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)
                                                           ------------
                         Total Dividends and Distributions       (0.02)
Net Asset Value, End of Period............................        $1.00
Total Return(b)...........................................     2.23%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,345
     Ratio of Expenses to Average Net Assets(d)...........     0.73%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.59%(e)

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total  return  amounts  have not been  annualized.
(d) Reflects Manager's contractual expense limit.
(e) Computed on an annualized basis.
(f) Period from January 9, 2007 through June 30, 2007.
(g) Calculated based on average shares outstanding during the period.







                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
Mortgage Securities Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $10.41      $10.47      $10.71       $10.75      $11.05      $10.55
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f) ..........         0.24        0.47        0.46         0.45        0.46        0.59
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.15)      (0.03)      (0.22)       (0.06)      (0.23)        0.33
                                                           ------------
                          Total From Investment Operations         0.09        0.44        0.24         0.39        0.23        0.92
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.57)      (0.50)      (0.48)       (0.43)      (0.53)      (0.42)
                                                           ------------
                         Total Dividends and Distributions       (0.57)      (0.50)      (0.48)       (0.43)      (0.53)      (0.42)
Net Asset Value, End of Period............................        $9.93      $10.41      $10.47       $10.71      $10.75      $11.05
Total Return(b)........................................... 0.89%(    c)       4.45%       2.27%        3.78%       2.14%       8.87%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $244,513    $259,054    $266,902     $263,816    $204,193    $173,770
     Ratio of Expenses to Average Net Assets(g)........... 0.51%(    d)       0.53%       0.54%        0.54%       0.56%       0.56%
     Ratio of Gross Expenses to Average Net Assets........            -    0.53%(e)    0.54%(e)     0.54%(e)    0.56%(e)    0.56%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.68%(d)       4.54%       4.39%        4.21%       4.26%       5.45%
     Portfolio Turnover Rate..............................      8.2%(d)       16.0%       33.0%        28.0%       46.0%       41.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
Mortgage Securities Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $10.39      $10.43      $10.66       $10.70      $11.02      $10.55
Income from Investment Operations:
     Net Investment Income (Operating Loss) (f)...........         0.23        0.44        0.43         0.42        0.44        0.56
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.14)      (0.02)      (0.22)       (0.06)      (0.23)        0.33
                                                           ------------
                          Total From Investment Operations         0.09        0.42        0.21         0.36        0.21        0.89
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.55)      (0.46)      (0.44)       (0.40)      (0.53)      (0.42)
                                                           ------------
                         Total Dividends and Distributions       (0.55)      (0.46)      (0.44)       (0.40)      (0.53)      (0.42)
Net Asset Value, End of Period............................        $9.93      $10.39      $10.43       $10.66      $10.70      $11.02
Total Return(b)...........................................     0.73%(c)       4.22%       2.02%        3.59%       1.87%       8.57%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,058      $5,041      $8,742      $12,757     $16,323     $12,264
     Ratio of Expenses to Average Net Assets(g)...........     0.76%(d)       0.78%       0.79%        0.79%       0.81%       0.81%
     Ratio of Gross Expenses to Average Net Assets........            -    0.78%(e)    0.79%(e)     0.79%(e)    0.81%(e)    0.81%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.45%(d)       4.29%       4.14%        3.96%       4.01%       5.20%
     Portfolio Turnover Rate..............................      8.2%(d)       16.0%       33.0%        28.0%       46.0%       41.0%

(a) Six months ended June 30,  2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without custodian credits.
(f) Calculated based on average shares outstanding during the period.
(g) Reflects Manager's contractual expense limit.






                                                                 2007(a)        2006        2005      2004(b)

Principal LifeTime 2010 Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $12.76      $11.37      $10.84       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.35        0.25        0.02         0.11
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.17        1.15        0.59         0.82
                                                           ------------
                          Total From Investment Operations         0.52        1.40        0.61         0.93
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.01)      (0.01)       (0.09)
     Distributions from Realized Gains....................       (0.14)           -      (0.07)            -
                                                           ------------
                         Total Dividends and Distributions       (0.30)      (0.01)      (0.08)       (0.09)
Net Asset Value, End of Period............................       $12.98      $12.76      $11.37       $10.84
Total Return(c)...........................................     4.06%(d)      12.30%       5.70%     9.31%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $36,142     $26,936     $12,930          $11
     Ratio of Expenses to Average Net Assets(e)...........     0.15%(f)       0.16%       0.16%     0.16%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.15%(f)       0.16%       0.20%    10.02%(f)
     Ratio of Net Investment Income to Average Net Assets.     5.41%(f)       2.09%       0.22%     3.21%(f)
     Portfolio Turnover Rate..............................    132.3%(f)       31.5%        4.3%      3.0%(f)



                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
Principal LifeTime 2020 Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $13.37      $11.61      $10.97       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.32        0.15      (0.01)         0.13
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.36        1.61        0.75         0.93
                                                           ------------
                          Total From Investment Operations         0.68        1.76        0.74         1.06
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)           -      (0.02)       (0.09)
     Distributions from Realized Gains....................       (0.09)           -      (0.08)            -
                                                           ------------
                         Total Dividends and Distributions       (0.16)           -      (0.10)       (0.09)
Net Asset Value, End of Period............................       $13.89      $13.37      $11.61       $10.97
Total Return(c)...........................................     5.10%(d)      15.16%       6.77%    10.62%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $143,007     $98,599     $26,753          $15
     Ratio of Expenses to Average Net Assets(e)...........     0.13%(f)       0.13%       0.13%     0.13%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.13%(f)       0.14%       0.16%     8.72%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.74%(f)       1.23%     (0.10)%     3.65%(f)
     Portfolio Turnover Rate..............................    129.7%(f)       13.2%        3.1%      2.6%(f)

(a) Six months ended June 30, 2007.
(b) Period from August 30, 2004, date operations commenced, through December 31,
2004.
(c) Total return does not reflect charges attributable to separate accounts.
Inclusion of these charges would reduce the amounts shown.
(d) Total return amounts have not been annualized.
(e) Does not include expenses of the investment companies in which the Account invests.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Calculated based on average shares outstanding during the period.







                                                                2007(a)        2006        2005      2004(b)
                                                           ----                ----        ---- ----
Principal LifeTime 2030 Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $13.35      $11.63      $10.97       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.26        0.12        0.01         0.30
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.56        1.60        0.73         0.76
                                                           ------------
                          Total From Investment Operations         0.82        1.72        0.74         1.06
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)           -      (0.02)       (0.09)
     Distributions from Realized Gains....................       (0.10)           -      (0.06)            -
                                                           ------------
                         Total Dividends and Distributions       (0.16)           -      (0.08)       (0.09)
Net Asset Value, End of Period............................       $14.01      $13.35      $11.63       $10.97
Total Return(c)...........................................     6.12%(d)      14.83%       6.76%    10.60%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,011     $15,224      $3,918         $151
     Ratio of Expenses to Average Net Assets(e)...........     0.16%(f)       0.16%       0.16%     0.16%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.16%(f)       0.21%       0.38%     2.14%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.87%(f)       0.95%       0.08%     8.58%(f)
     Portfolio Turnover Rate..............................    146.0%(f)       37.8%       11.5%      4.8%(f)



                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
Principal LifeTime 2040 Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $13.60      $11.82      $11.09       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.23        0.11        0.01         0.19
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.69        1.67        0.79         0.99
                                                           ------------
                          Total From Investment Operations         0.92        1.78        0.80         1.18
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)           -      (0.02)       (0.09)
     Distributions from Realized Gains....................       (0.07)           -      (0.05)            -
                                                           ------------
                         Total Dividends and Distributions       (0.12)           -      (0.07)       (0.09)
Net Asset Value, End of Period............................       $14.40      $13.60      $11.82       $11.09
Total Return(c)...........................................     6.76%(d)      15.13%       7.27%    11.78%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $10,759      $7,256      $1,893         $147
     Ratio of Expenses to Average Net Assets(e)...........     0.13%(f)       0.13%       0.13%     0.14%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.21%(f)       0.32%       0.56%     1.47%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.27%(f)       0.83%       0.12%     5.35%(f)
     Portfolio Turnover Rate..............................    162.9%(f)       29.8%       18.2%      9.4%(f)

(a) Six months ended June 30, 2007.
(b) Period from August 30, 2004, date operations commenced, through December 31,
2004.
(c) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(d) Total return amounts have not been annualized.
(e) Does not include expenses of the investment companies in which the Account invests.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Calculated based on average shares outstanding during the period.






                                                                 2007(a)        2006        2005     2004(b)
                                                           ----                ----        ----       - ---
Principal LifeTime 2050 Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $13.68      $11.85      $11.09       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.20        0.08        0.01         0.11
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.74        1.75        0.82         1.06
                                                           ------------
                          Total From Investment Operations         0.94        1.83        0.83         1.17
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)           -      (0.02)       (0.08)
     Distributions from Realized Gains....................       (0.08)           -      (0.05)            -
                                                           ------------
                         Total Dividends and Distributions       (0.11)           -      (0.07)       (0.08)
Net Asset Value, End of Period............................       $14.51      $13.68      $11.85       $11.09
Total Return(c)........................................... 6.84%(    d)      15.49%       7.56%    11.74%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,237      $5,210      $1,160          $88
     Ratio of Expenses to Average Net Assets(e)........... 0.12%(    f)       0.12%       0.12%     0.13%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.24%(f)       0.44%       1.11%     1.49%(f)
     Ratio of Net Investment Income to Average Net Assets.     2.85%(f)       0.63%       0.11%     3.04%(f)
     Portfolio Turnover Rate..............................    184.3%(f)       36.4%        4.2%     13.0%(f)



                                                                2007(a)        2006        2005      2004(b)
                                                                ----           ----        ----      ----
Principal LifeTime Strategic Income Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $12.15      $11.05      $10.68       $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.43        0.27        0.06         0.12
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.20)        0.86        0.46         0.65
                                                           ------------
                          Total From Investment Operations         0.23        1.13        0.52         0.77
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.02)      (0.03)       (0.09)
     Distributions from Realized Gains....................       (0.11)      (0.01)      (0.12)            -
                                                           ------------
                         Total Dividends and Distributions       (0.28)      (0.03)      (0.15)       (0.09)
Net Asset Value, End of Period............................       $12.10      $12.15      $11.05       $10.68
Total Return(c)...........................................     1.95%(d)      10.26%       4.96%     7.66%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,226     $12,655      $5,463          $11
     Ratio of Expenses to Average Net Assets(e)...........     0.14%(f)       0.14%       0.14%     0.14%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(g).     0.18%(f)       0.21%       0.27%    10.09%(f)
     Ratio of Net Investment Income to Average Net Assets.     7.05%(f)       2.36%       0.60%     3.30%(f)
     Portfolio Turnover Rate..............................    115.5%(f)       20.9%        8.4%      2.9%(f)


(a) Six months ended June 30, 2007.
(b) Period from August 30, 2004, date operations commenced, through December 31,
2004.
(c) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(d) Total return amounts have not been annualized.
(e) Does not include expenses of the investment companies in which the Account invests.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Calculated based on average shares outstanding during the period.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
Real Estate Securities Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $26.09      $20.51      $17.88       $14.90      $11.24      $10.77
Income from Investment Operations:
     Net Investment Income (Operating Loss) (i)...........         0.09        0.23        0.40         0.39        0.49        0.35
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (2.29)        6.84        2.39         4.66        3.87        0.48
                                                           ------------
                          Total From Investment Operations       (2.20)        7.07        2.79         5.05        4.36        0.83
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.39)           -       (0.35)      (0.42)      (0.35)
     Distributions from Realized Gains....................       (2.73)      (1.10)      (0.16)       (1.72)      (0.28)      (0.01)
                                                           ------------
                         Total Dividends and Distributions       (2.93)      (1.49)      (0.16)       (2.07)      (0.70)      (0.36)
Net Asset Value, End of Period............................       $20.96      $26.09      $20.51       $17.88      $14.90      $11.24
Total Return(b)........................................... (9.48)%(  c)      36.61%      15.85%       34.53%      38.91%       7.72%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $257,676    $255,955    $178,922     $146,022     $93,018     $46,358
     Ratio of Expenses to Average Net Assets(d)...........     0.85%(e)       0.87%       0.89%        0.90%       0.91%       0.92%
     Ratio of Gross Expenses to Average Net Assets........            -           -           -     0.90%(f)    0.92%(f)          -%
     Ratio of Net Investment Income to Average Net Assets.     0.72%(e)       1.01%       2.16%        2.37%       3.83%       3.99%
     Portfolio Turnover Rate.............................. 99.8%(e),(g)       35.8%       23.6%        58.8%       53.9%       54.4%



                                                                2007(h)
                                                           ----
Real Estate Securities Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $25.65
Income from Investment Operations:
     Net Investment Income (Operating Loss) (i)...........         0.06
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (1.86)
                                                           ------------
                          Total From Investment Operations       (1.80)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)
     Distributions from Realized Gains....................       (2.73)
                                                           ------------
                         Total Dividends and Distributions       (2.86)
Net Asset Value, End of Period............................       $20.99
Total Return(b)...........................................   (8.05)%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $16
     Ratio of Expenses to Average Net Assets(d)...........     1.10%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.51%(e)
     Portfolio Turnover Rate.............................. 99.8%(e),(g)

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Computed on an annualized basis.
(f) Expense ratio without commission rebates.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT REIT Fund.
(h) Period from January 9, 2007 through June 30, 2007. Class 2 shares incurred a net realized and unrealized loss of $.05 per share from January 3, 2007 through January 8, 2007.
(i) Calculated based on average shares  outstanding  during the period.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SAM Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period......................       $18.09      $16.72      $16.08       $14.88      $12.42      $13.91
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.48        0.41        0.36         0.32        0.33        0.32
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.53        1.33        0.59         1.16        2.46      (1.53)
                                                           ------------
                          Total From Investment Operations         1.01        1.74        0.95         1.48        2.79      (1.21)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.48)      (0.37)      (0.31)       (0.28)      (0.33)      (0.28)
                                                           ------------
                         Total Dividends and Distributions       (0.48)      (0.37)      (0.31)       (0.28)      (0.33)      (0.28)
Net Asset Value, End of Period............................       $18.62      $18.09      $16.72       $16.08      $14.88      $12.42
Total Return(b)...........................................     5.55%(c)      10.61%       6.01%       10.12%      22.74%     (8.78)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $486,069    $507,193    $462,438     $467,076    $419,273    $334,605
     Ratio of Expenses to Average Net Assets(d),(g).......     0.24%(e)       0.27%       0.28%        0.28%       0.29%       0.29%
     Ratio of Gross Expenses to Average Net Assets(d) ....            -    0.27%(f)    0.28%(f)     0.28%(f)    0.29%(f)    0.29%(f)
     Ratio of Net Investment Income to Average Net Assets.     5.23%(e)       2.39%       2.26%        2.13%       2.50%       2.52%
     Portfolio Turnover Rate..............................     49.0%(e)       11.0%        4.0%         4.0%        7.0%       22.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SAM Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period......................       $17.97      $16.61      $15.99       $14.82      $12.39      $13.91
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.46        0.37        0.32         0.28        0.30        0.29
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.51        1.32        0.58         1.16        2.45      (1.53)
                                                           ------------
                          Total From Investment Operations         0.97        1.69        0.90         1.44        2.75      (1.24)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.43)      (0.33)      (0.28)       (0.27)      (0.32)      (0.28)
                                                           ------------
                         Total Dividends and Distributions       (0.43)      (0.33)      (0.28)       (0.27)      (0.32)      (0.28)
Net Asset Value, End of Period............................       $18.51      $17.97      $16.61       $15.99      $14.82      $12.39
Total Return(b)...........................................     5.38%(c)      10.38%       5.72%        9.83%      22.46%     (9.00)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $220,593    $224,203    $198,280     $164,802     $91,631     $31,335
     Ratio of Expenses to Average Net Assets(d),(g).......     0.49%(e)       0.52%       0.53%        0.53%       0.54%       0.54%
     Ratio of Gross Expenses to Average Net Assets(d).....            -    0.52%(f)    0.53%(f)     0.53%(f)    0.54%(f)    0.54%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.99%(e)       2.14%       2.01%        1.88%       2.25%       2.27%
     Portfolio Turnover Rate..............................     49.0%(e)       11.0%        4.0%         4.0%        7.0%       22.0%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Expense ratio without custodian credits.
(g) Reflects Manager's contractual expense limit.
(h) Calculated  based on average shares  outstanding.







                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SAM Conservative Balanced Portfolio
Class 1 shares
Net Asset Value, Beginning of Period......................       $12.74      $12.07      $11.82       $11.15       $9.73      $10.04
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.45        0.39        0.35         0.34        0.36        0.31
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.08        0.64        0.18         0.56        1.29      (0.54)
                                                           ------------
                          Total From Investment Operations         0.53        1.03        0.53         0.90        1.65      (0.23)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.45)      (0.33)      (0.28)       (0.23)      (0.23)      (0.07)
     Distributions from Realized Gains....................       (0.17)      (0.03)           -            -           -      (0.01)
                                                           ------------
                         Total Dividends and Distributions       (0.62)      (0.36)      (0.28)       (0.23)      (0.23)      (0.08)
Net Asset Value, End of Period............................       $12.65      $12.74      $12.07       $11.82      $11.15       $9.73
Total Return(b)...........................................     4.09%(c)       8.83%       4.59%        8.21%      17.09%     (2.26)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $43,256     $43,249     $43,818      $40,458     $31,600     $20,759
     Ratio of Expenses to Average Net Assets(d),(g).......     0.24%(e)       0.33%       0.38%        0.33%       0.31%       0.30%
     Ratio of Gross Expenses to Average Net Assets(d) ....            -    0.33%(f)    0.38%(f)     0.33%(f)    0.36%(f)    0.41%(f)
     Ratio of Net Investment Income to Average Net Assets.     7.02%(e)       3.22%       3.00%        3.02%       3.48%       3.20%
     Portfolio Turnover Rate..............................     54.8%(e)       11.0%        4.0%         1.0%        6.0%        9.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SAM Conservative Balanced Portfolio
Class 2 shares
Net Asset Value, Beginning of Period......................       $12.64      $11.98      $11.75       $11.11       $9.71      $10.04
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.43        0.36        0.32         0.31        0.33        0.29
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.08        0.64        0.17         0.55        1.29      (0.54)
                                                           ------------
                          Total From Investment Operations         0.51        1.00        0.49         0.86        1.62      (0.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.42)      (0.31)      (0.26)       (0.22)      (0.22)      (0.07)
     Distributions from Realized Gains....................       (0.17)      (0.03)           -            -           -      (0.01)
                                                           ------------
                         Total Dividends and Distributions       (0.59)      (0.34)      (0.26)       (0.22)      (0.22)      (0.08)
Net Asset Value, End of Period............................       $12.56      $12.64      $11.98       $11.75      $11.11       $9.71
Total Return(b)...........................................     3.95%(c)       8.50%       4.37%        7.88%      16.83%     (2.47)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $30,468     $32,716     $29,984      $20,845      $9,128      $2,244
     Ratio of Expenses to Average Net Assets(d),(g).......     0.49%(e)       0.58%       0.63%        0.58%       0.56%       0.55%
     Ratio of Gross Expenses to Average Net Assets(d).....            -    0.58%(f)    0.63%(f)     0.58%(f)    0.61%(f)    0.66%(f)
     Ratio of Net Investment Income to Average Net Assets.     6.77%(e)       2.97%       2.75%        2.77%       3.23%       2.95%
     Portfolio Turnover Rate..............................     54.8%(e)       11.0%        4.0%         1.0%        6.0%        9.0%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Expense ratio without custodian credits.
(g) Reflects Manager's contractual expense limit.
(h) Calculated based on average shares outstanding.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SAM Conservative Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period......................       $19.70      $17.85      $16.89       $15.32      $12.16      $14.87
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.38        0.28        0.25         0.21        0.23        0.23
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.96        1.86        0.93         1.58        3.23      (2.51)
                                                           ------------
                          Total From Investment Operations         1.34        2.14        1.18         1.79        3.46      (2.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.35)      (0.29)      (0.22)       (0.22)      (0.30)      (0.41)
     Distributions from Realized Gains....................            -           -           -            -           -      (0.02)
                                                           ------------
                         Total Dividends and Distributions       (0.35)      (0.29)      (0.22)       (0.22)      (0.30)      (0.43)
Net Asset Value, End of Period............................       $20.69      $19.70      $17.85       $16.89      $15.32      $12.16
Total Return(b)...........................................     6.76%(c)      12.20%       7.04%       11.78%      28.74%    (15.52)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $269,921    $284,083    $293,378     $303,584    $284,165    $229,564
     Ratio of Expenses to Average Net Assets(d),(g).......     0.24%(e)       0.28%       0.29%        0.28%       0.30%       0.29%
     Ratio of Gross Expenses to Average Net Assets(d) ....            -    0.28%(f)    0.29%(f)     0.28%(f)    0.30%(f)    0.29%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.80%(e)       1.50%       1.47%        1.36%       1.75%       1.77%
     Portfolio Turnover Rate..............................     65.2%(e)        8.0%        9.0%        10.0%       11.0%       19.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SAM Conservative Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period......................       $19.56      $17.73      $16.80       $15.25      $12.13      $14.87
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.35        0.23        0.21         0.17        0.20        0.19
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.95        1.86        0.91         1.58        3.20      (2.50)
                                                           ------------
                          Total From Investment Operations         1.30        2.09        1.12         1.75        3.40      (2.31)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.26)      (0.19)       (0.20)      (0.28)      (0.41)
     Distributions from Realized Gains....................            -           -           -            -           -      (0.02)
                                                           ------------
                         Total Dividends and Distributions       (0.30)      (0.26)      (0.19)       (0.20)      (0.28)      (0.43)
Net Asset Value, End of Period............................       $20.56      $19.56      $17.73       $16.80      $15.25      $12.13
Total Return(b)...........................................     6.60%(c)      11.95%       6.71%       11.58%      28.36%    (15.72)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $130,949    $124,555     $94,662      $73,830     $40,576     $14,610
     Ratio of Expenses to Average Net Assets(d),(g).......     0.49%(e)       0.53%       0.54%        0.53%       0.55%       0.54%
     Ratio of Gross Expenses to Average Net Assets(d).....            -    0.53%(f)    0.54%(f)     0.53%(f)    0.55%(f)    0.54%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.46%(e)       1.25%       1.22%        1.11%       1.50%       1.52%
     Portfolio Turnover Rate..............................     65.2%(e)        8.0%        9.0%        10.0%       11.0%       19.0%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Expense ratio without custodian credits.
(g) Reflects Manager's contractual expense limit.
(h) Calculated based on average shares outstanding.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SAM Flexible Income Portfolio
Class 1 shares
Net Asset Value, Beginning of Period......................       $14.42      $14.08      $14.10       $13.71      $12.41      $12.23
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.61        0.56        0.52         0.51        0.56        0.41
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.23)        0.36      (0.05)         0.35        1.08      (0.15)
                                                           ------------
                          Total From Investment Operations         0.38        0.92        0.47         0.86        1.64        0.26
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.69)      (0.57)      (0.47)       (0.47)      (0.34)      (0.08)
     Distributions from Realized Gains....................       (0.22)      (0.01)      (0.02)            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (0.91)      (0.58)      (0.49)       (0.47)      (0.34)      (0.08)
Net Asset Value, End of Period............................       $13.89      $14.42      $14.08       $14.10      $13.71      $12.41
Total Return(b)...........................................     2.61%(c)       6.84%       3.41%        6.47%      13.30%       2.14%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $118,249    $126,456    $143,367     $149,055    $143,283    $125,992
     Ratio of Expenses to Average Net Assets(d),(g).......     0.24%(e)       0.29%       0.30%        0.28%       0.30%       0.30%
     Ratio of Gross Expenses to Average Net Assets(d) ....            -    0.29%(f)    0.30%(f)     0.28%(f)    0.30%(f)    0.30%(f)
     Ratio of Net Investment Income to Average Net Assets.     8.43%(e)       3.99%       3.74%        3.67%       4.33%       3.37%
     Portfolio Turnover Rate..............................     27.8%(e)        6.0%        5.0%         5.0%        4.0%        9.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SAM Flexible Income Portfolio
Class 2 shares
Net Asset Value, Beginning of Period......................       $14.32      $13.98      $14.02       $13.65      $12.38      $12.23
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.58        0.53        0.49         0.47        0.53        0.38
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.21)        0.36      (0.07)         0.36        1.07      (0.15)
                                                           ------------
                          Total From Investment Operations         0.37        0.89        0.42         0.83        1.60        0.23
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.66)      (0.54)      (0.44)       (0.46)      (0.33)      (0.08)
     Distributions from Realized Gains....................       (0.22)      (0.01)      (0.02)            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (0.88)      (0.55)      (0.46)       (0.46)      (0.33)      (0.08)
Net Asset Value, End of Period............................       $13.81      $14.32      $13.98       $14.02      $13.65      $12.38
Total Return(b)...........................................     2.52%(c)       6.61%       3.09%        6.24%      13.02%       1.89%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $56,893     $63,097     $79,487      $67,752     $34,501      $9,416
     Ratio of Expenses to Average Net Assets(d),(g).......     0.49%(e)       0.54%       0.55%        0.53%       0.55%       0.55%
     Ratio of Gross Expenses to Average Net Assets(d).....            -    0.54%(f)    0.55%(f)     0.53%(f)    0.55%(f)    0.55%(f)
     Ratio of Net Investment Income to Average Net Assets.     8.07%(e)       3.74%       3.49%        3.42%       4.08%       3.12%
     Portfolio Turnover Rate..............................     27.8%(e)        6.0%        5.0%         5.0%        4.0%        9.0%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Expense ratio without custodian credits.
(g) Reflects Manager's contractual expense limit.
(h) Calculated based on average shares outstanding.



                              FINANCIAL HIGHLIGHTS

                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.


Selected data for a share of Capital Stock outstanding throughout each year ended December 31 (except as noted):

                                       327

                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SAM Strategic Growth Portfolio
Class 1 shares
Net Asset Value, Beginning of Period......................       $22.07      $19.74      $18.45       $16.46      $12.55      $16.45
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.32        0.23        0.19         0.14        0.14        0.15
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.34        2.32        1.22         1.96        3.98      (3.47)
                                                           ------------
                          Total From Investment Operations         1.66        2.55        1.41         2.10        4.12      (3.32)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.22)      (0.12)       (0.11)      (0.21)      (0.54)
     Distributions from Realized Gains....................            -           -           -            -           -      (0.04)
                                                           ------------
                         Total Dividends and Distributions       (0.28)      (0.22)      (0.12)       (0.11)      (0.21)      (0.58)
Net Asset Value, End of Period............................       $23.45      $22.07      $19.74       $18.45      $16.46      $12.55
Total Return(b)...........................................     7.50%(c)      13.06%       7.71%       12.83%      33.07%    (20.53)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $149,724    $146,789    $136,966     $130,069    $105,077     $73,936
     Ratio of Expenses to Average Net Assets(d),(g).......     0.24%(e)       0.29%       0.31%        0.29%       0.31%       0.32%
     Ratio of Gross Expenses to Average Net Assets(d) ....            -    0.29%(f)    0.31%(f)     0.29%(f)    0.31%(f)    0.32%(f)
     Ratio of Net Investment Income to Average Net Assets.     2.84%(e)       1.10%       1.01%        0.80%       0.99%       1.06%
     Portfolio Turnover Rate..............................     59.6%(e)        7.0%        9.0%         4.0%        9.0%       16.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
SAM Strategic Growth Portfolio
Class 2 shares
Net Asset Value, Beginning of Period......................       $21.95      $19.64      $18.38       $16.42      $12.54      $16.45
Income from Investment Operations:
     Net Investment Income (Operating Loss) (h)...........         0.27        0.17        0.14         0.09        0.10        0.11
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.34        2.32        1.22         1.97        3.98      (3.44)
                                                           ------------
                          Total From Investment Operations         1.61        2.49        1.36         2.06        4.08      (3.33)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.18)      (0.10)       (0.10)      (0.20)      (0.54)
     Distributions from Realized Gains....................            -           -           -            -           -      (0.04)
                                                           ------------
                         Total Dividends and Distributions       (0.22)      (0.18)      (0.10)       (0.10)      (0.20)      (0.58)
Net Asset Value, End of Period............................       $23.34      $21.95      $19.64       $18.38      $16.42      $12.54
Total Return(b)...........................................     7.36%(c)      12.77%       7.47%       12.54%      32.76%    (20.59)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $77,748     $69,965     $48,413      $34,129     $14,766      $2,676
     Ratio of Expenses to Average Net Assets(d),(g).......     0.49%(e)       0.54%       0.56%        0.54%       0.56%       0.57%
     Ratio of Gross Expenses to Average Net Assets(d).....            -    0.54%(f)    0.56%(f)     0.54%(f)    0.56%(f)    0.57%(f)
     Ratio of Net Investment Income to Average Net Assets.     2.41%(e)       0.85%       0.76%        0.55%       0.74%       0.81%
     Portfolio Turnover Rate..............................     59.6%(e)        7.0%        9.0%         4.0%        9.0%       16.0%


(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Does not include expenses of the investment companies in which the Portfolio invests.
(e) Computed on an annualized basis.
(f) Expense ratio without custodian credits.
(g) Reflects Manager's contractual expense limit.
(h) Calculated based on average shares outstanding.





                                                                2007(a)        2006        2005         2004     2003(b)
                                                           ----                ----        ----         ----      ----
Short-Term Bond Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $10.28      $10.11      $10.12        $9.99      $10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.26        0.45        0.33         0.25        0.13
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.07)      (0.01)      (0.15)       (0.12)      (0.05)
                                                           ------------
                          Total From Investment Operations         0.19        0.44        0.18         0.13        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.36)      (0.27)      (0.19)            -      (0.09)
                                                           ------------
                         Total Dividends and Distributions       (0.36)      (0.27)      (0.19)            -      (0.09)
Net Asset Value, End of Period............................       $10.11      $10.28      $10.11       $10.12       $9.99
Total Return(c)...........................................     1.86%(d)       4.44%       1.80%        1.30%    0.78%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $138,840    $120,364     $83,822      $56,241     $20,552
     Ratio of Expenses to Average Net Assets..............     0.50%(e)       0.64%       0.57%        0.53%    0.57%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)................          N/A       0.52%         N/A          N/A         N/A
     Ratio of Gross Expenses to Average Net Assets(f).....            -           -           -            -    0.57%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.09%(e)       4.51%       3.26%        2.53%    2.15%(e)
     Portfolio Turnover Rate..............................     36.8%(e)       43.8%       74.3%        34.8%     5.0%(e)


(a) Six months ended June 30, 2007.
(b) Period from May 1, 2003, date operations commenced, through December 31,
2003.
(c) Total return does not reflect charges attributable to separate accounts.
Inclusion of these charges would reduce the amounts shown.
 (d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager.
(g) Calculated based on average shares outstanding.







                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
Short-Term Income Account
Class 1 shares
Net Asset Value, Beginning of Period......................        $2.52       $2.52       $2.58        $2.63       $2.65       $2.60
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.06        0.11        0.10         0.10        0.11        0.14
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.01)           -      (0.06)       (0.05)        0.04        0.02
                                                           ------------
                          Total From Investment Operations         0.05        0.11        0.04         0.05        0.15        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.11)      (0.10)       (0.10)      (0.17)      (0.11)
                                                           ------------
                         Total Dividends and Distributions       (0.13)      (0.11)      (0.10)       (0.10)      (0.17)      (0.11)
Net Asset Value, End of Period............................        $2.44       $2.52       $2.52        $2.58       $2.63       $2.65
Total Return(b)...........................................     1.99%(c)       4.59%       1.64%        2.07%       5.52%       6.26%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $39,257     $42,466     $47,221      $48,574     $46,628     $41,592
     Ratio of Expenses to Average Net Assets(f)...........     0.53%(d)       0.61%       0.60%        0.61%       0.63%       0.62%
     Ratio of Gross Expenses to Average Net Assets........            -    0.61%(e)    0.60%(e)     0.61%(e)    0.63%(e)    0.62%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.52%(d)       4.30%       4.01%        3.74%       4.31%       5.42%
     Portfolio Turnover Rate..............................     50.4%(d)       13.0%       22.0%        17.0%       38.0%       41.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
Short-Term Income Account
Class 2 shares
Net Asset Value, Beginning of Period......................        $2.51       $2.51       $2.56        $2.62       $2.64       $2.60
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.05        0.10        0.09         0.09        0.10        0.13
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................       (0.01)           -      (0.05)       (0.05)        0.04        0.02
                                                           ------------
                          Total From Investment Operations         0.04        0.10        0.04         0.04        0.14        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.10)      (0.09)       (0.10)      (0.16)      (0.11)
                                                           ------------
                         Total Dividends and Distributions       (0.12)      (0.10)      (0.09)       (0.10)      (0.16)      (0.11)
Net Asset Value, End of Period............................        $2.43       $2.51       $2.51        $2.56       $2.62       $2.64
Total Return(b)...........................................     1.73%(c)       4.24%       1.76%        1.60%       5.46%       5.86%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,796      $3,221      $5,156       $7,096      $6,157      $1,188
     Ratio of Expenses to Average Net Assets(f)...........     0.78%(d)       0.86%       0.85%        0.86%       0.88%       0.87%
     Ratio of Gross Expenses to Average Net Assets........            -    0.86%(e)    0.85%(e)     0.86%(e)    0.88%(e)    0.87%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.30%(d)       4.05%       3.76%        3.49%       4.06%       5.17%
     Portfolio Turnover Rate..............................     50.4%(d)       13.0%       22.0%        17.0%       38.0%       41.0%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without custodian credits.
(f) Reflects Manager's contractual expense limit.
(g) Calculated based on average shares outstanding.






                                                               2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SmallCap Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $10.78      $10.22       $9.55        $7.97       $5.83       $8.03
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.01        0.03        0.02            -        0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.00        1.23        0.65         1.58        2.14      (2.20)
                                                           ------------
                          Total From Investment Operations         1.01        1.26        0.67         1.58        2.15      (2.19)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.02)           -            -      (0.01)      (0.01)
     Distributions from Realized Gains....................       (1.21)      (0.68)           -            -           -           -
                                                           ------------
                         Total Dividends and Distributions       (1.24)      (0.70)           -            -      (0.01)      (0.01)
Net Asset Value, End of Period............................       $10.55      $10.78      $10.22        $9.55       $7.97       $5.83
Total Return(b)...........................................     9.20%(c)      12.70%       7.04%       19.82%      36.82%    (27.33)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $103,392    $103,131     $94,476      $85,115     $65,285     $32,201
     Ratio of Expenses to Average Net Assets..............     0.86%(d)       0.87%       0.88%        0.86%       0.95%       0.97%
     Ratio of Gross Expenses to Average Net Assets........            -           -           - 0.86%(    e)    0.95%(e)    0.97%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.21%(d)       0.32%       0.17%        0.03%       0.09%       0.12%
     Portfolio Turnover Rate..............................     54.9%(d)      132.3%      125.8%       188.7%      162.9%      215.5%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without commission rebates.
(g) Calculated based on average shares outstanding.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SmallCap Growth Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $10.81       $9.92       $9.30        $8.36       $5.74      $10.60
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.03)      (0.06)      (0.07)       (0.06)      (0.04)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.14        0.95        0.69         1.00        2.66      (4.81)
                                                           ------------
                          Total From Investment Operations         1.11        0.89        0.62         0.94        2.62      (4.86)
Net Asset Value, End of Period............................       $11.92      $10.81       $9.92        $9.30       $8.36       $5.74
Total Return(c)...........................................    10.27%(d)       8.97%       6.67%       11.24%      45.64%    (45.85)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $118,283     $73,327     $66,656      $63,453     $55,628     $32,754
     Ratio of Expenses to Average Net Assets(e)...........     1.01%(f)       1.02%       1.05%        0.99%       0.99%       0.95%
     Ratio of Gross Expenses to Average Net Assets........            -           -           -     1.01%(g)    1.02%(g)    1.06%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.57)%(f)     (0.62)%     (0.77)%      (0.70)%     (0.64)%     (0.68)%
     Portfolio Turnover Rate.............................. 83.6%(f),(h)       77.6%       68.2%        43.3%       54.1%      287.9%



                                                                2007(i)
                                                           ----
SmallCap Growth Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $10.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............       (0.04)
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.22
                                                           ------------
                          Total From Investment Operations         1.18
Net Asset Value, End of Period............................       $11.90
Total Return(c)...........................................    11.01%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,307
     Ratio of Expenses to Average Net Assets(e)...........     1.26%(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.81)%(f)
     Portfolio Turnover Rate.............................. 83.6%(f),(h)


(a) Six months ended June 30, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return does not reflect charges attributable to separate accounts.
Inclusion of these charges would reduce the amounts shown.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Expense ratio without commission rebates.
(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Growth Fund.
(i) Period from January 9, 2007 through June 30, 2007. Class 2 shares incurred a net realized and unrealized gain of $.07 per share from January 3, 2007 through January 8, 2007.






                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
SmallCap Value Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $18.66      $17.61      $16.83       $15.04      $10.30      $11.37
Income from Investment Operations:
     Net Investment Income (Operating Loss) (i)...........         0.05        0.09        0.07         0.03        0.06        0.06
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         0.93        2.98        0.96         3.37        5.14      (1.07)
                                                           ------------
                          Total From Investment Operations         0.98        3.07        1.03         3.40        5.20      (1.01)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.06)      (0.01)       (0.03)      (0.05)      (0.06)
     Distributions from Realized Gains....................       (1.35)      (1.96)      (0.24)       (1.58)      (0.41)           -
                                                           ------------
                         Total Dividends and Distributions       (1.42)      (2.02)      (0.25)       (1.61)      (0.46)      (0.06)
Net Asset Value, End of Period............................       $18.22      $18.66      $17.61       $16.83      $15.04      $10.30
Total Return(b)...........................................     5.08%(c)      18.64%       6.22%       23.08%      50.61%     (8.86)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $214,116    $171,973    $132,035     $107,206     $82,135     $44,217
     Ratio of Expenses to Average Net Assets(d)...........     1.01%(e)       1.11%       1.13%        1.12%       1.16%       1.28%
     Ratio of Gross Expenses to Average Net Assets........            -           -           -     1.13%(f)    1.18%(f)    1.29%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.51%(e)       0.49%       0.38%        0.21%       0.50%       0.68%
     Portfolio Turnover Rate.............................. 62.7%(e),(g)       49.0%       45.3%        38.0%       54.0%       77.4%



                                                                2007(h)
                                                           ----
SmallCap Value Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $18.41
Income from Investment Operations:
     Net Investment Income (Operating Loss) (i)...........         0.03
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.17
                                                           ------------
                          Total From Investment Operations         1.20
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)
     Distributions from Realized Gains....................       (1.35)
                                                           ------------
                         Total Dividends and Distributions       (1.38)
Net Asset Value, End of Period............................       $18.23
Total Return(b)...........................................     6.37%(c)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $268
     Ratio of Expenses to Average Net Assets(d)...........     1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.28%(e)
     Portfolio Turnover Rate.............................. 62.7%(e),(g)


(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Reflects Manager's contractual expense limit.
(e) Computed on an annualized basis.
(f) Expense ratio without commission rebates.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM VT SmallCap Value Fund.
(h) Period from January 9, 2007 through June 30, 2007. Class 2 shares incurred a net realized and unrealized gain of $.09 per share from January 3, 2007 through January 8, 2007.
(i) Calculated based on average shares outstanding.







                                                                2007(a)        2006        2005         2004        2003        2002
                                                           ----                ----        ----         ----        ----        ----
West Coast Equity Account
Class 1 shares
Net Asset Value, Beginning of Period......................       $24.06      $22.04      $20.45       $18.14      $12.69      $16.70
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.07        0.15        0.13         0.16        0.06        0.06
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.27        2.45        1.61         2.20        5.43      (3.79)
                                                           ------------
                          Total From Investment Operations         1.34        2.60        1.74         2.36        5.49      (3.73)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.12)      (0.15)       (0.05)      (0.04)      (0.08)
     Distributions from Realized Gains....................       (0.84)      (0.46)           -            -           -      (0.20)
                                                           ------------
                         Total Dividends and Distributions       (1.02)      (0.58)      (0.15)       (0.05)      (0.04)      (0.28)
Net Asset Value, End of Period............................       $24.38      $24.06      $22.04       $20.45      $18.14      $12.69
Total Return(b)...........................................     5.48%(c)      12.03%       8.57%       13.03%      43.35%    (22.55)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $133,346    $152,592    $130,071     $119,371    $105,160     $68,227
     Ratio of Expenses to Average Net Assets(f)...........     0.64%(d)       0.67%       0.68%        0.69%       0.71%       0.71%
     Ratio of Gross Expenses to Average Net Assets........            -    0.67%(e)    0.68%(e)     0.69%(e)    0.71%(e)    0.71%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.59%(d)       0.66%       0.62%        0.87%       0.42%       0.42%
     Portfolio Turnover Rate..............................     17.6%(d)       18.0%       18.0%        17.0%       16.0%       20.0%



                                                                2007(a)        2006        2005         2004        2003        2002
                                                                ----           ----        ----         ----        ----        ----
West Coast Equity Account
Class 2 shares
Net Asset Value, Beginning of Period......................       $23.91      $21.92      $20.35       $18.08      $12.67      $16.70
Income from Investment Operations:
     Net Investment Income (Operating Loss) (g)...........         0.04        0.10        0.08         0.11        0.02        0.02
     Net Realized and Unrealized Gain (Loss) on
     Investments..........................................         1.27        2.43        1.60         2.19        5.41      (3.77)
                                                           ------------
                          Total From Investment Operations         1.31        2.53        1.68         2.30        5.43      (3.75)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.08)      (0.11)       (0.03)      (0.02)      (0.08)
     Distributions from Realized Gains....................       (0.84)      (0.46)           -            -           -      (0.20)
                                                           ------------
                         Total Dividends and Distributions       (0.96)      (0.54)      (0.11)       (0.03)      (0.02)      (0.28)
Net Asset Value, End of Period............................       $24.26      $23.91      $21.92       $20.35      $18.08      $12.67
Total Return(b)...........................................     5.38%(c)      11.75%       8.30%       12.72%      42.93%    (22.67)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,533     $16,954     $10,823       $8,270      $5,202      $2,313
     Ratio of Expenses to Average Net Assets(f)...........     0.89%(d)       0.92%       0.93%        0.94%       0.96%       0.96%
     Ratio of Gross Expenses to Average Net Assets........            -    0.92%(e)    0.93%(e)     0.94%(e)    0.96%(e)    0.96%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.36%(d)       0.41%       0.37%        0.62%       0.17%       0.17%
     Portfolio Turnover Rate..............................     17.6%(d)       18.0%       18.0%        17.0%       16.0%       20.0%

(a) Six months ended June 30, 2007.
(b) Total return does not reflect  charges  attributable  to separate  accounts.
Inclusion of these charges would reduce the amounts shown.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Expense ratio without custodian credits.
(f) Reflects Manager's contractual expense limit.
(g) Calculated based on average shares outstanding.



FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Investors Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                            Number of
                                                                                        Portfolios in Fund             Other
     Name, Position Held with the Fund,               Principal Occupation(s)          Complex Overseen by         Directorships
        Address*, and Year of Birth                     During past 5 years                  Director           Held by Director**
        ---------------------------                     -------------------                  --------           ------------------
  Elizabeth Ballantine                          Principal, EBA Associates since 1998.          107             The McClatchy Company
  Director since 2004
  Member, Audit and Nominating Committee
  1948

  Kristianne Blake                              President, Kristianne Gates Blake,             107              Avista Corporation;
  Director since 2006                           P.S.                                                            Russell Investment
  Member, Audit and Nominating Committee                                                                         Company; Russell
  1954                                                                                                           Investment Funds

  Richard W. Gilbert                            President, Gilbert Communications,             107                 Calamos Asset
  Director since 1985                           Inc. since 1993.                                                 Management, Inc.
  Member, Audit and Nominating Committee
  1940

  Mark A. Grimmett                              Executive Vice President and CFO,              107                     None
  Director since 2004                           Merle Norman Cosmetics, Inc. since
  Member, Audit and Nominating Committee        2000.
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc. since           107                     None
  Director since 2005                           1986.
  Member, Audit and Nominating Committee
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap               107           Casey's General Stores,
  Director since 1999                           Pharmacies, Inc.                                                       Inc.
  Member, Audit and Nominating Committee
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                    107                     None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  1940

  Daniel Pavelich                               Retired. Formerly, Chairman and CEO            107            Catalytic Inc.; Vaagen
  Director since 2006                           of BDO Seidman.                                                 Bros. Lumber, Inc.
  Member, Audit and Nominating Committee
  1944

  Richard Yancey                                Retired. Formerly, Managing Director           107           AdMedia Partners, Inc.;
  Director since 2006                           of Dillon Read & Co.                                             Czech and Slovak
  Member, Audit and Nominating Committee                                                                    American Enterprise Fund
  1926



 *Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

 **Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities
    Exchange Act or any other mutual fund.



    The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  Ralph C. Eucher                               Director and President, Principal              107                      None
  Director, President and CEO                   Management Corporation, since 1999.
  Member, Executive Committee                   Director, Principal Funds
  711 High Street, Des Moines, IA  50392        Distributor, Inc. since 2007.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005. Senior
                                                Vice President, Principal Life,
                                                since 2002. Prior thereto, Vice
                                                President.

  William G. Papesh                             President and Director of Edge Asset           107                      None
  Director                                      Management, Inc. since 2007;
  1201 Third Avenue, 8th Floor                  President and CEO of WM Group of
  Seattle, Washington                           Funds 1987-2006.
  1943

  Larry D. Zimpleman                            Chairman and Director, Principal               107                      None
  Director and Chairman of the Board since      Management Corporation and Princor
  2001                                          since 2001. President and Chief
  Member, Executive Committee                   Operating Officer, Principal Life
  711 High Street, Des Moines, IA  50392        since 2006. President, Retirement
  1951                                          and Investor Services, Principal
                                                Financial Group, Inc. 2003-2006.
                                                Executive Vice President, 2001-2003,
                                                and prior thereto, Senior Vice
                                                President, Principal Life.


    The following table presents officers of the Funds.

       Name, Position Held with the Fund,                         Principal Occupation(s)
           Address, and Year of Birth                               During past 5 years
           --------------------------                               -------------------
  Craig L. Bassett                                  Vice President and Treasurer, Principal Life.
  Treasurer
  711 High Street, Des Moines, IA  50392
  1952

  Michael J. Beer                                   Executive Vice President and Chief Operating
  Executive Vice President, Chief Financial         Officer, Principal Management Corporation. Executive
  Officer                                           Vice President, Principal Funds Distributor, Inc.,
  711 High Street, Des Moines, IA  50392            since 2007. President, Princor, since 2005.
  1961

  Randy L. Bergstrom                                Counsel, Principal Life.
  Assistant Tax Counsel
  711 High Street, Des Moines, IA  50392
  1955

  David J. Brown                                    Vice President, Product & Distribution Compliance,
  Chief Compliance Officer                          Principal Life. Senior Vice President, Principal
  711 High Street, Des Moines, IA  50392            Management Corporation since 2004. Senior Vice
  1960                                              President, Principal Funds Distributor, Inc., since
                                                    2007. Second Vice President,
                                                    Princor, since 2003, and
                                                    prior thereto, Vice
                                                    President, Principal
                                                    Management Corporation and
                                                    Princor.

  Jill R. Brown                                     Second Vice President, Principal Financial Group and
  Senior Vice President                             Senior Vice President, Principal Management
  11000 Investment Blvd, El Dorado Hills, CA        Corporation and Princor, since 2006. Chief Financial
  95762                                             Officer, Princor since 2003. Vice President, Princor
  1967                                              2003-2006. Senior Vice President and Chief Financial
                                                    Officer, Principal Funds Distributor, Inc., since
                                                    2007. Prior thereto, Assistant Financial Controller,
                                                    Principal Life.

  Steve Gallaher                                    Second Vice President and Counsel, Principal Life
  Assistant Counsel                                 since 2006. Self-Employed Writer in 2005. 2004 and
  711 High Street Des Moines, IA  50392             prior thereto Senior Vice President and Counsel of
  1955                                              Principal Residential Mortgage, Inc.

  Ernie H. Gillum                                   Vice President and Chief Compliance Officer,
  Vice President, Assistant Secretary               Principal Management Corporation, since 2004, and
  711 High Street Des Moines, IA  50392             prior thereto, Vice President, Compliance and
  1955                                              Product Development, Principal Management
                                                    Corporation.

  Patrick A. Kirchner                               Counsel, Principal Life.
  Assistant Counsel
  711 High Street, Des Moines, IA  50392
  1960


  Carolyn F. Kolks                                  Counsel, Principal Life, since 2003 and prior
  Assistant Tax Counsel                             thereto, Attorney.
  711 High Street, Des Moines, IA  50392
  1962






       Name, Position Held with the Fund,                         Principal Occupation(s)
           Address, and Year of Birth                               During past 5 years
           --------------------------                               -------------------
  Sarah J. Pitts                                    Counsel, Principal Life.
  Assistant Counsel
  711 High Street, Des Moines, IA  50392
  1945

  Debra C. Ramsey                                   President, Principal Funds Distributors, Inc. and
  Senior Vice President of Distribution             Second Vice President, Principal Financial Group
  11000 Investment Blvd, El Dorado Hills, CA        since 2007. Prior thereto, President of WM Funds
  95762                                             Distributor and WM Shareholder Services.
  1953

  Layne A. Rasmussen                                Vice President and Controller - Mutual Funds,
  Vice President and Controller                     Principal Management Corporation.
  711 High Street, Des Moines, IA  50392
  1958

  Michael D. Roughton                               Vice President and Senior Securities Counsel,
  Counsel                                           Principal Financial Group, Inc.  Senior Vice
  711 High Street, Des Moines, IA  50392            President and Counsel, Principal Management
  1951                                              Corporation, Principal Funds Distributor, Inc., and
                                                    Princor. Counsel, Principal Global.

  Adam U. Shaikh                                    Counsel, Principal Life, since 2006. Prior thereto,
  Assistant Counsel                                 practicing attorney.
  711 High Street, Des Moines, IA  50392
  1972

  Dan Westholm                                      Director Treasury, since 2003. Prior thereto,
  Assistant Treasurer                               Assistant Treasurer.
  711 High Street, Des Moines, IA  50392
  1966

  Beth Wilson                                       Director and Secretary, Principal Funds, since 2007.
  Secretary                                         Prior thereto, Business Manager for Pella
  711 High Street, Des Moines, IA  50392            Corporation.
  1956


The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. Additional information about the Fund is available in the Prospectuses dated May 1, 2007 and the Statement of Additional Information dated May 1, 2007. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.



ITEM 2 - CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12 - EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                                                      SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Fund, Inc.
                     ---------------------------------------------------------



By           /s/ Ralph C. Eucher
             -----------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         8/20/2007
             ---------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
             -----------------------------------------------------------------

         Ralph C. Eucher, President and CEO

Date         8/20/2007
             ---------------------



By           /s/ Michael J. Beer
             -----------------------------------------------------------------

         Michael J. Beer, Executive Vice President and Chief Financial Officer

Date         8/20/2007
             ---------------------